April 29, 2009




Securities and Exchange Commission 100 F Street, N.E.
Washington, DC 20549


 RE:  Midland National Life Separate Account C
      File Number 333-71800 - National Advantage Variable Annuity

Commissioners:


Enclosed for filing is a copy, including exhibits, of Post-Effective Amendment Number 16 to the above referenced Form N-4 Registration Statement.


This amendment is being filed pursuant to paragraph (b) of Rule 485, and pursuant to subparagraph (b) (4) of that Rule, we certify the amendment does not contain disclosure which would render it ineligible to become effective pursuant to said paragraph (b).


If you have any comments or questions about this filing, please contact Fred Bellamy of Sutherland Asbill & Brennan LLP at 202-383-0126 or fred.bellamy@sutherland.com.


Sincerely,


/s/


Terri Silvius
Assistant Vice President -
Variable Compliance & 38a-1 CCO


cc:       Frederick R. Bellamy
          Sutherland Asbill & Brennan LLP



                                                            As filed with the Securities and Exchange Commission on April 29, 2009
                                                                                                       Registration Nos. 333-71800

                                                                                                                         811-07772
----------------------------------------------------------------------------------------------------------------------------------

                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       WASHINGTON, D.C. 20549
----------------------------------------------------------------------------------------------------------------------------------

                                                              FORM N-4

                                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                  |_|
                                             Pre-Effective Amendment No.                                                 |X|

                                                 Post-Effective Amendment No.    16
                                                              and            -------

                                  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY                                     |_|
                                                          ACT OF  1940


                                                        Amendment No.  92                                                 |X|
                                                                      ----


                                              MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C
                                              ----------------------------------------
                                                     (Exact Name of Registrant)

                                               MIDLAND NATIONAL LIFE INSURANCE COMPANY
                                               ---------------------------------------
                                                         (Name of Depositor)


                                              One Sammons Plaza, Sioux Falls, SD 57193
                                              ----------------------------------------
                                        (Address of Depositor's Principal Executive Offices)


                                         Depositor's Telephone Number, including Area Code:
                                         --------------------------------------------------
                                                           (605) 335-5700

Name and Address of Agent for Service:                                   Copy to:

Stephen P. Horvat, Jr.                                                   Frederick R. Bellamy, Esq.
Senior Vice President - Legal                                            Sutherland Asbill & Brennan LLP
Midland National Life Insurance Company                                  1275 Pennsylvania Avenue, N.W.
Sammons Financial Group                                                  Washington, DC  20004-2415
525 W. Van Buren
Chicago, IL  60607


It is proposed that this filing will become effective:
    |_|      Immediately upon filing pursuant to paragraph (b) of Rule 485
    |X|      On May 1, 2009 pursuant to paragraph (b) of Rule 485
    |_|      60 days after filing pursuant to paragraph (a) of Rule 485
    |_|      On ________________________ pursuant to paragraph (a) of Rule 485


                                                         -------------------

                                                Title of securities being registered:
                                                 National Advantage Variable Annuity
                                       Individual Flexible Premium Variable Annuity Contracts.


                 National Advantage Variable Annuity Prospectus

                                   May 1, 2009
                   Flexible Premium Deferred Variable Annuity

               issued by: Midland National Life Insurance Company
              through the Midland National Life Separate Account C
        Phone: (877) 586-0240 (toll-free) Fax: (866) 270-9565 (toll-free)

Please read this prospectus for details on the contract being offered to You and keep it for future reference. This prospectus sets forth the information that a prospective investor should know before investing.

The National Advantage Variable Annuity (the "contract") offers You a unique menu of benefits and riders that may be particularly useful to You in meeting Your long-term savings and retirement needs. There are, however, costs and charges associated with these optional riders. We (Midland National Life Insurance Company) encourage You to carefully consider the costs and benefits of each rider You select to ensure that these riders are consistent with Your personal investment goals and needs. The minimum initial premium for a non-qualified contract is $10,000 (unless You elect the optional Minimum Premium Rider, at an additional cost). The minimum initial premium for a qualified contract is $2,000.

If You elect the Bonus Credit Rider, We will add a bonus credit to each premium payment that You make in the first contract year. Electing a bonus credit may be beneficial to You only if You own the contract for a sufficient length of time, and the investment performance of the underlying portfolios is sufficient to compensate for the additional fee charged for the Bonus Credit Rider. Your expenses will be higher if You elect the Bonus Credit Rider and over time, the value of the bonus may be more than offset by the extra fee charged for the Bonus Credit Rider.


A Statement of Additional Information ("SAI") about the contract and the Midland National Life Separate Account C is available free of charge by checking the appropriate box on the application form or contacting Us at the number above, or by writing to Us at Midland National Life Insurance Company, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266. The SAI, dated May 1, 2009, has been filed with the U.S. Securities and Exchange Commission ("SEC"), and is incorporated herein by reference. The table of contents of the SAI is included at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.


You may allocate Your premiums to Our Fixed Account, unless otherwise noted, and/or to the Separate Account investment divisions (see Definitions) that invest in a specified mutual fund portfolio. You can generally choose a maximum of 50 investment divisions at any one time among the sixty-six investment divisions shown on the following page (some restrictions may apply). The mutual fund portfolios are part of the following series funds or trusts:

o         AIM Variable Insurance Funds                         o         Lord Abbett Series Fund, Inc
o         Alger American Fund                                  o         MFS(R)Variable Insurance TrustSM
o         American Century Variable Portfolios, Inc.           o         Neuberger Berman AMT Portfolios
o         Calvert Variable Series, Inc.                        o         PIMCO Variable Insurance Trust
o         Fidelity(R)Variable Insurance Products Initial       o         Premier VIT
          Class, and Service Class 2
o         Goldman Sachs Variable Insurance Trust               o         Rydex Variable Trust
o         J.P. Morgan Series Trust                             o         Van Eck Worldwide Insurance Trust
o         Janus Aspen Series


Your accumulation value in the investment divisions will increase or decrease based on investment performance of the mutual fund portfolios. You bear this risk. No one insures or guarantees any of these investments. Separate prospectuses describe the investment objectives, policies and risks of the portfolios.

--------------------------------------------------------------------------------
The SEC has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The contracts involve investment risk, including possible loss of principal.
The contracts are not a deposit of, or guaranteed or endorsed by, any bank or depository institution and the contracts are not federally insured by the federal deposit insurance corporation or any other agency.
--------------------------------------------------------------------------------

                                        SEPARATE ACCOUNT INVESTMENT PORTFOLIOS
 ----------------------------------------------------------------------------------------------------------------------
 1.        AIM V.I. Financial Services Fund                 34.       Goldman Sachs VIT Structured Small Cap
                                                                      Equity Fund
 ----------------------------------------------------------------------------------------------------------------------
 2.        AIM V.I. Global Health Care Fund                 35.       Goldman Sachs VIT Growth and Income Fund
 ----------------------------------------------------------------------------------------------------------------------
 3.        AIM V.I. Technology Fund                         36.       Goldman Sachs VIT Mid Cap Value Fund
 ----------------------------------------------------------------------------------------------------------------------

 4.        AIM V.I. Utilities Fund                          37.       JPMorgan Insurance Trust Core Bond Portfolio1

 ----------------------------------------------------------------------------------------------------------------------

 5.        Alger American Capital Appreciation Portfolio    38.       JPMorgan Insurance Trust Small Cap Core
                                                                      Portfolio2

 ----------------------------------------------------------------------------------------------------------------------
 6.        Alger American LargeCap Growth Portfolio         39.       Janus Aspen Growth & Income Portfolio
 ----------------------------------------------------------------------------------------------------------------------
 7.        Alger American Mid-Cap Growth Portfolio          40.       Lord Abbett Series Fund, Inc. Growth and
                                                                      Income Portfolio
 ----------------------------------------------------------------------------------------------------------------------
 8.        American Century VP Balanced Fund                41.       Lord Abbett Series Fund, Inc. International
                                                                      Portfolio
 ----------------------------------------------------------------------------------------------------------------------
 9.        American Century VP Capital Appreciation Fund    42.       Lord Abbett Series Fund, Inc. Mid-Cap Value
                                                                      Portfolio
 ----------------------------------------------------------------------------------------------------------------------
 10.       American Century VP Income & Growth Fund         43.       MFS(R)VIT Growth Series
 ----------------------------------------------------------------------------------------------------------------------
 11.       American Century VP Inflation Protection Fund    44.       MFS(R)VIT Investors Trust Series
 ----------------------------------------------------------------------------------------------------------------------
 12.       American Century VP International Fund           45.       MFS(R)VIT New Discovery Series
 ----------------------------------------------------------------------------------------------------------------------
 13.       American Century VP Large Company Value          46.       MFS(R)VIT Research Series
           Fund
 ----------------------------------------------------------------------------------------------------------------------
 14.       American Century VP Mid Cap Value Fund           47.       Neuberger Berman AMT Mid-Cap Growth
                                                                      Portfolio
 ----------------------------------------------------------------------------------------------------------------------
 15.       American Century VP Ultra(R)Fund                 48.       Neuberger Berman AMT Regency Portfolio
 ----------------------------------------------------------------------------------------------------------------------
 16.       American Century VP Value Fund                   49.       Neuberger Berman AMT Small-Cap Growth
                                                                      Portfolio
 ----------------------------------------------------------------------------------------------------------------------
 17.       Calvert VS Social Equity Portfolio               50.       PIMCO VIT High Yield Portfolio
 ----------------------------------------------------------------------------------------------------------------------
 18.       Calvert VS Social Mid Cap Growth Portfolio       51.       PIMCO VIT Low Duration Portfolio
 ----------------------------------------------------------------------------------------------------------------------
 19.       Fidelity VIP Asset Manager: Growth(R)Portfolio   52.       PIMCO VIT Real Return Portfolio
 ----------------------------------------------------------------------------------------------------------------------
 20.       Fidelity VIP Asset ManagerSM Portfolio           53.       PIMCO VIT Total Return Portfolio
 ----------------------------------------------------------------------------------------------------------------------

 21.       Fidelity VIP Balanced Portfolio                  54.       Premier VIT NACM Small Cap Portfolio3

 ----------------------------------------------------------------------------------------------------------------------
 22.       Fidelity VIP Contrafund(R)Portfolio              55.       Rydex VT Government Long Bond 1.2x
                                                                      Strategy Fund
 ----------------------------------------------------------------------------------------------------------------------
 23.       Fidelity VIP Equity-Income Portfolio             56.       Rydex VT Inverse Government Long Bond
                                                                      Strategy Fund
 ----------------------------------------------------------------------------------------------------------------------
 24.       Fidelity VIP Growth & Income Portfolio           57.       Rydex VT Inverse NASDAQ-100(R)Strategy
                                                                      Fund
 ----------------------------------------------------------------------------------------------------------------------
 25.       Fidelity VIP Growth Opportunities Portfolio      58.       Rydex VT Inverse S&P 500 Strategy Fund
 ----------------------------------------------------------------------------------------------------------------------
 26.       Fidelity VIP Growth Portfolio                    59.       Rydex VT Nova Fund
 ----------------------------------------------------------------------------------------------------------------------
 27.       Fidelity VIP High Income Portfolio               60.       Rydex VT NASDAQ-100(R)Fund
 ----------------------------------------------------------------------------------------------------------------------

 28.       Fidelity VIP Index 500 Portfolio                 61.       Rydex VT All-Cap Opportunity Fund4

 ----------------------------------------------------------------------------------------------------------------------
 29.       Fidelity VIP Investment Grade Bond Portfolio     62.       Rydex VT U.S. Government Money Market Fund
 ----------------------------------------------------------------------------------------------------------------------
 30.       Fidelity VIP MidCap Portfolio                    63.       Van Eck Worldwide Bond Fund
 ----------------------------------------------------------------------------------------------------------------------
 31.       Fidelity VIP Money Market                        64.       Van Eck Worldwide Emerging Markets Fund
 ----------------------------------------------------------------------------------------------------------------------
 32.       Fidelity VIP Overseas Portfolio                  65.       Van Eck Worldwide Hard Assets Fund
 ----------------------------------------------------------------------------------------------------------------------
 33.       Fidelity VIP Value Strategies Portfolio          66.       Van Eck Worldwide Real Estate Fund
 ----------------------------------------------------------------------------------------------------------------------


1Formerly JPMorgan Bond Portfolio
2Formerly JPMorgan Small Company Portfolio
3Formerly Premier VIT OpCap Small Cap Portfolio
4Formerly Rydex VT Sector Rotation


This prospectus generally describes only the variable portion of the contract, except where the Fixed Account is specifically mentioned.

You should read this prospectus carefully and keep it for future reference. You should also have and read the current prospectuses for the mutual fund portfolios.

                                                   TABLE OF CONTENTS

DEFINITIONS...........................................................................................................6
SUMMARY..............................................................................................................10
      FEATURES OF NATIONAL ADVANTAGE VARIABLE ANNUITY................................................................10
           Your Accumulation Value...................................................................................10
           Your "Free Look" Right....................................................................................11
           Flexible Premium Payments.................................................................................11
           Investment Choices........................................................................................11
           Transfers.................................................................................................12
           Frequent or Disruptive Transfers..........................................................................12
           Surrenders................................................................................................13
           Administrative Procedures.................................................................................13
           Risk of Increases in Fees and Charges.....................................................................14
           Death Benefit.............................................................................................14
           Optional Riders...........................................................................................15
      FEE TABLE......................................................................................................15
           Periodic Charges Other Than Portfolio Expenses............................................................15
           Range of Annual Operating Expenses for the Portfolios1....................................................16
      EXPENSE EXAMPLES...............................................................................................17
      FINANCIAL INFORMATION..........................................................................................18
      CHARGES AND FEES...............................................................................................18
           Surrender Charge..........................................................................................18
           Mortality and Expense Risk Charge.........................................................................18
           Annual Maintenance Fee....................................................................................18
           Transfer Fee..............................................................................................18
           Premium Taxes.............................................................................................18
           Loan Charge (TSA Contracts Only)..........................................................................18
           Optional Rider Charges....................................................................................19
ADDITIONAL INFORMATION ABOUT NATIONAL ADVANTAGE......................................................................19
      SUITABILITY OF THE CONTRACTS...................................................................................19
      OTHER PRODUCTS.................................................................................................19
      INQUIRIES AND CORRESPONDENCE...................................................................................20
      STATE VARIATIONS...............................................................................................20
      OUR SEPARATE ACCOUNT C AND ITS INVESTMENT DIVISIONS............................................................21
           The Funds.................................................................................................21
           Investment Policies Of The Funds' Portfolios..............................................................22
           Availability of the Portfolios............................................................................28
      AMOUNTS IN OUR SEPARATE ACCOUNT................................................................................28
      WE OWN THE ASSETS OF OUR SEPARATE ACCOUNT......................................................................29
      OUR RIGHT TO CHANGE HOW WE OPERATE OUR SEPARATE ACCOUNT........................................................29
THE FIXED ACCOUNT....................................................................................................30
DETAILED INFORMATION ABOUT THE CONTRACT..............................................................................31
      REQUIREMENTS FOR ISSUANCE OF A CONTRACT........................................................................31
      FREE LOOK......................................................................................................32
      TAX-FREE "SECTION 1035" EXCHANGES..............................................................................32
      PREMIUM PAYMENTS...............................................................................................32
           Allocation of Premium Payments............................................................................33
           Changing Your Premium Allocation Percentages..............................................................33
           Fixed Account Limitations.................................................................................33
      YOUR ACCUMULATION VALUE........................................................................................34
           Transfers of Accumulation Value...........................................................................34
      TRANSFER LIMITATIONS...........................................................................................35
      SURRENDERS.....................................................................................................37
      FREE SURRENDER AMOUNT..........................................................................................39
           Partial Waiver of Surrender Charge - Charitable Remainder Trust Endorsement...............................39
      SYSTEMATIC WITHDRAWALS.........................................................................................39
      LOANS..........................................................................................................40
      DOLLAR COST AVERAGING..........................................................................................42
           Fixed Account Dollar Cost Averaging ("Fixed Account DCA").................................................43
      PORTFOLIO REBALANCING..........................................................................................44
      FIXED ACCOUNT EARNINGS SWEEP PROGRAM...........................................................................44
      OPTIONAL RIDERS................................................................................................45
           Bonus Credit Rider........................................................................................45
           Minimum Premium Rider.....................................................................................45
           Guaranteed Minimum Death Benefit (GMDB)...................................................................46
           Higher Education Rider....................................................................................46
           Estate Planning Rider.....................................................................................46
           Surrender Charge Rider....................................................................................47
           Guaranteed Minimum Withdrawal Benefit Rider (GMWB)........................................................48
           Asset Allocation Models...................................................................................51
           Guaranteed Income 5 Rider.................................................................................55
           Guaranteed Income Select Rider............................................................................62
           Mutually Exclusive Riders.................................................................................66
      DEATH BENEFIT..................................................................................................67
      PAYMENT OF DEATH BENEFITS......................................................................................68
CHARGES, FEES AND DEDUCTIONS.........................................................................................69
      SURRENDER CHARGES ON SURRENDERS................................................................................69
      MORTALITY AND EXPENSE RISK CHARGE..............................................................................70
      ANNUAL MAINTENANCE FEE.........................................................................................70
      OPTIONAL RIDER CHARGES.........................................................................................70
      TRANSFER CHARGE................................................................................................72
           Loan Charge (TSA Contracts Only)..........................................................................72
      CHARGES IN THE FUNDS...........................................................................................72
      PREMIUM TAXES..................................................................................................72
      OTHER TAXES....................................................................................................72
FEDERAL TAX STATUS...................................................................................................73
      INTRODUCTION...................................................................................................73
      ANNUITY CONTRACTS IN GENERAL...................................................................................73
           Qualified and Nonqualified Contracts......................................................................73
           Minimum Distribution Rules and Eligible Rollover Distributions............................................75
           Loans.....................................................................................................75
           Diversification and Distribution Requirements.............................................................75
           Surrenders - Nonqualified Contracts.......................................................................76
           Multiple Contracts........................................................................................76
           Withholding...............................................................................................76
           Annuity Payments..........................................................................................76
           Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations................................77
           Taxation of Death benefit Proceeds........................................................................77
           Transfers, Assignments or Exchange of Contracts...........................................................77
           Possible Tax Law Changes..................................................................................77
           Economic Growth and Tax Relief Reconciliation Act of 2001.................................................78
           Annuity Purchases by Residents of Puerto Rico.............................................................78
           Foreign Tax Credits.......................................................................................78
           Separate Account Charges..................................................................................78
      MATURITY DATE..................................................................................................78
           Electing An Annuity Payment Option........................................................................79
           Fixed Payment Options.....................................................................................80
           Variable Payment Options..................................................................................80
           Payment Options...........................................................................................80
           Transfers after Annuitization for Variable Payment Options................................................81
ADDITIONAL INFORMATION...............................................................................................81
      MIDLAND NATIONAL LIFE INSURANCE COMPANY........................................................................81
      FUND VOTING RIGHTS.............................................................................................82
      HOW WE DETERMINE YOUR VOTING SHARES............................................................................82
      VOTING PRIVILEGES OF PARTICIPANTS IN OTHER COMPANIES...........................................................82
      OUR REPORTS TO OWNERS..........................................................................................82
      CONTRACT PERIODS, ANNIVERSARIES................................................................................83
      DIVIDENDS......................................................................................................83
      PERFORMANCE....................................................................................................83
      CHANGE OF ADDRESS NOTIFICATION.................................................................................84
      MODIFICATION TO YOUR CONTRACT..................................................................................84
      YOUR BENEFICIARY...............................................................................................84
      ASSIGNING YOUR CONTRACT........................................................................................85
      WHEN WE PAY PROCEEDS FROM THIS CONTRACT........................................................................85
      DISTRIBUTION OF THE CONTRACTS..................................................................................85
      REGULATION.....................................................................................................86
      DISCOUNT FOR EMPLOYEES OF SAMMONS ENTERPRISES, INC.............................................................86
      LEGAL PROCEEDINGS..............................................................................................87
      LEGAL MATTERS..................................................................................................87
      FINANCIAL STATEMENTS...........................................................................................87
STATEMENT OF ADDITIONAL INFORMATION..................................................................................88
CONDENSED FINANCIAL INFORMATION......................................................................................89
APPENDIX  I.........................................................................................................111
APPENDIX II.........................................................................................................113
APPENDIX III........................................................................................................116

                                   DEFINITIONS

For Your convenience, below is a glossary of the special terms We use in this prospectus. These terms are generally in bold face type throughout this document.

Accumulation Unit means the units credited to each investment division in the Separate Account before the maturity date.

Accumulation value means the sum of the amounts You have in Our Fixed Account and in the investment divisions of Our Separate Account under Your inforce contract.

Annuitant means the person(s), designated by the owner, to whom periodic income will be paid (payee ). This is the person whose life is used to determine the amount and duration of any periodic income involving life contingencies. After the maturity date, the annuitant will be considered the owner unless otherwise stated.

Annuity Unit means the units in the Separate Account, after the maturity date, that are used to determine the amount of the annuity payment.

Annuitization means an election of an annuity payment option.

Annuitize means an election to receive regular income payments from Your contract under one of the annuity payment options. An election to annuitize Your contract may be irrevocable. If You elect to annuitize Your contract, You will no longer be able to exercise any liquidity (e.g., withdrawal or surrender) provision that may have previously been available.

Attained Age means the issue age plus the number of complete contract years since the issue date.

Beneficiary means the person or persons to whom the contract's death benefit will be paid in the event of the death of the annuitant or an owner .

Business Day means any day the New York Stock Exchange is open for regular trading. Our business day ends when the New York Stock Exchange closes for regular trading generally 3:00 p.m. Central Time.

Contract Anniversary means the same date in each contract year as the issue date.

Contract Month means a month that starts on the same date as the issue date in each month. For this purpose, the calendar days of 29, 30 and 31 are not used and We look forward to the first day of the next calendar month. For example, assume a contract is issued on January 29th. Subsequent contract months will begin on the first day of each month (February 1, March 1, April 1, etc.).

Contract Year means a year that starts on the issue date or on each anniversary thereafter.

Death Benefit means the amount that We will pay to the beneficiary in the event of the death of the annuitant or an owner if the contract is still inforce. The death benefit will be paid when We receive due proof of the death of the annuitant or an owner , an election of how the death benefit is to be paid, and any other required documents or forms.


Executive Office means Our office located at One Sammons Plaza, Sioux Falls, SD 57193. Please use Our Principal Office address and telephone number for all correspondence, transaction requests, payments, and inquiries.


Funds mean the investment companies, more commonly called mutual funds, available for investment by Our Separate Account on the issue date or as later changed by Us.

Gain means the difference, if any, between Your accumulation value and the net premiums paid into this contract.

GMIB Accumulated Value is the amount that can be annuitized, after a 10-year waiting period, if the Guaranteed Income Select Rider is elected. The GMIB accumulated value will have the GMIB Income Factors applied to determine the GMIB income payment.

GMIB Income Factor means the factor used in determining the GMIB income payment under the Guaranteed Income Select Rider. The GMIB income factor equals the base contract's mortality table and interest rate used in the contract form under "Settlement Options" with an 8-year age set-back. An age set-back means the GMIB income payments will be lower than if there were no age set-back. For example, if You are 65 when You annuitize Your contract, We will use the income payment factors shown in Your contract for age 57 (age 65 minus 8 years).

GMIB Roll-Up Benefit means the initial GMIB accumulated value at the time the Guaranteed Income Select Rider is issued compounded at a rate of 5% annually until age 85.

Gross Premium means Your premium payment(s) before any partial surrenders and any surrender charges.

Guaranteed Amount means the amount equal to the initial premium payment and increased equally by any subsequent premium payments if the optional Guaranteed Minimum Withdrawal Benefit (GMWB) Rider is elected when the contract is issued. If the contract has already been issued, this amount will be the current accumulation value of the contract increased equally by any subsequent premium payments. The guaranteed amount is equal to the maximum payouts that can be received under the GMWB Rider and is reduced by each withdrawal.

Guaranteed Payment Amount (GPA) means the amount that is guaranteed to be available each contract year for withdrawal until the Guaranteed Payment Balance is depleted while the Guaranteed Income 5 Rider is in effect. If the Guaranteed Income 5 Rider is elected at contract issue, the GPA equals the initial GPB times 5%. If the contract has already been issued, this amount equals the current accumulation value of the contract times 5%. The GPA may increase with each subsequent premium payment and may be reduced if withdrawals within a contract year exceed the GPA.

Guaranteed Payment Balance (GPB) means the total amount available for future periodic guaranteed withdrawals and is used for the purpose of calculating the Guaranteed Income 5. The GPB cannot be withdrawn in a lump sum. If the Guaranteed Income 5 Rider is elected at contract issue, the GPB equals the initial premium payment. If the contract has already been issued, this amount equals the current accumulation value of the contract. The GPB is increased equally by any subsequent premium payments and is reduced by each withdrawal.

Investment Division means a division of Our Separate Account which invests exclusively in the shares of a specified portfolio of the funds.

Issue Age means the age of the annuitant on the last birthday before the issue date.

Issue Date means the date the contract goes into effect and from which contract anniversaries, contract months and contract years are determined. Lifetime Payment Amount (LPA) means the amount that is guaranteed to be available each contract year for withdrawal during the life of the covered person (oldest owner ) while the Guaranteed Income 5 Rider is in effect. The initial LPA equals 5% times the GPB as determined on the later of the contract issue date or the contract anniversary following the day the covered person under this rider has reached age 65. The LPA may increase with each subsequent premium payment and may be reduced if withdrawals within a contract year exceed the LPA.

Maturity Date means the date, specified in Your contract, on which income payments will begin. The earliest possible maturity date is the 7th contract anniversary at which time You may annuitize Your full accumulation value. The maximum maturity date is the contract anniversary immediately following the annuitant's 100th birthday.

Net Premium means Your premium payment(s) minus any partial surrenders and any surrender charges.

Owner means the person(s) or entity that is named in the application or on the latest change filed with Us who is entitled to exercise all rights and privileges provided in the contract.

Payee means the person who is entitled to receive annuity payments after annuitization. On or after the maturity date, the annuitant will be the payee. If the annuitant or an owner dies prior to the maturity date, then the beneficiary is the payee.

Payment Amount means 7% of the initial guaranteed amount that will be available for withdrawal each contract year until the guaranteed amount is depleted if the Guaranteed Minimum Withdrawal Benefit Rider is elected. The amount is increased by 7% of each subsequent premium payment received. This may be reduced if withdrawals within a contract year exceed the payment amount.

Principal Office means where You contact Us to pay premiums or take other action, such as transfers between investment divisions. The address is:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll-free)
                         Fax: (866) 270-9565 (toll-free)

Proof of Death means a certified copy of the death certificate or any other proof satisfactory to Us.

Separate Account means the Midland National Life Separate Account C which receives and invests Your premiums under the contract.

Surrender Value means the Fixed Account accumulation value plus the Separate Account accumulation value on the date of surrender less any surrender charge, premium tax, annual maintenance fee and any outstanding loan and loan interest.

Valuation Period means the time beginning at the close of regular trading on the New York Stock Exchange (generally 3:00 p.m., Central Time) on one business day and ending at the close of regular trading on the New York Stock Exchange on the next business day.

Written Notice means a notice or request submitted in a written form satisfactory to Us, that is signed by the owner and received by Us at the address shown on the Specification Page of Your contract.

                                     SUMMARY

In this prospectus "We," "Our," "Us," "Midland National," and "Company" mean Midland National Life Insurance Company. "You" and "Your" mean the owner of the contract. We refer to the person who is covered by the contract as the "annuitant," because the annuitant and the owner might not be the same.

This summary provides only a brief overview of the more important features of the contract. The detailed information appearing later in this prospectus further explains the following summary. Please read this entire prospectus, Your contract and the SAI for more detailed information. Unless otherwise indicated, the description of the contract in this prospectus assumes that the contract is inforce.

FEATURES OF NATIONAL ADVANTAGE VARIABLE ANNUITY

The National Advantage Variable Annuity contract provides You with a basic contract to which You can add optional riders. For each optional rider You choose, a corresponding charge will be deducted from Your accumulation value. The flexible premium deferred variable annuity contracts described in this prospectus provide for accumulation of the accumulation value and payment of annuity payments on a fixed or variable basis. The contracts are designed to aid individuals in long-term planning for retirement or other long-term purposes.


The contracts are available for situations that do not qualify for the special federal tax advantages available under the Internal Revenue Code (non-qualified contract) and for retirement plans which do qualify for those tax advantages (qualified contract). This contract does not offer any additional tax benefits when purchased under a qualified plan. See "Suitability of the Contracts" on page 19 for more detailed information


Replacing an existing annuity with the contract may not be of financial benefit to You. Your existing annuity may be subject to fees or penalties on surrender, and the new contract may have new charges.

This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. You should not buy this contract:

      (a)   if You are looking for a short-term investment; or
      (b)   if You cannot risk getting back less money than You put in.

This prospectus generally describes only the variable portion of the contract, except where the Fixed Account is specifically mentioned.

Your Accumulation Value

Your accumulation value depends on:
      o     the amount and frequency of premium payments,
      o     the selected portfolio's investment experience,
      o     interest earned on amounts allocated to the Fixed Account,
      o     partial surrenders, and
      o     charges and deductions.

You bear the investment risk under the contract (except for amounts in the Fixed Account). There is no minimum guaranteed accumulation value with respect to any amounts allocated to the Separate Account.

Your "Free Look" Right


You can examine the contract and return it to Us for any reason within 30 days after You receive it for a refund of the accumulation value less any credits added by Us (which may be more or less than the premium payments You paid), or if greater and required by Your state, the original amount of Your premium payment. Longer free look periods apply in some states and in certain situations (see "Free Look" on page 32 for more details).


Flexible Premium Payments
You may pay premiums whenever You want prior to annuitization and in whatever amount You want, within certain limits. Your initial investment must be at least $10,000 for a non-qualified contract and at least $2,000 for a qualified contract. Additional investments must be at least $50.
By current company practice, We will waive the initial premium for group list bill contracts if each premium payment is at least $50.

Unless You receive approval from Us, the maximum amount of premium You can pay into this contract prior to the maturity date is $2,000,000. In addition, the maximum amount of variable annuity premium that may be deposited with Midland National is limited to $5,000,000 per annuitant or owner (calculation based upon all active contracts). If you select any or all of the optional riders available under this contract, the maximum amount of premium is limited to $1,000,000.

Investment Choices
You may allocate Your accumulation value to the investment divisions of Our Separate Account available under this contract or to Our Fixed account (unless otherwise noted), which pays interest at a declared rate, or to a combination of these options. However, You may not have Your accumulation value allocated to more than 50 investment divisions including the Fixed Account at any one time.

If You select the Guaranteed Minimum Withdrawal Benefit Rider, You must invest 100% of Your accumulation value according to one of the five asset allocation models designated by Us for this rider. If You choose to invest any part of Your accumulation value to an investment division that is not a part of the asset allocation model You selected or to the Fixed Account or Fixed Account DCA program at any time, the GMWB rider will terminate.

If You select the Guaranteed Income 5 Rider, You must invest 100% of Your accumulation value in the Separate Account investment divisions. If You choose to invest any part of Your accumulation value to the Fixed Account or Fixed Account DCA program at any time, the Guaranteed Income 5 rider will terminate.


For limitations on premium allocations to the Fixed Account, see "THE FIXED ACCOUNT" on page 30

For a full description of the portfolios, see the funds' prospectuses, which accompany this prospectus. (See "Investment Policies Of The Funds' Portfolios" on page 22).

Each portfolio pays a different investment management or advisory fee and has different operating expenses. The portfolios may also impose redemption fees, which We would deduct from Your accumulation value. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company. See "Investment Policies Of The Funds' Portfolios" on page 22.


We allocate your premiums and investment allocations to the investment divisions you choose. The value of Your contract will fluctuate during the accumulation period depending on the investment options You have chosen. You bear the investment risk of any variable investment option You choose.

Transfers

We currently do not charge You for transfers You make, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers You may make and may otherwise modify or terminate transfer privileges if required by Our business judgment or in accordance with applicable law or pursuant to Our agreements with the underlying funds. The amount that You can transfer into the Fixed Account is limited. See "THE FIXED ACCOUNT" on page 30 for details. We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners.


Frequent or Disruptive Transfers
Frequent, large, programmed, or short-term transfers among the investment divisions or between the investment divisions and the Fixed Account ("Harmful Trading") can cause risks with adverse effects for other contract owners (and beneficiaries and portfolios). These risks and harmful effects include:
      (1) dilution of the interests of long-term investors in an investment division if transfers into the division are made at unit values that are priced below the true value or transfers out of the investment division are made at unit values priced higher than the true value (some "market timers" attempt to do this through methods known as "time-zone arbitrage" and "liquidity arbitrage");
      (2) an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and
      (3)   increased brokerage and administrative expenses.

The Rydex portfolios are designed for and affirmatively permit frequent and short-term trading. Therefore, they may be more susceptible to these harmful effects than other portfolios. These portfolios might not be appropriate for long-term investors.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that that the portfolios may suffer harm from frequent, programmed, large, or short-term transfers among investment divisions of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Individuals or organizations that use market-timing strategies and make frequent transfers should not purchase the contract.

Surrenders

You may generally withdraw all or part of Your surrender value at any time, before annuity payments begin. You may also elect a systematic withdrawal option (See "Systematic Withdrawals" on page 39). (Your retirement plan may restrict surrenders.)

You may withdraw up to 10% of Your net premiums (premiums paid less prior partial surrenders, as determined on the date of the surrender request), once each contract year without incurring a surrender charge. (See "Free Surrender Amount" on page 39). However, by current Company practice, We will allow You to withdraw up to 10% of Your gross premium (premiums paid) payments without incurring a surrender charge in each contract year (We reserve the right to change this practice). Also by current Company practice, We will allow the free surrender amount to be taken in multiple withdrawals each contract year. This is not guaranteed.


We may impose a surrender charge on any surrender in excess of the free surrender amount (including surrenders to begin annuity payments), and upon full surrender. We may also deduct an annual maintenance fee. The amount You request plus any surrender charge will be deducted from Your accumulation value. You may take a surrender in a lump sum or use it to purchase an annuity that will continue as long as You live or for some other period You select.


A surrender may have negative tax consequences, including a 10% tax penalty on certain surrenders prior to age 59 1/2. Under non-qualified contracts, gain, if any, is withdrawn first for tax purposes and is taxed as ordinary income. (See "Surrender Charges on Surrenders" on page 69, "FEDERAL TAX STATUS" on page 73, and "Electing An Annuity Payment Option" on page 79.) Surrenders from contracts used for tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law. For certain surrenders, a signature guarantee may be required.


Partial Waiver of Surrender Charge - Charitable Remainder Trust.
This benefit provides for a potential increase in the free surrender amount allowed once each contract year. Under this benefit, the free surrender amount is the greater of : a) Your accumulation value less Your net premiums at the close of the prior business day or b) 10% of Your net premiums at the time of the partial surrender, however, by current company practice, We will allow You to withdraw up to10% of Your gross premium payments. There is no charge for this benefit and it is only available if the owner is a Charitable Remainder Trust.

Administrative Procedures
We may accept a request for contract service in writing, by telephone, or other approved electronic means, subject to Our administrative procedures, and may require proper completion of certain forms, providing appropriate identifying information and/or other administrative requirements. We will process Your request at the accumulation unit value next determined after You have met all administrative requirements.


Good Order means that any required forms are accurately filled out and that We have all the signatures and other information We require. To the extent applicable, this information and documentation generally includes Your completed application, the contract number, the transaction amount (in dollars), the full names of and allocations to and/or from the investment divisions affected by the requested transaction, the signatures of all contract owners, exactly as registered on the contract, social security number or taxpayer I.D. and any other information or supporting documentation that We may require. With respect to purchase requests, good order also generally includes receipt of sufficient funds by Us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and We reserve the right to change or waive any good order requirements at any time.

Signature guarantees are required for withdrawals or surrenders of $100,000 or more.

Signature guarantees are relied upon as a means of preventing the perpetuation of fraud in financial transactions, including the disbursement of funds or assets from a victim's account with a financial institution or a provider of financial services. They provide protection to investors by, for example, making it more difficult for a person to take another person's money by forging a signature on a written request for the disbursement of funds.

An investor can obtain a signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. This includes many:

      o     national and state banks;
      o     savings banks and savings and loan associations;
      o     securities brokers and dealers; and
      o     credit unions.

The best source of a signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a signature guarantee. Notarization will not substitute for a signature guarantee.


Risk of Increases in Fees and Charges
Certain fees and charges assessed against the contract are currently at levels below the guaranteed maximum levels. We may increase these fees and charges up to the guaranteed maximum levels.

Death Benefit
The National Advantage Variable Annuity contract pays a death benefit when the annuitant or an owner dies before the maturity date if the contract is still inforce. The death benefit is equal to the greater of (a) the accumulation value less any outstanding loan and loan interest, at the time We receive due Proof of Death, an election of how the death benefit is to be paid, and any other documents or forms required, (b) net premiums, less any outstanding loan and loan interest, at the time We receive due Proof of Death, an election of how the death benefit is to be paid, and any other documents or forms required or (c) if elected, the guaranteed minimum death benefit. Premium taxes may be deducted from the death benefit proceeds.

If the annuitant or an owner dies on or after the maturity date, then any remaining guaranteed amounts, other than amounts payable to, or for the benefit of, the owner's surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the annuitant's or an owner's death. Other rules relating to distributions at death apply to qualified contracts.

Optional Riders

You may add various riders to the basic contract. With the exception of the Guaranteed Minimum Withdrawal Benefit Rider, the Guaranteed Income 5 Rider and the Guaranteed Income Select Rider, You must elect these riders on Your contract application. For detailed information on these riders, please see "OPTIONAL RIDERS" on page 45. We deduct a daily charge for each optional rider against Your Separate Account accumulation value. Charges for these optional riders are in addition to the charges for the basic contract (stated in the FEE TABLE on page 15). The investment divisions' accumulation unit values reflect these charges. Some riders cannot be elected in concert with other riders. See "Mutually Exclusive Riders" on page 66.


---------------------------------------------------------------------
o         Bonus Credit Rider
---------------------------------------------------------------------
o         Minimum Premium Rider
---------------------------------------------------------------------
o         Guaranteed Minimum Death Benefit Rider
---------------------------------------------------------------------
o         Higher Education Rider
---------------------------------------------------------------------
o         Estate Planning Rider
---------------------------------------------------------------------
o         Surrender Charge Rider
---------------------------------------------------------------------
o         Guaranteed Income Select Rider
---------------------------------------------------------------------
o         Guaranteed Income 5 Rider
---------------------------------------------------------------------
o         Guaranteed Minimum Withdrawal Benefit Rider
---------------------------------------------------------------------

FEE TABLE

The following tables list the fees and expenses that You will pay when buying, owning, and surrendering the contract. The first table lists the fees and expenses that You will pay at the time that You buy the contract, surrender the contract, or transfer accumulation value between investment options. State premium taxes may also be deducted.

          Contract Owner Transaction Expenses               Charge
          Sales Load Imposed on Purchase                    None
          Maximum Surrender Charge (as a percentage         7.00%
          of premiums withdrawn)
          Transfer Fee                                      $0-$151
          Maximum TSA Net Loan Interest Annual Rate*        2.0%
          (of amount in loan account)

* The net loan interest rate is the maximum interest rate We charge (5.0%) less the amount We credit to the Fixed Account balance (3.0%).

Periodic Charges Other Than Portfolio Expenses
The next table lists the fees and expenses that You may pay periodically during the time that You own the contract, not including portfolio company fees and expenses.

                                                              Guaranteed           Current
                                                                Maximum            Charge
Annual Maintenance Fee2                                         $60                $30

Separate Account Annual Expenses (as a percentage of average accumulation value)

Mortality and Expense Risk Charge
                                                                 0.95%              0.95%
Optional Rider Charges:
Guaranteed Minimum Withdrawal Benefit Rider Charge
       Conservative Asset Allocation Model                       0.10%3             0.10%
       Moderate-Conservative Asset Allocation Model              0.20%3             0.20%
       Moderate Asset Allocation Model                           0.40%3             0.40%
       Moderate-Aggressive Asset Allocation Model                0.75%3             0.75%
       Aggressive Asset Allocation Model                         1.20%3             1.20%
Guaranteed Income 5 Rider Charge4                                0.75%              0.75%
Guaranteed Income Select Rider Charge                            1.00%              0.85%
Bonus Credit Rider Charge                                        0.70%              0.60%
Minimum Premium Rider Charge                                     0.50%              0.25%
Guaranteed Minimum Death Benefit Rider Charge                    0.75%              0.50%
Higher Education Rider Charge                                    4.00%              0.95%
Estate Planning Rider Charge                                     0.75%              0.35%
Five-Year Surrender Charge Rider Charge                          0.45%              0.25%
Three-Year Surrender Charge Rider Charge                         0.55%              0.35%
Zero Year Surrender Charge Rider Charge                          0.70%              0.50%
Total Separate Account Expenses with the Highest Optional
Charges5                                                         7.65%              3.60%

      1 We reserve the right to impose a $15 charge for each transfer after the twelfth (12th) transfer in a contract year.
      2 The annual maintenance fee is deducted proportionally from the accumulation value at the time of the charge. We reserve the right to change this fee, however, it will not exceed $60 per contract year. The annual maintenance fee is deducted only when the net premiums are less than $50,000. Currently, We waive the annual maintenance fee for Section 403(b), SEP-IRA, and 457 Qualified Plans. The annual maintenance fee is reflected in the examples below by a method intended to show the "average" impact of the annual maintenance fee on an investment of less than $50,000. In the examples, the annual maintenance fee is approximated as an annual asset charge of 0.33% (based on the maximum $60 charge) or 0.16% (based on the current $30 charge) based on the average accumulation value of $18,210 as of 12/31/08.
      3The guaranteed maximum charge for the Guaranteed Minimum Withdrawal Benefit Rider only applies to the initial purchase of the rider. It does not apply if You elect to step-up the benefit or transfer into a new asset allocation model. See "Guaranteed Minimum Withdrawal Benefit Rider (GMWB)" on page 48.
      4The guaranteed maximum charge for the Guaranteed Income 5 Rider only applies to the initial purchase of the rider. It does not apply if You elect to step-up the benefit. See "Guaranteed Income 5 Rider" on page 55. 5The highest possible combination of Rider Charges is for all Riders except for the Surrender Charge Rider, the Guaranteed Income Select Rider, the Guaranteed Minimum Withdrawal Benefit Rider (GMWB) and the Guaranteed Income 5 Rider. The Surrender Charge Rider cannot be elected in combination with the Bonus Credit or Higher Education Riders. The GMWB Rider cannot be elected in combination with the Higher Education, Guaranteed Income 5, Guaranteed Income Select or Estate Planning Riders. The Guaranteed Income 5 Rider cannot be elected in combination with the Higher Education, GMWB, Guaranteed Income Select, Bonus Credit or Estate Planning Riders. The Guaranteed Income Select Rider cannot be elected with the GMWB, Guaranteed Income 5 or the Higher Education Riders.

For information concerning compensation paid for the sale of contracts, see "Distribution Of The Contracts" on page 85.


Range of Annual Operating Expenses for the Portfolios1

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2008 (before any fee waiver or expense reimbursement). Expenses may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

     Total Annual Portfolio Company Operating Expenses        Lowest    Highest
     (expenses that are deducted from portfolio company
     assets, including management fees, distribution, and/or   0.29%     1.70%
     service (12b-1) fees and other expenses)
1The portfolio expenses used to prepare this table were provided to Us by the Fund(s). We have not independently verified such information. The expenses are those incurred as of the fiscal year ending December 31, 2008. Current or future expenses may be higher or lower than those shown.


EXPENSE EXAMPLES


The following examples are intended to help You compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, annual maintenance fees, Separate Account annual expenses, and portfolio company operating expenses (for the year ended December 31, 2008).


Both examples assume that You invest $10,000 in the contract for the time periods indicated. The Examples also assume that Your investment has a 5% return each year. Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:

Example 1: All optional riders are elected (except the Surrender Charge, GMWB, Guaranteed Income 5, and Guaranteed Income Select Riders*; guaranteed charges; highest portfolio expenses (without voluntary waivers of fees or expenses).

          (1) If You surrender or annuitize Your contract at the end of the applicable time period:
                          ------------- ----------- ------------ ------------
                          1 Year        3 Years     5 Years      10
                                                                 Years
                          ------------- ----------- ------------ ------------

                          $1,614        $3,354      $4,837       $7,874

                          ------------- ----------- ------------ ------------

          (2) If You do NOT surrender Your contract:
                          ------------- ----------- ------------ ------------
                          1 Year        3 Years     5 Years      10
                                                                 Years
                          ------------- ----------- ------------ ------------

                          $984          $2,814      $4,477       $7,874

                          ------------- ----------- ------------ ------------
*These riders cannot be elected in combination with other riders that result in higher total charges.

Example 2: No optional riders are elected; current charge levels; lowest portfolio expenses (without voluntary waivers of fees or expenses).

          (1) If You surrender or annuitize Your contract at the end of the applicable time period:
                          ------------- ----------- ------------ ------------
                          1 Year        3 Years     5 Years      10
                                                                 Years
                          ------------- ----------- ------------ ------------

                          $773          $985        $1,129       $1,685

                          ------------- ----------- ------------ ------------


          (2) If You do NOT surrender Your contract:
                          ------------- ----------- ------------ ------------
                          1 Year        3 Years     5 Years      10
                                                                 Years
                          ------------- ----------- ------------ ------------

                          $143          $445        $769         $1,685

                          ------------- ----------- ------------ ------------

The examples do not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction).

These examples should not be considered a representation of past or future expenses. Actual expenses may be greater or lower than those shown. The assumed 5% annual rate of return is purely hypothetical; past or future returns may be greater or less than the assumed hypothetical return.

FINANCIAL INFORMATION


Our financial statements and financial statements for the Separate Account are in the SAI. You may obtain a free copy of the SAI by checking the appropriate box on the application form, calling Us toll-free at (877) 586-0240, faxing Us at (866) 270-9565, or writing Us at Midland National Life Insurance Company, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266. Condensed financial information for the Separate Account begins at page 89.


CHARGES AND FEES

Surrender Charge

Sales charges are not deducted from premium payments. However, a surrender charge may be assessed against premium payments when they are withdrawn, including full and partial surrenders to effect an annuity and systematic withdrawals. The amount of any surrender charge depends on the number of contract years between the premium payment and the withdrawal. (See "Surrender Charges on Surrenders" on page 69.)


Mortality and Expense Risk Charge

We deduct a 0.95% per annum charge against all accumulation values held in the Separate Account for assuming the mortality and expense risks and other risks under the contract. (See "Mortality and Expense Risk Charge" on page 70.)


Annual Maintenance Fee

We currently deduct an annual maintenance fee of $30 from each contract. We reserve the right to increase this charge, however, it will not exceed $60 per contract year. Currently, We waive the annual maintenance fee for Section 403(b), SEP-IRA, and 457 Qualified Plans and for contracts with net premiums of $50,000 or more on the contract anniversary. (See "CHARGES, FEES AND DEDUCTIONS" on page 69.)


Transfer Fee
There may be a $15 charge for each transfer in excess of 12 in any one contract year.

Premium Taxes

We will deduct the amount of any premium taxes levied by a state or any government entity from Your accumulation value at surrender, death or annuitization. (See "Premium Taxes" on page 72).


Loan Charge (TSA Contracts Only)
Loan interest is charged in arrears on any outstanding loan. Loan interest that is unpaid when due will be added to the outstanding loan at the end of each contract quarter (or, if earlier, on the date of loan repayment, surrender, contract termination, or the death of the owner or annuitant) and will bear interest at the same rate of the loan. We charge an annual interest rate of 5.0% on loans.

After offsetting the 3% annual interest rate that We guarantee We will credit to the portion of Our Fixed Account securing the loan against the maximum loan interest rate of 5.0%, the maximum guaranteed net cost of the loans is 2% annually.

Optional Rider Charges

We deduct an additional fee for each optional rider You select. For a list of these charges, see "FEE TABLE" on page 15.


                 ADDITIONAL INFORMATION ABOUT NATIONAL ADVANTAGE

SUITABILITY OF THE CONTRACTS

Because of the surrender charge and other expenses, the contracts are not appropriate for short-term investment. In addition, non-qualified contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as 401(k) plans. The tax-deferred feature of the contracts is most favorable to those in high tax brackets. The tax-deferred feature is not necessary for a tax-qualified plan. In such instances, purchasers should consider whether other features, such as the death benefit, lifetime annuity payments, and optional riders make the contract appropriate for their purposes. Before purchasing a contract for use in a qualified plan, You should obtain competent tax advice both as to the tax treatment of the contract and the suitability of the investment for Your particular situation.

OTHER PRODUCTS

We may offer other variable annuity contracts through Our Separate Account that also invest in some of the same portfolios. These contracts may have different charges and may offer different benefits. We encourage You to carefully consider the costs and benefits of the contract to ensure that it is consistent with Your personal investment goals and needs. To obtain more information about these contracts, contact Your agent, or call Us at 1-877-586-0240.

INQUIRIES AND CORRESPONDENCE

If You have any questions about Your contract or need to make changes, then contact Your financial representative who sold You the contract, or contact Us at Our Principal Office at:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll-free)
                         Fax: (866) 270-9565 (toll-free)

You currently should send correspondence and transaction requests to Us at the above address or by facsimile or telephone at the numbers listed above. Our Service Representatives are available between the hours of 7:30 a.m. and 5:00 p.m. Monday through Thursday, and 7:30 a.m. and 3:00 p.m. (Central Standard
Time) on Friday, excluding holidays and any day the New York Stock Exchange is not open. Any requests for partial withdrawals, transfers, and surrenders sent to another number or address may not be considered received at Our Principal Office and will not receive that day's price. The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request. We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine. We may revoke facsimile and telephone transaction privileges at any time for some or all contract owners.

The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the contract owner by name, social security number, date of birth of the annuitant or an owner, or other identifying information. We disclaim any liability for losses resulting from allegedly unauthorized facsimile or telephone requests that We believe to be genuine. We may record all telephone requests. There are risks associated with requests made by facsimile (possible falsification of faxed documents by others) or telephone (possible falsification of contract owner identity) when the original signed request is not sent to Our Principal Office. You bear those risks.

Facsimile and telephone correspondence and transaction requests may not always be available. Facsimile and telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay Our receipt of Your request. If You are experiencing problems, You should mail Your correspondence and transaction request to Our Principal Office.

STATE VARIATIONS

Certain provisions of the contracts may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in Your state. See Your contract for specific variations since any such variations will be included in Your contract or in riders or endorsements attached to Your contract. See Your agent or contact Our Principal Office for additional information that may be applicable to Your state.

OUR SEPARATE ACCOUNT C AND ITS INVESTMENT DIVISIONS

The "Separate Account" is the Midland National Life Separate Account C, established under the insurance laws of the State of South Dakota in March 1991 and now governed by Iowa law. It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940. This registration does not involve any SEC supervision of its management or investment contracts. The Separate Account has a number of investment divisions, each of which invests in shares of a corresponding portfolio of the funds. You may allocate part or all of Your premiums to any of the investment divisions of Our Separate Account available under this contract (some restrictions may apply).

The Funds
Each of the 66 portfolios available under the contract is commonly called a mutual fund. Each one is a "series" of one of the following open-end diversified investment companies:

-------------------------------------------------------------- ----------------------------------------------------------

o         AIM Variable Insurance Funds                         o         Lord Abbett Series Fund, Inc.

-------------------------------------------------------------- ----------------------------------------------------------

o         Alger American Fund                                  o         MFS(R)Variable Insurance TrustSM

-------------------------------------------------------------- ----------------------------------------------------------

o         American Century Variable Portfolios, Inc.           o         Neuberger Berman AMT Portfolios

-------------------------------------------------------------- ----------------------------------------------------------

o         Calvert Variable Series, Inc.                        o         PIMCO Variable Insurance Trust

-------------------------------------------------------------- ----------------------------------------------------------

o         Fidelity(R)Variable Insurance Products               o         Premier VIT

-------------------------------------------------------------- ----------------------------------------------------------

o         Goldman Sachs Variable Insurance Trust               o         Rydex Variable Trust

-------------------------------------------------------------- ----------------------------------------------------------

o         J.P. Morgan Series Trust II                          o         Van Eck Global Worldwide Insurance Trust

-------------------------------------------------------------- ----------------------------------------------------------

o         Janus Aspen Series

-------------------------------------------------------------- ----------------------------------------------------------

Our Separate Account buys and sells the shares of each portfolio at net asset value (with no sales or surrender charge). More detailed information about the portfolios and their investment objectives, policies, risks, expenses and other aspects of their operations, appear in their prospectuses and in the fund's Statements of Additional Information. You should read the funds' prospectuses carefully before allocating or transferring money to any portfolio.


You should carefully consider the investment objectives, risks, and charges and expenses of the portfolios before investing. The portfolios' prospectuses contain this and other information and should be read carefully before investing. You can receive a current copy of a prospectus for each of the portfolios by contacting Your registered representative and by contacting Us at:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll-free)
                         Fax: (866) 270-9565 (toll-free)


The funds, their managers, or affiliates thereof, may make payments to Midland National and/or its affiliates. These payments may be derived, in whole or in part, from the advisory fee deducted from fund assets and/or from "Rule 12b-1" fees deducted from fund assets. Contract owners, through their indirect investment in the funds, bear the costs of these advisory and 12b-1 fees. The amount of these payments may be substantial, may vary between funds and portfolios, and generally are based on a percentage of the assets in the funds that are attributable to the contracts and other variable insurance products issued by Midland National. These percentages currently range up to 0.50% annually. Midland National may use these payments for any corporate purpose, including payment of expenses that Midland National and/or its affiliates incur in promoting, marketing, and administering the contracts, and, in its role as an intermediary, the funds. Midland National and its affiliates may profit from these payments.


Investment Policies Of The Funds' Portfolios
Each portfolio tries to achieve a specified investment objective by following certain investment policies. No one can promise that any portfolio will meet its investment objective. A portfolio's objectives and policies affect its returns and risks. Each investment division's performance depends on the experience of the corresponding portfolio. You bear the risk that the portfolios You have allocated amounts to will not meet their investment objectives. The objectives of the portfolios are as follows:

------------------------------ ---------------------------------------------------------------------------------------------
Portfolio                      Objective
------------------------------ ---------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services    The funds investment objective is capital growth.  The Fund seeks to meet its objective by
Fund - Series I Shares         investing, normally, at least 80% of its assets, in equity securities of issuers engaged primarily in the financial services-related industries.
------------------------------ ---------------------------------------------------------------------------------------------

AIM V.I. Global Health Care    The funds investment objective is capital growth. The Fund normally invests at least 80%
Fund - Series I Shares         of its assets in the equity securities of related to health care industry companies.

------------------------------ ---------------------------------------------------------------------------------------------

AIM V.I. Technology Fund -     The funds investment objective is capital growth. The Fund seeks to meet its objective by
Series I Shares                investing, normally, at least 80% of its assets, in  equity securities of issuers  engaged primarily in technology-related industries.
------------------------------ ---------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund -      The funds investment objective is capital growth and income.  The Fund seeks to meet its
Series I Shares                objective by investing, normally, at least 80% of its assets, in equity securities of issuers engaged primarily in utilities-related industries.

------------------------------ ---------------------------------------------------------------------------------------------
Alger American Fund
----------------------------------------------------------------------------------------------------------------------------
Alger American Capital         Seeks long-term capital appreciation.
Appreciation Portfolio
------------------------------ ---------------------------------------------------------------------------------------------
Alger American LargeCap        Seeks long-term capital appreciation.
Growth Portfolio
------------------------------ ---------------------------------------------------------------------------------------------
Alger American MidCap          Seeks long-term capital appreciation.
Growth Portfolio
------------------------------ ---------------------------------------------------------------------------------------------

Alger American SmallCap        Seeks long-term capital appreciation.
Growth Portfolio**

------------------------------ ---------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------------------------------
American Century VP            Seeks capital growth and current income.  Invests approximately 60 percent of its assets in
Balanced Fund                  common stocks and the rest in fixed income securities.
------------------------------ ---------------------------------------------------------------------------------------------
American Century VP            Seeks capital growth.
Capital Appreciation Fund
------------------------------ ---------------------------------------------------------------------------------------------

American Century VP            Pursues long-term total return using a strategy that seeks to protect against U.S.
Inflation Protection Fund      inflation.

------------------------------ ---------------------------------------------------------------------------------------------
American Century VP            Seeks capital growth by investing in common stocks. Income is a secondary objective.
Income & Growth Fund
------------------------------ ---------------------------------------------------------------------------------------------
American Century VP            Seeks capital growth.
International Fund
------------------------------ ---------------------------------------------------------------------------------------------
American Century VP Large      Seeks long-term capital growth. Income is a secondary objective.
Company Value Fund
------------------------------ ---------------------------------------------------------------------------------------------
American Century VP Mid        Seeks long-term capital growth. Income is a secondary objective.
Cap Value Fund
------------------------------ ---------------------------------------------------------------------------------------------

American Century VP Value      Seeks long-term capital growth. Income is a secondary objective.

Fund
------------------------------ ---------------------------------------------------------------------------------------------
American Century VP            Seeks long-term capital growth.
Ultra(R) Fund
------------------------------ ---------------------------------------------------------------------------------------------
Calvert Variable Series, Inc.
----------------------------------------------------------------------------------------------------------------------------
Social Equity Portfolio        Seeks growth of capital through  investment in stocks of issuers in industries  believed to offer opportunities for potential capital appreciation and which meet the Portfolio's investment and social criteria.
------------------------------ ---------------------------------------------------------------------------------------------
Social Mid Cap Growth          Seeks to provide long-term capital appreciation by investing primarily in a nondiversified
Portfolio                      portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth.
------------------------------ ---------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products
----------------------------------------------------------------------------------------------------------------------------
VIP Asset ManagerSM            Seeks to obtain high total return with reduced risk over the long term by allocating its
Portfolio                      assets among stocks, bonds, and short-term instruments.
------------------------------ ---------------------------------------------------------------------------------------------
VIP Asset Manager:             Seeks to maximize total return by allocating its assets among stocks, bonds, short-term
Growth(R)Portfolio             instruments, and other investments.
------------------------------ ---------------------------------------------------------------------------------------------
VIP Balanced Portfolio         Seeks income and capital growth consistent with reasonable risk.
------------------------------ ---------------------------------------------------------------------------------------------
VIP Contrafund(R)              Seeks long-term capital appreciation.
Portfolio
------------------------------ ---------------------------------------------------------------------------------------------
VIP Equity-Income              Seeks reasonable income. The fund will also consider the potential for capital
Portfolio                      appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500SM Index (S&P 500(R)).
------------------------------ ---------------------------------------------------------------------------------------------
VIP Growth & Income            Seeks high total return through a combination of current income and capital appreciation.
Portfolio
------------------------------ ---------------------------------------------------------------------------------------------
VIP Growth Opportunities       Seeks to provide capital growth.
Portfolio
------------------------------ ---------------------------------------------------------------------------------------------
VIP Growth                     Seeks to achieve capital appreciation.
Portfolio
------------------------------ ---------------------------------------------------------------------------------------------
VIP High Income                Seeks a high level of current income, while also considering growth of capital.
Portfolio
------------------------------ ---------------------------------------------------------------------------------------------
VIP Index 500                  Seeks investment results that correspond to the total return of common stocks publicly
Portfolio                      traded in the United States, as represented by the S&P 500.
------------------------------ ---------------------------------------------------------------------------------------------
VIP Investment                 Seeks as high a level of current income as is consistent with the preservation of capital.
Grade Bond
Portfolio
------------------------------ ---------------------------------------------------------------------------------------------
VIP Mid Cap                    Seeks long term growth of capital.
Portfolio
------------------------------ ---------------------------------------------------------------------------------------------
VIP Money Market               Seeks as high a level of current income as is consistent with preservation of capital and
Portfolio*                     liquidity.
------------------------------ ---------------------------------------------------------------------------------------------
VIP Overseas                   Seeks long-term growth of capital.
Portfolio
------------------------------ ---------------------------------------------------------------------------------------------
VIP Value Strategies           Seeks capital appreciation
Portfolio
------------------------------ ---------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT              Seeks long-term growth of capital.
Structured Small Cap
Equity Fund
------------------------------ ---------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth       Seeks long-term growth of capital and growth of income.
and Income Fund
------------------------------ ---------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid          Seeks long-term capital appreciation.
Cap Value Fund
------------------------------ ---------------------------------------------------------------------------------------------

J. P. Morgan Series Trust

----------------------------------------------------------------------------------------------------------------------------

JPMorgan Insurance Trust       Seeks to maximize total return by investing primarily in a diversified portfolio of
Core Bond Portfolio            intermediate- and long-term debt securities.
(Formerly JPMorgan Bond
Portfolio)

------------------------------ ---------------------------------------------------------------------------------------------

JPMorgan Insurance Trust      Seeks capital growth over the long term.
Small Cap Core Portfolio
(Formerly JPMorgan Small
Company Portfolio)

------------------------------ ---------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and         Seeks long-term capital growth and current income.
Income Portfolio
------------------------------ ---------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and         Seeks long-term growth of capital and income without excessive fluctuations in market
Income Portfolio               value.
------------------------------ ---------------------------------------------------------------------------------------------
Lord Abbett International      Seeks long-term capital appreciation.
Portfolio
------------------------------ ---------------------------------------------------------------------------------------------
Lord Abbett MidCap             Seeks capital appreciation through investments, primarily in equity securities, which are
Portfolio                      believed to be undervalued in the marketplace.
------------------------------ ---------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Growth Series       Seeks capital appreciation. The fund's objective may be changed without shareholder approval.
------------------------------ ---------------------------------------------------------------------------------------------
MFS(R) VIT Investors Trust     Seeks capital appreciation. The fund's objective may be changed without shareholder
Series                         approval.
------------------------------ ---------------------------------------------------------------------------------------------
MFS(R) VIT New Discovery       Seeks capital appreciation. The fund's objective may be changed without shareholder
Series                         approval.
------------------------------ ---------------------------------------------------------------------------------------------
MFS(R) VIT Research Series     Seeks capital appreciation. The fund's objective may be changed without shareholder approval.
------------------------------ ---------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust
----------------------------------------------------------------------------------------------------------------------------

Neuberger Berman AMT           Seeks growth of capital.
Mid-Cap Growth Portfolio

------------------------------ ---------------------------------------------------------------------------------------------
Neuberger Berman AMT           Seeks growth of capital.
Regency Portfolio
------------------------------ ---------------------------------------------------------------------------------------------

Neuberger Berman AMT           Seeks long-term growth of capital. The portfolio manager also may consider a company's
Small-Cap Growth Portfolio     potential for current income prior to selecting it for the fund.

------------------------------ ---------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield           Seeks maximum total return, consistent with preservation of capital and prudent
Portfolio                      investment management. The Portfolio will invest at least 80% of its assets in a diversified portfolio of high yield securities "junk bonds" rated below investment grade but rated at least Caa (subject to a maximum of 5% of total assets in securities rated Caa) by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.
------------------------------ ---------------------------------------------------------------------------------------------
PIMCO VIT Low Duration         Seeks maximum total return consistent with preservation of capital and prudent investment
Portfolio                      management.
------------------------------ ---------------------------------------------------------------------------------------------
PIMCO VIT Real Return          Seeks maximum real return, consistent with preservation of real capital and prudent
Portfolio                      investment management.
------------------------------ ---------------------------------------------------------------------------------------------
PIMCO VIT Total Return         Seeks maximum total return, consistent with preservation of capital and prudent
Portfolio                      investment management.
------------------------------ ---------------------------------------------------------------------------------------------
Premier VIT
----------------------------------------------------------------------------------------------------------------------------

Premier VIT NACM Small         The Small Cap Portfolio invests at least 80% of its net assets, plus the amount of any
Cap Portfolio                  (Formerly borrowings for investment purposes, in stocks from a universe of companies with small
Premier VIT OpCap Small        market capitalization and listed on U.S. exchanges, generally corresponding to the
Cap Portfolio)                 capitalization range of the Russell 2000 Index as measured at the time of purchase (i.e., a market capitalization of between approximately $138 million and approximately $1.98 billion as of January 31, 2009).

------------------------------ ---------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
Rydex VT Government            Seeks to provide investment results that correspond to a benchmark for U.S. Government
Long Bond 1.2x Strategy        securities. The Fund's current benchmark is 120% of the price movement of the Long
Fund                           Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price of the most recently issued Long Treasury Bond.
------------------------------ ---------------------------------------------------------------------------------------------
Rydex VT Inverse               Seeks to provide total returns that inversely correlate to the price movements of a
Government Long Bond           benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt
Strategy Fund                  instrument.The Fund's current benchmark is the inverse (opposite) of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price of the most recently issued Long Treasury Bond.
------------------------------ ---------------------------------------------------------------------------------------------
Rydex VT Inverse               Seeks to provide investment results that match the performance of a specific benchmark.
NASDAQ-100(R) Strategy         The Fund's current benchmark is the inverse (opposite) of the performance of the Fund6
NASDAQ 100 Index(R).

------------------------------ ---------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500       Seeks to provide investment returns that inversely correlate to the daily performance of
Strategy Fund                  the S&P 500(R) Index.


------------------------------ ---------------------------------------------------------------------------------------------

Rydex VT Nova Fund             Seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index.


------------------------------ ---------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100(R)         Seeks to provide investment results that correspond to a benchmark for over-the-counter
Fund                           securities. The Fund's current benchmark is the NASDAQ 100 Index(R)


------------------------------ ---------------------------------------------------------------------------------------------

Rydex VT All-Cap               Seeks to provide long-term capital appreciation.
Opportunity Fund (Formerly
Rydex VT Sector Rotation)

------------------------------ ---------------------------------------------------------------------------------------------
Rydex VT U.S. Government       Seeks to provide security of principal, high current income, and liquidity.
Money Market Fund*

------------------------------ ---------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond         Seeks high total return--income plus capital appreciation--by investing globally, primarily
Fund                           in a variety of debt securities.
------------------------------ ---------------------------------------------------------------------------------------------
Van Eck Worldwide              Seeks long-term capital appreciation by investing primarily in equity securities in
Emerging Markets Fund          emerging markets around the world.
------------------------------ ---------------------------------------------------------------------------------------------
Van Eck Worldwide Hard         Seeks long-term capital appreciation by investing primarily in "hard asset" securities.
Assets Fund                    Income is a secondary consideration. Hard assets consist of precious metals, natural resources, real estate and commodities.
------------------------------ ---------------------------------------------------------------------------------------------
Van Eck Worldwide Real         Seeks to maximize return by investing in equity securities of domestic and foreign
Estate Fund                    companies that own significant real estate assets or that principally are engaged in the real estate industry.
------------------------------ ---------------------------------------------------------------------------------------------

*During periods of low interest rates, the yields of the money market investment division may become extremely low and possibly negative.


 **This Investment Division was closed to new investors as of June 15, 2007. If You had money invested in this Investment Division as of the close of business on Thursday, June 14, 2007, You may continue to make additional investments into the portfolio. However, if You redeem or transfer completely out of this Investment Division after this date, You will not be able to reinvest in the portfolio.


Allianz Global Investors Fund Management LLC. manages the Premier VIT NACM Small Cap Portfolio and Nicholas-Applegate Capital Management LLC ("NACM") serves as the sub-advisor to the portfolio. Invesco Aim Advisors, Inc. manages and Invesco Trimark Ltd.; Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited are sub-advisers to the AIM Variable Insurance Funds. Fred Alger Management, Inc. manages the Alger American Fund. American Century Investment Management, Inc. manages the American Century VP Portfolios and the American Century Global Investment Management, Inc. Calvert Asset Management Company, Inc. manages and Atlanta Capital Management Company, LLC and New Amsterdam Partners LLC are sub-advisers to the Calvert Variable Series, Inc. Portfolios. Fidelity Management & Research Company manages the VIP Portfolios. Goldman Sachs Asset Management, L.P. serves as an investment adviser to the Goldman Sachs Variable Insurance Trust Funds. JPMorgan Investment Management, Inc. manages the JPMorgan Series Trust. Janus Capital Management LLC, manages the Janus Aspen Series. Lord, Abbett & Co. LLC manages the Lord Abbett Series Fund, Inc. MFS(R)Investment Management manages the MFS(R)Variable Insurance TrustSM. Neuberger Berman Management LLC manages the Neuberger Berman AMT Portfolios. Pacific Investment Management Company LLC manages the PIMCO Variable Insurance Trust. Rydex Investments manages the Rydex Variable Trust. Van Eck Associates Corporation manages the Van Eck Worldwide Insurance Trust.

The funds may make a material change in their investment policies. In that case, We will send You notice of the change. Within 60 days after You receive the notice, or within 60 days after the effective date of the change, if later, You may transfer any amount that You have in that investment division to another investment division. Such a transfer will not count as a transfer allowed after maturity, nor will it be counted for the purpose of determining whether a $15 transfer fee will be assessed (see "Transfers of Accumulation Value" on page
34).


The funds sell their shares to Separate Accounts of various insurance companies to support both variable life insurance and variable annuity contracts, and to qualified retirement plans. We currently do not foresee any disadvantages to Our contract owners arising from this use of the funds for this type of mixed and shared funding. The funds will monitor for possible conflicts arising out of this practice. If any such conflict or disadvantage does arise, We and/or the applicable fund may take appropriate action to protect Your interests.

The fund portfolios available under the contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual fund portfolios that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of any of the funds' portfolios that are available under the contracts may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.

The fund portfolios offered through the contract are selected by Midland National based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor that We consider during the selection process is whether the fund or one of its service providers (e.g., the investment advisor) will make payments to Us, and the amount of any such payments. We may use such payments for any corporate purpose, including payment of expenses that We incur in promoting, marketing, and administering the contracts, and, in Our role as an intermediary, the funds. We may profit from these payments.

You are responsible for choosing the fund portfolios, and the amounts allocated to each, that are appropriate for Your own individual circumstances and by Your investment goals, financial situation, and risk tolerance. Since investment risk is borne by You decisions regarding investment allocations should be carefully considered and periodically re-evaluated.

Other funds (or available classes) may have lower fees and better overall investment performance.

In making Your investment selections, We encourage You to thoroughly investigate all of the information regarding the fund portfolios that is available to You, including each fund's prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a fund or portfolio. You should monitor and periodically re-evaluate Your allocations to determine if they are still appropriate.

You bear the risk of any decline in the accumulation value of Your contract resulting from the performance of the portfolios You have chosen.

We do not recommend or endorse any particular portfolio or portfolios and We do not provide investment advice.

Availability of the Portfolios
We cannot guarantee that each portfolio will always be available for investment through the contracts.

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in the Separate Account. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of a portfolio are no longer available for investment or if, in Our judgment, further investment in any portfolio should become inappropriate, We may redeem the shares of that portfolio and substitute shares of another portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940, as amended, or other applicable law.

AMOUNTS IN OUR SEPARATE ACCOUNT

The amount You have in each investment division is represented by the value of the accumulation units credited to Your accumulation value for that investment division. The value You have in an investment division is the accumulation unit value times the number of accumulation units credited to You. Amounts allocated, transferred or added to the investment divisions are used to purchase accumulation units. Accumulation units of an investment division are purchased when You allocate net premiums or transfer amounts to that division. Accumulation units are sold or redeemed when You make a full or partial surrender or transfer amounts from an investment division, and to pay the death benefit when the annuitant or an owner dies. We also redeem units to pay for certain charges.

We calculate the number of accumulation units purchased or redeemed in an investment division by dividing the dollar amount of the transaction by the investment division's accumulation unit value at the end of that day, if it is a business day. If it is not a business day, We will use the unit value on the next business day. The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

The accumulation units of each investment division have different accumulation unit values. We determine accumulation unit values for the investment divisions at the end of each business day. The accumulation unit value for each investment division is initially set at $10.00. Accumulation unit values fluctuate with the investment performance of the corresponding portfolios of the funds. They reflect investment income, the portfolios' realized and unrealized capital gains and losses, and the funds' expenses. The accumulation unit values also reflect the daily asset charges We deduct from Our Separate Account currently at an effective annual rate of between 0.95% (for the basic contract only) and up to 3.60% currently (if You elect the most expensive available combination of the optional riders). Additional information on the accumulation unit values is contained in the SAI.

WE OWN THE ASSETS OF OUR SEPARATE ACCOUNT

We own the assets of Our Separate Account and use them to support Your contract and other variable annuity contracts. We may permit charges owed to Us to stay in the Separate Account. Thus, We may also participate proportionately in the Separate Account. These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our Fixed Account. The assets in the Separate Account equal to the reserves and other liabilities of the Separate Account may not be charged with liabilities arising out of Our other business. The obligations under the contracts are Our obligations. The income, gains and losses (realized and unrealized) of the Separate Account are credited to or charged against the Separate Account without regard to Our other income, gains, or losses. Under certain unlikely circumstances, one investment division of the Separate Account may be liable for claims relating to the operations of another division.

OUR RIGHT TO CHANGE HOW WE OPERATE OUR SEPARATE ACCOUNT

We have the right to modify how We operate the Separate Account. In making any changes, We may not seek approval of contract owners (unless approval is required by law). We have the right to:

      o add investment divisions to, or remove investment divisions from Our Separate Account;
      o     combine two or more divisions within Our Separate Account;
      o withdraw assets relating to Our variable annuities from one investment division and put them into another;
      o eliminate a portfolio's shares and substitute shares of another portfolio of the funds or another open-end, registered investment company. This may happen if the portfolio's shares are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of the Separate Account's purposes. However, if required, We would first seek approval from the Securities and Exchange Commission and the insurance regulator where the contract is delivered;
      o end the registration of Our Separate Account under the Investment Company Act of 1940;
      o operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of "interested persons" of Midland under the Investment Company Act of 1940); and
      o operate Our Separate Account or one or more of the investment divisions in any other form the law allows, including a form that allows Us to make direct investments. In addition, We may disapprove any change in investment advisors or investment policies unless a law or regulation provides differently.

If any changes are made that result in a material change in the underlying investments of any investment division, then You will be notified. We may, for example, cause the investment division to invest in a mutual fund other than or in addition to the current portfolios.

You may want to transfer the amount in that investment division as a result of changes We have made. If You do wish to transfer the amount You have in that investment division to another division of Our Separate Account, or to Our Fixed Account, then You may do so, without charge, by writing to Our Principal Office. At the same time, You may also change how Your net premiums are allocated.

                                THE FIXED ACCOUNT

You may allocate some or all of Your accumulation value to the Fixed Account, subject to certain limitations described below. The Fixed Account pays interest at a declared rate. Your surrender value from the Fixed Account is guaranteed to be equal to or higher than 100% of the premium accumulated at a guaranteed interest rate of at least 3% per year minus any surrender charges, partial surrenders, transfers, or fees and expenses.


The Fixed Account supports Our insurance and annuity obligations. Certain states do not permit allocations to and transfers from the Fixed Account. Any amounts in the Fixed Account are subject to Our financial strength and claims-paying ability. Because of applicable exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Fixed Account nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus which relate to the Fixed Account.


If You choose the zero year surrender charge period, access to the Fixed Account is restricted. You cannot allocate or transfer any money into the Fixed Account if You elect the zero year surrender charge option.

You may not select the Guaranteed Minimum Withdrawal Benefit (GMWB) rider or the Guaranteed Income 5 rider when money is allocated to the Fixed Account. If money is allocated in the Fixed Account, the money must be transferred to the Separate Account subject to the Fixed Account premium and transfer limitations before these riders can be elected. After the GMWB or Guaranteed Income 5 rider is selected, You may not invest in the Fixed Account at any time or the GMWB or Guaranteed Income 5 riders will terminate. Further, if you select the GMWB Rider, then You must invest 100% of Your accumulation value in one of the five asset allocation models designated by Us for this rider.

You may accumulate amounts in the Fixed Account by:

      o     allocating net premiums,
      o     transferring amounts from the investment divisions, or
      o     earning interest on amounts You already have in the Fixed Account.

Transfers, partial surrenders and allocated deductions reduce this amount.

Currently, We do not limit the amount You can allocate to the Fixed Account. However, We reserve the right to limit the amount that, over the contract's life, You can allocate to the Fixed Account through allocating premiums and net transfers (amounts transferred in minus amounts transferred out).

We pay interest on all Your amounts in the Fixed Account. Currently, We intend to declare interest rates in advance and guarantee these rates for one-year periods. You bear the risk that We will not credit interest above the 3% minimum. We have complete discretion regarding the rate of interest, if any, that We will credit above the minimum guaranteed rate on the Fixed Account, regardless of the investment performance of any part or all of Our Fixed Account assets.

You may transfer amounts among the investment divisions and between the Fixed Account and any investment divisions (subject to "Transfer Limitations" below). Generally, the total amount transferred out of the fixed account in any contract year is limited to 20% of the accumulation value in the Fixed Account at the beginning of the contract year. However, by current Company practice, We will allow you to transfer the greater of $5,000 or 20% of the accumulation value in the Fixed Account at the beginning of the contract year. This is not guaranteed. This limit does not apply to transfers made in a Dollar Cost Averaging program that occur over a period of 12 or more months.

The Fixed Account may not be available in all states. Your state of issue will determine if the Fixed Account is available on Your contract. Please check Your contract form to see if the Fixed Account is available on Your contract.

                     DETAILED INFORMATION ABOUT THE CONTRACT

REQUIREMENTS FOR ISSUANCE OF A CONTRACT

Any person wishing to purchase a contract may submit an application form and an initial premium payment of at least $10,000, or $2,000 for a qualified contract. By current company practice, We will waive the initial minimum premium requirement for group list bill contracts if each premium is at least $50. The sale must take place through a representative who is licensed and registered to sell the contract. The maximum issue age for the contract is 85.


If your application is complete and in good order (see "Administrative Procedures" on page 13), then We will accept or reject it within two business days of receipt. If the application is incomplete, then We will attempt to complete it within five business days. If it is not complete at the end of this period (or cannot be accepted for some other reason), then We will inform You of the reason for the delay and the premium payment will be returned immediately unless You let Us keep the premium until the application is complete. Your initial premium is held in a non-interest bearing suspense account (which is part of our general account) until Your contract is issued or Your premium is refunded.


We will allocate Your initial premium payment according to Your instructions if We receive it or accept Your application (whichever is later) at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time). We will then price the accumulation units purchased with Your premium payment at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your initial premium payment or accept Your application (whichever is later) after the close of regular trading on the New York Stock Exchange, We will credit accumulation units at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling agent to forward the application to Us promptly, or because of delays in determining that the contract is suitable for You. Any such delays will affect when Your contract can be issued and when Your premium payment is allocated among Our Fixed Account and/or investment divisions of Our Separate Account.

We offer other variable annuity contracts that have different death benefits, contract features, and optional benefits. However, these other contracts also have different charges that would affect Your investment performance and accumulation value. To obtain more information about these other contracts, contact Our Principal Office.


Election of the Minimum Premium Rider would allow for a lower initial premium payment for non-qualified contracts. This rider is available for an additional fee. See "Minimum Premium Rider" on page 45.


FREE LOOK

You may cancel your contract within your 30-day Free Look period. We deem the Free Look period to expire 30 days after You have received Your contract. Some states and situations may require a longer Free Look period. To cancel Your contract, You need to return Your contract to the agent who sold it to You or to Our Principal Office. If You cancel Your contract, then We will return:

      1. the accumulation value (which may be more or less than the premium payments You paid) less premium bonus credits, if any, or
      2. if greater and required by Your state, the original amount of Your premium payment.

TAX-FREE "SECTION 1035" EXCHANGES


You can generally exchange one annuity contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, You should compare both annuities carefully. Remember that if You exchange another annuity for the one described in this prospectus, You might have to pay a surrender charge on Your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this contract (that person will generally earn a commission if You buy this contract through an exchange or otherwise). If You purchase the contract in exchange for an existing annuity contract from another company, We may not receive Your premium payment from the other company for a substantial period of time after You sign the application and send it to Us, and We cannot credit Your premium to the contract until We receive it. You should consult with and rely upon a tax advisor if You are considering a contract exchange.


PREMIUM PAYMENTS

You can make additional premium payments at any time prior to annuitization and in whatever amount You want, within certain limits. Your initial investment must be at least $10,000 for non-qualified contract and at least $2,000 for a qualified contract. Additional investments must be at least $50. By current company practice, We will waive the initial minimum premium requirement for group list bill contracts if each premium is at least $50. Premium payments will be credited as of the end of the valuation period in which they are received by Us. Investments after the initial premium payment may be made at any time up to the maturity date, so long as the annuitant is living. We may refuse to accept certain forms of premium payments or loan repayments (third party checks, traveler's checks, money orders, for example). We reserve the right to accept or reject any form of payment.

Allocation of Premium Payments
You will specify Your desired premium allocation on the contract's application form. Your instructions in Your application will dictate how to allocate Your premiums. Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100. The allocation instructions in Your application will apply to all other premiums You pay, unless You change subsequent premium allocations by providing Us with written instructions. We reserve the right to limit the number of investment divisions in which You can have funds invested. Currently, You may allocate to a maximum of 50 investment divisions including the Fixed Account. In certain states, allocations to and transfers from the Fixed Account are not permitted. You cannot allocate or transfer any money into the Fixed Account if You elect the zero year surrender charge option.

If You select the optional Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, You must invest 100% of Your accumulation value in one of the five asset allocation models designated by Us for this rider. You may not invest any part of Your accumulation value in an investment division that is not a part of the asset allocation model You selected, in the Fixed Account or Fixed Account DCA program at any time or the rider will terminate.

Changing Your Premium Allocation Percentages

You may change the allocation percentages of Your premiums by writing to Our Principal Office and telling Us what changes You wish to make. These changes will affect transactions as of the date We receive Your request at Our Principal Office. Changing Your allocation instructions will not change the way Your existing contract fund is apportioned among the investment divisions or the Fixed Account. While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless You specify otherwise. (See "Dollar Cost Averaging" on page 42).


Fixed Account Limitations
You may not select the Guaranteed Minimum Withdrawal Benefit (GMWB) rider or the Guaranteed Income 5 rider when money is allocated to the Fixed Account. If money is allocated in the Fixed Account, the money must be transferred to the Separate Account subject to the Fixed Account premium and transfer limitations before these riders can be elected. After the GMWB or Guaranteed Income 5 rider is selected, You may not invest in the Fixed Account at any time or the GMWB or Guaranteed Income 5 riders will terminate. Further, if you select the GMWB Rider, then You must invest 100% of Your accumulation value in one of the five asset allocation models designated by Us for this rider.

YOUR ACCUMULATION VALUE

Your accumulation value is the sum of Your amounts in the various investment divisions and in the Fixed Account. Your accumulation value will vary daily to reflect the investment performance of the investment division(s) You select and any interest credited to Your allocations in the Fixed Account, any premium payments, partial withdrawals, surrenders, loans, withdrawals, and charges assessed in connection with the contract. There is no guaranteed minimum accumulation value. Transaction and surrender charges are made on the effective date of the transaction. Charges against Our Separate Account are reflected daily.

We guarantee amounts allocated to the Fixed Account. Accumulation value in the Fixed Account will be reduced by the contract fees and charges We deduct and the effects of any contract transactions (loans, partial withdrawals, surrenders, and transfers) on Your accumulation value in the Fixed Account.

There is no guaranteed minimum accumulation value for amounts allocated to the investment divisions of Our Separate Account. You bear the investment risk. An investment division's performance will cause Your accumulation value to go up or down.

Transfers of Accumulation Value
You generally may transfer amounts among the investment divisions and between the Fixed Account and any investment division prior to maturity date, unless otherwise noted. Currently, You may make an unlimited number of transfers of accumulation value in each contract year prior to the maturity date. However, We reserve the right to assess a $15 charge for each transfer after the 12th transfer in a contract year.

If You select the Guaranteed Minimum Withdrawal Benefit ("GMWB") Rider, You must invest 100% of Your accumulation value according to one of the five asset allocation models designated by Us for this rider. You may not transfer any part of Your accumulation value to an investment division that is not a part of the asset allocation model You selected or to the Fixed Account or Fixed Account DCA program at any time or the GMWB rider will terminate. The Fixed Account Earnings Sweep program is not available as long as the GMWB rider is in inforce.

If You select the Guaranteed Income 5 Rider, You must invest 100% of Your accumulation value in the Separate Account investment divisions. You may not transfer any part of Your accumulation value to the Fixed Account or Fixed Account DCA program at any time or the Guaranteed Income 5 Rider will terminate.

If You select the zero year surrender charge period, You cannot transfer Your accumulation value to the Fixed Account.


The minimum transfer amount is $200 or 100% of an investment division if less than $200. The minimum amount does not have to come from or be transferred to just one investment division. The only requirement is that the total amount transferred that day equals the transfer minimum. Completed transfer requests received at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 P.M. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed transfer request after the close of regular trading on the new York Stock Exchange, We will process the transfer request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. For information regarding telephone or facsimile requests, see "Inquiries And Correspondence" on page 20. For limitations on transfers to and from the Fixed Account, see "THE FIXED ACCOUNT" on page 30.


After the maturity date, You can make only two transfers per contract year and only among the investment divisions of the Separate Account.

We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific contract owners.

TRANSFER LIMITATIONS

Frequent, large, programmed or short-term transfers among investment divisions, such as those associated with "market timing" transactions, can adversely affect the portfolios and the returns achieved by contract owners. In particular, such transfers may dilute the value of the portfolios' shares, interfere with the efficient management of the portfolios' investments, and increase brokerage and administrative costs of the portfolios. In order to try to protect Our contract owners and the portfolios from potentially harmful trading activity, We have implemented certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent frequent or short-term transfer activity among the investment divisions of the Separate Account that may adversely affect other contract owners or portfolio shareholders.

More specifically, currently Our Market Timing Procedures are intended to detect potentially harmful trading or transfer activity by monitoring for any two interfund transfer requests on a contract within a five business day period, in which the requests are moving to and from identical subaccounts (for example, a transfer from MFS VIT New Discovery Series to Fidelity VIP Money Market Portfolio, followed by a transfer from Money Market back to New Discovery within five business days).

We will review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters. When We identify a second trade within five days of the first, We will review those transfers (and other transfers in the same contract) to determine if, in Our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful. We will honor and process the second transfer request, but if We believe that the activity is potentially harmful, We will suspend that contract's transfer privileges and We will not accept another transfer request for 14 business days. We will attempt to inform the contract owner (or registered representative) by telephone that their transfers have been deemed potentially harmful to others and that their transfer privilege is suspended for 14 days. If We do not succeed in reaching the contract owner or registered representative by phone, We will send a letter by first class mail to the contract owner's address of record.

We apply Our market timing procedures to all of the investment divisions available under the contracts, including those investment divisions that invest in portfolios that affirmatively permit frequent and short-term trading (such as Rydex portfolios). However, We offer other variable annuity contracts that also offer those portfolios but do not apply market timing procedures with respect to those portfolios (that is, frequent or short-term trading is permitted). In addition, other insurance companies offer variable life insurance and annuity contracts that may permit short-term and frequent trading in those portfolios. Therefore, if You allocate premiums or Your accumulation value to the investment divisions that invest in the Rydex portfolios, You may indirectly bear the effects of market timing or other frequent trading. These portfolios might not be appropriate for long-term investors.

In addition to Our own market timing procedures, managers of the investment portfolios might contact Us if they believe or suspect that there is market timing or other potentially harmful trading, and if so We will take appropriate action to protect others. In particular, We may, and We reserve the right to, reverse a potentially harmful transfer. If so, We will inform the contract owner and/or registered representative. You will bear any investment loss involved in a reversal.

To the extent permitted by applicable law, We reserve the right to delay or reject a transfer request at any time that We are unable to purchase or redeem shares of any of the portfolios available through Separate Account C, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers. If this occurs, We will attempt to contact You by telephone for further instructions. If We are unable to contact You within 5 business days after We have been advised that Your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be retained in or returned to the originating investment division. You should also be aware that We are contractually obligated to prohibit purchases and transfers by contract owners identified by a portfolio and to provide contract owner transaction data to the portfolios. You should read the prospectuses of the portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In Our sole discretion, We may revise Our Market Timing Procedures at any time without prior notice as We deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other contract owners or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We may change Our parameters to monitor for a different number of transfers with different time periods, and We may include other factors such as the size of transfers made by contract owners within given periods of time, as well as the number of "round trip" transfers into and out of particular investment divisions for purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, We may aggregate transfers made in two or more contracts that We believe are connected (for example, two contracts with the same owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

We do not include transfers made pursuant to the dollar cost averaging program and portfolio rebalancing program in these limitations. We may vary Our market timing procedures from investment division to investment division, and may be more restrictive with regard to certain investment divisions than others. We may not always apply these detection methods to investment divisions investing in portfolios that, in Our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

We reserve the right to place restrictions on the methods of implementing transfers for all contract owners that We believe might otherwise engage in trading activity that is harmful to others. For example, We might only accept transfers by original `wet' contract owner signature conveyed through the U.S. mail (that is, We can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means, or overnight courier service). We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future.

Contract owners seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the contract may also limit Our ability to restrict or deter harmful transfers. Furthermore, the identification of contract owners determined to be engaged in transfer activity that may adversely affect other contract owners or portfolios shareholders involves judgments that are inherently subjective. Accordingly, despite Our best efforts, We cannot guarantee that Our Market Timing Procedures will detect every potential market timer. Some market timers may get through Our controls undetected and may cause dilution in unit value to others. We apply Our Market Timing Procedures consistently to all contract owners without special arrangement, waiver, or exception. We may vary Our Market Timing Procedures among Our other variable insurance products to account for differences in various factors, such as operational systems and contract provisions. In addition, because other insurance companies and/or retirement plans may invest in the portfolios, We cannot guarantee that the portfolios will not suffer harm from frequent, programmed large, or short-term transfers among investment divisions of variable policies issued by other insurance companies or among investment options available to retirement plan participants.

SURRENDERS

You may withdraw all or part of Your surrender value by sending Us a written request at Our Principal Office. The surrender value is the Separate Account accumulation value plus Fixed Account accumulation value minus any applicable surrender charges and annual maintenance fee. In some states a premium tax charge may also be deducted. (Surrenders may be restricted by a retirement plan under which You are covered.) Partial surrenders from an investment division or the Fixed Account must be made in amounts of $500 or more (except for systematic withdrawals described below) and cannot reduce Your accumulation value to less than $500. If a partial surrender results in less than $500 remaining, then the entire accumulation value must be withdrawn. For a full surrender, You must send in Your contract with Your surrender request.

Any applicable surrender charge and any required tax withholding will be deducted from the amount paid. In addition, upon full surrender an annual maintenance fee (and possibly a premium tax charge) may also be subtracted.

Completed surrender requests received at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed surrender request after the close of regular trading on the New York Stock Exchange, We will process the surrender request at the unit value determined at the close of the next regular trading session of the New York Stock Exchange.


We will generally pay the surrender amount from the Separate Account within seven days after We receive a properly completed surrender request in good order. In some cases, `good order' requires a signature guarantee. See "Administrative Procedures" on page 13. We may defer payment for more than seven days only when:


      o trading on the New York Stock Exchange is restricted as defined by the SEC;
      o the New York Stock Exchange is closed (other than customary weekend and holiday closing);
      o an emergency exists as defined by the SEC as a result of which disposal of the Separate Account's securities or determination of the net asset value of each investment division is not reasonably practicable; or

      o for such other periods as the SEC may by order permit for the protection of owners. See "When We Pay Proceeds From This Contract" on page 85.


If We defer payment for 30 or more days, then during the period of deferment, We will pay interest at the rate required by the jurisdiction in which this contract is delivered.

We expect to pay the surrender amount from the Fixed Account promptly, but We have the right to delay payment for up to six months.

Unless You specify otherwise, Your partial surrender will be allocated among all investment divisions and the Fixed Account in the same proportion as Your accumulation value bears to each investment division and the Fixed Account. This allocation is subject to minimum amount requirements.


The surrender charge will be determined without reference to the source of the partial surrender. The charge will be based on the length of time between premium payments and surrenders. (See "CHARGES, FEES AND DEDUCTIONS" on page 69.

A surrender will generally have Federal income tax consequences that can include income tax penalties and tax withholding. Withdrawals may be restricted under certain qualified contracts. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders you request from a 403(b) contract comply with applicable tax requirements before we process your request. You should consult with and rely on Your tax advisor before making a surrender. See "FEDERAL TAX STATUS" on page 73.

If Your contract was issued pursuant to a 403(b) plan, starting January 1, 2009 We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments You request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, You consent to the sharing of confidential information about You, the contract, and transactions under the contract and any other 403(b) contracts or accounts You have under the 403(b) plan among Us, Your employer or plan sponsor, any plan administrator or record keeper, and other product providers.

Surrenders may be restored under certain types of qualified contracts. If allowed, the restoration will be effective as of the date that surrender proceeds are returned to Midland National. Under certain types of retirement arrangements, the Retirement Equity Act of 1984 provides that, in the case of a married participant, a surrender request must include the consent of the participant's spouse. This consent must contain the participant's signature and the notarized or properly witnessed signature of the participant's spouse. These spousal consent requirements generally apply to married participants in most qualified pension plans, including plans for self-employed individuals that are considered employee pension benefit plans under the Employee Retirement Income Security Act of 1974 (ERISA). You should check the terms of Your retirement plan and consult with a tax advisor before making a surrender. See "FEDERAL TAX STATUS" on page 73.


Participants in the Texas Optional Retirement Program may not make a withdrawal from a contract (including withdrawals to establish an annuity) prior to age 70 1/2 except in the case of termination of employment in the Texas public institutions of higher education, death, or total disability. Such proceeds may, however, be used to fund another eligible vehicle.

FREE SURRENDER AMOUNT


You may withdraw up to 10% of Your net premiums (premiums paid less partial surrenders) once each contract year without incurring a surrender charge in each contract year. However, by current company practice, We will allow You to withdraw up to10% of Your gross premium (premiums paid) payments without incurring a surrender charge in each contract year. This is not guaranteed. If this option is not exercised or if less than 10% is withdrawn, any unused amount will not be carried over to a subsequent contract year and, generally, will not be carried over to a subsequent withdrawal in the same contract year. However, by current company practice, We will allow the free surrender amount to be taken in multiple withdrawals each contract year. This is not guaranteed. The value of 10% of the gross premiums is determined on the date of the first withdrawal. A withdrawal may have Federal income tax consequences that can include income tax penalties and tax withholding. (See "FEDERAL TAX STATUS" on page 73.)

If You have the optional Guaranteed Minimum Withdrawal Benefit Rider, amounts withdrawn up to the payment amount are considered a penalty free withdrawal. If You have the optional Guaranteed Income 5 Rider, amounts withdrawn up to the guaranteed payment amount (GPA) or lifetime payment amount (LPA) are considered a penalty free withdrawal. If the payment amount, GPA, or LPA exceeds the 10% penalty free amount, any surrender charges will be waived up to the payment amount, GPA, or LPA. If the payment amount, GPA or LPA exceeds the 10% penalty free withdrawal amount and the requested withdrawal exceeds the payment amount, GPA or LPA, surrender charges will be applied on the withdrawal amount that exceeds the payment amount, GPA or LPA.


Partial Waiver of Surrender Charge - Charitable Remainder Trust Endorsement
This benefit provides for a potential increase in the free surrender amount allowed each contract year. Under this benefit, the free surrender amount is the greater of : a) Your accumulation value less Your net premiums at the close of the prior business day or b) 10% of Your net premiums at the time of the partial surrender. However, by current company practice, We will allow You to withdraw up to10% of Your gross premium payments. There is no charge for this benefit and it is only available if the owner is a Charitable Remainder Trust.

SYSTEMATIC WITHDRAWALS

The systematic withdrawal feature allows You to have a portion of the accumulation value withdrawn automatically. These payments can be made only: (1) while the annuitant or an owner is living, (2) before the maturity date, and (3) after the Free Look period. You may elect this option by sending a properly completed Preauthorized Systematic Withdrawal Request Form to Our Principal Office. You may designate the systematic withdrawal amount or the period for systematic withdrawal payments. You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See Your contract for details on systematic withdrawal options and when each begins.

If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then We will process Your withdrawal at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. The deduction caused by the systematic withdrawal will be allocated proportionately to Your accumulation value in the investment divisions and the Fixed Account.

You can stop or modify the systematic withdrawals by sending Us a written request. A proper written request must include the consent of any effective assignee or irrevocable beneficiary, if applicable.


Each systematic withdrawal must be at least $200. Each request for withdrawal amounts of less than $200 will be reviewed on a case-by-case basis. We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $200. Upon payment, We reduce Your accumulation value by an amount equal to the payment proceeds plus any applicable surrender charge. (See "Surrender Charges on Surrenders" on page 69). The surrender charge applies to systematic withdrawals in excess of the free surrender amount in the same manner as it applies to other partial surrenders with the exception that a portion of the free surrender amount can be received more than once per year, as long as the full 10% of Your net premiums has not been withdrawn (by current company practice, the free amount is 10% of Your gross premiums).


Systematic withdrawals taken to satisfy IRS required minimum surrenders and paid under a life expectancy option will not be subject to a surrender charge. Any systematic withdrawal that would equal or exceed the surrender value will be treated as a complete surrender. In no event will the payment of a systematic withdrawal exceed the surrender value. The contract will automatically terminate if a systematic withdrawal causes the contract's surrender value to equal zero.

To the extent, if any, that there is gain in the contract, systematic withdrawals generally are included in the contract owner's gross income for tax purposes in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 1/2. Additional terms and conditions for the systematic withdrawal program are set forth in Your contract and in the application for the program.

LOANS

Loans are only available if You purchase this contract in connection with a qualified plan under Section 403(b). Prior to the maturity date, owners of contracts issued in connection with Section 403(b) qualified plans may request a loan using the contract as security for the loan. Only one loan may be outstanding at any time. Loans are subject to provisions of the Internal Revenue Code and the terms of the retirement program. You should consult a tax advisor before requesting a loan. However, if You have elected the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Income 5 Rider, the rider will terminate if You request a loan under this contract.


Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that loans you request from a 403(b) contract comply with applicable tax requirements before we process your request.


Only one loan can be made within a 12-month period. The loan amount must be at least $2,000 and must not exceed:

      1.    The accumulation value, minus
      2.    Any applicable surrender charges, minus
      3.    Any outstanding prior loans, minus
      4.    Loan interest to the end of the next contract year.

The portion of the accumulation value that is equal to the loan amount will be held in the Fixed Account and will earn interest at the fixed account minimum interest rate of 3% per year. You should tell Us how much of the loan You want taken from Your unloaned amount in the Fixed Account or from the Separate Account investment divisions. If You do not tell Us how to allocate Your loan, the loan will be allocated among all investment divisions and the Fixed Account in the same proportion as the value of Your interest in each division bears to Your total accumulation value. We will redeem units from each investment division equal in value to the amount of the loan allocated to that investment division and transfer that amount to the Fixed Account.

We charge interest on loans at the rate of 5% per year. Loan interest is due on each contract anniversary. Unpaid interest will be added to the loan and accrue interest. If the total loan plus loan interest equals or exceeds the accumulation value minus any applicable surrender charges, then the contract will terminate with no further value. In such case, We will give You at least 31 days written notice. Termination under these circumstances may adversely affect the treatment of the contract under the Internal Revenue Code section 403(b).

The total loan plus loan interest will be deducted from any amount applied under a payment option or otherwise payable under the contract.

The loan agreement will describe the amount, duration, and restrictions on the loan. In general, loans must be repaid in monthly or quarterly installments within 5 years. If a quarterly installment is not received by the end of the calendar quarter following the calendar quarter in which the payment was due, then a deemed distribution of the entire amount of the outstanding loan principal, interest due, and any applicable charges under the contract, including any withdrawal charge, will be made. This deemed distribution may be subject to income and penalty tax under the Internal Revenue Code and may adversely affect the treatment of the contract under the Internal Revenue Code section 403(b).

If the amount or duration of the loan violates Internal Revenue Code requirements, then You may be subject to income tax or a penalty. IRS authorities and the Department of Labor suggest that in certain circumstances a loan may result in adverse tax and ERISA consequences for Section 403(b) programs. A loan issued in connection with a 403(b) plan is generally subject to a limit of the lesser of $50,000 or 50% of the participant's vested ownership in the 403(b) plan. The maximum loan amount may be lower if You currently have or have had a plan loan in the last 12 months.

In addition, the Department of Labor has issued regulations governing plan participant loans under the retirement plans subject to ERISA and the Department of Labor's regulations contain requirements for plan loans relating to their availability, amount and other matters. These requirements require, in part, that a loan from an ERISA-governed plan be made under a enforceable agreement, bear a reasonable rate of interest, be adequately secured, provide a reasonable payment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. Failure to comply with these requirements may result in penalties under the Code and ERISA. You are responsible for determining whether Your plan is subject to, and complies with, ERISA and the Department of Labor's regulations governing plan loans.

A loan has a permanent effect on the accumulation value because the investment experience of the investment divisions will apply only to the unborrowed portion of the accumulation value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the net investment results are greater than 3% per year while the loan is outstanding, then the accumulation value will not increase as rapidly as it would have if no debt were outstanding. If net investment results are below 3% per year, then the accumulation value will be higher than it would have been had no loan been outstanding. In addition, a loan costs You a net interest charge of 2% per year.

DOLLAR COST AVERAGING

The Dollar Cost Averaging (DCA) program enables You to make monthly or quarterly transfers of a predetermined dollar amount from the DCA source account (any investment division or the Fixed Account) into one or more of the investment divisions. However, if You elect the Optional Guaranteed Minimum Withdrawal Benefit Rider, You must invest 100% of Your accumulation value in one of the five asset allocation models designated by Us for this rider. You may not transfer any part of Your accumulation value to the DCA program or the GMWB rider will terminate.

In addition, You cannot use the DCA program with the Fixed Account if You select the zero year surrender charge option or the Guaranteed Income 5 Rider.

This program may reduce the impact of market fluctuations by allocating monthly or quarterly, as opposed to allocating the total amount at one time. This plan of investing does not insure a profit or protect against a loss in declining markets. The minimum monthly or quarterly amount to be transferred using DCA is $200.

You can elect the DCA program at any time. Only one active DCA account is allowed at a time. You must complete the proper request form and send it to Our Principal Office, and there must be a sufficient amount in the DCA source account. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account. Copies of the DCA request form can be obtained by contacting Us at Our Principal Office. The DCA election will specify:

      o     the DCA source account from which transfers will be made,
      o that any money received with the form is to be placed into the DCA source account,
      o the total monthly or quarterly amount to be transferred to the other investment divisions, and
      o how that monthly or quarterly amount is to be allocated among the investment divisions.

The DCA request form must be received with any premium payment You intend to apply to DCA.

Once You elect DCA, additional net premiums can be allocated to the DCA source account by sending them in with a DCA request form. All amounts in the DCA source account will be available for transfer under the DCA program.

Any net premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise. You may change the DCA allocation percentages or DCA transfer amounts twice during a contract year.

If it is requested when the contract is issued, then DCA will start at the beginning of the second contract month. If it is requested after issue, then DCA will start at the beginning of the next contract month after the request is received.

If a DCA program is elected after issue and the source account is the Fixed Account, the minimum number of months for the program is 12 months.

We will process DCA transfers for a maximum of 24 months. You may continue to participate in the DCA program beyond the 24-month period by providing Us with written authorization at the end of each 24-month time period. DCA automatically terminates on the maturity date.

You may stop the DCA program at any time by sending Us written notice. We reserve the right to end the DCA program by sending You one month's notice.

We do not charge any specific fees for You to participate in a DCA program. While We currently do not charge for transfers, We do reserve the right to charge $15 for each transfer after the 12th in any contract year.

Fixed Account Dollar Cost Averaging ("Fixed Account DCA")
At the time of Your application, You may elect one of two Fixed Account DCA programs. However, if You elect the Guaranteed Minimum Withdrawal Benefit ("GMWB") Rider, You must invest 100% of Your accumulation value in one of the five asset allocation models designated by Us for this rider. You may not invest any part of Your accumulation value in the Fixed Account DCA program at any time or the GMWB rider will terminate.

If You select the Guaranteed Income 5 Rider, You must invest 100% of Your accumulation value in the Separate Account investment divisions. You may not invest any part of Your accumulation value in the Fixed Account DCA program at any time or the Guaranteed Income 5 rider will terminate.

These programs allow You to have a specified amount of Your initial premium transferred each month to the investment divisions of Your choice. These programs may only be elected at issue. While in the Fixed Account DCA accounts, Your premiums may earn a higher rate of interest than is currently credited to the Fixed Account. The interest rate will vary depending upon the Fixed Account DCA program You choose at the time You purchase the contract. You cannot allocate or transfer any money into the Fixed Account if You elect the zero year surrender charge option. You may choose one of the following two Fixed Account DCA programs:

The 6-Month Fixed Account DCA program: Under this program, You allocate Your initial premium to the 6-Month DCA account and We will credit a guaranteed rate of interest on the diminishing balance of the premium remaining in the 6-Month DCA account for a six-month period beginning on the issue date. Transfers will occur each month over the six-month period with the final transfer including all amounts remaining in the 6-Month DCA account.

The 12-Month Fixed Account DCA program: Under this program, You allocate Your initial premium to the 12-Month DCA account and We will credit a guaranteed rate of interest on the diminishing balance of the premium remaining in the 12-Month DCA account for a twelve-month period beginning on the issue date. Transfers will occur each month over the twelve-month period with the final transfer including all amounts remaining in the 12-Month DCA account.

Fixed Account Dollar Cost Averaging may not be available in all states. Your state of issue will determine if Fixed Account Dollar Cost Averaging is available on Your contract. Please check Your contract form to see if Fixed Account Dollar Cost Averaging is available on Your contract.

PORTFOLIO REBALANCING

The Portfolio Rebalancing option allows contract owners, who are not Dollar Cost Averaging, to have Us automatically reset the percentage of accumulation value allocated to each investment division to a pre-set percentage level on a quarterly, semi-annual, or annual basis. The Portfolio Rebalancing option is subject to the Fixed Account premium and transfer limitations. If You elect this option, then on the contract anniversary date, We will transfer the amounts needed to "rebalance" the accumulation value to Your specified percentages. Rebalancing may result in transferring amounts from an investment division earning a relatively high return to one earning a relatively low return.

Portfolio rebalancing will remain in effect until We receive Your written termination request. We reserve the right to end the portfolio rebalancing option by sending You one month's notice. Contact Us at Our Principal Office to elect the portfolio rebalancing option.

If You elect the Guaranteed Minimum Withdrawal Benefit Rider, Your accumulation value will automatically rebalance to the original asset allocation percentages established by Your most recent designation on each contract anniversary. If You chose not to rebalance the accumulation value on any contract anniversary, the rider will terminate.

There is no charge for portfolio rebalancing and a portfolio rebalancing transfer is not considered a transfer for purposes of possibly assessing a transfer charge.

FIXED ACCOUNT EARNINGS SWEEP PROGRAM

You may elect to have any Fixed Account interest earnings transferred on a monthly or quarterly basis to one or more of the Separate Account investment divisions. However, this program is not available if You elect Guaranteed Income 5 Rider, as 100% of Your accumulation value must be in the Separate Account investment divisions, and is not available with the optional Guaranteed Minimum Withdrawal Benefit Rider, as 100% of Your accumulation value must be invested in one of the five asset allocation models designated by Us for this rider, and is not available if you select the Zero Year Surrender Charge Rider option. Transfers will be made on the contract anniversary day each month or quarter to the investment divisions You select or according to the DCA program. While this program is active, You may not allocate future premium payments to the Fixed Account. Amounts transferred out of the Fixed Account due to an earnings sweep transfer are counted toward the 20% of Fixed Account accumulation value that may be transferred out of the Fixed Account during any contract year.

The Fixed Account earnings sweep program may not be available in all states. Your state of issue will determine if The Fixed Account earnings sweep program is available on Your contract.

There is no charge for Fixed Account earnings sweeps program and a Fixed Account earnings sweep transfer is not considered a transfer for purposes of possibly assessing a transfer charge.

OPTIONAL RIDERS

There are several optional riders available under this contract for an additional charge. Charges for these optional riders are in addition to the charges for the basic contract (stated in the Fee Table). If You elect the highest possible combination of all of these riders, the total Separate Account expenses currently would be 3.60% per year. We reserve the right to change the charge for each optional rider.

Since some optional riders cannot be terminated once elected, You should select Your options carefully. Most of the riders can only be elected when you buy the contract. Any amounts paid that are in excess of your accumulation value under the optional benefits are subject to Our financial strength and claims-paying ability.

Bonus Credit Rider
At the time of Your application, You may choose the Bonus Credit Rider that will add a credit of 4% to Your premium payments received during the first contract year. Currently, We will deduct an additional daily Separate Account charge at an annual rate of 0.60% for this rider. We reserve the right to increase this charge but it will never exceed the maximum guaranteed charge of 0.70%. We deduct the daily charge against Your Separate Account accumulation value only during the first seven contract years. We expect to profit from this charge. Electing a Bonus Credit Rider may be beneficial to You only if You own the contract for sufficient length of time, and the investment performance of the underlying portfolios is sufficient to compensate for the additional charge associated with the Bonus Credit Rider. In general, in order to receive a benefit from this rider, the Separate Account must experience a certain level of positive performance over a number of years. Generally, the higher the first year premium and the higher the rate of return, the more advantageous the Bonus Credit Rider becomes and vice versa. If the contract is owned for a short period of time or the investment performance of the underlying portfolios is not sufficient to compensate for the additional charges associated with the rider in the first seven contract years, the charges for this rider may exceed the benefit.

Because the 0.60% charge associated with the Bonus Credit Rider will be assessed against the entire Separate Account value for the first seven contract years, contract owners who anticipate making additional premium payments after the first contract year should carefully examine the Bonus Credit Rider and consult their financial adviser regarding its desirability. Note carefully that the charge will continue to be assessed against the Separate Account accumulation value attributable to premium payments made in years two through seven, but no bonus will be credited with respect to premium payments made anytime after the first contract year. Over time, the value of the bonus may be more than offset by the higher charges associated with the bonus credit.

If You exercise Your free look right and cancel the contract, We will retain that proportion of the accumulation value provided by any bonus credits above Your premium payments.

The Bonus Credit Rider cannot be elected in combination with the Surrender Charge Rider or the Guaranteed Income 5 Rider.

Minimum Premium Rider
At the time of application, You may select this rider which allows for a lower initial premium payment for non-qualified contracts. Under the Minimum Premium Rider, You may make an initial premium payment of $2,000 (or more). We currently deduct a daily charge of 0.25% per annum against Your Separate Account accumulation value for this rider (the maximum charge is 0.50%). We will continue to assess a fee for this benefit until Your net premium exceeds the regular minimum premium requirement of $10,000. Once Your net premium exceeds $10,000, We will cease imposing the additional charge even if Your accumulation value falls below $10,000 in the future because of negative investment performance. This charge will continue indefinitely if Your net premium is never greater than $10,000. This rider is only available for non-qualified contracts. We reserve the right to waive the charge for this rider.

Guaranteed Minimum Death Benefit (GMDB)

At the time of application You may select this rider. If You elect the Guaranteed Minimum Death Benefit Rider, then the death benefit will be the greater of total premiums paid minus adjustments for any partial surrenders accumulated at 6% annual interest (On a guaranteed basis, this is limited to an additional 100% of premiums minus adjustments for any partial surrenders. However by current Company practice this limit will be 100% of premiums. This is not guaranteed.) less any outstanding loan and loan interest or the accumulation value less any outstanding loan and loan interest when We receive due proof of death, an election of how the death benefit is to be paid and any other documents or forms required. The maximum issue age for this rider is age 75. There currently is a charge of 0.50% per year against Your Separate Account accumulation value for this rider (the maximum charge is 0.75% per year). You will incur this charge even during periods when the rider would pay no benefit.


Any adjustments for partial surrenders will reduce the death benefit by the same proportion the accumulation value was reduced by the partial surrender.

Higher Education Rider
At the time of application, You may select the Higher Education Rider which provides an extra benefit equal to 10% of the gain (accumulation value less premiums) in the contract (if any). This rider is only available for non-qualified contracts. Under this rider, You may request a partial or full surrender, made directly to a United States accredited institution of higher education, at any time after the seventh contract anniversary and before the maturity date. If the amount of the withdrawal exceeds the 10% penalty-free withdrawal amount, surrender charges may apply. There is currently a charge of 0.95% per year against Your Separate Account accumulation value for this optional rider (the maximum charge is 4.00% per year). If You select this rider, the charge is deducted for the life of the contract, even if You never request a withdrawal for higher education. You would pay this charge even during periods when the rider would not pay a benefit (because there is no gain). Subject to state availability, You can terminate this rider at any time by sending a written request to Our Principal Office.

This rider may not be elected in combination with the Surrender Charge Rider, the Guaranteed Income Select Rider, the Guaranteed Income 5 Rider or the Guaranteed Minimum Withdrawal Benefit Rider.

Estate Planning Rider

At the time of the application, You may select the Estate Planning rider which provides an extra death benefit of 40% of the base contract's gain (accumulation value less net premiums) in the contract (if any) that is included in the death benefit. The maximum extra death benefit is limited to 50% of the net premiums. However, by current company practice, the maximum extra death benefit is limited to 50% of the gross premiums. This death benefit is calculated when We receive due proof of death. The maximum issue age for this rider is age 75. We will deduct an additional daily charge against Your Separate Account accumulation value currently at the annual rate of 0.35% (the maximum charge is 0.75% per year). You would pay this charge even during periods when the rider would not pay any benefit (because there is no gain). This rider only pays a benefit on gain. If You do not have any gain in Your contract when the death benefit is calculated, then You will not receive a benefit from this rider. This extra death benefit applies only to the base contract's death benefit, and does not apply to any benefit under the Guaranteed Minimum Death Benefit Rider. This rider is not available on a qualified contract.


This rider may not be elected in combination with the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Income 5 Rider.

Surrender Charge Rider

If You elect this rider on Your application, You have several choices regarding the duration of the surrender charge period (the number of years the surrender charge remains in effect). You have the option of shortening the regular surrender charge period of seven years to one of three different shorter periods: five years, three years, or none (no surrender charge). There is an extra charge for this rider as noted in the "FEE TABLE" on page 15. The amount of the charge depends on which shorter period You choose, as indicated below. The charge for this rider is a percentage of the average daily accumulation value, and the charge remains in effect until the Contract is terminated. If You choose the zero year surrender charge period, access to the Fixed Account is restricted. You cannot allocate or transfer any money into the Fixed Account if You elect the zero year surrender charge option.


You can elect this rider only when You purchase the Contract, (on Your application).

This rider cannot be elected in combination with the Bonus Credit Rider or the Higher Education Rider.

Five-Year Surrender Charge Period:
          The schedule for the five-year surrender charge period is as follows:

        -------------------------------------- ------------------------------------- ------------------------------------
        Length of Time From Premium            With Rider -                          Without Rider -
        Payment Number of Years)               Surrender Charge Percentage           Surrender Charge Percentage
                                               (as a percentage of premium           (as a percentage of premium
                                               payment withdrawn)                    payment withdrawn)
        -------------------------------------- ------------------------------------- ------------------------------------
        Less than one                          7%                                    7%
        -------------------------------------- ------------------------------------- ------------------------------------
        1 - 2                                  7%                                    7%
        -------------------------------------- ------------------------------------- ------------------------------------
        2 - 3                                  6%                                    6%
        -------------------------------------- ------------------------------------- ------------------------------------
        3 - 4                                  5%                                    5%
        -------------------------------------- ------------------------------------- ------------------------------------
        4 - 5                                  4%                                    4%
        -------------------------------------- ------------------------------------- ------------------------------------
        5 - 6                                  0%                                    3%
        -------------------------------------- ------------------------------------- ------------------------------------
        6 - 7                                  0%                                    2%
        -------------------------------------- ------------------------------------- ------------------------------------
        More than 7                            0%                                    0%
        -------------------------------------- ------------------------------------- ------------------------------------

The above chart demonstrates that, unless You either surrender this contract or take a partial surrender in excess of the penalty free amount in 5, 6 or 7 years after a premium payment is made, You will get no benefit from this rider.

Three-Year Surrender Charge Period
The schedule for the three-year surrender charge period is as follows:

        -------------------------------------- ------------------------------------- ------------------------------------
        Length of Time From Premium            With Rider -                          Without Rider - Surrender
        Payment Number of Years)               Surrender Charge Percentage           Charge Percentage (as a
                                               (as a percentage of premium           percentage of premium
                                               payment withdrawn)                    payment withdrawn)
        -------------------------------------- ------------------------------------- ------------------------------------
        Less than one                          7%                                    7%
        -------------------------------------- ------------------------------------- ------------------------------------
        1 - 2                                  7%                                    7%
        -------------------------------------- ------------------------------------- ------------------------------------
        2 - 3                                  6%                                    6%
        -------------------------------------- ------------------------------------- ------------------------------------
        3 - 4                                  0%                                    5%
        -------------------------------------- ------------------------------------- ------------------------------------
        4 - 5                                  0%                                    4%
        -------------------------------------- ------------------------------------- ------------------------------------
        5 - 6                                  0%                                    3%
        -------------------------------------- ------------------------------------- ------------------------------------
        6 - 7                                  0%                                    2%
        -------------------------------------- ------------------------------------- ------------------------------------
        More than 7                            0%                                    0%
        -------------------------------------- ------------------------------------- ------------------------------------

The above chart demonstrates that, unless You either surrender this contract or take a partial surrender in excess of the penalty free amount in 3, 4, 5, 6 or 7 years after a premium payment is made, You will get no benefit from this rider.

Zero Year Surrender Charge Period

        -------------------------------------- ------------------------------------- ------------------------------------
        Length of Time From Premium            With Rider -                          Without Rider - Surrender
        Payment Number of Years)               Surrender Charge Percentage           Charge Percentage (as a
                                               (as a percentage of premium           percentage of premium
                                               payment withdrawn)                    payment withdrawn)
        -------------------------------------- ------------------------------------- ------------------------------------
        Less than one                          0%                                    7%
        -------------------------------------- ------------------------------------- ------------------------------------
        1 - 2                                  0%                                    7%
        -------------------------------------- ------------------------------------- ------------------------------------
        2 - 3                                  0%                                    6%
        -------------------------------------- ------------------------------------- ------------------------------------
        3 - 4                                  0%                                    5%
        -------------------------------------- ------------------------------------- ------------------------------------
        4 - 5                                  0%                                    4%
        -------------------------------------- ------------------------------------- ------------------------------------
        5 - 6                                  0%                                    3%
        -------------------------------------- ------------------------------------- ------------------------------------
        6 - 7                                  0%                                    2%
        -------------------------------------- ------------------------------------- ------------------------------------
        More than 7                            0%                                    0%
        -------------------------------------- ------------------------------------- ------------------------------------

The "zero year" surrender charge period means there is no surrender charge, even in the first contract year. You cannot allocate or transfer any money into the Fixed Account if You elect the zero year surrender charge option.

Guaranteed Minimum Withdrawal Benefit Rider (GMWB)

If You elect the Guaranteed Minimum Withdrawal Benefit Rider (GMWB), We guarantee that You can withdraw the payment amount each year until the guaranteed amount is depleted regardless of investment performance. The payment amount is 7% of the initial guaranteed amount. The initial guaranteed amount is equal to the initial premium payment if the rider is elected when the contract is issued, or the accumulation value when the rider is later elected. It is increased equally by subsequent premium payments and reduced by each withdrawal. The guaranteed amount is equal to the maximum payouts that can be received under the GMWB rider. The payment amount will increase with each premium payment by 7% times the premium payment and may be reduced if withdrawals within a year exceed the payment amount. If the GMWB Rider is elected with the Bonus Credit Rider, the guaranteed amount will reflect the premium bonus. If the total payment amount is not withdrawn in any contract year, this amount will not carry over for withdrawals in future contract years. In exchange for this benefit, We will charge You an additional mortality and expense risk charge daily that currently ranges from 0.10% to 1.20%, depending on the asset allocation model You elect. This charge will be assessed against Your Separate Account accumulation value. The charges for this rider are listed in the "FEE TABLE" on page 15.


If You choose not to take withdrawals under the GMWB rider, We will not refund the charges collected for this benefit.

Appreciation of your accumulation value due to positive investment performance will not cause an increase in your guaranteed amount or payment amount.

You should consider the GMWB Rider if you are interested in predictable withdrawals that will guarantee the return of your principal while participating in the market.

You might not want the GMWB rider if:
      o You plan on taking withdrawals in excess of the payment amount in any year because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by this rider.
      o You are interested in long-term accumulation rather than receiving payments.

Also, the addition of this rider to Your contract may not be in Your best interest since an additional annual charge is assessed for this benefit, and in order to receive the full benefit, your accumulation value must be reduced to zero while the guaranteed amount is still positive.


Things to Consider Regarding the Guaranteed Minimum Withdrawal Benefit Rider:
      o You will begin paying an extra daily mortality and risk expense charge as of the date You elect the rider, even if You do not begin taking withdrawals for many years, or ever. (The rider charge may change over time, but will not exceed the guaranteed maximum rider charge noted in the Fee Table. The guaranteed maximum rider charge applies only to the initial purchase of the rider and will not apply if You transfer to a new asset allocation model.) We will not refund the charges You have paid under the rider even if You never choose to take withdrawals and/or if You never receive any payments under the rider.
      o We have designed this rider for You to take withdrawals each contract year that are less than or equal to the payment amount.
      o You should carefully consider when to begin making withdrawals. There is a risk that You will not begin making withdrawals at the most financially beneficial time for You.
      o Because the benefit under this rider is accessed through regular withdrawals that do not exceed the payment amount, the rider may not be appropriate for You if You do not foresee a need for such withdrawals and Your primary objective is to take maximum advantage of the tax deferral aspect of the contract.
      o This rider is subject to certain investment restrictions. You must allocate all of You accumulation value to one of the five asset allocation models to elect this rider. You may not allocate any money to the Fixed Account. You should determine whether these investment restrictions are suited for Your financial needs and risk tolerance.
      o Cumulative withdrawals in any one contract year that exceed the payment amount may reduce the payment amount and the guaranteed amount on greater than a dollar-for-dollar basis.
      o Upon the death of the owner, this rider terminates and there are no more additional guaranteed withdrawals, unless the spousal continuation option is elected. Spousal continuation allows a surviving spouse, if named the beneficiary, to continue the contract as the new owner. Other circumstances, listed on page 50, will also cause the rider to terminate.

Like all withdrawals, withdrawals under this benefit also:
      o     reduce Your accumulation value;
      o     reduce Your death benefit and other benefits;
      o     may be subject to income taxes and federal tax penalties; and
      o     may be limited or restricted under certain qualified contracts.


The Company may discontinue offering the GMWB rider at any time.

You may not elect this rider when money is allocated in the Fixed Account. If money is allocated in the Fixed Account, the money must be transferred to the Separate Account subject to the Fixed Account premium and transfer limitations before this rider can be elected.

There are five asset allocation models available to all contract owners on an optional basis. However, in order to elect this rider at the time of issue or on any contract anniversary thereafter, You must invest 100% of Your accumulation value in one of these five asset allocation models. You may not transfer any part of Your accumulation value to an investment division that is not a part of the asset allocation model You selected or to the Fixed Account or Fixed Account DCA program at any time or the GMWB rider will terminate. There is no charge for utilizing the asset allocation models. The asset allocation models are available to You whether or not You elect the GMWB rider.

If You do not elect this rider when you purchase the contract, You have 30-days from any contract anniversary date to notify Us, in writing or via facsimile, that You have chosen to elect this rider. The guaranteed amount will be equal to the accumulation value as of the eligible contract anniversary date. Any transactions that have occurred between the eligible anniversary date and rider election date could affect the guaranteed amount and payment amount.

If Your IRS minimum distribution amount exceeds Your payment amount under the GMWB rider, You will have to withdraw more than the payment amount to avoid the imposition of a 50% excise tax, causing a decrease in Your guaranteed amount. You should consult with and rely upon a tax advisor before purchasing the GMWB rider with a qualified contract.


This rider cannot be elected in combination with the Guaranteed Income 5, Guaranteed Income Select, Higher Education or Estate Planning Rider. Even if this rider is elected and then terminated, the Guaranteed Income 5 rider is still not available for election.


You must choose from one of the five asset allocation models listed below if you elect the GMWB rider. You may only invest in one asset allocation model at any given time. Please keep in mind that no investment strategy assures a profit or protects against a loss in a declining market. The asset allocation models are intended to minimize investment risk. If You are seeking a more aggressive investment strategy, the asset allocation models required in connection with the GMWB Rider may not be appropriate for you. You should consult with Your registered representative to assist You in determining whether these asset allocation models are suited for Your financial needs and risk tolerance.

Asset Allocation Models
Conservative - The conservative investor is particularly sensitive to short-term losses, but still has the goal of beating expected inflation over the long run. A conservative investor's aversion to short-term losses could compel them to shift into the most conservative investment if the losses occur. Conservative investors would accept lower long-term return in exchange for smaller and less frequent changes in portfolio value. Analyzing the risk-return choices available, a conservative investor is usually willing to accept a lower return in order to attempt to gain more safety of his or her investment. If You select this asset allocation model, the charge for the GMWB rider is 0.10%.

The Conservative model is made up of the following percentages:
      o     45% Intermediate Bonds
      o     14% Cash Equivalents
      o     7% LargeCap Value
      o     5% High-Yield Bonds
      o     5% International Equity
      o     4% LargeCap Growth
      o     3% MidCap Equity
      o     15% Treasury Inflation Protection Securities
      o     2% Hard Assets

Moderate Conservative - Appropriate for the investor who seeks both modest capital appreciation and income from his/her portfolio. This investor will have either a moderate time horizon or a slightly higher risk tolerance than the most conservative investor in a conservative range. While this range is still designed to preserve the investor's capital, fluctuation in value may occur from year to year. If You select this asset allocation model, the charge for the GMWB rider is 0.20%.

The Moderate Conservative model is made up of the following percentages:
      o     33% Intermediate Bonds
      o     9% Cash Equivalents
      o     12% LargeCap Value
      o     5% High-Yield Bonds
      o     11% International Equity
      o     8% LargeCap Growth
      o     6% MidCap Equity
      o     3% SmallCap Equity
      o     10% Treasury Inflation Protection Securities
      o     3% Hard Assets

Moderate - The moderate investor is willing to accept more risk than the conservative investor is, but is probably not willing to accept the short-term risk associated with achieving a long-term return substantially above the inflation rate. A moderate investor is somewhat concerned with short-term losses and would shift to a more conservative option in the event of significant short-term losses. The safeties of investment and investment return are of equal importance to the moderate investor. If You select this asset allocation model, the charge for the GMWB rider is 0.40%.

The Moderate model is made up of the following percentages:
      o     26% Intermediate Bonds
      o     3% Cash Equivalents
      o     16% LargeCap Value
      o     4% High-Yield Bonds
      o     16% International Equity
      o     11% LargeCap Growth
      o     8% MidCap Equity
      o     5% SmallCap Equity
      o     7% Treasury Inflation Protection Securities
      o     4% Hard Assets

Moderate Aggressive - Designed for investors with a high tolerance for risk and a longer time horizon. This investor has little need for current income and seeks above-average growth from his/her investable assets. The main objective of this range is capital appreciation, and these investors should be able to tolerate moderate fluctuation in their portfolio values. If You select this asset allocation model, the charge for the GMWB rider is 0.75%.

The Moderate Aggressive model is made up of the following percentages:
      o     14% Intermediate Bonds
      o     20% LargeCap Value
      o     3% High-Yield Bonds
      o     21% International Equity
      o     15% LargeCap Growth
      o     10% MidCap Equity
      o     7% SmallCap Equity
      o     6% Treasury Inflation Protection Securities
      o     4% Hard Assets

Aggressive - The aggressive portfolio is constructed with the goal of maximizing long-term expected returns rather than to minimize possible short-term losses. The aggressive investor values high returns relatively more and can tolerate both large and frequent fluctuations in portfolio value in exchange for a potentially higher return. If You select this asset allocation model, the charge for this the GMWB is 1.20%.

The Aggressive model is made up of the following percentages:
      o     5% Intermediate Bonds
      o     23% LargeCap Value
      o     27% International Equity
      o     18% LargeCap Growth
      o     12% MidCap Equity
      o     10% SmallCap Equity
      o     5% Hard Assets

On each contract anniversary Your accumulation value will automatically rebalance to the original asset allocation percentages established by Your most recent designation. If You chose not to rebalance the accumulation value on any contract anniversary, the rider will terminate.

Transfers of the accumulation value from one asset allocation model to another asset allocation model will not impact the overall guaranteed amount or payment amount. However, We may be charging more or less for each asset allocation model at the time You request the transfer. If You choose to transfer to a different asset allocation model, Your charge will increase or decrease to the amount currently charged for new contracts in effect on the date the transfer is made. When this transfer is made, Your accumulation value will automatically rebalance to the new model's asset allocation percentages. The guaranteed maximum rider charge noted in the Fee Table only applies to the initial purchase of the rider. It does not apply if You transfer to a new asset allocation model. You should request a current prospectus which will describe the current charges for each asset allocation model before initiating a request to transfer to a different asset allocation model.


The guaranteed amount is effective if the total amount of partial withdrawals taken in any one contract year do not exceed the payment amount. Contractually, if total withdrawals during a contract year are less than or equal to the payment amount, then the guaranteed amount will decrease by the amount of the withdrawals. By current company practice, if total withdrawals during a contract year are less than or equal to the IRS minimum required distribution amount, then the guaranteed amount will decrease by the amount of the withdrawals. If the total partial withdrawals taken in any one contract year do exceed the payment amount, then the payment amount and the guaranteed amount will be recalculated and may be reduced. Examples showing the effects of a withdrawal on the payment amount are shown in Appendix I on page 111. The payment amount can never exceed the guaranteed amount. If the guaranteed amount becomes less than the payment amount, the payment amount will be reset to equal the guaranteed amount.


Anything withdrawn up to the payment amount is considered a penalty free withdrawal. If the payment amount exceeds the 10% penalty free amount, any surrender charges will be waived up to the payment amount. If the payment amount exceeds the 10% penalty free withdrawal amount and the requested withdrawal exceeds the payment amount, surrender charges will be applied on the withdrawal amount that exceeds the payment amount.

If You exercise the right to examine provision in the contract, You will not receive any portion of the guaranteed amount from the GMWB.

You cannot carry over any portion of total withdrawals that are less than the payment amount that are not withdrawn during a contract year for withdrawal in a future contract year.

You should carefully consider when to begin taking withdrawals under the GMWB Rider. If You begin taking withdrawals too soon or delay taking withdrawals for too long, You may limit the value of the GMWB Rider.

If you elect the GMWB Rider on a qualified contract, tax rules may prevent You from taking withdrawals when you otherwise would, or require You to take withdrawals that are more than the payment amount during a contract year.


Please note that adding the GMWB Rider will not automatically cancel any existing systematic withdrawals that You have established. You should consider whether any existing systematic withdrawals should be adjusted.

If you make withdrawals from Your contract, those withdrawals are made from Your own accumulation value. We are only required to start using Our own money to make settlement payments to You when and if your accumulation value is reduced to zero (for any reason other than for a withdrawal that exceeds the payment amount) and the guaranteed amount is positive.

You may elect to "step-up" Your benefit after the rider has been inforce for 5 consecutive contract years and every fifth contract anniversary thereafter. If You elect to "step-up" Your benefit, the guaranteed amount will be the current accumulation value as of the eligible anniversary date. If the "step-up" option is chosen, the payment amount is recalculated to be the greater of the current payment amount, and 7% times the "stepped-up" guaranteed amount. You have 30 calendar days after each eligible contract anniversary, to notify Us, via written notice or facsimile, that You have chosen this option. At the time You elect to "step-up", We may be charging more or less for this rider. Regardless of when You purchased Your contract, We will charge You the current charge for new contracts in effect at the time You elect to "step-up" Your guaranteed amount. Before You decide to "step-up", You should request a current prospectus, which will describe the current charges for this rider. We will not accept any request to exercise the "step-up" benefit after the 30th calendar day following any eligible contract anniversary. You may not exercise the option to "step-up" if Your current guaranteed amount is higher than Your current accumulation value.


If a withdrawal of the payment amount reduces the accumulation value of Your contract to zero, but does not reduce the guaranteed amount to zero, the remaining guaranteed amount will be paid out as an annuity payout option until the guaranteed amount is depleted. While you are receiving the annuity payout option, You may not make additional premium payments. When the last payout is made, Your contract will terminate. It is not clear whether payments made after the contract's accumulation value is zero will be taxed as withdrawals or as annuity payments. Consult with and rely upon Your tax advisor. See "FEDERAL TAX STATUS" on page 73 for a general description of the taxation of withdrawals and annuity payments.


This rider will terminate:
      o upon death of the annuitant or an owner unless the contract is continued under a spousal continuation option. Spousal continuance allows the surviving owner's spouse, if named the beneficiary, to continue the contact as the new owner;
      o if money is transferred outside any of the five asset allocation models designated by Us;
      o if You discontinue the automatic rebalance feature of this rider on any contract anniversary;
      o     if You exercise the loan provision;
      o     if You write to Us requesting termination of the rider; or
      o     if You surrender or annuitize Your contract.

If the rider terminates in the middle of a contract year, You will still have the right to withdraw Your full payment amount that year. If the rider terminates for any reason other than a full surrender of the contract, We will continue the charge against Your accumulation value until the next contract anniversary date. If You surrender Your contract in the middle of a contract year the charge will terminate at that time so you will only pay a prorated proportion of the rider charge. Once this rider has terminated it cannot be elected again at a later date.


The maximum guaranteed amount for this rider is $5,000,000. The maximum issue ages are 75 for single owners/annuitants and age 80 for joint owners/annuitants. We may consider exceptions to the maximum issue ages. Each request for age exceptions will be reviewed on a case-by-case basis. We reserve the right to request additional information in order to evaluate suitability for the annuitants or owners. For examples on how the Optional Guaranteed Minimum Withdrawal Benefit is calculated please see "Appendix I" on page 111.


Guaranteed Income 5 Rider

If You elect the Guaranteed Income 5 Rider We guarantee that each contract year You may take withdrawals up to an amount equal to the Guaranteed Payment Amount
(GPA) until your Guaranteed Payment Balance (GPB) is depleted, even if Your accumulation value reduces to zero. This rider also provides for an alternate guarantee during the life of the covered person specified under this rider. This alternate benefit guarantees that each contract year during the life of the covered person You may take withdrawals up to an amount equal to the Lifetime Payment Amount (LPA), even if Your accumulation value and GPB reduce to zero. The LPA is only available after the covered person has reached age 65.

The initial GPB is the initial premium if the Guaranteed Income 5 Rider is elected when you buy the contract; otherwise it is the accumulation value when you elect the rider. The GPB is increased equally by any subsequent premium payment and reduced by each withdrawal. The GPB is the total amount available for periodic guaranteed withdrawals and is used solely for the purpose of calculating the GPA and LPA under the Guaranteed Income 5 Rider (it is not an accumulation value that can be withdrawn in a lump sum or otherwise).

The initial GPA is 5% of the GPB at rider election, and the GPA may increase with each subsequent premium payment and may be reduced if withdrawals within a contract year exceed the GPA. The initial LPA is 5% of the GPB on the later of the contract issue date or the contract anniversary following the day the covered person has reached age 65. The LPA may increase with each subsequent premium payment and may be reduced if withdrawals within a contract year exceed the LPA.


You might not want the Guaranteed Income 5 Rider if:

      o You plan on taking withdrawals in excess of the GPA or LPA because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by this rider.

      o You are interested in long-term accumulation rather than receiving payments.

Also, the addition of this rider to Your contract may not be in Your best interest since an additional annual charge is assessed for this benefit, and in order to receive the full benefit, your accumulation value must be reduced to zero and the death benefit must not have been paid.


Things to Consider Regarding the Guaranteed Income 5 Rider:
      o You will begin paying an extra daily mortality and risk expense charge as of the date You elect the rider, even if You do not begin taking withdrawals for many years, or ever. The charge shown on Your contract when the rider is elected is guaranteed for life, unless You elect to "step-up" you GPB. We will not refund the charges You have paid under the rider even if You never choose to take withdrawals and/or if You never receive any payments under the rider.
      o We have designed this rider for You to take withdrawals each contract year that are less than or equal to the GPA or LPA.
      o You should carefully consider when to begin making withdrawals. There is a risk that You will not begin making withdrawals at the most financially beneficial time for You.
      o Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the GPA or LPA, the rider may not be appropriate for You if You do not foresee a need for such withdrawals and Your primary objective is to take maximum advantage of the tax deferral aspect of the contract.
      o This rider may in the future be subject to certain investment restrictions. There are currently no investment restrictions in place.
      o Cumulative withdrawals in any contract year that exceed the GPA may reduce the GPA and the GPB on greater than a dollar-for-dollar basis. Similarly, cumulative withdrawals in any contract year that exceed the LPA may reduce the LPA on greater than a dollar-for-dollar basis.
      o Upon the death of the annuitant or an owner, this rider terminates and there are no more additional guaranteed withdrawals, unless the spousal continuation option is elected. Spousal continuation allows a surviving spouse, if named the owner's primary beneficiary, to continue receiving the GPA amount until the GPB is depleted or the spouse dies, whichever occurs first, and then the rider will terminate. If the surviving spouse continues to take LPA withdrawals, if available, the rider will terminate on the death of the spouse.

Like all withdrawals, withdrawals under this benefit also:
      o     reduce Your accumulation value;
      o     reduce Your death benefit and other benefits;
      o     may be subject to income taxes and federal tax penalties; and
      o     may be limited or restricted under certain qualified contracts.


The Company may discontinue offering the Guaranteed Income 5 Rider at any time.

Anything withdrawn up to the GPA or Lifetime Payment Amount (LPA) is considered a penalty free withdrawal. If the payment amount exceeds the 10% penalty free amount, any surrender charges will be waived up to the GPA. If the payment amount exceeds the 10% penalty free withdrawal amount and the requested withdrawal exceeds the GPA, surrender charges will be applied on the withdrawal amount that exceeds the GPA.

This rider also provides for an alternate guarantee during the life of the covered person specified under this rider. This alternate benefit guarantees that each contract year during the life of the covered person You may take withdrawals up to an amount equal to the LPA, even if Your accumulation value and GPB reduce to zero. The LPA is only available after the covered person has reached age 65. Both the GPA and LPA may increase with each premium payment and may be reduced if withdrawals within a contract year exceed either the GPA or LPA. The initial LPA is 5% of the GPB on the later of the contract issue date or the contract anniversary following the day the covered person under the Guaranteed Income 5 Rider has reached age 65.

In order to maximize Your potential to make withdrawals for the lifetime of the covered person up to the LPA, you must limit your withdrawals to amounts equal to or less than the LPA each contract year.


The GPA, LPA and GPB can increase by a bonus amount for the first ten years after election of the rider or after the rider is stepped-up. For each contract year in which no withdrawals are taken, a 5% bonus credit will be added to the GPB and could adjust the GPA and LPA. If total withdrawals in any of the first ten contract years exceed the GPA, the bonus credit provision will be terminated and no future bonus credits will be received. Withdrawals taken for the purpose of paying registered investment adviser fees will result in no bonus credit for that contract year.


(Note: The bonus provision in the Guaranteed Income 5 Rider is not the same as the premium bonus credited under the Bonus Credit Rider.)

This rider can be elected at issue or on any contract anniversary.

In exchange for this benefit, We will deduct an extra daily mortality and risk expense charge at an annual rate of 0.75%. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract, unless You elect to "step-up" Your GPB. This charge is assessed against Your Separate Account accumulation value. If You choose not to take withdrawals under the Guaranteed Income 5 Rider, We will not refund the charges collected for this benefit.

Step-Up Provisions:
You have the option to "step-up" the GPB annually on each contract anniversary. However, You cannot "step-up" the GPB after the earlier of the covered persons age 80 or the 30th contract anniversary after this rider is elected. This allows You to increase the GPB to equal the current accumulation value as of the contract anniversary date. You have 30 calendar days after each contract anniversary, to notify Us, via written notice or facsimile, that You have chosen this option. We will not accept any request to exercise the "step-up" benefit after the 30th calendar day following any contract anniversary. You may not exercise the option to "step-up" if Your current GPB is higher than Your current accumulation value. The guaranteed maximum rider charge noted in the Fee Table only applies to the initial purchase of the rider. It does not apply if You elect to "step-up" the GPB. At the time You elect to "step-up," We may be charging more or less for this rider. Regardless of when You purchased the rider, We will charge You the current charge at the time You notify Us to "step-up" Your GPB. On the day that You notify Us of your election to step-up, Your new rider charge will be determined and We will begin charging You the new rider charge. Before You decide to "step-up," You should request a current prospectus which will describe the current charge for this benefit.

Upon a Step-Up of the GPB, the GPA will equal the greater of:

      (a)   the current GPA before the Step-Up of the GPB; or
      (b)   5% multiplied by the GPB immediately after the Step-Up.

Upon a Step-Up of the GPB, the LPA will equal the greater of:

      (a)   the current LPA before the Step-Up of the GPB; or
      (b)   5% multiplied by the GPB immediately after the Step-Up.

Withdrawal Provisions:
Contractually, if total withdrawals during a contract year are less than or equal to the GPA, then the GPB will decrease by the amount of the withdrawals. By current Company practice, if total withdrawals during a contract year are less than or equal to the required minimum distribution amount, then the GPB will decrease by the amount of the withdrawals. This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this company practice is in effect, We guarantee that You will receive this company practice for the life of the rider. If total withdrawals during a contract year exceed the GPA or, by company practice, the required minimum distribution amount, then the GPB will be automatically reset to equal the lesser of:

      (a)   the contract's accumulation value after the withdrawal; or
      (b)   the GPB prior to the withdrawal minus the amount of the withdrawal.

Contractually, if total withdrawals during a contract year are less than or equal to the GPA, then the GPA does not change as a result of the withdrawal. By current company practice, if total withdrawals during a contract year are less than or equal to the required minimum distribution amount, then the GPA does not change as a result of the withdrawals. This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this company practice is in effect, We guarantee that You will receive this company practice for the life of the rider. If a withdrawal causes total withdrawals during a contract year to exceed the GPA or, by company practice, the required minimum distribution amount, then the GPA will become the lesser of:

      (a)   the GPA prior to the withdrawal; or
      (b)   5% multiplied by the greater of:
            1) the contract accumulation value immediately after the withdrawal; or
            2)    the GPB immediately after the withdrawal.

Contractually, if total withdrawals during a contract year are less than or equal to the LPA, then the LPA does not change as a result of the withdrawal. By current company practice, if total withdrawals during a contract year are less than or equal to the required minimum distribution amount, then the LPA does not change as a result of the withdrawal. This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this company practice is in effect, We guarantee that You will receive this company practice for the life of the rider. If a withdrawal causes total withdrawals during a contract year to exceed the LPA or, by company practice, the required minimum distribution amount, then the LPA will become the lesser of:

      (a)   the LPA prior to the withdrawal; or
      (b)   5% multiplied by the greater of:
            1) the contract accumulation value immediately after the withdrawal; or
            2)    the GPB immediately after the withdrawal.

You cannot carry over any portion of total withdrawals that are less than the GPA or LPA that are not withdrawn during a contract year for withdrawal in a future contract year.

You should carefully consider when to begin taking withdrawals under the Guaranteed Income 5 Rider. If You begin taking withdrawals too soon or delay taking withdrawals for too long, You may limit the value of the Guaranteed Income 5 Rider.

If you elect the Guaranteed Income 5 Rider on a qualified contract, tax rules may prevent You from taking withdrawals when you otherwise would, or require You to take withdrawals that are more than the GPA and LPA during a contract year.

Please note that adding the Guaranteed Income 5 Rider will not automatically cancel any existing systematic withdrawals that You have established. Since withdrawals that are more than the GPA and LPA may significantly reduce or even eliminate your ability to make LPA withdrawals under the rider, You should consider whether any existing systematic withdrawals should be adjusted.

If you make withdrawals from Your contract, those withdrawals are made from Your own accumulation value. We are only required to start using Our own money to make settlement payments to You when and if your accumulation value is reduced to zero (for any reason other than for a withdrawal that exceeds the GPA and LPA).

Premium Payment Provisions:
Each time an additional premium is received, the GPA will equal the greater of:

      (a)   the current GPA before the premium; or
      (b)   the lesser of:
            1)    5% multiplied by the GPB after the premium; or
            2) the current GPA before the premium plus the premium payment multiplied by 5%.

Each time an additional premium is received, the LPA will equal the greater of:

      (a)   the current LPA before the premium; or
      (b)   the lesser of:
            1)    5% multiplied by the GPB after the premium; or
            2) the current LPA before the premium plus the premium payment multiplied by 5%.

Bonus Provisions:

Applies to the first 10 contract years after election of the Guaranteed Income 5 Rider or for 10 contract years after the rider is stepped up. At the end of each contract year in which a withdrawal was not taken, the GPB amount is increased by an amount equal to 5% of the original GPB. Withdrawals taken for the purpose of paying registered investment adviser fees will result in no bonus credit for that contract year.


Upon the GPB being increased by a bonus credit, the GPA will equal the greater of:
      (a)   the current GPA before the bonus credit; or
      (b)   5% multiplied by the GPB immediately after the bonus credit.

Upon the GPB being increased by a bonus credit, the LPA will equal the greater of:
      (a)   the current LPA before the bonus credit; or
      (b)   5% multiplied by the GPB immediately after the bonus credit.

(Note, the bonus provision in the Guaranteed Income 5 Rider is not the same as the premium bonus credited under the Bonus Credit Rider.) A bonus credit applied under the Guaranteed Income 5 Rider increases Your GPB, but it is not available in cash and has no effect on Your accumulation value.

Spousal Continuance Provision:
If the surviving spouse of the Owner or an Annuitant is the covered person and the beneficiary, the surviving spouse can continue to take the GPA amount until the GPB is depleted surviving or the spouse dies, whichever occurs first, or the surviving spouse can take LPA withdrawals, if available, until the surviving spouse dies.

If the surviving spouse is not the covered person, but is the beneficiary, the surviving spouse can continue to receive the GPA amount until the GPB is depleted or the surviving spouse dies, whichever occurs first and the LPA will be set to zero. However, by current company practice, the LPA will be available to the surviving spouse but will be recalculated. The LPA will be equal to 5% of the GPB at the later of:
      a) The contract anniversary following the day we receive notification of the death of the covered person; or;
      b) The contract anniversary following the day the surviving spouse has reached age 65.
The surviving spouse can take LPA withdrawals until the surviving spouse dies.

This practice is not guaranteed. However, if You elect(ed) this rider prior to or while this company practice is in effect, We guarantee that you will receive this company practice for the life of the rider.

Settlement Phase:
When Your Accumulation Value becomes zero and this Rider is still in effect, the Rider will enter its Settlement Phase. The Contract will continue but all other rights and benefits under the Contract, including death benefits, will terminate, additional premiums will not be accepted, and the Rider Cost will not be deducted.

During the Rider's Settlement Phase, each Contract Year until the GPB is depleted, settlement payments that total an amount no greater than the GPA will automatically be paid to You. If the settlement payments exceed the LPA, the LPA may be reset. If the Covered Person dies and the GPB is greater than zero at the time We are notified of the death, the LPA will be set equal to zero and any remaining settlement payments not to exceed the GPA will be paid to the Beneficiary each Contract Year until the GPB is depleted.

If during the settlement phase the GPB equals zero and the LPA is greater than zero, You will automatically receive settlement payments each Contract Year equal to the LPA during the life of the Covered Person. Upon death of the Covered Person, the settlement payments will cease and this Rider terminates.


See "APPENDIX II" on page 113 for examples of how the Guaranteed Income 5 works.


We reserve the right to restrict investment divisions at any time that the Guaranteed Income 5 Rider is in effect. If an investment division is restricted, no transfers into the restricted investment divisions will be allowed and no premiums may be allocated to the restricted investment divisions after the date of the restriction. Any amounts previously allocated to an investment division that is subsequently restricted will be unaffected by such restrictions. There are no current investment division restrictions. We guarantee that if Your contract is issued when there are no restrictions, no restrictions is guaranteed for the life of Your contract.

Under the Guaranteed Income 5 Rider, We also reserve the right to limit the actual percentages allocated to certain investment divisions, to require that certain investment divisions be chosen in conjunction with other investment divisions, to limit transfers between existing investment divisions and/or to require periodic rebalancing of existing investment divisions to the required percentages (collectively, "allocation requirements). There are no current allocation requirements. We guarantee that if Your contract is issued when there are no allocation requirements, no allocations requirements are guaranteed for the life of Your contract.

If You do not elect this rider when You purchase the contract, You have 30-days after any contract anniversary date to notify Us, in writing or via facsimile, that You have chosen to elect this rider. The GPB will be equal to the accumulation value as of the contract anniversary date. Any transactions that have occurred between the contract anniversary date and rider election date could affect the GPB, GPA and LPA.

If Your IRS minimum distribution amount exceeds Your payment amount under the Guaranteed Income 5 Rider feature, You will be required to withdraw more than the Guaranteed Income 5 Rider payment amount to avoid the imposition of a 50% excise tax, causing a decrease in Your GPB (except as may be permitted under current practice). You should consult with and rely on Your own tax advisor before purchasing the Guaranteed Income 5 Rider with a qualified contract.

If You exercise the right to examine provision in the contract, You will not receive any benefit from the Guaranteed Income 5 Rider.


It is not clear (i) how gain is computed when a partial surrender is made and the GPB, GPA or LPA is greater than your accumulation value or (ii) whether payments made after the contract's accumulation value is zero will be taxed as partial surrenders or as annuity payments. Similarly for qualified contracts, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the Guaranteed Income 5 Rider itself. Consult with and rely upon Your own tax advisor prior to purchasing this rider. See "FEDERAL TAX STATUS" on page 73 for a general description of the taxation of withdrawals and annuity payments.


On the maturity date, You can choose between two options:

      1)    annuitize the base contract
      2)    continue the Guaranteed Income 5 rider

If You elect to annuitize the base contract, the rider will terminate. If You elect to continue the Guaranteed Income 5 rider, the base contract will terminate and the rider will enter a payout phase where the LPA or GPA will continue to be paid out. The GPA will be paid out until the GPB is depleted or if the LPA is greater than zero, the LPA will be paid out for the life of the covered person.

This rider will terminate:

      o upon death of the annuitant or an owner unless the contract is continued under a spousal continuation option. Spousal continuation allows the surviving spouse, if named the owner's beneficiary, to continue receiving the GPA amount until the GPB is depleted or the surviving spouse dies, whichever occurs first, and then the rider will terminate. If the surviving spouse continues to take LPA withdrawals, if available, the rider will terminate on the death of the surviving spouse (See Spousal Continuance Provision).
      o     if You write to Us requesting termination of the rider; or
      o     if You surrender or annuitize Your contract.

If you are alive on the maturity date, but your accumulation value was not reduced to zero, neither You nor your estate will receive any settlement payments under the rider.

We have designed the Guaranteed Income 5 Plus Rider to guarantee the return of your investment and/or protect You from outliving your assets. If You terminate the rider or You die before Your accumulation value is reduced to zero, neither You nor Your estate will receive any settlement payments, nor will the Guaranteed Income 5 Rider provide any cash value build-up to provide annuity payments.

If the rider terminates in the middle of a contract year, You will still have the right to withdraw Your full GPA or LPA that year. If the rider terminates for any reason other than a full surrender of the contract, We will continue the charge against Your accumulation value until the next contract anniversary date. If You surrender Your contract in the middle of a contract year the charge will terminate at that time so You will only pay a prorated proportion of the rider charge. Once this rider has terminated it cannot be elected again at a later date.

The maximum GPB for this rider is $5,000,000. The maximum issue ages are 75 for single annuitants or owners and age 80 for joint annuitants or owners. We may consider exceptions to the maximum issue ages. Each request for age exceptions will be reviewed on a case-by-case basis. We reserve the right to request additional information in order to evaluate suitability for the annuitants or owners.


The Guaranteed Income 5 rider may not be elected in combination with the Guaranteed Income Select Rider, Higher Education Rider, GMWB Rider, Bonus Credit Rider or the Estate Planning Rider, or if any money is allocated to the Fixed Account. Even if this rider is elected and then terminated, the GMWB rider is still not available for election


Guaranteed Income Select Rider
If You elect the Guaranteed Income Select Rider, We guarantee that, after the rider has been inforce for at least 10 years, We will pay You a guaranteed minimum income benefit (GMIB) if You elect to annuitize Your contract, and, on the 10th contract anniversary after the rider has been inforce, Your accumulation value will be increased to equal the guaranteed minimum accumulation benefit (GMAB), if it is higher than Your accumulation value. You should consider the Guaranteed Income Select Rider if you are interested in guaranteeing your principal with the potential to build Your assets while participating in the market.

You might not want to consider the Guaranteed Income Select Rider if You are interested in receiving payments during the first ten years (or if you plan to take required minimum distributions from Your contract during the first ten years) that the rider is in effect.. Partial surrenders may reduce GMIB accumulated value by more than the withdrawal amount.

This rider can be elected at the time of issue or on any contract anniversary after issue for an additional charge. The rider must be inforce for a minimum of 10 years before any benefit is available.

The current charge for this rider is 0.85% of accumulation value per year. The charge shown on Your base contract when this rider is elected is guaranteed for the life of Your contract.

On the 10th contract anniversary after this rider has been inforce (and only on this date), Your contract's accumulation value will be increased to the GMAB if Your contract's accumulation value is less than the GMAB on that date.

If the rider is elected at issue, the initial GMAB will equal the initial premium payment. If this rider is elected along with the Bonus Credit Rider at the time of issue, the GMAB will reflect the premium bonus credited to Your contract. If the GMAB is elected at a later date, the initial GMAB is equal to the current accumulation value.


Things to Consider Regarding the Guaranteed Income Select Rider:
      o You will begin paying a rider charge as of the date You elect the rider. The charge shown on Your contract when the rider is elected is guaranteed for the life of Your contract.
      o We have designed this rider to serve as a safety net only in the event that your accumulation value significantly declines due to negative investment performance. Depending on the performance of Your investment divisions, purchasing this rider may not result in having a higher accumulation value or larger annuity payments.
      o Total partial surrenders in any contract year that exceed the 5% reduction level may reduce the GMAB benefit on greater than a dollar-for-dollar basis.
      o This rider may be subject to restrictions on investment in certain investment divisions. There are currently no investment division restrictions in place.
      o Once elected, this rider cannot be terminated. The rider will only terminate upon the death of the annuitant or an Owner unless the contract is continued under a spousal continuation option (spousal continuance option allows a surviving owner's spouse, if named the beneficiary, to continue the contract as the new owner); or if You surrender Your contract.

Like all partial surrenders, partial surrenders under this benefit also:
      o     reduce Your accumulation value;
      o     reduce Your death benefit and other benefits;
      o     may be subject to income taxes and federal tax penalties; and
      o     may be limited or restricted under certain qualified contracts.



The GMAB on the 10th contract anniversary after this rider has been inforce will equal:

      1.    Initial GMAB; plus
      2.    Subsequent premium payments received after rider election, if any;
            minus
      3.    Adjustments for partial surrenders after rider election, if any.


The GMAB adjustment for partial surrenders is a dollar for dollar reduction in the GMAB each time a partial surrender is taken until there is a reduction of 5% of the accumulation value as of the contract's last anniversary. If the total partial surrenders in any one-contract year exceed the 5% reduction level, the partial surrender amount above this level will reduce the GMAB benefit by the same proportion that the partial surrender amount above the 5% level reduced the accumulation value at the time the partial surrender was taken. The final GMAB will be reduced by any outstanding loans.


If You must take IRS minimum required distributions before the rider has been inforce for ten years, Your GMAB amount will be reduced. Consult with and rely on Your own tax advisor if You are considering purchasing this rider with a qualified contract.

If the rider is elected at issue, the initial GMIB accumulated value will equal the initial premium payment. If this rider is elected along with the Bonus Credit Rider at the time of issue, the GMIB accumulated value will reflect the premium bonus credited to Your contract. If the GMIB is elected at a later date, the initial GMIB accumulated value is equal to the current Accumulation Value.

If You elect to annuitize Your contract anytime after the 10 year waiting period then, except with respect to certain investment divisions as noted below, the GMIB accumulated value will equal the greater of:

      (a)   the GMIB Roll-Up Benefit; or
      (b)   the GMIB Annual Step-up Benefit.

GMIB roll-up benefit means the initial GMIB accumulated value (including any premium bonus credit) at the time this rider is issued compounded at a rate of 5% annually until the contract anniversary after the earlier of the owner or annuitant's 85th birthday. The GMIB roll-up benefit is increased each time a premium payment is received after the date the rider is issued and is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 5% of the accumulation value as of the contract's last anniversary. If the total partial surrenders in any one contract year exceed the 5% reduction level, the partial surrender amount above this level will reduce the GMIB roll-up benefit by the same proportion that the partial surrender amount above that level reduced the accumulation value at the time of the partial surrender.

Certain investment divisions within the Separate Account will have a 0% rate for determining the GMIB roll-up benefit (this means, in effect, that these investment divisions do not have a GMIB Roll-Up Benefit.) If money is allocated in an investment division with a 0% rate, the GMIB roll-up benefit will be less than it would be if no money were allocated in these investment divisions. The money allocated in these investment divisions will earn a 0% roll-up rate, whereas the money in the remaining investment divisions will earn a 5% roll-up rate. There is no roll-up for money allocated to these divisions. If money is allocated in an investment division with a 0% rate, the GMIB roll-up benefit will be less than it would be if the money were in other investment divisions. The investment divisions with the 0% rate are:

      o     Fidelity VIP Money Market Portfolio
      o     Rydex VT U.S. Government Money Market Fund
      o     Fixed Account

The GMIB annual step-up benefit equals the initial GMIB accumulated value at the time this rider is elected. The GMIB annual step-up benefit is recalculated on the first contract anniversary after rider election and every contract anniversary thereafter, until the contract anniversary after the earlier of the owner's or annuitant's 85th birthday. The annual step-up benefit on each contract anniversary is the greater of the current annual step-up benefit or the accumulation value on that contract anniversary. The current annual step-up benefit is the previous contract anniversary step-up benefit adjusted for any premiums and withdrawals that have occurred over the contract year. The annual step-up benefit calculated on the contract anniversary applies until the next contract anniversary, or until You make a subsequent premium payment or partial surrender at which time it will be recalculated. Any subsequent premium payments received following election of this rider will immediately increase the annual step-up benefit by the amount of the subsequent premium payment including any premium bonus, if applicable. Any partial surrender will immediately decrease the annual step-up benefit. The annual step-up benefit is reduced on a dollar for dollar basis each time a partial surrender is taken until there is a reduction of 5% of the accumulation value as of the contract's last anniversary. If the total partial surrenders in any one contract year exceed the 5% reduction level, the partial surrender amount above that level will reduce the GMIB step-up benefit by the same proportion that the partial surrender amount above the 5% level reduced the accumulation value at the time the partial surrender was taken. The partial surrender decrease on the annual step-up benefit could be more or less than the dollar amount withdrawn.

We reserve the right to restrict investment divisions at any time when this rider is elected. If an investment division is restricted and the Guaranteed Income Select rider has been elected, no transfers into the restricted investment divisions will be allowed and no premiums may be allocated to the restricted investment divisions after the date of the restriction. Any amounts previously allocated to an investment division that is subsequently restricted will be unaffected by such restriction. There are currently no restricted investment divisions. We guarantee that if Your contract is issued when there are no restrictions, no restrictions are guaranteed for the life of Your contract.

When this rider is selected, We also reserve the right to limit the actual percentages allocated to certain investment divisions, to require that certain investment divisions be chosen in conjunction with other investment divisions, to limit transfers between existing investment divisions and/or to require period rebalancing of existing variable investment divisions to the required percentages (collectively, "allocation requirements"). There are no current allocation requirements. We guarantee that if Your contract is issued when there are no allocation requirements, no allocation requirements are guaranteed for the life of Your contract.

The GMIB accumulated value is only used to determine the GMIB income payment upon annuitization of Your contract under the terms of this rider and is not an accumulation value that can be withdrawn as a full or partial surrender. After the 10-year waiting period and upon annuitization, the GMIB income payment amount will be the greater of:

      o the income payment available to You under the base contract without the GMIB, or;
      o the GMIB accumulated value multiplied by the GMIB income factor and then dividing by 1,000.

The GMIB income factor equals the base contract's payout factors used in the contract form under "Settlement Options" with an 8-year age set-back. An age set-back results in lower payments than without an age set-back and the difference could be substantial.

The income payout options (both fixed and variable) available to You under this rider are:

      o Income for life only (single life or joint life with full survivorship); or
      o     Income for life with 10 year certain (single life only).

Once elected, this rider cannot be terminated. This rider will only terminate:

      o on upon the death of the annuitant or an owner unless the contract is continued under a spousal continuation option (spousal continuance option allows a surviving owner's spouse, if named the beneficiary, to continue the contract as the new owner);
      o     if You surrender Your contract;
      o Upon full or partial annuitization under this rider or the base contract provisions; or
      o     The date the contract terminates.

The maximum issue age for this rider is 75. The maximum annuitization age for this rider is 85.

You should note that the Guaranteed Income Select rider is designed to provide a type of insurance that serves as a safety net only in the event Your accumulation value declines significantly due to negative investment performance. Depending on the performance of Your investment divisions, purchase of the Guaranteed Income Select rider may not result in You receiving larger annuity payments or having a higher accumulation value than if You had not purchased the Guaranteed Income Select rider.

The Guaranteed Income Select Rider may not be elected in combination with the Guaranteed Income 5 Rider, Guaranteed Minimum Withdrawal Benefit Rider or the Higher Education Rider.


See "APPENDIX III" on page 116 for examples of how the Guaranteed Income Select rider works.


Mutually Exclusive Riders
As indicated above, some of the riders are mutually exclusive and cannot be selected with certain of the other riders. The following chart sets out which rider(s) You may not select if You select one of the mutually exclusive riders:

-------------------------------------------------------------- ------------------------------------------------------------
Rider:                                                         Incompatible Riders:
-------------------------------------------------------------- ------------------------------------------------------------
Bonus Credit                                                   Guaranteed Income 5
                                                               Surrender Charge
-------------------------------------------------------------- ------------------------------------------------------------
Higher Education                                               Guaranteed Minimum Withdrawal Benefit
                                                               Guaranteed Income 5
                                                               Guaranteed Income Select
                                                               Surrender Charge
-------------------------------------------------------------- ------------------------------------------------------------
Estate Planning                                                Guaranteed Minimum Withdrawal Benefit
                                                               Guaranteed Income 5
-------------------------------------------------------------- ------------------------------------------------------------
Surrender Charge                                               Bonus Credit
                                                               Higher Education
-------------------------------------------------------------- ------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit                          Estate Planning
                                                               Higher Education
                                                               Guaranteed Income 5
                                                               Guaranteed Income Select
-------------------------------------------------------------- ------------------------------------------------------------
Guaranteed Income 5                                            Bonus Credit
                                                               Estate Planning
                                                               Guaranteed Minimum Withdrawal Benefit
                                                               Higher Education
                                                               Guaranteed Income Select
-------------------------------------------------------------- ------------------------------------------------------------
Guaranteed Income Select                                       Guaranteed Minimum Withdrawal Benefit
                                                               Higher Education
                                                               Guaranteed Income 5
-------------------------------------------------------------- ------------------------------------------------------------
Guaranteed Minimum Death Benefit                               None
-------------------------------------------------------------- ------------------------------------------------------------

DEATH BENEFIT

If the annuitant or an owner dies before the maturity date and while the contract is still inforce, We will pay the death benefit to the beneficiary once We receive (at Our Principal Office) satisfactory proof of the annuitant's or an owner's death, an election of how the death benefit is to be paid, and any other documents or forms required.

If the annuitant, who is not an owner, dies prior to the maturity date, the death benefit must be paid within one year of the annuitant's death. For joint annuitants the death benefit is paid upon the second death.

If an owner dies prior to the maturity date, the death benefit must be paid within 5 years of the owner's death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner). For joint owners the death benefit is paid upon the first death. The value of the death benefit, as described below, will be determined based on the accumulation value on the business day that Our Principal Office receives proof of death, an election of how the death benefit is to be paid and any other documents or forms required.

Unless a payment option is selected and all other required forms and documentation are received within 90 days after We receive proof of death, the death benefit will be paid as a lump sum calculated as of that date.


If the annuitant or an owner dies on or after the maturity date, then any remaining amounts, other than amounts payable to, or for the benefit of, the owner's surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the annuitant's or owner's death. Other rules relating to distributions at death apply to qualified contracts.

If joint annuitants or joint owners die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first. In the event of simultaneous death of the annuitant and an owner, the owner is presumed to have died first, and the owner's beneficiary would be paid the death benefit.

The death benefit paid to the beneficiary will be the greatest of:

      (a) the accumulation value, less any outstanding loan and loan interest, when We receive due proof of death, an election of how the death benefit is to be paid and any other documentation or forms required; or
      (b) 100% of the total net premium payments made to Your contract, less any outstanding loan and loan interest; or

      (c) the guaranteed minimum death benefit, if elected. See "Guaranteed Minimum Death Benefit (GMDB)" on page 46.


If the annuitant or an owner dies on or after the maturity date, We will pay any remaining guaranteed payments to the beneficiary as provided in the annuity option selected.

Naming different persons as annuitant and an owner can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming annuitants, owners and beneficiaries, and consult Your registered representative if You have questions.

Premium taxes may be deducted from the death benefit proceeds.

PAYMENT OF DEATH BENEFITS


In most cases, unless the death benefit is paid in the form of annuity payments, We will pay the death benefit by establishing an interest bearing draft account, called the "Midland Access Account" for the beneficiary, in the amount of the death benefit. We will send the beneficiary a checkbook, and the beneficiary will have access to the account simply by writing a check for all or any part of the amount of the death benefit. The Midland Access Account is a draft account and is part of Our Fixed Account. It is not a bank account or a checking account and it is not insured by the FDIC or any other government agency. As part of Our Fixed Account, it is subject to the claims of Our creditors. We receive a benefit from all amounts left in the Midland Access Account.


When a death benefit is paid on the death of the annuitant and a payment option is selected within 60 days after the annuitant 's death, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee 's life expectancy, and payments must begin within one year of the date of death.

When a death benefit is paid on the death of an owner or a joint owner and a payment option is selected, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee's life expectancy, and payments must begin within one year of the date of death.

                          CHARGES, FEES AND DEDUCTIONS

SURRENDER CHARGES ON SURRENDERS

We may deduct a surrender charge from any full or partial surrender of premiums (including a surrender to effect an annuity and on systematic withdrawals) that exceeds the free surrender amount. This charge partially reimburses Us for the selling and distributing costs of this contract. These include commissions and the costs of preparing sales literature and printing prospectuses. If the surrender charge is insufficient to cover all distribution expenses, then the deficiency will be met from Our surplus that may be, in part, derived from mortality and expense risk charges (described below). For the purpose of determining the surrender charge, any amount that You withdraw will be treated as being from premiums first, and then from investment income, if any (and without regard to allocations of premiums or surrenders among investment divisions). There is no surrender charge on the investment income (if any) withdrawn.

The length of time between each premium payment and surrender determines the amount of the surrender charge applied to that respective premium payment. Premium payments are considered withdrawn in the order that they were received.

The charge is a percentage of the premiums withdrawn and equals:

Length of Time from                     Surrender
Premium Payment (number                 Charge
of years)
               1                           7%
               2                           7%
               3                           6%
               4                           5%
               5                           4%
               6                           3%
               7                           2%
              8+                           0%

No surrender charge will be assessed upon:

      (a)   payment of death benefits;
      (b)   exercise of the Free Look right;
      (c)   surrender of the free surrender amount.

At the time of withdrawal, if Your accumulation value is less than Your net premium, the surrender charge will still be assessed against the full remaining net premium amount. The surrender charge may be partially waived pursuant to the Charitable Remainder Trust Endorsement. This waiver is subject to certain conditions as detailed in the contract and to approval of state insurance authorities.

Amounts withdrawn under the contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge. Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free surrender amount.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for mortality and expense risks at an effective annual rate to 0.95% of the accumulation values in the Separate Account. If You have selected a variable annuity option, We will continue to assess this charge after the maturity date. The investment division's accumulation unit values reflect this charge. We expect to profit from this charge. We may use the profit for any purpose including paying distribution expenses. However, the level of this charge is guaranteed for the life of the contract and may not be increased.

The mortality risk We bear arises, in part, from our obligation to make monthly annuity payments regardless of how long all annuitants or any individual may live. These payments are guaranteed in accordance with the annuity tables and other provisions contained in Your contract. This assures You that neither the longevity of the annuitant , nor an unanticipated improvement in general life expectancy, will have any adverse effect on the monthly annuity payments the annuitant will receive under the contract. Our obligation, therefore, relieves the annuitant from the risk that he or she will outlive the funds accumulated for retirement. The mortality risk also arises, in part, because of the risk that the death benefit may be greater than the accumulation value. We also assume the risk that other expense charges may be insufficient to cover the actual expenses We incur.

ANNUAL MAINTENANCE FEE

We deduct an annual maintenance fee of $30 on each contract anniversary on or before the maturity date. We reserve the right to increase this charge, however, it will not exceed $60 per contract year. We waive this charge if Your net premium is $50,000 or more on the contract anniversary. Currently, We waive the annual maintenance fee for Section 403(b), SEP-IRA, and 457 Qualified Plans. This charge is for Our record keeping and other expenses incurred in maintaining the contracts. At the end of each contract year We deduct this charge proportionally from each investment division and the Fixed Account. If the contract is surrendered during a contract year and the net premium is less than $50,000, then We will deduct the full annual maintenance fee for the current contract year at that time. We will not deduct the annual maintenance fee in the event of annuitization or death.

We may reduce the annual maintenance fee for contracts issued in a manner that results in a savings of administrative expenses. The amount of reductions will be considered on a case-by-case basis and reflect Our expected reductions in administrative expenses.

OPTIONAL RIDER CHARGES

We deduct an extra charge on a daily basis for each optional rider that You select, as a percentage of the accumulation value in the Separate Account.

      o Bonus Credit Rider Charge: We currently deduct a daily charge assessed at an annual rate of 0.60% against Your Separate Account accumulation value. We reserve the right to deduct a maximum daily charge assessed at an annual rate of 0.70% against Your Separate Account accumulation value.

      o Minimum Premium Rider Charge: We currently deduct a daily charge assessed at an annual rate of 0.25% against Your Separate Account accumulation value. We reserve the right to deduct a maximum daily charge assessed at an annual rate of 0.50% against Your Separate Account accumulation value.

      o Guaranteed Minimum Death Benefit Rider Charge: We currently deduct a daily charge assessed at an annual rate of 0.50% against Your Separate Account accumulation value. We reserve the right to deduct a maximum daily charge assessed at an annual rate of 0.75% against Your Separate Account accumulation value.

      o Charitable Remainder Trust Rider Charge: We do not assess a charge for this rider.

      o Higher Education Rider Charge: We currently deduct a daily charge assessed at an annual rate of 0.95% against Your Separate Account accumulation value. We reserve the right to deduct a maximum daily charge assessed at an annual rate of 4.00% against Your Separate Account accumulation value.

      o Estate Planning Rider Charge: We currently deduct a daily charge assessed at an annual rate of 0.35% against Your Separate Account accumulation value. We reserve the right to deduct a maximum daily charge assessed at an annual rate of 0.75% against Your Separate Account accumulation value.

      o Five-Year Surrender Charge Rider: We currently deduct a daily charge assessed at an annual rate of 0.25% against Your Separate Account accumulation value. We reserve the right to deduct a maximum daily charge assessed at an annual rate of 0.45% against Your Separate Account accumulation value.

      o Three-Year Surrender Charge Rider: We currently deduct a daily charge assessed at an annual rate of 0.35% against Your Separate Account accumulation value. We reserve the right to deduct a maximum daily charge assessed at an annual rate of 0.55% against Your Separate Account accumulation value.

      o Zero Year Surrender Charge Rider: We currently deduct a daily charge assessed at an annual rate of 0.50% against Your Separate Account accumulation value. We reserve the right to deduct a maximum daily charge assessed at an annual rate of 0.70% against Your Separate Account accumulation value.


      o Guaranteed Minimum Withdrawal Benefit Rider (GMWB) Charge: We deduct an extra charge on a daily basis if You select the optional GMWB, as a percentage, currently at an annual rate that ranges from 0.10% to 1.20% of the value in the Separate Account depending on the asset allocation model selected. The specific percentages are in the "FEE TABLE" on page 15.


      o Guaranteed Income 5 Rider Charge: We deduct an extra charge on a daily basis if You select the Guaranteed Income 5 Rider, as a percentage, currently at an annual rate of 0.75% of the value in the Separate Account.

      o Guaranteed Income Select Rider Charge: We deduct an extra charge on a daily basis if You select the Guaranteed Income Select Rider, as a percentage, currently at an annual rate of 0.85% of the accumulation value in the Separate Account. We reserve the right to charge a maximum annual rate of 1.00% of the accumulation value in the Separate Account.

TRANSFER CHARGE

Currently, We do not charge You for making transfers of accumulation value among investment divisions. We reserve the right to assess a $15 charge for each transfer after the 12th transfer in a contract year. For example, if We experienced an unexpectedly large number of transfers resulting in higher than anticipated administrative costs, We would impose this fee.

If We charge You for making a transfer, then We will allocate the charge proportionally to the investment divisions and Fixed Account from which the transfer is being made. All transfers included in one transfer request count as only one transfer for purposes of any fee. For example, if the transfer is made from two investment divisions and a charge applies, then a $7.50 transfer charge will be deducted from each of the two investment divisions.

Loan Charge (TSA Contracts Only)
Loan interest is charged in arrears on any outstanding loan. Loan interest that is unpaid when due will be added to the outstanding loan at the end of each contract quarter (or, if earlier, on the date of loan repayment, surrender, contract termination, or the death of the annuitant or an owner) and will bear interest at the same rate of the loan. We charge an annual interest rate of 5.0% on loans.

After offsetting the 3.0% annual interest rate that We guarantee We will credit to the portion of Our Fixed Account securing the loan against the maximum loan interest rate of 5.0%, the maximum guaranteed net cost of the loans is 2.0% annually.

CHARGES IN THE FUNDS

The funds charge their portfolios for managing investments and providing services. The portfolios may also pay operating expenses. Each portfolio's charges and expenses vary. The funds may also impose redemption fees, which We would deduct from Your accumulation value. See the funds' prospectuses for more information.

PREMIUM TAXES

Midland will deduct from Your accumulation value at surrender, death or annuitization a charge for any premium taxes levied by a state or any other government entity. Premium taxes currently levied by certain jurisdictions vary from 0% to 3.5%. This range is subject to change. The Company currently deducts such charges from contracts issued in the states of South Dakota, Wyoming, Maine, West Virginia and the territory of Puerto Rico. These states and jurisdictions are subject to change.

OTHER TAXES

At the present time, We do not make any charges to the Separate Account for any federal, state, or local taxes (other than premium taxes) that We incur which may be attributable to such account or to the contracts. We reserve the right to make a charge for any such tax or economic burden resulting from the application of the tax laws.

                               FEDERAL TAX STATUS

INTRODUCTION

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult Your own tax advisor about Your own circumstances. We have included an additional discussion regarding taxes in the SAI.

ANNUITY CONTRACTS IN GENERAL

Deferred annuities are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally You will not be taxed on the gain, if any, on the money held in Your annuity contract until You take the money out. This is referred to as tax deferral. There are different rules as to how You will be taxed depending on how You take the money out and the type of contract - qualified or nonqualified (discussed below).

You will generally not be taxed on increases in the value of Your contract until a distribution occurs - either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified contract, the contract will generally not be treated as an annuity for tax purposes and any increase in the excess of the account value over the investment in the contract during the taxable year must generally be included in income. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax advisor.

If Your contract contains a guaranteed withdrawal benefit rider, such as the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Income 5 Rider, the application of certain tax rules, particularly those rules relating to distributions from Your contract, are not entirely clear. In view of this uncertainty, You should consult with and rely upon a tax advisor before purchasing a guaranteed withdrawal benefit rider.

Qualified and Nonqualified Contracts
If You invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, Your contract is called a Qualified Contract. If Your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Qualified contracts are issued in connection with the plans listed below. There is additional information about qualified contracts in the SAI.

      o Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract.
      o A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.
      o Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A Qualified Contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

            1. elective contributions made in years beginning after December 31, 1988;
            2.    earning on those contributions; and
            3. earnings in such years on amounts held as of the last year beginning before January 1, 1989.


            Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, disability, severance from employment, or hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan.

            If your contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.

      o     Under Code Section 401(a), corporate employers and self-employed individuals can establish various types of retirement plans.
      o     Under Code section 457, governmental and tax-exempt organizations can establish deferred compensation plans.

The contract contains death benefit features that in some cases may exceed the greater of the net premium payments or the accumulation value. These death benefit features could be characterized as an incidental benefit, the amount of which is limited in any pension, profit-sharing plan, or 403(b) plan. Because the death benefit may exceed this limitation, and its value may need to be considered in calculating minimum required distributions, employers using the contract in connection with such plans should consult their tax advisor. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision, such as the provisions in the contract, comports with IRA qualification requirements.

Qualified contracts have minimum distribution rules that govern the timing and amount of distributions. Distributions before age 59 1/2 may be subject to a 10% penalty tax. Also, distributions from qualified contracts are generally subject to withholding. "Taxable Eligible rollover distributions" from corporate pension, profit-sharing and H.R. 10 plans, 403(b) plans, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. For this purpose, an eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee ) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA, or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.

Minimum Distribution Rules and Eligible Rollover Distributions

Qualified contracts have minimum distribution rules that govern the timing and amount of distributions (these rules are generally suspended for 2009). If You are attempting to satisfy these rules before the maturity date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult with and rely upon Your tax advisor. In addition, the income for a specified period option may not always satisfy minimum required distribution rules. Consult with and rely upon Your tax advisor before electing this option. If Your minimum required distribution amount exceeds Your payment amount under the GMWB feature, You will have to withdraw more than the payment amount to avoid the imposition of a 50% excise tax, causing a decrease in Your guaranteed amount (except as otherwise permitted by Us). You should consult with and rely upon Your tax advisor before purchasing the GMWB rider with a qualified contract.

Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover.


Loans

 Loans are available only if the contract if used in a Section 403(b) qualified plan. However, if You have elected the optional Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Income 5 Rider, the rider will terminate if You request a loan under this contract. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that loans you request from a 403(b) contract comply with applicable tax requirements before we process your request. If the amount or duration of the loan violates Internal Revenue Code requirements, then You may be subject to income tax or a penalty. IRS authorities and the Department of Labor suggest that in certain circumstances a loan may result in adverse tax and ERISA consequences for Section 403(b) programs. A loan issued in connection with a 403(b) plan is generally subject to a limit of the lesser of $50,000 or 50% of the participant's vested ownership in the 403(b) plan. The maximum loan amount may be lower if You currently have or have had a plan loan in the last 12 months. In addition, the Department of Labor has issued regulations governing plan participant loans under the retirement plans subject to ERISA and the Department of Labor's regulations contain requirements for plan loans relating to their availability, amount and other matters. These requirements require, in part, that a loan from an ERISA-governed plan be made under an enforceable agreement, bear a reasonable rate of interest be adequately secured, provide a reasonable payment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. Failure to comply with these requirements may result in penalties under the Code and ERISA. You are responsible for determining whether Your plan is subject to, and complies with, ERISA and the Department of Labor's regulations governing plan loans. You should consult a tax advisor before taking a loan.


Diversification and Distribution Requirements
The Internal Revenue Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The annuity must also meet certain distribution requirements at the death of the annuitant or an owner in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI. Midland may modify the contract to attempt to maintain favorable tax treatment.

Surrenders - Nonqualified Contracts
If You purchase the contract as an individual and not under an individual retirement annuity or other qualified retirement plan, Your contract is referred to as a nonqualified contract.

If You make a partial surrender from a nonqualified contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from Your premium payments. When You make a partial surrender You are taxed on the amount of the surrender that is gain. If You make a full surrender, You are generally taxed on the amount that Your surrender proceeds exceed the "investment in the contract," which is generally Your premiums paid (adjusted for any prior partial surrenders that came out of the premiums). The bonus credit (if any) will generally be considered gain. The method for computing gain where a Guaranteed Income Select or Guaranteed Income 5 Rider is added to your contract is unclear. Accordingly, you should consult a tax adviser before adding either of these riders. Different rules apply for annuity payments. See "Annuity Payments" below.

The Internal Revenue Code also provides that surrendered gain may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty. In general, this includes any amount:

      o     paid on or after the taxpayer reaches age 59 1/2;
      o     paid after an owner dies;
      o paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);
      o paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
      o     paid under an immediate maturity; or
      o     which come from premium payments made prior to August 14, 1982.

Special rules may be applicable in connection with the exceptions enumerated above. You should consult your tax adviser with regard to exceptions from the penalty tax.

Multiple Contracts
All nonqualified deferred contracts that are issued by Midland (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution occurs.

Withholding
Distributions from qualified and nonqualified contracts are generally subject to withholding for Your federal income tax liability. The withholding rate varies according to the type of distribution and Your tax status. You will be provided the opportunity to elect not to have tax withheld from distributions when allowed by law.

Annuity Payments
Although the tax consequences may vary depending on the annuity payment option You select, in general, for nonqualified and certain qualified contracts, only a portion of the annuity payments You receive will be includable in Your gross income.

In general, the excludable portion of each annuity payment You receive will be determined as follows:

      o Fixed payments - by dividing the "investment in the contract" on the maturity date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.
      o Variable payments - by dividing the "investment in the contract" on the maturity date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If You select more than one annuity payment option, special rules govern the allocation of the contract's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise You to consult a competent tax advisor as to the potential tax effects of allocation amounts to any particular annuity payment option.

If, after annuitization , annuity payments stop because an annuitant has died, the excess (if any) of the "investment in the contract" as of the annuitization over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for Your last taxable year.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations
The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation for any annuity contract purchase.

Taxation of Death benefit Proceeds
Amounts may be distributed from the contract because of the death of the annuitant or an owner . Generally, such amounts should be includable in the income of the recipient:

      o if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or
      o if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchange of Contracts
A transfer of ownership or absolute assignment of a contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain maturity dates, or a change of annuitant , may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the contract.

Economic Growth and Tax Relief Reconciliation Act of 2001
The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repeals the federal estate tax and replaces it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repeals the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the federal estate, gift and generation-skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.


During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the estate tax exemption. For 2009, the maximum estate tax rate is 45% and the estate tax exemption is $3,500,000.


The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

While no attempt is being made to discuss the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult with and rely on an estate planning advisor for more information. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Us to deduct the tax from Your contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico
The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Foreign Tax Credits
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under Federal tax law.

Separate Account Charges
It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits are deemed to be taxable distributions to You. Although We do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable surrenders, You should consult Your tax advisor prior to selecting any optional benefit under the contract.

MATURITY DATE

The maturity date is the date on which income payments will begin under the annuity option You have selected. The earliest possible maturity date under the contract is the 7th contract anniversary at which time You may annuitize Your full accumulation value (less any premium taxes). However, by current company practice, We allow annuitization for the full accumulation value (less any premium taxes) after one contract year if a life option is chosen, and after five contract years if at least a five-year certain option is elected. This is not guaranteed. The maximum maturity date is the contract anniversary immediately following the annuitant 's 100th birthday. You may change the maturity date by sending written notice to Our Principal Office. We must receive Your written notice at least 30 days prior to the original maturity date.

If You have not previously specified otherwise and have not elected certain systematic withdrawal options, then on the maturity date You may:

      1.    take the accumulation value in one lump sum, or
      2. convert the accumulation value into an annuity payable to the annuitant under one of the payment options as described below.

Electing An Annuity Payment Option
You may apply the proceeds of a surrender to affect an annuity payment option. Unless You choose otherwise, on the maturity date Your surrender value from the Fixed Account will be applied to a 10 year certain and life fixed annuity payment option and the surrender value from the Separate Account will be applied to a 10 year certain and life variable annuity payment option. The first monthly annuity payment will be made within one month after the maturity date. Variable payment options are not available in certain states.

Currently, the payment options are only available if the proceeds applied are $2,500 or more and the first periodic payment will be at least $50. We reserve the right to change the payment frequency so that payments are at least $50.

The payee's actual age will affect each payment amount for annuity payment options involving life income. The amount of each annuity payment to older payees will be greater than for younger payees because payments to older payees are expected to be fewer in number. For annuity payment options that do not involve life payment, the length of the payment period will affect the amount of each payment. With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.

The payee or any other person who is entitled to receive payments may name a beneficiary to receive any amount that We would otherwise pay to that person's estate if that person died. The person who is entitled to receive payment may change the beneficiary at any time.

Annuity payment options will be subject to Our rules at the time of selection. We must approve any arrangements that involve more than one of the payment options, or a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary or an assignee. Also, the details of all arrangements will be subject to Our rules at the time the arrangements take effect. This includes:

      o     rules on the minimum amount We will pay under an option;
      o minimum amounts for installment payments, surrender or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment);
      o the naming of people who are entitled to receive payment and their beneficiaries; and
      o     the ways of proving age, gender, and survival.

You must elect the payment option at least 30 days before the maturity date.

Fixed Payment Options
Payments under the fixed options are not affected by the investment experience of any investment division. The surrender value as of the maturity date will be applied to the fixed option selected. We guarantee interest under the fixed options at a rate of 3.00% a year. We may also credit interest under the fixed payment options at a rate that is above the 3.00% guaranteed rate (this is at Our complete discretion). Thereafter, interest or payments are fixed according to the annuity option chosen.

Variable Payment Options
Payments under the variable options will vary in amount depending on the investment experience of the investment divisions after the maturity date. Variable payment options are not available in certain states.

The annuity tables contained in the contract are based on a 5% (five percent) assumed investment rate. This is a base rate around which variable annuity payments will fluctuate to reflect whether the investment experience of the investment divisions is better or worse than the assumed investment rate. If the actual investment experience exceeds the assumed investment rate, then the payment will increase. Conversely, if the actual investment experience is less than the assumed rate, then payments will decrease.

We determine the amount of the first monthly variable payment by applying the value in each investment division (as of a date not more than 10 business days prior to the maturity date) to the appropriate rate (from the annuity tables in the contract) for the annuity payment options selected using the payee's age and sex (where permissible). The amount of the first payment will then be used to determine the number of annuity units for each investment division. The number of annuity units is used to determine the amount of subsequent variable payments.

The annuity unit value for each investment division will be initially set at $10. Thereafter the annuity unit value will vary with the investment experience of the investment division and will reflect the mortality and expense risk charge We make at an effective annual rate of 0.95% (charges for optional riders discontinue after the maturity date). The annuity unit value will increase if the net investment experience (investment experience minus the asset charge) is greater than the 5% assumed investment rate. The annuity unit value will decrease if the net investment experience is less than the 5% assumed investment rate.

The amount of each subsequent variable payment will be determined for each investment division by multiplying the number of annuity units by the annuity unit value.

Additional information on the variable annuity payments is contained in the SAI that can be obtained for free by contacting Us at Our Principal Office.

Payment Options
The following three payout options are available:

      1. Income for Specified Period: We pay installments for a specified period. We will pay the amount applied in equal installments plus applicable interest (excess interest may be paid at Our discretion), for a specified time, up to 20 years.
      2. Payment of Life Income: We will pay monthly income for life. You may choose from 1 of 2 ways to receive the income:
                  (a) Life Annuity: We will pay monthly income for life. With a life annuity payment option, payments will only be made as long as the payee is alive. Therefore, if the payee dies after the first payment, then only one payment will be made.
                  (b) Life Annuity With Certain Period: We will pay equal monthly payments for a selected number of guaranteed payments, and then for as long as the payee is living thereafter.
      3. Joint and Survivor Income: We will make monthly payments until the last surviving payee's death. Therefore, if both payees die after the first payment, then only one payment will be made. The annuitant must be at least 50 years old and the beneficiary/payee must be at least 45 years old, at the time of the first monthly payment.

Transfers after Annuitization for Variable Payment Options
After the maturity date, only two transfers per contract year may be made among the investment divisions. Completed transfer requests received at Our Principal Office before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed transfer request after the close of regular trading on the New York Stock Exchange, We will process the transfer at the unit value determined at the close of the next regular trading session of the New York Stock Exchange. The transfer request must be received at least 10 business days before the due date of the first annuity payment to which the change will apply. Transfers after the annuity payments have started will be based on the annuity unit values. There will be no transfer charge for this transfer. No transfers are allowed to or from the Fixed Account.

                             ADDITIONAL INFORMATION

MIDLAND NATIONAL LIFE INSURANCE COMPANY

We are Midland National Life Insurance Company, a stock life insurance company. We were organized in 1906, in South Dakota, as a mutual life insurance company at that time named "The Dakota Mutual Life Insurance Company." We were reincorporated as a stock life insurance company, in 1909. Our name "Midland" was adopted in 1925. We were redomesticated to Iowa in 1999. We are licensed to do business in 49 states, the District of Columbia, Puerto Rico, the Virgin Islands, Guam and the Mariana Islands. Our Principal Office address is:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll-free)
                         Fax: (866) 270-9565 (toll-free)

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

FUND VOTING RIGHTS

We invest the assets of Our Separate Account investment divisions in shares of the funds' portfolios. Midland National is the legal owner of the shares and has the right to vote on certain matters. Among other things, We may vote:

      o     to elect the funds' Board of Directors,
      o     to ratify the selection of independent auditors for the funds,
      o on any other matters described in the funds' current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and
      o     in some cases, to change the investment objectives and contracts.

Even though We own the shares, We may give You the opportunity to tell Us how to vote the number of shares that are allocated to Your contract.

The funds will determine if and how often shareholder meetings are held. As We receive notice of these meetings, We will ask for Your voting instructions. The funds are not required to hold a meeting in any given year.

If We do not receive instructions in time from all contract owners, then We currently intend to vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio. We currently intend to vote any fund shares that We alone are entitled to vote in the same proportions that contract owners vote. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the fund in Our own right or to restrict owner voting, then We may do so.

HOW WE DETERMINE YOUR VOTING SHARES

You may participate in voting only on matters concerning the Fund portfolios in which Your accumulation value has been invested. We determine Your voting shares in each division by dividing the amount of Your accumulation value allocated to that division by the net asset value of one share of the corresponding fund portfolio. This is determined as of the record date set by the fund's Board for the shareholders meeting.


If You have a voting interest, then We will provide You proxy material and a form for giving Us voting instructions. In certain cases, We may disregard instructions relating to changes in the fund's adviser or the investment contracts of its portfolios.


VOTING PRIVILEGES OF PARTICIPANTS IN OTHER COMPANIES

Other insurance companies own shares in the funds to support their variable life insurance and variable annuity products. We do not foresee any disadvantage to this. Nevertheless, each fund's Board of Directors will monitor events to identify conflicts that may arise and determine appropriate action. If We disagree with any fund action, then We will see that appropriate action is taken to protect Our contract owners. If We ever believe that any of the funds' portfolios are so large as to materially impair its investment performance, then We will examine other investment options.

OUR REPORTS TO OWNERS

Shortly after the end of each calendar year, We will send a report that shows

      o     Your accumulation value, and
      o Any transactions involving Your accumulation value that occurred during the year. Transactions include Your premium allocations, transfers and partial surrenders made in that year.

Confirmation notices will be sent to You for premiums, transfers of amounts between investment divisions and certain other contract transactions.

We also currently intend to send You semi-annual reports with financial information on the funds.

CONTRACT PERIODS, ANNIVERSARIES

We measure contract years, contract months and contract anniversaries from the issue date shown on Your contract's information page. Each contract month begins on the same day in each month. The calendar days of 29, 30, and 31 are not used for the purpose of contract anniversaries. If Your initial premium is received on one of these dates, Your contract anniversary day will be the first day of the next month.

DIVIDENDS

We do not pay any dividends on the contract described in this prospectus.

PERFORMANCE

Performance information for the investment divisions may appear in reports and advertising to current and prospective owners. The performance information is based on the historical investment experience of the investment division and the portfolios and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in portfolio share price, the automatic reinvestment by the Separate Account of all distributions and the deduction of applicable charges (including any surrender charges that would apply if You surrendered the contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contract charges such as the surrender charge and the rider charges. The total return percentage will be higher under this method than under the standard method described above.

A cumulative total return reflects performance over a stated period of time. If the performance had been constant over the entire period, then an average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return. Because average annual total returns tend to smooth out variations in an investment division's returns, You should recognize that they are not the same as actual year-by-year results.

Some investment divisions may also advertise yield. These measures reflect the income generated by an investment in the investment divisions over a specified period of time. This income is annualized and shown as a percentage. Yields do to not take into account capital gains or losses or the surrender charge or rider charges. The standard quotations of yield reflect the annual maintenance fee.

The money market investment division may advertise its current and effective yield. Current yield reflects the income generated by an investment in the investment division over a 7-day period. Effective yield is calculated in similar manner except that income earned is assumed to be reinvested. Other investment divisions may advertise a 30-day yield which reflects the income generated by an investment in the investment division over a 30-day period.

We may disclose average annual total returns for one or more of the investment divisions based on the performance of a portfolio since the time the Separate Account commenced operations. We may also advertise performance figures for the investment divisions based on the performance of a portfolio prior to the time the Separate Account commenced operations.

CHANGE OF ADDRESS NOTIFICATION

To protect You from fraud and theft, We may verify any changes in address You request by sending a confirmation of the change to both Your old and new addresses. We may also call You to verify the change of address.

MODIFICATION TO YOUR CONTRACT

Upon notice to You, We may modify Your contract to:

      (a) permit the contract or the Separate Account to comply with any applicable law or regulation issued by a government agency;
      (b) assure continued qualification of the contract under the Tax Code or other federal or state laws relating to retirement annuities or variable annuity contracts;
      (c)   reflect a change in the operation of the Separate Account; or
      (d)   provide additional investment options.

In the event of such modifications, We will make an appropriate endorsement to the contract.

YOUR BENEFICIARY

You name Your beneficiary in Your contract application. The beneficiary is entitled to the death benefit of the contract. A beneficiary is revocable unless otherwise stated in the beneficiary designation. You may change a revocable beneficiary during the annuitant 's and owner's lifetime. We must receive written notice informing Us of the change. Upon receipt and acceptance at Our Principal Office, a change takes effect as of the date that the written notice was signed. We will not be liable for any payment made before We receive and accept the written notice. If no primary beneficiary is living when the annuitant or an owner dies, the death benefit will be paid to the contingent beneficiary, if any. If no beneficiary is living when the annuitant or an owner dies, then We will pay the death benefit to the owner's estate.

If there are joint owners, the surviving joint owner, if any, will be considered the designated primary beneficiary, unless the joint owners have otherwise designated a primary beneficiary either on the application or by sending Us a written notice. If a person other than a joint owner is named a primary beneficiary, the surviving owner will not be entitled to proceeds upon the death of the first owner.

ASSIGNING YOUR CONTRACT


You may assign Your rights in a non-qualified contract. You must send a copy of the assignment to Our Principal Office. The assignment does not take effect until We accept and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We are not responsible for the validity of the assignment or for any payment We make or any action We take before We record notice of the assignment. An absolute assignment is a change of ownership. There may be tax consequences.


WHEN WE PAY PROCEEDS FROM THIS CONTRACT

We will generally pay any death benefits, loans, withdrawals, or surrenders within seven days after receiving the required form(s) at Our Principal Office. The death benefit is determined as of the date We receive proof of death, an election of a settlement option, and any other required forms or documentation. If We do not receive a written election and all other required forms within 90 days after receipt of due proof of death, then a lump sum payment will be paid as of that date.

We may delay payment for one or more of the following reasons:

      1)    We cannot determine the amount of the payment because:
            a)    the New York Stock Exchange is closed,
            b)    trading in securities has been restricted by the SEC, or
            c)    the SEC has declared that an emergency exists,
      2) The SEC by order permits Us to delay payment to protect Our owners, or
      3)    Your premium check(s) have not cleared Your bank.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require Us to reject a premium payment and/or "freeze" a contract owner's account. If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, surrenders, loans, or death benefits, make transfers, or continue making annuity payments. If a contract or account is frozen, the accumulation value would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator. We may also be required to provide information about You and Your contract to the government agencies and departments.

We may defer payment of any surrender, loan or withdrawals from the Fixed Account, for up to six months after We receive Your request.

DISTRIBUTION OF THE CONTRACTS

We have entered into a distribution agreement with Our affiliate, Sammons Securities Company, LLC ("Sammons Securities Company") for the distribution and sale of the contracts. Sammons Securities Company is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life Insurance Company. Sammons Securities Company offers the contracts through its registered representatives. Sammons Securities Company may enter into written sales agreements with other broker-dealers ("selling firms") for the sale of the contracts. We pay commissions to Sammons Securities Company for sales of the contracts by its registered representatives as well as by selling firms.

Sales commissions may vary, but the maximum commission payable for contract sales is 7.75% of premiums payments. Where lower commissions are paid, We may also pay trail commissions. We may also pay additional amounts and reimburse additional expenses of Sammons Securities Company based on various factors.

We also pay for Sammons Securities Company's operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Sammons Securities Company's management team; advertising expenses; and all other expenses of distributing the contracts. Sammons Securities Company pays its registered representatives all or a portion of the commissions received for their sales of contracts. Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that We may provide jointly with Sammons Securities Company.

Non-cash items that We and Sammons Securities Company may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. In addition, Sammons Securities Company's registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help registered representatives and/or their managers qualify for such benefits. Sammons Securities Company's registered representatives and managers may receive other payments from Us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask Your registered representative for further information about what Your registered representative and the selling firm for which he or she works may receive in connection with Your purchase of a contract.

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the contract: (a) the surrender charge; (b) the mortality and expense risks charge; (c) rider charges; (d) payments, if any, received from the underlying portfolios or their managers; and
(e) investment earnings on amounts allocated under the contract to the Fixed Account. Commissions and other incentives or payments described above are not charged directly to You or the Separate Account but they are reflected in the fees and charges that You do pay directly or indirectly.

REGULATION

We are regulated and supervised by the Iowa Insurance Department. We are subject to the insurance laws and regulations in every jurisdiction where We sell contracts. The provisions of this contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell contracts. The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations. We are also subject to various federal securities laws and regulations.

DISCOUNT FOR EMPLOYEES OF SAMMONS ENTERPRISES, INC.

Employees of Sammons Enterprises, Inc., and its subsidiaries, may receive waiver of charges, reduced charges, or a premium contribution to the contract of 100% of the first year commission that would normally have been paid on the employee's first year premiums. Midland National is a subsidiary of Sammons Enterprises, Inc., and additional premium payments contributed solely by Us will be paid into the employee's contract during the first year.

LEGAL PROCEEDINGS

Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on them, the Separate Account, or the Separate Account's principal underwriter, Sammons Securities Company, LLC.


LEGAL MATTERS

The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided certain legal advice relating to certain matters under the federal securities laws.

FINANCIAL STATEMENTS

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company, included in the SAI, have been audited by PricewaterhouseCoopers, LLP, an independent registered public accounting firm, for the periods indicated in their report which appears in the SAI. The address for PricewaterhouseCoopers LLP is:


                        100 E. Wisconsin Ave., Suite 1800
                               Milwaukee, WI 53202



The financial statements audited by PricewaterhouseCoopers LLP have been included in reliance on their reports given upon their authority as experts in accounting and auditing.

                       STATEMENT OF ADDITIONAL INFORMATION

A free copy of the SAI is available which contains more details concerning the subjects discussed in this prospectus. You can get this SAI by checking the appropriate box on the application form, by writing Our Principal Office, or by calling the Principal Office's Toll Free number at 1-877-586-0240. The following is the Table of Contents for the SAI:

                                TABLE OF CONTENTS
                                                                                                                            Page
THE CONTRACT                                        .........................................................................3
   Entire Contract                                  .........................................................................3
   Changes to the Contract                          .........................................................................3
   Incontestability                                 .........................................................................3
   Misstatement of Age or Sex                       .........................................................................3
   Non-participating                                .........................................................................3
   Claims of Creditors                              .........................................................................3
   Minimum Benefits                                 .........................................................................3
   Ownership                                        .........................................................................4
   Assignment                                       .........................................................................4
   Accumulation Unit Value                          .........................................................................4
   Annuity Payments                                 .........................................................................5
CALCULATION OF YIELDS AND TOTAL RETURNS             .........................................................................6
   Money Market Investment Division Yield
   Calculation                                      .........................................................................6
    Other Investment Division Yield
    Calculation                                     .........................................................................7
   Standard Total Return Calculations               .........................................................................8
   Cumulative Total Returns                         .........................................................................9
   Adjusted Historical Performance Data             .........................................................................9
FEDERAL TAX MATTERS                                 .........................................................................10
   Tax-Free Exchanges (Section 1035)                .........................................................................10
   Required Distributions                           .........................................................................10
   Non-Natural Person owners                        .........................................................................10
   Diversification Requirements                     .........................................................................11
   Owner Control                                    .........................................................................11
   Taxation of Qualified Contracts                  .........................................................................11
DISTRIBUTION OF THE CONTRACTS                       .........................................................................12
SAFEKEEPING OF ACCOUNT ASSETS                       .........................................................................14
STATE REGULATION                                    .........................................................................14
RECORDS AND REPORTS                                 .........................................................................14
LEGAL MATTERS                                       .........................................................................14
FINANCIAL MATTERS                                   .........................................................................14
OTHER INFORMATION                                   .........................................................................15
CONDENSED FINANCIALS                                .........................................................................15
FINANCIAL STATEMENTS                                .........................................................................414


                         CONDENSED FINANCIAL INFORMATION

The following tables of condensed financial information show accumulation unit values for each investment division for the period since the investment division started operation. An accumulation unit value is the unit We use to calculate the value of Your interest in a subaccount.

The tables below show two sets of accumulation unit values that reflect the highest and lowest levels of Separate Account annual expenses available under the contract. The information for all other accumulation unit values is in the Statement of Additional Information. You may obtain a free copy of the Statement of Additional Information by writing to Us at Our Principal Office, calling Us at (877) 586-0240, or faxing Us at (866) 270-9565.


          Table 1 - 0.95% Asset Charge
     Base Contract - with No Riders

-----------------------------------------------------------------------------------------------------------------------------------

Investment Division                                              Accumulation Unit     Accumulation Unit         Number of
                                                                Value at Beginning                              Accumulation
                                                                of Period (12/31/07)     Value at End of       Units at End of
                                                                                       Period (12/31/08)           Period

-----------------------------------------------------------------------------------------------------------------------------------

2008

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund                                        11.05                 4.44                 53927.40

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Health Care Fund                                        13.13                 9.29                 11741.83

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund                                                11.52                 6.33                 6507.67

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund                                                 20.89                 14.00                35197.02

-----------------------------------------------------------------------------------------------------------------------------------

Alger American LargeCap Growth Portfolio                                13.36                 7.13                313048.19

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Capital Appreciation Portfolio                           17.36                 7.61                 31324.30

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Mid-Cap Growth Portfolio                                 18.46                 9.44                 95587.12

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Growth Portfolio                    19.60                 10.37                19319.83

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund                                       13.70                 10.81                4881.95

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund                           20.55                 10.96                20215.29

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                13.58                 8.78                 4149.89

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Inflation Protection Fund                           11.00                 10.72               236402.00

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                  19.08                 10.41               164475.91

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                            12.13                 7.52                 5824.86

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                  12.46                 9.32                 2201.66

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                          11.55                 6.67                 1096.61

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund                                          14.57                 10.56               223362.01

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                      13.55                 8.62                 6907.85

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                              12.70                 7.90                 12339.59

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset ManagerSM Portfolio                                  13.66                 9.62                 3889.87

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth(R)Portfolio                           13.67                 8.67                 2337.85

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                         13.72                 8.95                 16809.95

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                       19.37                 11.00               110289.74

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                    14.79                 8.38                139260.72

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                  14.12                 8.13                 4940.84

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                             14.79                 6.57                 4029.44

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                           13.13                 6.85                 26198.45

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                      15.75                 11.68               128249.18

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                        13.45                 8.37                481457.68

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                            12.43                 11.89                38465.12

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                           22.64                 13.54                35943.37

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                     11.14                 11.36               396935.03

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                         21.10                 11.71               140103.81

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio                                 13.65                 6.59                 5267.06

-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Growth and Income Fund                                12.69                 8.23                 14326.35

-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Mid Cap Value Fund                                    13.34                 8.32                 60248.04

-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                      9.83                  6.42                103783.33

-----------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Growth and Income Portfolio                                 17.12                 9.98                 5463.91

-----------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II)                               11.86                 9.87                165097.14

-----------------------------------------------------------------------------------------------------------------------------------

JPMorgan Small Company (Series Trust II) Portfolio                      14.10                 9.50                 16057.65

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund Growth & Income Portfolio                       14.45                 9.10                 35292.25

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund International Portfolio                         23.89                 11.47               260613.03

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund Mid-Cap Value Portfolio                         16.63                 9.99                127429.19

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Growth Series                                                   13.83                 8.56                 3766.43

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                          13.74                 9.08                 3898.92

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                            11.42                 6.84                105706.85

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                 14.23                 8.99                 2884.81

-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman Small-Cap Portfolio                                    10.70                 6.41                 5443.22

-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman Mid-Cap Growth Portfolio                               15.67                 8.77                 7339.82

-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman Regency Portfolio                                      12.65                 6.79                 36743.51

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                          13.51                 10.24                72774.08

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                        11.05                 10.90                20222.14

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                         12.53                 11.54                24539.97

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                        11.84                 12.29               544916.81

-----------------------------------------------------------------------------------------------------------------------------------

Premier VIT NACM Small Cap Portfolio                                    12.35                 7.14                 10466.96

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Government Long Bond 1.2x Strategy Fund                        11.11                 15.94                27085.57

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Government Long Bond Strategy Fund                     8.53                  5.90                 1973.03

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse NASDAQ-100(R)Strategy Fund                              5.18                  7.59                 22713.58

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse S&P 500 Strategy Fund                                  6.99                  9.64                 24357.13

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                      13.29                 5.99                 12444.11

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100(R)Fund                                               14.55                 8.37                 5103.61

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund                                           17.13                 10.06                16018.67

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                              10.48                 10.50                 528.72

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                             14.72                 15.11                9955.57

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                 39.50                 13.78                29625.17

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                      44.30                 23.64                55405.59

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                      28.65                 11.11                14448.63

-----------------------------------------------------------------------------------------------------------------------------------


Table 2 - 3.60% Asset Charge
     Base Contract with Bonus Credit Rider, Minimum Premium
Rider, Guaranteed Minimum Death Benefit Rider, Higher
     Education Rider and Estate Planning Rider




-----------------------------------------------------------------------------------------------------------------------------------

Investment Division                                               Accumulation Unit     Accumulation Unit         Number of
                                                                 Value at Beginning                              Accumulation
                                                                 of Period (12/31/07)     Value at End of       Units at End of
                                                                                        Period (12/31/08)           Period

-----------------------------------------------------------------------------------------------------------------------------------

2008

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund                                        9.44                  3.69                    0

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Health Care Fund                                        11.23                 7.73                    0

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund                                                9.91                  5.31                    0

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund                                                 17.98                 11.73                   0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American LargeCap Growth Portfolio                                11.42                 5.93                    0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Capital Appreciation Portfolio                           14.84                 7.85                    0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Mid-Cap Growth Portfolio                                 15.78                 6.34                    0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Growth Portfolio                    16.76                 8.63                    0

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund                                       11.71                 9.00                    0

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund                           17.57                 9.12                    0

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                11.61                 7.31                    0

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Inflation Protection Fund                           10.16                 9.64                    0

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                  16.31                 8.67                    0

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                            11.20                 6.76                    0

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                  11.51                 8.38                    0

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                          10.66                 6.00                    0

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund                                          12.46                 8.79                  317.44

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                      11.66                 7.22                    0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                              10.92                 6.62                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset ManagerSM Portfolio                                  11.68                 8.01                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth(R)Portfolio                           11.68                 7.22                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                         11.73                 7.45                  372.96

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                       16.56                 9.15                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                    12.64                 6.97                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                  12.07                 6.76                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                             12.65                 5.47                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                           11.23                 5.71                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                      13.46                 9.72                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                        11.50                 6.97                  373.83

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                            10.63                 9.90                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                           19.35                 11.27                   0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                     9.52                  9.46                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                         18.04                 9.75                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio                                 12.39                 5.82                    0

-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Growth and Income Fund                                11.72                 7.40                    0

-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Mid Cap Value Fund                                    12.32                 7.48                    0

-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                      9.08                  5.78                    0

-----------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Growth and Income Portfolio                                 15.09                 8.56                    0

-----------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II)                               10.20                 8.27                    0

-----------------------------------------------------------------------------------------------------------------------------------

JPMorgan Small Company (Series Trust II) Portfolio                      12.13                 7.96                    0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund Growth & Income Portfolio                       12.35                 7.57                    0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund International Portfolio                         20.43                 9.55                    0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund Mid-Cap Value Portfolio                         14.22                 8.32                    0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Growth Series                                                   11.82                 7.12                    0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                          11.75                 7.56                    0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                            9.76                  5.69                    0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                 12.17                 7.48                    0

-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman Small-Cap Portfolio                                    9.88                  5.77                    0

-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman Mid-Cap Growth Portfolio                               14.47                 7.89                    0

-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman Regency Portfolio                                      11.68                 6.10                    0

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                          11.94                 8.81                    0

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                        9.77                  9.38                  409.82

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                         11.07                 9.93                    0

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                        10.46                 10.57                 386.43

-----------------------------------------------------------------------------------------------------------------------------------

Premier VIT NACM Small Cap Portfolio                                    11.41                 6.42                    0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Government Long Bond 1.2x Strategy Fund                        10.26                 14.34                   0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Government Long Bond Strategy Fund                     7.74                  5.21                    0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse NASDAQ-100(R)Strategy Fund                              4.46                  6.36                    0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse S&P 500 Strategy Fund                                  6.01                  8.08                    0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                      11.43                 5.02                    0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100(R)Fund                                               12.52                 7.01                    0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund                                           15.55                 8.89                    0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                              9.02                  8.80                    0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                             12.84                 12.83                   0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                 33.99                 11.54                   0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                      37.88                 19.68                   0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                      24.98                 10.81                   0

-----------------------------------------------------------------------------------------------------------------------------------

Table 1 - 0.95% Asset Charge
Base Contract - with No Riders

-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                  Accumulation Unit     Accumulation Unit         Number of
                                                                    Value at Beginning                              Accumulation
                                                                    of Period (12/31/06)     Value at End of       Units at End of
                                                                                           Period (12/31/07)           Period
-----------------------------------------------------------------------------------------------------------------------------------
2007
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                          14.34                 11.05                7942.64
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund                                          11.85                 13.13                10930.92
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                  10.80                 11.52                3566.85
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                   17.48                 20.89                43109.37
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                           11.25                 13.36               284912.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                 13.13                 17.36                42429.53
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                    14.17                 18.46                84534.51
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Growth Portfolio                      16.88                 19.60                23047.95
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                             13.18                 13.70                5250.90
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                 14.23                 20.55                64154.02
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                      13.77                 13.58                4353.86
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Inflation Protection Fund                                 10.14                 11.00               207985.93
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                        16.33                 19.08               197263.86
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Large Company Value Fund                                  12.41                 12.13                5158.55
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Mid Cap Value Fund                                        12.89                 12.46                8431.42
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Ultra Fund                                                9.65                  11.55                1096.61
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                                15.54                 14.57               229223.65
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                        12.44                 13.55                6888.53
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                                11.64                 12.70                16497.30
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                              9.73                  0.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset ManagerSM Portfolio                                    11.97                 13.66                1105.13
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth(R)Portfolio                             11.63                 13.67                3653.99
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                           12.74                 13.72                29536.62
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                         16.67                 19.37               120541.18
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                      14.74                 14.79               149484.12
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                    12.75                 14.12                3286.90
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                               12.15                 14.79                6253.97
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                             10.47                 13.13                62731.71
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                        15.50                 15.75                51552.65
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                          12.91                 13.45               436061.59
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                              12.06                 12.43                38063.92
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                             19.82                 22.64                40649.92
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                       10.69                 11.14               282070.84
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                           18.20                 21.10               118125.30
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio                                   13.07                 13.65                7534.66
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund                                  12.63                 12.69                19757.13
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund                                      13.06                 13.34                41139.10
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                        11.88                 9.83                 90506.66
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio                                   15.90                 17.12                5428.65
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                 11.81                 11.86               155278.73
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                        15.09                 14.10                15872.98
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Growth & Income Portfolio                         14.10                 14.45                28739.87
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund International Portfolio                           23.03                 23.89               183089.82
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Mid-Cap Value Portfolio                           16.69                 16.63               126507.26
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Growth Series                                                     11.55                 13.83                4375.86
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                            12.61                 13.74                 673.99
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                              11.27                 11.42                8695.21
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                   12.72                 14.23                2068.35
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Fasciano Portfolio                                       10.74                 10.70                1707.90
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman MidCap Growth Portfolio                                  12.95                 15.67                3932.29
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Regency Portfolio                                        12.36                 12.65                51054.23
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                            13.18                 13.51               112925.50
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                          10.39                 11.05                15061.16
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                           11.44                 12.53                33024.88
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                          10.99                 11.84               608029.29
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio                                   10.56                 11.12                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio                                     12.40                 12.35                1950.65
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund                              10.22                 11.11                 420.50
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund                                9.02                  8.53                 3574.98
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Strategy Fund                                        5.89                  5.18                 13417.30
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund                                             7.00                  6.99                 8710.97
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                        13.27                 13.29                12588.18
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                         12.47                 14.55                5095.79
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund                                             14.09                 17.13                8964.20
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                10.19                 10.48                2301.16
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                               13.55                 14.72                3160.25
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                   28.98                 39.50                24566.39
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                        30.77                 44.30                54249.74
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                        28.67                 28.65                17306.85
-----------------------------------------------------------------------------------------------------------------------------------

Table 2 - 3.60% Asset Charge
     Base Contract with Bonus Credit Rider and Minimum Premium
Rider and Higher Education Rider
     and Estate Planning Rider


-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                Accumulation Unit     Accumulation Unit         Number of
                                                                  Value at Beginning                              Accumulation
                                                                  of Period (12/31/06)     Value at End of       Units at End of
                                                                                        Period (12/31/07)           Period
---------------------------------------------------------------------------------------------------------------------------------
2007
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      12.59                 9.44                   0.00
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund                                      10.41                 11.23                  0.00
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                              9.54                  9.91                   0.00
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                               15.45                 17.98                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                       9.88                  11.42                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                             11.53                 14.84                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                12.44                 15.78                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Growth Portfolio                  14.82                 16.76                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         11.57                 11.71                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                             12.50                 17.57                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  12.09                 11.61                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Inflation Protection Fund                             9.62                  10.16                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    14.34                 16.31                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Large Company Value Fund                              11.77                 11.20                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Mid Cap Value Fund                                    12.23                 11.51                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Ultra Fund                                            9.15                  10.66                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            13.64                 12.46                 317.72
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    10.99                 11.66                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            10.28                 10.92                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                          8.60                  0.00                   0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset ManagerSM Portfolio                                10.51                 11.68                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth(R)Portfolio                         10.21                 11.68                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       11.18                 11.73                 373.29
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     14.64                 16.56                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  12.94                 12.64                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                11.19                 12.07                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           10.67                 12.65                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                         9.19                  11.23                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    13.61                 13.46                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                      11.34                 11.50                 374.16
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          10.59                 10.63                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         17.40                 19.35                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   9.38                  9.52                   0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       15.98                 18.04                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio                               12.18                 12.39                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund                              11.98                 11.72                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund                                  12.39                 12.32                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                    11.28                 9.08                   0.00
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio                               14.38                 15.09                  0.00
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.44                 10.20                  0.00
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                    13.34                 12.13                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Growth & Income Portfolio                     12.38                 12.35                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund International Portfolio                       20.22                 20.43                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Mid-Cap Value Portfolio                       14.66                 14.22                  0.00
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Growth Series                                                 10.14                 11.82                  0.00
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                        11.07                 11.75                  0.00
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                          9.90                  9.76                   0.00
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                               11.17                 12.17                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Fasciano Portfolio                                   10.19                 9.88                   0.00
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman MidCap Growth Portfolio                              12.28                 14.47                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Regency Portfolio                                    11.73                 11.68                  0.00
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        11.96                 11.94                  0.00
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                      9.43                  9.77                  410.18
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.38                 11.07                  0.00
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      9.97                  10.46                 386.78
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio                               10.02                 10.27                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio                                 11.76                 11.41                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund                          9.70                  10.26                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund                            8.41                  7.74                   0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Strategy Fund                                    5.21                  4.46                   0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund                                         6.19                  6.01                   0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    11.72                 11.43                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                     11.02                 12.52                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund                                         13.13                 15.55                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                            9.00                  9.02                   0.00
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.13                 12.84                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               25.61                 33.99                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    27.02                 37.88                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    25.68                 24.98                  0.00
---------------------------------------------------------------------------------------------------------------------------------

Table 1 - 0.95% Asset Charge
Base Contract - with No Riders


-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                             Accumulation Unit     Accumulation Unit         Number of
                                                               Value at Beginning                              Accumulation
                                                               0f Period (12/31/05)     Value at End of       Units at End of
                                                                                     Period (12/31/06)           Period
---------------------------------------------------------------------------------------------------------------------------------
2006
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                              12.43                  14.34               6525.17
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund                                              11.37                  11.85              16495.77
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                       9.87                  10.80               2167.37
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                       14.07                  17.48              24960.82
---------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                               10.80                  11.25             246432.41
---------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                     11.11                  13.13              20578.49
---------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                        12.99                  14.17              68534.62
---------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                                 14.20                  16.88              24511.67
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                                 12.14                  13.18               2172.33
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                     12.26                  14.23               7954.50
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                          11.90                  13.77               4149.00
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Inflation Protection Fund                                     10.08                  10.14             132345.84
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                            13.22                  16.33             218521.09
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Large Company Value Fund                                      10.46                  12.41               4992.28
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Mid Cap Value Fund                                            10.83                  12.89               7884.45
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Ultra Fund                                                    10.08                   9.65               1096.61
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                                    13.24                  15.54             217541.02
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                            11.41                  12.44               5566.82
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                                    10.99                  11.64               4182.43
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                                   9.74                   9.73              11942.62
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset ManagerSM Portfolio                                        11.28                  11.97               1303.38
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth(R)Portfolio                                 11.00                  11.63               1845.20
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                               11.53                  12.74              19311.60
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                             15.10                  16.67             102311.30
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                          12.41                  14.74             102744.95
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                        11.40                  12.75               2983.83
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                                   11.67                  12.15               5243.48
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                                  9.92                  10.47              34236.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                            14.10                  15.50              83150.58
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                              11.29                  12.91             360524.37
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                                  11.69                  12.06              32141.60
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                                 17.80                  19.82              44069.28
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                           10.29                  10.69             209711.36
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                               15.60                  18.20              92487.70
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio                                       11.38                  13.07               1741.34
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Core Small Cap Fund                                         10.69                  11.88              57116.83
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund                                      10.39                  12.63              18831.07
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund                                          11.34                  13.06              15697.41
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                                14.85                  15.90               5488.51
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                     11.45                  11.81             145714.29
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                            13.25                  15.09              14159.33
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Growth & Income Portfolio                             12.14                  14.10              24339.33
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund International Portfolio                               18.01                  23.03             115332.66
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Mid-Cap Value Portfolio                               15.01                  16.69             119406.10
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Growth Series                                                         10.84                  11.55               4332.17
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                                11.29                  12.61                614.04
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                                  10.08                  11.27              12538.06
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                       11.66                  12.72               1815.71
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Fasciano Portfolio                                           10.31                  10.74               1595.55
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman MidCap Growth Portfolio                                      11.42                  12.95               1881.25
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Regency Portfolio                                            11.22                  12.36               5297.29
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                                12.20                  13.18             107582.71
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                              10.09                  10.39               2681.57
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                               11.47                  11.44              16796.70
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                              10.68                  10.99             508926.70
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio                                          9.57                  10.56              70474.70
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT PEA Renaissance Portfolio                                         10.09                  12.40               1323.29
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund                                   6.04                   5.89              10365.03
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund                                                      8.42                   9.02               3379.98
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund                                    11.23                  13.27              10678.85
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund                                                 11.90                  12.47               4957.64
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                            12.77                  14.09               6766.09
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                             10.65                  10.22                858.55
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund                                                  9.91                  10.19                581.98
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                     7.64                   7.00               7267.17
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                                   12.84                  13.55               4803.81
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                       20.97                  28.98              42932.36
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                            24.95                  30.77              43254.94
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                            22.11                  28.67              19275.32
---------------------------------------------------------------------------------------------------------------------------------

Table 2 - 3.60% Asset Charge
     Base Contract with Bonus Credit Rider and Minimum Premium
Rider and Higher Education Rider
     and Estate Planning Rider


-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                Accumulation Unit     Accumulation Unit         Number of
                                                                  Value at Beginning                              Accumulation
                                                                  of Period (12/31/05)     Value at End of       Units at End of
                                                                                        Period (12/31/06)           Period
---------------------------------------------------------------------------------------------------------------------------------
2006
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                              11.20                  12.59                  0.00
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund                                              10.25                  10.41                  0.00
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                       8.95                   9.54                  0.00
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                       12.77                  15.45                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                                9.74                   9.88                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                     10.02                  11.53                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                        11.71                  12.44                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                                 12.80                  14.82                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                                 10.94                  11.57                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                     11.05                  12.50                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                          10.73                  12.09                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Inflation Protection Fund                                      9.82                   9.62                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                            11.92                  14.34                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Large Company Value Fund                                      10.19                  11.77                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Mid Cap Value Fund                                            10.54                  12.23                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Ultra Fund                                                     9.82                   9.15                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                                    11.94                  13.64                265.16
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                            10.35                  10.99                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                                     9.97                  10.28                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                                   8.84                   8.60                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset ManagerSM Portfolio                                        10.17                  10.51                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth(R)Portfolio                                  9.92                  10.21                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                               10.40                  11.18                312.67
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                             13.62                  14.64                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                          11.19                  12.94                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                        10.28                  11.19                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                                   10.52                  10.67                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                                  8.94                   9.19                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                            12.71                  13.61                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                              10.18                  11.34                312.85
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                                  10.54                  10.59                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                                 16.04                  17.40                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                            9.27                   9.38                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                               14.07                  15.98                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio                                       10.89                  12.18                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Core Small Cap Fund                                         10.41                  11.28                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund                                      10.12                  11.98                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund                                          11.05                  12.39                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                                13.80                  14.38                  0.00
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                     10.39                  10.44                  0.00
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                            12.02                  13.34                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Growth & Income Portfolio                             10.94                  12.38                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund International Portfolio                               16.24                  20.22                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Mid-Cap Value Portfolio                               13.54                  14.66                  0.00
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Growth Series                                                          9.77                  10.14                  0.00
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                                10.18                  11.07                  0.00
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                                   9.09                   9.90                  0.00
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                       10.51                  11.17                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Fasciano Portfolio                                           10.04                  10.19                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman MidCap Growth Portfolio                                      11.12                  12.28                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Regency Portfolio                                            10.93                  11.73                  0.00
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                                11.37                  11.96                  0.00
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                               9.40                   9.43                335.79
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                               10.68                  10.38                  0.00
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                               9.95                   9.97                316.56
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio                                          9.32                  10.02                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT PEA Renaissance Portfolio                                          9.83                  11.76                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund                                   5.48                   5.21                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund                                     8.06                   8.41                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund                                                     10.19                  11.72                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P Fund                                                     10.80                  11.02                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                            12.22                  13.13                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                             10.38                   9.70                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund                                                  8.99                   9.00                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                           6.93                   6.19                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                                   11.81                  12.13                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                       19.03                  25.61                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                            22.50                  27.02                  0.00
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                            20.33                  25.68                  0.00
---------------------------------------------------------------------------------------------------------------------------------

Table 1 - 0.95% Asset Charge
Base Contract - with No Riders


-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                Accumulation Unit     Accumulation Unit         Number of
                                                                  Value at Beginning                              Accumulation
                                                                  of Period (12/31/04)     Value at End of       Units at End of
                                                                                        Period (12/31/05)           Period
----------------------------------------------------------------------------------------------------------------------------------
2005
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                               11.85                  12.43                15,233
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund                                               10.61                  11.37                33,034
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                        9.75                   9.87                 6,249
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                        12.16                  14.07                50,897
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                                 9.73                  10.80               190,674
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                       9.80                  11.11                46,408
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                         11.94                  12.99                96,881
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                                  12.26                  14.20                54,686
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                                  11.68                  12.14                 5,367
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                      10.14                  12.26                 6,517
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                           11.49                  11.90                 5,098
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Inflation Protection Fund                                      10.02                  10.08                     0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                             11.80                  13.22               343,012
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Large Company Value Fund                                       10.00                  10.46                 3,079
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Mid Cap Value Fund                                             10.00                  10.83                 1,099
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Ultra Fund                                                      9.98                  10.08                10,835
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                                     12.75                  13.24               259,033
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                             11.02                  11.41                 1,913
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                                     11.05                  10.99                 3,810
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                                   10.83                   9.74                33,351
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset ManagerSM Portfolio                                         10.97                  11.28                 7,951
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth(R)Portfolio                                  10.73                  11.00                13,751
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                                11.03                  11.53                26,781
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                              13.07                  15.10               114,704
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                           11.87                  12.41               123,059
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                         10.72                  11.40                12,977
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                                    10.84                  11.67                16,652
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                                   9.49                   9.92                93,144
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                             13.91                  14.10               181,073
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                               10.90                  11.29               332,528
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                                   11.58                  11.69                77,123
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                                  15.22                  17.80                62,308
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                            10.08                  10.29               291,747
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                                13.26                  15.60                79,145
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio                                        11.21                  11.38                    93
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Core Small Cap Fund                                          10.00                  10.69                23,934
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund                                       10.00                  10.39                13,726
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund                                           10.00                  11.34                 8,525
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                                 13.35                  14.85                 9,977
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                      11.25                  11.45               128,083
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                             12.93                  13.25                34,561
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Growth & Income Portfolio                              11.87                  12.14                43,520
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund International Portfolio                                14.36                  18.01                12,845
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Mid-Cap Value Portfolio                                14.01                  15.01               144,839
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Growth Series                                                          10.04                  10.84                13,714
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                                 10.65                  11.29                 1,416
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                                    9.69                  10.08                36,876
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                        10.94                  11.66                10,582
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Fasciano Portfolio                                            10.00                  10.31                 1,503
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman MidCap Growth Portfolio                                       10.00                  11.42                     0
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Regency Portfolio                                             10.00                  11.22                   938
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                                 11.83                  12.20               242,527
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                               10.09                  10.09                 7,042
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                                11.34                  11.47                29,368
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                               10.53                  10.68               416,450
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio                                          10.00                   9.57                     0
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT PEA Renaissance Portfolio                                          10.00                  10.09                     0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund                                   10.00                  10.65                 1,786
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund                                                       6.02                   6.04                39,046
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund                                      8.97                   8.42                 3,629
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund                                                   7.77                   7.64                 3,942
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                             10.90                  11.23                53,225
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                              11.88                  11.90                14,416
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund                                                  11.34                  12.77                   183
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                      9.80                   9.91                 2,063
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                                    13.37                  12.84                 9,228
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                        16.04                  20.97                20,897
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                             16.61                  24.95                38,642
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                             18.44                  22.11                27,723
----------------------------------------------------------------------------------------------------------------------------------

Table 2 - 3.60% Asset Charge
     Base Contract with Bonus Credit Rider and Minimum Premium
Rider and Higher Education Rider
     and Estate Planning Rider


-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                Accumulation Unit     Accumulation Unit         Number of
                                                                  Value at Beginning                              Accumulation
                                                                  of Period (12/31/04)     Value at End of       Units at End of
                                                                                        Period (12/31/05)           Period
--------------------------------------------------------------------------------------------------------------------------------
2005
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                             10.97                  11.20                     0
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund                                              9.82                  10.25                     0
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                      9.08                   8.95                     0
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                      11.32                  12.77                     0
--------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                               9.01                   9.74                     0
--------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                     9.07                  10.02                     0
--------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                       11.05                  11.71                     0
--------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                                11.35                  12.80                     0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                                10.81                  10.94                     0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                     9.38                  11.05                     0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                         10.64                  10.73                     0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Inflation Protection Fund                                    10.02                   9.82                     0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                           10.92                  11.92                     0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Large Company Value Fund                                     10.00                  10.19                     0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Mid Cap Value Fund                                           10.00                  10.54                     0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Ultra Fund                                                    9.98                   9.82                     0
--------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                                   11.80                  11.94                   307
--------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                           10.27                  10.35                     0
--------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                                   10.29                   9.97                     0
--------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                                 10.09                   8.84                     0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset ManagerSM Portfolio                                       10.16                  10.17                     0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth(R)Portfolio                                 9.93                   9.92                     0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                              10.21                  10.40                   362
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                            12.10                  13.62                     0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                         10.98                  11.19                     0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                        9.92                  10.28                     0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                                  10.03                  10.52                     0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                                 8.78                   8.94                     0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                           12.88                  12.71                     0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                             10.09                  10.18                   362
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                                 10.72                  10.54                     0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                                14.09                  16.04                     0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                           9.33                   9.27                     0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                              12.27                  14.07                     0
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio                                      11.02                  10.89                     0
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Core Small Cap Fund                                        10.00                  10.41                     0
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund                                     10.00                  10.12                     0
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund                                         10.00                  11.05                     0
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                               12.73                  13.80                     0
--------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                    10.48                  10.39                     0
--------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                           12.05                  12.02                     0
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Growth & Income Portfolio                            10.99                  10.94                     0
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund International Portfolio                              13.29                  16.24                     0
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Mid-Cap Value Portfolio                              12.96                  13.54                     0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Growth Series                                                         9.30                   9.77                     0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                                9.86                  10.18                     0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                                  8.97                   9.09                     0
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                      10.12                  10.51                     0
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Fasciano Portfolio                                          10.00                  10.04                     0
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman MidCap Growth Portfolio                                     10.00                  11.12                     0
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Regency Portfolio                                           10.00                  10.93                     0
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                               11.32                  11.37                     0
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                              9.65                   9.40                   380
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                              10.85                  10.68                     0
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                             10.07                   9.95                   357
--------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio                                        10.00                   9.32                     0
--------------------------------------------------------------------------------------------------------------------------------
Premier VIT PEA Renaissance Portfolio                                        10.00                   9.83                     0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund                                 10.00                  10.38                     0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund                                    8.82                   8.06                     0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Fund                                                     5.60                   5.48                     0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P Fund                                                     7.24                   6.93                     0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                           10.16                  10.19                     0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                            11.07                  10.80                     0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund                                                11.14                  12.22                     0
--------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                          9.13                   8.99                     0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                                  12.62                  11.81                     0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                      14.94                  19.03                     0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                           15.37                  22.50                     0
--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                           17.41                  20.33                     0
--------------------------------------------------------------------------------------------------------------------------------


Table 1 - 0.95% Asset Charge
Base Contract - with No Riders
-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                     Accumulation Unit    Accumulation Unit         Number of
                                                                                                                     Accumulation
                                                                       Value at Beginning     Value at End of       Units at End of
                                                                       of Period 12/31/03     Period 12/31/04           Period
-----------------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund1                                        11.01                11.85                 4,870
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund2                                        9.96                 10.61                 9,390
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund3                                                9.41                 9.75                  1,989
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund4                                                 9.93                 12.16                20,836
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                          9.31                 9.73                 49,702
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                9.15                 9.80                 15,807
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                   10.66                11.94                32,344
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                            10.62                12.26                15,677
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                            10.74                11.68                 1,941
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                9.51                 10.14                 1,990
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                     10.31                11.49                 1,887
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                       10.38                11.80                112,135
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                               11.27                12.75                78,229
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio)                                      10.38                11.02                  878
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                               10.20                11.05                 2,001
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                             9.90                 10.83                18,012
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset ManagerSM Portfolio                                   10.53                10.97                 3,688
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth(R)Portfolio                            10.25                10.73                 4,727
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                          10.59                11.03                 6,921
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                        11.46                13.07                38,164
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                     10.77                11.87                53,682
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                   10.25                10.72                 4,516
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                              10.24                10.84                 6,508
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                            9.29                 9.49                 44,408
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                       12.84                13.91                85,610
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                         9.97                 10.90                98,733
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                             11.22                11.58                33,991
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                            12.33                15.22                24,160
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                      10.05                10.08                74,003
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                          11.81                13.26                23,962
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/2004-12/31/2004)            10.00                11.21                   0
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                10.89                11.25                45,720
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                       7.62                 12.93                14,436
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                           0.00                 13.35                 3,887
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Growth & Income Portfolio                        8.20                 11.87                16,188
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund International Portfolio                          8.58                 14.36                 3,124
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Mid-Cap Value Portfolio                          9.22                 14.01                45,732
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Growth Series                                                    6.99                 10.04                 6,140
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                           8.02                 10.65                  679
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                             6.97                 9.69                 14,704
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                  7.76                 10.94                 2,851
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                           10.90                11.83                101,819
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                         10.00                10.09                 1,862
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                          10.51                11.34                 4,511
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                         10.13                10.53                129,543
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                     11.10                6.02                  5,889
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund  ( 5/1/04-12/31/04)                                   10.00                8.97                   804
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                       6.97                 10.90                18,768
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                        7.61                 11.88                 4,750
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund ( 5/1/04-12/31/04)                         10.00                11.34                  161
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                     9.87                 9.80                   712
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                       11.55                7.77                   572
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                              10.57                13.37                 3,171
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                  8.42                 16.04                 7,192
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                       9.41                 16.61                11,791
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                       10.26                18.44                10,095
-----------------------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2Formerly INVESCO VIF-Health Sciences Fund
3Formerly INVESCO VIF-Technology Fund
4Formerly INVESCO VIF-Utilities Fund


Table 2 - 3.60% Asset Charge
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
-----------------------------------------------------------------------------------------------------------------------------------
                           Investment Division                         Accumulation Unit    Accumulation Unit         Number of
                                                                                                                    Accumulation
                                                                      Value at Beginning     Value at End of       Units at End of
                                                                      of Period 12/31/03     Period 12/31/04           Period
-----------------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund1                                        10.46                10.97                   0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund2                                        9.47                 9.82                    0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund3                                                9.00                 9.08                    0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund4                                                 9.50                 11.32                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                          8.85                 9.01                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                8.69                 9.07                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                   10.13                11.05                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                            10.10                11.35                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                            10.21                10.81                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                9.04                 9.38                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                     9.80                 10.64                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                       9.86                 10.92                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                               10.71                11.80                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                       9.93                 10.27                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                               9.76                 10.29                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                             9.47                 10.09                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset ManagerSM Portfolio                                   10.01                10.16                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth(R)Portfolio                            9.74                 9.93                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                          10.07                10.21                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                        10.89                12.10                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                     10.24                10.98                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                   9.75                 9.92                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                              9.73                 10.03                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                            8.83                 8.78                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                       12.20                12.88                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                         9.48                 10.09                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                             10.67                10.72                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                            11.72                14.09                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                      9.56                 9.33                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                          11.23                12.27                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (Period from 5/31/04-12/31/04)   10.00                11.02                   0
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                10.41                10.48                   0
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                       9.82                 12.05                   0
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                           11.79                12.73                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Growth & Income Portfolio                        10.11                10.99                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund International Portfolio                          11.42                13.29                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Mid-Cap Value Portfolio                          10.84                12.96                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Growth Series                                                    8.55                 9.30                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                           9.20                 9.86                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                             8.75                 8.97                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                  9.08                 10.12                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                           10.71                11.32                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                         9.82                 9.65                    0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                          10.32                10.85                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                         9.95                 10.07                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                     6.59                 5.60                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (Period from 5/31/04-12/31/04)                        10.00                8.82                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                       9.19                 10.16                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                        10.49                11.07                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (Period from 5/31/04-12/31/04)             10.00                11.14                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                     9.45                 9.13                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                       8.36                 7.24                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                              11.99                12.62                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                  12.31                14.94                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                       12.86                15.37                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                       13.25                17.41                   0
-----------------------------------------------------------------------------------------------------------------------------------

1Formerly INVESCO VIF-Financial Services Fund
2Formerly INVESCO VIF-Health Sciences Fund 3Formerly INVESCO VIF-Technology Fund
4Formerly INVESCO VIF-Utilities Fund

Table 1 - 0.95% Asset Charge
Base Contract - with No Riders
-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                   Accumulation Unit    Accumulation Unit         Number of
                                                                                                                   Accumulation
                                                                     Value at Beginning     Value at End of       Units at End of
                                                                     of Period 12/31/02     Period 12/31/03           Period
-----------------------------------------------------------------------------------------------------------------------------------
2003
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                          6.96                 9.31                 20,975
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                6.85                 9.15                 17,909
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                   7.28                 10.66                14,172
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                            7.53                 10.62                 9,790
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                       9.08                 10.74                 1,303
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                           7.97                 9.51                  1,261
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                                8.05                 10.31                 1,689
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                  8.42                 10.38                32,602
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                          8.83                 11.27                25,644
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                       7.64                 0.00                    0
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                   5.96                 0.00                    0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                       8.58                 10.38                  413
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                               7.82                 10.20                  287
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                             7.16                 9.90                  5,518
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset ManagerSM Portfolio                                   9.04                 10.53                 2,667
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth(R)Portfolio                            8.41                 10.25                 4,349
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                          9.11                 10.59                 4,855
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                        9.02                 11.46                11,557
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                     8.36                 10.77                17,667
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                   8.38                 10.25                 3,241
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                              7.99                 10.24                 5,070
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                            7.08                 9.29                  8,753
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                       10.22                12.84                15,851
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                         7.86                 9.97                 33,565
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                             10.80                11.22                11,255
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                            9.00                 12.33                10,071
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                      10.05                10.05                39,326
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                          8.34                 11.81                 5,802
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                      8.57                 11.01                 4,577
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                         7.87                 9.96                  7,576
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                              6.54                 9.41                  1,200
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                               8.54                 9.93                  2,635
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                             10.60                10.89                21,153
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                    7.62                 10.27                 2,567
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/03)      0.00                 12.04                  826
-----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                  7.40                 9.43                    0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                    8.20                 10.64                 6,819
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                      8.58                 12.01                 1,045
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                      9.22                 11.40                17,624
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Growth Series                                                    6.99                 9.00                  3,538
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                           8.02                 9.68                   147
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                             6.97                 9.21                 12,198
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                  7.76                 9.56                  2,642
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                       10.00                10.90                86,615
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                     10.00                10.00                  989
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                      10.00                10.51                 3,015
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                     10.00                10.13                38,780
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                     11.10                6.89                   601
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                       6.97                 9.60                 17,298
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                        7.61                 10.97                 2,116
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                     9.97                 9.87                   791
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                       11.55                8.74                  1,220
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                         10.26                0.00                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                              10.57                12.37                 2,810
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                  8.42                 12.86                 3,811
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                       9.41                 13.52                 7,461
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                       10.26                13.67                 6,141
-----------------------------------------------------------------------------------------------------------------------------------


Table 2 - 3.60% Asset Charge
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
-----------------------------------------------------------------------------------------------------------------------------------
                           Investment Division                       Accumulation Unit    Accumulation Unit         Number of
                                                                                                                  Accumulation
                                                                    Value at Beginning     Value at End of       Units at End of
                                                                    of Period 12/31/02     Period 12/31/03           Period
-----------------------------------------------------------------------------------------------------------------------------------
2003
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                         6.79                 8.85                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                               6.69                 8.69                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                  7.11                 10.13                   0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                           7.35                 10.10                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                      8.86                 10.21                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                          7.78                 9.04                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                               7.86                 9.80                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                 8.22                 9.86                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                         8.62                 10.71                   0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                      7.51                 0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                  5.86                 0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                      8.43                 9.93                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                              7.68                 9.76                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                            7.03                 9.47                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset ManagerSM Portfolio                                  8.82                 10.01                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth(R)Portfolio                           8.21                 9.74                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                         8.89                 10.07                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                       8.81                 10.89                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                    8.16                 10.24                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                  8.18                 9.75                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                             7.80                 9.73                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                           6.91                 8.83                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                      9.98                 12.20                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio  )                                     7.67                 9.48                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                            10.54                10.67                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                           8.79                 11.72                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                     9.81                 9.56                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                         8.14                 11.23                   0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                     8.37                 10.46                   0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                        7.68                 9.47                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                             6.42                 9.00                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                              8.39                 9.50                    0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                            10.41                10.41                   0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                   7.49                  9.82                   0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 - 12/31/03)     0.00                 11.79                   0
----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                 7.23                 8.96                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                   8.00                 10.11                   0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                     8.38                 11.42                   0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                     9.00                 10.84                   0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Growth Series                                                   6.82                 8.55                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                          7.83                 9.20                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                            6.80                 8.75                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                 7.57                 9.08                    0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                      10.00                10.71                   0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                    10.00                9.82                    0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                     10.00                10.32                   0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                    10.00                9.95                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                    10.91                6.59                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                      6.84                 9.19                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                       7.48                 10.49                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                    9.79                 9.45                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                      11.35                8.36                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                        10.21                0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                             10.52                11.99                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                 8.27                 12.31                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                      9.19                 12.86                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                      10.21                13.25                   0
----------------------------------------------------------------------------------------------------------------------------------


Table 1 - 0.95% Asset Charge
Base Contract - with No Riders
-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                   Accumulation Unit    Accumulation Unit         Number of
                                                                                                                   Accumulation
                                                                     Value at Beginning     Value at End of       Units at End of
                                                                     of Period 12/31/01     Period 12/31/02           Period
-----------------------------------------------------------------------------------------------------------------------------------
2002
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                         10.00                6.96                   249
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)               10.00                6.85                  2,727
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)                  10.00                7.28                   274
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)            10.00                7.53                  1,559
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                     10.00                9.08                   11
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)          10.00                7.97                   24
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)                10.00                8.05                   127
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 - 12/31/02)                  10.00                8.42                   432
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                         10.00                8.83                  1,002
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                      10.00                7.64                    0
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)                 10.00                5.96                    0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                      10.00                8.58                    0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)              10.00                7.82                    0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)            10.00                7.16                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset ManagerSM Portfolio  (2/1/02 - 12/31/02)                 10.00                9.04                   27
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth(R)Portfolio(2/1/02 - 12/31/02)            10.00                8.41                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                         10.00                9.11                   48
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                       10.00                9.02                  1,090
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                    10.00                8.36                  1,379
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)                  10.00                8.38                  1,518
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)              10.00                7.99                  1,757
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                           10.00                7.08                  5,692
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                      10.00                10.22                  10
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                        10.00                7.86                  4,605
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)            10.00                10.80                 2,855
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                           10.00                9.00                   681
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                     10.00                10.05                 1,845
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                         10.00                8.34                   458
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                     10.00                8.57                  1,183
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                        10.00                7.87                  1,449
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 - 12/31/02)                             10.00                6.54                   120
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                              10.00                8.54                    0
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 - 12/31/02)            10.00                10.60                 1,950
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio
(5/1/02 - 12/31/02)                                                         10.00                7.62                    0
-----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                                10.00                7.40                   13
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                   10.00                8.20                   328
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 - 12/31/02)                     10.00                8.58                    0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                     10.00                9.22                  1,983
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Growth Series (2/1/02 - 12/31/02)                                   10.00                6.99                   27
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                          10.00                8.02                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 - 12/31/02)                            10.00                6.97                   860
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 - 12/31/02)                                 10.00                7.76                  1,260
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                    10.00                11.10                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/02)                                      10.00                6.97                   345
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/02)                                       10.00                7.61                   310
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                    10.00                9.97                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                      10.00                11.55                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                   10.00                10.26                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/02)                           10.00                10.57                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)                 10.00                8.42                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                     10.00                9.41                   21
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/02)                    10.00                10.26                   0
-----------------------------------------------------------------------------------------------------------------------------------


Table 2 - 3.60% Asset Charge
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
----------------------------------------------------------------------------------------------------------------------------------
                           Investment Division                         Accumulation Unit    Accumulation Unit         Number of
                                                                                                                    Accumulation
                                                                      Value at Beginning     Value at End of       Units at End of
                                                                      of Period 12/31/01     Period 12/31/02           Period
-----------------------------------------------------------------------------------------------------------------------------------
2002
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02 )                       10.00                6.79                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)              10.00                6.69                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)                 10.00                7.11                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)           10.00                7.35                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                    10.00                8.86                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 - 12/31/02)         10.00                7.78                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)               10.00                7.86                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 - 12/31/02)                 10.00                8.22                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                        10.00                8.62                    0
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                     10.00                7.51                    0
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02 )               10.00                5.86                    0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                     10.00                8.43                    0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)             10.00                7.68                    0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)           10.00                7.03                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset ManagerSM Portfolio  (2/1/02 - 12/31/02)                10.00                8.82                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth(R)Portfolio(2/1/02 - 12/31/02)           10.00                8.21                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                        10.00                8.89                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                      10.00                8.81                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                   10.00                8.16                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)                 10.00                8.18                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)             10.00                7.80                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                          10.00                6.91                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                     10.00                9.98                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                       10.00                7.67                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)           10.00                10.54                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02 )                         10.00                8.79                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                    10.00                9.81                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                        10.00                8.14                    0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                    10.00                8.37                    0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                       10.00                7.68                    0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 - 12/31/02)                            10.00                6.42                    0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                             10.00                8.39                    0
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 - 12/31/02)           10.00                10.41                   0
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                  10.00                7.49                    0
-----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                               10.00                7.23                    0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                  10.00                8.00                    0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 - 12/31/02)                    10.00                8.38                    0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                    10.00                9.00                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Growth Series (2/1/02 - 12/31/02)                                  10.00                6.82                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                         10.00                7.83                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 - 12/31/02)                           10.00                6.80                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 - 12/31/02)                                10.00                7.57                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                   10.00                10.91                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/02)                                     10.00                6.84                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/02)                                      10.00                7.48                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                   10.00                9.79                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                     10.00                11.35                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                  10.00                10.21                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/02)                          10.00                10.52                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)                10.00                8.27                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                    10.00                9.19                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/02)                   10.00                10.21                   0
-----------------------------------------------------------------------------------------------------------------------------------

                                   APPENDIX I
                Guaranteed Minimum Withdrawal Benefit - Examples

Example 1: Assume You select the GMWB rider when You purchase Your contract and Your initial premium is $100,000.
      o     Your guaranteed amount is $100,000, which is Your initial premium.
      o Your payment amount is $7,000, which is 7% of Your initial Guaranteed Amount.

Example 2: Assume the same facts as Example 1. If You make an additional premium payment of $50,000, then
      o Your guaranteed amount is $150,000, which is Your prior guaranteed amount ($100,000) plus Your additional premium payment ($50,000).
      o Your payment amount is $10,500, which is Your prior payment amount ($7,000) plus 7% of Your additional premium payment ($3,500).

Example 3: Assume the same facts as Example 1. If You take the maximum payment amount before the end of the first contract year, then
      o Your guaranteed amount becomes $93,000, which is Your prior guaranteed amount ($100,000) minus the payment amount ($7,000).
      o Your payment amount for the next year remains $7,000, because You did not take more than the payment amount ($7,000).

Each time a withdrawal is taken from the contract, the withdrawal is deducted from the guaranteed amount (this is the "new Guaranteed Amount") and the withdrawal is deducted from the contract's accumulation value (this is the "new accumulation value"). There are three distinct circumstances that may occur when the total withdrawals exceed the payment amount in any contract year.

First, following a withdrawal that exceeds the payment amount, the new accumulation value may equal or exceed the new guaranteed amount and the net premiums (total premiums less withdrawals prior to current withdrawal). In this case, the new guaranteed amount and the payment amount remains unchanged.

Second, following a withdrawal that exceeds the payment amount, the new accumulation value may equal or exceed the new guaranteed amount and be less than the net premiums (total premiums less withdrawals prior to current withdrawal). In this case the new guaranteed amount is unchanged and the payment amount is reduced to 7% of the new accumulation value.

Finally, following a withdrawal that exceeds the payment amount, the new accumulation value may be less than the new Guaranteed Amount. In this case the new guaranteed amount is reduced to the new accumulation value and the payment amount is reduced to 7% of the new Guaranteed Amount. Examples 4, 5 and 6 demonstrate these circumstances, respectively. Example 4: Assume the same facts as Example 1. If You withdraw $50,000, and Your accumulation value is $150,000 at the time of the withdrawal, then We recalculate Your guaranteed amount by comparing the results of two calculations:
      o First We deduct the amount of the withdrawal ($50,000) from Your accumulation value ($150,000). This equals $100,000 and is Your "new accumulation value".
      o Second, We deduct the amount of the withdrawal ($50,000) from Your guaranteed amount ($100,000). This is $50,000 and is Your "new Guaranteed Amount".

Since the new accumulation value ($100,000) is greater than or equal to the new guaranteed amount ($50,000), and it is greater than or equal to Your net premiums in the contract before the withdrawal ($100,000), there is no reduction in the new guaranteed amount ($50,000) or the payment amount ($7,000).

Example 5: Assume the same facts as Example 1. If You withdraw $60,000, and Your accumulation value is $150,000 at the time of the withdrawal, then We recalculate Your guaranteed amount by comparing the results of two calculations:
      o First We deduct the amount of the withdrawal ($60,000) from Your accumulation value ($150,000). This equals $90,000 and is Your "new accumulation value".
      o Second, We deduct the amount of the withdrawal ($60,000) from Your guaranteed amount ($100,000). This is $40,000 and is Your "new Guaranteed Amount".

Since the new accumulation value ($90,000) is greater than or equal to the new guaranteed amount ($40,000), but less than Your net premiums in the contract before the withdrawal ($100,000), there is no reduction in the new guaranteed amount ($40,000) and the payment amount is reduced. The new payment amount is 7% of Your new accumulation value, which is $6,300.

Example 6: Assume the same facts as Example 1. If You withdraw $50,000, and Your accumulation value is $80,000 at the time of the withdrawal, then We recalculate Your guaranteed amount by comparing the results of two calculations:
      o First We deduct the amount of the withdrawal ($50,000) from Your accumulation value ($80,000). This equals $30,000 and is Your "new accumulation value".
      o Second, We deduct the amount of the withdrawal ($50,000) from Your guaranteed amount ($100,000). This is $50,000 and is Your "new Guaranteed Amount).

Since the new accumulation value ($30,000) is less than the new guaranteed amount ($50,000), Your new guaranteed amount is reduced to the new accumulation value ($30,000) and the payment amount is reduced to 7% of the new guaranteed amount ($2,100).

Example 7: Assume the same facts as Example 1. If You elect to "step up" Your GMWB after the 5th contract anniversary following the addition of this rider to Your contract, assuming You have made no withdrawals during the 5 years the rider has been inforce, and Your accumulation value at the time of step up is $200,000, then We recalculate Your guaranteed amount by comparing the results of two calculations:
      o We recalculate Your new guaranteed amount to equal Your accumulation value, which is $200,000.
Your new payment amount is equal to 7% of Your new Guaranteed Amount, or $14,000.

                                   APPENDIX II
                         Guaranteed Income 5 - Examples


Basic Calculations


Example 1: Assume You select the Guaranteed Income 5 rider when You purchase Your contract, You are age 65 and Your initial premium is $100,000.
      o Your Guaranteed Payment Benefit (GPB) is $100,000, which is Your initial premium.
      o     Your GPA is $5,000, which is 5% of Your initial GPB.
      o     Your LPA is $5,000, which is 5% of Your initial GPB.

Example 2: Assume the same facts as Example 1. If You make an additional premium payment of $50,000, then:
      o Your GPB would be $150,000, which is Your prior GPB ($100,000) plus Your additional premium payment ($50,000).
      o Your GPA is $7,500, which is Your prior GPA ($5,000) plus 5% of Your additional premium payment ($2,500).
      o Your LPA is $7,500, which is Your prior LPA ($5,000) plus 5% of Your additional premium payment ($2,500).

Example 3: Assume the same facts as Example 1. If You take the maximum GPA ($5,000) before the end of the first contract year, then
      o Your GPB becomes $95,000, which is Your prior GPB ($100,000) minus the GPA ($5,000).
      o Your GPA for the next year remains $5,000, because You did not take more than the maximum GPA ($5,000).
      o Your LPA for the next year remains $5,000, because You did not take more than the maximum LPA ($5,000).

Example 4: Assume the same facts as Example 1, except the issue age is 64. You would not have an LPA benefit until age 65. On Your first contract anniversary You would be 65, so Your LPA would calculate.
      o     GPB is $100,000, which was Your initial premium.
      o     GPA is $5,000, which is 5% of Your initial GPB.
      o Your LPA would be $5,000, which is 5% of Your GPB ($100,000) on Your contract anniversary.

Withdrawals for more than Your GPA

Example 5: Assume the same facts as Example 1. If You withdraw $40,000 and Your accumulation value is $150,000 at the time of withdrawal, then
      o Your GPB is $60,000, which is the lesser of Your new accumulation value ($110,000) and Your GPB prior to the withdrawal minus the withdrawal ($60,000).
      o Your GPA is $5,000, which is the lesser of Your GPA prior to the withdrawal ($5,000) and 5% times the greater of Your accumulation value ($110,000) and Your GPB ($60,000) after the withdrawal.
      o Your LPA is $5,000, which is the lesser of Your LPA prior to the withdrawal ($5,000) and 5% times the greater of Your accumulation value ($110,000) and Your GPB ($60,000) after the withdrawal.

Example 6: Assume the same facts as Example 1. If You withdraw $60,000 and Your accumulation value is $150,000 at the time of withdrawal, then
      o Your GPB is $40,000, which is the lesser of Your new accumulation value, then($90,000) and Your GPB prior to the withdrawal minus the withdrawal ($40,000).
      o Your GPA is $4,500, which is the lesser of Your GPA prior to the withdrawal ($5,000) and 5% times the greater of Your accumulation value ($90,000) and Your GPB ($40,000) after the withdrawal.
      o Your LPA is $4,500, which is the lesser of Your LPA prior to the withdrawal ($5,000) and 5% times the greater of Your accumulation value ($90,000) and Your GPB ($40,000) after the withdrawal.

Example 7: Assume the same facts as Example 1. If You withdraw $40,000 and Your accumulation value is $90,000 at the time of withdrawal, then
      o Your GPB is $50,000, which is the lesser of Your new accumulation value ($50,000) and Your GPB prior to the withdrawal minus the withdrawal ($60,000).
      o Your GPA is $2,500, which is the lesser of Your GPA prior to the withdrawal ($5,000) and 5% times the greater of Your accumulation value ($50,000) and Your GPB ($50,000) after the withdrawal.
      o Your LPA is $2,500, which is the lesser of Your LPA prior to the withdrawal ($5,000) and 5% times the greater of Your accumulation value ($50,000) and Your GPB ($50,000) after the withdrawal. Step-Up

Example 8: Assume the same facts as in Example 1. If You elect to "Step-Up" Your benefit after the 5th contract anniversary following the addition of this rider to Your contract, assuming You have made no withdrawals during the 5 years the rider has been in force, and Your accumulation value at the time of step up is $200,000, then
      o Your GPB is $200,000, which is Your accumulation value on the Step-Up Date.
      o Your new GPA is $10,000, which is the greater of Your GPA prior to Step-Up ($5,000) and 5% of Your new GPB ($200,000).
      o Your new LPA is $10,000, which is the greater of Your LPA prior to Step-Up ($5,000) and 5% of Your new GPB ($200,000).

Example 9: Assume the same facts as in Example 1. If You had taken $5,000 withdrawals each of Your first 5 contract years, Your GPB would be $75,000. If You elect to "Step-Up" Your benefit after the 5th contract anniversary and Your accumulation value at the time of step up is $90,000, then
      o     Your GPB is $90,000, which is Your accumulation value on the Step-Up
            Date.
      o Your new GPA is $5,000, which is the greater of Your GPA prior to Step-Up ($5,000) and 5% of Your new GPB ($90,000).
      o Your new LPA is $5,000, which is the greater of Your LPA prior to Step-Up ($5,000) and 5% of Your new GPB ($90,000).

Bonus Credit

Example 10: Assume the same facts as in Example 1. If You have not taken any withdrawals as of Your first contract anniversary, You would get a bonus credit, then
      o Your GPB is $105,000, which is Your GPB prior to the Bonus Credit ($100,000) plus 5% of Your initial GPB ($100,000).
      o     Your GPA is $5,250, which is the greater of Your GPA prior to the bonus credit ($5,000) and 5% of Your current GPB ($105,000).
      o     Your LPA is $5,250, which is the greater of Your LPA prior to the bonus credit ($5,000) and 5% of Your current GPB ($105,000).

Example 11: Assume the same facts as in Example 3. Since You took a withdrawal in year 1, You would not get a bonus credit in year 1. If You have not taken any withdrawals in year 2, You would get a bonus credit, then
      o Your GPB is $100,000, which is Your GPB prior to the Bonus Credit ($95,000) plus 5% of Your initial GPB ($100,000).
      o     Your GPA is $5,000, which is the greater of Your GPA prior to the bonus credit ($5,000) and 5% of Your current GPB ($100,000).
      o     Your LPA is $5,000, which is the greater of Your LPA prior to the bonus credit ($5,000) and 5% of Your current GPB ($100,000).

Example 12: Assume the same facts as in Example 11. Since You took a withdrawal in year 1, You would not get a bonus credit in year 1. Since You did not take a withdrawal in year 2, You would receive a bonus credit in year 2. Now assume You took a withdrawal in year 3 for $50,000. You would not get a bonus credit in year 3 and, because the $50,000 exceeds Your GPA of $5,000, You will not be eligible to receive any more bonus credits, even if You do not take withdrawals in years 4 through 10.


GPA is more than LPA

Example 13: Assume the same facts as in Example 1, except the issue age is 60. Since the issue age is 60, the LPA would not calculate for 5 years (until age
65). Assume You take withdrawals of $5,000 each of the first 5 contract years, then
      o Your GPB is $75,000, which is Your initial GPB ($100,000) minus $5,000 for 5 contract years.
      o Your GPA is $5,000, which is Your initial GPA ($5,000), since You have not taken more than Your GPA in any contract year.
      o Your initial LPA is $3,750, which is 5% times Your GPB ($75,000) on Your 5th contract anniversary.

Example 14: Assume the same facts as in Example 12. If You take a withdrawal for $4,000 which is greater than Your LPA, but less than Your GPA, then Your LPA would recalculate, and
      o Your GPB is $71,000, which is Your prior GPB ($75,000) minus Your withdrawal ($4,000) since the withdrawal was less than the GPA.
      o Your GPA for the next year remains $5,000, because You did not take more than the maximum GPA ($5,000).
      o     Your LPA is $3,550, which is 5% times Your GPB ($71,000).

                                  APPENDIX III
                    Guaranteed Income Select Rider - Examples

Example 1: Assumes a 55 year old male elects the Guaranteed Income Select Rider at issue. At age 65, the contract holder wishes to annuitize for a life payout option.

Age                                                                                   Contract Values

55    Initial Premium                                                                 $100,000.00

65    Base Contract Account Value                                                     $100,000.00
      Base Contract Income Factor                                                     5.69
      Base Contract Monthly Income Payment                                            $569.00

      GMIB Roll-Up Benefit                                                            $162,889
      GMIB Annual Step-Up Benefit                                                     $125,000
      GMIB Accumulation value (greater of roll-up and Annual Step-Up benefit)         $162,889
      GMIB Income Factor                                                              4.65
      GMIB Monthly Income Payment                                                     $757.44

      Monthly Income Payment (greatest income payment)                                $757.44

 Example 2:  Assumes the same facts as Example 1.

Age                                                                                   Contract Values

55    Initial Premium                                                                 $100,000.00

65    Base Contract Account Value                                                     $140,000.00
      Base Contract Income Factor                                                     5.69
      Base Contract Monthly Income Payment                                            $796.60

      GMIB Roll-Up Benefit                                                            $162,889
      GMIB Annual Step-Up Benefit                                                     $190,000
      GMIB Accumulation value (greater of roll-up and Annual Step-Up benefit)         $190,000
      GMIB Income Factor                                                              4.65
      GMIB Monthly Income Payment                                                     $883.50

      Monthly Income Payment (greatest income payment)                                $883.50


Example 3:  Assumes the same facts as Example 1.

Age                                                                                   Contract Values

55      Initial Premium                                                               $100,000.00

65      Base Contract Account Value                                                   $150,000.00
        Base Contract Income Factor                                                   5.69
        Base Contract Monthly Income Payment                                          $853.50

        GMIB Roll-Up Benefit                                                          $162,889
        GMIB Annual Step-Up Benefit                                                   $160,000
        GMIB accumulation value (greater of roll-up and Annual Step-Up benefit)       $162,889
        GMIB Income Factor                                                            4.65
        GMIB Monthly Income Payment                                                   $757.44

        Monthly Income Payment (greatest income payment)                              $853.50


Example 4:  Assumes a 55 year old male elects the Guaranteed Income Select Rider at issue.  At age 65, the contract holder chooses not to annuitize and keeps the contract inforce.
Age                                                                                   Contract Values

55    Initial Premium                                                                 $100,000.00

65    Base Contract Account Value before GMAB benefit                                 $90,000.00

      GMAB Benefit                                                                    $100,000.00

      Base Contract Account Value after GMAB benefit                                  $100,000.00


Example 5:  Assumes the same facts as Example 4.

Age                                                                                   Contract Values

55    Initial Premium                                                                 $100,000.00

65    Base Contract Account Value before GMAB benefit                                 $150,000.00

      GMAB Benefit                                                                    $100,000.00

      Base Contract Account Value after GMAB benefit                                  $150,000.00


The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account C including more information about commissions and distribution expenses. A free copy of the SAI can be obtained by contacting Your registered representative or by contacting Our Principal Office at:

                     Midland National Life Insurance Company
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll-free)
                         Fax: (866) 270-9565 (toll free)

Information about Midland National Life Insurance Company can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the public reference room may be obtained by calling the SEC at 202-551-8090. Reports and other information about Midland National Life Insurance Company are also available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington, DC 20549-0102.


SEC File No. 811-07772

                   STATEMENT OF ADDITIONAL INFORMATION FOR THE
                  NATIONAL ADVANTAGE VARIABLE ANNUITY CONTRACT
               Flexible Premium Deferred Variable Annuity Contract
                                   Offered by
                     MIDLAND NATIONAL LIFE INSURANCE COMPANY
               (Through Midland National Life Separate Account C)
                         4601 Westown Parkway, Suite 300
                            West Des Moines, IA 50266
                        Phone: (877) 586-0240 (toll-free)
                         Fax: (866) 270-9565 (toll-free)



This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the National Advantage Variable Annuity ("contract") offered by Midland National Life Insurance Company. You may obtain a free copy of the Prospectus dated May 1, 2009, by contacting Us at our Principal Office using the above address and phone numbers. Terms used in the current Prospectus for the contract are incorporated in this document.





This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the contract and the prospectuses for all of the portfolios currently available in the contract.



                                Dated May 1, 2009

                                TABLE OF CONTENTS

THE CONTRACT.....................................................................................................................3
      Entire Contract............................................................................................................3
      Changes to the Contract....................................................................................................3
      Incontestability...........................................................................................................3
      Misstatement of Age or Sex.................................................................................................3
      Non-participating..........................................................................................................3
      Claims of Creditors........................................................................................................3
      Minimum Benefits...........................................................................................................3
      Ownership..................................................................................................................4
      Assignment.................................................................................................................4
      Accumulation Unit Value....................................................................................................4
      Annuity Payments...........................................................................................................5
CALCULATION OF YIELDS AND TOTAL RETURNS..........................................................................................6
      Money Market Investment Division Yield Calculation.........................................................................6
      Other Investment Division Yield Calculations...............................................................................7
      Standard Total Return Calculations.........................................................................................8
      Cumulative Total Returns...................................................................................................9
      Adjusted Historical Performance Data.......................................................................................9
FEDERAL TAX MATTERS.............................................................................................................10
      Tax-Free Exchanges (Section 1035).........................................................................................10
      Required Distributions....................................................................................................10
      Non-Natural Person owners.................................................................................................10
      Diversification Requirements..............................................................................................11
      Owner Control.............................................................................................................11
      Taxation of Qualified Contracts...........................................................................................11

DISTRIBUTION OF THE CONTRACTS...................................................................................................13
SAFEKEEPING OF ACCOUNT ASSETS...................................................................................................14
STATE REGULATION................................................................................................................14
RECORDS AND REPORTS.............................................................................................................14
LEGAL MATTERS...................................................................................................................15
FINANCIAL MATTERS...............................................................................................................15
OTHER INFORMATION...............................................................................................................15
CONDENSED FINANCIALS............................................................................................................15
FINANCIAL STATEMENTS...........................................................................................................516


THE CONTRACT

ENTIRE CONTRACT

The entire contract between You and Us consists of the contract, the attached written application and any attached endorsements, riders, and amendments.

CHANGES TO THE CONTRACT

No one has the right to change any part of the contract or to waive any of its provisions unless the change is approved in writing by one of Our officers. Only our President or Secretary may modify the contract.

We may change the contract without Your consent to conform to state or federal laws or regulations. A change will be made by attaching an endorsement to the contract.

INCONTESTABILITY

We will not contest the contract.

MISSTATEMENT OF AGE OR SEX

If the age or sex of the annuitant has been misstated, We will adjust the amount of each annuity payment to whatever the applied value would have purchased at the correct age and sex. Any underpayments made by Us will be paid to the payee. Any overpayments made by Us will be charged against benefits falling due after adjustment. All underpayments and overpayments will include interest at the rate required by the jurisdiction in which the contract is delivered.

NON-PARTICIPATING

The contract does not participate in the surplus or profits of the Company and the Company does not pay any dividends on it.

CLAIMS OF CREDITORS

To the extent permitted by law, no benefits payable under the contract to a beneficiary or payee are subject to the claims of creditors.

MINIMUM BENEFITS

The annuity payments, surrender values and death benefit under the contract are not less than the minimum required by the laws of the state in which the contract is delivered.

OWNERSHIP

The contract belongs to You. You have all rights granted by the contract, including the right to change owners and beneficiaries, subject to the rights of:

      1)    Any assignee of record with Us;
      2)    Any irrevocable beneficiary; and
      3)    Any restricted ownership.

We must receive written notice informing Us of any change, designation or revocation. Once recorded, a change, designation or revocation takes effect as of the date the written notice was signed. However, We are not liable for payments made by Us before We record the written notice. A change of owner may have adverse tax consequences.

ASSIGNMENT

An assignment may have adverse tax consequences.


You may assign the contract by giving Us written notice. The assignment does not take effect until We accept and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be responsible for the validity of any assignment. We will not be liable for any payments We make prior to recording the written notice of assignment.


ACCUMULATION UNIT VALUE

We determine accumulation unit values for each investment division of Our Separate Account at the end of each business day. The accumulation unit value for each investment division was initially set at $10.00. The accumulation unit value for any business day is equal to the accumulation unit value for the preceding business day multiplied by the net investment factor for that division on that business day.

We determine the net investment factor for each investment division every business day as follows:

      o First, We take the net asset value per share held in the investment division at the end of the current business day plus the per share amount of any dividends or capital gain distributions on shares held in the investment divisions on the current business day; minus the per share amount of any capital loss, realized or unrealized, on shares held in the investment divisions on the current business day.
      o Then, We divide this amount by the net asset value per share held in the investment division at the close of business on the preceding business day (after giving effect to any contract transactions on that day).
      o Then, We subtract a daily asset charge for each calendar day between business days (for example, a Monday calculation may include charges for Saturday, Sunday, and Monday). The daily charge for the basic contract, with no riders, is currently 0.00260% which is an effective annual rate of 0.95%. This charge is for mortality and expense risks assumed by Us under the contract and to cover administrative costs We incur for transactions related to the Separate Account. The daily charge, for a contract with the highest possible combination of the riders, is currently 0.00986% which as an effective annual rate of 3.60%. The highest possible combination of rider charges is for all riders except for the Surrender Charge Rider the Guaranteed Income SelectRider, the Guaranteed Minimum Withdrawal Benefit Rider (GMWB) and the Guaranteed Income 5 Rider. The Surrender Charge Rider cannot be elected in combination with the Bonus Credit and the Higher Education Riders. The GMWB Rider cannot be elected in combination with the Higher Education, Guaranteed Income 5, Guaranteed IncomeSelector Estate Planning Riders. The Guaranteed Income 5Rider cannot be elected in combination with the Higher Education, GMWB, Guaranteed Income Select, Bonus Credit or Estate Planning Riders. The Guaranteed Income Select Rider cannot be elected with the GMWB, Guaranteed IncomeSelector the Higher Education Riders.
      o Finally, We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes. Generally, this means that We would adjust unit values to reflect what happens to the funds, and also for any charges.

ANNUITY PAYMENTS

The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the investment divisions.

The amount of each variable annuity payment will be affected by the investment performance of the investment divisions. Variable payment options are not available in certain states.

The dollar amount of the first monthly variable annuity payment is computed for each investment division by applying the value in the investment division, as of a date not more than 10 business days prior to the maturity date, to the appropriate rate for the payout option selected using the age and sex (where permissible) of the annuitant. The number of annuity units for each investment division is then calculated by dividing the first variable annuity payment for that investment division by the investment division's annuity unit value as of the same date.

The dollar amount of each subsequent payment from an investment division is equal to the number of annuity units for that investment division times the annuity unit value for that investment division as of a uniformly applied date not more than 10 business days before the annuity payment is due.

The payment made to the annuitant for the first payment and all subsequent payments will be the sum of the payment amounts for each investment division.

The annuity unit value for each investment division was initially set at $10. The Annuity Unit Value for any business day is equal to (1) multiplied by (2) multiplied by (3) where:

             (1) =  the Annuity Unit Value for the preceding business day:
             (2) = the net investment factor (as described above) for that ivision on that business day.
             (3) =  the investment result adjustment factor 0.99986634% per day), which recognizes an assumed interest rate of 5% per year used in determining the annuity payment amounts.

Transfers after the maturity date will only be allowed twice per contract year and will be made using the annuity unit value for the investment divisions on the date the request for transfer is received. On the transfer date, the number of annuity units transferred from the investment division is multiplied by the annuity unit value for that investment division to determine the value being transferred. This value is then transferred into the indicated investment division(s) by converting this value into annuity units of the proper investment division(s). The annuity units are determined by dividing the value being transferred into an investment division by the annuity unit value of the investment division on the transfer date. The transfer shall result in the same dollar amount of variable annuity payment on the date of transfer.

CALCULATION OF YIELDS AND TOTAL RETURNS

MONEY MARKET INVESTMENT DIVISION YIELD CALCULATION

In accordance with regulations adopted by the Securities and Exchange Commission, Midland National is required to compute the Fidelity VIP Money Market investment division's and Rydex VT U.S. Government Money Market Fund investment division's (called "the money market investment divisions" for the purpose of this section) current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market investment divisions or on their respective portfolio securities. This current annualized yield is computed for each money market investment division by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) in the value of a hypothetical account having a balance of one unit of the a money market investment division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the annual maintenance fee, the mortality and expense risk charge, and income and expenses accrued during the period. Because of these deductions, the yield for the money market investment divisions of the Separate Account will be lower than the yield for the respective money market investment divisions or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits Midland National to disclose the effective yield of the money market investment divisions for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the money market investment divisions normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market investment divisions' actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market investment divisions or substitute funding vehicle, the types and quality of portfolio securities held by the money market investment divisions or substitute funding vehicle, and operating expenses. In addition, the yield figures are for the base contract only with no rider charges and do not reflect the effect of any surrender charge that may be applicable to a particular contract.

OTHER INVESTMENT DIVISION YIELD CALCULATIONS

Midland National may from time to time disclose the current annualized yield of one or more of the investment divisions (except the money market investment divisions) for 30-day periods. The annualized yield of an investment division refers to income generated by the investment division over a specified 30-day period. Because the yield is annualized, the yield generated by an investment division during the 30-day period is assumed to be generated each 30-day period. This yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

          YIELD = 2 [ (a - b + 1)6 - 1 ]
                       -----
                         cd

             Where:    a =   net investment income earned during the period by
                             the portfolio (or substitute funding vehicle) attributable to shares owned by the investment division.
                       b =   expenses accrued for the period (net of
                             reimbursements).
                       c =   the average daily number of units outstanding
                             during the period.
                       d =   the maximum offering price per unit on the last
                             day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all owner accounts. The yield calculations do not reflect the effect of any surrender charges that may be applicable to a particular contract. Surrender charges range from 7% to 0% of the amount of premium withdrawn depending on the elapsed time since the premium was paid.

Because of the charges and deductions imposed by the Separate Account the yield of the investment division will be lower than the yield for the corresponding portfolio. The yield on amounts held in the investment divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The investment division's actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

STANDARD TOTAL RETURN CALCULATIONS

Midland National may from time to time also disclose average annual total returns for one or more of the investment divisions for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

        P (1 + T)n = ERV
        Where:        P     =  a hypothetical initial payment of $1,000
                      T     =  average annual total return
                      n     =  number of years
                      ERV   =  ending redeemable value of a hypothetical
                               $1,000 payment made at the beginning of the one, five, or ten-year period, at the end of the one, five, or ten-year period (or fractional portion thereof).


All recurring fees that are charged to all owner accounts are recognized in the ending redeemable value. This includes a contract charges factor that is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the current annual $30 annual maintenance fee. This additional amount is based on an average accumulation value of $18,210 so it is calculated as $30/$18,210, or 0.16% annually. The standard average annual total return calculations assume the contract is surrendered and therefore will reflect the effect of surrender charges that may be applicable to a particular period.


Midland National may disclose average annual total returns in various ways, depicting (a) whether the contract is surrendered or maintained in force; (b) whether the premium bonus credit is selected; (c) whether other optional riders are selected. Accordingly, Midland National may disclose the following types of average annual total return:

      1. The contract is surrendered and has the premium bonus credit and all other possible optional riders;
      2. The contract is surrendered, but neither the bonus nor any other riders are selected;
      3. The contract is surrendered, the bonus is selected but no other riders are selected;
      4. The contract is not surrendered, the bonus credit is not selected, but all other riders are selected; and
      5. The contract is not surrendered, and neither the bonus credit nor any other riders are selected.

Total return figures may also reflect that some but not all riders (other than the bonus) are selected.

Midland National may from time to time also disclose average annual total returns in a format, which assumes that the contract is kept in force through the time period shown. Such non-standard returns will be identical to the standard format, which assumes the contract is surrendered except that the contingent deferred sales charge percentage will be assumed to be 0%. The non-standard returns, which assume the contract is kept in-force, will only be shown in conjunction with standard returns, which assume the contract is surrendered.

CUMULATIVE TOTAL RETURNS

          Midland National may from time to time also disclose cumulative total returns in conjunction with the annual returns described above. The cumulative returns will be calculated using the following formula.

             CTR = [ERV/P] - 1
             Where:       CTR =    the cumulative total return net of
                                   investment division recurring charges for
                                   the period.
                          ERV =    ending redeemable value of an assumed $1,000
                                   payment at the beginning of the one, five,
                                   or ten-year period at the end of the one,
                                   five, or ten-year period (or fractional
                                   portion thereof).
                          P   =    an assumed initial payment of $1,000

             The returns which assume the contract is kept in-force will only be shown in conjunction with returns which assume the contract is surrendered.

             Midland National may also disclose the value of an assumed payment of $10,000 (or other amounts) at the end of various periods of time.

ADJUSTED HISTORICAL PERFORMANCE DATA

Midland National may also disclose adjusted historical performance data for an investment division for periods before the investment division commenced operations, based on the assumption that the investment division was in existence before it actually was, and that the investment division had been invested in a particular portfolio that was in existence prior to the investment division's commencement of operations. The portfolio used for these calculations will be the actual portfolio that the investment division will invest in.


Adjusted historical performance data of this type will be calculated as follows. First, the value of an assumed $1,000 investment in the applicable portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month. Second, that gross value is then reduced by a "contract charges" factor to reflect the charges imposed under the contract. The contract charges factor is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the current annual $30 annual maintenance fee. This additional amount is based on an average accumulation value of $18,210 so it is calculated as $30/$18,210, or 0.16% annually. The total is then divided by 12 to get the monthly contract charges factor, which is then applied to the value of the hypothetical initial payment in the applicable portfolio to get the value in the investment division. The contract charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value ("ERV") of a hypothetical $1,000 initial payment in the investment division is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.


This type of performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales charge) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales charge).

FEDERAL TAX MATTERS

TAX-FREE EXCHANGES (SECTION 1035)

Midland National accepts premiums which are the proceeds of a contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code.

We also accept "rollovers" from contracts qualifying as individual retirement annuities or accounts (IRAs), or any other qualified contract which is eligible to "rollover" into an IRA (except 403(b) contracts). The Company differentiates between nonqualified contracts and IRAs to the extent necessary to comply with federal tax laws. In all events, a tax adviser should be consulted with and relied upon before you effect an exchange or a rollover.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the code requires any nonqualified contract to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed (1) within five years after the date of that owner's death, or (2) as Annuity payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The owner's "designated beneficiary" is the person to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

The nonqualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to qualified contracts.

NON-NATURAL PERSON OWNERS

If a non-natural person (e.g., a corporation or a trust) owns a nonqualified contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year.

There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The tax discussion in the prospectus and herein generally applies to contracts owned by natural persons.

DIVERSIFICATION REQUIREMENTS

The Code requires that the investments of each investment division of the Separate Account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

OWNER CONTROL

In some circumstances, owners of variable contracts who retain control over the investment of the underlying Separate Account assets may be treated as owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, We believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying Separate Account assets.

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of specific dollar amount or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract.

Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax.


Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.


Section 457 Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

DISTRIBUTION OF THE CONTRACTS

The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

Sammons Securities Company, LLC ("Sammons Securities Company) serves as principal underwriter for the contracts. Sammons Securities Company is a Delaware limited liability company and its home office is located at 4261 Park Road, Ann Arbor, Michigan 48103. Sammons Securities Company is an indirect, wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas which in turn is the ultimate parent company of Midland National Life Insurance Company. Sammons Securities Company is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA, Inc. Sammons Securities Company offers the contracts through its registered representatives. Sammons Securities Company is a member of the Securities Investor Protection Corporation. Sammons Securities Company also may enter into selling agreements with other broker-dealers ("selling firms") and compensate them for their services. Registered representatives are appointed as Our insurance agents.

Sammons Securities Company received sales compensation with respect to these contracts and other variable annuity contracts not included in this registration statement in the following amounts during the periods indicated:

Our distribution agreement with Sammons Securities Company allows for 100% pass-through of commissions to their registered representatives licensed with Midland National and payment of an underwriting fee to Sammons Securities Company of 0.90% of total premiums received on all Midland National variable annuities under Separate Account C. Total commissions and underwriting fees are as follows:

------------------------------------------------------------------------- ------------------------------------------------
      Fiscal Year             Amount of Commissions Paid to Sammons          Aggregate Amount of Underwriting Fee Paid
                                      Securities Company *                        to Sammons Securities Company**
------------------------------------------------------------------------- ------------------------------------------------
2006                     $6,269,790                                       $388,182
------------------------------------------------------------------------- ------------------------------------------------
2007                     $3,935,859                                       $437,630
------------------------------------------------------------------------- ------------------------------------------------

2008                     $2,964,257                                       $173,599

------------------------------------------------------------------------- ------------------------------------------------

*Represents commissions paid on National Advantage Variable Annuity contracts. **Represents an underwriting fee paid to Sammons Securities Company for all of Midland National's variable annuity contracts under Separate Account C. In exchange for the underwriting fee, Sammons Securities Company provides various administrative services. Examples of the services provided include registered representative training sessions, tracking and notification firm element training, attendance at Annual Compliance Meetings, and continuing education required by FINRA to maintain licensing for all affiliated registered representatives licensed with Midland National.

Under the distribution agreement with Sammons Securities Company, We pay the following sales expenses:

      o     sales representative training allowances,
      o     deferred compensation and insurance benefits,
      o     advertising expenses, and
      o     all other expenses of distributing the contracts.

We and/or Sammons Securities Company may pay certain selling firms additional amounts for:

      o "preferred product" treatment of the contracts in their marketing programs, which may include marketing services and increased access to their sales representatives;
      o     sales promotions relating to the contracts;
      o costs associated with sales conferences and educational seminars for their sales representatives; and
      o     other sales expenses incurred by them.

We also paid flat dollar amounts to certain firms. Our sales and marketing personnel were permitted to attend selling firm's annual, sales, and other conferences and/or were given booth time, speaking time, or access to lists of the selling firm's registered representatives. During 2007, We made such payments of between $5,000 and $12,000 to eight selling firms; lesser amounts were paid to other selling firms.

We and/or Sammons Securities Company may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Midland National. The assets are held separate and apart from our Fixed Account assets. Records are maintained of all Premiums and redemptions of fund shares held by each of the investment divisions.

STATE REGULATION

Midland National is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contracts will be modified accordingly.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Midland National. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to owners semi-annually at their last known address of record.

LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the contracts has been provided by Sutherland Asbill & Brennan LLP, Washington, D.C.

FINANCIAL MATTERS

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company as of and for the years ended December 31, 2007, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. The financial statements and schedules audited by PricewaterhouseCoopers LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for PricewaterhouseCoopers LLP is as follows:

                           PricewaterhouseCoopers LLP

                        100 E. Wisconsin Ave., Suite 1800
                               Milwaukee, WI 53202



OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.


CONDENSED FINANCIALS

The following tables of condensed financial information show accumulation unit values for each investment division for the period since the investment division started operation. An accumulation unit value is the unit We use to calculate the value of Your interest in a subaccount. The tables showing the highest and lowest levels of Separate Account annual expenses available under the contract are located in the prospectus. The information for all other accumulation unit values are shown below.

Table 1 1.05% Asset Charge
     Base Contract with GMWB Conservative Asset Allocation Model


-----------------------------------------------------------------------------------------------------------------------------------

Investment Division                                                    Accumulation      Accumulation Unit         Number of
                                                                      Unit Value at
                                                                       Beginning of       Value at End of         Accumulation
                                                                    Period (12/31/07)    Period (12/31/08)   Units at End of Period

-----------------------------------------------------------------------------------------------------------------------------------

2008

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund                                           9.53                11.07                  0.00

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Health Care Fund                                          11.82                23.24                   0

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund                                                  12.29                23.08                   0

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund                                                   14.95                13.65                   0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American LargeCap Growth Portfolio                                  12.93                17.41                 20.33

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Capital Appreciation Portfolio                             16.79                22.84                   0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Mid-Cap Growth Portfolio                                   14.58                10.94                   0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Growth Portfolio                      14.75                22.68                   0

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund                                         11.45                10.91                   0

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund                             18.38                25.72                   0

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                  11.58                22.45                   0

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Inflation Protection Fund                             10.95                13.43                 107.34

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                    15.50                22.29                   0

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                              11.87                10.81                   0

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                    11.75                22.14                   0

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                            11.75                25.25                   0

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund                                            11.23                12.44                 18.83

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                        11.98                21.91                   0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                                11.43                13.24                   0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset ManagerSM Portfolio                                    12.35                8.69                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth(R)Portfolio                             12.73                8.07                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                           12.42                8.09                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                         13.80                7.83                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                      12.26                6.94                  31.86

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                    13.15                7.56                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                               13.56                6.02                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                             13.70                7.14                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                        11.20                8.30                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                          12.17                7.57                  49.08

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                              10.60                10.13                 113.28

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                             13.71                8.19                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                       10.91                11.12                 80.06

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                           15.00                8.32                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio                                   12.44                6.00                    0

-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Growth and Income Fund                                  12.34                8.00                    0

-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Mid Cap Value Fund                                      12.07                7.52                  19.97

-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                         9.29                6.06                    0

-----------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Growth and Income Portfolio                                   12.21                7.11                    0

-----------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II)                                 10.35                8.60                  55.50

-----------------------------------------------------------------------------------------------------------------------------------

JPMorgan Small Company (Series Trust II) Portfolio                        10.70                7.20                    0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund Growth & Income Portfolio                         12.27                7.72                    0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund International Portfolio                           14.91                7.15                  54.74

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund Mid-Cap Value Portfolio                           11.30                6.78                    0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Growth Series                                                     13.52                8.35                    0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                            12.58                8.31                    0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                              11.60                6.94                    0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                   12.41                7.83                    0

-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman Small-Cap Portfolio                                      10.56                6.32                    0

-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman Mid-Cap Growth Portfolio                                 14.58                8.15                    0

-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman Regency Portfolio                                        11.67                6.26                    0

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                            11.09                8.40                  37.93

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                          10.95                10.79                   0

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                           10.97                10.09                   0

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                          11.03                11.43                 219.86

-----------------------------------------------------------------------------------------------------------------------------------

Premier VIT NACM Small Cap Portfolio                                      12.58                7.27                    0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Government Long Bond 1.2x Strategy Fund                          10.26                14.70                   0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Government Long Bond Strategy Fund                       10.22                7.06                    0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse NASDAQ-100(R)Strategy Fund                                 8.31                12.17                   0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse S&P 500 Strategy
Fund                                                                       9.01                12.42                   0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                        12.09                5.44                    0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100(R)Fund                                                 12.61                7.25                    0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund                                             14.42                8.45                    0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                10.62                10.63                   0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                               11.26                11.54                   0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                   21.51                7.50                    0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                        20.84                11.11                 13.02

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                        14.54                11.07                   0

-----------------------------------------------------------------------------------------------------------------------------------


Table 2 1.15% Asset Charge
    Base Contract with GMWB Moderate-Conservative Asset
Allocation Model


-----------------------------------------------------------------------------------------------------------------------------------

Investment Division                                                    Accumulation      Accumulation Unit         Number of
                                                                      Unit Value at
                                                                       Beginning of       Value at End of         Accumulation
                                                                    Period (12/31/07)    Period (12/31/08)   Units at End of Period

-----------------------------------------------------------------------------------------------------------------------------------

2008

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund                                           9.51                23.24                   0

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Health Care Fund                                          11.80                23.08                   0

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund                                                  12.26                13.65                   0

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund                                                   14.92                17.41                   0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American LargeCap Growth Portfolio                                  12.90                22.84                1868.85

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Capital Appreciation Portfolio                             16.75                10.94                   0

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Mid-Cap Growth Portfolio                                   14.55                22.68                 182.20

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Growth Portfolio                      14.71                10.91                   0

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund                                         11.42                25.72                   0

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund                             18.34                22.45                   0

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                  11.55                13.43                   0

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Inflation Protection Fund                             10.92                22.29                2182.23

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                    15.46                10.81                1329.59

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                              11.85                22.14                   0

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                    11.72                25.25                   0

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                            11.73                12.44                   0

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund                                            11.20                21.91                1839.04

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                        11.95                13.24                   0

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                                11.40                7.08                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset ManagerSM Portfolio                                    12.33                8.66                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth(R)Portfolio                             12.70                8.04                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                           12.39                8.07                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                         13.77                7.80                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                      12.23                6.91                  666.05

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                    13.12                7.53                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                               13.53                6.00                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                             13.67                7.12                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                        11.17                8.27                  490.06

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                          12.14                7.54                 2693.21

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                              10.57                10.09                 514.80

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                             13.68                8.17                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                       10.88                11.08                3089.98

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                           14.96                8.29                    0

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio                                   12.41                5.98                    0

-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Growth and Income Fund                                  12.32                7.97                    0

-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Mid Cap Value Fund                                      12.04                7.49                  370.25

-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                         9.27                6.04                  974.67

-----------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Growth and Income Portfolio                                   12.19                7.09                    0

-----------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II)                                 10.32                8.58                 3148.42

-----------------------------------------------------------------------------------------------------------------------------------

JPMorgan Small Company (Series Trust II) Portfolio                        10.67                7.18                    0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund Growth & Income Portfolio                         12.24                7.69                    0

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund International Portfolio                           14.87                7.12                 1951.61

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund Mid-Cap Value Portfolio                           11.28                6.76                 1018.51

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Growth Series                                                     13.49                8.33                    0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                            12.55                8.28                    0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                              11.58                6.92                    0

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                   12.38                7.80                    0

-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman Small-Cap Portfolio                                      10.53                6.30                    0

-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman Mid-Cap Growth Portfolio                                 14.55                8.12                    0

-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman Regency Portfolio                                        11.64                6.24                    0

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                            11.07                8.37                  813.96

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                          10.92                10.75                   0

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                           10.95                10.06                   0

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                          11.00                11.40                5924.25

-----------------------------------------------------------------------------------------------------------------------------------

Premier VIT NACM Small Cap Portfolio                                      12.55                7.24                    0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Government Long Bond 1.2x Strategy Fund                          10.23                14.65                   0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Government Long Bond Strategy Fund                       10.19                7.03                    0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse NASDAQ-100(R)Strategy Fund                                 8.29                12.12                   0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse S&P 500 Strategy
Fund                                                                       8.99                12.37                   0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                        12.06                5.43                    0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100(R)Fund                                                 12.58                7.22                    0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund                                             14.38                8.43                    0

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                10.60                10.59                   0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                               11.23                11.50                   0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                   21.46                7.47                    0

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                        20.79                11.07                 277.55

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                        14.50                23.24                   0

-----------------------------------------------------------------------------------------------------------------------------------


Table 3 - 1.20% Asset Charge


     Base Contract with Minimum Premium Rider
     Base Contract with Surrender Charge Rider - Five Years

-----------------------------------------------------------------------------------------------------------------------------------

Investment Division                                                    Accumulation      Accumulation Unit         Number of
                                                                      Unit Value at
                                                                       Beginning of       Value at End of         Accumulation
                                                                    Period (12/31/07)    Period (12/31/08)   Units at End of Period

-----------------------------------------------------------------------------------------------------------------------------------

2008

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Financial Services Fund                                          10.88                23.08               392189.48

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Health Care Fund                                          12.94                13.65                1872.06

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Technology Fund                                                  11.36                17.41                42230.68

-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Utilities Fund                                                   20.60                22.84                7873.55

-----------------------------------------------------------------------------------------------------------------------------------

Alger American LargeCap Growth Portfolio                                  13.17                10.94                30265.59

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Capital Appreciation Portfolio                             17.11                22.68                93164.86

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Mid-Cap Growth Portfolio                                   18.19                10.91                38638.63

-----------------------------------------------------------------------------------------------------------------------------------

Alger American Small Capitalization Growth Portfolio                      19.31                25.72                2732.03

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Balanced Fund                                         13.50                22.45                13159.60

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Capital Appreciation Fund                             20.25                13.43                1701.45

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Income & Growth Fund                                  13.38                22.29                2401.45

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Inflation Protection Fund                             10.92                10.81                20488.59

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP International Fund                                    18.80                22.14                15543.93

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Large Company Value Fund                              12.04                25.25                5084.71

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Mid Cap Value Fund                                    12.37                12.44                   0

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Ultra Fund                                            11.46                21.91                1614.92

-----------------------------------------------------------------------------------------------------------------------------------

American Century VP Value Fund                                            14.36                13.24                24312.73

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Equity Portfolio                                        13.36                8.48                  118.83

-----------------------------------------------------------------------------------------------------------------------------------

Calvert VS Social Mid Cap Growth Portfolio                                12.52                7.77                  275.90

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset ManagerSM Portfolio                                    13.46                9.45                  236.03

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Asset Manager: Growth(R)Portfolio                             13.47                8.52                 1355.71

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Balanced Portfolio                                           13.52                8.79                 7996.57

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Contrafund Portfolio                                         19.09                10.81               252161.43

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Equity-Income Portfolio                                      14.57                8.23                 26920.96

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth & Income Portfolio                                    13.91                7.99                 1279.28

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Opportunities Portfolio                               14.57                6.46                  580.22

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Growth Portfolio                                             12.94                6.74                 2021.31

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP High Income Portfolio                                        15.52                11.48                18780.36

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Index 500 Portfolio                                          13.25                8.23                 51924.04

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Investment Grade Bond Portfolio                              12.25                11.68                5893.45

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP MidCap Portfolio                                             22.31                13.31                6752.57

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Money Market Portfolio                                       10.97                11.17                88365.63

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Overseas Portfolio                                           20.79                11.51                12609.37

-----------------------------------------------------------------------------------------------------------------------------------

Fidelity VIP Value Strategies Portfolio                                   13.53                6.51                    0

-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Growth and Income Fund                                  12.60                8.15                 7218.42

-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Mid Cap Value Fund                                      13.24                8.23                 11905.45

-----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT Structured Small Cap Equity Fund                         9.76                6.36                 9105.35

-----------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Growth and Income Portfolio                                   16.92                9.83                 1237.74

-----------------------------------------------------------------------------------------------------------------------------------

JPMorgan Bond Portfolio (Series Trust II)                                 11.69                9.71                 19503.59

-----------------------------------------------------------------------------------------------------------------------------------

JPMorgan Small Company (Series Trust II) Portfolio                        13.90                9.34                 1447.16

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund Growth & Income Portfolio                         14.24                8.94                148505.19

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund International Portfolio                           23.54                11.27                42228.83

-----------------------------------------------------------------------------------------------------------------------------------

Lord Abbett Series Fund Mid-Cap Value Portfolio                           16.39                9.82                179178.26

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Growth Series                                                     13.63                8.41                  161.07

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Investors Trust Series                                            13.54                8.93                 1902.08

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT New Discovery Series                                              11.25                6.72                 6914.82

-----------------------------------------------------------------------------------------------------------------------------------

MFS VIT Research Series                                                   14.02                8.83                    0

-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman Small-Cap Portfolio                                      10.62                6.35                 6227.39

-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman Mid-Cap Growth Portfolio                                 15.55                8.68                129803.49

-----------------------------------------------------------------------------------------------------------------------------------

Neuberger Berman Regency Portfolio                                        12.55                6.72                 2688.02

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT High Yield Portfolio                                            13.36                10.09                13851.07

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Low Duration Portfolio                                          10.92                10.75                9949.08

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Real Return Portfolio                                           12.39                11.38                7232.24

-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT Total Return Portfolio                                          11.70                12.11               126779.77

-----------------------------------------------------------------------------------------------------------------------------------

Premier VIT NACM Small Cap Portfolio                                      12.26                7.07                 1102.78

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Government Long Bond 1.2x Strategy Fund                          11.03                15.79                6820.80

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse Government Long Bond Strategy Fund                        8.45                5.83                 3028.61

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse NASDAQ-100(R)Strategy Fund                                 5.11                7.47                 65526.20

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Inverse S&P 500 Strategy
Fund                                                                       6.89                9.48                 58996.12

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Nova Fund                                                        13.10                5.89                 32693.49

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT NASDAQ-100(R)Fund                                                 14.34                8.23                  253.81

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT Sector Rotation Fund                                             16.98                9.94                169738.19

-----------------------------------------------------------------------------------------------------------------------------------

Rydex VT U.S. Government Money Market Fund                                10.33                10.33                31054.42

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Bond Fund                                               14.53                14.88                2077.73

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Emerging Markets Fund                                   38.94                13.55                10845.67

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets Fund                                        43.65                23.24                66665.81

-----------------------------------------------------------------------------------------------------------------------------------

Van Eck Worldwide Real Estate Fund                                        28.28                23.08                 578.00

-----------------------------------------------------------------------------------------------------------------------------------


Table 4 - 1.30% Asset Charge


     Base Contract with Estate Planning Rider
     Base Contract with Surrender Charge Rider - Three Years
     Base Contract with Five-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider and GMWB Conservative Asset Allocation Model

-----------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                                                                             Number of
                                                                         Accumulation
                                                                         Unit Value at       Accumulation
                                                                         Beginning of        Unit Value at         Accumulation
                                                                            Period           End of Period        Units at End of
                                                                          (12/31/07)          (12/31/08)              Period

-----------------------------------------------------------------------------------------------------------------------------------

     2008

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                     10.82               13.65                16104.68

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                     12.86               17.41                6316.42

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                             11.29               22.84                3965.54

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                              20.48               10.94                8989.64

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American LargeCap Growth Portfolio                             13.09               22.68                43026.83

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Capital Appreciation Portfolio                        17.01               10.91                14823.00

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Mid-Cap Growth Portfolio                              18.08               25.72                17797.19

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Growth Portfolio                 19.20               22.45                1400.80

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Balanced Fund                                    13.42               13.43                62058.79

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Capital Appreciation Fund                        20.13               22.29                13197.85

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Income & Growth Fund                             13.30               10.81                 823.20

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Inflation Protection Fund                        10.89               22.14                45431.77

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP International Fund                               18.69               25.25                61345.62

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Large Company Value Fund                         12.00               12.44                3053.17

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Mid Cap Value Fund                               12.33               21.91                1505.56

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Ultra Fund                                       11.43               13.24                 157.63

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Value Fund                                       14.27               10.31                45257.46

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                   13.29                8.42                3402.75

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                           12.45                7.72                4978.53

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset ManagerSM Portfolio                               13.38                9.39                1171.24

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth(R)Portfolio                        13.39                8.46                 131.15

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                      13.44                8.73                58600.56

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                    18.97               10.73                81069.05

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                 14.48                8.18                31440.67

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                               13.83                7.93                1677.63

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                          14.49                6.42                 329.66

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                        12.86                6.69                3011.23

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                   15.42               11.40                13698.48

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                     13.18                8.17                75246.83

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                         12.18               11.60                11398.34

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                        22.17               13.22                17937.86

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                  10.91               11.09                80373.09

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                      20.67               11.43                73024.47

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                              13.48                6.48                3280.05

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                             12.56                8.12                3939.82

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Mid Cap Value Fund                                 13.20                8.20                30389.28

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Structured Small Cap Equity Fund                    9.73                6.34                11097.17

-----------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Growth and Income Portfolio                              16.84                9.78                   0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                            11.62                9.64                33484.88

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                   13.82                9.28                 682.41

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                    14.15                8.88                26501.97

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                      23.40               11.19                55414.04

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                      16.29                9.75                36436.77

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Growth Series                                                13.55                8.35                 307.36

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                       13.46                8.87                 371.48

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                         11.18                6.68                2461.27

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                              13.94                8.77                 399.42

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Small-Cap Portfolio                                 10.59                6.32                1053.61

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Mid-Cap Growth Portfolio                            15.51                8.65                2148.56

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                   12.52                6.69                 730.12

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                       13.29               10.04                15174.97

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                     10.87               10.69                8348.95

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                      12.33               11.31                12062.46

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                     11.64               12.04               145077.14

-----------------------------------------------------------------------------------------------------------------------------------

     Premier VIT NACM Small Cap Portfolio                                 12.22                7.04                8739.57

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Government Long Bond 1.2x Strategy Fund                     11.00               15.72                 81.64

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse Government Long Bond Strategy Fund                   8.42                5.80                1501.80

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                            5.08                7.42                1554.20

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse S&P 500 Strategy
     Fund                                                                  6.85                9.42                5887.84

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                   13.03                5.85                1412.02

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT NASDAQ-100(R)Fund                                            14.26                8.18                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                        16.92                9.89                5433.12

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Government Money Market Fund                           10.28               10.26                2261.77

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                          14.46               14.78                3278.44

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                              38.72               13.46                35155.97

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                   43.40               23.08                11535.84

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                   28.13               13.65                4840.43

-----------------------------------------------------------------------------------------------------------------------------------

Table 5 - 1.35% Asset Charge
     Base Contract with GMWB Moderate Asset Allocation
Model


-----------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                                                                             Number of
                                                                         Accumulation
                                                                         Unit Value at       Accumulation
                                                                         Beginning of        Unit Value at         Accumulation
                                                                            Period           End of Period        Units at End of
                                                                          (12/31/07)          (12/31/08)              Period

-----------------------------------------------------------------------------------------------------------------------------------

     2008

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                      9.57               17.41                   0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                     13.12               22.84                   0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                             11.97               10.94                   0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                              17.11               22.68                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American LargeCap Growth Portfolio                             14.05               10.91                5033.11

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Capital Appreciation Portfolio                        18.05               25.72                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Mid-Cap Growth Portfolio                              15.72               22.45                2141.27

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Growth Portfolio                 16.43               13.43                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Balanced Fund                                    11.79               22.29                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Capital Appreciation Fund                        20.82               10.81                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Income & Growth Fund                             12.04               22.14                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Inflation Protection Fund                        10.87               25.25                4468.98

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP International Fund                               16.54               12.44                2014.20

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Large Company Value Fund                         11.98               21.91                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Mid Cap Value Fund                               12.31               13.24                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Ultra Fund                                       11.41                6.57                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Value Fund                                       11.65                8.42                4862.29

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                   12.42                7.87                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                           11.71                7.25                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset ManagerSM Portfolio                               12.50                8.77                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth(R)Portfolio                        12.86                8.13                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                      12.43                8.07                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                    14.96                8.46                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                 12.61                7.12                4158.80

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                               13.23                7.58                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                          13.77                6.09                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                        13.96                7.26                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                   11.30                8.35                 543.94

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                     12.49                7.74                8794.00

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                         10.65               10.14                1737.27

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                        15.03                8.96                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                  10.92               11.10                2160.17

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                      16.30                9.01                1504.90

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                              12.70                6.10                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                             12.54                8.10                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Mid Cap Value Fund                                 13.18                8.19                2536.49

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Structured Small Cap Equity Fund                    9.71                6.32                2800.21

-----------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Growth and Income Portfolio                              13.17                7.64                   0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                            10.47                8.68                4761.62

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                   11.16                7.49                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                    12.35                7.75                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                      17.12                8.18                6759.43

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                      12.18                7.28                 941.96

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Growth Series                                                14.17                8.73                   0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                       13.14                8.65                   0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                         12.07                7.20                   0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                              13.33                8.38                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Small-Cap Portfolio                                 15.48                8.63                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Mid-Cap Growth Portfolio                            12.50                6.68                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                   10.57                6.31                   0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                       11.38                8.59                1854.28

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                     10.84               10.65                   0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                      11.04               10.13                   0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                     11.16               11.53                12566.43

-----------------------------------------------------------------------------------------------------------------------------------

     Premier VIT NACM Small Cap Portfolio                                 12.21                7.03                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Government Long Bond 1.2x Strategy Fund                     10.98               15.69                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse Government Long Bond Strategy Fund                   9.26                6.38                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                            8.28               12.09                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse S&P 500 Strategy
     Fund                                                                  8.66               11.90                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                   12.50                5.61                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT NASDAQ-100(R)Fund                                            12.42                7.12                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                        15.35                8.97                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Government Money Market Fund                           10.56               10.54                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                          11.00               11.24                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                              25.65                8.91                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                   25.68               13.65                1088.09

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                   16.20               17.41                   0

-----------------------------------------------------------------------------------------------------------------------------------


Table 6 - 1.40% Asset Charge
     Base Contract with Five-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset
     Allocation Mode
     Base Contract with Three-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider and GMWB
Moderate-Conservative Asset Allocation Model


-----------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/07)           (12/31/08)           Period

-----------------------------------------------------------------------------------------------------------------------------------

     2008

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                    9.49                 22.84                   0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                    12.38                10.94                   0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                            11.65                22.68                   0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                             20.48                10.91                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American LargeCap Growth Portfolio                            13.72                25.72                304.16

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Capital Appreciation Portfolio                       17.89                22.45                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Mid-Cap Growth Portfolio                             16.24                13.43                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Growth Portfolio                17.16                22.29                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Balanced Fund                                   12.36                10.81                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Capital Appreciation Fund                       20.84                22.14                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Income & Growth Fund                            12.68                25.25                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Inflation Protection Fund                       10.85                12.44                1256.53

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP International Fund                              17.58                21.91                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Large Company Value Fund                        11.96                13.24                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Mid Cap Value Fund                              12.30                9.15                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Ultra Fund                                      11.39                6.56                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Value Fund                                      12.46                8.99                 252.40

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                  12.72                8.05                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                          11.75                7.28                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset ManagerSM Portfolio                              12.54                8.79                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth(R)Portfolio                       12.86                8.12                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                     12.59                8.17                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                   16.64                9.41                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                13.32                7.51                 452.02

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                              13.36                7.65                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                         13.98                6.19                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                       13.39                6.96                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                  11.92                8.80                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                    12.98                8.04                 699.05

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                        10.81                10.29                1464.34

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                       17.80                10.60                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                 10.88                11.06                953.65

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                     17.16                9.48                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                             13.43                6.45                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                            12.52                8.09                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Mid Cap Value Fund                                13.16                8.17                 280.04

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Structured Small Cap Equity Fund                  9.70                 6.31                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Growth and Income Portfolio                             13.78                7.99                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                           10.63                8.81                 948.61

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                  13.36                8.96                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                   13.21                8.28                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                     18.90                9.03                 693.43

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                     13.97                8.35                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Growth Series                                               14.61                9.00                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                      13.75                9.05                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                        11.56                6.89                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                             14.12                8.87                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Small-Cap Portfolio                                10.55                6.30                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Mid-Cap Growth Portfolio                           15.46                8.61                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                  12.48                6.67                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                      12.12                9.14                 470.85

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                    10.84                10.65                   0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                     11.55                10.59                   0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                    11.40                11.78                2904.04

-----------------------------------------------------------------------------------------------------------------------------------

     Premier VIT NACM Small Cap Portfolio                                12.19                7.01                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Government Long Bond 1.2x Strategy Fund                    10.96                15.66                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse Government Long Bond Strategy Fund                 8.39                 5.78                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                          7.52                 10.97                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse S&P 500 Strategy
     Fund                                                                8.08                 11.09                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                  13.12                5.89                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT NASDAQ-100(R)Fund                                           12.89                7.38                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                       16.85                9.85                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Government Money Market Fund                          10.44                10.41                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                         11.71                11.96                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                             29.40                10.21                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                  32.77                17.41                141.01

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                  19.39                22.84                   0

-----------------------------------------------------------------------------------------------------------------------------------


Table 7 - 1.45% Asset Charge


     Base Contract with Guaranteed Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider and Surrender Charge Rider - Five Years
     Base Contract with Surrender Charge Rider - Zero Years

-----------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/07)           (12/31/08)           Period

-----------------------------------------------------------------------------------------------------------------------------------

     2008

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                    10.72                10.94               12399.56

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                    12.75                22.68                5148.25

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                            11.20                10.91                4649.92

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                             20.31                25.72                3725.07

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American LargeCap Growth Portfolio                            12.97                22.45               41060.07

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Capital Appreciation Portfolio                       16.86                13.43                5655.32

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Mid-Cap Growth Portfolio                             17.92                22.29               14661.08

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Growth Portfolio                19.03                10.81                1295.60

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Balanced Fund                                   13.30                22.14                5963.71

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Capital Appreciation Fund                       19.96                25.25                829.13

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Income & Growth Fund                            13.18                12.44                823.19

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Inflation Protection Fund                       10.84                21.91               24075.42

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP International Fund                              18.52                13.24               38746.89

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Large Company Value Fund                        11.95                7.37                 1951.74

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Mid Cap Value Fund                              12.28                9.13                 670.32

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Ultra Fund                                      11.38                6.54                 1520.67

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Value Fund                                      14.15                10.21               42007.26

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                  13.18                8.34                 2628.35

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                          12.34                7.64                 2746.73

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset ManagerSM Portfolio                              13.26                9.29                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth(R)Portfolio                       13.27                8.38                 476.37

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                     13.32                8.64                 8543.41

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                   18.81                10.62               37541.63

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                14.36                8.09                27966.24

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                              13.71                7.85                 795.80

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                         14.36                6.35                 163.36

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                       12.75                6.62                 3361.52

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                  15.29                11.28                6888.39

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                    13.06                8.09                53680.49

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                        12.07                11.48               10179.06

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                       21.98                13.08               12591.23

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                 10.81                10.98               111853.28

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                     20.49                11.32               20865.80

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                             13.40                6.44                 2653.21

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                            12.50                8.07                 1718.76

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Mid Cap Value Fund                                13.14                8.15                 4290.64

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Structured Small Cap Equity Fund                  9.68                 6.30                11351.90

-----------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Growth and Income Portfolio                             16.72                9.69                 1324.34

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                           11.53                9.55                17457.07

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                  13.71                9.19                 2636.34

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                   14.03                8.79                16697.41

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                     23.20                11.08               19613.76

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                     16.14                9.65                18484.70

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Growth Series                                               13.43                8.27                 1832.79

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                      13.34                8.77                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                        11.09                6.61                 8424.88

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                             13.82                8.68                 603.33

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Small-Cap Portfolio                                10.54                6.29                 355.01

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Mid-Cap Growth Portfolio                           15.44                8.59                 2586.13

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                  12.46                6.65                 4922.33

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                      13.20                9.95                 8901.47

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                    10.80                10.60                9813.64

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                     12.24                11.22                6321.94

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                    11.56                11.94               74343.89

-----------------------------------------------------------------------------------------------------------------------------------

     Premier VIT NACM Small Cap Portfolio                                12.17                7.00                 122.09

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Government Long Bond 1.2x Strategy Fund                    10.95                15.63                2548.79

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse Government Long Bond Strategy Fund                 8.38                 5.76                  97.24

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                          5.03                 7.35                14002.89

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse S&P 500 Strategy
     Fund                                                                6.80                 9.33                 2536.60

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                  12.92                5.80                 272.66

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT NASDAQ-100(R)Fund                                           14.14                8.10                 1955.55

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                       16.82                9.83                 3619.88

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Government Money Market Fund                          10.19                10.16                116.39

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                         14.34                14.65                5529.67

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                             38.39                13.33                6973.37

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                  43.01                22.84                7920.95

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                  27.92                10.94                1740.20

-----------------------------------------------------------------------------------------------------------------------------------


Table 8 - 1.50% Asset Charge
     Base Contract with Three-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset
     Allocation Model


-----------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/07)           (12/31/08)           Period

-----------------------------------------------------------------------------------------------------------------------------------

     2008

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                    9.43                 22.68                   0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                    11.70                10.91                   0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                            12.16                25.72                   0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                             14.79                22.45                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American LargeCap Growth Portfolio                            12.79                13.43                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Capital Appreciation Portfolio                       16.61                22.29                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Mid-Cap Growth Portfolio                             14.43                10.81                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Growth Portfolio                14.59                22.14                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Balanced Fund                                   11.33                25.25                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Capital Appreciation Fund                       18.19                12.44                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Income & Growth Fund                            11.46                21.91                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Inflation Protection Fund                       10.83                13.24                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP International Fund                              15.34                8.32                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Large Company Value Fund                        11.75                7.24                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Mid Cap Value Fund                              11.63                8.64                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Ultra Fund                                      11.63                6.68                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Value Fund                                      11.11                8.01                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                  11.85                7.50                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                          11.30                6.99                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset ManagerSM Portfolio                              12.22                8.56                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth(R)Portfolio                       12.59                7.95                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                     12.29                7.97                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                   13.65                7.71                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                12.13                6.83                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                              13.01                7.45                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                         13.42                5.93                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                       13.56                7.04                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                  11.08                8.17                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                    12.04                7.45                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                        10.49                9.97                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                       13.57                8.07                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                 10.79                10.95                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                     14.84                8.19                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                             12.31                5.91                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                            12.21                7.88                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Mid Cap Value Fund                                11.94                7.40                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Structured Small Cap Equity Fund                  9.19                 5.97                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Growth and Income Portfolio                             12.09                7.00                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                           10.24                8.48                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                  10.58                7.09                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                   12.14                7.60                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                     14.75                7.04                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                     11.18                6.68                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Growth Series                                               13.38                8.23                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                      12.45                8.19                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                        11.48                6.84                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                             12.28                7.71                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Small-Cap Portfolio                                10.45                6.23                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Mid-Cap Growth Portfolio                           14.43                8.03                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                  11.55                6.16                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                      10.98                8.27                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                    10.83                10.63                   0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                     10.86                9.94                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                    10.91                11.26                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Premier VIT NACM Small Cap Portfolio                                12.45                7.16                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Government Long Bond 1.2x Strategy Fund                    10.15                14.48                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse Government Long Bond Strategy Fund                 10.11                6.95                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                          8.22                 11.98                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse S&P 500 Strategy
     Fund                                                                8.92                 12.23                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                  11.96                5.36                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT NASDAQ-100(R)Fund                                           12.48                7.14                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                       14.26                8.33                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Government Money Market Fund                          10.51                10.47                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                         11.14                11.37                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                             21.29                7.39                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                  20.62                10.94                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                  14.38                22.68                   0

-----------------------------------------------------------------------------------------------------------------------------------


Table 9 - 1.55% Asset Charge


     Base Contract with Estate Planning Rider and Surrender Charge Rider - Five Years
     Base Contract with Minimum Premium Rider and Estate Planning Rider
     Base Contract with Bonus Credit Rider
     Base Contract with Minimum Premium Rider and Surrender Charge Rider - Three Years
     Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Conservative Asset
     Allocation Model
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model

-----------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period        Units at End of
                                                                         (12/31/07)           (12/31/08)              Period

-----------------------------------------------------------------------------------------------------------------------------------

     2008

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                    10.66                10.91               20056.28

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                    12.67                25.72                6863.97

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                            11.13                22.45                4597.35

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                             20.19                13.43               15070.54

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American LargeCap Growth Portfolio                            12.90                22.29               131809.66

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Capital Appreciation Portfolio                       16.76                10.81               19639.03

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Mid-Cap Growth Portfolio                             17.82                22.14               47372.90

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Growth Portfolio                18.92                25.25               15034.60

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Balanced Fund                                   13.22                12.44               16297.68

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Capital Appreciation Fund                       19.84                21.91               11154.73

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Income & Growth Fund                            13.10                13.24                6083.18

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Inflation Protection Fund                       10.81                10.47               99807.05

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP International Fund                              18.41                9.99                88385.78

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Large Company Value Fund                        11.91                7.34                 3681.24

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Mid Cap Value Fund                              12.24                9.10                 3210.73

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Ultra Fund                                      11.34                6.54                 2224.37

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Value Fund                                      14.06                10.13               107251.33

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                  13.10                8.28                 4754.96

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                          12.27                7.59                 4855.40

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset ManagerSM Portfolio                              13.18                9.23                 9070.58

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth(R)Portfolio                       13.19                8.32                 6646.18

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                     13.24                8.58                11969.73

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                   18.70                10.55               50013.23

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                14.27                8.04                82991.81

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                              13.63                7.80                26819.05

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                         14.28                6.31                 2015.53

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                       12.68                6.58                22936.30

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                  15.20                11.20               361341.08

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                    12.98                8.03                192126.79

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                        12.00                11.41               25323.19

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                       21.85                12.99               16004.98

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                 10.75                10.90               695179.13

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                     20.37                11.24               61972.60

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                             13.36                6.41                 4203.22

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                            12.47                8.04                 4878.05

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Mid Cap Value Fund                                13.10                8.12                21496.17

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Structured Small Cap Equity Fund                  9.66                 6.27                36052.33

-----------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Growth and Income Portfolio                             16.64                9.64                13647.89

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                           11.46                9.48                76569.09

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                  13.63                9.13                14124.80

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                   13.94                8.73                24249.47

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                     23.06                11.00               112217.15

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                     16.05                9.58                62970.38

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Growth Series                                               13.35                8.21                 1054.73

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                      13.26                8.71                 6997.95

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                        11.02                6.56                72225.85

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                             13.73                8.62                 860.73

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Small-Cap Portfolio                                10.51                6.26                 3518.38

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Mid-Cap Growth Portfolio                           15.39                8.56                 6855.80

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                  12.42                6.63                26426.06

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                      13.14                9.90                30392.60

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                    10.75                10.54               17547.99

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                     12.19                11.16               29718.42

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                    11.51                11.87               350425.86

-----------------------------------------------------------------------------------------------------------------------------------

     Premier VIT NACM Small Cap Portfolio                                12.13                6.97                14049.78

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Government Long Bond 1.2x Strategy Fund                    10.91                15.57                1553.75

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse Government Long Bond Strategy Fund                 8.35                 5.74                 1065.01

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                          5.01                 7.30                197787.83

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse S&P 500 Strategy
     Fund                                                                6.76                 9.26                19561.23

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                  12.84                5.76                 3138.91

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT NASDAQ-100(R)Fund                                           14.06                8.04                 396.83

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                       16.76                9.78                 5212.49

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Government Money Market Fund                          10.13                10.09               54473.84

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                         14.27                14.56                5000.44

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                             38.18                13.24               28635.37

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                  42.76                22.68               39085.30

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                  27.77                10.91               10939.41

-----------------------------------------------------------------------------------------------------------------------------------


Table 10 - 1.60% Asset Charge
     Base Contract with Minimum Premium Rider and
     GMWB Moderate Asset Allocation Model



       Base Contract with Five-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model

-----------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/07)           (12/31/08)           Period

-----------------------------------------------------------------------------------------------------------------------------------

     2008

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                    9.41                 25.72                   0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                    11.67                22.45                   0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                            12.13                13.43                   0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                             14.76                22.29                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American LargeCap Growth Portfolio                            12.76                10.81                171.02

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Capital Appreciation Portfolio                       16.58                22.14                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Mid-Cap Growth Portfolio                             14.39                25.25                 47.79

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Growth Portfolio                14.56                12.44                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Balanced Fund                                   11.30                21.91                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Capital Appreciation Fund                       18.15                13.24                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Income & Growth Fund                            11.43                7.34                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Inflation Protection Fund                       10.81                10.46                157.68

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP International Fund                              15.30                8.30                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Large Company Value Fund                        11.72                7.22                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Mid Cap Value Fund                              11.60                8.62                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Ultra Fund                                      11.60                6.66                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Value Fund                                      11.09                7.99                  95.76

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                  11.82                7.47                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                          11.28                6.97                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset ManagerSM Portfolio                              12.20                8.53                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth(R)Portfolio                       12.56                7.92                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                     12.26                7.94                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                   13.62                7.68                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                12.10                6.81                  85.93

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                              12.98                7.42                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                         13.39                5.91                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                       13.53                7.01                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                  11.06                8.14                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                    12.01                7.43                 259.56

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                        10.46                9.94                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                       13.53                8.04                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                 10.76                10.91                 29.86

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                     14.80                8.16                  74.49

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                             12.28                5.89                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                            12.19                7.85                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Mid Cap Value Fund                                11.91                7.38                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Structured Small Cap Equity Fund                  9.17                 5.95                  53.25

-----------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Growth and Income Portfolio                             12.06                6.98                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                           10.21                8.45                 109.77

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                  10.56                7.07                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                   12.11                7.58                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                     14.71                7.02                 369.54

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                     11.16                6.66                  68.28

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Growth Series                                               13.34                8.20                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                      12.42                8.16                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                        11.45                6.82                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                             12.25                7.69                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Small-Cap Portfolio                                10.42                6.21                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Mid-Cap Growth Portfolio                           14.39                8.00                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                  11.52                6.14                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                      10.95                8.24                  57.58

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                    10.81                10.59                   0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                     10.83                9.91                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                    10.88                11.22                251.27

-----------------------------------------------------------------------------------------------------------------------------------

     Premier VIT NACM Small Cap Portfolio                                12.42                7.13                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Government Long Bond 1.2x Strategy Fund                    10.12                14.43                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse Government Long Bond Strategy Fund                 10.09                6.93                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                          8.20                 11.94                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse S&P 500 Strategy
     Fund                                                                8.89                 12.19                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                  11.93                5.34                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT NASDAQ-100(R)Fund                                           12.45                7.11                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                       14.23                8.30                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Government Money Market Fund                          10.48                10.44                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                         11.11                11.33                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                             21.24                7.36                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                  20.57                10.91                 52.10

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                  14.35                25.72                   0

-----------------------------------------------------------------------------------------------------------------------------------


Table 11 - 1.65% Asset Charge


     Base Contract with Estate Planning Rider and Surrender Charge Rider - Three Years


     Base Contract with Bonus Credit Rider and GMWB Conservative Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Moderate-Conservative Asset
     Allocation Model

       Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB
     Moderate-Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB
     Conservative Asset Allocation Model
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset
     Allocation Model

-----------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/07)           (12/31/08)           Period

-----------------------------------------------------------------------------------------------------------------------------------

     2008

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                    11.96                22.45                1301.12

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                    15.00                13.43                   0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                            16.43                22.29                   0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                             24.30                10.81                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American LargeCap Growth Portfolio                            17.66                22.14                 93.09

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Capital Appreciation Portfolio                       22.63                25.25                245.89

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Mid-Cap Growth Portfolio                             23.26                12.44                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Growth Portfolio                24.74                21.91                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Balanced Fund                                   14.56                13.24                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Capital Appreciation Fund                       24.26                12.84                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Income & Growth Fund                            16.08                10.32                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Inflation Protection Fund                       10.77                10.43                575.39

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP International Fund                              21.64                11.73                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Large Company Value Fund                        11.87                7.31                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Mid Cap Value Fund                              12.20                9.06                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Ultra Fund                                      11.31                6.49                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Value Fund                                      16.07                11.57                 76.79

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                  15.24                9.62                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                          15.38                9.50                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset ManagerSM Portfolio                              14.59                10.20                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth(R)Portfolio                       15.55                9.80                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                     14.50                9.39                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                   20.26                11.42                528.06

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                17.07                9.60                 139.07

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                              15.95                9.12                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                         17.39                7.67                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                       17.30                8.97                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                  15.69                11.55                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                    16.13                9.97                 221.51

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                        11.43                10.85                563.57

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                       24.44                14.52                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                 10.69                10.84                440.54

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                     23.93                13.19                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                             13.31                6.38                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                            12.43                8.00                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Mid Cap Value Fund                                13.06                8.09                 110.84

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Structured Small Cap Equity Fund                  9.63                 6.25                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Growth and Income Portfolio                             16.56                9.58                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                           11.02                9.11                 285.62

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                  17.75                11.87                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                   16.90                10.57                869.00

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                     26.86                12.81                173.95

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                     17.87                10.66                592.03

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Growth Series                                               18.37                11.29                   0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                      16.04                10.53                   0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                        15.18                9.03                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                             17.33                10.86                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Small-Cap Portfolio                                10.48                6.24                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Mid-Cap Growth Portfolio                           15.34                8.52                 358.40

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                  12.38                6.60                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                      13.08                9.84                 186.67

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                    10.70                10.48                   0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                     12.13                11.09                   0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                    11.45                11.81                1112.27

-----------------------------------------------------------------------------------------------------------------------------------

     Premier VIT NACM Small Cap Portfolio                                12.10                6.94                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Government Long Bond 1.2x Strategy Fund                    10.88                15.50                581.40

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse Government Long Bond Strategy Fund                 8.32                 5.71                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                          4.55                 6.62                 336.86

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse S&P 500 Strategy
     Fund                                                                5.93                 8.12                 404.80

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                  17.59                7.88                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT NASDAQ-100(R)Fund                                           17.70                10.11                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                       16.70                9.73                 619.01

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Government Money Market Fund                          10.13                10.08                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                         14.20                14.47                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                             46.28                16.03                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                  48.54                25.72                383.37

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                  27.63                22.45                   0

-----------------------------------------------------------------------------------------------------------------------------------


Table 12 - 1.70% Asset Charge


     Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five Years
     Base Contract with Guaranteed Income 5 Rider
     Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider and Surrender Charge Rider - Zero Years
     Base Contract with GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Three-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model

-----------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period        Units at End of
                                                                         (12/31/07)           (12/31/08)              Period

-----------------------------------------------------------------------------------------------------------------------------------

     2008

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                    10.57                13.43                660.56

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                    12.56                22.29               12928.81

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                            11.04                10.81                690.05

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                             20.02                22.14               27605.17

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American LargeCap Growth Portfolio                            12.78                25.25               139083.15

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Capital Appreciation Portfolio                       16.61                12.44               23433.18

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Mid-Cap Growth Portfolio                             17.66                21.91               31802.21

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Growth Portfolio                18.75                13.24                1310.84

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Balanced Fund                                   13.11                10.26                3781.48

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Capital Appreciation Fund                       19.66                10.40               13631.29

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Income & Growth Fund                            12.99                8.33                 591.03

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Inflation Protection Fund                       10.76                10.41               113451.39

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP International Fund                              18.25                9.89                25061.29

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Large Company Value Fund                        11.86                7.29                 1018.04

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Mid Cap Value Fund                              12.18                9.04                 2844.06

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Ultra Fund                                      11.29                6.48                  37.31

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Value Fund                                      13.94                10.03               89030.94

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                  12.99                8.20                16955.67

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                          12.17                7.51                11454.89

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset ManagerSM Portfolio                              13.07                9.13                 3584.60

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth(R)Portfolio                       13.07                8.23                 723.44

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                     13.12                8.49                 6268.83

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                   18.53                10.44               47837.80

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                14.15                7.95                74806.99

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                              13.51                7.72                 6075.29

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                         14.15                6.24                 4951.18

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                       12.56                6.51                16003.10

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                  15.06                11.09               12413.34

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                    12.87                7.95                183544.57

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                        11.89                11.29               25672.95

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                       21.66                12.86               48523.38

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                 10.65                10.79               93984.08

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                     20.19                11.12               74244.12

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                             13.28                6.36                 1832.62

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                            12.41                7.99                 931.07

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Mid Cap Value Fund                                13.04                8.07                29840.06

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Structured Small Cap Equity Fund                  9.61                 6.23                46806.93

-----------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Growth and Income Portfolio                             16.52                9.55                 4144.45

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                           11.36                9.39                59604.84

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                  13.51                9.04                 4582.70

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                   13.82                8.64                 4108.79

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                     22.85                10.89               136747.17

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                     15.91                9.48                41806.87

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Growth Series                                               13.23                8.12                 3319.79

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                      13.14                8.62                 355.41

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                        10.92                6.49                34548.82

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                             13.61                8.53                 1041.99

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Small-Cap Portfolio                                10.46                6.22                 551.62

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Mid-Cap Growth Portfolio                           15.32                8.51                 1136.33

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                  12.37                6.59                13076.08

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                      13.05                9.81                33034.31

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                    10.67                10.45               20576.37

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                     12.10                11.06               40749.23

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                    11.43                11.77               215688.72

-----------------------------------------------------------------------------------------------------------------------------------

     Premier VIT NACM Small Cap Portfolio                                12.08                6.93                 7661.08

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Government Long Bond 1.2x Strategy Fund                    10.87                15.47               40520.74

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse Government Long Bond Strategy Fund                 8.30                 5.70                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                          4.96                 7.22                36139.70

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse S&P 500 Strategy
     Fund                                                                6.70                 9.17                31467.69

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                  12.74                5.70                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT NASDAQ-100(R)Fund                                           13.94                7.96                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                       16.67                9.71                 2736.07

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Government Money Market Fund                          10.05                9.99                 692.65

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                         14.16                14.42               18213.51

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                             37.85                13.11               15130.55

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                  42.38                22.45               42082.69

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                  27.56                13.43                5126.21

-----------------------------------------------------------------------------------------------------------------------------------


Table 13 - 1.75% Asset Charge
     Base Contract with Bonus Credit Rider and GMWB
     Moderate-Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider,
     Three-Year Surrender Charge Rider and GMWB
     Moderate-Conservative Asset Allocation Model


-----------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period        Units at End of
                                                                         (12/31/07)           (12/31/08)              Period

-----------------------------------------------------------------------------------------------------------------------------------

     2008

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                    9.46                 22.29                   0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                    12.96                10.81                   0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                            11.82                22.14                   0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                             16.90                25.25                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American LargeCap Growth Portfolio                            13.87                12.44                4012.71

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Capital Appreciation Portfolio                       17.83                21.91                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Mid-Cap Growth Portfolio                             15.52                13.24                155.19

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Growth Portfolio                16.23                8.51                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Balanced Fund                                   11.64                9.11                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Capital Appreciation Fund                       20.57                10.88                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Income & Growth Fund                            11.89                7.63                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Inflation Protection Fund                       10.74                10.39                4472.17

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP International Fund                              16.34                8.85                 1487.10

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Large Company Value Fund                        11.84                7.28                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Mid Cap Value Fund                              12.17                9.02                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Ultra Fund                                      11.27                6.46                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Value Fund                                      11.51                8.28                 2634.07

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                  12.27                7.74                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                          11.56                7.14                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset ManagerSM Portfolio                              12.35                8.63                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth(R)Portfolio                       12.70                7.99                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                     12.27                7.94                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                   14.78                8.32                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                12.46                7.00                 1176.66

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                              13.06                7.46                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                         13.60                5.99                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                       13.79                7.14                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                  11.16                8.21                 565.07

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                    12.34                7.62                 4981.58

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                        10.52                9.98                 445.67

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                       14.85                8.81                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                 10.79                10.92                4539.96

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                     16.09                8.86                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                             12.54                6.00                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                            12.39                7.97                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Mid Cap Value Fund                                13.02                8.06                 306.54

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Structured Small Cap Equity Fund                  9.60                 6.22                 1607.67

-----------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Growth and Income Portfolio                             13.01                7.52                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                           10.34                8.54                 5190.52

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                  11.02                7.37                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                   12.20                7.62                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                     16.91                8.05                 5618.47

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                     12.03                7.17                 1928.09

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Growth Series                                               13.99                8.59                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                      12.97                8.51                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                        11.92                7.08                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                             13.17                8.25                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Small-Cap Portfolio                                10.44                6.21                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Mid-Cap Growth Portfolio                           15.30                8.49                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                  12.35                6.57                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                      11.24                8.45                 1942.79

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                    10.70                10.47                   0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                     10.91                9.96                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                    11.02                11.35                9083.47

-----------------------------------------------------------------------------------------------------------------------------------

     Premier VIT NACM Small Cap Portfolio                                12.06                6.92                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Government Long Bond 1.2x Strategy Fund                    10.85                15.44                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse Government Long Bond Strategy Fund                 9.15                 6.27                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                          8.18                 11.89                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse S&P 500 Strategy
     Fund                                                                8.55                 11.70                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                  12.34                5.52                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT NASDAQ-100(R)Fund                                           12.27                7.00                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                       15.16                8.83                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Government Money Market Fund                          10.43                10.37                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                         10.86                11.06                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                             25.34                8.77                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                  25.36                13.43                756.57

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                  16.00                22.29                   0

-----------------------------------------------------------------------------------------------------------------------------------


Table 14 - 1.80% Asset Charge


     Base Contract with Guaranteed Income Select Rider
     Base Contract with Bonus Credit Rider and Minimum Premium Rider
     Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years
     Base Contract with Estate Planning Rider and Surrender Charge Rider - Zero Years
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB Conservative
     Asset Allocation Model
     Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Conservative Asset
     Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB
     Conservative Asset Allocation Model

-----------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period        Units at End of
                                                                         (12/31/07)           (12/31/08)              Period

-----------------------------------------------------------------------------------------------------------------------------------

     2008

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                    10.50                10.81                9260.64

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                    12.49                22.14                7689.68

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                            10.98                25.25                721.89

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                             19.91                12.44                4801.43

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American LargeCap Growth Portfolio                            12.71                21.91               12812.53

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Capital Appreciation Portfolio                       16.51                13.24               14410.11

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Mid-Cap Growth Portfolio                             17.56                7.18                 5966.62

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Growth Portfolio                18.64                9.78                 1549.82

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Balanced Fund                                   13.03                10.19               10226.28

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Capital Appreciation Fund                       19.55                10.33                969.70

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Income & Growth Fund                            12.91                8.28                 424.80

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Inflation Protection Fund                       10.72                10.36                7023.18

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP International Fund                              18.14                9.82                16965.40

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Large Company Value Fund                        11.82                7.27                 4050.53

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Mid Cap Value Fund                              12.15                9.01                 733.13

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Ultra Fund                                      11.26                6.45                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Value Fund                                      13.86                9.96                16827.83

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                  12.92                8.14                 486.23

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                          12.10                7.46                 1359.31

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset ManagerSM Portfolio                              12.99                9.07                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth(R)Portfolio                       13.00                8.18                 384.87

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                     13.04                8.44                 1079.18

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                   18.42                10.37               34630.23

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                14.06                7.90                 5346.46

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                              13.43                7.66                 1109.91

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                         14.07                6.20                  98.89

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                       12.49                6.46                 158.61

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                  14.97                11.01                6461.61

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                    12.79                7.89                21253.07

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                        11.82                11.21                3133.92

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                       21.53                12.77               11696.34

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                 10.59                10.72                6058.05

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                     20.07                11.05                9897.55

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                             13.23                6.33                 2854.06

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                            12.37                7.96                 2534.75

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Mid Cap Value Fund                                13.00                8.04                 3318.02

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Structured Small Cap Equity Fund                  9.58                 6.21                 2860.96

-----------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Growth and Income Portfolio                             16.44                9.50                 441.47

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                           11.30                9.33                 4880.27

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                  13.44                8.98                 3711.18

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                   13.74                8.58                 6421.81

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                     22.72                10.81                9566.66

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                     15.81                9.42                  10360

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Growth Series                                               13.15                8.07                 718.94

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                      13.06                8.56                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                        10.86                6.45                 7814.18

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                             13.53                8.47                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Small-Cap Portfolio                                10.43                6.20                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Mid-Cap Growth Portfolio                           15.28                8.47                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                  12.33                6.56                 2334.47

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                      12.99                9.76                 2989.49

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                    10.62                10.39                   0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                     12.05                11.00                1357.78

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                    11.37                11.71               37339.75

-----------------------------------------------------------------------------------------------------------------------------------

     Premier VIT NACM Small Cap Portfolio                                12.04                6.90                 637.15

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Government Long Bond 1.2x Strategy Fund                    10.83                15.41                164.09

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse Government Long Bond Strategy Fund                 8.27                 5.67                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                          4.94                 7.18                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse S&P 500 Strategy
     Fund                                                                6.66                 9.11                 334.50

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                  12.66                5.66                 5380.95

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT NASDAQ-100(R)Fund                                           13.86                7.91                 900.10

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                       16.61                9.67                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Government Money Market Fund                          9.99                 9.92                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                         14.09                14.33                3651.07

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                             37.64                13.02                8525.40

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                  42.13                22.29                8358.14

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                  27.42                10.81                3578.59

-----------------------------------------------------------------------------------------------------------------------------------


Table 15 - 1.85% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit
     Rider and GMWB Moderate Asset Allocation Model
     Base Contract with Minimum Premium Rider, Five-Year
     Surrender Charge Rider and GMWB
     Moderate Asset Allocation Model
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model


-----------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period        Units at End of
                                                                         (12/31/07)           (12/31/08)              Period

-----------------------------------------------------------------------------------------------------------------------------------

     2008

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                    9.36                 22.14                   0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                    11.60                25.25                   0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                            12.06                12.44                   0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                             14.67                21.91                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American LargeCap Growth Portfolio                            12.69                13.24                3927.67

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Capital Appreciation Portfolio                       16.48                8.87                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Mid-Cap Growth Portfolio                             14.31                5.85                 1203.03

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Growth Portfolio                14.47                7.59                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Balanced Fund                                   11.24                8.79                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Capital Appreciation Fund                       18.04                9.53                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Income & Growth Fund                            11.36                7.28                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Inflation Protection Fund                       10.74                10.38                3105.33

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP International Fund                              15.21                8.23                 723.06

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Large Company Value Fund                        11.65                7.16                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Mid Cap Value Fund                              11.53                8.54                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Ultra Fund                                      11.53                6.61                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Value Fund                                      11.02                7.92                 2577.33

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                  11.75                7.41                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                          11.21                6.91                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset ManagerSM Portfolio                              12.12                8.46                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth(R)Portfolio                       12.49                7.85                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                     12.19                7.88                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                   13.54                7.62                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                12.03                6.75                 1818.59

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                              12.90                7.36                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                         13.31                5.86                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                       13.45                6.96                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                  10.99                8.08                 177.50

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                    11.94                7.37                 6112.83

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                        10.40                9.86                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                       13.45                7.98                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                 10.70                10.82                881.83

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                     14.72                8.10                 1541.22

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                             12.21                5.84                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                            12.11                7.79                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Mid Cap Value Fund                                11.84                7.32                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Structured Small Cap Equity Fund                  9.12                 5.90                 1255.28

-----------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Growth and Income Portfolio                             11.99                6.92                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                           10.15                8.38                 2461.53

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                  10.50                7.01                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                   12.04                7.52                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                     14.63                6.96                 7594.65

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                     11.09                6.60                 1700.43

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Growth Series                                               13.27                8.13                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                      12.35                8.09                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                        11.39                6.76                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                             12.18                7.62                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Small-Cap Portfolio                                10.36                6.16                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Mid-Cap Growth Portfolio                           14.31                7.93                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                  11.45                6.09                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                      10.89                8.17                 1160.15

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                    10.74                10.50                   0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                     10.77                9.82                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                    10.82                11.13                5650.24

-----------------------------------------------------------------------------------------------------------------------------------

     Premier VIT NACM Small Cap Portfolio                                12.35                7.07                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Government Long Bond 1.2x Strategy Fund                    10.06                14.31                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse Government Long Bond Strategy Fund                 10.03                6.87                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                          8.15                 11.84                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse S&P 500 Strategy
     Fund                                                                8.84                 12.09                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                  11.86                5.30                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT NASDAQ-100(R)Fund                                           12.37                7.05                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                       14.15                8.23                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Government Money Market Fund                          10.42                10.35                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                         11.05                11.23                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                             21.11                7.30                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                  20.45                10.81                1135.55

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                  14.26                22.14                   0

-----------------------------------------------------------------------------------------------------------------------------------


Table 16 - 1.90% Asset Charge


     Base Contract with Higher Education Rider
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and GMWB Conservative Asset Allocation
     Model
     Base Contract with Guaranteed Minimum Death Benefit Rider, Three-Year Surrender Charge Rider and GMWB
     Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB
     Moderate-Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Moderate-Conservative
     Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB
     Moderate-Conservative Asset Allocation Model
     Base Contract with Bonus Credit Rider and Estate Planning Rider
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Three Years

-----------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                                Accumulation         Accumulation            Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period         Units at End of
                                                                         (12/31/07)           (12/31/08)              Period

-----------------------------------------------------------------------------------------------------------------------------------

     2008

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                    10.44                25.25                5375.50

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                    12.41                12.44                   0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                            10.92                21.91                   0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                             19.80                13.24                 434.18

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American LargeCap Growth Portfolio                            12.63                6.67                 1692.95

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Capital Appreciation Portfolio                       16.41                8.84                 1661.98

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Mid-Cap Growth Portfolio                             17.45                7.13                  581.31

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Growth Portfolio                18.53                9.71                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Balanced Fund                                   12.95                10.12                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Capital Appreciation Fund                       19.43                10.26                 25.16

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Income & Growth Fund                            12.83                8.22                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Inflation Protection Fund                       10.69                10.32                 347.16

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP International Fund                              18.03                9.75                 1801.54

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Large Company Value Fund                        11.79                7.24                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Mid Cap Value Fund                              12.11                8.97                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Ultra Fund                                      11.22                6.43                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Value Fund                                      13.77                9.89                 2118.94

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                  12.84                8.09                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                          12.03                7.41                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset ManagerSM Portfolio                              12.91                9.01                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth(R)Portfolio                       12.92                8.12                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                     12.97                8.38                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                   18.31                10.30                2629.61

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                13.98                7.84                  183.26

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                              13.35                7.61                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                         13.98                6.15                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                       12.42                6.42                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                  14.89                10.93                 195.50

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                    12.72                7.84                 2560.83

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                        11.75                11.13                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                       21.40                12.68                 22.75

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                 10.53                10.64                 834.46

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                     19.95                10.97                 973.51

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                             13.19                6.30                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                            12.34                7.93                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Mid Cap Value Fund                                12.97                8.01                  30.74

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Structured Small Cap Equity Fund                  9.56                 6.18                  96.47

-----------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Growth and Income Portfolio                             16.36                9.44                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                           11.24                9.26                  780.99

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                  13.36                8.92                  385.69

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                   13.66                8.52                 1754.35

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                     22.59                10.74                 446.06

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                     15.72                9.35                 2430.68

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Growth Series                                               13.08                8.01                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                      12.99                8.51                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                        10.79                6.41                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                             13.45                8.41                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Small-Cap Portfolio                                10.40                6.17                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Mid-Cap Growth Portfolio                           15.23                8.44                 1746.34

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                  12.29                6.53                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                      12.93                9.70                  99.70

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                    10.57                10.33                   0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                     11.99                10.94                   0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                    11.32                11.64                2220.95

-----------------------------------------------------------------------------------------------------------------------------------

     Premier VIT NACM Small Cap Portfolio                                12.01                6.88                   8.86

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Government Long Bond 1.2x Strategy Fund                    10.80                15.35                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse Government Long Bond Strategy Fund                 8.24                 5.64                  773.83

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                          4.91                 7.13                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex      VT      Inverse       S&P      500       Strategy
     Fund                                                                6.62                 9.05                  452.80

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                  12.59                5.62                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT NASDAQ-100(R)Fund                                           13.79                7.86                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                       16.55                9.62                 2127.50

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Government Money Market Fund                          9.93                 9.86                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                         14.01                14.25                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                             37.43                12.93                 118.36

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                  41.88                22.14                 739.96

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                  27.28                25.25                   0

-----------------------------------------------------------------------------------------------------------------------------------

Table 17 - 1.95% Asset Charge


     Base Contract with Minimum Premium Rider and GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Five-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Guaranteed Income 5 Rider and Minimum Premium Rider
     Base Contract with Guaranteed Income 5 Rider and Surrender Charge Rider - Five Years
     Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge
     Rider - Five Years
     Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Zero Years
     Base Contract with Bonus Credit Rider and GMWB Moderate Asset Allocation Model
     Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB Moderate Asset
     Allocation Model

-----------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                                Accumulation         Accumulation            Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period         Units at End of
                                                                         (12/31/07)           (12/31/08)              Period

-----------------------------------------------------------------------------------------------------------------------------------

     2008

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                    11.78                12.44                5859.67

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                    14.77                21.91                   0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                            16.18                13.24                   0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                             23.93                15.87                 216.83

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American LargeCap Growth Portfolio                            17.38                9.18                 13154.04

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Capital Appreciation Portfolio                       22.28                11.99                1410.57

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Mid-Cap Growth Portfolio                             22.90                9.35                 4952.50

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Growth Portfolio                24.36                12.75                 24.47

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Balanced Fund                                   14.34                11.20                 32.02

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Capital Appreciation Fund                       23.88                12.60                 624.84

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Income & Growth Fund                            15.83                10.13                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Inflation Protection Fund                       10.68                10.30                12828.09

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP International Fund                              21.31                11.51                12459.37

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Large Company Value Fund                        11.77                7.22                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Mid Cap Value Fund                              12.09                8.95                 3666.13

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Ultra Fund                                      11.21                6.41                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Value Fund                                      15.82                11.36                13869.97

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                  15.00                9.45                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                          15.14                9.33                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset ManagerSM Portfolio                              14.36                10.01                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth(R)Portfolio                       15.31                9.62                  326.63

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                     14.28                9.22                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                   19.95                11.21                3394.52

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                16.81                9.42                 6011.63

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                              15.71                8.95                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                         17.12                7.53                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                       17.03                8.80                  874.07

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                  14.10                10.35                2941.33

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                    15.89                9.79                 22617.53

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                        11.25                10.65                2247.02

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                       24.06                14.25                 255.34

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                 10.53                10.64                16263.66

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                     23.77                13.06                5034.83

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                             13.16                6.29                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                            12.32                7.91                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Mid Cap Value Fund                                12.95                7.99                 3955.22

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Structured Small Cap Equity Fund                  9.54                 6.17                 5914.12

-----------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Growth and Income Portfolio                             16.32                9.42                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                           10.85                8.94                 10296.79

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                  17.47                11.65                1692.46

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                   16.64                10.37                2148.91

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                     26.45                12.57                9786.31

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                     17.60                10.46                7506.87

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Growth Series                                               18.09                11.08                 282.89

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                      15.80                10.34                   0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                        14.95                8.87                 4698.33

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                             17.06                10.67                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Small-Cap Portfolio                                10.38                6.16                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Mid-Cap Growth Portfolio                           15.21                8.42                 2539.00

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                  12.27                6.52                 1654.74

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                      12.90                9.67                 6970.62

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                    10.55                10.30                 121.99

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                     11.96                10.91                1657.09

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                    11.30                11.61                77626.67

-----------------------------------------------------------------------------------------------------------------------------------

     Premier VIT NACM Small Cap Portfolio                                11.99                6.86                 1645.27

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Government Long Bond 1.2x Strategy Fund                    10.78                15.32                 342.25

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse Government Long Bond Strategy Fund                 8.23                 5.63                  105.59

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                          4.48                 6.50                 8067.17

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse S&P 500 Strategy
     Fund                                                                5.84                 7.97                 4672.31

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                  17.32                7.73                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT NASDAQ-100(R)Fund                                           17.42                9.92                 2708.63

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                       16.52                9.60                 2891.13

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Government Money Market Fund                          9.98                 9.89                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                         13.98                14.20                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                             45.57                15.74                 736.94

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                  47.79                25.25                2799.68

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                  27.21                12.44                 26.00

-----------------------------------------------------------------------------------------------------------------------------------


Table 18 - 2.00% Asset Charge


     Base Contract with Bonus Credit Rider and Minimum Premium Rider
     Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years

-----------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period        Units at End of
                                                                         (12/31/07)           (12/31/08)              Period

-----------------------------------------------------------------------------------------------------------------------------------

     2008

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American LargeCap Growth Portfolio

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Capital Appreciation Portfolio

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Mid-Cap Growth Portfolio

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Growth Portfolio

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Balanced Fund

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Capital Appreciation Fund

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Income & Growth Fund

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Inflation Protection Fund

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP International Fund

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Large Company Value Fund

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Mid Cap Value Fund

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Ultra Fund

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Value Fund

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset ManagerSM Portfolio

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth(R) Portfolio

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Mid Cap Value Fund

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Structured Small Cap Equity Fund

-----------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Growth and Income Portfolio

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Growth Series

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Small-Cap Portfolio

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Mid-Cap Growth Portfolio

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio

-----------------------------------------------------------------------------------------------------------------------------------

     Premier VIT NACM Small Cap Portfolio

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Government Long Bond 1.2x Strategy Fund

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse Government Long Bond Strategy Fund

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse NASDAQ-100(R) Strategy Fund

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse S&P 500 Strategy
     Fund

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT NASDAQ-100(R) Fund

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Government Money Market Fund

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund

-----------------------------------------------------------------------------------------------------------------------------------

Table 19 - 2.05% Asset Charge


     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender
     Charge Rider, and GMWB Conservative Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider, and GMWB
     Conservative Asset Allocation Model
     Base Contract with Three-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Guarantee Income 5 Rider and Three-Year Surrender Charge Rider
     Base Contract with Guarantee Income Select and Minimum Premium Rider
     Base Contract with Guarantee Income Select and Five-Year Surrender Charge Rider
     Base Contract with Bonus Credit Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit
     Rider
     Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge
     Rider - Three Years
     Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge
     Rider - Five Years

-----------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period        Units at End of
                                                                         (12/31/07)           (12/31/08)              Period

-----------------------------------------------------------------------------------------------------------------------------------

     2008

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                    10.35                21.91                2542.34

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                    12.31                13.24                1058.05

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                            10.82                5.88                 486.53

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                             19.63                13.01                1845.09

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American LargeCap Growth Portfolio                            12.52                6.60                28437.97

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Capital Appreciation Portfolio                       16.27                8.74                 5852.47

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Mid-Cap Growth Portfolio                             17.30                7.06                 7968.88

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Growth Portfolio                18.37                9.61                 662.46

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Balanced Fund                                   12.84                10.02                5524.34

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Capital Appreciation Fund                       19.26                10.15                2630.10

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Income & Growth Fund                            12.72                8.13                 2418.63

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Inflation Protection Fund                       10.64                10.26               23758.20

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP International Fund                              17.88                9.65                14574.21

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Large Company Value Fund                        11.73                7.19                 465.31

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Mid Cap Value Fund                              12.06                8.92                 2237.90

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Ultra Fund                                      11.17                6.39                 761.07

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Value Fund                                      13.65                9.79                27078.00

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                  12.73                8.01                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                          11.93                7.34                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset ManagerSM Portfolio                              12.80                8.91                 734.71

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth(R)Portfolio                       12.81                8.04                 565.50

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                     12.85                8.29                 2066.78

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                   18.15                10.19               33211.52

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                13.86                7.76                27834.77

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                              13.23                7.53                 1772.72

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                         13.86                6.09                 163.83

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                       12.31                6.35                 635.78

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                  14.75                10.82                3924.79

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                    12.60                7.76                37780.53

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                        11.65                11.02               14912.66

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                       21.21                12.55                3706.33

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                 10.44                10.53               63324.94

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                     19.78                10.86               16170.50

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                             13.11                6.26                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                            12.28                7.88                 1500.28

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Mid Cap Value Fund                                12.91                7.96                 4765.17

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Structured Small Cap Equity Fund                  9.51                 6.15                 8290.22

-----------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Growth and Income Portfolio                             16.25                9.36                 558.83

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                           11.14                9.17                20452.75

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                  13.25                8.83                 4114.56

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                   13.54                8.43                 9235.58

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                     22.39                10.63               22593.22

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                     15.58                9.26                11927.94

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Growth Series                                               12.96                7.93                 622.23

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                      12.87                8.42                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                        10.70                6.34                 2282.54

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                             13.33                8.33                 406.26

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Small-Cap Portfolio                                10.35                6.14                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Mid-Cap Growth Portfolio                           15.16                8.39                 754.19

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                  12.24                6.50                 1321.43

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                      12.84                9.62                 9756.26

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                    10.50                10.24                5913.62

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                     11.91                10.84               11964.43

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                    11.24                11.54               83097.53

-----------------------------------------------------------------------------------------------------------------------------------

     Premier VIT NACM Small Cap Portfolio                                11.95                6.83                 260.75

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Government Long Bond 1.2x Strategy Fund                    10.75                15.26                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse Government Long Bond Strategy Fund                 8.20                 5.60                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                          4.87                 7.06                 272.47

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse S&P 500 Strategy
     Fund                                                                6.57                 8.96                 210.93

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                  12.48                5.57                 449.65

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT NASDAQ-100(R)Fund                                           13.67                7.78                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                       16.46                9.55                 918.71

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Government Money Market Fund                          9.85                 9.76                 8674.23

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                         13.91                14.12                1249.60

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                             37.11                12.80                4059.13

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                  41.51                21.91                8567.79

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                  27.07                13.24                4971.68

-----------------------------------------------------------------------------------------------------------------------------------


Table 20 - 2.10% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit
     Rider, Five-Year Surrender Charge Rider
     and GMWB Moderate Asset Allocation Model
     Base Contract with Minimum Premium Rider,
     Guaranteed Minimum Death Benefit Rider and GMWB
     Moderate Asset Allocation Model
     Base Contract with Minimum Premium Rider, Zero-Year
     Surrender Charge Rider and GMWB Moderate
     Asset Allocation Model


-----------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period        Units at End of
                                                                         (12/31/07)           (12/31/08)              Period

-----------------------------------------------------------------------------------------------------------------------------------

     2008

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                    9.35                 13.24                   0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                    12.82                8.96                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                            11.69                6.35                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                             16.72                11.08                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American LargeCap Growth Portfolio                            13.73                7.24                 173.79

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Capital Appreciation Portfolio                       17.64                9.47                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Mid-Cap Growth Portfolio                             15.36                6.26                  88.79

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Growth Portfolio                16.05                8.39                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Balanced Fund                                   11.52                8.98                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Capital Appreciation Fund                       20.35                10.72                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Income & Growth Fund                            11.76                7.52                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Inflation Protection Fund                       10.63                10.24                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP International Fund                              16.16                8.72                 393.74

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Large Company Value Fund                        11.72                7.18                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Mid Cap Value Fund                              12.04                8.90                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Ultra Fund                                      11.16                6.37                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Value Fund                                      11.39                8.16                 293.20

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                  12.14                7.63                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                          11.44                7.03                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset ManagerSM Portfolio                              12.22                8.50                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth(R)Portfolio                       12.56                7.88                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                     12.14                7.83                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                   14.62                8.20                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                12.32                6.90                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                              12.92                7.35                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                         13.45                5.91                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                       13.64                7.04                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                  11.04                8.09                  80.88

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                    12.21                7.51                 340.03

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                        10.40                9.84                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                       14.69                8.68                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                 10.67                10.76                142.99

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                     15.92                8.74                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                             12.40                5.92                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                            12.26                7.86                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Mid Cap Value Fund                                12.89                7.94                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Structured Small Cap Equity Fund                  9.50                 6.14                  93.54

-----------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Growth and Income Portfolio                             12.87                7.41                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                           10.23                8.42                 100.64

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                  10.90                7.26                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                   12.07                7.51                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                     16.72                7.94                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                     11.90                7.06                 135.58

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Growth Series                                               13.84                8.46                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                      12.84                8.39                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                        11.79                6.98                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                             13.02                8.13                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Small-Cap Portfolio                                10.34                6.12                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Mid-Cap Growth Portfolio                           15.14                8.37                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                  12.22                6.48                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                      11.12                8.33                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                    10.59                10.32                   0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                     10.79                9.82                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                    10.90                11.18                320.17

-----------------------------------------------------------------------------------------------------------------------------------

     Premier VIT NACM Small Cap Portfolio                                11.93                6.82                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Government Long Bond 1.2x Strategy Fund                    10.74                15.23                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse Government Long Bond Strategy Fund                 9.05                 6.18                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                          8.09                 11.72                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse S&P 500 Strategy
     Fund                                                                8.46                 11.53                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                  12.21                5.44                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT NASDAQ-100(R)Fund                                           12.14                6.90                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                       15.00                8.70                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Government Money Market Fund                          10.32                10.22                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                         10.74                10.90                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                             25.06                8.64                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                  25.09                13.24                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                  15.82                6.95                    0

-----------------------------------------------------------------------------------------------------------------------------------


Table 21 - 2.15% Asset Charge


     Base Contract with GMWB Aggressive Asset Allocation Model
     Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Conservative Asset
     Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender
     Charge Rider, and GMWB Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender
     Charge Rider, and GMWB Moderate-Conservative Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB
     Moderate-Conservative Asset Allocation Model
     Base Contract with Guaranteed Income Select and Estate Planning Rider
     Base Contract with Guaranteed Income Select and Three-Year Surrender Charge Rider
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider
     Base Contract with Minimum Premium Rider and Higher Education Rider
     Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge
     Rider - Three Years

-----------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period        Units at End of
                                                                         (12/31/07)           (12/31/08)              Period

-----------------------------------------------------------------------------------------------------------------------------------

     2008

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                    10.29                4.08                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                    12.23                8.55                 173.40

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                            10.76                5.84                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                             19.52                12.92                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American LargeCap Growth Portfolio                            12.45                6.56                 2581.02

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Capital Appreciation Portfolio                       16.17                8.68                  27.00

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Mid-Cap Growth Portfolio                             17.20                7.01                 1682.61

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Growth Portfolio                18.26                9.54                  10.69

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Balanced Fund                                   12.76                9.95                  4.76

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Capital Appreciation Fund                       19.15                10.08                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Income & Growth Fund                            12.65                8.08                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Inflation Protection Fund                       10.61                10.22                2991.64

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP International Fund                              17.77                9.58                 1404.48

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Large Company Value Fund                        11.70                7.16                 3592.18

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Mid Cap Value Fund                              12.02                8.88                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Ultra Fund                                      11.14                6.36                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Value Fund                                      13.57                9.72                 2510.90

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                  12.66                7.96                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                          11.86                7.29                 230.24

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset ManagerSM Portfolio                              12.72                8.85                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth(R)Portfolio                       12.73                7.98                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                     12.78                8.23                 1726.38

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                   18.04                10.12               43091.06

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                13.77                7.71                 1589.25

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                              13.15                7.48                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                         13.78                6.05                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                       12.23                6.31                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                  14.67                10.75                 63.79

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                    12.53                7.71                 4125.96

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                        11.58                10.94                958.43

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                       21.09                12.46               13942.07

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                 10.37                10.46                1546.34

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                     19.66                10.78                5318.11

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                             13.07                6.23                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                            12.24                7.85                  55.88

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Mid Cap Value Fund                                12.87                7.93                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Structured Small Cap Equity Fund                  9.48                 6.12                 852.54

-----------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Growth and Income Portfolio                             16.17                9.31                  22.83

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                           11.08                9.11                 2673.63

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                  13.17                8.77                 200.96

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                   13.46                8.37                 264.42

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                     22.25                10.56                3141.55

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                     15.49                9.19                 890.75

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Growth Series                                               12.88                7.87                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                      12.80                8.36                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                        10.64                6.30                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                             13.26                8.27                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Small-Cap Portfolio                                10.32                6.11                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Mid-Cap Growth Portfolio                           15.12                8.36                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                  12.20                6.47                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                      12.78                9.56                 904.84

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                    10.45                10.18                   0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                     11.85                10.78                3123.40

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                    11.19                11.48               11905.87

-----------------------------------------------------------------------------------------------------------------------------------

     Premier VIT NACM Small Cap Portfolio                                11.92                6.81                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Government Long Bond 1.2x Strategy Fund                    10.72                15.20                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse Government Long Bond Strategy Fund                 8.17                 5.58                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                          4.84                 7.01                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse S&P 500 Strategy
     Fund                                                                6.53                 8.90                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                  12.41                5.53                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT NASDAQ-100(R)Fund                                           13.59                7.73                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                       16.40                9.51                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Government Money Market Fund                          9.79                 9.69                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                         13.83                14.03                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                             36.90                12.72                5669.04

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                  41.27                21.76                572.54

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                  26.93                11.83                 95.39

-----------------------------------------------------------------------------------------------------------------------------------

Table 22 - 2.20% Asset Charge


     Base Contract with Bonus Credit and Minimum Premium Rider and GMWB Moderate Asset Allocation Model
     Base Contract with Guaranteed Minimum Premium Rider and Surrender Charge Rider - Three Years and GMWB
     Moderate Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Moderate-Aggressive Asset Allocation
     Model
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Moderate-Aggressive
     Asset Allocation Model
     Base Contract with Guaranteed Income 5 Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Guaranteed Income 5 Rider and Zero -Year Surrender Charge Rider
     Base Contract with Guaranteed Income 5 Rider and Minimum Premium Rider and Five -Year Surrender Charge Rider
     Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge
     Rider - Zero Years

-----------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period        Units at End of
                                                                         (12/31/07)           (12/31/08)              Period

-----------------------------------------------------------------------------------------------------------------------------------

     2008

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                    11.63                4.61                 1563.91

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                    14.58                10.18                   0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                            15.97                8.67                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                             23.62                15.63                 47.62

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American LargeCap Growth Portfolio                            17.16                9.04                 6076.41

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Capital Appreciation Portfolio                       21.99                11.80                1625.79

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Mid-Cap Growth Portfolio                             22.61                9.21                 855.94

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Growth Portfolio                24.04                12.56                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Balanced Fund                                   14.15                11.03                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Capital Appreciation Fund                       23.58                12.41                1209.62

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Income & Growth Fund                            15.63                9.98                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Inflation Protection Fund                       10.60                10.20                7321.57

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP International Fund                              21.04                11.34                156.80

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Large Company Value Fund                        11.68                7.15                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Mid Cap Value Fund                              12.00                8.86                  86.57

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Ultra Fund                                      11.12                6.35                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Value Fund                                      15.62                11.18                2866.67

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                  14.81                9.30                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                          14.95                9.18                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset ManagerSM Portfolio                              14.18                9.86                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth(R)Portfolio                       15.12                9.47                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                     14.10                9.08                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                   19.70                11.04                856.34

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                16.59                9.28                 3049.05

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                              15.50                8.81                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                         16.90                7.42                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                       16.82                8.67                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                  15.25                11.16                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                    15.68                9.64                 7937.99

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                        11.11                10.49                 12.65

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                       23.75                14.03                1302.56

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                 10.40                10.48                6053.59

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                     23.26                12.75                1884.71

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                             13.04                6.21                  99.28

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                            12.23                7.83                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Mid Cap Value Fund                                12.85                7.91                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Structured Small Cap Equity Fund                  9.47                 6.11                 2769.35

-----------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Growth and Income Portfolio                             16.13                9.28                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                           10.71                8.81                 4253.59

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                  17.25                11.48                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                   16.42                10.21                884.50

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                     26.11                12.38                7839.98

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                     17.37                10.30                2579.85

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Growth Series                                               17.86                10.91                   0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                      15.60                10.18                   0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                        14.76                8.73                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                             16.84                10.50                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Small-Cap Portfolio                                10.30                6.10                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Mid-Cap Growth Portfolio                           15.09                8.34                 619.84

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                  12.18                6.46                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                      12.75                9.54                 2753.13

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                    10.43                10.16                   0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                     11.82                10.75                   0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                    11.16                11.44               10370.31

-----------------------------------------------------------------------------------------------------------------------------------

     Premier VIT NACM Small Cap Portfolio                                11.90                6.79                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Government Long Bond 1.2x Strategy Fund                    10.70                15.17                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse Government Long Bond Strategy Fund                 8.15                 5.56                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                          4.42                 6.40                 233.56

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse S&P 500 Strategy
     Fund                                                                5.76                 7.85                 186.21

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                  17.10                7.61                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT NASDAQ-100(R)Fund                                           17.20                9.77                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                       16.37                9.49                 758.87

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Government Money Market Fund                          9.85                 9.74                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                         13.80                13.99                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                             44.99                15.50                626.62

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                  47.18                24.86                1125.92

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                  26.86                11.79                 48.60

-----------------------------------------------------------------------------------------------------------------------------------


Table 23 - 2.25% Asset Charge


     Base Contract with Higher Education Rider and Estate Planning Rider
     Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Moderate-Conservative
     Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender
     Charge Rider, and GMWB Moderate-Conservative Asset Allocation Model

-----------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period        Units at End of
                                                                         (12/31/07)           (12/31/08)              Period

-----------------------------------------------------------------------------------------------------------------------------------

     2008

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                    10.23                4.05                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                    12.16                8.49                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                            10.70                5.81                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                             19.41                12.84                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American LargeCap Growth Portfolio                            12.37                6.51                 736.60

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Capital Appreciation Portfolio                       16.08                8.62                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Mid-Cap Growth Portfolio                             17.09                6.96                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Growth Portfolio                18.15                9.48                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Balanced Fund                                   12.69                9.88                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Capital Appreciation Fund                       19.03                10.01                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Income & Growth Fund                            12.57                8.02                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Inflation Protection Fund                       10.58                10.18                173.89

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP International Fund                              17.66                9.52                 779.19

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Large Company Value Fund                        11.66                7.14                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Mid Cap Value Fund                              11.99                8.85                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Ultra Fund                                      11.11                6.34                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Value Fund                                      13.49                9.66                 899.59

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                  12.59                7.90                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                          11.79                7.24                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset ManagerSM Portfolio                              12.65                8.79                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth(R)Portfolio                       12.65                7.93                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                     12.70                8.18                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                   17.94                10.05                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                13.69                7.66                  25.58

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                              13.08                7.43                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                         13.70                6.01                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                       12.16                6.26                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                  14.58                10.67                284.54

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                    12.46                7.65                 901.91

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                        11.51                10.87                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                       20.96                12.38                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                 10.31                10.39                1893.34

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                     19.54                10.71                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                             13.02                6.20                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                            12.21                7.81                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Mid Cap Value Fund                                12.83                7.90                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Structured Small Cap Equity Fund                  9.46                 6.10                 393.82

-----------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Growth and Income Portfolio                             16.09                9.25                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                           11.01                9.05                 1375.45

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                  13.10                8.71                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                   13.38                8.32                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                     22.12                10.48                134.27

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                     15.40                9.13                 442.80

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Growth Series                                               12.81                7.82                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                      12.72                8.30                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                        10.57                6.25                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                             13.18                8.21                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Small-Cap Portfolio                                10.29                6.09                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Mid-Cap Growth Portfolio                           15.07                8.32                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                  12.16                6.44                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                      12.72                9.51                  57.25

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                    10.40                10.13                   0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                     11.80                10.72                   0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                    11.14                11.41                2073.53

-----------------------------------------------------------------------------------------------------------------------------------

     Premier VIT NACM Small Cap Portfolio                                11.88                6.78                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Government Long Bond 1.2x Strategy Fund                    10.69                15.14                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse Government Long Bond Strategy Fund                 8.14                 5.55                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                          4.81                 6.96                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse S&P 500 Strategy
     Fund                                                                6.49                 8.84                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                  12.34                5.49                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT NASDAQ-100(R)Fund                                           13.52                7.67                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                       16.34                9.47                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Government Money Market Fund                          9.74                 9.63                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                         13.76                13.94                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                             36.69                12.63                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                  41.03                21.61                 13.41

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                  26.79                11.75                   0

-----------------------------------------------------------------------------------------------------------------------------------


Table 24 - 2.30% Asset Charge


     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender
     Charge Rider, and GMWB Conservative Asset Allocation Model
     Base Contract with Bonus Credit Rider and GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB Moderate-Aggressive
     Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Income 5 Rider and Three-Year Surrender Charge Rider
     Base Contract with Guaranteed Income Select Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Guaranteed Income Select Rider and Zero-Year Surrender Charge Rider
     Base Contract with Guaranteed Income Select Rider, Minimum Premium Rider and Five-Year Surrender Charge
     Rider
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit
     Rider and Surrender Charge Rider - Five Years
     Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge
     Rider - Zero Years

-----------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period        Units at End of
                                                                         (12/31/07)           (12/31/08)              Period

-----------------------------------------------------------------------------------------------------------------------------------

     2008

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                    10.20                4.04                11383.78

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                    12.12                8.46                 487.81

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                            10.67                5.79                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                             19.35                12.79                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American LargeCap Growth Portfolio                            12.34                6.49                 292.21

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Capital Appreciation Portfolio                       16.03                8.59                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Mid-Cap Growth Portfolio                             17.04                6.94                  60.45

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Growth Portfolio                18.10                9.44                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Balanced Fund                                   12.65                9.85                  37.41

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Capital Appreciation Fund                       18.98                9.98                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Income & Growth Fund                            12.53                7.99                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Inflation Protection Fund                       10.57                10.16                 20.14

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP International Fund                              17.61                9.48                 273.98

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Large Company Value Fund                        11.65                7.12                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Mid Cap Value Fund                              11.97                8.83                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Ultra Fund                                      11.09                6.32                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Value Fund                                      13.45                9.62                 328.18

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                  12.55                7.88                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                          11.76                7.22                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset ManagerSM Portfolio                              12.61                8.76                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth(R)Portfolio                       12.62                7.90                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                     12.66                8.15                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                   17.89                10.02                281.60

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                13.65                7.63                  18.75

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                              13.04                7.40                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                         13.66                5.99                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                       12.13                6.24                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                  14.54                10.63                 51.81

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                    12.42                7.63                 367.65

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                        11.48                10.83                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                       20.90                12.33                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                 10.28                10.35                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                     19.48                10.67                124.76

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                             12.99                6.18                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                            12.19                7.80                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Mid Cap Value Fund                                12.81                7.88                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Structured Small Cap Equity Fund                  9.44                 6.09                 122.13

-----------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Growth and Income Portfolio                             16.05                9.23                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                           10.98                9.02                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                  13.06                8.68                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                   13.34                8.29                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                     22.06                10.45                 40.07

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                     15.35                9.10                 120.95

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Growth Series                                               12.77                7.79                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                      12.68                8.27                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                        10.54                6.23                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                             13.14                8.18                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Small-Cap Portfolio                                10.27                6.08                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Mid-Cap Growth Portfolio                           15.05                8.31                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                  12.15                6.43                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                      12.69                9.48                  4.68

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                    10.38                10.10                   0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                     11.77                10.69                   0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                    11.11                11.38                415.34

-----------------------------------------------------------------------------------------------------------------------------------

     Premier VIT NACM Small Cap Portfolio                                11.86                6.77                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Government Long Bond 1.2x Strategy Fund                    10.67                15.11                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse Government Long Bond Strategy Fund                 8.12                 5.54                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                          4.80                 6.94                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse S&P 500 Strategy
     Fund                                                                6.48                 8.81                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                  12.31                5.48                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT NASDAQ-100(R)Fund                                           13.48                7.65                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                       16.31                9.44                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Government Money Market Fund                          9.71                 9.60                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                         13.73                13.90                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                             36.59                12.59                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                  40.91                21.53                 4.43

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                  26.72                11.72                   0

-----------------------------------------------------------------------------------------------------------------------------------


Table 25 - 2.35% Asset Charge


     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender
     Charge Rider, and GMWB Moderate Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB
     Moderate Asset Allocation Model

-----------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/07)           (12/31/08)           Period

-----------------------------------------------------------------------------------------------------------------------------------

     2008

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                    9.25                 3.66                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                    11.47                7.99                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                            11.91                6.46                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                             14.50                9.58                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American LargeCap Growth Portfolio                            12.54                6.59                 112.85

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Capital Appreciation Portfolio                       16.28                8.73                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Mid-Cap Growth Portfolio                             14.14                5.75                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Growth Portfolio                14.30                7.46                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Balanced Fund                                   11.10                8.64                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Capital Appreciation Fund                       17.83                9.37                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Income & Growth Fund                            11.23                7.16                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Inflation Protection Fund                       10.62                10.20                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP International Fund                              15.03                8.09                 173.90

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Large Company Value Fund                        11.51                7.04                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Mid Cap Value Fund                              11.39                8.40                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Ultra Fund                                      11.40                6.50                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Value Fund                                      10.89                7.79                 160.29

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                  11.62                7.28                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                          11.08                6.80                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset ManagerSM Portfolio                              11.98                8.32                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth(R)Portfolio                       12.34                7.72                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                     12.05                7.75                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                   13.38                7.49                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                11.89                6.64                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                              12.75                7.24                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                         13.15                5.76                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                       13.29                6.84                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                  10.86                7.94                  58.22

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                    11.80                7.24                 137.09

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                        10.28                9.69                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                       13.30                7.84                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                 10.58                10.64                213.93

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                     14.54                7.96                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                             12.06                5.74                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                            11.97                7.66                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Mid Cap Value Fund                                11.70                7.19                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Structured Small Cap Equity Fund                  9.01                 5.80                  68.28

-----------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Growth and Income Portfolio                             11.85                6.81                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                           10.03                8.24                 192.15

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                  10.37                6.89                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                   11.90                7.39                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                     14.46                6.84                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                     10.96                6.49                  98.75

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Growth Series                                               13.11                8.00                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                      12.20                7.95                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                        11.25                6.65                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                             12.04                7.50                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Small-Cap Portfolio                                10.24                6.05                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Mid-Cap Growth Portfolio                           14.14                7.80                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                  11.32                5.99                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                      10.76                8.04                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                    10.62                10.33                   0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                     10.64                9.66                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                    10.69                10.95                236.19

-----------------------------------------------------------------------------------------------------------------------------------

     Premier VIT NACM Small Cap Portfolio                                12.20                6.95                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Government Long Bond 1.2x Strategy Fund                    9.95                 14.07                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse Government Long Bond Strategy Fund                 9.91                 6.75                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                          8.05                 11.65                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse S&P 500 Strategy
     Fund                                                                8.74                 11.88                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                  11.72                5.21                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT NASDAQ-100(R)Fund                                           12.23                6.94                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                       13.98                8.09                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Government Money Market Fund                          10.30                10.18                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                         10.92                11.05                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                             20.87                7.18                  0.00

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                  20.21                10.63                 0.00

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                  14.10                6.18                  0.00

-----------------------------------------------------------------------------------------------------------------------------------

Table 26 - 2.40% Asset Charge


     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender
     Charge Rider, and GMWB Moderate-Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider and GMWB Aggressive Asset Allocation Model
     Base Contract with Five-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model
     Base Contract with Guaranteed Income Select Rider and Bonus Credit Rider
     Base Contract with Guaranteed Income Select Rider, Minimum Premium Rider and Estate Planning Rider
     Base Contract with Guaranteed Income Select Rider, Minimum Premium Rider and Surrender Charge Rider - Three
     Years
     Base Contract with Guaranteed Income Select Rider, Estate Planning Rider and Five-Year Surrender Charge Rider
     Base Contract with Bonus Credit Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider, Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Higher Education Rider and Guaranteed Minimum Death Benefit Rider

-----------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/07)           (12/31/08)           Period

-----------------------------------------------------------------------------------------------------------------------------------

     2008

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                    10.14                4.01                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                    12.05                8.40                 716.06

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                            10.61                5.75                 1922.70

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                             19.24                12.71                888.73

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American LargeCap Growth Portfolio                            12.26                6.45                 6536.02

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Capital Appreciation Portfolio                       15.94                8.54                 622.86

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Mid-Cap Growth Portfolio                             16.94                6.89                 1724.61

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Growth Portfolio                17.99                9.38                 653.88

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Balanced Fund                                   12.57                9.78                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Capital Appreciation Fund                       18.86                9.91                 279.60

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Income & Growth Fund                            12.46                7.94                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Inflation Protection Fund                       10.53                10.12               12041.11

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP International Fund                              17.51                9.42                 1116.61

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Large Company Value Fund                        11.61                7.09                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Mid Cap Value Fund                              11.93                8.79                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Ultra Fund                                      11.06                6.30                  68.90

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Value Fund                                      13.37                9.56                 6003.20

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                  12.48                7.82                 216.53

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                          11.69                7.17                 359.29

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset ManagerSM Portfolio                              12.54                8.70                 717.07

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth(R)Portfolio                       12.54                7.84                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                     12.59                8.09                10668.83

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                   17.78                9.95                 2011.97

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                13.57                7.58                 6521.08

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                              12.96                7.35                 469.55

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                         13.58                5.95                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                       12.05                6.20                 861.96

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                  14.45                10.56                1123.66

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                    12.35                7.57                10316.97

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                        11.41                10.75                1274.74

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                       20.78                12.25                2289.49

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                 10.22                10.28                3074.58

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                     19.37                10.60                4198.04

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                             12.95                6.16                 3080.24

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                            12.15                7.77                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Mid Cap Value Fund                                12.77                7.85                 1429.57

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Structured Small Cap Equity Fund                  9.41                 6.06                 2513.64

-----------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Growth and Income Portfolio                             15.98                9.17                 1307.09

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                           10.92                8.96                 2410.40

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                  12.99                8.62                 890.60

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                   13.26                8.23                 269.82

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                     21.93                10.37                6789.17

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                     15.26                9.04                 1798.03

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Growth Series                                               12.69                7.74                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                      12.61                8.22                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                        10.48                6.19                 401.32

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                             13.06                8.13                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Small-Cap Portfolio                                10.24                6.05                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Mid-Cap Growth Portfolio                           15.00                8.27                 598.64

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                  12.11                6.40                 537.93

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                      12.63                9.43                 4147.62

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                    10.33                10.04                794.91

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                     11.71                10.63                 10.34

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                    11.06                11.31               10540.32

-----------------------------------------------------------------------------------------------------------------------------------

     Premier VIT NACM Small Cap Portfolio                                11.83                6.74                 235.02

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Government Long Bond 1.2x Strategy Fund                    10.64                15.05                2218.50

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse Government Long Bond Strategy Fund                 8.09                 5.51                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                          4.77                 6.89                 1159.92

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse S&P 500 Strategy
     Fund                                                                6.44                 8.75                 870.52

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                  12.24                5.44                 5959.27

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT NASDAQ-100(R)Fund                                           13.40                7.60                 5226.85

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                       16.25                9.40                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Government Money Market Fund                          9.65                 9.53                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                         13.66                13.81                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                             36.38                12.51                358.98

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                  40.66                21.39                1367.86

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                  26.58                11.65                 89.07

-----------------------------------------------------------------------------------------------------------------------------------


Table 27 - 2.45% Asset Charge
     Base Contract with Bonus Credit Rider, Guaranteed
     Minimum Death Benefit Rider and GMWB Moderate
     Asset
     Allocation Model
     Base Contract with Minimum Premium Rider,
     Guaranteed Minimum Death Benefit Rider,
     Three-Year Surrender Charge Rider, and GMWB
     Moderate Asset Allocation Model
     Base Contract with Minimum Premium Rider,
     Guaranteed Minimum Death Benefit Rider and
     GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Zero-Year
     Surrender Charge Rider and GMWB
     Moderate-Aggressive Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit
     Rider, Five-Year Surrender Charge Rider and
     GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Guaranteed Income 5 Rider,
     Minimum Premium Rider and Guaranteed Minimum
     Death
     Benefit Rider


-----------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/07)           (12/31/08)           Period

-----------------------------------------------------------------------------------------------------------------------------------

     2008

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                    9.25                 3.66                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                    12.68                8.83                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                            11.57                6.26                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                             16.54                10.92                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American LargeCap Growth Portfolio                            13.58                7.13                 7778.45

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Capital Appreciation Portfolio                       17.45                9.34                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Mid-Cap Growth Portfolio                             15.19                6.17                 2878.38

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Growth Portfolio                15.88                8.27                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Balanced Fund                                   11.39                8.86                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Capital Appreciation Fund                       20.13                10.57                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Income & Growth Fund                            11.63                7.41                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Inflation Protection Fund                       10.52                10.10                4654.28

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP International Fund                              15.99                8.60                 8248.20

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Large Company Value Fund                        11.59                7.08                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Mid Cap Value Fund                              11.91                8.78                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Ultra Fund                                      11.04                6.28                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Value Fund                                      11.26                8.04                10737.00

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                  12.01                7.52                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                          11.32                6.93                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset ManagerSM Portfolio                              12.09                8.38                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth(R)Portfolio                       12.43                7.77                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                     12.01                7.72                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                   14.46                8.09                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                12.19                6.80                 2977.74

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                              12.78                7.25                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                         13.31                5.82                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                       13.49                6.94                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                  10.92                7.98                 2328.09

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                    12.07                7.40                14774.40

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                        10.29                9.70                 882.26

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                       14.53                8.56                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                 10.56                10.61                6619.66

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                     15.75                8.61                 1666.30

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                             12.27                5.83                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                            12.14                7.75                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Mid Cap Value Fund                                12.75                7.83                 1230.51

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Structured Small Cap Equity Fund                  9.40                 6.05                 3859.93

-----------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Growth and Income Portfolio                             12.73                7.31                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                           10.12                8.30                 6629.24

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                  10.79                7.16                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                   11.94                7.41                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                     16.54                7.82                 6129.14

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                     11.77                6.96                 3966.11

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Growth Series                                               13.69                8.34                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                      12.70                8.27                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                        11.66                6.88                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                             12.88                8.01                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Small-Cap Portfolio                                10.23                6.04                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Mid-Cap Growth Portfolio                           14.98                8.26                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                  12.09                6.39                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                      11.00                8.21                 1633.65

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                    10.47                10.18                   0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                     10.67                9.68                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                    10.78                11.02               20638.38

-----------------------------------------------------------------------------------------------------------------------------------

     Premier VIT NACM Small Cap Portfolio                                11.81                6.73                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Government Long Bond 1.2x Strategy Fund                    10.62                15.02                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse Government Long Bond Strategy Fund                 8.95                 6.09                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                          8.00                 11.56                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse S&P 500 Strategy
     Fund                                                                8.37                 11.37                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                  12.08                5.36                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT NASDAQ-100(R)Fund                                           12.01                6.80                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                       14.84                8.58                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Government Money Market Fund                          10.21                10.07                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                         10.63                10.74                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                             24.79                8.52                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                  24.82                13.05                904.96

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                  15.65                6.85                    0

-----------------------------------------------------------------------------------------------------------------------------------

Table 28 - 2.50% Asset Charge


     Base Contract with Three-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model
     Base Contract with Guaranteed Income Select, Estate Planning Rider and Three-Year Surrender Charge Rider
     Base Contract with Bonus Credit Rider and Higher Education Rider

-----------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/07)           (12/31/08)           Period

-----------------------------------------------------------------------------------------------------------------------------------

     2008

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                    10.08                3.99                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                    11.98                8.34                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                            10.55                5.71                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                             19.13                12.62                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American LargeCap Growth Portfolio                            12.19                6.40                 352.17

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Capital Appreciation Portfolio                       15.84                8.48                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Mid-Cap Growth Portfolio                             16.84                6.84                 158.65

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Growth Portfolio                17.88                9.31                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Balanced Fund                                   12.50                9.71                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Capital Appreciation Fund                       18.75                9.84                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Income & Growth Fund                            12.39                7.88                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Inflation Protection Fund                       10.50                10.08                420.30

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP International Fund                              17.41                9.35                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Large Company Value Fund                        11.58                7.06                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Mid Cap Value Fund                              11.90                8.76                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Ultra Fund                                      11.02                6.27                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Value Fund                                      13.29                9.49                 170.14

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                  12.41                7.77                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                          11.63                7.12                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset ManagerSM Portfolio                              12.46                8.64                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth(R)Portfolio                       12.47                7.79                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                     12.52                8.04                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                   17.67                9.88                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                13.49                7.52                 352.07

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                              12.88                7.30                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                         13.50                5.90                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                       11.98                6.16                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                  14.37                10.49                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                    12.27                7.52                 651.44

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                        11.34                10.68                220.89

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                       20.66                12.16                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                 10.16                10.21                319.49

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                     19.26                10.52                259.99

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                             12.90                6.13                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                            12.12                7.74                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Mid Cap Value Fund                                12.74                7.82                 337.08

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Structured Small Cap Equity Fund                  9.39                 6.04                  61.73

-----------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Growth and Income Portfolio                             15.90                9.12                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                           10.86                8.90                 360.48

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                  12.91                8.57                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                   13.18                8.17                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                     21.80                10.30                373.35

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                     15.17                8.97                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Growth Series                                               12.62                7.69                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                      12.53                8.16                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                        10.42                6.14                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                             12.98                8.07                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Small-Cap Portfolio                                10.21                6.03                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Mid-Cap Growth Portfolio                           14.96                8.24                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                  12.07                6.38                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                      12.57                9.38                 195.62

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                    10.28                9.98                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                     11.66                10.57                   0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                    11.01                11.25                1056.03

-----------------------------------------------------------------------------------------------------------------------------------

     Premier VIT NACM Small Cap Portfolio                                11.79                6.71                 122.05

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Government Long Bond 1.2x Strategy Fund                    10.61                14.99                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse Government Long Bond Strategy Fund                 8.06                 5.49                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                          4.74                 6.85                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse S&P 500 Strategy
     Fund                                                                6.40                 8.69                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                  12.17                5.40                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT NASDAQ-100(R)Fund                                           13.32                7.55                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                       16.19                9.36                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Government Money Market Fund                          9.60                 9.47                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                         13.59                13.73                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                             36.17                12.42                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                  40.42                21.24                 72.32

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                  26.44                11.57                   0

-----------------------------------------------------------------------------------------------------------------------------------

Table 29 - 2.55% Asset Charge


     Base Contract with Bonus Credit Rider, Minimum Premium Rider and GMWB Moderate-Aggressive Asset Allocation
     Model
     Base Contract with Guaranteed Income Select and Minimum Premium Rider and Guaranteed Minimum Death
     Benefit Rider
     Base Contract with Guaranteed Income Select and Minimum Premium Rider and Zero-Year Surrender Charge Rider
     Base Contract with Guaranteed Income Select and Guaranteed Minimum Death Benefit Rider and Five-Year
     Surrender Charge Rider
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit
     Rider and Surrender Charge Rider - Zero Years
     Base Contract with Guaranteed Minimum Death Benefit Rider and Three-Year Surrender Charge Rider and GMWB
     Moderate-Aggressive Asset Allocation Model

-----------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/07)           (12/31/08)           Period

-----------------------------------------------------------------------------------------------------------------------------------

     2008

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                    11.42                4.51                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                    14.32                9.96                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                            15.68                8.48                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                             23.20                15.30                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American LargeCap Growth Portfolio                            16.85                8.85                  35.38

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Capital Appreciation Portfolio                       21.60                11.55                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Mid-Cap Growth Portfolio                             22.20                9.01                  8.57

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Growth Portfolio                23.61                12.29                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Balanced Fund                                   13.90                10.79                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Capital Appreciation Fund                       23.15                12.15                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Income & Growth Fund                            15.35                9.76                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Inflation Protection Fund                       10.49                10.06                 29.23

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP International Fund                              20.66                11.09                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Large Company Value Fund                        11.56                7.05                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Mid Cap Value Fund                              11.88                8.74                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Ultra Fund                                      11.01                6.26                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Value Fund                                      15.34                10.94                 17.93

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                  14.55                9.10                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                          14.68                8.99                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset ManagerSM Portfolio                              13.93                9.65                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth(R)Portfolio                       14.85                9.27                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                     13.84                8.89                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                   19.34                10.81                 58.56

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                16.29                9.08                  31.23

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                              15.23                8.62                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                         16.60                7.26                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                       16.51                8.48                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                  14.97                10.93                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                    15.40                9.43                  55.26

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                        10.91                10.26                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                       23.33                13.73                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                 10.21                10.25                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                     23.08                12.61                 12.73

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                             12.88                6.11                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                            12.10                7.72                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Mid Cap Value Fund                                12.72                7.80                  26.59

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Structured Small Cap Equity Fund                  9.37                 6.03                  24.64

-----------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Growth and Income Portfolio                             15.86                9.10                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                           10.52                8.62                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                  16.94                11.23                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                   16.13                9.99                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                     25.64                12.11                 38.30

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                     17.06                10.08                   0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Growth Series                                               17.54                10.68                   0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                      15.32                9.96                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                        14.49                8.54                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                             16.54                10.28                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Small-Cap Portfolio                                10.20                6.02                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Mid-Cap Growth Portfolio                           14.94                8.22                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                  12.06                6.37                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                      12.54                9.35                  12.83

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                    10.26                9.96                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                     11.63                10.54                   0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                    10.98                11.22                 64.96

-----------------------------------------------------------------------------------------------------------------------------------

     Premier VIT NACM Small Cap Portfolio                                11.78                6.70                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Government Long Bond 1.2x Strategy Fund                    10.59                14.96                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse Government Long Bond Strategy Fund                 8.05                 5.47                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                          4.34                 6.26                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse S&P 500 Strategy
     Fund                                                                5.66                 7.68                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                  16.79                7.45                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT NASDAQ-100(R)Fund                                           16.89                9.56                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                       16.16                9.33                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Government Money Market Fund                          9.67                 9.53                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                         13.55                13.69                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                             44.18                15.17                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                  46.34                24.33                 4.56

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                  26.38                11.54                   0

-----------------------------------------------------------------------------------------------------------------------------------



Table 30 - 2.60% Asset Charge


     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender
     Charge Rider, and GMWB Moderate Asset Allocation Model

-----------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/07)           (12/31/08)           Period

-----------------------------------------------------------------------------------------------------------------------------------

     2008

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                    9.19                 3.63                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                    11.40                7.93                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                            11.84                6.40                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                             14.42                9.50                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American LargeCap Growth Portfolio                            12.47                6.54                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Capital Appreciation Portfolio                       16.19                8.65                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Mid-Cap Growth Portfolio                             14.06                5.70                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Growth Portfolio                14.22                7.40                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Balanced Fund                                   11.04                8.57                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Capital Appreciation Fund                       17.72                9.29                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Income & Growth Fund                            11.16                7.10                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Inflation Protection Fund                       10.55                10.12                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP International Fund                              14.94                8.02                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Large Company Value Fund                        11.45                6.98                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Mid Cap Value Fund                              11.33                8.33                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Ultra Fund                                      11.33                6.44                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Value Fund                                      10.83                7.72                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                  11.55                7.22                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                          11.01                6.74                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset ManagerSM Portfolio                              11.91                8.25                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth(R)Portfolio                       12.27                7.66                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                     11.97                7.68                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                   13.30                7.43                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                11.82                6.58                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                              12.68                7.17                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                         13.08                5.72                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                       13.21                6.78                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                  10.80                7.88                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                    11.73                7.18                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                        10.22                9.61                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                       13.22                7.78                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                 10.51                10.55                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                     14.46                7.89                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                             11.99                5.69                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                            11.90                7.59                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Mid Cap Value Fund                                11.63                7.13                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Structured Small Cap Equity Fund                  8.96                 5.76                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Growth and Income Portfolio                             11.78                6.75                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                           9.97                 8.17                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                  10.31                6.83                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                   11.83                7.33                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                     14.37                6.79                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                     10.90                6.44                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Growth Series                                               13.03                7.93                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                      12.13                7.89                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                        11.19                6.59                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                             11.97                7.43                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Small-Cap Portfolio                                10.18                6.00                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Mid-Cap Growth Portfolio                           14.06                7.74                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                  11.25                5.94                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                      10.69                7.97                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                    10.55                10.24                   0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                     10.58                9.58                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                    10.63                10.85                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Premier VIT NACM Small Cap Portfolio                                12.13                6.90                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Government Long Bond 1.2x Strategy Fund                    9.89                 13.95                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse Government Long Bond Strategy Fund                 9.85                 6.70                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                          8.01                 11.55                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse S&P 500 Strategy
     Fund                                                                8.69                 11.79                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                  11.65                5.17                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT NASDAQ-100(R)Fund                                           12.16                6.88                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                       13.90                8.03                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Government Money Market Fund                          10.24                10.09                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                         10.85                10.95                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                             20.74                7.12                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                  20.09                10.54                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                  14.01                6.13                    0

-----------------------------------------------------------------------------------------------------------------------------------


Table 31 - 2.65% Asset Charge


     Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Aggressive Asset Allocation Model
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Aggressive Asset
     Allocation Model
     Base Contract with Guaranteed Income Select and Bonus Credit Rider and Minimum Premium Rider
     Base Contract with Guaranteed Income Select and Bonus Credit Rider and Five-Year Surrender Charge Rider
     Base Contract with Guaranteed Income Select Rider and Minimum Premium Rider and Estate Planning Rider and
     Five-Year Surrender Charge Rider
     Base Contract with Guaranteed Income Select Rider and Guaranteed Minimum Death Benefit Rider and Estate
     Planning Rider
     Base Contract with Guaranteed Income Select Rider and Guaranteed Minimum Death Benefit Rider and Three-Year
     Surrender Charge Rider
     Base Contract with Guaranteed Income Select Rider and Estate Planning Rider and Zero-Year Surrender Charge
     Rider
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
     and Estate Planning Rider
     Base Contract with Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death Benefit
     Rider

-----------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/07)           (12/31/08)           Period

-----------------------------------------------------------------------------------------------------------------------------------

     2008

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                    9.99                 3.94                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                    11.88                8.25                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                            10.46                5.65                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                             18.97                12.50                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American LargeCap Growth Portfolio                            12.08                6.34                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Capital Appreciation Portfolio                       15.70                8.39                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Mid-Cap Growth Portfolio                             16.70                6.77                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Growth Portfolio                17.73                9.22                  25.01

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Balanced Fund                                   12.39                9.61                  72.94

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Capital Appreciation Fund                       18.59                9.74                  25.90

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Income & Growth Fund                            12.28                7.80                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Inflation Protection Fund                       10.45                10.02                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP International Fund                              17.25                9.26                  37.09

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Large Company Value Fund                        11.52                7.02                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Mid Cap Value Fund                              11.84                8.70                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Ultra Fund                                      10.97                6.23                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Value Fund                                      13.18                9.39                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                  12.31                7.70                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                          11.53                7.05                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset ManagerSM Portfolio                              12.35                8.55                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth(R)Portfolio                       12.36                7.71                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                     12.40                7.95                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                   17.52                9.78                 266.20

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                13.37                7.45                  83.20

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                              12.77                7.22                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                         13.38                5.84                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                       11.88                6.09                  97.08

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                  14.24                10.38                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                    12.16                7.44                  54.18

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                        11.24                10.57                290.91

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                       20.47                12.04                 23.11

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                 10.07                10.10                205.25

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                     19.09                10.41                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                             12.83                6.08                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                            12.06                7.69                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Mid Cap Value Fund                                12.68                7.77                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Structured Small Cap Equity Fund                  9.34                 6.00                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Growth and Income Portfolio                             15.79                9.04                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                           10.77                8.81                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                  12.80                8.48                  31.03

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                   13.07                8.09                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                     21.61                10.20                 28.63

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                     15.04                8.88                  34.06

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Growth Series                                               12.51                7.61                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                      12.42                8.07                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                        10.33                6.08                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                             12.87                7.99                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Small-Cap Portfolio                                10.17                5.99                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Mid-Cap Growth Portfolio                           14.89                8.19                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                  12.02                6.34                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                      12.48                9.30                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                    10.21                9.90                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                     11.58                10.48                   0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                    10.93                11.16                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Premier VIT NACM Small Cap Portfolio                                11.74                6.67                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Government Long Bond 1.2x Strategy Fund                    10.56                14.90                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse Government Long Bond Strategy Fund                 8.02                 5.45                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                          4.70                 6.78                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse S&P 500 Strategy
     Fund                                                                6.35                 8.61                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                  12.07                5.35                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT NASDAQ-100(R)Fund                                           13.21                7.47                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                       16.10                9.29                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Government Money Market Fund                          9.52                 9.38                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                         13.48                13.60                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                             35.87                12.30                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                  40.07                21.02                 60.90

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                  26.24                11.47                   0

-----------------------------------------------------------------------------------------------------------------------------------


Table 32 - 2.70% Asset Charge


     Base Contract with Guarantee Income 5 Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider,
     and Five-Year Surrender Charge Rider
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender
     Charge Rider, and GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB
     Moderate-Aggressive Asset Allocation Model

-----------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/07)           (12/31/08)           Period

-----------------------------------------------------------------------------------------------------------------------------------

     2008

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                    9.17                 3.62                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                    11.37                7.90                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                            11.82                6.38                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                             14.38                9.47                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American LargeCap Growth Portfolio                            12.44                6.52                 502.53

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Capital Appreciation Portfolio                       16.15                8.62                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Mid-Cap Growth Portfolio                             14.03                5.68                 147.89

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Growth Portfolio                14.19                7.37                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Balanced Fund                                   11.01                8.54                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Capital Appreciation Fund                       17.68                9.26                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Income & Growth Fund                            11.14                7.07                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Inflation Protection Fund                       10.53                10.08                 51.54

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP International Fund                              14.91                7.99                 556.76

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Large Company Value Fund                        11.42                6.96                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Mid Cap Value Fund                              11.30                8.30                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Ultra Fund                                      11.30                6.42                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Value Fund                                      10.80                7.70                 714.46

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                  11.52                7.20                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                          10.99                6.72                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset ManagerSM Portfolio                              11.88                8.22                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth(R)Portfolio                       12.24                7.63                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                     11.95                7.66                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                   13.27                7.40                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                11.79                6.56                  83.24

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                              12.65                7.15                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                         13.05                5.70                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                       13.18                6.76                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                  10.77                7.85                 120.68

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                    11.70                7.16                 705.00

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                        10.19                9.58                  26.50

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                       13.19                7.75                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                 10.49                10.52                 15.64

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                     14.42                7.87                 306.94

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                             11.96                5.67                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                            11.87                7.57                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Mid Cap Value Fund                                11.61                7.11                  67.27

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Structured Small Cap Equity Fund                  8.93                 5.74                 211.14

-----------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Growth and Income Portfolio                             11.75                6.73                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                           9.95                 8.14                  61.17

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                  10.29                6.81                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                   11.80                7.30                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                     14.34                6.76                 113.33

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                     10.87                6.42                 254.31

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Growth Series                                               13.00                7.90                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                      12.10                7.86                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                        11.16                6.57                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                             11.94                7.41                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Small-Cap Portfolio                                10.16                5.98                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Mid-Cap Growth Portfolio                           14.02                7.71                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                  11.23                5.92                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                      10.67                7.94                  30.94

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                    10.53                10.21                   0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                     10.55                9.55                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                    10.61                10.82                851.84

-----------------------------------------------------------------------------------------------------------------------------------

     Premier VIT NACM Small Cap Portfolio                                12.10                6.87                  33.65

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Government Long Bond 1.2x Strategy Fund                    9.86                 13.91                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse Government Long Bond Strategy Fund                 9.83                 6.68                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                          7.99                 11.51                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse S&P 500 Strategy
     Fund                                                                8.67                 11.75                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                  11.63                5.15                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT NASDAQ-100(R)Fund                                           12.13                6.86                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                       13.87                8.00                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Government Money Market Fund                          10.22                10.06                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                         10.83                10.92                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                             20.69                7.09                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                  20.04                10.51                 29.12

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                  13.98                6.11                    0

-----------------------------------------------------------------------------------------------------------------------------------


Table 33 - 2.75% Asset Charge


     Base Contract with Bonus Credit Rider and GMWB Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB Aggressive Asset
     Allocation Model
     Base Contract with Guaranteed Income Select Rider, Bonus Credit Rider and Estate Planning Rider
     Base Contract with Guaranteed Income Select Rider, Bonus Credit Rider and Three-Year Surrender Charge Rider
     Base Contract with Guaranteed Income Select Rider, Minimum Premium Rider, Estate Planning Rider and
     Three-Year Surrender Charge Rider
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider
     Base Contract with Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider

-----------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at        Unit Value at        Accumulation
                                                                      Beginning of         End of Period        Units at End of
                                                                      (12/31/07)           (12/31/08)           Period

-----------------------------------------------------------------------------------------------------------------------------------

     2008

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                    9.93                 3.92                  27.88

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                    11.81                8.20                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                            10.40                5.62                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                             18.87                12.41                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American LargeCap Growth Portfolio                            12.01                6.29                  19.35

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Capital Appreciation Portfolio                       15.61                8.33                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Mid-Cap Growth Portfolio                             16.60                6.72                  23.70

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Growth Portfolio                17.62                9.15                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Balanced Fund                                   12.32                9.55                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Capital Appreciation Fund                       18.48                9.67                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Income & Growth Fund                            12.20                7.75                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Inflation Protection Fund                       10.42                9.98                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP International Fund                              17.15                9.19                  52.86

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Large Company Value Fund                        11.49                6.99                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Mid Cap Value Fund                              11.81                8.67                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Ultra Fund                                      10.94                6.21                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Value Fund                                      13.10                9.33                  31.81

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                  12.24                7.64                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                          11.46                7.00                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset ManagerSM Portfolio                              12.28                8.49                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth(R)Portfolio                       12.29                7.66                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                     12.33                7.90                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                   17.42                9.71                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                13.29                7.39                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                              12.70                7.17                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                         13.30                5.80                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                       11.81                6.05                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                  14.16                10.31                 9.07

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                    12.09                7.39                  34.61

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                        11.18                10.50                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                       20.35                11.96                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                 10.01                10.03                 30.60

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                     18.97                10.34                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                             12.78                6.06                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                            12.03                7.66                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Mid Cap Value Fund                                12.64                7.74                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Structured Small Cap Equity Fund                  9.32                 5.98                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Growth and Income Portfolio                             15.71                8.99                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                           10.71                8.75                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                  12.73                8.42                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                   12.99                8.03                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                     21.48                10.13                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                     14.95                8.82                  13.30

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Growth Series                                               12.43                7.55                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                      12.35                8.02                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                        10.27                6.04                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                             12.79                7.93                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Small-Cap Portfolio                                10.14                5.97                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Mid-Cap Growth Portfolio                           14.85                8.16                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                  11.98                6.32                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                      12.42                9.24                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                    10.16                9.84                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                     11.52                10.42                   0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                    10.88                11.09                 28.83

-----------------------------------------------------------------------------------------------------------------------------------

     Premier VIT NACM Small Cap Portfolio                                11.70                6.65                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Government Long Bond 1.2x Strategy Fund                    10.53                14.84                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse Government Long Bond Strategy Fund                 7.99                 5.42                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                          4.68                 6.73                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse S&P 500 Strategy
     Fund                                                                6.31                 8.55                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                  12.00                5.31                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT NASDAQ-100(R)Fund                                           13.14                7.42                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                       16.04                9.25                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Government Money Market Fund                          9.47                 9.31                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                         13.41                13.52                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                             35.67                12.22                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                  39.83                20.87                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                  26.10                11.40                   0

-----------------------------------------------------------------------------------------------------------------------------------

Table 34 - 2.80% Asset Charge


     Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Moderate-Aggressive Asset
     Allocation Model
     Base Contract with Guaranteed Income Select Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit
     Rider and Five-Year Surrender Charge Rider
     Base Contract with Guaranteed Income Select Rider, Guaranteed Minimum Death Benefit Rider and Zero-Year
     Surrender Charge Rider
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender
     Charge Rider, and GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Guarnteed Income 5 Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider
     and Three-Year Surrender Charge Rider

-----------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/07)           (12/31/08)           Period

-----------------------------------------------------------------------------------------------------------------------------------

     2008

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                    9.15                 3.61                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                    12.54                8.70                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                            11.44                6.17                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                             16.36                10.76                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American LargeCap Growth Portfolio                            13.43                7.03                 4155.44

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Capital Appreciation Portfolio                       17.26                9.21                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Mid-Cap Growth Portfolio                             15.03                6.08                 1267.32

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Growth Portfolio                15.71                8.16                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Balanced Fund                                   11.27                8.73                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Capital Appreciation Fund                       19.91                10.42                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Income & Growth Fund                            11.51                7.30                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Inflation Protection Fund                       10.41                9.96                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP International Fund                              15.82                8.47                 5736.38

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Large Company Value Fund                        11.47                6.98                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Mid Cap Value Fund                              11.79                8.65                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Ultra Fund                                      10.92                6.20                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Value Fund                                      11.14                7.93                 6099.60

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                  11.88                7.42                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                          11.19                6.84                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset ManagerSM Portfolio                              11.95                8.26                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth(R)Portfolio                       12.29                7.66                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                     11.88                7.61                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                   14.31                7.97                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                12.06                6.71                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                              12.64                7.14                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                         13.16                5.74                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                       13.35                6.84                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                  10.81                7.87                 1043.86

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                    11.94                7.30                 5950.19

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                        10.18                9.56                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                       14.37                8.44                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                 10.44                10.46                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                     15.58                8.49                 2356.47

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                             12.14                5.75                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                            12.01                7.65                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Mid Cap Value Fund                                12.62                7.72                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Structured Small Cap Equity Fund                  9.30                 5.97                 1924.50

-----------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Growth and Income Portfolio                             12.59                7.20                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                           10.01                8.18                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                  10.67                7.06                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                   11.81                7.30                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                     16.37                7.71                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                     11.64                6.86                 2567.43

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Growth Series                                               13.55                8.22                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                      12.56                8.15                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                        11.54                6.78                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                             12.74                7.90                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Small-Cap Portfolio                                10.12                5.96                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Mid-Cap Growth Portfolio                           14.83                8.14                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                  11.97                6.30                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                      10.88                8.09                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                    10.36                10.03                   0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                     10.56                9.54                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                    10.67                10.87                5401.08

-----------------------------------------------------------------------------------------------------------------------------------

     Premier VIT NACM Small Cap Portfolio                                11.69                6.63                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Government Long Bond 1.2x Strategy Fund                    10.51                14.81                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse Government Long Bond Strategy Fund                 8.85                 6.01                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                          7.91                 11.39                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse S&P 500 Strategy
     Fund                                                                8.28                 11.21                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                  11.95                5.29                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT NASDAQ-100(R)Fund                                           11.88                6.71                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                       14.68                8.46                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Government Money Market Fund                          10.10                9.93                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                         10.51                10.59                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                             24.53                8.40                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                  24.55                12.86                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                  15.49                6.76                    0

-----------------------------------------------------------------------------------------------------------------------------------


Table 35 - 2.85% Asset Charge


     Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider

-----------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/07)           (12/31/08)           Period

-----------------------------------------------------------------------------------------------------------------------------------

     2008

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                    9.87                 3.89                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                    11.74                8.14                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                            10.34                5.58                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                             18.76                12.33                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American LargeCap Growth Portfolio                            11.94                6.25                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Capital Appreciation Portfolio                       15.52                8.27                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Mid-Cap Growth Portfolio                             16.50                6.68                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Growth Portfolio                17.52                9.09                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Balanced Fund                                   12.24                9.48                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Capital Appreciation Fund                       18.37                9.61                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Income & Growth Fund                            12.13                7.70                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Inflation Protection Fund                       10.39                9.94                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP International Fund                              17.05                9.13                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Large Company Value Fund                        11.45                6.97                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Mid Cap Value Fund                              11.77                8.64                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Ultra Fund                                      10.91                6.18                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Value Fund                                      13.02                9.26                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                  12.17                7.59                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                          11.40                6.96                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset ManagerSM Portfolio                              12.21                8.43                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth(R)Portfolio                       12.21                7.60                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                     12.26                7.84                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                   17.31                9.64                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                13.21                7.34                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                              12.62                7.13                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                         13.22                5.76                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                       11.74                6.01                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                  14.07                10.24                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                    12.02                7.34                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                        11.11                10.42                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                       20.23                11.87                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                 9.95                 9.96                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                     18.86                10.27                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                             12.73                6.03                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                            11.99                7.63                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Mid Cap Value Fund                                12.60                7.71                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Structured Small Cap Equity Fund                  9.29                 5.95                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Growth and Income Portfolio                             15.64                8.94                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                           10.65                8.70                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                  12.66                8.37                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                   12.91                7.98                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                     21.35                10.06                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                     14.86                8.76                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Growth Series                                               12.36                7.50                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                      12.28                7.96                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                        10.20                6.00                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                             12.72                7.88                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Small-Cap Portfolio                                10.11                5.94                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Mid-Cap Growth Portfolio                           14.80                8.13                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                  11.95                6.29                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                      12.36                9.19                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                    10.11                9.79                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                     11.47                10.36                   0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                    10.83                11.03                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Premier VIT NACM Small Cap Portfolio                                11.67                6.62                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Government Long Bond 1.2x Strategy Fund                    10.50                14.78                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse Government Long Bond Strategy Fund                 7.96                 5.40                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                          4.65                 6.69                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse S&P 500 Strategy
     Fund                                                                6.28                 8.49                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                  11.93                5.28                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT NASDAQ-100(R)Fund                                           13.06                7.37                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                       15.98                9.20                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Government Money Market Fund                          9.41                 9.25                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                         13.34                13.44                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                             35.46                12.14                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                  39.60                20.73                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                  25.97                11.33                   0

-----------------------------------------------------------------------------------------------------------------------------------


Table 36 - 2.90% Asset Charge


     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB Aggressive
     Asset Allocation Model
     Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Aggressive Asset
     Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB
     Aggressive Asset Allocation Model
     Base Contract with Guaranteed Income Select Rider, Bonus Credit Rider and Guaranteed Minimum Death Benefit
     Rider
     Base Contract with Guaranteed Income Select Rider, Bonus Credit Rider and Zero-Year Surrender Charge Rider
     Base Contract with Guaranteed Income Select Rider, Bonus Credit Rider, Minimum Premium Rider, and Five-Year
     Surrender Charge Rider
     Base Contract with Guaranteed Income Select Rider, Bonus Credit Rider and Guaranteed Minimum Death Benefit
     Rider
     Base Contract with Guaranteed Income Select Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit
     Rider and Estate Planning Rider
     Base Contract with Guaranteed Income Select Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit
     Rider and Three-Year Surrender Charge Rider
     Base Contract with Guaranteed Income Select Rider, Minimum Premium Rider, Estate Planning Rider and
     Three-Year Surrender Charge Rider
     Base Contract with Guaranteed Income Select Rider, Guaranteed Minimum Death Benefit Rider, Estate Planning
     Rider and Five-Year Surrender Charge Rider

-----------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/07)           (12/31/08)           Period

-----------------------------------------------------------------------------------------------------------------------------------

     2008

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                    9.13                 3.59                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                    11.32                7.85                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                            11.76                6.34                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                             14.31                9.41                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American LargeCap Growth Portfolio                            12.38                6.47                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Capital Appreciation Portfolio                       16.08                8.57                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Mid-Cap Growth Portfolio                             13.96                5.65                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Growth Portfolio                14.12                7.32                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Balanced Fund                                   10.96                8.48                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Capital Appreciation Fund                       17.60                9.20                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Income & Growth Fund                            11.08                7.03                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Inflation Protection Fund                       10.48                10.02                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP International Fund                              14.84                7.94                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Large Company Value Fund                        11.37                6.91                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Mid Cap Value Fund                              11.25                8.25                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Ultra Fund                                      11.25                6.38                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Value Fund                                      10.75                7.64                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                  11.47                7.15                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                          10.94                6.67                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset ManagerSM Portfolio                              11.83                8.17                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth(R)Portfolio                       12.18                7.58                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                     11.89                7.60                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                   13.21                7.35                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                11.73                6.52                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                              12.59                7.10                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                         12.98                5.66                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                       13.12                6.71                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                  10.72                7.80                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                    11.65                7.11                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                        10.15                9.51                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                       13.13                7.70                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                 10.44                10.45                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                     14.36                7.81                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                             11.91                5.63                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                            11.82                7.52                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Mid Cap Value Fund                                11.55                7.06                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Structured Small Cap Equity Fund                  8.89                 5.70                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Growth and Income Portfolio                             11.70                6.68                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                           9.90                 8.09                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                  10.24                6.76                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                   11.75                7.25                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                     14.27                6.72                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                     10.82                6.37                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Growth Series                                               12.94                7.85                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                      12.04                7.81                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                        11.11                6.52                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                             11.88                7.36                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Small-Cap Portfolio                                10.11                5.94                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Mid-Cap Growth Portfolio                           13.96                7.66                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                  11.17                5.88                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                      10.62                7.89                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                    10.48                10.14                   0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                     10.50                9.48                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                    10.56                10.74                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Premier VIT NACM Small Cap Portfolio                                12.04                6.83                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Government Long Bond 1.2x Strategy Fund                    9.82                 13.81                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse Government Long Bond Strategy Fund                 9.78                 6.63                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                          7.95                 11.43                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse S&P 500 Strategy
     Fund                                                                8.63                 11.67                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                  11.57                5.12                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT NASDAQ-100(R)Fund                                           12.07                6.81                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                       13.80                7.94                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Government Money Market Fund                          10.17                9.99                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                         10.78                10.84                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                             20.60                7.05                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                  19.95                10.44                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                  13.92                6.07                    0

-----------------------------------------------------------------------------------------------------------------------------------

Table 37 - 2.95% Asset Charge


     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender
     Charge Rider, and GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Guarntee Income 5 Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider,
     Zero-Year Surrender Charge Rider

-----------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/07)           (12/31/08)           Period

-----------------------------------------------------------------------------------------------------------------------------------

     2008

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                    9.12                 3.59                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                    11.31                7.83                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                            11.75                6.33                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                             14.30                9.39                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American LargeCap Growth Portfolio                            12.36                6.46                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Capital Appreciation Portfolio                       16.06                8.55                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Mid-Cap Growth Portfolio                             13.94                5.64                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Growth Portfolio                14.10                7.31                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Balanced Fund                                   10.95                8.47                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Capital Appreciation Fund                       17.58                9.18                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Income & Growth Fund                            11.07                7.01                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Inflation Protection Fund                       10.47                10.00                   0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP International Fund                              14.82                7.93                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Large Company Value Fund                        11.35                6.90                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Mid Cap Value Fund                              11.23                8.23                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Ultra Fund                                      11.24                6.37                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Value Fund                                      10.74                7.63                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                  11.45                7.14                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                          10.92                6.66                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset ManagerSM Portfolio                              11.81                8.15                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth(R)Portfolio                       12.17                7.57                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                     11.88                7.59                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                   13.19                7.34                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                11.72                6.51                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                              12.57                7.09                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                         12.97                5.65                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                       13.10                6.70                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                  10.71                7.78                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                    11.64                7.10                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                        10.13                9.50                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                       13.11                7.69                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                 10.43                10.43                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                     14.34                7.80                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                             11.89                5.62                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                            11.80                7.50                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Mid Cap Value Fund                                11.54                7.05                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Structured Small Cap Equity Fund                  8.88                 5.69                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Growth and Income Portfolio                             11.68                6.67                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                           9.89                 8.07                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                  10.23                6.75                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                   11.73                7.24                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                     14.25                6.71                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                     10.81                6.36                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Growth Series                                               12.93                7.84                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                      12.03                7.80                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                        11.09                6.51                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                             11.87                7.35                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Small-Cap Portfolio                                10.10                5.93                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Mid-Cap Growth Portfolio                           13.94                7.65                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                  11.16                5.87                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                      10.61                7.88                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                    10.47                10.12                   0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                     10.49                9.47                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                    10.54                10.73                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Premier VIT NACM Small Cap Portfolio                                12.03                6.82                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Government Long Bond 1.2x Strategy Fund                    9.81                 13.79                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse Government Long Bond Strategy Fund                 9.77                 6.62                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                          7.94                 11.41                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse S&P 500 Strategy
     Fund                                                                8.62                 11.65                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                  11.56                5.11                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT NASDAQ-100(R)Fund                                           12.06                6.80                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                       13.79                7.93                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Government Money Market Fund                          10.16                9.97                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                         10.76                10.83                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                             20.57                7.03                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                  19.93                10.42                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                  13.90                6.06                    0

-----------------------------------------------------------------------------------------------------------------------------------


Table 38 - 3.00% Asset Charge


     Base Contract with Bonus Credit Rider and Guaranteed Minimum Death Benefit Rider and GMWB Aggressive Asset
     Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider and Three-Year Surrender Charge Rider and GMWB
     Aggressive Asset Allocation Model
     Base Contract with Guaranteed Income Select Rider and Bonus Credit Rider and Minimum Premium Rider and
     Estate Planning Rider
     Base Contract with Guaranteed Income Select Rider and Bonus Credit Rider and Minimum Premium Rider and
     Three-Year Surrender Charge Rider
     Base Contract with Guaranteed Income Select Rider and Bonus Credit Rider and Estate Planning Rider and
     Five-Year Surrender Charge Rider
     Base Contract with Guaranteed Income Select Rider and Guaranteed Minimum Death Benefit Rider and Estate
     Planning Rider and Three-Year Surrender Charge Rider
     Base Contract with Bonus Credit Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider and Guaranteed
     Minimum Death Benefit Rider

-----------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/07)           (12/31/08)           Period

-----------------------------------------------------------------------------------------------------------------------------------

     2008

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                    9.78                 3.85                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                    11.63                8.06                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                            10.26                5.52                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                             18.60                12.21                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American LargeCap Growth Portfolio                            11.84                6.18                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Capital Appreciation Portfolio                       15.38                8.19                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Mid-Cap Growth Portfolio                             16.35                6.61                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Growth Portfolio                17.36                9.00                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Balanced Fund                                   12.14                9.38                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Capital Appreciation Fund                       18.21                9.51                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Income & Growth Fund                            12.03                7.62                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Inflation Protection Fund                       10.35                9.88                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP International Fund                              16.90                9.03                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Large Company Value Fund                        11.40                6.92                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Mid Cap Value Fund                              11.72                8.58                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Ultra Fund                                      10.86                6.15                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Value Fund                                      12.91                9.17                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                  12.07                7.52                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                          11.30                6.89                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset ManagerSM Portfolio                              12.10                8.35                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth(R)Portfolio                       12.11                7.52                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                     12.15                7.76                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                   17.16                9.54                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                13.10                7.27                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                              12.51                7.05                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                         13.10                5.70                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                       11.63                5.95                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                  13.95                10.13                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                    11.92                7.27                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                        11.01                10.32                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                       20.05                11.75                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                 9.87                 9.86                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                     18.69                10.17                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                             12.66                5.99                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                            11.94                7.58                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Mid Cap Value Fund                                12.55                7.66                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Structured Small Cap Equity Fund                  9.25                 5.92                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Growth and Income Portfolio                             15.52                8.86                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                           10.56                8.61                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                  12.55                8.28                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                   12.80                7.90                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                     21.16                9.95                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                     14.73                8.67                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Growth Series                                               12.25                7.42                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                      12.17                7.88                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                        10.11                5.94                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                             12.61                7.80                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Small-Cap Portfolio                                10.06                5.91                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Mid-Cap Growth Portfolio                           14.74                8.08                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                  11.89                6.25                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                      12.28                9.11                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                    10.04                9.70                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                     11.39                10.27                   0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                    10.75                10.94                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Premier VIT NACM Small Cap Portfolio                                11.62                6.58                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Government Long Bond 1.2x Strategy Fund                    10.45                14.69                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse Government Long Bond Strategy Fund                 7.92                 5.36                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                          4.61                 6.62                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse S&P 500 Strategy
     Fund                                                                6.22                 8.41                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                  11.83                5.23                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT NASDAQ-100(R)Fund                                           12.95                7.30                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                       15.89                9.14                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Government Money Market Fund                          9.33                 9.16                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                         13.24                13.31                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                             35.16                12.02                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                  39.25                20.52                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                  25.77                11.22                   0

-----------------------------------------------------------------------------------------------------------------------------------


Table 39 - 3.05% Asset Charge


     Base Contract with Guaranteed Income Select Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit
     Rider, and Zero-Year Surrender Charge Rider

-----------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/07)           (12/31/08)           Period

-----------------------------------------------------------------------------------------------------------------------------------

     2008

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                    9.09                 3.58                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                    11.28                7.81                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                            11.72                6.31                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                             14.26                9.36                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American LargeCap Growth Portfolio                            12.33                6.44                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Capital Appreciation Portfolio                       16.02                8.52                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Mid-Cap Growth Portfolio                             13.91                5.62                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Growth Portfolio                14.07                7.29                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Balanced Fund                                   10.92                8.44                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Capital Appreciation Fund                       17.54                9.15                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Income & Growth Fund                            11.04                6.99                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Inflation Protection Fund                       10.44                9.97                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP International Fund                              14.79                7.90                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Large Company Value Fund                        11.33                6.87                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Mid Cap Value Fund                              11.21                8.21                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Ultra Fund                                      11.21                6.34                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Value Fund                                      10.71                7.61                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                  11.43                7.11                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                          10.90                6.64                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset ManagerSM Portfolio                              11.79                8.13                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth(R)Portfolio                       12.14                7.54                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                     11.85                7.57                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                   13.16                7.32                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                11.69                6.48                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                              12.54                7.07                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                         12.94                5.63                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                       13.07                6.68                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                  10.68                7.76                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                    11.61                7.07                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                        10.11                9.47                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                       13.08                7.66                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                 10.40                10.39                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                     14.31                7.77                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                             11.87                5.61                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                            11.78                7.48                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Mid Cap Value Fund                                11.51                7.03                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Structured Small Cap Equity Fund                  8.86                 5.67                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Growth and Income Portfolio                             11.66                6.65                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                           9.87                 8.04                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                  10.20                6.73                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                   11.71                7.22                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                     14.22                6.68                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                     10.78                6.34                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Growth Series                                               12.90                7.81                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                      12.00                7.77                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                        11.07                6.49                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                             11.84                7.32                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Small-Cap Portfolio                                10.07                5.91                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Mid-Cap Growth Portfolio                           13.91                7.62                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                  11.13                5.85                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                      10.58                7.85                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                    10.44                10.09                   0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                     10.47                9.44                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                    10.52                10.69                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Premier VIT NACM Small Cap Portfolio                                12.00                6.79                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Government Long Bond 1.2x Strategy Fund                    9.78                 13.75                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse Government Long Bond Strategy Fund                 9.75                 6.60                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                          7.92                 11.37                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse S&P 500 Strategy
     Fund                                                                8.60                 11.61                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                  11.53                5.09                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT NASDAQ-100(R)Fund                                           12.03                6.78                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                       13.75                7.90                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Government Money Market Fund                          10.13                9.94                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                         10.74                10.79                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                             20.52                7.01                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                  19.88                10.39                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                  13.87                6.04                    0

-----------------------------------------------------------------------------------------------------------------------------------


Table 40 - 3.10% Asset Charge


     Base Contract with Guarantee Income Select Rider, Bonus Credit Rider, Estate Planning Rider and Three-Year
     Surrender Charge Rider

-----------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/07)           (12/31/08)           Period

-----------------------------------------------------------------------------------------------------------------------------------

     2008

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                    9.73                 3.82                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                    11.56                8.00                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                            10.20                5.49                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                             18.49                12.13                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American LargeCap Growth Portfolio                            11.77                6.14                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Capital Appreciation Portfolio                       15.29                8.13                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Mid-Cap Growth Portfolio                             16.26                6.56                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Growth Portfolio                17.26                8.93                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Balanced Fund                                   12.06                9.32                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Capital Appreciation Fund                       18.10                9.44                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Income & Growth Fund                            11.95                7.56                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Inflation Protection Fund                       10.31                9.84                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP International Fund                              16.80                8.97                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Large Company Value Fund                        11.37                6.90                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Mid Cap Value Fund                              11.68                8.55                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Ultra Fund                                      10.83                6.12                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Value Fund                                      12.83                9.10                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                  12.00                7.47                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                          11.24                6.84                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset ManagerSM Portfolio                              12.03                8.29                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth(R)Portfolio                       12.03                7.47                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                     12.08                7.71                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                   17.06                9.48                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                13.02                7.22                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                              12.43                7.00                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                         13.03                5.66                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                       11.57                5.91                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                  13.87                10.06                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                    11.85                7.22                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                        10.95                10.25                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                       19.93                11.67                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                 9.81                 9.79                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                     18.58                10.10                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                             12.62                5.96                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                            11.90                7.55                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Mid Cap Value Fund                                12.51                7.63                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Structured Small Cap Equity Fund                  9.22                 5.90                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Growth and Income Portfolio                             15.45                8.81                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                           10.50                8.55                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                  12.48                8.23                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                   12.72                7.84                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                     21.04                9.88                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                     14.64                8.61                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Growth Series                                               12.18                7.37                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                      12.10                7.83                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                        10.05                5.89                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                             12.53                7.74                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Small-Cap Portfolio                                10.03                5.88                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Mid-Cap Growth Portfolio                           14.69                8.04                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                  11.86                6.23                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                      12.22                9.06                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                    10.00                9.65                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                     11.34                10.22                   0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                    10.70                10.87                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Premier VIT NACM Small Cap Portfolio                                11.58                6.55                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Government Long Bond 1.2x Strategy Fund                    10.42                14.63                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse Government Long Bond Strategy Fund                 7.89                 5.34                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                          4.58                 6.58                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse S&P 500 Strategy
     Fund                                                                6.19                 8.35                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                  11.76                5.19                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT NASDAQ-100(R)Fund                                           12.88                7.25                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                       15.84                9.10                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Government Money Market Fund                          9.28                 9.10                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                         13.17                13.23                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                             34.96                11.94                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                  39.02                20.37                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                  25.64                11.15                   0

-----------------------------------------------------------------------------------------------------------------------------------


Table 41 - 3.15% Asset Charge


     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender
     Charge Rider, and GMWB Aggressive Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB
     Aggressive Asset Allocation Model
     Base Contract with Guarantee Income Select, Bonus Credit Rider, Minimum Premium Rider and Guaranteed
     Minimum Death Benefit Rider
     Base Contract with Guarantee Income Select, Bonus Credit Rider, Minimum Premium Rider and Zero-Year
     Surrender Charge Rider
     Base Contract with Guarantee Income Select, Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and
     Five-Year Surrender Charge Rider
     Base Contract with Guarantee Income Select, Guaranteed Minimum Death Benefit Rider, Estate Planning Rider and
     Zero-Year Surrender Charge Rider

-----------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/07)           (12/31/08)           Period

-----------------------------------------------------------------------------------------------------------------------------------

     2008

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                    9.07                 3.56                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                    11.25                7.78                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                            11.69                6.29                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                             14.23                9.33                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American LargeCap Growth Portfolio                            12.30                6.42                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Capital Appreciation Portfolio                       15.98                8.49                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Mid-Cap Growth Portfolio                             13.88                5.60                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Growth Portfolio                14.04                7.26                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Balanced Fund                                   10.90                8.41                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Capital Appreciation Fund                       17.50                9.12                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Income & Growth Fund                            11.02                6.97                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Inflation Protection Fund                       10.42                9.93                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP International Fund                              14.75                7.87                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Large Company Value Fund                        11.30                6.85                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Mid Cap Value Fund                              11.18                8.18                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Ultra Fund                                      11.19                6.32                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Value Fund                                      10.69                7.58                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                  11.40                7.09                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                          10.87                6.62                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset ManagerSM Portfolio                              11.76                8.10                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth(R)Portfolio                       12.11                7.52                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                     11.82                7.54                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                   13.13                7.29                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                11.67                6.46                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                              12.51                7.04                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                         12.91                5.61                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                       13.04                6.66                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                  10.66                7.73                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                    11.58                7.05                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                        10.09                9.43                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                       13.05                7.63                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                 10.38                10.36                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                     14.27                7.75                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                             11.84                5.59                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                            11.75                7.45                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Mid Cap Value Fund                                11.48                7.00                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Structured Small Cap Equity Fund                  8.84                 5.65                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Growth and Income Portfolio                             11.63                6.63                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                           9.85                 8.02                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                  10.18                6.71                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                   11.68                7.19                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                     14.19                6.66                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                     10.76                6.32                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Growth Series                                               12.86                7.78                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                      11.97                7.74                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                        11.04                6.47                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                             11.81                7.30                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Small-Cap Portfolio                                10.05                5.89                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Mid-Cap Growth Portfolio                           13.88                7.59                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                  11.11                5.83                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                      10.56                7.82                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                    10.42                10.05                   0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                     10.44                9.40                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                    10.49                10.66                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Premier VIT NACM Small Cap Portfolio                                11.97                6.77                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Government Long Bond 1.2x Strategy Fund                    9.76                 13.70                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse Government Long Bond Strategy Fund                 9.72                 6.57                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                          7.90                 11.34                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse S&P 500 Strategy
     Fund                                                                8.58                 11.57                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                  11.50                5.07                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT NASDAQ-100(R)Fund                                           12.00                6.75                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                       13.72                7.88                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Government Money Market Fund                          10.11                9.91                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                         10.71                10.75                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                             20.48                6.99                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                  19.83                10.35                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                  13.83                6.02                    0

-----------------------------------------------------------------------------------------------------------------------------------


Table 42 - 3.25% Asset Charge


     Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Aggressive Asset Allocation
     Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender
     Charge Rider, and GMWB Aggressive Asset Allocation Model
     Base Contract with Guarantee Income Select Rider, Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider
     and Estate Planning Rider
     Base Contract with Guarantee Income Select Rider, Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider
     and Three-Year Surrender Charge Rider
     Base Contract with Guarantee Income Select Rider, Bonus Credit Rider, Estate Planning Rider and Zero-Year
     Surrender Charge Rider
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Guaranteed
     Minimum Death Benefit Rider

-----------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/07)           (12/31/08)           Period

-----------------------------------------------------------------------------------------------------------------------------------

     2008

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                    9.64                 3.78                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                    11.46                7.92                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                            10.11                5.43                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                             18.34                12.01                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American LargeCap Growth Portfolio                            11.66                6.08                 3759.67

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Capital Appreciation Portfolio                       15.16                8.05                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Mid-Cap Growth Portfolio                             16.11                6.49                 1367.81

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Growth Portfolio                17.11                8.84                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Balanced Fund                                   11.96                9.22                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Capital Appreciation Fund                       17.94                9.34                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Income & Growth Fund                            11.85                7.49                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Inflation Protection Fund                       10.27                9.78                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP International Fund                              16.65                8.88                 3078.31

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Large Company Value Fund                        11.32                6.85                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Mid Cap Value Fund                              11.63                8.50                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Ultra Fund                                      10.78                6.09                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Value Fund                                      12.72                9.01                 3689.59

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                  11.90                7.39                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                          11.14                6.77                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset ManagerSM Portfolio                              11.92                8.20                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth(R)Portfolio                       11.93                7.40                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                     11.97                7.63                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                   16.91                9.38                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                12.91                7.14                 371.42

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                              12.33                6.93                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                         12.91                5.61                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                       11.46                5.85                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                  13.74                9.96                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                    11.74                7.14                 5132.52

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                        10.85                10.14                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                       19.76                11.55                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                 9.72                 9.69                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                     18.42                9.99                 2834.78

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                             12.55                5.92                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                            11.85                7.51                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Mid Cap Value Fund                                12.45                7.59                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Structured Small Cap Equity Fund                  9.18                 5.86                 1004.48

-----------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Growth and Income Portfolio                             15.34                8.73                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                           10.41                8.47                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                  12.38                8.15                 713.99

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                   12.61                7.76                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                     20.85                9.78                 786.72

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                     14.51                8.52                 1530.02

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Growth Series                                               12.07                7.30                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                      11.99                7.75                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                        9.97                 5.83                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                             12.42                7.66                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Small-Cap Portfolio                                9.99                 5.85                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Mid-Cap Growth Portfolio                           14.63                8.00                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                  11.81                6.19                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                      12.14                8.98                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                    9.93                 9.57                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                     11.26                10.13                   0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                    10.63                10.78                771.49

-----------------------------------------------------------------------------------------------------------------------------------

     Premier VIT NACM Small Cap Portfolio                                11.53                6.51                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Government Long Bond 1.2x Strategy Fund                    10.37                14.54                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse Government Long Bond Strategy Fund                 7.84                 5.30                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                          4.55                 6.51                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse S&P 500 Strategy
     Fund                                                                6.14                 8.27                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                  11.66                5.14                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT NASDAQ-100(R)Fund                                           12.77                7.18                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                       15.75                9.03                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Government Money Market Fund                          9.20                 9.01                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                         13.07                13.11                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                             34.67                11.82                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                  38.67                20.16                 78.19

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                  25.44                11.05                   0

-----------------------------------------------------------------------------------------------------------------------------------


Table 43 - 3.35% Asset Charge


     Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider and Guaranteed
     Minimum Death Benefit Rider

-----------------------------------------------------------------------------------------------------------------------------------

                         Investment Division                            Accumulation         Accumulation           Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period        Units at End of
                                                                         (12/31/07)           (12/31/08)              Period

-----------------------------------------------------------------------------------------------------------------------------------

     2008

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                    9.58                 3.76                 243.16

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                    11.39                7.86                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                            10.05                5.39                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                             18.23                11.93                749.54

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American LargeCap Growth Portfolio                            11.59                6.04                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Capital Appreciation Portfolio                       15.07                7.99                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Mid-Cap Growth Portfolio                             16.02                6.45                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Growth Portfolio                17.01                8.78                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Balanced Fund                                   11.89                9.16                 698.79

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Capital Appreciation Fund                       17.83                9.28                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Income & Growth Fund                            11.78                7.43                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Inflation Protection Fund                       10.24                9.74                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP International Fund                              16.55                8.82                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Large Company Value Fund                        11.28                6.83                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Mid Cap Value Fund                              11.60                8.46                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Ultra Fund                                      10.74                6.06                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Value Fund                                      12.64                8.95                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                  11.83                7.34                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                          11.08                6.73                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset ManagerSM Portfolio                              11.85                8.15                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth(R)Portfolio                       11.86                7.34                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                     11.90                7.58                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                   16.81                9.31                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                12.83                7.09                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                              12.25                6.88                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                         12.83                5.57                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                       11.40                5.81                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                  13.66                9.89                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                    11.67                7.09                 967.40

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                        10.79                10.07                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                       19.64                11.47                1204.26

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                 9.66                 9.63                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                     18.31                9.92                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                             12.50                5.89                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                            11.81                7.48                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Mid Cap Value Fund                                12.42                7.56                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Structured Small Cap Equity Fund                  9.15                 5.84                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Growth and Income Portfolio                             15.27                8.68                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                           10.35                8.41                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                  12.31                8.09                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                   12.54                7.71                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                     20.73                9.71                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                     14.43                8.46                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Growth Series                                               12.00                7.25                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                      11.92                7.69                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                        9.91                 5.79                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                             12.35                7.61                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Small-Cap Portfolio                                9.96                 5.83                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Mid-Cap Growth Portfolio                           14.58                7.96                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                  11.77                6.17                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                      12.08                8.93                 199.58

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                    9.88                 9.51                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                     11.20                10.07                3075.48

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                    10.58                10.72                3772.99

-----------------------------------------------------------------------------------------------------------------------------------

     Premier VIT NACM Small Cap Portfolio                                11.50                6.49                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Government Long Bond 1.2x Strategy Fund                    10.34                14.49                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse Government Long Bond Strategy Fund                 7.81                 5.27                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                          4.52                 6.47                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse S&P 500 Strategy
     Fund                                                                6.10                 8.21                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                  11.60                5.10                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT NASDAQ-100(R)Fund                                           12.70                7.13                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                       15.69                8.99                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Government Money Market Fund                          9.15                 8.95                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                         13.00                13.03                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                             34.47                11.74                120.50

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                  38.44                20.03                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                  25.31                10.98                463.56

-----------------------------------------------------------------------------------------------------------------------------------


Table 44 - 3.40% Asset Charge


     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero Year Surrender
     Charge Rider, and GMWB Aggressive Asset Allocation Model
     Base Contract with Gurantee Income Select Rider, Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider
     and Zero-Year Surrender Charge Rider

-----------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/07)           (12/31/08)           Period

-----------------------------------------------------------------------------------------------------------------------------------

     2008

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                    9.02                 3.53                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                    11.19                7.72                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                            11.62                6.23                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                             14.15                9.25                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American LargeCap Growth Portfolio                            12.23                6.37                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Capital Appreciation Portfolio                       15.89                8.42                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Mid-Cap Growth Portfolio                             13.80                5.55                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Growth Portfolio                13.95                7.20                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Balanced Fund                                   10.83                8.34                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Capital Appreciation Fund                       17.39                9.05                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Income & Growth Fund                            10.95                6.91                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Inflation Protection Fund                       10.36                9.85                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP International Fund                              14.66                7.81                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Large Company Value Fund                        11.23                6.79                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Mid Cap Value Fund                              11.12                8.11                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Ultra Fund                                      11.12                6.27                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Value Fund                                      10.63                7.52                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                  11.33                7.03                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                          10.81                6.56                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset ManagerSM Portfolio                              11.69                8.03                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth(R)Portfolio                       12.04                7.45                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                     11.75                7.48                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                   13.06                7.23                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                11.60                6.41                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                              12.44                6.98                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                         12.83                5.56                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                       12.96                6.60                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                  10.60                7.67                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                    11.51                6.99                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                        10.03                9.36                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                       12.97                7.57                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                 10.32                10.27                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                     14.19                7.68                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                             11.77                5.54                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                            11.68                7.39                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Mid Cap Value Fund                                11.42                6.94                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Structured Small Cap Equity Fund                  8.79                 5.60                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Growth and Income Portfolio                             11.56                6.57                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                           9.79                 7.95                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                  10.12                6.65                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                   11.61                7.13                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                     14.10                6.61                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                     10.69                6.27                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Growth Series                                               12.79                7.72                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                      11.90                7.68                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                        10.98                6.42                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                             11.74                7.23                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Small-Cap Portfolio                                9.99                 5.84                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Mid-Cap Growth Portfolio                           13.80                7.53                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                  11.04                5.78                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                      10.49                7.76                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                    10.36                9.97                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                     10.38                9.33                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                    10.43                10.57                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Premier VIT NACM Small Cap Portfolio                                11.90                6.71                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Government Long Bond 1.2x Strategy Fund                    9.70                 13.58                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse Government Long Bond Strategy Fund                 9.67                 6.52                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                          7.86                 11.24                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse S&P 500 Strategy
     Fund                                                                8.52                 11.47                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                  11.44                5.03                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT NASDAQ-100(R)Fund                                           11.93                6.70                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                       13.64                7.81                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Government Money Market Fund                          10.05                9.82                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                         10.65                10.66                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                             20.36                6.93                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                  19.72                10.26                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                  13.75                5.96                    0

-----------------------------------------------------------------------------------------------------------------------------------


Table 45 - 3.50% Asset Charge


     Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and
     GMWB Aggressive Asset Allocation Model

-----------------------------------------------------------------------------------------------------------------------------------

     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/07)           (12/31/08)           Period

-----------------------------------------------------------------------------------------------------------------------------------

     2008

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Financial Services Fund                                    9.00                 3.52                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Global Health Care Fund                                    11.16                7.69                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Technology Fund                                            11.60                6.21                    0

-----------------------------------------------------------------------------------------------------------------------------------

     AIM V.I. Utilities Fund                                             14.11                9.22                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American LargeCap Growth Portfolio                            12.20                6.34                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Capital Appreciation Portfolio                       15.85                8.39                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Mid-Cap Growth Portfolio                             13.76                5.53                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Alger American Small Capitalization Growth Portfolio                13.92                7.18                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Balanced Fund                                   10.81                8.31                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Capital Appreciation Fund                       17.35                9.02                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Income & Growth Fund                            10.93                6.89                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Inflation Protection Fund                       10.33                9.82                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP International Fund                              14.63                7.78                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Large Company Value Fund                        11.21                6.77                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Mid Cap Value Fund                              11.09                8.08                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Ultra Fund                                      11.09                6.25                    0

-----------------------------------------------------------------------------------------------------------------------------------

     American Century VP Value Fund                                      10.60                7.49                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Equity Portfolio                                  11.31                7.01                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Calvert VS Social Mid Cap Growth Portfolio                          10.78                6.54                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset ManagerSM Portfolio                              11.66                8.00                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Asset Manager: Growth(R)Portfolio                       12.01                7.43                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Balanced Portfolio                                     11.72                7.45                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Contrafund Portfolio                                   13.02                7.21                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Equity-Income Portfolio                                11.57                6.39                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth & Income Portfolio                              12.41                6.96                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Opportunities Portfolio                         12.80                5.54                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Growth Portfolio                                       12.93                6.58                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP High Income Portfolio                                  10.57                7.64                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Index 500 Portfolio                                    11.49                6.97                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Investment Grade Bond Portfolio                        10.00                9.32                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP MidCap Portfolio                                       12.94                7.55                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Money Market Portfolio                                 10.29                10.24                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Overseas Portfolio                                     14.15                7.66                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Fidelity VIP Value Strategies Portfolio                             11.74                5.52                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Growth and Income Fund                            11.65                7.37                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Mid Cap Value Fund                                11.39                6.92                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Goldman Sachs VIT Structured Small Cap Equity Fund                  8.77                 5.58                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Janus Aspen Growth and Income Portfolio                             11.53                6.55                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Bond Portfolio (Series Trust II)                           9.77                 7.73                    0

-----------------------------------------------------------------------------------------------------------------------------------

     JPMorgan Small Company (Series Trust II) Portfolio                  10.10                6.63                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Growth & Income Portfolio                   11.58                7.11                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund International Portfolio                     14.07                6.58                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Lord Abbett Series Fund Mid-Cap Value Portfolio                     10.67                6.25                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Growth Series                                               12.76                7.69                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Investors Trust Series                                      11.88                7.65                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT New Discovery Series                                        10.95                6.39                    0

-----------------------------------------------------------------------------------------------------------------------------------

     MFS VIT Research Series                                             11.72                7.21                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Small-Cap Portfolio                                9.97                 5.82                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Mid-Cap Growth Portfolio                           13.76                7.51                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Neuberger Berman Regency Portfolio                                  11.02                5.76                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT High Yield Portfolio                                      10.47                7.73                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Low Duration Portfolio                                    10.33                9.93                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Real Return Portfolio                                     10.35                9.29                    0

-----------------------------------------------------------------------------------------------------------------------------------

     PIMCO VIT Total Return Portfolio                                    10.41                10.53                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Premier VIT NACM Small Cap Portfolio                                11.87                6.69                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Government Long Bond 1.2x Strategy Fund                    9.68                 13.54                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse Government Long Bond Strategy Fund                 9.64                 6.50                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse NASDAQ-100(R)Strategy Fund                          7.84                 11.20                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Inverse S&P 500 Strategy
     Fund                                                                8.50                 11.43                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Nova Fund                                                  11.41                5.01                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT NASDAQ-100(R)Fund                                           11.90                6.67                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT Sector Rotation Fund                                       13.61                7.79                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Rydex VT U.S. Government Money Market Fund                          10.03                9.79                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Bond Fund                                         10.62                10.63                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Emerging Markets Fund                             20.31                6.90                    0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Hard Assets Fund                                  19.67                10.23                   0

-----------------------------------------------------------------------------------------------------------------------------------

     Van Eck Worldwide Real Estate Fund                                  13.72                5.94                    0

-----------------------------------------------------------------------------------------------------------------------------------

Table 1 1.05% Asset Charge
     Base Contract with GMWB Conservative Asset
Allocation Model

-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                  Accumulation Unit     Accumulation Unit         Number of
                                                                                                                   Accumulation
                                                                     Value at Beginning     Value at End of       Units at End of
                                                                    of Period (12/31/06)   Period (12/31/07)          Period
-----------------------------------------------------------------------------------------------------------------------------------
2007
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                              12.39                 9.53                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund                                              10.68                 11.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                      11.53                 12.29                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                       12.53                 14.95                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                               10.89                 12.93                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                     12.71                 16.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                        11.20                 14.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Growth Portfolio                          12.71                 14.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                                 11.03                 11.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                     12.74                 18.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                          11.75                 11.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Inflation Protection Fund                                     10.10                 10.95                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                            13.28                 15.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Large Company Value Fund                                      12.16                 11.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Mid Cap Value Fund                                            12.17                 11.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Ultra Fund                                                     9.83                 11.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                                    11.99                 11.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                            11.01                 11.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                                    10.48                 11.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                                  10.04                 0.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset ManagerSM Portfolio                                        10.84                 12.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth(R)Portfolio                                 10.84                 12.73                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                               11.55                 12.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                             11.89                 13.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                          12.23                 12.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                        11.88                 13.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                                   11.15                 13.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                                 10.93                 13.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                            11.04                 11.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                              11.69                 12.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                                  10.29                 10.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                                 12.01                 13.71                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                           10.48                 10.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                               12.95                 15.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio                                       11.92                 12.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund                                      12.29                 12.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund                                          11.82                 12.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                            11.24                 9.29                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio                                       11.35                 12.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                     10.32                 10.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                            11.46                 10.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Growth & Income Portfolio                             11.99                 12.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund International Portfolio                               14.38                 14.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Mid-Cap Value Portfolio                               11.36                 11.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Growth Series                                                         11.30                 13.52                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                                11.56                 12.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                                  11.47                 11.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                       11.11                 12.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Fasciano Portfolio                                           10.62                 10.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman MidCap Growth Portfolio                                      12.06                 14.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Regency Portfolio                                            11.42                 11.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                                10.83                 11.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                              10.30                 10.95                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                               10.02                 10.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                              10.25                 11.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio                                       11.39                 11.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio                                         12.64                 12.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond Advantage Fund                                   9.44                 10.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Fund                                    10.81                 10.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Strategy Fund                                             9.46                 8.31                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Fund                                                  9.03                 9.01                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                            12.08                 12.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                             10.81                 12.61                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund                                                 11.87                 14.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                    10.33                 10.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                                   10.37                 11.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                       15.80                 21.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                            14.49                 20.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                            14.56                 14.54                 0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 2 1.15% Asset Charge
    Base Contract with GMWB Moderate-Conservative Asset
Allocation Model

-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                  Accumulation Unit     Accumulation Unit         Number of
                                                                                                                   Accumulation
                                                                     Value at Beginning     Value at End of       Units at End of
                                                                    of Period (12/31/06)   Period (12/31/07)          Period
-----------------------------------------------------------------------------------------------------------------------------------
2007
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                              12.37                 9.51                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund                                              10.67                 11.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                      11.51                 12.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                       12.51                 14.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                               10.88                 12.90                1551.92
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                     12.69                 16.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Mid-Cap Growth Portfolio                                       11.19                 14.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                                 12.70                 14.71                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund                                             11.01                 11.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund                                 12.72                 18.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                      11.74                 11.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund                                 10.09                 10.92                1336.36
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                        13.27                 15.46                1395.65
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                                  12.15                 11.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                        12.15                 11.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                                 9.82                 11.73                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund                                                11.97                 11.20                1873.03
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                            10.99                 11.95                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                                    10.47                 11.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                                  10.03                 0.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                          10.83                 12.33                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                                  10.83                 12.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                               11.53                 12.39                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                             11.87                 13.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                          12.22                 12.23                144.09
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                        11.86                 13.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                                   11.14                 13.53                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                                 10.92                 13.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                            11.02                 11.17                709.32
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                              11.68                 12.14                1945.44
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                                  10.28                 10.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                                 12.00                 13.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                           10.46                 10.88                4128.21
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                               12.93                 14.96                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio                                       11.91                 12.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund                                      12.28                 12.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund                                          11.81                 12.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                            11.23                 9.27                 747.15
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio                                       11.33                 12.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
JP Morgan Series Trust II Bond Portfolio                                      10.31                 10.32                3304.32
-----------------------------------------------------------------------------------------------------------------------------------
JP Morgan Series Trust II Small Company Portfolio                             11.45                 10.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Growth and Income Portfolio                         11.97                 12.24                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - International Portfolio                             14.36                 14.87                850.42
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Mid Cap Value Portfolio                             11.34                 11.28                1058.20
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                                11.29                 13.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                                11.54                 12.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                                  11.45                 11.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                       11.09                 12.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                                       10.60                 10.53                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio                                 12.04                 14.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio                                        11.40                 11.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                                10.82                 11.07                411.28
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                              10.29                 10.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                               10.01                 10.95                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                              10.23                 11.00                5700.37
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio                                       11.38                 11.96                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio                                         12.62                 12.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond 1.2x Strategy Fund                               9.43                 10.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Strategy Fund                           10.80                 10.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Strategy Fund                                             9.45                 8.29                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Strategy Fund                                         9.02                 8.99                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                            12.06                 12.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                             10.80                 12.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund                                                 11.85                 14.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                    10.32                 10.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                                   10.35                 11.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                       15.78                 21.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                            14.47                 20.79                182.02
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                            14.54                 14.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 3 - 1.20% Asset Charge
     Base Contract with Minimum Premium Rider
     Base Contract with Surrender Charge Rider - Five Years
-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                 Accumulation Unit     Accumulation Unit         Number of
                                                                                                                  Accumulation
                                                                    Value at Beginning     Value at End of       Units at End of
                                                                   of Period (12/31/06)   Period (12/31/07)          Period
-----------------------------------------------------------------------------------------------------------------------------------
2007
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                              14.16                 10.88                2627.14
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund                                              11.71                 12.94               12312.08
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                      10.67                 11.36                4454.03
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                       17.28                 20.60               120742.93
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                               11.11                 13.17               35948.02
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                     12.97                 17.11               33322.55
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Mid-Cap Growth Portfolio                                       13.99                 18.19               57208.52
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                                 16.67                 19.31               28728.52
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced Fund                                             13.02                 13.50               16089.63
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund                                 14.06                 20.25                5186.69
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                                      13.60                 13.38                2537.98
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund                                 10.09                 10.92               13224.09
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP International Fund                                        16.13                 18.80               18605.62
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company Value Fund                                  12.35                 12.04                1492.77
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund                                        12.83                 12.37                327.42
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra Fund                                                 9.60                 11.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund                                                15.35                 14.36               26127.40
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                            12.30                 13.36                119.21
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                                    11.50                 12.52                1076.10
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                                   9.61                 0.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                          11.83                 13.46                126.43
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                                  11.49                 13.47                1379.79
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                               12.58                 13.52                9885.71
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                             16.47                 19.09               177934.75
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                          14.56                 14.57               24082.06
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                        12.59                 13.91                1275.29
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                                   12.00                 14.57                1305.10
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                                 10.34                 12.94                3969.68
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                            15.31                 15.52               20111.07
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                              12.75                 13.25               42618.25
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                                  11.91                 12.25                4581.02
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                                 19.57                 22.31                6051.49
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                           10.56                 10.97               59689.12
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                               17.98                 20.79               13978.68
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio                                       12.99                 13.53                143.37
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund                                      12.57                 12.60                6436.21
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund                                          12.99                 13.24               10289.04
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured Small Cap Equity Fund                            11.83                 9.76                11770.56
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio                                       15.75                 16.92                2040.53
-----------------------------------------------------------------------------------------------------------------------------------
JP Morgan Series Trust II Bond Portfolio                                      11.68                 11.69               14065.08
-----------------------------------------------------------------------------------------------------------------------------------
JP Morgan Series Trust II Small Company Portfolio                             14.92                 13.90                4140.13
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Growth and Income Portfolio                         13.93                 14.24               146140.13
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - International Portfolio                             22.75                 23.54               83632.84
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund - Mid Cap Value Portfolio                             16.49                 16.39               200093.95
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                                11.41                 13.63                445.80
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                                12.45                 13.54                1887.25
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                                  11.14                 11.25                430.17
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                       12.57                 14.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                                       10.69                 10.62                9949.02
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio                                 12.88                 15.55               71260.91
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio                                        12.30                 12.55                3817.81
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                                13.06                 13.36                5501.85
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                              10.30                 10.92                4923.77
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                               11.33                 12.39               11723.25
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                              10.89                 11.70               83877.45
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio                                       10.51                 11.04                585.22
-----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio                                         12.34                 12.26                3038.05
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Government Long Bond 1.2x Strategy Fund                              10.17                 11.03                793.96
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse Government Long Bond Strategy Fund                            8.96                 8.45                54722.57
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse OTC Strategy Fund                                             5.83                 5.11                185902.04
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Inverse S&P 500 Strategy Fund                                         6.92                 6.89                132343.38
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                            13.11                 13.10               97743.31
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                             12.32                 14.34                 53.62
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund                                                 14.00                 16.98               101409.15
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Government Money Market Fund                                    10.07                 10.33               12062.50
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                                   13.41                 14.53                1052.39
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                       28.64                 38.94               64271.23
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                            30.40                 43.65               73767.33
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                            28.37                 28.28                1493.27
-----------------------------------------------------------------------------------------------------------------------------------

Table 4 - 1.30% Asset Charge
     Base Contract with Estate Planning Rider
     Base Contract with Surrender Charge Rider - Three Years
     Base Contract with Five-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider and GMWB Conservative Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                                                            Number of
                                                                         Accumulation
                                                                         Unit Value at       Accumulation
                                                                         Beginning of        Unit Value at         Accumulation
                                                                            Period           End of Period       Units at End of
                                                                          (12/31/06)          (12/31/07)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2007
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                     14.09               10.82                2522.87
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                     11.65               12.86                2463.50
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                             10.62               11.29                3597.91
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                              17.20               20.48               21488.97
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                      11.06               13.09               41682.07
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                            12.90               17.01               11616.66
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                              13.93               18.08               13305.87
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                        16.59               19.20                4329.33
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                    12.96               13.42               65755.51
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                        13.99               20.13               13726.20
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                             13.53               13.30                5705.63
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                        10.07               10.89               47764.81
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                               16.05               18.69               26936.21
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                         12.32               12.00                3600.52
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                               12.80               12.33                2043.13
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                        9.58               11.43                723.11
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                       15.27               14.27               69076.77
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                   12.24               13.29                2419.90
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                           11.45               12.45                5640.26
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                          9.57                0.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                 11.77               13.38                984.39
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                         11.43               13.39                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                      12.52               13.44               66515.27
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                    16.39               18.97               116677.72
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                 14.49               14.48               31462.81
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                               12.53               13.83                237.89
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                          11.94               14.49                1708.85
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                        10.29               12.86                4675.63
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                   15.24               15.42                9069.22
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                     12.69               13.18               73198.58
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                         11.85               12.18               17889.30
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                        19.48               22.17               31216.45
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                  10.51               10.91               108900.71
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                      17.89               20.67               43341.65
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                              12.95               13.48                2107.68
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                             12.54               12.56                4404.02
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                 12.97               13.20               32194.16
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                   11.80                9.73               15643.40
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                              15.69               16.84                209.75
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                             11.62               11.62               34058.42
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                    14.85               13.82                1266.58
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Growth and Income
     Portfolio                                                            13.86               14.15               22669.48
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - International Portfolio                    22.64               23.40               64802.85
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Mid Cap Value Portfolio                    16.41               16.29               45809.34
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                       11.36               13.55                299.93
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                       12.39               13.46                371.84
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                         11.08               11.18                1298.98
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                              12.51               13.94                386.21
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                              10.67               10.59                221.42
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                        12.86               15.51                2832.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                               12.27               12.52                1048.98
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                       13.01               13.29               16246.91
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                     10.26               10.87               17832.63
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                      11.29               12.33                8571.18
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                     10.85               11.64               142371.87
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                              10.49               11.00                 56.42
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                12.31               12.22                1684.97
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                     10.15               11.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund                   8.94                8.42                2586.77
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                                    5.80                5.08                8562.14
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                                6.89                6.85                9909.87
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                   13.05               13.03                3422.91
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                    12.26               14.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                        13.96               16.92                5168.90
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                           10.02               10.28                 86.99
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                          13.35               14.46                2681.81
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                              28.51               38.72               24293.88
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                   30.25               43.40               14390.54
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                   28.25               28.13                3115.77
----------------------------------------------------------------------------------------------------------------------------------

Table 5 - 1.35% Asset Charge
     Base Contract with GMWB Moderate Asset Allocation
Model

-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                                                            Number of
                                                                         Accumulation
                                                                         Unit Value at       Accumulation
                                                                         Beginning of        Unit Value at         Accumulation
                                                                            Period           End of Period       Units at End of
                                                                          (12/31/06)          (12/31/07)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2007
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                     12.48                9.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                     11.89               13.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                             11.26               11.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                              14.38               17.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                      11.87               14.05                4465.66
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                            13.70               18.05                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                              12.11               15.72                1576.16
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                        14.21               16.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                    11.39               11.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                        14.48               20.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                             12.26               12.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                        10.06               10.87                5120.83
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                               14.22               16.54                1674.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                         12.31               11.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                               12.79               12.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                        9.57               11.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                       12.48               11.65                4284.31
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                   11.45               12.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                           10.77               11.71                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                          9.22                0.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                 11.00               12.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                         10.99               12.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                      11.59               12.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                    12.93               14.96                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                 12.63               12.61                3005.97
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                               11.98               13.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                          11.36               13.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                        11.17               13.96                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                   11.17               11.30                557.51
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                     12.04               12.49                7762.32
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                         10.37               10.65                1356.45
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                        13.21               15.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                  10.52               10.92                2547.10
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                      14.11               16.30                1383.73
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                              12.21               12.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                             12.53               12.54                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                 12.95               13.18                1666.40
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                   11.79                9.71                2046.39
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                              12.27               13.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                             10.48               10.47                4545.83
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                    11.99               11.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Growth and Income
     Portfolio                                                            12.11               12.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - International Portfolio                    16.57               17.12                5215.15
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Mid Cap Value Portfolio                    12.27               12.18                1077.14
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                       11.88               14.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                       12.10               13.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                         11.96               12.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                              11.96               13.33                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                              10.66               10.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                        12.84               15.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                               12.26               12.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                       11.14               11.38                1743.52
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                     10.23               10.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                      10.12               11.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                     10.40               11.16               14098.81
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                              10.48               10.99                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                12.30               12.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                     10.14               10.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund                   9.83                9.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                                    9.46                8.28                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                                8.70                8.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                   12.53               12.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                    10.69               12.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                        12.68               15.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                           10.30               10.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                          10.16               11.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                              18.89               25.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                   17.91               25.68                1200.25
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                   16.27               16.20                 0.00
----------------------------------------------------------------------------------------------------------------------------------

Table 6 - 1.40% Asset Charge
     Base Contract with Five-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset
     Allocation Mode
     Base Contract with Three-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider and GMWB
Moderate-Conservative Asset Allocation Model

-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/06)           (12/31/07)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2007
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                    12.37                9.49                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                    11.22                12.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                            10.97                11.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                             17.22                20.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                     11.60                13.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                           13.59                17.89                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                             12.52                16.24                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                       14.85                17.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                   11.95                12.36                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                       14.49                20.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                            12.92                12.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                       10.05                10.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                              15.12                17.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                        12.30                11.96                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                              12.78                12.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                      9.56                 11.39                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                      13.34                12.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                  11.73                12.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                          10.82                11.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                        9.33                 0.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                11.04                12.54                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                        10.99                12.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                     11.74                12.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                   14.39                16.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                13.34                13.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                              12.11                13.36                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                         11.54                13.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                       10.72                13.39                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                  11.79                11.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                    12.52                12.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                        10.54                10.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                       15.65                17.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                 10.49                10.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                     14.87                17.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                             12.92                13.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                            12.52                12.52                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                12.94                13.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                  11.78                9.70                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                             12.85                13.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                            10.64                10.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                   14.37                13.36                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Growth and Income
     Portfolio                                                           12.95                13.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - International
     Portfolio                                                           18.30                18.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Mid Cap Value
     Portfolio                                                           14.09                13.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                      12.26                14.61                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                      12.67                13.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                        11.47                11.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                             12.68                14.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                             10.65                10.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                       12.83                15.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                              12.25                12.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                      11.88                12.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                    10.24                10.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                     10.59                11.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                    10.63                11.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                             10.46                10.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                               12.29                12.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                    10.13                10.96                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund                 8.91                 8.39                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                                  8.59                 7.52                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                              8.12                 8.08                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                  13.15                13.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                   11.09                12.89                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                       13.93                16.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                          10.19                10.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                         10.82                11.71                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                             21.67                29.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                  22.86                32.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                  19.49                19.39                 0.00
----------------------------------------------------------------------------------------------------------------------------------

Table 7 - 1.45% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider and Surrender Charge Rider - Five Years
     Base Contract with Surrender Charge Rider - Zero Years
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/06)           (12/31/07)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2007
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                    13.99                10.72                4692.20
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                    11.57                12.75                6652.90
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                            10.55                11.20                6048.47
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                             17.08                20.31               10827.88
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                     10.97                12.97               41042.43
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                           12.81                16.86                8043.17
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                             13.82                17.92               16329.78
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                       16.47                19.03                1982.23
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                   12.86                13.30                8143.40
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                       13.89                19.96                5462.95
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                            13.43                13.18                1093.45
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                       10.04                10.84               24100.22
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                              15.94                18.52               43433.71
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                        12.29                11.95               10848.04
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                              12.77                12.28                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                      9.55                 11.38                1528.30
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                      15.16                14.15               48265.53
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                  12.15                13.18                2628.51
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                          11.37                12.34                2790.65
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                        9.50                 0.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                11.68                13.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                        11.35                13.27                2118.98
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                     12.43                13.32               17081.98
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                   16.27                18.81               43246.69
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                14.38                14.36               38402.71
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                              12.44                13.71                774.53
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                         11.86                14.36                154.38
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                       10.21                12.75                4757.86
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                  15.13                15.29                9233.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                    12.60                13.06               54872.32
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                        11.77                12.07                7057.90
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                       19.34                21.98                9229.60
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                 10.43                10.81               88094.86
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                     17.76                20.49               19716.65
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                             12.90                13.40                1531.34
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                            12.50                12.50                814.90
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                12.93                13.14                1074.41
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                  11.77                9.68                 9177.87
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                             15.60                16.72                7155.07
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                            11.54                11.53               17682.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                   14.74                13.71                5466.05
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Growth and Income
     Portfolio                                                           13.76                14.03               17553.39
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - International
     Portfolio                                                           22.47                23.20               16873.88
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Mid Cap Value
     Portfolio                                                           16.29                16.14               23626.18
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                      11.27                13.43                3565.44
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                      12.30                13.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                        11.00                11.09                1620.33
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                             12.41                13.82                603.92
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                             10.64                10.54                522.65
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                       12.82                15.44                2593.51
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                              12.24                12.46                4739.50
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                      12.94                13.20                6200.68
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                    10.20                10.80               10333.36
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                     11.23                12.24                8231.49
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                    10.79                11.56               85500.63
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                             10.45                10.95                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                               12.28                12.17                 31.82
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                    10.12                10.95                2758.49
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund                 8.90                 8.38                 1689.05
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                                  5.76                 5.03                 5518.05
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                              6.84                 6.80                 3865.18
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                  12.96                12.92                2537.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                   12.18                14.14                2096.16
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                       13.91                16.82                3247.25
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                          9.95                 10.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                         13.27                14.34                5705.93
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                             28.31                38.39                8879.19
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                  30.03                43.01               10038.25
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                  28.08                27.92                4365.81
----------------------------------------------------------------------------------------------------------------------------------

Table 8 - 1.50% Asset Charge
     Base Contract with Three-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset
     Allocation Model

-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/06)           (12/31/07)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2007
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                    12.31                9.43                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                    10.62                11.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                            11.46                12.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                             12.45                14.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                     10.83                12.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                           12.63                16.61                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                             11.13                14.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                       12.64                14.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                   10.96                11.33                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                       12.66                18.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                            11.68                11.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                       10.04                10.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                              13.20                15.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                        12.09                11.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                              12.10                11.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                      9.77                 11.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                      11.91                11.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                  10.94                11.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                          10.42                11.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                        9.98                 0.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                10.77                12.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                        10.78                12.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                     11.48                12.29                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                   11.82                13.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                12.16                12.13                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                              11.81                13.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                         11.09                13.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                       10.87                13.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                  10.97                11.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                    11.62                12.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                        10.23                10.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                       11.94                13.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                 10.41                10.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                     12.87                14.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                             11.85                12.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                            12.22                12.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                11.75                11.94                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                  11.17                9.19                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                             11.28                12.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                            10.26                10.24                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                   11.39                10.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Growth and Income
     Portfolio                                                           11.92                12.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - International
     Portfolio                                                           14.30                14.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Mid Cap Value
     Portfolio                                                           11.29                11.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                      11.23                13.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                      11.49                12.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                        11.40                11.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                             11.04                12.28                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                             10.55                10.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                       11.99                14.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                              11.35                11.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                      10.77                10.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                    10.24                10.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                     9.96                 10.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                    10.19                10.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                             11.32                11.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                               12.56                12.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                    9.38                 10.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund                 10.75                10.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                                  9.40                 8.22                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                              8.98                 8.92                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                  12.01                11.96                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                   10.75                12.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                       11.80                14.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                          10.27                10.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                         10.31                11.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                             15.70                21.29                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                  14.40                20.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                  14.47                14.38                 0.00
----------------------------------------------------------------------------------------------------------------------------------

Table 9 - 1.55% Asset Charge
     Base Contract with Estate Planning Rider and Surrender Charge Rider - Five Years Base Contract with Minimum
     Premium Rider and Estate Planning Rider
     Base Contract with Bonus Credit Rider
     Base Contract with Minimum Premium Rider and Surrender Charge Rider - Three Years
     Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Conservative Asset
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period        Units at End of
                                                                         (12/31/06)           (12/31/07)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2007
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                    13.92                10.66                4425.58
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                    11.51                12.67               11992.48
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                            10.50                11.13               49947.49
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                             17.00                20.19               44137.66
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                     10.92                12.90               145332.42
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                           12.75                16.76               71249.96
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                             13.76                17.82               50423.89
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                       16.39                18.92               24582.48
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                   12.80                13.22               13821.05
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                       13.82                19.84               92979.32
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                            13.37                13.10                9260.84
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                       10.02                10.81               92527.75
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                              15.86                18.41               107302.04
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                        12.26                11.91                5513.57
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                              12.74                12.24                3445.78
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                      9.53                 11.34                3408.32
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                      15.08                14.06               116963.41
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                  12.10                13.10                4906.71
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                          11.31                12.27                4921.87
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                        9.46                 0.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                11.62                13.18               11135.14
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                        11.30                13.19                9153.80
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                     12.37                13.24               21169.95
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                   16.19                18.70               79877.95
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                14.31                14.27               80439.40
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                              12.38                13.63               28518.12
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                         11.80                14.28                2323.89
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                       10.16                12.68               42572.25
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                  15.05                15.20               51542.34
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                    12.54                12.98               216026.06
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                        11.71                12.00               34272.08
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                       19.24                21.85               19773.72
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                 10.38                10.75               603985.15
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                     17.67                20.37               88229.79
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                             12.87                13.36                6066.62
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                            12.48                12.47                5172.76
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                12.90                13.10               19203.32
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                  11.74                9.66                37779.33
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                             15.54                16.64               14082.54
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                            11.49                11.46               69890.51
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                   14.68                13.63               15778.65
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Growth and Income
     Portfolio                                                           13.69                13.94               31592.52
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - International
     Portfolio                                                           22.36                23.06               98722.03
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Mid Cap Value
     Portfolio                                                           16.21                16.05               83332.19
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                      11.22                13.35                1985.08
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                      12.24                13.26                7029.29
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                        10.95                11.02                6784.42
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                             12.35                13.73                2073.12
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                             10.62                10.51                5735.43
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                       12.79                15.39                4589.81
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                              12.21                12.42               42893.18
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                      12.89                13.14               36800.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                    10.17                10.75                3823.38
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                     11.19                12.19               48801.80
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                    10.75                11.51               310668.55
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                             10.43                10.92                 43.55
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                               12.25                12.13                8839.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                    10.10                10.91                383.11
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund                 8.88                 8.35                 4074.62
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                                  5.73                 5.01                12309.94
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                              6.81                 6.76                 7517.52
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                  12.90                12.84                8608.35
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                   12.12                14.06                488.92
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                       13.87                16.76                2244.49
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                          9.91                 10.13                 99.50
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                         13.21                14.27                8443.92
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                             28.18                38.18               53771.12
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                  29.88                42.76               83849.51
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                  27.96                27.77               27488.64
-----------------------------------------------------------------------------------------------------------------------------------

Table 10 - 1.60% Asset Charge
     Base Contract with Minimum Premium Rider and
     GMWB Moderate Asset Allocation Model

       Base Contract with Five-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/06)           (12/31/07)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2007
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                    12.30                9.41                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                    10.60                11.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                            11.44                12.13                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                             12.43                14.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                     10.81                12.76                142.19
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                           12.61                16.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                             11.12                14.39                 33.17
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                       12.62                14.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                   10.95                11.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                       12.65                18.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                            11.66                11.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                       10.03                10.81                200.33
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                              13.19                15.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                        12.07                11.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                              12.08                11.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                      9.76                 11.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                      11.90                11.09                 95.49
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                  10.92                11.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                          10.40                11.28                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                        9.97                 0.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                10.76                12.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                        10.76                12.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                     11.46                12.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                   11.80                13.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                12.14                12.10                 72.04
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                              11.79                12.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                         11.07                13.39                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                       10.85                13.53                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                  10.96                11.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                    11.61                12.01                237.36
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                        10.21                10.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                       11.92                13.53                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                 10.40                10.76                 40.07
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                     12.85                14.80                 60.32
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                             11.83                12.28                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                            12.20                12.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                11.73                11.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                  11.16                9.17                  45.64
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                             11.27                12.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                            10.24                10.21                125.69
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                   11.38                10.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Growth and Income
     Portfolio                                                           11.90                12.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - International
     Portfolio                                                           14.28                14.71                249.82
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Mid Cap Value
     Portfolio                                                           11.27                11.16                 58.19
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                      11.22                13.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                      11.47                12.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                        11.38                11.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                             11.03                12.25                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                             10.54                10.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                       11.97                14.39                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                              11.33                11.52                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                      10.75                10.95                 59.35
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                    10.23                10.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                     9.95                 10.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                    10.17                10.88                341.58
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                             11.31                11.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                               12.55                12.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                    9.37                 10.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund                 10.73                10.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                                  9.39                 8.20                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                              8.96                 8.89                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                  11.99                11.93                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                   10.73                12.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                       11.78                14.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                          10.26                10.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                         10.29                11.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                             15.68                21.24                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                  14.38                20.57                 48.86
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                  14.45                14.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------


Table 11 - 1.65% Asset Charge
     Base Contract with Estate Planning Rider and Surrender Charge Rider - Three Years


     Base Contract with Bonus Credit Rider and GMWB Conservative Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Moderate-Conservative Asset
     Allocation Model

       Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB
     Moderate-Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB
     Conservative Asset Allocation Model
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset
     Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/06)           (12/31/07)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2007
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                    15.64                11.96                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                    13.63                15.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                            15.51                16.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                             20.48                24.30                458.66
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                     14.97                17.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                           17.23                22.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                             17.97                23.26                244.24
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                       21.45                24.74                228.62
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                   14.11                14.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                       16.91                24.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                            16.42                16.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                       10.00                10.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                              18.66                21.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                        12.24                11.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                              12.72                12.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                      9.51                 11.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                      17.25                16.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                  14.09                15.24                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                          14.19                15.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                        12.73                0.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                12.88                14.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                        13.33                15.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                     13.56                14.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                   17.56                20.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                17.14                17.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                              14.50                15.95                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                         14.38                17.39                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                       13.89                17.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                  15.55                15.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                    15.60                16.13                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                        11.16                11.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                       21.54                24.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                 10.34                10.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                     20.79                23.93                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                             12.83                13.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                            12.45                12.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                12.88                13.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                  11.72                9.63                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                             15.48                16.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                            11.06                11.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                   19.13                17.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Growth and Income
     Portfolio                                                           16.61                16.90                660.79
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - International
     Portfolio                                                           26.08                26.86                423.17
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Mid Cap Value
     Portfolio                                                           18.07                17.87                620.45
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                      15.45                18.37                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                      14.83                16.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                        15.10                15.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                             15.60                17.33                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                             10.60                10.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                       12.77                15.34                729.77
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                              12.19                12.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                      12.85                13.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                    10.13                10.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                     11.15                12.13                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                    10.71                11.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                             10.41                10.89                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                               12.23                12.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                    10.08                10.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund                 8.86                 8.32                 387.13
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                                  5.21                 4.55                 972.87
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                              5.98                 5.93                 563.20
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                  17.69                17.59                630.32
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                   15.27                17.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                       13.83                16.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                          9.91                 10.13                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                         13.16                14.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                             34.19                46.28                244.37
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                  33.95                48.54                288.71
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                  27.85                27.63                 0.00
----------------------------------------------------------------------------------------------------------------------------------

Table 12 - 1.70% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five Years
     Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider and Surrender Charge Rider - Zero Years
     Base Contract with GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Three-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period        Units at End of
                                                                         (12/31/06)           (12/31/07)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2007
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                    13.82                10.57                8288.65
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                    11.42                12.56               10966.21
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                            10.43                11.04                1942.88
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                             16.88                20.02               21751.04
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                     10.84                12.78               132146.68
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                           12.65                16.61               38493.03
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                             13.66                17.66               27151.34
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                       16.27                18.75                1280.51
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                   12.71                13.11                2198.99
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                       13.72                19.66               38346.35
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                            13.27                12.99                537.94
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                       9.99                 10.76               105602.70
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                              15.74                18.25               39722.41
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                        12.23                11.86                130.39
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                              12.70                12.18                403.51
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                      9.50                 11.29                2989.33
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                      14.97                13.94               82565.17
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                  12.01                12.99               17030.43
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                          11.24                12.17               11250.21
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                        9.39                 0.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                11.54                13.07                1625.01
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                        11.21                13.07                1567.20
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                     12.28                13.12               14624.13
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                   16.07                18.53               28816.11
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                14.21                14.15               66980.79
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                              12.28                13.51                5168.42
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                         11.71                14.15                2949.02
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                       10.09                12.56               28082.07
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                  14.94                15.06               17431.47
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                    12.44                12.87               168821.12
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                        11.62                11.89                7317.62
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                       19.10                21.66               44391.33
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                 10.30                10.65               84675.16
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                     17.54                20.19               64274.96
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                             12.81                13.28                2672.07
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                            12.44                12.41                980.51
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                12.86                13.04               19412.64
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                  11.71                9.61                41410.13
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                             15.45                16.52                6586.16
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                            11.41                11.36               49315.44
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                   14.57                13.51                2861.35
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Growth and Income
     Portfolio                                                           13.59                13.82                1665.94
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - International
     Portfolio                                                           22.20                22.85               100097.01
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Mid Cap Value
     Portfolio                                                           16.09                15.91               43655.09
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                      11.14                13.23                2702.99
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                      12.15                13.14                710.81
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                        10.87                10.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                             12.26                13.61                2542.48
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                             10.59                10.46                2423.81
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                       12.75                15.32                3231.88
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                              12.18                12.37               25654.78
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                      12.82                13.05               34116.40
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                    10.11                10.67               15013.92
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                     11.13                12.10               28970.65
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                    10.69                11.43               228699.99
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                             10.40                10.87                418.21
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                               12.22                12.08                2645.10
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                    10.07                10.87                2660.99
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund                 8.84                 8.30                 977.93
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                                  5.69                 4.96                 652.80
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                              6.76                 6.70                 480.70
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                  12.81                12.74                284.32
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                   12.04                13.94                1505.09
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                       13.81                16.67                3719.37
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                          9.84                 10.05                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                         13.13                14.16                7044.44
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                             27.98                37.85               14704.32
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                  29.66                42.38               35746.61
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                  27.79                27.56                6079.07
----------------------------------------------------------------------------------------------------------------------------------

Table 13 - 1.75% Asset Charge
     Base Contract with Bonus Credit Rider and GMWB
     Moderate-Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider,
     Three-Year Surrender Charge Rider and GMWB
     Moderate-Conservative Asset Allocation Model

-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period        Units at End of
                                                                         (12/31/06)           (12/31/07)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2007
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                    12.37                9.46                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                    11.79                12.96                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                            11.17                11.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                             14.26                16.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                     11.77                13.87                3492.94
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                           13.59                17.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                             12.01                15.52                142.18
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                       14.09                16.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                   11.29                11.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                       14.36                20.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                            12.15                11.89                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                       9.98                 10.74                6329.09
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                              14.10                16.34                1521.20
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                        12.21                11.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                              12.69                12.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                      9.49                 11.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                      12.37                11.51                2975.44
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                  11.36                12.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                          10.68                11.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                        9.14                 0.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                10.91                12.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                        10.90                12.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                     11.49                12.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                   12.82                14.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                12.52                12.46                982.83
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                              11.88                13.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                         11.26                13.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                       11.08                13.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                  11.08                11.16                775.96
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                    11.94                12.34                4861.93
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                        10.28                10.52                466.44
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                       13.10                14.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                 10.44                10.79                6950.66
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                     13.99                16.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                             12.10                12.54                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                            12.43                12.39                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                12.85                13.02                300.97
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                  11.70                9.60                 1588.20
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                             12.17                13.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                            10.39                10.34                6669.59
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                   11.89                11.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Growth and Income
     Portfolio                                                           12.00                12.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - International
     Portfolio                                                           16.43                16.91                3726.55
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Mid Cap Value
     Portfolio                                                           12.17                12.03                1806.22
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                      11.78                13.99                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                      12.00                12.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                        11.86                11.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                             11.86                13.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                             10.57                10.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                       12.74                15.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                              12.17                12.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                      11.05                11.24                2050.27
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                    10.15                10.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                     10.03                10.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                    10.31                11.02               13402.84
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                             10.39                10.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                               12.20                12.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                    10.06                10.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund                 9.75                 9.15                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                                  9.38                 8.18                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                              8.63                 8.55                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                  12.42                12.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                   10.60                12.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                       12.57                15.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                          10.22                10.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                         10.08                10.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                             18.74                25.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                  17.76                25.36                635.96
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                  16.14                16.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 14 - 1.80% Asset Charge
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Five Years
     Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Bonus Credit Rider and Minimum Premium Rider
     Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years
     Base Contract with Estate Planning Rider and Surrender Charge Rider - Zero Years
     Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB
     Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB Conservative
     Asset Allocation Model
     Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Conservative Asset
     Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period        Units at End of
                                                                         (12/31/06)           (12/31/07)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2007
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                    13.75                10.50                9055.68
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                    11.37                12.49                7998.58
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                            10.38                10.98                722.83
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                             16.80                19.91                3242.59
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                     10.79                12.71               17254.70
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                           12.59                16.51                5167.26
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                             13.59                17.56                7911.14
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                       16.19                18.64                2339.43
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                   12.64                13.03                3344.03
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                       13.65                19.55                128.71
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                            13.20                12.91                374.23
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                       9.97                 10.72                6937.86
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                              15.67                18.14               23512.98
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                        12.20                11.82                3380.23
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                              12.68                12.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                      9.49                 11.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                      14.90                13.86               25520.97
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                  11.96                12.92                505.94
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                          11.18                12.10                1067.09
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                        9.35                 0.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                11.48                12.99                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                        11.16                13.00                385.13
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                     12.22                13.04                1165.48
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                   15.99                18.42               38621.22
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                14.14                14.06                5772.99
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                              12.22                13.43                1109.91
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                         11.65                14.07                 74.28
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                       10.04                12.49                159.32
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                  14.87                14.97                9130.61
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                    12.38                12.79               27556.81
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                        11.57                11.82                3792.45
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                       19.01                21.53               14434.32
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                 10.25                10.59               22744.82
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                     17.46                20.07                6948.72
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                             12.78                13.23                2854.06
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                            12.42                12.37                1323.32
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                12.84                13.00                5084.49
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                  11.69                9.58                 4187.98
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                             15.39                16.44                420.97
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                            11.35                11.30               12955.83
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                   14.51                13.44                2498.35
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Growth and Income
     Portfolio                                                           13.53                13.74                9593.56
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - International
     Portfolio                                                           22.09                22.72                8113.42
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Mid Cap Value
     Portfolio                                                           16.01                15.81               13137.40
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                      11.08                13.15                681.08
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                      12.09                13.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                        10.81                10.86                795.66
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                             12.20                13.53                117.53
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                             10.56                10.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                       12.73                15.28                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                              12.15                12.33                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                      12.78                12.99                3446.07
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                    10.07                10.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                     11.09                12.05                1055.31
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                    10.65                11.37               42320.12
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                             10.38                10.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                               12.19                12.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                    10.05                10.83                1033.46
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund                 8.82                 8.27                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                                  5.67                 4.94                 2749.61
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                              6.73                 6.66                11871.02
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                  12.75                12.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                   11.98                13.86                924.97
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                       13.78                16.61                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                          9.79                 9.99                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                         13.07                14.09                336.10
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                             27.85                37.64                6953.05
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                  29.52                42.13                5561.56
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                  27.67                27.42                1012.84
-----------------------------------------------------------------------------------------------------------------------------------

Table 15 - 1.85% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit
     Rider and GMWB Moderate Asset Allocation Model
     Base Contract with Minimum Premium Rider, Five-Year
     Surrender Charge Rider and GMWB
     Moderate Asset Allocation Model
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model

-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period        Units at End of
                                                                         (12/31/06)           (12/31/07)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2007
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                    12.25                9.36                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                    10.57                11.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                            11.40                12.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                             12.39                14.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                     10.78                12.69                3342.99
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                           12.57                16.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                             11.08                14.31                799.08
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                       12.58                14.47                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                   10.91                11.24                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                       12.61                18.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                            11.63                11.36                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                       9.99                 10.74                4620.50
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                              13.14                15.21                544.97
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                        12.03                11.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                              12.04                11.53                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                      9.72                 11.53                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                      11.86                11.02                2658.22
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                  10.89                11.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                          10.37                11.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                        9.93                 0.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                10.72                12.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                        10.73                12.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                     11.42                12.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                   11.76                13.54                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                12.10                12.03                1566.23
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                              11.75                12.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                         11.03                13.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                       10.82                13.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                  10.92                10.99                170.88
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                    11.57                11.94                5751.20
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                        10.18                10.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                       11.88                13.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                 10.36                10.70                1304.88
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                     12.81                14.72                1346.23
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                             11.79                12.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                            12.16                12.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                11.69                11.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                  11.12                9.12                 1172.98
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                             11.23                11.99                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                            10.21                10.15                3113.61
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                   11.34                10.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Growth and Income
     Portfolio                                                           11.86                12.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - International
     Portfolio                                                           14.23                14.63                5616.40
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Mid Cap Value
     Portfolio                                                           11.23                11.09                1484.37
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                      11.18                13.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                      11.43                12.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                        11.34                11.39                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                             10.99                12.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                             10.50                10.36                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                       11.93                14.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                              11.30                11.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                      10.72                10.89                1350.02
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                    10.19                10.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                     9.91                 10.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                    10.14                10.82                8677.93
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                             11.27                11.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                               12.51                12.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                    9.34                 10.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund                 10.70                10.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                                  9.36                 8.15                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                              8.93                 8.84                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                  11.95                11.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                   10.70                12.37                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                       11.74                14.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                          10.22                10.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                         10.26                11.05                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                             15.63                21.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                  14.33                20.45                1007.99
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                  14.40                14.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------


Table 16 - 1.90% Asset Charge
     Base Contract with Bonus Credit Rider and Estate Planning Rider
     Base Contract with Higher Education Rider
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Three Years
     Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB
     Moderate-Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB
     Moderate-Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Moderate-Conservative
     Asset Allocation Model
----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                Accumulation         Accumulation            Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period         Units at End of
                                                                         (12/31/06)           (12/31/07)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2007
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                    13.68                10.44                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                    11.31                12.41                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                            10.33                10.92                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                             16.73                19.80                1737.13
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                     10.74                12.63                3907.11
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                           12.53                16.41                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                             13.52                17.45                 708.66
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                       16.11                18.53                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                   12.58                12.95                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                       13.58                19.43                 25.16
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                            13.14                12.83                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                       9.95                 10.69                 442.87
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                              15.59                18.03                2374.63
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                        12.18                11.79                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                              12.65                12.11                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                      9.47                 11.22                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                      14.83                13.77                2341.07
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                  11.90                12.84                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                          11.13                12.03                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                        9.31                 0.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                11.43                12.91                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                        11.10                12.92                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                     12.16                12.97                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                   15.91                18.31                2554.85
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                14.07                13.98                 128.96
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                              12.16                13.35                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                         11.60                13.98                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                       9.99                 12.42                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                  14.80                14.89                 427.79
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                    12.32                12.72                2828.01
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                        11.51                11.75                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                       18.91                21.40                 22.75
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                 10.20                10.53                2254.96
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                     17.37                19.95                 983.52
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                             12.75                13.19                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                            12.39                12.34                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                12.81                12.97                  4.17
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                  11.66                9.56                  93.13
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                             15.34                16.36                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                            11.30                11.24                1630.54
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                   14.44                13.36                 481.82
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Growth and Income
     Portfolio                                                           13.46                13.66                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - International
     Portfolio                                                           21.98                22.59                 342.88
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Mid Cap Value
     Portfolio                                                           15.93                15.72                3326.81
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                      11.03                13.08                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                      12.03                12.99                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                        10.76                10.79                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                             12.14                13.45                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                             10.54                10.40                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                       12.70                15.23                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                              12.13                12.29                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                      12.73                12.93                 108.70
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                    10.04                10.57                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                     11.05                11.99                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                    10.61                11.32                3849.86
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                             10.36                10.81                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                               12.17                12.01                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                    10.03                10.80                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund                 8.80                 8.24                 1537.84
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                                  5.64                 4.91                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                              6.70                 6.62                 2006.30
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                  12.69                12.59                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                   11.93                13.79                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                       13.74                16.55                3096.18
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                          9.74                 9.93                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                         13.02                14.01                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                             27.72                37.43                 830.31
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                  29.37                41.88                 672.45
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                  27.56                27.28                  0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 17 - 1.95% Asset Charge
     Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge
     Rider - Five Years
     Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Zero Years
     Base Contract with Bonus Credit Rider and GMWB Moderate Asset Allocation Model
     Base Contract with Minimum Premium Rider and GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB
     Moderate Asset Allocation Model
     Base Contract with Five-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                Accumulation         Accumulation            Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period         Units at End of
                                                                         (12/31/06)           (12/31/07)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2007
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                    15.44                11.78                 127.82
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                    13.46                14.77                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                            15.32                16.18                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                             20.23                23.93                2116.31
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                     14.78                17.38                10089.61
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                           17.01                22.28                1462.57
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                             17.75                22.90                2815.49
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                       21.19                24.36                 405.10
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                   13.93                14.34                 99.10
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                       16.70                23.88                3076.49
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                            16.22                15.83                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                       9.94                 10.68                7793.73
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                              18.43                21.31                9938.86
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                        12.16                11.77                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                              12.64                12.09                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                      9.46                 11.21                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                      17.04                15.82                11221.95
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                  13.91                15.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                          14.02                15.14                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                        12.57                0.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                12.72                14.36                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                        13.17                15.31                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                     13.39                14.28                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                   17.35                19.95                2132.99
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                16.92                16.81                2541.43
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                              14.32                15.71                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                         14.20                17.12                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                       13.72                17.03                1484.91
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                  14.02                14.10                3222.54
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                    15.40                15.89                16107.79
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                        11.02                11.25                 941.53
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                       21.28                24.06                 89.26
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                 10.21                10.53                11385.12
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                     20.71                23.77                2363.39
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                             12.73                13.16                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                            12.38                12.32                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                12.80                12.95                 626.32
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                  11.65                9.54                 4917.96
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                             15.31                16.32                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                            10.92                10.85                7610.22
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                   18.89                17.47                 105.33
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Growth and Income
     Portfolio                                                           16.40                16.64                1253.45
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - International
     Portfolio                                                           25.76                26.45                5506.48
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Mid Cap Value
     Portfolio                                                           17.84                17.60                7210.90
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                      15.26                18.09                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                      14.64                15.80                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                        14.91                14.95                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                             15.41                17.06                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                             10.53                10.38                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                       12.69                15.21                1051.80
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                              12.12                12.27                3685.93
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                      12.71                12.90                27828.21
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                    10.02                10.55                 240.87
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                     11.03                11.96                2011.90
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                    10.59                11.30                33486.12
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                             10.35                10.79                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                               12.16                11.99                 16.09
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                    10.02                10.78                 19.41
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund                 8.78                 8.23                 1754.78
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                                  5.15                 4.48                 3962.64
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                              5.90                 5.84                 2750.13
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                  17.47                17.32                 911.67
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                   15.08                17.42                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                       13.72                16.52                1429.27
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                          9.79                 9.98                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                         12.99                13.98                 14.42
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                             33.77                45.57                1132.89
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                  33.53                47.79                3900.17
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                  27.50                27.21                3497.91
-----------------------------------------------------------------------------------------------------------------------------------


Table 18 - 2.05% Asset Charge
     Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge


     Rider - Five Years
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit
     Rider
     Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge
     Rider - Three Years
     Base Contract with Bonus Credit Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Zero Years
     Base Contract with Three-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation
     Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender
     Charge Rider, and GMWB Conservative Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider
     and GMWB Conservative Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period        Units at End of
                                                                         (12/31/06)           (12/31/07)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2007
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                    13.58                10.35                557.10
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                    11.23                12.31                1031.78
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                            10.26                10.82                551.51
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                             16.61                19.63                5887.71
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                     10.66                12.52               35293.20
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                           12.44                16.27                8746.19
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                             13.42                17.30                8786.57
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                       15.99                18.37                3169.34
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                   12.49                12.84                5574.47
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                       13.48                19.26                2994.72
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                            13.04                12.72                3818.53
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                       9.92                 10.64               30959.91
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                              15.47                17.88               24916.15
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                        12.14                11.73                590.45
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                              12.61                12.06                2356.75
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                      9.44                 11.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                      14.72                13.65               37864.85
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                  11.82                12.73                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                          11.05                11.93                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                        9.24                 0.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                11.34                12.80                734.71
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                        11.02                12.81                565.75
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                     12.07                12.85                7702.01
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                   15.80                18.15               36576.30
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                13.97                13.86               27126.17
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                              12.08                13.23                1980.15
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                         11.51                13.86                124.84
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                       9.92                 12.31                1083.85
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                  14.69                14.75                6333.58
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                    12.23                12.60               58954.04
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                        11.43                11.65               22806.41
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                       18.77                21.21                5164.81
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                 10.13                10.44               37604.63
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                     17.25                19.78               21040.16
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                             12.70                13.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                            12.35                12.28                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                12.77                12.91                7307.80
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                  11.63                9.51                11913.72
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                             15.25                16.25                616.60
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                            11.22                11.14               24640.78
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                   14.34                13.25                4584.34
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Growth and Income
     Portfolio                                                           13.36                13.54               16708.95
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - International
     Portfolio                                                           21.82                22.39               19385.49
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Mid Cap Value
     Portfolio                                                           15.81                15.58               17079.04
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                      10.95                12.96                879.71
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                      11.94                12.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                        10.68                10.70                515.07
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                             12.05                13.33                488.30
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                             10.51                10.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                       12.67                15.16                1022.36
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                              12.09                12.24                4001.52
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                      12.66                12.84               10993.37
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                    9.98                 10.50               14975.79
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                     10.99                11.91                9912.52
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                    10.55                11.24               95737.57
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                             10.33                10.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                               12.13                11.95                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                    10.00                10.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund                 8.76                 8.20                 397.44
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                                  5.60                 4.87                 929.28
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                              6.65                 6.57                 519.54
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                  12.60                12.48                884.10
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                   11.84                13.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                       13.69                16.46                676.95
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                          9.68                 9.85                 3299.89
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                         12.94                13.91                301.34
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                             27.53                37.11                4579.23
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                  29.16                41.51               11950.95
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                  27.39                27.07                4999.69
-----------------------------------------------------------------------------------------------------------------------------------

Table 19 - 2.10% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit
     Rider, Five-Year Surrender Charge Rider
     and GMWB Moderate Asset Allocation Model
     Base Contract with Minimum Premium Rider,
     Guaranteed Minimum Death Benefit Rider and GMWB
     Moderate Asset Allocation Model
     Base Contract with Minimum Premium Rider, Zero-Year
     Surrender Charge Rider and GMWB Moderate
     Asset Allocation Model

-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period        Units at End of
                                                                         (12/31/06)           (12/31/07)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2007
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                    12.28                9.35                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                    11.70                12.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                            11.09                11.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                             14.16                16.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                     11.69                13.73                125.67
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                           13.49                17.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                             11.92                15.36                 49.06
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                       13.98                16.05                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                   11.21                11.52                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                       14.25                20.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                            12.06                11.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                       9.91                 10.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                              14.00                16.16                256.86
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                        12.13                11.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                              12.60                12.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                      9.43                 11.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                      12.28                11.39                271.15
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                  11.27                12.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                          10.61                11.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                        9.07                 0.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                10.83                12.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                        10.82                12.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                     11.41                12.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                   12.73                14.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                12.43                12.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                              11.80                12.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                         11.18                13.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                       11.00                13.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                  11.00                11.04                 89.46
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                    11.85                12.21                277.86
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                        10.21                10.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                       13.00                14.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                 10.36                10.67                211.86
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                     13.89                15.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                             12.02                12.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                            12.34                12.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                12.76                12.89                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                  11.62                9.50                  74.09
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                             12.08                12.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                            10.31                10.23                120.67
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                   11.81                10.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Growth and Income
     Portfolio                                                           11.92                12.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - International
     Portfolio                                                           16.31                16.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Mid Cap Value
     Portfolio                                                           12.08                11.90                 98.85
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                      11.70                13.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                      11.91                12.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                        11.78                11.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                             11.78                13.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                             10.50                10.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                       12.65                15.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                              12.08                12.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                      10.97                11.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                    10.07                10.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                     9.96                 10.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                    10.24                10.90                466.27
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                             10.32                10.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                               12.12                11.93                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                    9.99                 10.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund                 9.68                 9.05                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                                  9.31                 8.09                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                              8.57                 8.46                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                  12.33                12.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                   10.52                12.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                       12.48                15.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                          10.14                10.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                         10.00                10.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                             18.60                25.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                  17.63                25.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                  16.02                15.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 20 - 2.15% Asset Charge
     Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge
     Rider - Three Years
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider
     Base Contract with Minimum Premium Rider and Higher Education Rider
     Base Contract with GMWB Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender
     Charge Rider, and GMWB Moderate-Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender
     Charge Rider, and GMWB Conservative Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider
     and GMWB Moderate-Conservative Asset Allocation Model
     Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider
     and Conservative Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period        Units at End of
                                                                         (12/31/06)           (12/31/07)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2007
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                    13.52                10.29                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                    11.17                12.23                132.17
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                            10.21                10.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                             16.53                19.52                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                     10.60                12.45                2956.83
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                           12.38                16.17                598.32
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                             13.36                17.20               10211.72
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                       15.91                18.26                 31.74
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                   12.43                12.76                 4.76
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                       13.42                19.15                3236.42
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                            12.98                12.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                       9.90                 10.61                2760.71
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                              15.40                17.77                3230.32
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                        12.12                11.70                3553.58
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                              12.59                12.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                      9.42                 11.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                      14.65                13.57               11437.98
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                  11.76                12.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                          11.00                11.86                335.72
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                        9.20                 0.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                11.29                12.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                        10.97                12.73                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                     12.01                12.78                1727.61
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                   15.72                18.04               88080.69
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                13.90                13.77                1127.80
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                              12.02                13.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                         11.46                13.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                       9.87                 12.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                  14.62                14.67                211.46
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                    12.17                12.53                4238.87
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                        11.37                11.58                686.88
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                       18.68                21.09               27131.56
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                 10.08                10.37                1990.14
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                     17.16                19.66                8195.99
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                             12.66                13.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                            12.33                12.24                165.94
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                12.75                12.87                479.04
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                  11.60                9.48                 845.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                             15.19                16.17                 67.78
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                            11.17                11.08                2189.70
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                   14.27                13.17                304.93
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Growth and Income
     Portfolio                                                           13.30                13.46                259.92
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - International
     Portfolio                                                           21.71                22.25                2846.82
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Mid Cap Value
     Portfolio                                                           15.74                15.49                1508.38
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                      10.89                12.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                      11.88                12.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                        10.63                10.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                             11.99                13.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                             10.49                10.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                       12.64                15.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                              12.07                12.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                      12.61                12.78                1751.60
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                    9.95                 10.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                     10.95                11.85                3123.40
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                    10.52                11.19               12402.79
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                             10.31                10.73                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                               12.11                11.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                    9.98                 10.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund                 8.74                 8.17                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                                  5.57                 4.84                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                              6.62                 6.53                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                  12.54                12.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                   11.79                13.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                       13.65                16.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                          9.63                 9.79                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                         12.89                13.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                             27.40                36.90               17105.32
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                  29.01                41.27                777.27
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                  27.27                26.93                 86.40
-----------------------------------------------------------------------------------------------------------------------------------

Table 21 - 2.20% Asset Charge
     Base Contract with Minimum Premium Rider and Guaranteed Minimum Premium Rider and Surrender Charge
     Rider - Zero Years
     Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Moderate-Aggressive Asset Allocation
     Model
     Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Moderate-Aggressive
     Asset Allocation Model
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation
     Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period        Units at End of
                                                                         (12/31/06)           (12/31/07)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2007
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                    15.28                11.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                    13.33                14.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                            15.16                15.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                             20.02                23.62                386.60
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                     14.63                17.16                5895.36
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                           16.84                21.99                1264.27
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                             17.57                22.61                967.15
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                       20.97                24.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                   13.79                14.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                       16.53                23.58                1387.64
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                            16.05                15.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                       9.89                 10.60                9464.58
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                              18.24                21.04                235.76
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                        12.10                11.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                              12.58                12.00                 29.34
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                      9.41                 11.12                484.53
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                      16.86                15.62                3052.10
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                  13.77                14.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                          13.87                14.95                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                        12.44                0.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                12.59                14.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                        13.03                15.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                     13.26                14.10                1741.88
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                   17.17                19.70                155.85
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                16.75                16.59                3312.59
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                              14.17                15.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                         14.06                16.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                       13.57                16.82                 98.85
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                  15.20                15.25                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                    15.24                15.68                8562.13
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                        10.91                11.11                 13.81
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                       21.06                23.75                1514.57
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                 10.10                10.40                3878.02
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                     20.32                23.26                2391.21
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                             12.64                13.04                 29.81
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                            12.32                12.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                12.74                12.85                1473.92
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                  11.59                9.47                 2770.90
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                             15.16                16.13                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                            10.81                10.71                4578.78
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                   18.70                17.25                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Growth and Income
     Portfolio                                                           16.23                16.42                915.63
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - International
     Portfolio                                                           25.49                26.11                6440.13
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Mid Cap Value
     Portfolio                                                           17.66                17.37                2284.83
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                      15.11                17.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                      14.49                15.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                        14.76                14.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                             15.25                16.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                             10.48                10.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                       12.63                15.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                              12.06                12.18                273.47
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                      12.59                12.75                2792.11
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                    9.93                 10.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                     10.93                11.82                911.73
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                    10.50                11.16               15112.70
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                             10.30                10.71                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                               12.10                11.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                    9.97                 10.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund                 8.73                 8.15                 318.48
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                                  5.09                 4.42                 822.82
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                              5.84                 5.76                 477.31
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                  17.29                17.10                246.02
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                   14.92                17.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                       13.63                16.37                261.05
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                          9.69                 9.85                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                         12.86                13.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                             33.42                44.99                856.39
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                  33.18                47.18                1180.87
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                  27.22                26.86                 14.33
-----------------------------------------------------------------------------------------------------------------------------------

Table 22 - 2.25% Asset Charge
     Base Contract with Higher Education Rider and Estate Planning Rider
     Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Moderate-Conservative
     Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender
     Charge Rider, and GMWB Moderate-Conservative Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period        Units at End of
                                                                         (12/31/06)           (12/31/07)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2007
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                    13.45                10.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                    11.12                12.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                            10.16                10.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                             16.45                19.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                     10.55                12.37                566.55
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                           12.32                16.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                             13.29                17.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                       15.84                18.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                   12.37                12.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                       13.35                19.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                            12.91                12.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                       9.88                 10.58                307.09
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                              15.32                17.66                558.55
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                        12.09                11.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                              12.56                11.99                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                      9.40                 11.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                      14.58                13.49                610.31
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                  11.71                12.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                          10.95                11.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                        9.16                 0.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                11.23                12.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                        10.91                12.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                     11.95                12.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                   15.64                17.94                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                13.83                13.69                 28.23
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                              11.96                13.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                         11.40                13.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                       9.82                 12.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                  14.55                14.58                236.10
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                    12.11                12.46                680.68
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                        11.31                11.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                       18.59                20.96                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                 10.03                10.31                1709.91
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                     17.08                19.54                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                             12.63                13.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                            12.31                12.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                12.72                12.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                  11.58                9.46                 281.23
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                             15.13                16.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                            11.12                11.01                1166.62
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                   14.20                13.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Growth and Income
     Portfolio                                                           13.23                13.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - International
     Portfolio                                                           21.61                22.12                124.18
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Mid Cap Value
     Portfolio                                                           15.66                15.40                291.50
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                      10.84                12.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                      11.83                12.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                        10.58                10.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                             11.94                13.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                             10.47                10.29                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                       12.62                15.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                              12.05                12.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                      12.57                12.72                 81.96
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                    9.91                 10.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                     10.91                11.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                    10.48                11.14                2068.62
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                             10.29                10.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                               12.08                11.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                    9.96                 10.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund                 8.72                 8.14                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                                  5.55                 4.81                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                              6.59                 6.49                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                  12.49                12.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                   11.73                13.52                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                       13.61                16.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                          9.59                 9.74                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                         12.83                13.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                             27.27                36.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                  28.87                41.03                 16.43
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                  27.16                26.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------


Table 23 - 2.30% Asset Charge
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit
     Rider and Surrender Charge Rider - Five Years
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge
     Rider - Zero Years
     Base Contract with Bonus Credit Rider and GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender
     Charge Rider, and GMWB Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB Moderate-Aggressive
     Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period        Units at End of
                                                                         (12/31/06)           (12/31/07)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2007
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                    13.42                10.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                    11.09                12.12                487.81
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                            10.14                10.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                             16.42                19.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                     10.53                12.34                903.68
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                           12.29                16.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                             13.26                17.04                184.15
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                       15.80                18.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                   12.34                12.65                 30.18
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                       13.32                18.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                            12.88                12.53                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                       9.87                 10.57                 31.61
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                              15.29                17.61                942.84
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                        12.08                11.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                              12.55                11.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                      9.39                 11.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                      14.54                13.45                1015.03
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                  11.68                12.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                          10.92                11.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                        9.13                 0.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                11.20                12.61                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                        10.89                12.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                     11.92                12.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                   15.60                17.89                281.86
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                13.80                13.65                 16.23
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                              11.93                13.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                         11.37                13.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                       9.80                 12.13                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                  14.51                14.54                191.28
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                    12.08                12.42                1209.15
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                        11.29                11.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                       18.55                20.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                 10.00                10.28                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                     17.04                19.48                371.83
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                             12.61                12.99                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                            12.29                12.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                12.71                12.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                  11.57                9.44                 362.67
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                             15.11                16.05                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                            11.09                10.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                   14.17                13.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Growth and Income
     Portfolio                                                           13.20                13.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - International
     Portfolio                                                           21.55                22.06                 27.98
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Mid Cap Value
     Portfolio                                                           15.62                15.35                411.98
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                      10.81                12.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                      11.80                12.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                        10.55                10.54                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                             11.91                13.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                             10.46                10.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                       12.60                15.05                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                              12.03                12.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                      12.54                12.69                 5.83
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                    9.89                 10.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                     10.89                11.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                    10.46                11.11                1610.52
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                             10.28                10.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                               12.07                11.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                    9.95                 10.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund                 8.70                 8.12                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                                  5.53                 4.80                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                              6.57                 6.48                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                  12.46                12.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                   11.71                13.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                       13.60                16.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                          9.56                 9.71                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                         12.81                13.73                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                             27.21                36.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                  28.80                40.91                 3.92
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                  27.10                26.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 24 - 2.35% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender
     Charge Rider, and GMWB Moderate Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB
     Moderate Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/06)           (12/31/07)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2007
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                    12.17                9.25                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                    10.50                11.47                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                            11.33                11.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                             12.31                14.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                     10.70                12.54                 75.01
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                           12.49                16.28                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                             11.01                14.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                       12.49                14.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                   10.84                11.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                       12.52                17.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                            11.55                11.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                       9.93                 10.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                              13.05                15.03                110.26
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                        11.95                11.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                              11.96                11.39                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                      9.66                 11.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                      11.78                10.89                136.84
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                  10.81                11.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                          10.30                11.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                        9.87                 0.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                10.65                11.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                        10.65                12.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                     11.34                12.05                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                   11.68                13.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                12.02                11.89                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                              11.67                12.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                         10.96                13.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                       10.74                13.29                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                  10.85                10.86                 56.36
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                    11.49                11.80                103.65
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                        10.11                10.28                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                       11.80                13.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                 10.29                10.58                276.31
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                     12.72                14.54                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                             11.71                12.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                            12.08                11.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                11.62                11.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                  11.05                9.01                  50.31
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                             11.15                11.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                            10.14                10.03                197.67
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                   11.26                10.37                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Growth and Income
     Portfolio                                                           11.78                11.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - International
     Portfolio                                                           14.13                14.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Mid Cap Value
     Portfolio                                                           11.16                10.96                 69.39
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                      11.11                13.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                      11.35                12.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                        11.27                11.25                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                             10.92                12.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                             10.43                10.24                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                       11.85                14.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                              11.22                11.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                      10.64                10.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                    10.13                10.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                     9.85                 10.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                    10.07                10.69                305.83
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                             11.19                11.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                               12.42                12.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                    9.28                 9.95                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund                 10.63                9.91                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                                  9.30                 8.05                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                              8.87                 8.74                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                  11.87                11.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                   10.63                12.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                       11.66                13.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                          10.15                10.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                         10.19                10.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                             15.52                20.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                  14.24                20.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                  14.31                14.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 25 - 2.40% Asset Charge
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit
     Rider and Surrender Charge Rider - Three Years
     Base Contract with Bonus Credit Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Higher Education Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and
     GMWB Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider and GMWB Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender
     Charge Rider, and GMWB Moderate-Conservative Asset Allocation Model
     Base Contract with Five-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/06)           (12/31/07)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2007
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                    13.35                10.14                 97.23
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                    11.04                12.05                717.07
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                            10.09                10.61                1923.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                             16.34                19.24                906.43
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                     10.47                12.26               10292.46
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                           12.23                15.94                547.74
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                             13.19                16.94                2472.02
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                       15.72                17.99                614.47
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                   12.28                12.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                       13.25                18.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                            12.82                12.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                       9.85                 10.53                5270.11
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                              15.21                17.51                3899.58
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                        12.06                11.61                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                              12.53                11.93                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                      9.37                 11.06                 69.05
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                      14.47                13.37                9237.07
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                  11.63                12.48                216.91
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                          10.87                11.69                359.91
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                        9.09                 0.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                11.15                12.54                718.04
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                        10.83                12.54                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                     11.86                12.59               10668.83
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                   15.53                17.78                2023.36
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                13.73                13.57                4480.56
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                              11.87                12.96                497.71
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                         11.32                13.58                1016.18
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                       9.75                 12.05                2256.96
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                  14.44                14.45                1816.48
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                    12.02                12.35               12688.51
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                        11.23                11.41                415.21
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                       18.45                20.78                2345.92
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                 9.95                 10.22                2350.27
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                     16.95                19.37                5976.27
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                             12.58                12.95                3056.92
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                            12.27                12.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                12.68                12.77                1491.54
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                  11.55                9.41                 3130.44
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                             15.05                15.98                1291.31
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                            11.04                10.92                2255.45
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                   14.10                12.99                1391.66
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Growth and Income
     Portfolio                                                           13.13                13.26                278.46
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - nternational
     Portfolio                                                           21.45                21.93                6804.35
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Mid Cap Value
     Portfolio                                                           15.55                15.26                3113.55
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                      10.76                12.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                      11.74                12.61                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                        10.50                10.48                398.36
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                             11.85                13.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                             10.44                10.24                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                       12.58                15.00                604.20
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                              12.01                12.11                534.15
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                      12.50                12.63                4370.76
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                    9.86                 10.33                1597.24
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                     10.85                11.71                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                    10.42                11.06               16485.09
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                             10.26                10.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                               12.05                11.83                182.98
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                    9.93                 10.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund                 8.68                 8.09                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                                  5.51                 4.77                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                              6.54                 6.44                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                  12.40                12.24                5959.27
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                   11.65                13.40                5226.85
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                       13.56                16.25                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                          9.52                 9.65                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                         12.75                13.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                             27.08                36.38                270.26
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                  28.66                40.66                1671.98
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                  26.99                26.58                 92.10
-----------------------------------------------------------------------------------------------------------------------------------

Table 26 - 2.45% Asset Charge
     Base Contract with Bonus Credit Rider, Guaranteed
     Minimum Death Benefit Rider and
     Moderate Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit
     Rider, Five-Year Surrender Charge Rider and
     GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider,
     Guaranteed Minimum Death Benefit Rider and
     GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider,
     Guaranteed Minimum Death Benefit Rider,
     Three-Year Surrender Charge Rider, and GMWB
     Moderate Asset Allocation Model
     Base Contract with Minimum Premium Rider, Zero-Year
     Surrender Charge Rider and GMWB
     Moderate-Aggressive Asset Allocation Model

-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/06)           (12/31/07)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2007
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                    12.19                9.25                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                    11.62                12.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                            11.01                11.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                             14.05                16.54                 78.38
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                     11.60                13.58                7218.15
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                           13.39                17.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                             11.83                15.19                2528.45
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                       13.88                15.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                   11.13                11.39                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                       14.15                20.13                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                            11.98                11.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                       9.84                 10.52                4964.74
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                              13.90                15.99                7450.58
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                        12.04                11.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                              12.51                11.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                      9.36                 11.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                      12.19                11.26                9296.67
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                  11.19                12.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                          10.53                11.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                        9.01                 0.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                10.75                12.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                        10.74                12.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                     11.32                12.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                   12.64                14.46                 42.93
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                12.34                12.19                2389.11
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                              11.71                12.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                         11.10                13.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                       10.92                13.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                  10.92                10.92                2381.23
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                    11.77                12.07               13209.34
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                        10.14                10.29                760.50
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                       12.91                14.53                 41.45
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                 10.28                10.56                6451.42
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                     13.79                15.75                1574.12
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                             11.93                12.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                            12.26                12.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                12.67                12.75                938.24
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                  11.54                9.40                 3140.37
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                             11.99                12.73                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                            10.24                10.12                6324.17
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                   11.72                10.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Growth and Income
     Portfolio                                                           11.83                11.94                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - International
     Portfolio                                                           16.19                16.54                5233.37
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Mid Cap Value
     Portfolio                                                           11.99                11.77                3414.13
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                      11.61                13.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                      11.83                12.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                        11.69                11.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                             11.69                12.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                             10.43                10.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                       12.57                14.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                              12.00                12.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                      10.89                11.00                1543.84
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                    10.00                10.47                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                     9.89                 10.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                    10.16                10.78               22490.74
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                             10.25                10.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                               12.04                11.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                    9.92                 10.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund                 9.61                 8.95                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                                  9.24                 8.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                              8.51                 8.37                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                  12.24                12.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                   10.44                12.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                       12.39                14.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                          10.07                10.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                         9.93                 10.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                             18.47                24.79                 50.33
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                  17.50                24.82                1190.71
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                  15.90                15.65                 35.77
-----------------------------------------------------------------------------------------------------------------------------------

Table 27 - 2.50% Asset Charge
     Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
     Base Contract with Bonus Credit Rider and Higher Education Rider
     Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and
     GMWB Moderate-Conservative Asset Allocation Model
     Base Contract with Three-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/06)           (12/31/07)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2007
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                    13.29                10.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                    10.98                11.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                            10.05                10.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                             16.26                19.13                139.54
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                     10.42                12.19                 94.22
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                           12.17                15.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                             13.13                16.84                186.04
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                       15.64                17.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                   12.22                12.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                       13.19                18.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                            12.76                12.39                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                       9.83                 10.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                              15.14                17.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                        12.03                11.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                              12.50                11.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                      9.35                 11.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                      14.40                13.29                 38.48
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                  11.57                12.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                          10.82                11.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                        9.05                 0.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                11.09                12.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                        10.78                12.47                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                     11.80                12.52                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                   15.45                17.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                13.66                13.49                 69.46
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                              11.81                12.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                         11.26                13.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                       9.70                 11.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                  14.37                14.37                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                    11.97                12.27                346.52
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                        11.18                11.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                       18.36                20.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                 9.90                 10.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                     16.87                19.26                 53.42
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                             12.54                12.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                            12.25                12.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                12.66                12.74                 66.60
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                  11.52                9.39                  66.48
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                             14.99                15.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                            10.99                10.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                   14.04                12.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Growth and Income
     Portfolio                                                           13.07                13.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - International
     Portfolio                                                           21.34                21.80                 84.99
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Mid Cap Value
     Portfolio                                                           15.47                15.17                152.45
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                      10.71                12.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                      11.68                12.53                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                        10.45                10.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                             11.79                12.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                             10.42                10.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                       12.55                14.96                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                              11.99                12.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                      12.45                12.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                    9.82                 10.28                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                     10.81                11.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                    10.38                11.01                 47.59
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                             10.24                10.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                               12.02                11.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                    9.91                 10.61                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund                 8.66                 8.06                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                                  5.48                 4.74                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                              6.51                 6.40                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                  12.34                12.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                   11.60                13.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                       13.52                16.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                          9.48                 9.60                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                         12.70                13.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                             26.96                36.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                  28.52                40.42                 81.41
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                  26.88                26.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------


Table 28 - 2.55% Asset Charge
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit
     Rider and Surrender Charge Rider - Zero Years
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/06)           (12/31/07)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2007
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                    15.06                11.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                    13.13                14.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                            14.94                15.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                             19.73                23.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                     14.42                16.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                           16.60                21.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                             17.31                22.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                       20.66                23.61                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                   13.59                13.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                       16.29                23.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                            15.82                15.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                       9.82                 10.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                              17.97                20.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                        12.02                11.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                              12.49                11.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                      9.34                 11.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                      16.62                15.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                  13.57                14.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                          13.67                14.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                        12.26                0.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                12.40                13.93                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                        12.84                14.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                     13.06                13.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                   16.92                19.34                 59.02
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                16.51                16.29                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                              13.97                15.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                         13.85                16.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                       13.38                16.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                  14.98                14.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                    15.02                15.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                        10.75                10.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                       20.75                23.33                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                 9.96                 10.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                     20.23                23.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                             12.53                12.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                            12.23                12.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                12.65                12.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                  11.51                9.37                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                             14.96                15.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                            10.65                10.52                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                   18.43                16.94                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Growth and Income
     Portfolio                                                           16.00                16.13                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - International
     Portfolio                                                           25.12                25.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Mid Cap Value
     Portfolio                                                           17.40                17.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                      14.89                17.54                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                      14.28                15.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                        14.54                14.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                             15.03                16.54                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                             10.41                10.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                       12.54                14.94                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                              11.97                12.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                      12.43                12.54                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                    9.80                 10.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                     10.79                11.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                    10.36                10.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                             10.23                10.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                               12.01                11.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                    9.90                 10.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund                 8.65                 8.05                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                                  5.02                 4.34                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                              5.76                 5.66                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                  17.04                16.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                   14.71                16.89                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                       13.51                16.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                          9.55                 9.67                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                         12.67                13.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                             32.94                44.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                  32.70                46.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                  26.82                26.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 29 - 2.60% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender
     Charge Rider, and GMWB Moderate Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/06)           (12/31/07)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2007
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                    12.13                9.19                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                    10.46                11.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                            11.29                11.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                             12.27                14.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                     10.67                12.47                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                           12.44                16.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                             10.97                14.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                       12.45                14.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                   10.80                11.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                       12.48                17.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                            11.51                11.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                       9.89                 10.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                              13.01                14.94                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                        11.91                11.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                              11.92                11.33                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                      9.63                 11.33                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                      11.74                10.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                  10.78                11.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                          10.26                11.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                        9.83                 0.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                10.62                11.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                        10.62                12.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                     11.31                11.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                   11.64                13.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                11.98                11.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                              11.63                12.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                         10.92                13.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                       10.71                13.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                  10.81                10.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                    11.45                11.73                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                        10.08                10.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                       11.76                13.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                 10.26                10.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                     12.68                14.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                             11.67                11.99                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                            12.04                11.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                11.58                11.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                  11.01                8.96                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                             11.12                11.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                            10.10                9.97                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                   11.22                10.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Growth and Income
     Portfolio                                                           11.74                11.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - International
     Portfolio                                                           14.09                14.37                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Mid Cap Value
     Portfolio                                                           11.12                10.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                      11.07                13.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                      11.32                12.13                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                        11.23                11.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                             10.88                11.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                             10.40                10.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                       11.81                14.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                              11.18                11.25                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                      10.61                10.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                    10.09                10.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                     9.81                 10.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                    10.04                10.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                             11.15                11.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                               12.38                12.13                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                    9.25                 9.89                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund                 10.59                9.85                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                                  9.26                 8.01                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                              8.84                 8.69                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                  11.83                11.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                   10.59                12.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                       11.62                13.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                          10.12                10.24                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                         10.15                10.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                             15.47                20.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                  14.19                20.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                  14.26                14.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 30 - 2.65% Asset Charge
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider and Guaranteed
     Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death Benefit
     Rider
     Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Aggressive Asset
     Allocation Model
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/06)           (12/31/07)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2007
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                    13.19                9.99                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                    10.90                11.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                            9.98                 10.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                             16.15                18.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                     10.35                12.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                           12.08                15.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                             13.03                16.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                       15.53                17.73                 23.67
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                   12.13                12.39                 79.94
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                       13.09                18.59                247.61
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                            12.66                12.28                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                       9.80                 10.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                              15.03                17.25                 39.66
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                        12.00                11.52                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                              12.46                11.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                      9.33                 10.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                      14.29                13.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                  11.49                12.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                          10.75                11.53                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                        8.99                 0.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                11.01                12.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                        10.70                12.36                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                     11.72                12.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                   15.34                17.52                269.16
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                13.56                13.37                 73.90
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                              11.72                12.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                         11.18                13.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                       9.63                 11.88                107.18
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                  14.26                14.24                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                    11.88                12.16                 52.74
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                        11.09                11.24                291.83
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                       18.23                20.47                 24.13
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                 9.83                 10.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                     16.75                19.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                             12.49                12.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                            12.21                12.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                12.62                12.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                  11.49                9.34                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                             14.91                15.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                            10.91                10.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                   13.94                12.80                 27.70
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Growth and Income
     Portfolio                                                           12.97                13.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - International
     Portfolio                                                           21.19                21.61                 24.07
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Mid Cap Value
     Portfolio                                                           15.36                15.04                 29.40
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                      10.63                12.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                      11.60                12.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                        10.37                10.33                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                             11.70                12.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                             10.39                10.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                       12.52                14.89                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                              11.95                12.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                      12.38                12.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                    9.77                 10.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                     10.75                11.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                    10.32                10.93                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                             10.21                10.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                               11.99                11.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                    9.88                 10.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund                 8.62                 8.02                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                                  5.44                 4.70                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                              6.47                 6.35                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                  12.26                12.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                   11.52                13.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                       13.47                16.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                          9.41                 9.52                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                         12.62                13.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                             26.77                35.87                143.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                  28.31                40.07                 61.10
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                  26.71                26.24                 0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 31 - 2.70% Asset Charge
     Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and
     GMWB Moderate Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender
     Charge Rider, and GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB
     Moderate-Aggressive Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/06)           (12/31/07)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2007
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                    12.11                9.17                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                    10.45                11.37                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                            11.27                11.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                             12.25                14.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                     10.65                12.44                441.42
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                           12.43                16.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                             10.95                14.03                116.52
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                       12.43                14.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                   10.78                11.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                       12.46                17.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                            11.49                11.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                       9.88                 10.53                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                              12.99                14.91                569.76
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                        11.89                11.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                              11.90                11.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                      9.61                 11.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                      11.72                10.80                598.05
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                  10.76                11.52                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                          10.25                10.99                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                        9.82                 0.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                10.60                11.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                        10.60                12.24                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                     11.29                11.95                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                   11.63                13.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                11.96                11.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                              11.62                12.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                         10.91                13.05                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                       10.69                13.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                  10.79                10.77                122.05
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                    11.43                11.70                572.31
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                        10.06                10.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                       11.75                13.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                 10.24                10.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                     12.66                14.42                241.88
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                             11.66                11.96                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                            12.02                11.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                11.56                11.61                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                  10.99                8.93                 155.26
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                             11.10                11.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                            10.09                9.95                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                   11.21                10.29                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Growth and Income
     Portfolio                                                           11.73                11.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - International
     Portfolio                                                           14.07                14.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Mid Cap Value
     Portfolio                                                           11.11                10.87                230.66
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                      11.05                13.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                      11.30                12.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                        11.21                11.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                             10.86                11.94                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                             10.38                10.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                       11.79                14.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                              11.17                11.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                      10.59                10.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                    10.08                10.53                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                     9.80                 10.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                    10.02                10.61                799.07
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                             11.14                11.53                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                               12.36                12.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                    9.23                 9.86                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund                 10.58                9.83                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                                  9.25                 7.99                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                              8.83                 8.67                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                  11.81                11.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                   10.58                12.13                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                       11.61                13.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                          10.10                10.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                         10.14                10.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                             15.45                20.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                  14.17                20.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                  14.24                13.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------


Table 32 - 2.75% Asset Charge
     Base Contract with Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider
     Base Contract with Bonus Credit Rider and GMWB Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB Aggressive Asset
     Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at        Unit Value at        Accumulation
                                                                      Beginning of         End of Period        Units at End of
                                                                      (12/31/06)           (12/31/07)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2007
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                    13.12                9.93                  28.13
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                    10.85                11.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                            9.93                 10.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                             16.08                18.87                 36.75
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                     10.30                12.01                 64.03
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                           12.02                15.61                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                             12.97                16.60                 40.29
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                       15.45                17.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                   12.07                12.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                       13.03                18.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                            12.60                12.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                       9.79                 10.42                119.15
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                              14.95                17.15                 53.33
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                        11.97                11.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                              12.44                11.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                      9.31                 10.94                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                      14.22                13.10                 62.02
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                  11.44                12.24                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                          10.70                11.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                        8.94                 0.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                10.96                12.28                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                        10.65                12.29                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                     11.66                12.33                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                   15.26                17.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                13.49                13.29                 49.64
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                              11.67                12.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                         11.12                13.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                       9.58                 11.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                  14.19                14.16                 9.15
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                    11.82                12.09                132.97
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                        11.04                11.18                 58.51
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                       18.14                20.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                 9.78                 10.01                121.68
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                     16.66                18.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                             12.46                12.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                            12.18                12.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                12.60                12.64                 42.29
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                  11.47                9.32                  28.45
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                             14.85                15.71                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                            10.86                10.71                 85.45
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                   13.88                12.73                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Growth and Income
     Portfolio                                                           12.91                12.99                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - International
     Portfolio                                                           21.08                21.48                 73.17
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Mid Cap Value
     Portfolio                                                           15.28                14.95                 13.42
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                      10.58                12.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                      11.54                12.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                        10.32                10.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                             11.65                12.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                             10.37                10.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                       12.49                14.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                              11.93                11.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                      12.34                12.42                 42.09
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                    9.73                 10.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                     10.71                11.52                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                    10.29                10.88                319.19
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                             10.19                10.54                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                               11.96                11.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                    9.86                 10.53                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund                 8.60                 7.99                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                                  5.42                 4.68                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                              6.44                 6.31                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                  12.20                12.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                   11.46                13.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                       13.43                16.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                          9.37                 9.47                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                         12.57                13.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                             26.64                35.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                  28.17                39.83                 10.49
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                  26.60                26.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 33 - 2.80% Asset Charge
     Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Moderate-Aggressive Asset
     Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender
     Charge Rider, and GMWB Moderate-Aggressive Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/06)           (12/31/07)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2007
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                    12.10                9.15                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                    11.53                12.54                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                            10.93                11.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                             13.95                16.36                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                     11.52                13.43                3964.59
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                           13.29                17.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                             11.75                15.03                1001.92
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                       13.78                15.71                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                   11.05                11.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                       14.05                19.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                            11.89                11.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                       9.78                 10.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                              13.80                15.82                5174.61
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                        11.96                11.47                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                              12.43                11.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                      9.30                 10.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                      12.10                11.14                6194.25
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                  11.11                11.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                          10.45                11.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                        8.94                 0.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                10.68                11.95                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                        10.66                12.29                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                     11.24                11.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                   12.55                14.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                12.25                12.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                              11.63                12.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                         11.02                13.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                       10.84                13.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                  10.84                10.81                1313.95
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                    11.68                11.94                5771.26
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                        10.06                10.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                       12.82                14.37                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                 10.21                10.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                     13.69                15.58                2177.40
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                             11.84                12.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                            12.17                12.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                12.58                12.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                  11.46                9.30                 1813.81
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                             11.91                12.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                            10.16                10.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                   11.63                10.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Growth and Income
     Portfolio                                                           11.74                11.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - International
     Portfolio                                                           16.07                16.37                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Mid Cap Value
     Portfolio                                                           11.90                11.64                2302.72
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                      11.53                13.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                      11.74                12.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                        11.61                11.54                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                             11.61                12.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                             10.36                10.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                       12.48                14.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                              11.91                11.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                      10.81                10.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                    9.93                 10.36                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                     9.82                 10.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                    10.09                10.67                8419.72
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                             10.18                10.52                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                               11.95                11.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                    9.85                 10.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund                 9.54                 8.85                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                                  9.18                 7.91                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                              8.44                 8.28                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                  12.15                11.95                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                   10.37                11.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                       12.30                14.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                          10.00                10.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                         9.86                 10.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                             18.33                24.53                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                  17.37                24.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                  15.79                15.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------


Table 34 - 2.85% Asset Charge
     Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/06)           (12/31/07)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2007
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                    13.06                9.87                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                    10.80                11.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                            9.88                 10.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                             16.00                18.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                     10.25                11.94                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                           11.96                15.52                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                             12.91                16.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                       15.38                17.52                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                   12.01                12.24                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                       12.96                18.37                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                            12.54                12.13                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                       9.77                 10.39                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                              14.88                17.05                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                        11.95                11.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                              12.41                11.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                      9.29                 10.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                      14.15                13.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                  11.39                12.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                          10.65                11.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                        8.90                 0.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                10.91                12.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                        10.60                12.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                     11.60                12.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                   15.19                17.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                13.43                13.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                              11.61                12.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                         11.07                13.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                       9.54                 11.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                  14.12                14.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                    11.76                12.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                        10.99                11.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                       18.05                20.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                 9.74                 9.95                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                     16.58                18.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                             12.43                12.73                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                            12.16                11.99                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                12.57                12.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                  11.44                9.29                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                             14.80                15.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                            10.81                10.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                   13.81                12.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Growth and Income
     Portfolio                                                           12.85                12.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - International
     Portfolio                                                           20.98                21.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Mid Cap Value
     Portfolio                                                           15.21                14.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                      10.52                12.36                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                      11.48                12.28                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                        10.27                10.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                             11.59                12.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                             10.35                10.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                       12.47                14.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                              11.90                11.95                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                      12.29                12.36                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                    9.69                 10.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                     10.67                11.47                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                    10.25                10.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                             10.17                10.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                               11.94                11.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                    9.84                 10.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund                 8.58                 7.96                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                                  5.39                 4.65                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                              6.41                 6.28                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                  12.14                11.93                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                   11.41                13.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                       13.40                15.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                          9.32                 9.41                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                         12.52                13.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                             26.52                35.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                  28.03                39.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                  26.49                25.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 35 - 2.90% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB
     Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB Aggressive
     Asset Allocation Model
     Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Aggressive Asset
     Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/06)           (12/31/07)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2007
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                    12.08                9.13                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                    10.42                11.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                            11.24                11.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                             12.22                14.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                     10.62                12.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                           12.39                16.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                             10.92                13.96                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                       12.40                14.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                   10.76                10.96                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                       12.43                17.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                            11.46                11.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                       9.85                 10.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                              12.96                14.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                        11.86                11.37                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                              11.87                11.25                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                      9.59                 11.25                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                      11.69                10.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                  10.73                11.47                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                          10.22                10.94                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                        9.79                 0.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                10.57                11.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                        10.58                12.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                     11.26                11.89                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                   11.59                13.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                11.93                11.73                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                              11.58                12.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                         10.88                12.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                       10.66                13.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                  10.77                10.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                    11.40                11.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                        10.04                10.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                       11.72                13.13                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                 10.22                10.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                     12.63                14.36                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                             11.63                11.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                            11.99                11.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                11.53                11.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                  10.96                8.89                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                             11.07                11.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                            10.06                9.90                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                   11.18                10.24                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Growth and Income
     Portfolio                                                           11.69                11.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - International
     Portfolio                                                           14.03                14.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Mid Cap Value
     Portfolio                                                           11.08                10.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                      11.02                12.94                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                      11.27                12.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                        11.18                11.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                             10.83                11.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                             10.35                10.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                       11.76                13.96                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                              11.14                11.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                      10.56                10.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                    10.05                10.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                     9.77                 10.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                    9.99                 10.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                             11.11                11.47                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                               12.33                12.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                    9.21                 9.82                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund                 10.55                9.78                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                                  9.23                 7.95                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                              8.81                 8.63                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                  11.78                11.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                   10.55                12.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                       11.58                13.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                          10.08                10.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                         10.11                10.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                             15.41                20.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                  14.13                19.95                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                  14.20                13.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 36 - 2.95% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender
     Charge Rider, and GMWB Moderate-Aggressive Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/06)           (12/31/07)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2007
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                    12.07                9.12                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                    10.41                11.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                            11.24                11.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                             12.21                14.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                     10.62                12.36                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                           12.39                16.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                             10.92                13.94                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                       12.39                14.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                   10.75                10.95                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                       12.42                17.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                            11.45                11.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                       9.85                 10.47                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                              12.95                14.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                        11.85                11.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                              11.86                11.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                      9.58                 11.24                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                      11.68                10.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                  10.73                11.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                          10.22                10.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                        9.79                 0.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                10.57                11.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                        10.57                12.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                     11.25                11.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                   11.59                13.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                11.92                11.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                              11.58                12.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                         10.87                12.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                       10.66                13.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                  10.76                10.71                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                    11.40                11.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                        10.03                10.13                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                       11.71                13.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                 10.21                10.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                     12.62                14.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                             11.62                11.89                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                            11.98                11.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                11.52                11.54                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                  10.96                8.88                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                             11.07                11.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                            10.06                9.89                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                   11.17                10.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Growth and Income
     Portfolio                                                           11.69                11.73                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - International
     Portfolio                                                           14.02                14.25                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Mid Cap Value
     Portfolio                                                           11.07                10.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                      11.02                12.93                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                      11.26                12.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                        11.18                11.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                             10.83                11.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                             10.35                10.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                       11.75                13.94                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                              11.13                11.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                      10.56                10.61                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                    10.04                10.47                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                     9.77                 10.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                    9.99                 10.54                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                             11.10                11.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                               12.32                12.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                    9.20                 9.81                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund                 10.54                9.77                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                                  9.22                 7.94                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                              8.80                 8.62                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                  11.77                11.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                   10.54                12.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                       11.57                13.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                          10.07                10.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                         10.11                10.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                             15.40                20.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                  14.12                19.93                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                  14.19                13.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 37 - 3.00% Asset Charge
     Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider and Guaranteed
     Minimum Death Benefit Rider
     Base Contract with Bonus Credit Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/06)           (12/31/07)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2007
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                    12.96                9.78                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                    10.72                11.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                            9.81                 10.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                             15.89                18.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                     10.17                11.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                           11.87                15.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                             12.81                16.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                       15.26                17.36                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                   11.92                12.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                       12.87                18.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                            12.45                12.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                       9.74                 10.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                              14.77                16.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                        11.91                11.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                              12.38                11.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                      9.26                 10.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                      14.05                12.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                  11.31                12.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                          10.57                11.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                        8.84                 0.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                10.83                12.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                        10.52                12.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                     11.52                12.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                   15.08                17.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                13.33                13.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                              11.53                12.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                         10.99                13.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                       9.47                 11.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                  14.02                13.95                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                    11.68                11.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                        10.90                11.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                       17.92                20.05                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                 9.66                 9.87                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                     16.46                18.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                             12.38                12.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                            12.12                11.94                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                12.53                12.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                  11.41                9.25                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                             14.71                15.52                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                            10.74                10.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                   13.72                12.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Growth and Income
     Portfolio                                                           12.75                12.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - International
     Portfolio                                                           20.83                21.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Mid Cap Value
     Portfolio                                                           15.09                14.73                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                      10.45                12.25                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                      11.40                12.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                        10.19                10.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                             11.50                12.61                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                             10.32                10.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                       12.43                14.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                              11.87                11.89                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                      12.23                12.28                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                    9.64                 10.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                     10.61                11.39                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                    10.19                10.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                             10.14                10.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                               11.90                11.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                    9.81                 10.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund                 8.54                 7.92                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                                  5.36                 4.61                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                              6.36                 6.22                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                  12.06                11.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                   11.33                12.95                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                       13.35                15.89                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                          9.26                 9.33                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                         12.44                13.24                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                             26.33                35.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                  27.83                39.25                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                  26.33                25.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 38 - 3.05% Asset Charge
     Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and
     GMWB Moderate-Aggressive Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/06)           (12/31/07)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2007
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                    12.06                9.09                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                    10.40                11.28                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                            11.22                11.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                             12.19                14.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                     10.60                12.33                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                           12.37                16.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                             10.90                13.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                       12.37                14.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                   10.73                10.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                       12.40                17.54                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                            11.44                11.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                       9.83                 10.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                              12.93                14.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                        11.84                11.33                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                              11.84                11.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                      9.57                 11.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                      11.67                10.71                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                  10.71                11.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                          10.20                10.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                        9.77                 0.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                10.55                11.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                        10.55                12.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                     11.24                11.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                   11.57                13.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                11.91                11.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                              11.56                12.54                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                         10.86                12.94                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                       10.64                13.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                  10.74                10.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                    11.38                11.61                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                        10.02                10.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                       11.69                13.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                 10.20                10.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                     12.60                14.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                             11.60                11.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                            11.97                11.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                11.51                11.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                  10.94                8.86                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                             11.05                11.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                            10.04                9.87                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                   11.15                10.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Growth and Income
     Portfolio                                                           11.67                11.71                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - International
     Portfolio                                                           14.00                14.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Mid Cap Value
     Portfolio                                                           11.05                10.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                      11.00                12.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                      11.25                12.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                        11.16                11.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                             10.81                11.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                             10.33                10.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                       11.74                13.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                              11.11                11.13                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                      10.54                10.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                    10.03                10.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                     9.75                 10.47                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                    9.97                 10.52                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                             11.09                11.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                               12.30                12.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                    9.19                 9.78                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund                 10.53                9.75                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                                  9.21                 7.92                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                              8.79                 8.60                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                  11.76                11.53                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                   10.53                12.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                       11.55                13.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                          10.06                10.13                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                         10.09                10.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                             15.38                20.52                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                  14.10                19.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                  14.17                13.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 39 - 3.10% Asset Charge
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate
     Planning Rider
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/06)           (12/31/07)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2007
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                    12.90                9.73                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                    10.67                11.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                            9.77                 10.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                             15.82                18.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                     10.12                11.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                           11.81                15.29                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                             12.75                16.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                       15.19                17.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                   11.86                12.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                       12.81                18.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                            12.39                11.95                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                       9.72                 10.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                              14.70                16.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                        11.89                11.37                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                              12.35                11.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                      9.24                 10.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                      13.98                12.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                  11.25                12.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                          10.52                11.24                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                        8.80                 0.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                10.77                12.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                        10.47                12.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                     11.46                12.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                   15.00                17.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                13.26                13.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                              11.47                12.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                         10.93                13.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                       9.42                 11.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                  13.95                13.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                    11.62                11.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                        10.85                10.95                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                       17.83                19.93                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                 9.62                 9.81                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                     16.38                18.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                             12.35                12.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                            12.10                11.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                12.51                12.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                  11.39                9.22                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                             14.66                15.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                            10.69                10.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                   13.65                12.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Growth and Income
     Portfolio                                                           12.69                12.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - International
     Portfolio                                                           20.72                21.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Mid Cap Value
     Portfolio                                                           15.02                14.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                      10.40                12.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                      11.34                12.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                        10.15                10.05                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                             11.45                12.53                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                             10.30                10.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                       12.40                14.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                              11.84                11.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                      12.18                12.22                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                    9.61                 10.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                     10.57                11.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                    10.16                10.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                             10.12                10.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                               11.88                11.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                    9.79                 10.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund                 8.52                 7.89                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                                  5.33                 4.58                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                              6.33                 6.19                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                  12.00                11.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                   11.28                12.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                       13.31                15.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                          9.21                 9.28                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                         12.39                13.17                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                             26.21                34.96                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                  27.69                39.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                  26.22                25.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 40 - 3.15% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender
     Charge Rider, and GMWB Aggressive Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB
     Aggressive Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/06)           (12/31/07)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2007
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                    12.04                9.07                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                    10.38                11.25                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                            11.21                11.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                             12.17                14.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                     10.59                12.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                           12.35                15.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                             10.89                13.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                       12.36                14.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                   10.72                10.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                       12.39                17.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                            11.42                11.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                       9.82                 10.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                              12.91                14.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                        11.82                11.30                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                              11.83                11.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                      9.55                 11.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                      11.65                10.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                  10.70                11.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                          10.19                10.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                        9.76                 0.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                10.54                11.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                        10.54                12.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                     11.22                11.82                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                   11.56                13.13                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                11.89                11.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                              11.55                12.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                         10.84                12.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                       10.63                13.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                  10.73                10.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                    11.37                11.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                        10.00                10.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                       11.68                13.05                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                 10.18                10.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                     12.59                14.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                             11.59                11.84                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                            11.95                11.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                11.49                11.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                  10.93                8.84                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                             11.04                11.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                            10.03                9.85                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                   11.14                10.18                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Growth and Income
     Portfolio                                                           11.65                11.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - International
     Portfolio                                                           13.98                14.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Mid Cap Value
     Portfolio                                                           11.04                10.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                      10.99                12.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                      11.23                11.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                        11.15                11.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                             10.80                11.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                             10.32                10.05                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                       11.72                13.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                              11.10                11.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                      10.53                10.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                    10.02                10.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                     9.74                 10.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                    9.96                 10.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                             11.07                11.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                               12.29                11.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                    9.18                 9.76                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund                 10.51                9.72                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                                  9.20                 7.90                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                              8.78                 8.58                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                  11.74                11.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                   10.51                12.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                       11.54                13.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                          10.04                10.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                         10.08                10.71                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                             15.36                20.48                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                  14.08                19.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                  14.15                13.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 41 - 3.25% Asset Charge
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Guaranteed
     Minimum Death Benefit Rider
     Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Aggressive Asset Allocation
     Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender
     Charge Rider, and GMWB Aggressive Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/06)           (12/31/07)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2007
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                    12.81                9.64                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                    10.59                11.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                            9.70                 10.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                             15.70                18.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                     10.05                11.66                4035.47
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                           11.73                15.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                             12.65                16.11                1337.37
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                       15.08                17.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                   11.77                11.96                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                       12.71                17.94                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                            12.30                11.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                       9.69                 10.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                              14.59                16.65                3284.15
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                        11.85                11.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                              12.32                11.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                      9.21                 10.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                      13.88                12.72                4007.96
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                  11.18                11.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                          10.45                11.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                        8.74                 0.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                10.69                11.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                        10.39                11.93                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                     11.38                11.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                   14.89                16.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                13.17                12.91                358.59
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                              11.38                12.33                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                         10.85                12.91                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                       9.35                 11.46                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                  13.85                13.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                    11.53                11.74                5599.73
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                        10.77                10.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                       17.70                19.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                 9.55                 9.72                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                     16.26                18.42                2966.09
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                             12.30                12.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                            12.06                11.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                12.47                12.45                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                  11.35                9.18                 1146.34
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                             14.57                15.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                            10.61                10.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                   13.56                12.38                845.29
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Growth and Income
     Portfolio                                                           12.60                12.61                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - International
     Portfolio                                                           20.57                20.85                644.03
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Mid Cap Value
     Portfolio                                                           14.91                14.51                1593.56
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                      10.32                12.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                      11.26                11.99                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                        10.07                9.97                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                             11.36                12.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                             10.26                9.99                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                       12.37                14.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                              11.81                11.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                      12.12                12.14                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                    9.55                 9.93                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                     10.51                11.26                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                    10.10                10.63                1082.60
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                             10.09                10.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                               11.85                11.53                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                    9.76                 10.37                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund                 8.49                 7.84                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                                  5.29                 4.55                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                              6.29                 6.14                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                  11.92                11.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                   11.20                12.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                       13.26                15.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                          9.15                 9.20                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                         12.31                13.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                             26.03                34.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                  27.49                38.67                 91.99
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                  26.05                25.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 42 - 3.35% Asset Charge
     Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider and Guaranteed
     Minimum Death Benefit Rider
-----------------------------------------------------------------------------------------------------------------------------------
                         Investment Division                            Accumulation         Accumulation           Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period        Units at End of
                                                                         (12/31/06)           (12/31/06)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2007
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                    12.74                9.58                 243.16
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                    10.54                11.39                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                            9.65                 10.05                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                             15.63                18.23                749.54
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                     10.00                11.59                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                           11.67                15.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                             12.59                16.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                       15.00                17.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                   11.72                11.89                698.79
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                       12.65                17.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                            12.24                11.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                       9.67                 10.24                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                              14.52                16.55                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                        11.83                11.28                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                              12.29                11.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                      9.20                 10.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                      13.81                12.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                  11.12                11.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                          10.40                11.08                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                        8.70                 0.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                10.64                11.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                        10.34                11.86                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                     11.32                11.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                   14.82                16.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                13.10                12.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                              11.33                12.25                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                         10.80                12.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                       9.30                 11.40                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                  13.78                13.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                    11.48                11.67                967.40
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                        10.72                10.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                       17.61                19.64                1204.26
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                 9.50                 9.66                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                     16.18                18.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                             12.26                12.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                            12.04                11.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                12.45                12.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                  11.33                9.15                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                             14.52                15.27                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                            10.56                10.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                   13.49                12.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Growth and Income
     Portfolio                                                           12.53                12.54                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - International
     Portfolio                                                           20.47                20.73                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Mid Cap Value
     Portfolio                                                           14.84                14.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                      10.27                12.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                      11.20                11.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                        10.02                9.91                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                             11.31                12.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                             10.24                9.96                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                       12.34                14.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                              11.78                11.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                      12.07                12.08                3049.99
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                    9.52                 9.88                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                     10.47                11.20                3075.48
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                    10.06                10.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                             10.07                10.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                               11.82                11.50                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                    9.74                 10.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund                 8.46                 7.81                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                                  5.27                 4.52                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                              6.26                 6.10                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                  11.86                11.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                   11.15                12.70                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                       13.22                15.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                          9.11                 9.15                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                         12.26                13.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                             25.91                34.47                120.50
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                  27.35                38.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                  25.94                25.31                463.72
-----------------------------------------------------------------------------------------------------------------------------------

Table 43 - 3.40% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero Year Surrender
     Charge Rider, and GMWB Aggressive Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/06)           (12/31/07)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2007
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                    12.00                9.02                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                    10.35                11.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                            11.17                11.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                             12.13                14.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                     10.55                12.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                           12.31                15.89                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                             10.85                13.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                       12.31                13.95                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                   10.68                10.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                       12.34                17.39                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                            11.38                10.95                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                       9.79                 10.36                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                              12.87                14.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                        11.78                11.23                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                              11.79                11.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                      9.52                 11.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                      11.61                10.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                  10.66                11.33                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                          10.15                10.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                        9.73                 0.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                10.50                11.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                        10.50                12.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                     11.18                11.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                   11.52                13.06                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                11.85                11.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                              11.51                12.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                         10.80                12.83                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                       10.59                12.96                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                  10.69                10.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                    11.33                11.51                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                        9.97                 10.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                       11.64                12.97                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                 10.15                10.32                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                     12.54                14.19                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                             11.55                11.77                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                            11.91                11.68                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                11.45                11.42                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                  10.89                8.79                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                             11.00                11.56                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                            10.00                9.79                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                   11.10                10.12                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Growth and Income
     Portfolio                                                           11.61                11.61                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - International
     Portfolio                                                           13.93                14.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Mid Cap Value
     Portfolio                                                           11.00                10.69                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                      10.95                12.79                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                      11.19                11.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                        11.11                10.98                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                             10.76                11.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                             10.28                9.99                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                       11.68                13.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                              11.06                11.04                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                      10.49                10.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                    9.98                 10.36                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                     9.71                 10.38                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                    9.93                 10.43                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                             11.03                11.34                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                               12.25                11.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                    9.15                 9.70                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund                 10.48                9.67                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                                  9.16                 7.86                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                              8.75                 8.52                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                  11.70                11.44                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                   10.48                11.93                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                       11.50                13.64                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                          10.01                10.05                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                         10.04                10.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                             15.31                20.36                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                  14.03                19.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                  14.11                13.75                 0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 44 - 3.50% Asset Charge
     Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and
     GMWB Aggressive Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/06)           (12/31/07)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2007
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                    11.98                9.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                    10.33                11.16                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                            11.15                11.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                             12.12                14.11                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                     10.54                12.20                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                           12.29                15.85                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Mid-Cap Growth Portfolio                             10.84                13.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                       12.30                13.92                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Balanced Fund                                   10.67                10.81                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Capital Appreciation Fund                       12.33                17.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Income & Growth Fund                            11.37                10.93                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Inflation Protection Fund                       9.77                 10.33                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP International Fund                              12.85                14.63                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Large Company Value Fund                        11.77                11.21                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Mid Cap Value Fund                              11.77                11.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Ultra Fund                                      9.51                 11.09                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     American Century VP Value Fund                                      11.60                10.60                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                  10.65                11.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                          10.14                10.78                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                        9.71                 0.00                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                10.49                11.66                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                        10.49                12.01                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                     11.17                11.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                   11.50                13.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                11.83                11.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                              11.49                12.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                         10.79                12.80                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                       10.58                12.93                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                  10.68                10.57                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                    11.31                11.49                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                        9.96                 10.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                       11.62                12.94                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                 10.13                10.29                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                     12.53                14.15                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                             11.53                11.74                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                            11.89                11.65                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                11.44                11.39                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Structured Small Cap Equity Fund                  10.87                8.77                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Growth and Income Portfolio                             10.98                11.53                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Bond Portfolio                            9.98                 9.77                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JP Morgan Series Trust II Small Company Portfolio                   11.09                10.10                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Growth and Income
     Portfolio                                                           11.60                11.58                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - International
     Portfolio                                                           13.91                14.07                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund - Mid Cap Value
     Portfolio                                                           10.99                10.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                      10.93                12.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                      11.18                11.88                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                        11.09                10.95                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                             10.75                11.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Fasciano Portfolio                             10.27                9.97                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Mid-Cap Growth Portfolio                       11.67                13.76                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman AMT Regency Portfolio                              11.05                11.02                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                      10.48                10.47                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                    9.97                 10.33                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                     9.69                 10.35                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                    9.91                 10.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Renaissance Portfolio                             11.02                11.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                               12.23                11.87                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Government Long Bond 1.2x Strategy Fund                    9.13                 9.68                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse Government Long Bond Strategy Fund                 10.46                9.64                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse OTC Strategy Fund                                  9.15                 7.84                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Inverse S&P 500 Strategy Fund                              8.74                 8.50                  0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                  11.69                11.41                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                   10.46                11.90                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                       11.48                13.61                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Government Money Market Fund                          10.00                10.03                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                         10.03                10.62                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                             15.28                20.31                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                  14.02                19.67                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                  14.09                13.72                 0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 1 - 1.05% Asset Charge
     Base Contract with GMWB Conservative Asset
Allocation Model

-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                  Accumulation Unit     Accumulation Unit         Number of
                                                                                                                   Accumulation
                                                                     Value at Beginning     Value at End of       Units at End of
                                                                    of Period (12/31/05)   Period (12/31/06)          Period
------------------------------------------------------------------------------------------------------------------------------------
2006
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                                10.75                12.39                   0.00
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund                                                10.26                10.68                   0.00
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                        10.54                11.53                   0.00
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                         10.09                12.53                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                                 10.47                10.89                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                       10.77                12.71                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                          10.28                11.20                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                                   10.70                12.71                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                                   10.17                11.03                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                       10.98                12.74                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                            10.17                11.75                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Inflation Protection Fund                                       10.05                10.10                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                              10.76                13.28                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Large Company Value Fund                                        10.26                12.16                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Mid Cap Value Fund                                              10.23                12.17                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Ultra Fund                                                      10.28                 9.83                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                                      10.22                11.99                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                              10.11                11.01                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                                       9.91                10.48                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                                    10.07                10.04                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                            10.23                10.84                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                                    10.27                10.84                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                                 10.46                11.55                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                               10.78                11.89                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                            10.31                12.23                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                          10.64                11.88                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                                     10.72                11.15                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                                   10.37                10.93                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                              10.05                11.04                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                                10.24                11.69                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                                     9.99                10.29                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                                   10.80                12.01                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                             10.09                10.48                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                                 11.11                12.95                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio                                         10.38                11.92                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Core Small Cap Fund                                           10.12                11.24                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund                                        10.13                12.29                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund                                            10.28                11.82                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                                  10.61                11.35                   0.00
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                       10.01                10.32                   0.00
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                              10.07                11.46                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Growth & Income Portfolio                               10.33                11.99                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund International Portfolio                                 11.26                14.38                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Mid-Cap Value Portfolio                                 10.23                11.36                   0.00
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                                  10.61                11.30                   0.00
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                                  10.36                11.56                   0.00
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                                    10.26                11.47                   0.00
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                         10.19                11.11                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Fasciano Portfolio                                             10.19                10.62                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman MidCap Growth Portfolio                                        10.65                12.06                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Regency Portfolio                                              10.38                11.42                   0.00
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                                  10.03                10.83                   0.00
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                                10.02                10.30                   0.00
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                                 10.06                10.02                   0.00
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                                 9.97                10.25                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio                                           10.34                11.39                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT PEA Renaissance Portfolio                                           10.30                12.64                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                             9.70                 9.46                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund                                                              10.11                10.81                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                              10.23                12.08                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                               10.33                10.81                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund                                                   10.77                11.87                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT US Government Bond Fund                                                 9.85                 9.44                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                            10.06                10.33                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                               9.87                 9.03                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                                      9.84                10.37                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                         11.45                15.80                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                              11.76                14.49                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                              11.24                14.56                   0.00
----------------------------------------------------------------------------------------------------------------------------------

Table 2 - 1.15% Asset Charge
    Base Contract with GMWB Moderate-Conservative Asset
Allocation Model

-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                  Accumulation Unit     Accumulation Unit         Number of
                                                                                                                   Accumulation
                                                                     Value at Beginning     Value at End of       Units at End of
                                                                    of Period (12/31/05)   Period (12/31/06)          Period
-----------------------------------------------------------------------------------------------------------------------------------
2006
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                                10.75                12.37                   0.00
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund                                                10.26                10.67                   0.00
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                        10.54                11.51                   0.00
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                         10.09                12.51                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                                 10.47                10.88                1072.81
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                       10.76                12.69                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                          10.27                11.19                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                                   10.70                12.70                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                                   10.16                11.01                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                       10.98                12.72                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                            10.16                11.74                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Inflation Protection Fund                                       10.05                10.09                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                              10.76                13.27                1678.85
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Large Company Value Fund                                        10.26                12.15                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Mid Cap Value Fund                                              10.22                12.15                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Ultra Fund                                                      10.28                 9.82                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                                      10.22                11.97                1627.53
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                              10.10                10.99                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                                       9.91                10.47                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                                    10.06                10.03                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                            10.22                10.83                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                                    10.26                10.83                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                                 10.46                11.53                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                               10.78                11.87                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                            10.30                12.22                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                          10.63                11.86                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                                     10.72                11.14                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                                   10.36                10.92                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                              10.04                11.02                 698.10
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                                10.23                11.68                1326.38
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                                     9.98                10.28                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                                   10.80                12.00                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                             10.09                10.46                3423.69
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                                 11.11                12.93                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio                                         10.38                11.91                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Core Small Cap Fund                                           10.11                11.23                 510.54
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund                                        10.13                12.28                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund                                            10.27                11.81                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                                  10.61                11.33                   0.00
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                       10.01                10.31                2386.79
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                              10.07                11.45                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Growth & Income Portfolio                               10.33                11.97                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund International Portfolio                                 11.26                14.36                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Mid-Cap Value Portfolio                                 10.22                11.34                 864.17
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                                  10.61                11.29                   0.00
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                                  10.36                11.54                   0.00
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                                    10.26                11.45                   0.00
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                         10.18                11.09                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Fasciano Portfolio                                             10.19                10.60                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman MidCap Growth Portfolio                                        10.64                12.04                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Regency Portfolio                                              10.38                11.40                   0.00
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                                  10.03                10.82                   0.00
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                                10.01                10.29                   0.00
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                                 10.05                10.01                   0.00
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                                 9.97                10.23                3878.14
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio                                           10.33                11.38                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT PEA Renaissance Portfolio                                           10.29                12.62                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                             9.69                 9.45                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund                                                              10.10                10.80                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                              10.23                12.06                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                               10.33                10.80                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund                                                   10.77                11.85                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT US Government Bond Fund                                                 9.85                 9.43                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                            10.05                10.32                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                               9.86                 9.02                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                                      9.84                10.35                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                         11.44                15.78                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                              11.76                14.47                   0.00
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                              11.24                14.54                   0.00
----------------------------------------------------------------------------------------------------------------------------------

Table 3 - 1.20% Asset Charge
     Base Contract with Minimum Premium Rider
     Base Contract with Surrender Charge Rider - Five Years
-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                  Accumulation Unit     Accumulation Unit         Number of
                                                                                                                   Accumulation
                                                                     Value at Beginning     Value at End of       Units at End of
                                                                    of Period (12/31/05)   Period (12/31/06)          Period
-----------------------------------------------------------------------------------------------------------------------------------
2006
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                               12.31                14.16                1644.47
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund                                               11.26                11.71              143358.58
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                        9.78                10.67                6425.90
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                        13.94                17.28              135338.12
---------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                                10.69                11.11               39088.76
---------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                      11.00                12.97               42297.80
---------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                         12.86                13.99               17450.23
---------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                                  14.06                16.67               12595.10
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                                  12.02                13.02               14009.42
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                      12.14                14.06                   0.00
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                           11.78                13.60                2497.96
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Inflation Protection Fund                                      10.06                10.09                5075.60
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                             13.09                16.13               17716.73
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Large Company Value Fund                                       10.43                12.35                1645.15
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Mid Cap Value Fund                                             10.80                12.83                 173.65
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Ultra Fund                                                     10.06                 9.60                   0.00
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                                     13.11                15.35               24135.54
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                             11.31                12.30                 119.52
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                                     10.89                11.50                 189.96
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                                    9.65                 9.61                 115.71
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                           11.17                11.83                2573.42
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                                   10.90                11.49                1117.73
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                                11.42                12.58                3346.18
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                              14.96                16.47              284231.69
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                           12.29                14.56               14277.18
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                         11.29                12.59                1258.17
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                                    11.56                12.00                 472.36
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                                   9.82                10.34                1767.71
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                             13.96                15.31               13856.13
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                               11.18                12.75               33424.20
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                                   11.58                11.91                4005.27
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                                  17.62                19.57                8370.98
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                            10.19                10.56               23764.23
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                                15.45                17.98                9443.04
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio                                        11.33                12.99                   0.00
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Core Small Cap Fund                                          10.66                11.83                3916.60
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund                                       10.37                12.57                 970.69
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund                                           11.31                12.99                3259.27
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                                 14.75                15.75                1767.22
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                      11.35                11.68               12412.80
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                             13.13                14.92                3528.58
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Growth & Income Portfolio                              12.02                13.93               81812.85
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund International Portfolio                                17.84                22.75               25106.79
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Mid-Cap Value Portfolio                                14.87                16.49              218591.83
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                                 10.73                11.41                 262.03
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                                 11.18                12.45                1447.65
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                                    9.98                11.14                5797.24
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                        11.54                12.57                   0.00
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Fasciano Portfolio                                            10.28                10.69                9986.68
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman MidCap Growth Portfolio                                       11.39                12.88               13984.19
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Regency Portfolio                                             11.20                12.30                1146.84
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                                 12.12                13.06                2497.20
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                               10.02                10.30                4577.01
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                                11.39                11.33               20131.14
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                               10.61                10.89               62616.82
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio                                           9.55                10.51                3326.29
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT PEA Renaissance Portfolio                                          10.06                12.34                 132.68
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                            5.98                 5.83              164167.97
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund                                                              8.39                 8.96               45388.33
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                             11.13                13.11               28433.90
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                              11.79                12.32                 123.50
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund                                                  12.72                14.00               97330.30
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT US Government Bond Fund                                               10.63                10.17                 714.47
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                            9.82                10.07                   0.00
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                              7.57                 6.92              120886.92
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                                    12.74                13.41                 787.04
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                        20.78                28.64               70997.34
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                             24.71                30.40              107012.48
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                             21.93                28.37                1803.77
---------------------------------------------------------------------------------------------------------------------------------

Table 4 - 1.30% Asset Charge
     Base Contract with Estate Planning Rider
     Base Contract with Surrender Charge Rider - Three Years
     Base Contract with Five-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider and GMWB Conservative Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                                                            Number of
                                                                         Accumulation
                                                                         Unit Value at       Accumulation
                                                                         Beginning of        Unit Value at         Accumulation
                                                                            Period           End of Period       Units at End of
                                                                          (12/31/05)          (12/31/06)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2006
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                             12.26               14.09                6626.77
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                             11.22               11.65               13338.10
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                      9.74               10.62                1778.88
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                      13.89               17.20               18643.64
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                              10.65               11.06               44146.31
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                    10.96               12.90                8712.48
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                       12.81               13.93               12297.59
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                                14.01               16.59                4067.33
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                                11.97               12.96               46976.09
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                    12.09               13.99                5587.38
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                         11.74               13.53                 851.66
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                    10.05               10.07               37648.70
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                           13.04               16.05               30937.12
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                     10.42               12.32                9452.54
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                           10.79               12.80                 675.78
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   10.05                9.58                 158.17
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                   13.06               15.27               57338.89
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                           11.27               12.24                5392.83
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                   10.85               11.45                1771.93
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                  9.62                9.57                3793.94
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                         11.13               11.77                 587.86
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                 10.85               11.43                 241.82
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                              11.38               12.52               40978.18
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                            14.90               16.39               93363.71
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                         12.24               14.49               18033.52
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                       11.25               12.53                5086.64
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                  11.51               11.94                1127.11
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                                 9.78               10.29                4172.98
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                           13.91               15.24                8934.23
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                             11.14               12.69               68096.75
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                 11.53               11.85               10087.32
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                                17.55               19.48               30794.04
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                          10.15               10.51               47117.59
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                              15.39               17.89               30993.87
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                      11.31               12.95                 160.40
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                        10.65               11.80               11304.96
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                     10.36               12.54                5941.23
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                         11.30               12.97                7886.84
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                               14.71               15.69                 605.42
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                    11.31               11.62               26438.03
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                           13.08               14.85                1762.90
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                            11.97               13.86               16907.99
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                              17.77               22.64               35718.22
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                              14.81               16.41               51826.39
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                               10.69               11.36                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                               11.14               12.39                 409.07
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                  9.94               11.08                1821.01
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                      11.50               12.51                 360.64
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                          10.27               10.67                1096.50
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                     11.38               12.86                 418.93
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                           11.19               12.27                 478.21
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                               12.09               13.01                9279.13
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             10.00               10.26                5124.43
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                              11.36               11.29                7991.80
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                             10.58               10.85              111358.87
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                         9.54               10.49                 580.86
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                        10.05               12.31                 762.01
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                          5.96                5.80                8770.70
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                            8.38                8.94                2686.81
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                           11.09               13.05                1925.84
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                            11.75               12.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                                12.70               13.96                3190.95
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                             10.62               10.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                          9.78               10.02                 294.20
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                            7.54                6.89               10214.47
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                  12.70               13.35                2411.40
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                      20.70               28.51               13815.09
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                           24.61               30.25               14173.54
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                           21.86               28.25                1728.84
-----------------------------------------------------------------------------------------------------------------------------------

Table 5 - 1.35% Asset Charge
     Base Contract with GMWB Moderate Asset Allocation
Model

-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                                                            Number of
                                                                         Accumulation
                                                                         Unit Value at       Accumulation
                                                                         Beginning of        Unit Value at         Accumulation
                                                                            Period           End of Period       Units at End of
                                                                          (12/31/05)          (12/31/06)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2006
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                             10.86               12.48                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                             11.45               11.89                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                     10.33               11.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                      11.62               14.38                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                              11.44               11.87                1910.24
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                    11.64               13.70                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                       11.14               12.11                 629.18
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                                12.00               14.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                                10.53               11.39                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                    12.52               14.48                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                         10.63               12.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                    10.04               10.06                1425.91
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                           11.55               14.22                1819.52
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                     10.42               12.31                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                           10.78               12.79                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   10.04                9.57                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                   10.67               12.48                2206.95
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                           10.55               11.45                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                   10.22               10.77                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                  9.27                9.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                         10.41               11.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                 10.44               10.99                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                              10.53               11.59                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                            11.76               12.93                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                         10.67               12.63                 510.24
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                       10.76               11.98                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                  10.95               11.36                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                                10.62               11.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                           10.20               11.17                 549.28
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                             10.57               12.04                3442.51
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                 10.09               10.37                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                                11.91               13.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                          10.17               10.52                1536.09
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                              12.14               14.11                 459.55
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                      10.66               12.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                        10.64               11.79                 636.26
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                     10.35               12.53                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                         11.30               12.95                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                               11.51               12.27                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                    10.20               10.48                1538.52
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                           10.57               11.99                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                            10.46               12.11                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                              13.01               16.57                1769.34
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                              11.08               12.27                 992.59
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                               11.19               11.88                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                               10.88               12.10                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                 10.74               11.96                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                      11.00               11.96                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                          10.26               10.66                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                     11.37               12.84                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                           11.18               12.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                               10.36               11.14                 404.05
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                              9.97               10.23                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                              10.18               10.12                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                             10.15               10.40                5210.56
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                         9.53               10.48                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                        10.05               12.30                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                          9.72                9.46                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                            9.22                9.83                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                           10.64               12.53                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                            10.24               10.69                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                                11.54               12.68                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                             10.61               10.14                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         10.06               10.30                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                            9.54                8.70                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                   9.67               10.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                      13.73               18.89                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                           14.58               17.91                 352.44
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                           12.60               16.27                   0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 6 - 1.40% Asset Charge
     Base Contract with Five-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset
     Allocation Mode
     Base Contract with Three-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider and GMWB
Moderate-Conservative Asset Allocation Model

-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/05)           (12/31/06)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2006
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            10.78                12.37                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.82                11.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                    10.07                10.97                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     13.92                17.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             11.18                11.60                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   11.55                13.59                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      11.53                12.52                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               12.54                14.85                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               11.05                11.95                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   12.54                14.49                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        11.22                12.92                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.04                10.05                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          12.29                15.12                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.41                12.30                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.78                12.78                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                  10.04                 9.56                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  11.42                13.34                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.80                11.73                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.27                10.82                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                 9.39                 9.33                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.45                11.04                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.45                10.99                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.68                11.74                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           13.10                14.39                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        11.28                13.34                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.88                12.11                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 11.13                11.54                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                               10.20                10.72                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          10.77                11.79                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.99                12.52                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                10.26                10.54                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               14.12                15.65                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                         10.14                10.49                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             12.80                14.87                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     11.29                12.92                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.64                11.78                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.35                12.52                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                        11.29                12.94                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              12.06                12.85                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.36                10.64                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          12.67                14.37                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           11.20                12.95                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             14.38                18.30                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             12.73                14.09                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              11.55                12.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              11.40                12.67                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                10.30                11.47                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     11.67                12.68                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.26                10.65                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    11.37                12.83                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          11.17                12.25                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              11.04                11.88                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.99                10.24                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             10.66                10.59                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.39                10.63                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                        9.53                10.46                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.04                12.29                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         8.84                 8.59                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           8.36                 8.91                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          11.18                13.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           10.64                11.09                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               12.68                13.93                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.61                10.13                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.96                10.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           8.91                 8.12                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 10.31                10.82                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     15.75                21.67                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          18.62                22.86                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          15.10                19.49                   0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 7 - 1.45% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider and Surrender Charge Rider - Five Years
     Base Contract with Surrender Charge Rider - Zero Years
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/05)           (12/31/06)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2006
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            12.19                13.99                3129.81
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            11.15                11.57                9141.72
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                     9.69                10.55                3425.02
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     13.81                17.08                5096.36
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             10.59                10.97               41604.15
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.90                12.81                3975.04
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      12.73                13.82               16716.32
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               13.92                16.47                1929.97
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               11.90                12.86                6290.10
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   12.02                13.89                 232.13
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        11.67                13.43                 698.55
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.03                10.04               16053.76
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          12.96                15.94               45895.56
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.41                12.29                9577.77
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.77                12.77                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                  10.03                 9.55                 374.18
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  12.98                15.16               47963.28
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          11.20                12.15                2598.64
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.79                11.37                1500.35
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                 9.57                 9.50                1488.07
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        11.06                11.68                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.79                11.35                2173.85
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             11.31                12.43               15101.03
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           14.81                16.27               42458.32
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        12.17                14.38               32724.37
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      11.18                12.44                 982.96
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 11.44                11.86                 147.78
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                                9.72                10.21                3006.97
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          13.82                15.13                8725.94
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            11.07                12.60               57606.94
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                11.46                11.77                4866.25
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               17.45                19.34                7153.69
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                         10.09                10.43               30458.16
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             15.30                17.76               14381.91
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     11.28                12.90                 191.58
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.63                11.77                7519.56
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.34                12.50                 183.03
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                        11.28                12.93                 148.33
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              14.65                15.60                7095.74
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   11.24                11.54               14605.93
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          13.01                14.74                5661.94
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           11.90                13.76               13384.81
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             17.66                22.47               12421.94
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             14.72                16.29               27010.48
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              10.63                11.27                3402.19
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              11.07                12.30                 222.17
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                 9.88                11.00                 916.87
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     11.43                12.41                 654.95
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.25                10.64                 190.75
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    11.36                12.82                 375.41
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          11.17                12.24                1046.27
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              12.04                12.94                3656.34
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.96                10.20                3458.91
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             11.31                11.23                6496.75
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.54                10.79               78072.98
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                        9.52                10.45                7369.06
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.04                12.28                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         5.93                 5.76                6400.49
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           8.35                 8.90                1722.27
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          11.02                12.96                1329.77
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           11.68                12.18                2140.52
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               12.67                13.91                3002.12
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.60                10.12                 502.52
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.73                 9.95                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           7.50                 6.84                4442.72
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 12.64                13.27                1172.25
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     20.59                28.31                9217.04
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          24.47                30.03                9833.91
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          21.76                28.08                2249.91
----------------------------------------------------------------------------------------------------------------------------------
Table 8 - 1.50% Asset Charge
     Base Contract with Three-Year Surrender Charge Rider
     and GMWB Moderate-Conservative Asset
     Allocation Model

-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/05)           (12/31/06)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2006
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            10.73                12.31                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.24                10.62                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                    10.53                11.46                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     10.07                12.45                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             10.45                10.83                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.75                12.63                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      10.26                11.13                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               10.69                12.64                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               10.15                10.96                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   10.97                12.66                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.15                11.68                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.03                10.04                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          10.74                13.20                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.24                12.09                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.21                12.10                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                  10.26                 9.77                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  10.21                11.91                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.09                10.94                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                   9.89                10.42                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                10.05                 9.98                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.21                10.77                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.25                10.78                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.45                11.48                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           10.76                11.82                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        10.29                12.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.62                11.81                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.70                11.09                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                               10.35                10.87                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          10.03                10.97                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.22                11.62                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                 9.97                10.23                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               10.78                11.94                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                         10.08                10.41                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             11.09                12.87                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     10.37                11.85                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.10                11.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.11                12.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                        10.26                11.75                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              10.60                11.28                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.00                10.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          10.05                11.39                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           10.32                11.92                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             11.24                14.30                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             10.21                11.29                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              10.60                11.23                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.35                11.49                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                10.25                11.40                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.17                11.04                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.18                10.55                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.63                11.99                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.36                11.35                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              10.02                10.77                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                            10.00                10.24                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             10.04                 9.96                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                             9.96                10.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.32                11.32                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.28                12.56                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         9.68                 9.40                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                          10.09                10.75                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.22                12.01                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           10.32                10.75                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               10.75                11.80                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                             9.84                 9.38                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                        10.04                10.27                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           9.85                 8.98                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                  9.82                10.31                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     11.43                15.70                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          11.74                14.40                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          11.22                14.47                   0.00
----------------------------------------------------------------------------------------------------------------------------------

Table 9 - 1.55% Asset Charge
     Base Contract with Estate Planning Rider and Surrender Charge Rider - Five Years Base Contract with Minimum
     Premium Rider and Estate Planning Rider
     Base Contract with Bonus Credit Rider
     Base Contract with Minimum Premium Rider and Surrender Charge Rider - Three Years
     Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Conservative Asset
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period        Units at End of
                                                                         (12/31/05)           (12/31/06)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2006
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            12.14                13.92                2866.68
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            11.11                11.51               20002.17
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                     9.65                10.50                2597.48
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     13.76                17.00               43608.35
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             10.55                10.92              138256.60
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.85                12.75               16695.99
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      12.68                13.76               50890.07
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               13.87                16.39               52385.67
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               11.86                12.80               13264.68
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   11.97                13.82                9467.18
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        11.62                13.37                8811.21
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.02                10.02               51487.53
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          12.91                15.86              114323.23
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.40                12.26                4232.74
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.76                12.74                5109.69
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                  10.02                 9.53                3216.56
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  12.93                15.08              109912.33
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          11.16                12.10                4879.35
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.75                11.31                2464.04
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                 9.53                 9.46                2958.70
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        11.02                11.62               11233.45
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.75                11.30                7235.64
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             11.27                12.37               20114.37
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           14.75                16.19               64890.54
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        12.12                14.31               62477.30
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      11.14                12.38               25627.28
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 11.40                11.80                1335.28
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                                9.69                10.16               31555.40
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          13.77                15.05              247299.04
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            11.03                12.54              192409.47
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                11.42                11.71               27690.10
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               17.38                19.24               26443.91
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                         10.05                10.38              120676.07
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             15.24                17.67               54116.59
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     11.26                12.87                5816.50
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.62                11.74               25816.43
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.33                12.48                2549.53
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                        11.27                12.90                4920.51
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              14.60                15.54                8878.20
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   11.20                11.49               52212.88
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          12.96                14.68               28066.21
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           11.86                13.69               34604.91
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             17.59                22.36               97417.36
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             14.67                16.21               85030.07
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              10.59                11.22                7348.99
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              11.03                12.24                6907.87
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                 9.84                10.95                6724.11
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     11.38                12.35                2157.86
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.24                10.62                5170.65
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    11.35                12.79                2670.85
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          11.16                12.21                 337.02
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              12.01                12.89               25060.85
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.93                10.17               14635.31
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             11.28                11.19               29654.72
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.51                10.75              245684.44
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                        9.51                10.43               60686.71
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.03                12.25                1442.67
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         5.90                 5.73               10382.29
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           8.34                 8.88                1516.77
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.98                12.90                1528.08
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           11.64                12.12                 329.91
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               12.65                13.87               14061.37
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.59                10.10                 113.17
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.69                 9.91                  81.11
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           7.47                 6.81                7440.58
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 12.60                13.21                6252.86
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     20.51                28.18               75049.58
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          24.37                29.88               36448.67
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          21.69                27.96               23052.94
-----------------------------------------------------------------------------------------------------------------------------------

Table 10 - 1.60% Asset Charge
            Base Contract with Minimum Premium Rider and
     GMWB Moderate Asset Allocation Model

       Base Contract with Five-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/05)           (12/31/06)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2006
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            10.73                12.30                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.24                10.60                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                    10.52                11.44                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     10.07                12.43                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             10.45                10.81                 114.82
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.75                12.61                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      10.26                11.12                  28.19
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               10.68                12.62                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               10.15                10.95                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   10.96                12.65                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.15                11.66                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.03                10.03                 151.03
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          10.74                13.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.24                12.07                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.21                12.08                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                  10.26                 9.76                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  10.20                11.90                  66.23
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.09                10.92                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                   9.89                10.40                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                10.05                 9.97                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.21                10.76                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.25                10.76                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.44                11.46                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           10.76                11.80                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        10.29                12.14                  52.34
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.62                11.79                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.70                11.07                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                               10.35                10.85                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          10.03                10.96                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.22                11.61                 176.30
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                 9.97                10.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               10.78                11.92                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                         10.07                10.40                  29.58
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             11.09                12.85                  50.27
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     10.36                11.83                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.10                11.16                  28.29
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.11                12.20                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                        10.26                11.73                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              10.59                11.27                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                    9.99                10.24                  89.60
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          10.05                11.38                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           10.31                11.90                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             11.24                14.28                 195.39
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             10.21                11.27                  41.82
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              10.59                11.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.34                11.47                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                10.24                11.38                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.17                11.03                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.17                10.54                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.62                11.97                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.36                11.33                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              10.02                10.75                  43.25
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                            10.00                10.23                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             10.04                 9.95                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                             9.95                10.17                 255.07
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.32                11.31                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.27                12.55                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         9.68                 9.39                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                          10.09                10.73                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.21                11.99                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           10.31                10.73                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               10.75                11.78                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                             9.83                 9.37                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                        10.04                10.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           9.85                 8.96                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                  9.82                10.29                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     11.42                15.68                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          11.74                14.38                  42.86
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          11.22                14.45                   0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 11 - 1.65% Asset Charge
     Base Contract with Estate Planning Rider and Surrender Charge Rider - Three Years


     Base Contract with Bonus Credit Rider and GMWB Conservative Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Moderate-Conservative Asset
     Allocation Model

       Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB
     Moderate-Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB
     Conservative Asset Allocation Model
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset
     Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/05)           (12/31/06)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2006
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            13.65                15.64                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            13.17                13.63                 113.55
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                    14.27                15.51                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     16.60                20.48                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             14.47                14.97                 385.58
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   14.69                17.23                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      16.59                17.97                 143.40
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               18.17                21.45                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               13.08                14.11                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   14.67                16.91                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        14.29                16.42                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.01                10.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          15.21                18.66                 775.82
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.39                12.24                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.75                12.72                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                  10.01                 9.51                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  14.81                17.25                 658.10
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          13.01                14.09                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  13.50                14.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                12.84                12.73                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        12.22                12.88                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                12.70                13.33                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             12.37                13.56                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           16.02                17.56                 347.38
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        14.53                17.14                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      13.06                14.50                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 13.91                14.38                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                               13.25                13.89                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          14.24                15.55                 128.07
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            13.73                15.60                 662.17
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                10.90                11.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               19.48                21.54                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                         10.02                10.34                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             17.94                20.79                 201.68
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     11.24                12.83                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.61                11.72                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.32                12.45                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                        11.26                12.88                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              14.56                15.48                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.80                11.06                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          16.91                19.13                 101.59
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           14.40                16.61                 186.66
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             20.54                26.08                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             16.36                18.07                 351.36
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              14.60                15.45                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              13.37                14.83                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                13.59                15.10                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     14.39                15.60                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.23                10.60                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    11.34                12.77                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          11.15                12.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              11.97                12.85                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.90                10.13                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             11.25                11.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.49                10.71                1058.44
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                        9.50                10.41                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.02                12.23                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         5.37                 5.21                 153.62
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           8.33                 8.86                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          15.07                17.69                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           14.68                15.27                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               12.63                13.83                 168.04
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.58                10.08                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.71                 9.91                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           6.57                 5.98                 131.11
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 12.56                13.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     24.92                34.19                  23.29
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          27.72                33.95                  44.13
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          21.62                27.85                   0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 12 - 1.70% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five Years
     Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider and Surrender Charge Rider - Zero Years
     Base Contract with GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Three-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period        Units at End of
                                                                         (12/31/05)           (12/31/06)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2006
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            12.07                13.82                9469.13
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            11.04                11.42               12901.31
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                     9.60                10.43                  18.97
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     13.69                16.88                4324.49
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             10.49                10.84               80105.26
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.79                12.65                6630.26
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      12.61                13.66               14953.94
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               13.79                16.27                5568.23
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               11.79                12.71                  14.46
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   11.90                13.72                4948.16
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        11.55                13.27                2875.87
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.01                 9.99               65140.23
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          12.84                15.74               20526.56
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.38                12.23                2470.51
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.75                12.70                 194.63
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                  10.01                 9.50                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  12.86                14.97               54361.21
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          11.10                12.01                9540.42
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.69                11.24                4067.86
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                 9.48                 9.39                6361.64
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.95                11.54                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.69                11.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             11.20                12.28                1987.56
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           14.67                16.07               24729.46
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        12.05                14.21               36057.70
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      11.07                12.28                7146.33
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 11.33                11.71                  86.87
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                                9.63                10.09                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          13.69                14.94               17323.70
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.96                12.44               92762.75
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                11.35                11.62                2550.20
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               17.28                19.10               11734.96
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                          9.99                10.30               21609.81
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             15.15                17.54               42259.83
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     11.23                12.81                1254.69
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.61                11.71               18348.71
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.32                12.44                6201.32
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                        11.26                12.86                5356.53
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              14.54                15.45                4101.13
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   11.14                11.41               26615.55
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          12.89                14.57                2615.50
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           11.79                13.59                5351.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             17.49                22.20               66264.63
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             14.58                16.09               29531.99
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              10.52                11.14                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.97                12.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                 9.79                10.87                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     11.32                12.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.23                10.59                2520.95
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    11.33                12.75                  65.05
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          11.14                12.18                2723.46
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              11.96                12.82               27671.88
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.89                10.11                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             11.24                11.13               11774.43
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.47                10.69              115988.28
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                        9.50                10.40               55745.97
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.01                12.22                2612.33
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         5.87                 5.69                 166.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           8.32                 8.84                  52.90
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.92                12.81                3809.75
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           11.58                12.04                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               12.61                13.81                3534.35
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.57                10.07                 603.29
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.64                 9.84                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           7.43                 6.76                 439.06
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 12.54                13.13                4624.79
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     20.40                27.98               27359.44
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          24.23                29.66               17933.10
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          21.59                27.79                8071.12
-----------------------------------------------------------------------------------------------------------------------------------

Table 13 - 1.75% Asset Charge
     Base Contract with Bonus Credit Rider and GMWB
     Moderate-Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider,
     Three-Year Surrender Charge Rider and GMWB
     Moderate-Conservative Asset Allocation Model

-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period        Units at End of
                                                                         (12/31/05)           (12/31/06)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2006
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            10.81                12.37                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            11.40                11.79                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                    10.29                11.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     11.57                14.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             11.39                11.77                3237.77
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   11.59                13.59                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      11.09                12.01                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               11.94                14.09                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               10.48                11.29                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   12.46                14.36                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.59                12.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.00                 9.98                4641.98
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          11.50                14.10                1812.52
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.38                12.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.74                12.69                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                  10.00                 9.49                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  10.63                12.37                2581.60
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.50                11.36                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.17                10.68                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                 9.23                 9.14                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.37                10.91                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.39                10.90                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.49                11.49                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           11.71                12.82                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        10.62                12.52                 507.94
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.72                11.88                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.90                11.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                               10.58                11.08                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          10.15                11.08                 791.44
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.52                11.94                3865.42
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                10.05                10.28                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               11.86                13.10                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                         10.13                10.44                6018.25
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             12.09                13.99                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     10.62                12.10                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.60                11.70                1101.33
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.31                12.43                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                        11.25                12.85                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              11.46                12.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.15                10.39                5380.25
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          10.52                11.89                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           10.42                12.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             12.95                16.43                2753.64
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             11.03                12.17                1693.87
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              11.14                11.78                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.84                12.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                10.69                11.86                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.96                11.86                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.22                10.57                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    11.33                12.74                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          11.14                12.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              10.31                11.05                1428.07
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.93                10.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             10.14                10.03                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.11                10.31               10353.94
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                        9.50                10.39                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.01                12.20                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         9.68                 9.38                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           9.18                 9.75                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.60                12.42                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           10.20                10.60                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               11.49                12.57                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.57                10.06                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                        10.02                10.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           9.50                 8.63                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                  9.63                10.08                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     13.67                18.74                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          14.52                17.76                 509.07
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          12.54                16.14                   0.00
-----------------------------------------------------------------------------------------------------------------------------------


Table 14 - 1.80% Asset Charge
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Five Years
     Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Bonus Credit Rider and Minimum Premium Rider
     Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years
     Base Contract with Estate Planning Rider and Surrender Charge Rider - Zero Years
     Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB
     Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB Conservative
     Asset Allocation Model
     Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Conservative Asset
     Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period        Units at End of
                                                                         (12/31/05)           (12/31/06)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2006
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            12.02                13.75                7960.77
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            11.00                11.37                7216.85
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                     9.56                10.38                 749.82
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     13.64                16.80                 767.87
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             10.45                10.79               17807.55
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.75                12.59                4096.74
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      12.56                13.59                7456.80
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               13.73                16.19                1157.33
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               11.74                12.64                3397.48
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   11.86                13.65                 243.47
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        11.51                13.20                 357.42
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.00                 9.97                5579.92
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          12.79                15.67               24916.91
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.37                12.20                2101.57
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.74                12.68                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                  10.00                 9.49                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  12.81                14.90               22777.42
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          11.06                11.96                 493.57
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.65                11.18                 635.44
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                 9.44                 9.35                 483.77
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.91                11.48                   9.99
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.64                11.16                 407.45
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             11.16                12.22                3641.73
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           14.61                15.99               36756.03
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        12.00                14.14                9591.88
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      11.03                12.22                1119.80
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 11.29                11.65                  84.55
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                                9.59                10.04                 159.79
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          13.64                14.87                7153.55
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.92                12.38               28041.53
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                11.31                11.57                1960.30
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               17.21                19.01               12197.58
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                          9.95                10.25               26326.68
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             15.09                17.46                7089.48
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     11.22                12.78                3000.38
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.60                11.69                3334.91
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.31                12.42                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                        11.25                12.84                2849.23
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              14.50                15.39                 264.70
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   11.10                11.35               12457.71
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          12.84                14.51                1321.42
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           11.74                13.53                8685.33
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             17.42                22.09                7137.54
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             14.52                16.01               12381.40
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              10.48                11.08                 468.89
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.92                12.09                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                 9.75                10.81                 495.01
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     11.27                12.20                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.22                10.56                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    11.32                12.73                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          11.13                12.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              11.93                12.78                3119.51
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.87                10.07                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             11.21                11.09                2590.74
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.44                10.65               40831.47
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                        9.49                10.38                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.00                12.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         5.85                 5.67                 197.23
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           8.31                 8.82                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.88                12.75                 120.06
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           11.53                11.98                1033.24
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               12.59                13.78                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.56                10.05                 284.11
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.60                 9.79                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           7.41                 6.73                1308.32
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 12.50                13.07                 192.14
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     20.33                27.85                5085.87
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          24.14                29.52                3290.06
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          21.52                27.67                 560.02
-----------------------------------------------------------------------------------------------------------------------------------

Table 15 - 1.85% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit
     Rider and GMWB Moderate Asset Allocation Model
     Base Contract with Minimum Premium Rider, Five-Year
     Surrender Charge Rider and GMWB
     Moderate Asset Allocation Model
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model

-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period        Units at End of
                                                                         (12/31/05)           (12/31/06)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2006
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            10.72                12.25                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.23                10.57                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                    10.51                11.40                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     10.06                12.39                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             10.44                10.78                3742.88
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.74                12.57                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      10.25                11.08                 965.41
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               10.67                12.58                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               10.14                10.91                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   10.95                12.61                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.14                11.63                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.02                 9.99                4493.33
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          10.73                13.14                 592.92
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.23                12.03                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.20                12.04                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                  10.25                 9.72                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  10.20                11.86                2492.76
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.08                10.89                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                   9.88                10.37                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                10.04                 9.93                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.20                10.72                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.24                10.73                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.43                11.42                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           10.75                11.76                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        10.28                12.10                1564.35
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.61                11.75                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.69                11.03                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                               10.34                10.82                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          10.02                10.92                 166.93
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.21                11.57                5820.22
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                 9.96                10.18                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               10.77                11.88                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                         10.06                10.36                1269.08
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             11.08                12.81                1475.65
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     10.36                11.79                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.09                11.12                 955.87
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.10                12.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund                                        10.25                11.69                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              10.58                11.23                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                    9.98                10.21                2887.84
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          10.04                11.34                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           10.30                11.86                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             11.23                14.23                5759.67
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             10.20                11.23                1456.84
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              10.58                11.18                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.33                11.43                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                10.23                11.34                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.16                10.99                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.16                10.50                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.62                11.93                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.35                11.30                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              10.01                10.72                1286.43
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.99                10.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             10.03                 9.91                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                             9.94                10.14                8480.01
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.31                11.27                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.27                12.51                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         9.67                 9.36                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                          10.08                10.70                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.20                11.95                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           10.30                10.70                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               10.74                11.74                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                             9.82                 9.34                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                        10.03                10.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           9.84                 8.93                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                  9.81                10.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     11.41                15.63                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          11.73                14.33                1279.64
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          11.21                14.40                   0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 16 - 1.90% Asset Charge
     Base Contract with Bonus Credit Rider and Estate Planning Rider
     Base Contract with Higher Education Rider
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Three Years
     Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB
     Moderate-Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB
     Moderate-Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Moderate-Conservative
     Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                Accumulation         Accumulation            Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period         Units at End of
                                                                         (12/31/05)           (12/31/06)              Period
------------------------------------------------------------------------------------------------------------------------------------
     2006
----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                          11.98                13.68                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                          10.96                11.31                 1939.20
----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                   9.53                10.33                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                   13.59                16.73                 1772.64
----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           10.40                10.74                 2036.42
----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                 10.71                12.53                  884.81
----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                    12.51                13.52                  801.12
----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                             13.68                16.11                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                             11.70                12.58                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                 11.81                13.58                  102.23
----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                      11.46                13.14                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                  9.99                 9.95                  581.21
----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                        12.74                15.59                 2651.59
----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                  10.36                12.18                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                        10.73                12.65                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                 9.99                 9.47                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                12.76                14.83                 2527.40
----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                        11.02                11.90                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                10.61                11.13                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                               9.41                 9.31                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                      10.87                11.43                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                              10.60                11.10                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                           11.11                12.16                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                         14.55                15.91                 2565.68
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                      11.96                14.07                  180.60
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                    10.99                12.16                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                               11.24                11.60                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                              9.55                 9.99                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                        13.58                14.80                  433.46
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                          10.88                12.32                 3059.54
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                              11.26                11.51                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                             17.15                18.91                   92.21
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                        9.91                10.20                 2243.40
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                           15.03                17.37                 1053.94
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                   11.20                12.75                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                     10.59                11.66                  107.96
----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                  10.30                12.39                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                           11.23                12.81                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                            14.46                15.34                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                 11.06                11.30                 1651.54
----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                        12.79                14.44                  473.16
----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                         11.70                13.46                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                           17.36                21.98                  522.46
----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                           14.47                15.93                 2341.03
----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                            10.44                11.03                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                            10.88                12.03                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                               9.71                10.76                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                   11.23                12.14                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                       10.21                10.54                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                  11.31                12.70                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                        11.12                12.13                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                            11.89                12.73                  142.38
----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                           9.84                10.04                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                           11.18                11.05                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                          10.42                10.61                 3954.38
----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                      9.48                10.36                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                      9.99                12.17                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                       5.83                 5.64                 1552.99
----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                         8.29                 8.80                  755.18
----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                        10.84                12.69                  872.00
----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                         11.49                11.93                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                             12.57                13.74                 2427.61
----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                          10.55                10.03                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                       9.57                 9.74                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                         7.38                 6.70                  981.53
----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                               12.46                13.02                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                   20.25                27.72                  545.44
----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                        24.04                29.37                 1219.19
----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                        21.45                27.56                    0.00
----------------------------------------------------------------------------------------------------------------------------------

Table 17 - 1.95% Asset Charge
     Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge
     Rider - Five Years
     Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Zero Years
     Base Contract with Bonus Credit Rider and GMWB Moderate Asset Allocation Model
     Base Contract with Minimum Premium Rider and GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB
     Moderate Asset Allocation Model
     Base Contract with Five-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                Accumulation         Accumulation            Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period         Units at End of
                                                                         (12/31/05)           (12/31/06)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2006
----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                          13.52                15.44                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                          13.05                13.46                 1208.73
----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                  14.14                15.32                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                   16.44                20.23                 2436.44
----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                           14.33                14.78                30037.81
----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                 14.55                17.01                 1046.12
----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                    16.43                17.75                 2980.06
----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                             18.00                21.19                  222.54
----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                             12.96                13.93                  145.57
----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                 14.53                16.70                  419.85
----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                      14.15                16.22                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                  9.98                 9.94                 5113.67
----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                        15.06                18.43                41240.00
----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                  10.36                12.16                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                        10.72                12.64                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                 9.98                 9.46                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                14.67                17.04                39950.89
----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                        12.89                13.91                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                13.37                14.02                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                              12.71                12.57                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                      12.10                12.72                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                              12.58                13.17                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                           12.25                13.39                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                         15.87                17.35                 4570.11
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                      14.39                16.92                 1995.92
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                    12.94                14.32                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                               13.78                14.20                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                             13.12                13.72                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                        12.88                14.02                16469.36
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                          13.60                15.40                41234.22
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                              10.79                11.02                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                             19.30                21.28                  490.89
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                        9.92                10.21                91232.17
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                           17.93                20.71                 2284.38
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                   11.19                12.73                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                     10.58                11.65                16314.72
----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                  10.29                12.38                  106.00
----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                           11.23                12.80                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                            14.44                15.31                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                 10.69                10.92                58378.84
----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                        16.75                18.89                  154.71
----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                         14.26                16.40                  589.87
----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                           20.35                25.76                 4228.03
----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                           16.21                17.84                21771.51
----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                            14.46                15.26                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                            13.25                14.64                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                              13.46                14.91                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                   14.26                15.41                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                       10.20                10.53                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                  11.30                12.69                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                        11.11                12.12                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                            11.88                12.71                27175.85
----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                           9.83                10.02                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                           11.16                11.03                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                          10.40                10.59               116459.46
----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                      9.48                10.35                 4143.00
----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                      9.99                12.16                   48.03
----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                       5.32                 5.15                 3128.05
----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                         8.29                 8.78                 1734.20
----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                        14.93                17.47                   51.69
----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                         14.54                15.08                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                             12.56                13.72                 2579.38
----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                          10.55                10.02                   42.00
----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                       9.62                 9.79                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                         6.51                 5.90                 2470.75
----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                               12.44                12.99                    0.00
----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                   24.68                33.77                 2166.16
----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                        27.46                33.53                 4408.77
----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                        21.42                27.50                  575.44
----------------------------------------------------------------------------------------------------------------------------------

Table 18 - 2.05% Asset Charge
     Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge


     Rider - Five Years
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit
     Rider
     Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge
     Rider - Three Years
     Base Contract with Bonus Credit Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Zero Years
     Base Contract with Three-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation
     Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender
     Charge Rider, and GMWB Conservative Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider
     and GMWB Conservative Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period        Units at End of
                                                                         (12/31/05)           (12/31/06)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2006
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            11.91                13.58                 599.43
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.89                11.23                1806.35
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                     9.48                10.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     13.51                16.61                4689.45
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             10.34                10.66               31686.96
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.64                12.44                5238.05
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      12.44                13.42                8815.95
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               13.60                15.99                3009.43
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               11.63                12.49                4938.14
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   11.74                13.48                 815.17
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        11.40                13.04                3428.42
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                    9.97                 9.92               14634.34
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          12.66                15.47               32918.97
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.34                12.14                 513.38
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.71                12.61                2257.66
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   9.97                 9.44                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  12.68                14.72               38342.27
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.96                11.82                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.56                11.05                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                 9.36                 9.24                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.81                11.34                2850.05
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.54                11.02                 565.97
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             11.05                12.07                5258.24
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           14.47                15.80               30155.29
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        11.89                13.97               21639.43
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.92                12.08                1931.87
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 11.18                11.51                  97.69
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                                9.50                 9.92                 170.63
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          13.50                14.69                7541.91
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.82                12.23               51806.78
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                11.20                11.43               16363.54
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               17.05                18.77                5488.59
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                          9.85                10.13               32797.06
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             14.95                17.25               18974.06
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     11.17                12.70                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.57                11.63                9430.58
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.28                12.35                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             11.22                12.77                4041.60
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              14.40                15.25                 402.73
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   11.00                11.22               17285.54
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          12.72                14.34                4661.93
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           11.63                13.36               17003.72
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             17.25                21.82               11571.96
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             14.38                15.81               16742.58
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              10.38                10.95                 882.45
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.82                11.94                 848.85
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                 9.65                10.68                 515.31
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     11.16                12.05                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.19                10.51                 168.57
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    11.29                12.67                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          11.10                12.09                2996.05
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              11.85                12.66                5552.71
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.80                 9.98               14445.50
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             11.13                10.99                8999.69
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.37                10.55               71063.70
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                        9.47                10.33                2999.83
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                        9.98                12.13                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         5.80                 5.60                1314.21
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           8.27                 8.76                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.78                12.60                 450.73
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           11.43                11.84                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               12.54                13.69                 803.15
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.54                10.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.51                 9.68               20578.67
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           7.34                 6.65                1101.62
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 12.40                12.94                 301.79
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     20.14                27.53                5573.46
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          23.90                29.16                6151.23
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          21.35                27.39                4245.69
-----------------------------------------------------------------------------------------------------------------------------------

Table 19 - 2.10% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit
     Rider, Five-Year Surrender Charge Rider
     and GMWB Moderate Asset Allocation Model
     Base Contract with Minimum Premium Rider,
     Guaranteed Minimum Death Benefit Rider and GMWB
     Moderate Asset Allocation Model
     Base Contract with Minimum Premium Rider, Zero-Year
     Surrender Charge Rider and GMWB Moderate
     Asset Allocation Model

-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period        Units at End of
                                                                         (12/31/05)           (12/31/06)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2006
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            10.77                12.28                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            11.36                11.70                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                    10.25                11.09                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     11.52                14.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             11.35                11.69                 616.16
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   11.55                13.49                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      11.05                11.92                 264.52
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               11.90                13.98                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               10.44                11.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   12.42                14.25                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.55                12.06                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                    9.97                 9.91                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          11.46                14.00                1289.94
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.34                12.13                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.70                12.60                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   9.97                 9.43                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  10.59                12.28                1088.46
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.46                11.27                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.13                10.61                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                 9.19                 9.07                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.33                10.83                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.35                10.82                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.45                11.41                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           11.67                12.73                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        10.58                12.43                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.68                11.80                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.86                11.18                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                               10.54                11.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          10.12                11.00                 372.56
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.48                11.85                1206.23
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                10.01                10.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               11.81                13.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                         10.09                10.36                 869.45
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             12.05                13.89                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     10.58                12.02                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.56                11.62                 262.35
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.28                12.34                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             11.21                12.76                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              11.42                12.08                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.11                10.31                 487.77
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          10.48                11.81                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           10.38                11.92                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             12.90                16.31                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             10.99                12.08                 427.68
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              11.10                11.70                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.80                11.91                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                10.65                11.78                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.91                11.78                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.19                10.50                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    11.29                12.65                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          11.10                12.08                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              10.27                10.97                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.89                10.07                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             10.10                 9.96                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.07                10.24                1964.86
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                        9.46                10.32                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                        9.97                12.12                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         9.64                 9.31                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           9.14                 9.68                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.56                12.33                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           10.16                10.52                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               11.44                12.48                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.53                 9.99                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.98                10.14                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           9.46                 8.57                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                  9.59                10.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     13.62                18.60                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          14.46                17.63                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          12.50                16.02                   0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 20 - 2.15% Asset Charge
     Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge
     Rider - Three Years
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider
     Base Contract with Minimum Premium Rider and Higher Education Rider
     Base Contract with GMWB Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender
     Charge Rider, and GMWB Moderate-Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender
     Charge Rider, and GMWB Conservative Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider
     and GMWB Moderate-Conservative Asset Allocation Model
     Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider
     and Conservative Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period        Units at End of
                                                                         (12/31/05)           (12/31/06)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2006
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            11.86                13.52                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.85                11.17                 136.84
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                     9.44                10.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     13.46                16.53                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             10.30                10.60                2674.55
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.60                12.38                 539.36
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      12.39                13.36               10097.23
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               13.55                15.91                 467.10
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               11.58                12.43                   4.77
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   11.69                13.42                5876.33
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        11.35                12.98                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                    9.96                 9.90                2160.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          12.61                15.40                2137.74
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.33                12.12                3215.02
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.70                12.59                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   9.96                 9.42                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  12.63                14.65               11078.43
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.92                11.76                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.52                11.00                 259.54
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                 9.32                 9.20                 495.48
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.76                11.29                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.50                10.97                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             11.00                12.01                1728.85
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           14.41                15.72               78807.71
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        11.84                13.90                1101.24
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.88                12.02                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 11.13                11.46                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                                9.46                 9.87                  59.95
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          13.45                14.62                 178.83
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.77                12.17                3396.15
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                11.15                11.37                 604.66
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               16.98                18.68               29717.16
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                          9.82                10.08                1886.92
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             14.89                17.16                5817.16
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     11.15                12.66                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.56                11.60                 514.72
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.27                12.33                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             11.21                12.75                 270.21
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              14.36                15.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.96                11.17                1688.06
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          12.68                14.27                 265.05
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           11.58                13.30                 310.23
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             17.19                21.71                2331.65
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             14.33                15.74                1650.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              10.34                10.89                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.77                11.88                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                 9.62                10.63                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     11.12                11.99                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.18                10.49                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    11.28                12.64                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          11.09                12.07                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              11.81                12.61                1371.29
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.77                 9.95                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             11.10                10.95                 996.95
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.35                10.52               11053.48
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                        9.46                10.31                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                        9.97                12.11                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         5.78                 5.57                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           8.26                 8.74                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.75                12.54                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           11.39                11.79                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               12.52                13.65                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.53                 9.98                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.48                 9.63                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           7.31                 6.62                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 12.36                12.89                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     20.07                27.40                9288.10
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          23.81                29.01                 810.75
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          21.28                27.27                 110.42
-----------------------------------------------------------------------------------------------------------------------------------

Table 21 - 2.20% Asset Charge
     Base Contract with Minimum Premium Rider and Guaranteed Minimum Premium Rider and Surrender Charge
     Rider - Zero Years
     Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Moderate-Aggressive Asset Allocation
     Model
     Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Moderate-Aggressive
     Asset Allocation Model
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation
     Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period        Units at End of
                                                                         (12/31/05)           (12/31/06)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2006
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            13.42                15.28                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            12.94                13.33                 635.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                    14.03                15.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     16.31                20.02                 425.83
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             14.22                14.63                3983.34
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   14.43                16.84                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      16.30                17.57                 308.46
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               17.86                20.97                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               12.86                13.79                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   14.42                16.53                  70.66
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        14.04                16.05                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                    9.96                 9.89                7331.93
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          14.94                18.24                 157.14
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.33                12.10                  93.30
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.69                12.58                  90.11
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   9.96                 9.41                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  14.55                16.86                1734.63
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          12.79                13.77                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  13.27                13.87                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                12.61                12.44                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        12.01                12.59                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                12.48                13.03                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             12.15                13.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           15.75                17.17                 953.41
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        14.27                16.75                1238.44
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      12.83                14.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 13.67                14.06                  79.27
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                               13.02                13.57                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          13.99                15.20                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            13.50                15.24                4220.93
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                10.71                10.91                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               19.15                21.06                 260.41
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                          9.85                10.10                2472.14
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             17.63                20.32                1096.14
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     11.14                12.64                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.55                11.59                1122.08
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.27                12.32                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             11.20                12.74                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              14.34                15.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.61                10.81                3696.10
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          16.62                18.70                  59.62
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           14.15                16.23                 918.92
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             20.19                25.49                3842.67
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             16.08                17.66                2263.76
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              14.35                15.11                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              13.14                14.49                  76.86
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                13.36                14.76                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     14.14                15.25                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.18                10.48                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    11.28                12.63                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          11.09                12.06                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              11.80                12.59                2122.89
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.76                 9.93                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             11.09                10.93                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.33                10.50                9622.43
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                        9.45                10.30                 775.38
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                        9.96                12.10                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         5.28                 5.09                 856.15
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           8.25                 8.73                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          14.81                17.29                  59.69
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           14.42                14.92                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               12.51                13.63                  74.35
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.52                 9.97                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.54                 9.69                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           6.46                 5.84                 730.23
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 12.34                12.86                 328.77
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     24.49                33.42                 481.91
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          27.25                33.18                1092.50
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          21.25                27.22                  80.82
-----------------------------------------------------------------------------------------------------------------------------------

Table 22 - 2.25% Asset Charge
     Base Contract with Higher Education Rider and Estate Planning Rider
     Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Moderate-Conservative
     Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender
     Charge Rider, and GMWB Moderate-Conservative Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period        Units at End of
                                                                         (12/31/05)           (12/31/06)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2006
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            11.81                13.45                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.81                11.12                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                     9.41                10.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     13.41                16.45                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             10.26                10.55                 655.20
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.56                12.32                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      12.34                13.29                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               13.49                15.84                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               11.54                12.37                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   11.65                13.35                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        11.31                12.91                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                    9.95                 9.88                 309.61
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          12.56                15.32                 632.04
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.32                12.09                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.69                12.56                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   9.95                 9.40                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  12.58                14.58                 640.63
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.88                11.71                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.48                10.95                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                 9.29                 9.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.72                11.23                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.46                10.91                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.96                11.95                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           14.36                15.64                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        11.79                13.83                  31.91
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.84                11.96                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 11.09                11.40                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                                9.42                 9.82                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          13.40                14.55                 225.35
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.73                12.11                 727.40
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                11.11                11.31                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               16.91                18.59                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                          9.78                10.03                1626.59
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             14.83                17.08                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     11.13                12.63                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.55                11.58                 258.05
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.26                12.31                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             11.20                12.72                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              14.32                15.13                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.92                11.12                1093.28
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          12.63                14.20                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           11.54                13.23                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             17.12                21.61                 151.81
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             14.27                15.66                 323.57
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              10.30                10.84                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.73                11.83                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                 9.58                10.58                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     11.08                11.94                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.17                10.47                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    11.27                12.62                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          11.08                12.05                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              11.78                12.57                  84.45
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.75                 9.91                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             11.07                10.91                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.32                10.48                1976.24
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                        9.45                10.29                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                        9.96                12.08                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         5.75                 5.55                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           8.24                 8.72                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.71                12.49                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           11.34                11.73                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               12.50                13.61                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.52                 9.96                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.44                 9.59                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           7.28                 6.59                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 12.32                12.83                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     19.99                27.27                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          23.72                28.87                  24.98
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          21.22                27.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------


Table 23 - 2.30% Asset Charge
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit
     Rider and Surrender Charge Rider - Five Years
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge
     Rider - Zero Years
     Base Contract with Bonus Credit Rider and GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender
     Charge Rider, and GMWB Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB Moderate-Aggressive
     Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period        Units at End of
                                                                         (12/31/05)           (12/31/06)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2006
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            11.79                13.42                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.79                11.09                 487.81
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                     9.39                10.14                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     13.39                16.42                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             10.24                10.53                1129.20
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.54                12.29                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      12.32                13.26                 234.88
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               13.47                15.80                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               11.51                12.34                  23.75
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   11.63                13.32                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        11.28                12.88                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                    9.95                 9.87                  31.02
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          12.54                15.29                1104.01
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.32                12.08                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.68                12.55                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   9.95                 9.39                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  12.56                14.54                1112.27
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.86                11.68                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.46                10.92                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                 9.27                 9.13                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.70                11.20                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.44                10.89                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.94                11.92                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           14.33                15.60                 344.26
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        11.77                13.80                  64.70
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.81                11.93                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 11.07                11.37                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                                9.41                 9.80                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          13.37                14.51                 197.02
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.71                12.08                1349.31
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                11.09                11.29                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               16.88                18.55                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                          9.76                10.00                 130.48
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             14.80                17.04                 487.46
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     11.12                12.61                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.54                11.57                 355.92
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.26                12.29                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             11.19                12.71                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              14.30                15.11                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.90                11.09                  80.83
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          12.61                14.17                  23.45
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           11.51                13.20                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             17.09                21.55                 126.05
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             14.24                15.62                 412.30
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              10.28                10.81                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.71                11.80                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                 9.56                10.55                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     11.06                11.91                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.17                10.46                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    11.27                12.60                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          11.08                12.03                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              11.77                12.54                   5.54
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.73                 9.89                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             11.06                10.89                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.30                10.46                1625.52
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                        9.44                10.28                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                        9.95                12.07                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         5.74                 5.53                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           8.24                 8.70                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.69                12.46                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           11.32                11.71                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               12.49                13.60                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.51                 9.95                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.43                 9.56                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           7.27                 6.57                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 12.31                12.81                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     19.96                27.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          23.67                28.80                  19.89
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          21.18                27.10                   0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 24 - 2.35% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender
     Charge Rider, and GMWB Moderate Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB
     Moderate Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/05)           (12/31/06)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2006
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            10.70                12.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.21                10.50                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                    10.50                11.33                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     10.04                12.31                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             10.42                10.70                  89.32
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.72                12.49                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      10.23                11.01                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               10.65                12.49                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               10.12                10.84                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   10.93                12.52                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.12                11.55                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.00                 9.93                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          10.71                13.05                 138.88
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.21                11.95                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.18                11.96                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                  10.23                 9.66                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  10.18                11.78                 135.69
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.06                10.81                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                   9.86                10.30                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                10.02                 9.87                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.18                10.65                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.22                10.65                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.42                11.34                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           10.73                11.68                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        10.26                12.02                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.59                11.67                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.67                10.96                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                               10.32                10.74                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          10.00                10.85                  58.67
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.19                11.49                 110.92
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                 9.94                10.11                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               10.75                11.80                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                         10.05                10.29                 290.04
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             11.06                12.72                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     10.34                11.71                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.07                11.05                  43.13
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.08                12.08                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.23                11.62                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              10.57                11.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                    9.97                10.14                 200.54
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          10.02                11.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           10.28                11.78                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             11.21                14.13                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             10.18                11.16                  71.23
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              10.56                11.11                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.31                11.35                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                10.21                11.27                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.14                10.92                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.15                10.43                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.60                11.85                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.33                11.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                               9.99                10.64                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.97                10.13                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             10.01                 9.85                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                             9.93                10.07                 325.83
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.29                11.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.25                12.42                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         9.65                 9.30                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                          10.06                10.63                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.19                11.87                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           10.28                10.63                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               10.72                11.66                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                             9.81                 9.28                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                        10.01                10.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           9.82                 8.87                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                  9.79                10.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     11.39                15.52                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          11.71                14.24                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          11.19                14.31                   0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 25 - 2.40% Asset Charge
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit
     Rider and Surrender Charge Rider - Three Years
     Base Contract with Bonus Credit Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Higher Education Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and
     GMWB Conservative Asset Allocation Model
     Base Contract with Minimum Premium Rider and GMWB Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender
     Charge Rider, and GMWB Moderate-Conservative Asset Allocation Model
     Base Contract with Five-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/05)           (12/31/06)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2006
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            11.74                13.35                  97.45
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.74                11.04                 718.05
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                     9.36                10.09                 636.20
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     13.34                16.34                 863.66
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             10.20                10.47               15140.14
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.50                12.23                 604.65
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      12.27                13.19                4316.71
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               13.42                15.72                 544.60
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               11.47                12.28                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   11.58                13.25                 313.96
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        11.24                12.82                 140.79
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                    9.94                 9.85                3333.96
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          12.49                15.21               13111.70
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.31                12.06                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.67                12.53                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   9.94                 9.37                  69.18
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  12.51                14.47               16386.61
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.82                11.63                 217.28
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.42                10.87                 215.90
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                 9.24                 9.09                 180.27
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.66                11.15                 718.96
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.40                10.83                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.90                11.86                2680.01
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           14.27                15.53                1509.50
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        11.72                13.73                2430.84
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.77                11.87                 466.62
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 11.03                11.32                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                                9.37                 9.75                 913.37
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          13.32                14.44                2810.90
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.67                12.02               18260.75
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                11.05                11.23                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               16.82                18.45                2352.52
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                          9.72                 9.95                1732.76
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             14.74                16.95                7958.81
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     11.10                12.58                 962.20
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.53                11.55                3993.93
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.25                12.27                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             11.18                12.68                 570.08
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              14.26                15.05                1216.26
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.86                11.04                1575.84
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          12.56                14.10                1680.12
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           11.47                13.13                 264.04
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             17.02                21.45                3451.05
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             14.19                15.55                5851.90
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              10.24                10.76                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.67                11.74                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                 9.52                10.50                 390.78
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     11.01                11.85                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.16                10.44                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    11.25                12.58                 629.19
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          11.06                12.01                 473.54
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              11.74                12.50                1473.25
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.71                 9.86                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             11.03                10.85                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.28                10.42               19278.85
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                        9.43                10.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                        9.94                12.05                 169.63
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         5.72                 5.51                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           8.22                 8.68                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.65                12.40                1547.46
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           11.28                11.65                1196.26
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               12.47                13.56                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.50                 9.93                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.39                 9.52                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           7.24                 6.54                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 12.27                12.75                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     19.88                27.08                 244.03
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          23.58                28.66                 899.82
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          21.12                26.99                  99.41
-----------------------------------------------------------------------------------------------------------------------------------

Table 26 - 2.45% Asset Charge
     Base Contract with Bonus Credit Rider, Guaranteed
     Minimum Death Benefit Rider and
     Moderate Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit
     Rider, Five-Year Surrender Charge Rider and
     GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider,
     Guaranteed Minimum Death Benefit Rider and
     GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider,
     Guaranteed Minimum Death Benefit Rider,
     Three-Year Surrender Charge Rider, and GMWB
     Moderate Asset Allocation Model
     Base Contract with Minimum Premium Rider, Zero-Year
     Surrender Charge Rider and GMWB
     Moderate-Aggressive Asset Allocation Model

-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/05)           (12/31/06)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2006
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            10.73                12.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            11.31                11.62                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                    10.21                11.01                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     11.48                14.05                  77.53
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             11.31                11.60                5060.57
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   11.51                13.39                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      11.01                11.83                1959.51
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               11.85                13.88                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               10.40                11.13                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   12.37                14.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.51                11.98                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                    9.93                 9.84                1286.03
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          11.42                13.90                8379.28
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.30                12.04                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.67                12.51                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   9.93                 9.36                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  10.55                12.19                7784.02
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.42                11.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.09                10.53                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                 9.16                 9.01                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.29                10.75                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.31                10.74                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.41                11.32                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           11.62                12.64                  42.03
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        10.54                12.34                 464.61
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.63                11.71                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.82                11.10                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                               10.50                10.92                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          10.08                10.92                2305.37
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.44                11.77                9402.63
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                 9.97                10.14                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               11.77                12.91                  41.43
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                         10.05                10.28                5333.67
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             12.00                13.79                 599.59
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     10.54                11.93                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.53                11.54                1977.53
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.24                12.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             11.17                12.67                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              11.37                11.99                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.08                10.24                3576.97
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          10.44                11.72                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           10.34                11.83                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             12.85                16.19                1566.94
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             10.95                11.99                3181.94
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              11.06                11.61                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.75                11.83                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                10.61                11.69                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.87                11.69                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.15                10.43                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    11.25                12.57                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          11.06                12.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              10.23                10.89                 356.93
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.86                10.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             10.06                 9.89                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.03                10.16               14213.91
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                        9.43                10.25                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                        9.94                12.04                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         9.61                 9.24                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           9.11                 9.61                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.52                12.24                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           10.12                10.44                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               11.40                12.39                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.50                 9.92                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.94                10.07                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           9.42                 8.51                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                  9.56                 9.93                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     13.56                18.47                  63.59
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          14.41                17.50                 349.33
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          12.45                15.90                  35.18
-----------------------------------------------------------------------------------------------------------------------------------

Table 27 - 2.50% Asset Charge
     Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
     Base Contract with Bonus Credit Rider and Higher Education Rider
     Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and
     GMWB Moderate-Conservative Asset Allocation Model
     Base Contract with Three-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/05)           (12/31/06)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2006
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            11.70                13.29                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.70                10.98                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                     9.32                10.05                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     13.29                16.26                  80.60
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             10.16                10.42                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.46                12.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      12.22                13.13                  79.20
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               13.36                15.64                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               11.43                12.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   11.54                13.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        11.20                12.76                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                    9.93                 9.83                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          12.44                15.14                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.30                12.03                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.66                12.50                   6.97
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   9.93                 9.35                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  12.46                14.40                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.78                11.57                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.38                10.82                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                 9.21                 9.05                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.62                11.09                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.36                10.78                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.85                11.80                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           14.22                15.45                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        11.68                13.66                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.73                11.81                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.98                11.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                                9.33                 9.70                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          13.27                14.37                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.63                11.97                 129.75
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                11.00                11.18                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               16.75                18.36                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                          9.68                 9.90                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             14.68                16.87                  10.38
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     11.09                12.54                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.52                11.52                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.24                12.25                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             11.17                12.66                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              14.22                14.99                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.82                10.99                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          12.52                14.04                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           11.43                13.07                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             16.95                21.34                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             14.13                15.47                  70.93
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              10.20                10.71                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.63                11.68                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                 9.49                10.45                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.97                11.79                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.15                10.42                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    11.24                12.55                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          11.05                11.99                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              11.70                12.45                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.68                 9.82                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             11.00                10.81                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.25                10.38                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                        9.43                10.24                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                        9.93                12.02                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         5.70                 5.48                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           8.21                 8.66                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.61                12.34                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           11.24                11.60                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               12.45                13.52                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.49                 9.91                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.36                 9.48                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           7.22                 6.51                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 12.23                12.70                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     19.81                26.96                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          23.49                28.52                  38.79
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          21.05                26.88                   0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 28 - 2.55% Asset Charge
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit
     Rider and Surrender Charge Rider - Zero Years
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/05)           (12/31/06)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2006
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            13.27                15.06                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            12.80                13.13                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                    13.87                14.94                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     16.13                19.73                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             14.06                14.42                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   14.27                16.60                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      16.12                17.31                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               17.66                20.66                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               12.72                13.59                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   14.26                16.29                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        13.89                15.82                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                    9.92                 9.82                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          14.78                17.97                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.29                12.02                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.66                12.49                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   9.92                 9.34                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  14.39                16.62                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          12.65                13.57                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  13.12                13.67                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                12.48                12.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        11.88                12.40                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                12.34                12.84                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             12.02                13.06                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           15.57                16.92                  59.50
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        14.12                16.51                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      12.69                13.97                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 13.52                13.85                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                               12.88                13.38                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          13.84                14.98                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            13.35                15.02                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                10.59                10.75                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               18.94                20.75                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                          9.74                 9.96                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             17.62                20.23                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     11.08                12.53                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.52                11.51                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.23                12.23                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             11.16                12.65                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              14.20                14.96                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.49                10.65                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          16.43                18.43                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           13.99                16.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             19.96                25.12                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             15.90                17.40                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              14.19                14.89                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              13.00                14.28                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                13.21                14.54                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     13.99                15.03                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.14                10.41                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    11.24                12.54                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          11.05                11.97                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              11.69                12.43                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.67                 9.80                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             10.99                10.79                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.24                10.36                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                        9.42                10.23                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                        9.93                12.01                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         5.22                 5.02                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           8.20                 8.65                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          14.65                17.04                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           14.26                14.71                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               12.44                13.51                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.49                 9.90                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.44                 9.55                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           6.39                 5.76                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 12.21                12.67                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     24.22                32.94                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          26.95                32.70                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          21.02                26.82                   0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 29 - 2.60% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender
     Charge Rider, and GMWB Moderate Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/05)           (12/31/06)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2006
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            10.69                12.13                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.20                10.46                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                    10.49                11.29                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     10.03                12.27                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             10.41                10.67                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.71                12.44                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      10.22                10.97                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               10.65                12.45                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               10.11                10.80                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   10.92                12.48                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.11                11.51                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                    9.99                 9.89                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          10.70                13.01                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.20                11.91                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.17                11.92                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                  10.22                 9.63                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  10.17                11.74                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.05                10.78                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                   9.86                10.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                10.01                 9.83                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.17                10.62                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.21                10.62                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.41                11.31                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           10.72                11.64                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        10.25                11.98                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.58                11.63                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.66                10.92                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                               10.31                10.71                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                           9.99                10.81                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.18                11.45                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                 9.93                10.08                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               10.74                11.76                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                         10.04                10.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             11.05                12.68                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     10.33                11.67                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.06                11.01                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.07                12.04                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.22                11.58                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              10.56                11.12                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                    9.96                10.10                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          10.01                11.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           10.27                11.74                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             11.20                14.09                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             10.17                11.12                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              10.56                11.07                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.31                11.32                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                10.21                11.23                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.13                10.88                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.14                10.40                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.59                11.81                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.32                11.18                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                               9.98                10.61                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.96                10.09                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             10.00                 9.81                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                             9.92                10.04                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.28                11.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.24                12.38                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         9.64                 9.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                          10.05                10.59                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.18                11.83                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           10.28                10.59                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               10.71                11.62                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                             9.80                 9.25                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                        10.00                10.12                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           9.81                 8.84                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                  9.79                10.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     11.38                15.47                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          11.70                14.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          11.18                14.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 30 - 2.65% Asset Charge
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider and Guaranteed
     Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death Benefit
     Rider
     Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Aggressive Asset
     Allocation Model
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/05)           (12/31/06)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2006
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            11.63                13.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.64                10.90                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                     9.27                 9.98                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     13.22                16.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             10.10                10.35                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.40                12.08                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      12.15                13.03                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               13.28                15.53                  24.53
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               11.36                12.13                  72.77
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   11.47                13.09                  33.82
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        11.13                12.66                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                    9.91                 9.80                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          12.37                15.03                  42.05
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.28                12.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.64                12.46                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   9.91                 9.33                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  12.39                14.29                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.72                11.49                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.33                10.75                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                 9.15                 8.99                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.56                11.01                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.30                10.70                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.79                11.72                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           14.13                15.34                 267.86
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        11.61                13.56                  74.40
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.67                11.72                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.92                11.18                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                                9.28                 9.63                 106.68
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          13.19                14.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.56                11.88                  51.62
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                10.94                11.09                 292.82
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               16.65                18.23                  23.76
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                          9.63                 9.83                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             14.60                16.75                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     11.06                12.49                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.51                11.49                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.22                12.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             11.15                12.62                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              14.16                14.91                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.76                10.91                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          12.45                13.94                  26.64
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           11.36                12.97                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             16.85                21.19                  26.57
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             14.05                15.36                  29.89
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              10.14                10.63                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.57                11.60                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                 9.43                10.37                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.90                11.70                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.13                10.39                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    11.23                12.52                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          11.04                11.95                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              11.66                12.38                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.64                 9.77                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             10.96                10.75                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.21                10.32                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                        9.41                10.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                        9.92                11.99                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         5.67                 5.44                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           8.19                 8.62                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.55                12.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           11.18                11.52                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               12.42                13.47                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.47                 9.88                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.31                 9.41                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           7.18                 6.47                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 12.17                12.62                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     19.70                26.77                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          23.35                28.31                  61.30
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          20.95                26.71                   0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 31 - 2.70% Asset Charge
     Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and
     GMWB Moderate Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender
     Charge Rider, and GMWB Moderate-Aggressive Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB
     Moderate-Aggressive Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/05)           (12/31/06)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2006
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            10.69                12.11                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.20                10.45                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                    10.48                11.27                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     10.03                12.25                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             10.41                10.65                 424.10
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.70                12.43                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      10.22                10.95                 112.95
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               10.64                12.43                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               10.11                10.78                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   10.92                12.46                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.11                11.49                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                    9.99                 9.88                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          10.70                12.99                 606.50
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.20                11.89                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.17                11.90                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                  10.22                 9.61                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  10.16                11.72                 626.12
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.05                10.76                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                   9.85                10.25                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                10.01                 9.82                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.17                10.60                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.21                10.60                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.40                11.29                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           10.72                11.63                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        10.25                11.96                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.57                11.62                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.66                10.91                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                               10.31                10.69                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                           9.99                10.79                 118.94
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.18                11.43                 582.29
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                 9.93                10.06                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               10.74                11.75                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                         10.03                10.24                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             11.04                12.66                 248.43
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     10.32                11.66                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.06                10.99                 150.37
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.07                12.02                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.22                11.56                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              10.55                11.10                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                    9.95                10.09                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          10.01                11.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           10.27                11.73                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             11.19                14.07                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             10.17                11.11                 234.22
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              10.55                11.05                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.30                11.30                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                10.20                11.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.13                10.86                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.13                10.38                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.58                11.79                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.32                11.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                               9.98                10.59                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.96                10.08                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             10.00                 9.80                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                             9.91                10.02                 728.14
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.28                11.14                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.23                12.36                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         9.64                 9.25                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                          10.05                10.58                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.17                11.81                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           10.27                10.58                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               10.71                11.61                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                             9.79                 9.23                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                        10.00                10.10                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           9.81                 8.83                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                  9.78                10.14                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     11.38                15.45                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          11.69                14.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          11.17                14.24                   0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 32 - 2.75% Asset Charge
     Base Contract with Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider
     Base Contract with Bonus Credit Rider and GMWB Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB Aggressive Asset
     Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at        Unit Value at        Accumulation
                                                                      Beginning of         End of Period        Units at End of
                                                                      (12/31/05)           (12/31/06)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2006
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            11.58                13.12                  28.37
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.60                10.85                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                     9.24                 9.93                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     13.17                16.08                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             10.06                10.30                  19.69
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.36                12.02                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      12.10                12.97                  24.11
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               13.23                15.45                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               11.31                12.07                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   11.42                13.03                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        11.09                12.60                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                    9.90                 9.79                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          12.32                14.95                  53.78
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.27                11.97                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.63                12.44                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   9.90                 9.31                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  12.34                14.22                  32.36
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.68                11.44                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.29                10.70                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                 9.12                 8.94                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.51                10.96                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.26                10.65                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.75                11.66                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           14.08                15.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        11.56                13.49                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.63                11.67                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.88                11.12                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                                9.24                 9.58                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          13.14                14.19                   9.23
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.52                11.82                  35.21
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                10.90                11.04                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               16.59                18.14                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                          9.59                 9.78                  31.13
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             14.54                16.66                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     11.04                12.46                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.50                11.47                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.21                12.18                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             11.14                12.60                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              14.13                14.85                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.72                10.86                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          12.40                13.88                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           11.31                12.91                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             16.79                21.08                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             13.99                15.28                  13.53
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              10.10                10.58                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.52                11.54                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                 9.39                10.32                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.86                11.65                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.12                10.37                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    11.22                12.49                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          11.03                11.93                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              11.63                12.34                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.62                 9.73                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             10.93                10.71                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.18                10.29                  29.34
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                        9.40                10.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                        9.91                11.96                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         5.65                 5.42                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           8.18                 8.60                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.51                12.20                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           11.14                11.46                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               12.40                13.43                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.46                 9.86                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.27                 9.37                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           7.15                 6.44                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 12.13                12.57                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     19.63                26.64                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          23.26                28.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          20.88                26.60                   0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 33 - 2.80% Asset Charge
     Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Moderate-Aggressive Asset
     Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender
     Charge Rider, and GMWB Moderate-Aggressive Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/05)           (12/31/06)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2006
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            10.69                12.10                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            11.27                11.53                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                    10.17                10.93                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     11.43                13.95                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             11.26                11.52                4372.98
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   11.46                13.29                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      10.97                11.75                1203.99
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               11.81                13.78                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               10.36                11.05                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   12.32                14.05                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.47                11.89                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                    9.90                 9.78                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          11.37                13.80                6033.02
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.27                11.96                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.63                12.43                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   9.90                 9.30                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  10.51                12.10                6221.02
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.38                11.11                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.06                10.45                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                 9.12                 8.94                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.25                10.68                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.27                10.66                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.37                11.24                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           11.58                12.55                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        10.50                12.25                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.59                11.63                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.78                11.02                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                               10.46                10.84                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          10.04                10.84                1270.05
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.40                11.68                5968.78
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                 9.94                10.06                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               11.72                12.82                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                         10.01                10.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             11.95                13.69                2460.85
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     10.50                11.84                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.49                11.46                1603.21
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.20                12.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             11.13                12.58                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              11.33                11.91                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.04                10.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          10.40                11.63                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           10.30                11.74                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             12.80                16.07                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             10.91                11.90                2367.14
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              11.01                11.53                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.71                11.74                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                10.57                11.61                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.83                11.61                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.12                10.36                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    11.21                12.48                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          11.02                11.91                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              10.19                10.81                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.82                 9.93                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             10.02                 9.82                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                             9.99                10.09                7944.29
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                        9.40                10.18                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                        9.91                11.95                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         9.57                 9.18                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           9.07                 9.54                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.48                12.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           10.08                10.37                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               11.35                12.30                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.46                 9.85                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.90                10.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           9.39                 8.44                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                  9.52                 9.86                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     13.51                18.33                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          14.35                17.37                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          12.40                15.79                   0.00
-----------------------------------------------------------------------------------------------------------------------------------


Table 34 - 2.85% Asset Charge
     Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/05)           (12/31/06)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2006
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            11.54                13.06                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.56                10.80                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                     9.20                 9.88                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     13.12                16.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             10.02                10.25                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.32                11.96                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      12.06                12.91                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               13.18                15.38                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               11.27                12.01                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   11.38                12.96                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        11.04                12.54                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                    9.89                 9.77                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          12.27                14.88                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.26                11.95                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.62                12.41                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   9.89                 9.29                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  12.29                14.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.64                11.39                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.25                10.65                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                 9.09                 8.90                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.47                10.91                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.22                10.60                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.71                11.60                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           14.02                15.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        11.52                13.43                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.58                11.61                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.83                11.07                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                                9.21                 9.54                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          13.09                14.12                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.48                11.76                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                10.85                10.99                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               16.52                18.05                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                          9.55                 9.74                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             14.49                16.58                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     11.02                12.43                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.49                11.44                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.20                12.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             11.13                12.57                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              14.09                14.80                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.68                10.81                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          12.36                13.81                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           11.27                12.85                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             16.72                20.98                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             13.94                15.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              10.06                10.52                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.48                11.48                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                 9.36                10.27                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.82                11.59                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.11                10.35                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    11.20                12.47                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          11.02                11.90                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              11.60                12.29                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.59                 9.69                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             10.90                10.67                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.15                10.25                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                        9.39                10.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                        9.90                11.94                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         5.63                 5.39                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           8.16                 8.58                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.47                12.14                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           11.10                11.41                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               12.38                13.40                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.45                 9.84                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.24                 9.32                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           7.13                 6.41                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 12.09                12.52                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     19.56                26.52                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          23.17                28.03                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          20.82                26.49                   0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 35 - 2.90% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB
     Aggressive Asset Allocation Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB Aggressive
     Asset Allocation Model
     Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Aggressive Asset
     Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/05)           (12/31/06)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2006
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            10.68                12.08                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.19                10.42                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                    10.48                11.24                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     10.02                12.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             10.40                10.62                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.70                12.39                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      10.21                10.92                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               10.63                12.40                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               10.10                10.76                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   10.91                12.43                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.10                11.46                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                    9.98                 9.85                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          10.69                12.96                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.19                11.86                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.16                11.87                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                  10.21                 9.59                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  10.16                11.69                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.04                10.73                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                   9.85                10.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                10.00                 9.79                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.16                10.57                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.20                10.58                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.40                11.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           10.71                11.59                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        10.24                11.93                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.57                11.58                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.65                10.88                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                               10.30                10.66                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                           9.98                10.77                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.17                11.40                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                 9.92                10.04                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               10.73                11.72                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                         10.03                10.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             11.04                12.63                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     10.32                11.63                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.05                10.96                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.06                11.99                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.21                11.53                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              10.55                11.07                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                    9.95                10.06                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          10.00                11.18                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           10.26                11.69                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             11.19                14.03                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             10.16                11.08                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              10.54                11.02                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.29                11.27                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                10.19                11.18                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.12                10.83                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.13                10.35                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.58                11.76                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.31                11.14                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                               9.97                10.56                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.95                10.05                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                              9.99                 9.77                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                             9.91                 9.99                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.27                11.11                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.23                12.33                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         9.63                 9.23                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                          10.04                10.55                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.17                11.78                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           10.26                10.55                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               10.70                11.58                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                             9.79                 9.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.99                10.08                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           9.80                 8.81                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                  9.78                10.11                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     11.37                15.41                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          11.68                14.13                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          11.17                14.20                   0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 36 - 2.95% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender
     Charge Rider, and GMWB Moderate-Aggressive Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/05)           (12/31/06)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2006
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            10.68                12.07                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.19                10.41                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                    10.47                11.24                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     10.02                12.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             10.40                10.62                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.70                12.39                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      10.21                10.92                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               10.63                12.39                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               10.10                10.75                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   10.91                12.42                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.10                11.45                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                    9.98                 9.85                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          10.69                12.95                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.19                11.85                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.16                11.86                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                  10.21                 9.58                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  10.16                11.68                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.04                10.73                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                   9.84                10.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                10.00                 9.79                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.16                10.57                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.20                10.57                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.39                11.25                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           10.71                11.59                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        10.24                11.92                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.56                11.58                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.65                10.87                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                               10.30                10.66                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                           9.98                10.76                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.17                11.40                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                 9.92                10.03                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               10.73                11.71                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                         10.03                10.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             11.03                12.62                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     10.31                11.62                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.05                10.96                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.06                11.98                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.21                11.52                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              10.55                11.07                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                    9.95                10.06                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          10.00                11.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           10.26                11.69                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             11.18                14.02                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             10.16                11.07                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              10.54                11.02                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.29                11.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                10.19                11.18                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.12                10.83                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.12                10.35                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.57                11.75                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.31                11.13                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                               9.97                10.56                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.95                10.04                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                              9.99                 9.77                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                             9.91                 9.99                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.27                11.10                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.23                12.32                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         9.63                 9.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                          10.04                10.54                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.16                11.77                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           10.26                10.54                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               10.70                11.57                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                             9.78                 9.20                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.99                10.07                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           9.80                 8.80                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                  9.77                10.11                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     11.37                15.40                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          11.68                14.12                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          11.16                14.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 37 - 3.00% Asset Charge
     Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider and Guaranteed
     Minimum Death Benefit Rider
     Base Contract with Bonus Credit Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/05)           (12/31/06)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2006
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            11.47                12.96                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.49                10.72                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                     9.15                 9.81                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     13.05                15.89                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                              9.97                10.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.26                11.87                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      11.98                12.81                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               13.10                15.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               11.20                11.92                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   11.31                12.87                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.98                12.45                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                    9.88                 9.74                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          12.20                14.77                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.25                11.91                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.61                12.38                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   9.88                 9.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  12.22                14.05                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.59                11.31                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.19                10.57                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                 9.04                 8.84                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.41                10.83                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.16                10.52                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.64                11.52                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           13.94                15.08                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        11.45                13.33                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.52                11.53                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.77                10.99                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                                9.15                 9.47                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          13.01                14.02                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.42                11.68                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                10.79                10.90                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               16.43                17.92                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                          9.49                 9.66                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             14.40                16.46                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     10.99                12.38                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.47                11.41                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.18                12.12                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             11.11                12.53                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              14.03                14.71                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.62                10.74                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          12.29                13.72                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           11.20                12.75                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             16.62                20.83                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             13.86                15.09                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              10.00                10.45                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.42                11.40                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                 9.30                10.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.76                11.50                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.10                10.32                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    11.19                12.43                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          11.00                11.87                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              11.55                12.23                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.55                 9.64                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             10.86                10.61                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.11                10.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                        9.38                10.14                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                        9.89                11.90                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         5.60                 5.36                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           8.14                 8.54                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.42                12.06                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           11.04                11.33                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               12.35                13.35                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.44                 9.81                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.19                 9.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           7.09                 6.36                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 12.04                12.44                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     19.45                26.33                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          23.03                27.83                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          20.72                26.33                   0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 38 - 3.05% Asset Charge
     Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and
     GMWB Moderate-Aggressive Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/05)           (12/31/06)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2006
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            10.67                12.06                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.19                10.40                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                    10.47                11.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     10.02                12.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             10.40                10.60                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.69                12.37                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      10.20                10.90                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               10.63                12.37                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               10.09                10.73                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   10.91                12.40                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.09                11.44                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                    9.98                 9.83                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          10.68                12.93                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.19                11.84                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.16                11.84                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                  10.21                 9.57                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  10.15                11.67                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.03                10.71                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                   9.84                10.20                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                10.00                 9.77                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.15                10.55                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.19                10.55                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.39                11.24                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           10.70                11.57                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        10.23                11.91                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.56                11.56                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.65                10.86                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                               10.29                10.64                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                           9.98                10.74                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.16                11.38                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                 9.92                10.02                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               10.72                11.69                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                         10.02                10.20                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             11.03                12.60                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     10.31                11.60                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.05                10.94                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.06                11.97                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.21                11.51                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              10.54                11.05                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                    9.94                10.04                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          10.00                11.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           10.26                11.67                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             11.18                14.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             10.15                11.05                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              10.54                11.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.29                11.25                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                10.19                11.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.11                10.81                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.12                10.33                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.57                11.74                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.31                11.11                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                               9.96                10.54                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.94                10.03                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                              9.98                 9.75                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                             9.90                 9.97                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.26                11.09                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.22                12.30                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         9.63                 9.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                          10.04                10.53                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.16                11.76                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           10.26                10.53                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               10.69                11.55                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                             9.78                 9.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.99                10.06                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           9.80                 8.79                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                  9.77                10.09                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     11.36                15.38                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          11.68                14.10                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          11.16                14.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------


Table 39 - 3.10% Asset Charge
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate
     Planning Rider
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/05)           (12/31/06)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2006
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            11.43                12.90                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.45                10.67                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                     9.12                 9.77                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     13.00                15.82                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                              9.93                10.12                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.22                11.81                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      11.94                12.75                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               13.05                15.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               11.16                11.86                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   11.27                12.81                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.94                12.39                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                    9.87                 9.72                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          12.15                14.70                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.24                11.89                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.60                12.35                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   9.87                 9.24                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  12.17                13.98                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.55                11.25                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.16                10.52                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                 9.00                 8.80                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.37                10.77                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.12                10.47                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.60                11.46                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           13.89                15.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        11.41                13.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.48                11.47                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.73                10.93                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                                9.12                 9.42                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          12.96                13.95                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.38                11.62                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                10.75                10.85                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               16.36                17.83                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                          9.46                 9.62                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             14.34                16.38                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     10.98                12.35                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.46                11.39                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.17                12.10                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             11.10                12.51                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              13.99                14.66                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.58                10.69                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          12.24                13.65                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           11.16                12.69                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             16.56                20.72                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             13.80                15.02                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                               9.96                10.40                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.38                11.34                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                 9.27                10.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.71                11.45                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.09                10.30                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    11.18                12.40                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.99                11.84                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              11.52                12.18                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.53                 9.61                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             10.83                10.57                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.09                10.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                        9.37                10.12                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                        9.88                11.88                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         5.58                 5.33                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           8.13                 8.52                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.38                12.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           11.00                11.28                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               12.32                13.31                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.43                 9.79                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.15                 9.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           7.06                 6.33                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 12.00                12.39                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     19.38                26.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          22.94                27.69                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          20.65                26.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 40 - 3.15% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender
     Charge Rider, and GMWB Aggressive Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB
     Aggressive Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/05)           (12/31/06)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2006
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            10.67                12.04                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.18                10.38                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                    10.47                11.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     10.01                12.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             10.39                10.59                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.69                12.35                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      10.20                10.89                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               10.62                12.36                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               10.09                10.72                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   10.90                12.39                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.09                11.42                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                    9.98                 9.82                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          10.68                12.91                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.18                11.82                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.15                11.83                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                  10.20                 9.55                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  10.15                11.65                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.03                10.70                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                   9.84                10.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                 9.99                 9.76                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.15                10.54                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.19                10.54                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.39                11.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           10.70                11.56                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        10.23                11.89                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.56                11.55                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.64                10.84                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                               10.29                10.63                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                           9.97                10.73                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.16                11.37                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                 9.91                10.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               10.72                11.68                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                         10.02                10.18                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             11.03                12.59                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     10.31                11.59                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.04                10.93                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.05                11.95                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.20                11.49                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              10.54                11.04                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                    9.94                10.03                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          10.00                11.14                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           10.25                11.65                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             11.18                13.98                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             10.15                11.04                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              10.53                10.99                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.29                11.23                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                10.19                11.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.11                10.80                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.12                10.32                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.57                11.72                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.30                11.10                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                               9.96                10.53                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.94                10.02                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                              9.98                 9.74                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                             9.90                 9.96                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.26                11.07                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.22                12.29                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         9.62                 9.20                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                          10.03                10.51                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.16                11.74                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           10.25                10.51                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               10.69                11.54                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                             9.78                 9.18                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.98                10.04                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           9.79                 8.78                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                  9.77                10.08                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     11.36                15.36                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          11.67                14.08                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          11.16                14.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 41 - 3.25% Asset Charge
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Guaranteed
     Minimum Death Benefit Rider
     Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Aggressive Asset Allocation
     Model
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender
     Charge Rider, and GMWB Aggressive Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/05)           (12/31/06)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2006
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            11.36                12.81                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.39                10.59                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                     9.07                 9.70                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     12.93                15.70                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                              9.87                10.05                3507.76
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.16                11.73                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      11.87                12.65                1426.19
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               12.98                15.08                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               11.09                11.77                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   11.20                12.71                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.87                12.30                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                    9.85                 9.69                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          12.08                14.59                3535.33
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.22                11.85                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.58                12.32                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   9.85                 9.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  12.10                13.88                3596.64
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.49                11.18                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.10                10.45                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                 8.96                 8.74                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.31                10.69                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.06                10.39                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.54                11.38                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           13.81                14.89                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        11.34                13.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.42                11.38                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.66                10.85                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                                9.06                 9.35                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          12.88                13.85                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.32                11.53                4536.24
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                10.68                10.77                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               16.27                17.70                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                          9.40                 9.55                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             14.26                16.26                2561.62
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     10.95                12.30                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.45                11.35                 771.12
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.16                12.06                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             11.09                12.47                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              13.93                14.57                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.53                10.61                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          12.18                13.56                 644.83
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           11.09                12.60                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             16.46                20.57                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             13.72                14.91                1387.28
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                               9.91                10.32                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.32                11.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                 9.21                10.07                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.65                11.36                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.07                10.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    11.16                12.37                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.97                11.81                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              11.47                12.12                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.49                 9.55                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             10.78                10.51                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.05                10.10                 802.74
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                        9.36                10.09                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                        9.86                11.85                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         5.55                 5.29                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           8.11                 8.49                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.32                11.92                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           10.94                11.20                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               12.29                13.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.41                 9.76                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.10                 9.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           7.02                 6.29                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 11.94                12.31                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     19.27                26.03                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          22.81                27.49                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          20.56                26.05                   0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 42 - 3.35% Asset Charge
     Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider and Guaranteed
     Minimum Death Benefit Rider
-----------------------------------------------------------------------------------------------------------------------------------
                         Investment Division                            Accumulation         Accumulation           Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period        Units at End of
                                                                         (12/31/05)           (12/31/06)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2006
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            11.31                12.74                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.35                10.54                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                     9.04                 9.65                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     12.88                15.63                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                              9.83                10.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.12                11.67                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      11.82                12.59                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               12.93                15.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               11.05                11.72                 698.79
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   11.16                12.65                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.83                12.24                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                    9.84                 9.67                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          12.03                14.52                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.21                11.83                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.57                12.29                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   9.84                 9.20                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  12.05                13.81                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.45                11.12                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.06                10.40                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                 8.92                 8.70                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.27                10.64                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.02                10.34                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.50                11.32                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           13.75                14.82                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        11.30                13.10                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.38                11.33                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.62                10.80                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                                9.03                 9.30                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          12.83                13.78                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.28                11.48                 793.80
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                10.64                10.72                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               16.20                17.61                1204.26
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                          9.37                 9.50                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             14.20                16.18                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     10.93                12.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.44                11.33                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.15                12.04                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             11.07                12.45                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              13.89                14.52                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.49                10.56                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          12.13                13.49                 659.96
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           11.05                12.53                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             16.40                20.47                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             13.67                14.84                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                               9.87                10.27                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.28                11.20                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                 9.18                10.02                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.61                11.31                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.06                10.24                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    11.15                12.34                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.96                11.78                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              11.44                12.07                3065.91
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.47                 9.52                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             10.75                10.47                3075.48
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.02                10.06                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                        9.35                10.07                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                        9.85                11.82                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         5.53                 5.27                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           8.10                 8.46                 399.71
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.28                11.86                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           10.90                11.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               12.27                13.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.40                 9.74                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.07                 9.11                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           7.00                 6.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 11.90                12.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     19.20                25.91                 120.50
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          22.72                27.35                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          20.49                25.94                 331.03
-----------------------------------------------------------------------------------------------------------------------------------

Table 43 - 3.40% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero Year Surrender
     Charge Rider, and GMWB Aggressive Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/05)           (12/31/06)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2006
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            10.66                12.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.17                10.35                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                    10.46                11.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     10.00                12.13                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             10.38                10.55                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.68                12.31                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      10.19                10.85                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               10.61                12.31                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               10.08                10.68                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   10.89                12.34                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.08                11.38                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                    9.97                 9.79                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          10.67                12.87                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.18                11.78                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.14                11.79                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                  10.20                 9.52                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  10.14                11.61                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.02                10.66                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                   9.83                10.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                 9.98                 9.73                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.14                10.50                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.18                10.50                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.38                11.18                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           10.69                11.52                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        10.22                11.85                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.55                11.51                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.63                10.80                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                               10.28                10.59                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                           9.96                10.69                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.15                11.33                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                 9.90                 9.97                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               10.71                11.64                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                         10.01                10.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             11.02                12.54                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     10.30                11.55                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.03                10.89                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.04                11.91                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.19                11.45                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              10.53                11.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                    9.93                10.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                           9.99                11.10                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           10.25                11.61                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             11.17                13.93                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             10.14                11.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              10.53                10.95                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.28                11.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                10.18                11.11                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.10                10.76                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.11                10.28                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.56                11.68                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.29                11.06                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                               9.95                10.49                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.93                 9.98                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                              9.97                 9.71                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                             9.89                 9.93                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.25                11.03                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.21                12.25                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         9.62                 9.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                          10.02                10.48                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.15                11.70                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           10.25                10.48                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               10.68                11.50                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                             9.77                 9.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.97                10.01                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           9.78                 8.75                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                  9.76                10.04                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     11.35                15.31                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          11.66                14.03                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          11.15                14.11                   0.00
-----------------------------------------------------------------------------------------------------------------------------------


Table 44 - 3.50% Asset Charge
     Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and
     GMWB Aggressive Asset Allocation Model
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (12/31/05)           (12/31/06)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2006
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            10.66                11.98                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.17                10.33                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                    10.45                11.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     10.00                12.12                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             10.38                10.54                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.67                12.29                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      10.19                10.84                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               10.61                12.30                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               10.08                10.67                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   10.89                12.33                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.08                11.37                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                    9.96                 9.77                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          10.67                12.85                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.17                11.77                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.14                11.77                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                  10.19                 9.51                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  10.14                11.60                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.02                10.65                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                   9.82                10.14                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                 9.98                 9.71                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.14                10.49                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.18                10.49                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.37                11.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           10.69                11.50                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        10.22                11.83                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.54                11.49                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.63                10.79                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                               10.28                10.58                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                           9.96                10.68                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.15                11.31                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                 9.90                 9.96                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               10.71                11.62                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                         10.01                10.13                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             11.01                12.53                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     10.29                11.53                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.03                10.87                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.04                11.89                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.19                11.44                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              10.53                10.98                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                    9.93                 9.98                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                           9.98                11.09                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           10.24                11.60                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             11.16                13.91                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             10.14                10.99                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              10.52                10.93                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.27                11.18                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                10.17                11.09                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.10                10.75                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.10                10.27                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.55                11.67                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.29                11.05                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                               9.95                10.48                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.93                 9.97                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                              9.97                 9.69                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                             9.89                 9.91                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.25                11.02                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.21                12.23                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         9.61                 9.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                          10.02                10.46                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.14                11.69                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           10.24                10.46                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               10.68                11.48                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                             9.77                 9.13                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.97                10.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           9.78                 8.74                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                  9.75                10.03                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     11.35                15.28                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          11.66                14.02                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          11.14                14.09                   0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 1 - 1.05% Asset Charge
     Base Contract with GMWB Conservative Asset
Allocation Model (Available on contracts issued after 8/22/05)

-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                Accumulation Unit     Accumulation Unit         Number of
                                                                                                                 Accumulation
                                                                   Value at Beginning     Value at End of       Units at End of
                                                                  of Period (8/22/05)    Period (12/31/05)          Period
--------------------------------------------------------------------------------------------------------------------------------
2005
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                                10.00                10.75                 0.0000
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund                                                10.00                10.26                 0.0000
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                        10.00                10.54                 0.0000
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                         10.00                10.09                 0.0000
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                                 10.00                10.47                 0.0000
------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                       10.00                10.77                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                          10.00                10.28                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                                   10.00                10.70                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                                   10.00                10.17                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                       10.00                10.98                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                            10.00                10.17                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Inflation Protection Fund                                       10.00                10.05                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                              10.00                10.76                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Large Company Value Fund                                        10.00                10.26                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Mid Cap Value Fund                                              10.00                10.23                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Ultra Fund                                                      10.00                10.28                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                                      10.00                10.22                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                              10.00                10.11                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                                      10.00                 9.91                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                                    10.00                10.07                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                            10.00                10.23                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                                    10.00                10.27                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                                 10.00                10.46                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                               10.00                10.78                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                            10.00                10.31                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                          10.00                10.64                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                                     10.00                10.72                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                                   10.00                10.37                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                              10.00                10.05                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                                10.00                10.24                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                                    10.00                 9.99                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                                   10.00                10.80                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                             10.00                10.09                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                                 10.00                11.11                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio                                         10.00                10.38                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Core Small Cap Fund                                           10.00                10.12                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund                                        10.00                10.13                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund Value Fund                                 10.00                10.28                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                                  10.00                10.61                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                       10.00                10.01                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                              10.00                10.07                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Growth & Income Portfolio                               10.00                10.33                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund International Portfolio                                 10.00                11.26                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Mid-Cap Value Portfolio                                 10.00                10.23                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                                  10.00                10.61                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                                  10.00                10.36                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                                    10.00                10.26                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                         10.00                10.19                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Fasciano Portfolio                                             10.00                10.19                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman MidCap Growth Portfolio                                        10.00                10.65                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Regency Portfolio                                              10.00                10.38                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                                  10.00                10.03                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                                10.00                10.02                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                                 10.00                10.06                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                                10.00                 9.97                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio                                           10.00                10.34                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT PEA Renaissance Portfolio                                           10.00                10.30                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                            10.00                 9.70                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund                                                              10.00                10.11                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                              10.00                10.23                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                               10.00                10.33                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund                                                   10.00                10.77                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT US Government Bond Fund                                                10.00                 9.85                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                            10.00                10.06                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                              10.00                 9.87                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                                     10.00                 9.84                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                         10.00                11.45                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                              10.00                11.76                 0.0000
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                              10.00                11.24                 0.0000
----------------------------------------------------------------------------------------------------------------------------------

Table 2 - 1.15% Asset Charge
     Base Contract with GMWB Moderate-Conservative Asset
Allocation Model (Available on contracts issued after 8/22/05)

-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                Accumulation Unit     Accumulation Unit         Number of
                                                                                                                 Accumulation
                                                                   Value at Beginning     Value at End of       Units at End of
                                                                  of Period (8/22/05)    Period (12/31/05)          Period
-----------------------------------------------------------------------------------------------------------------------------------
2005
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                                10.00                10.75                      0
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund                                                10.00                10.26                      0
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                        10.00                10.54                      0
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                         10.00                10.09                      0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                                 10.00                10.47                    940
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                       10.00                10.76                      0
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                          10.00                10.27                      0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                                   10.00                10.70                      0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                                   10.00                10.16                      0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                       10.00                10.98                      0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                            10.00                10.16                      0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Inflation Protection Fund                                       10.00                10.05                      0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                              10.00                10.76                  1,687
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Large Company Value Fund                                        10.00                10.26                      0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Mid Cap Value Fund                                              10.00                10.22                      0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Ultra Fund                                                      10.00                10.28                      0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                                      10.00                10.22                  1,581
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                              10.00                10.10                      0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                                      10.00                 9.91                      0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                                    10.00                10.06                      0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                            10.00                10.22                      0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                                    10.00                10.26                      0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                                 10.00                10.46                      0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                               10.00                10.78                      0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                            10.00                10.30                      0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                          10.00                10.63                      0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                                     10.00                10.72                      0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                                   10.00                10.36                      0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                              10.00                10.04                    613
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                                10.00                10.23                  1,258
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                                    10.00                 9.98                      0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                                   10.00                10.80                      0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                             10.00                10.09                  2,870
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                                 10.00                11.11                      0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio                                         10.00                10.38                      0
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Core Small Cap Fund                                           10.00                10.11                    482
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund                                        10.00                10.13                      0
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund Value Fund                                 10.00                10.27                      0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                                  10.00                10.61                      0
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                       10.00                10.01                  1,986
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                              10.00                10.07                      0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Growth & Income Portfolio                               10.00                10.33                      0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund International Portfolio                                 10.00                11.26                      0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Mid-Cap Value Portfolio                                 10.00                10.22                    796
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                                  10.00                10.61                      0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                                  10.00                10.36                      0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                                    10.00                10.26                      0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                         10.00                10.18                      0
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Fasciano Portfolio                                             10.00                10.19                      0
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman MidCap Growth Portfolio                                        10.00                10.64                      0
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Regency Portfolio                                              10.00                10.38                      0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                                  10.00                10.03                      0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                                10.00                10.01                      0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                                 10.00                10.05                      0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                                10.00                 9.97                  3,213
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio                                           10.00                10.33                      0
----------------------------------------------------------------------------------------------------------------------------------
Premier VIT PEA Renaissance Portfolio                                           10.00                10.29                      0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                            10.00                 9.69                      0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund                                                              10.00                10.10                      0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                              10.00                10.23                      0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                               10.00                10.33                      0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund                                                   10.00                10.77                      0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT US Government Bond Fund                                                10.00                 9.85                      0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                            10.00                10.05                      0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                              10.00                 9.86                      0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                                     10.00                 9.84                      0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                         10.00                11.44                      0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                              10.00                11.76                      0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                              10.00                11.24                      0
----------------------------------------------------------------------------------------------------------------------------------

Table 3 - 1.20% Asset Charge
     Base Contract with Minimum Premium Rider
     Base Contract with Surrender Charge Rider - Five Years
----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit     Accumulation Unit         Number of
                                                                                                               Accumulation
                                                                 Value at Beginning     Value at End of       Units at End of
                                                                 of Period (1/1/05)    Period (12/31/05)          Period
----------------------------------------------------------------------------------------------------------------------------------
2005
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                               11.76                12.31                  6,573
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund                                               10.54                11.26                103,115
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                        9.68                 9.78                  9,291
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                        12.07                13.94                104,745
---------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                                 9.66                10.69                 47,989
---------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                       9.73                11.00                 53,824
---------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                         11.85                12.86                 21,928
---------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                                  12.17                14.06                 22,868
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                                  11.59                12.02                 23,608
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                      10.06                12.14                    262
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                           11.41                11.78                  5,444
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Inflation Protection Fund                                      10.02                10.06                     69
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                             11.71                13.09                 30,995
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Large Company Value Fund                                       10.00                10.43                  1,062
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Mid Cap Value Fund                                             10.00                10.80                     35
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Ultra Fund                                                      9.98                10.06                      0
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                                     12.65                13.11                 27,581
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                             10.95                11.31                    347
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                                     10.98                10.89                    336
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                                   10.76                 9.65                    336
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                           10.89                11.17                  2,573
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                                   10.65                10.90                  2,532
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                                10.95                11.42                  2,775
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                              12.98                14.96                400,560
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                           11.78                12.29                 16,130
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                         10.64                11.29                  2,684
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                                    10.76                11.56                  1,179
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                                   9.42                 9.82                  4,643
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                             13.81                13.96                 10,391
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                               10.82                11.18                 40,467
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                                   11.50                11.58                  6,329
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                                  15.11                17.62                 22,216
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                            10.01                10.19                 21,502
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                                13.16                15.45                  8,051
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio                                        11.20                11.33                      0
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Core Small Cap Fund                                          10.00                10.66                  2,882
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth and Income Fund                                       10.00                10.37                    615
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund Value Fund                                10.00                11.31                    887
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                                 13.29                14.75                  4,050
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                      11.17                11.35                 12,519
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                             12.85                13.13                  8,084
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Growth & Income Portfolio                              11.78                12.02                166,625
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund International Portfolio                                14.26                17.84                 13,553
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund Mid-Cap Value Portfolio                                13.90                14.87                387,552
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                                  9.97                10.73                    788
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                                 10.57                11.18                  4,231
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                                    9.62                 9.98                 22,167
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                        10.86                11.54                      0
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Fasciano Portfolio                                            10.00                10.28                  6,209
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman MidCap Growth Portfolio                                       10.00                11.39                    344
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Regency Portfolio                                             10.00                11.20                    681
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                                 11.78                12.12                  6,640
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                               10.04                10.02                 19,006
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                                11.29                11.39                 51,620
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                               10.48                10.61                103,271
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Small Cap Portfolio                                          10.00                 9.55                  2,530
---------------------------------------------------------------------------------------------------------------------------------
Premier VIT PEA Renaissance Portfolio                                          10.00                10.06                     46
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                            5.98                 5.98                204,266
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund                                                              8.96                 8.39                 79,802
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                             10.83                11.13                 17,491
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                              11.80                11.79                     46
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund                                                  11.32                12.72                 10,671
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT US Government Bond Fund                                               10.00                10.63                    344
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                            9.74                 9.82                      0
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                              7.72                 7.57                 88,765
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                                    13.30                12.74                 11,232
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                        15.93                20.78                 60,681
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                             16.49                24.71                136,378
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                             18.34                21.93                 82,806
---------------------------------------------------------------------------------------------------------------------------------

Table 4 - 1.30% Asset Charge
     Base Contract with Estate Planning Rider
     Base Contract with Surrender Charge Rider - Three Years
     Base Contract with Five-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider and GMWB Conservative Asset Allocation Model (Available on
     Contracts Issued After 8/22/05)
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                                                            Number of
                                                                         Accumulation
                                                                         Unit Value at       Accumulation
                                                                         Beginning of        Unit Value at         Accumulation
                                                                            Period           End of Period       Units at End of
                                                                           (1/1/05)           (12/31/05)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2005
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                             11.73               12.26                  2,491
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                             10.51               11.22                 12,190
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                      9.66                9.74                  2,713
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                      12.04               13.89                  9,627
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                               9.63               10.65                 34,767
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                     9.70               10.96                  3,815
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                       11.82               12.81                 17,860
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                                12.14               14.01                  6,030
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                                11.56               11.97                 18,701
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                    10.03               12.09                  2,547
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                         11.37               11.74                    992
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                    10.02               10.05                  4,548
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                           11.68               13.04                 69,121
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                     10.00               10.42                  1,709
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                           10.00               10.79                    676
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                    9.98               10.05                     12
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                   12.62               13.06                 65,839
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                           10.92               11.27                  6,725
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                   10.95               10.85                  2,936
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                 10.73                9.62                  6,233
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                         10.86               11.13                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                 10.62               10.85                    485
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                              10.92               11.38                 21,276
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                            12.94               14.90                 71,526
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                         11.75               12.24                  4,614
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                       10.61               11.25                  1,800
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                  10.73               11.51                  1,054
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                                 9.39                9.78                  6,284
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                           13.77               13.91                 19,330
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                             10.79               11.14                 68,484
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                 11.46               11.53                 11,020
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                                15.07               17.55                 28,703
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                           9.98               10.15                 66,727
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                              13.13               15.39                  9,652
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                      11.19               11.31                    160
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                        10.00               10.65                  9,331
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                     10.00               10.36                  6,023
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                              10.00               11.30                  1,856
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                               13.26               14.71                  1,571
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                    11.14               11.31                 33,142
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                           12.81               13.08                  4,581
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                            11.75               11.97                 15,650
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                              14.21               17.77                  6,984
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                              13.86               14.81                 60,532
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                                9.94               10.69                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                               10.54               11.14                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                  9.59                9.94                  3,009
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                      10.83               11.50                    361
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                          10.00               10.27                    643
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                     10.00               11.38                    226
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                           10.00               11.19                    124
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                               11.76               12.09                  6,001
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             10.03               10.00                  4,618
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                              11.27               11.36                  8,243
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                             10.47               10.58                110,758
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                        10.00                9.54                    555
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                        10.00               10.05                    586
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                          5.96                5.96                 11,425
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                            8.95                8.38                  8,169
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                           10.80               11.09                  3,220
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                            11.77               11.75                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                                11.31               12.70                  1,025
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                             10.00               10.62                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                          9.71                9.78                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                            7.70                7.54                  7,722
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                  13.27               12.70                  1,942
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                      15.89               20.70                 10,847
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                           16.44               24.61                  9,484
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                           18.30               21.86                  4,900
-----------------------------------------------------------------------------------------------------------------------------------

Table 5 - 1.35% Asset Charge
     Base Contract with GMWB Moderate Asset Allocation
Model (Available on
     Contracts Issued After 8/22/05)

-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                                                            Number of
                                                                         Accumulation
                                                                         Unit Value at       Accumulation
                                                                         Beginning of        Unit Value at         Accumulation
                                                                            Period           End of Period       Units at End of
                                                                           (8/22/05)          (12/31/05)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2005
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                             10.39               10.86                      0
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                             10.73               11.45                      0
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                     10.25               10.33                      0
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                      10.08               11.62                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                              10.35               11.44                    662
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                    10.31               11.64                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                       10.28               11.14                    293
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                                10.40               12.00                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                                10.17               10.53                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                    10.39               12.52                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                         10.31               10.63                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                    10.02               10.04                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                           10.35               11.55                  1,613
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                     10.00               10.42                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                           10.00               10.78                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                    9.98               10.04                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                   10.32               10.67                  1,323
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                           10.22               10.55                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                   10.31               10.22                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                 10.34                9.27                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                         10.17               10.41                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                 10.21               10.44                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                              10.12               10.53                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                            10.22               11.76                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                         10.24               10.67                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                       10.16               10.76                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                  10.21               10.95                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                                10.21               10.62                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                           10.10               10.20                    441
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                             10.25               10.57                  1,430
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                 10.04               10.09                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                                10.23               11.91                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                          10.00               10.17                    963
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                              10.36               12.14                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                      10.55               10.66                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                        10.00               10.64                    304
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                     10.00               10.35                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                              10.00               11.30                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                               10.39               11.51                      0
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                    10.05               10.20                    533
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                           10.36               10.57                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                            10.27               10.46                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                              10.41               13.01                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                              10.38               11.08                    489
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                               10.41               11.19                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                               10.31               10.88                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                 10.36               10.74                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                      10.37               11.00                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                          10.00               10.26                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                     10.00               11.37                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                           10.00               11.18                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                               10.08               10.36                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             10.01                9.97                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                              10.11               10.18                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                             10.04               10.15                  2,142
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                        10.00                9.53                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                        10.00               10.05                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                          9.73                9.72                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                            9.86                9.22                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                           10.38               10.64                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                            10.27               10.24                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                                10.28               11.54                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                             10.00               10.61                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         10.00               10.06                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                            9.74                9.54                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                  10.11                9.67                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                      10.54               13.73                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                            9.74               14.58                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                           10.55               12.60                      0
----------------------------------------------------------------------------------------------------------------------------------

Table 6 - 1.40% Asset Charge
     Base Contract with Five-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset
     Allocation Mode (Available on Contracts Issued After
8/22/05)
     Base Contract with Three-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider and GMWB
Moderate-Conservative Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)

-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (8/22/05)            (12/31/05)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2005
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            10.32                10.78                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.14                10.82                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                     9.99                10.07                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     12.08                13.92                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             10.12                11.18                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.24                11.55                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      10.65                11.53                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               10.88                12.54                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               10.68                11.05                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   10.42                12.54                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.88                11.22                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.02                10.04                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          11.02                12.29                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.00                10.41                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.00                10.78                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   9.98                10.04                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  11.05                11.42                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.48                10.80                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.37                10.27                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                10.48                 9.39                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.21                10.45                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.23                10.45                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.26                10.68                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           11.38                13.10                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        10.84                11.28                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.28                10.88                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.39                11.13                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                                9.80                10.20                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          10.68                10.77                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.66                10.99                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                10.21                10.26                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               12.14                14.12                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                          9.98                10.14                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             10.93                12.80                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     11.18                11.29                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.00                10.64                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.00                10.35                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.00                11.29                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              10.88                12.06                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.22                10.36                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          12.42                12.67                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           11.00                11.20                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             11.51                14.38                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             11.92                12.73                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              10.75                11.55                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.81                11.40                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                 9.94                10.30                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     11.00                11.67                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.00                10.26                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.00                11.37                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.00                11.17                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              10.76                11.04                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                            10.03                 9.99                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             10.59                10.66                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.28                10.39                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.00                 9.53                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.00                10.04                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         8.85                 8.84                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           8.95                 8.36                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.91                11.18                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           10.67                10.64                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               11.31                12.68                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.00                10.61                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.90                 9.96                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           9.10                 8.91                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 10.78                10.31                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     12.10                15.75                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          12.45                18.62                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          12.65                15.10                 0.0000
-----------------------------------------------------------------------------------------------------------------------------------

Table 7 - 1.45% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider and Surrender Charge Rider - Five Years
     Base Contract with Surrender Charge Rider - Zero Years
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at        Unit Value at        Accumulation
                                                                      Beginning of         End of Period        Units at End of
                                                                      Period (1/1/05)      (12/31/05)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2005
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            11.68                12.19                  8,395
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.46                11.15                 18,710
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                     9.62                 9.69                  3,386
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     11.99                13.81                  9,447
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                              9.59                10.59                 63,882
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                    9.66                10.90                  9,431
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      11.76                12.73                 30,775
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               12.09                13.92                  5,426
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               11.51                11.90                 11,704
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                    9.99                12.02                    537
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        11.32                11.67                 10,594
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.02                10.03                    625
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          11.63                12.96                 84,869
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.00                10.41                     51
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.00                10.77                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   9.98                10.03                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  12.56                12.98                 74,512
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.87                11.20                    220
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.90                10.79                     18
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                10.69                 9.57                    867
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.81                11.06                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.57                10.79                  2,708
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.87                11.31                 17,309
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           12.88                14.81                 36,751
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        11.69                12.17                 28,626
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.56                11.18                  2,035
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.68                11.44                    342
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                                9.35                 9.72                  5,056
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          13.71                13.82                 13,299
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.74                11.07                 78,165
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                11.41                11.46                 16,165
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               15.00                17.45                 11,848
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                          9.93                10.09                 51,365
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             13.07                15.30                 15,926
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     11.18                11.28                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.00                10.63                  8,078
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.00                10.34                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.00                11.28                     56
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              13.23                14.65                    214
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   11.10                11.24                 26,781
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          12.76                13.01                 10,158
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           11.70                11.90                 26,615
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             14.15                17.66                  4,345
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             13.80                14.72                 52,482
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                               9.90                10.63                  9,721
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.50                11.07                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                 9.55                 9.88                  3,946
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.78                11.43                  1,307
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.00                10.25                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.00                11.36                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.00                11.17                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              11.73                12.04                  9,232
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                            10.00                 9.96                 18,756
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             11.24                11.31                 17,954
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.44                10.54                105,470
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.00                 9.52                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.00                10.04                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         5.94                 5.93                 10,158
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           8.95                 8.35                  1,989
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.76                11.02                  1,092
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           11.72                11.68                  6,568
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               11.30                12.67                  1,692
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.00                10.60                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.67                 9.73                 14,851
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           7.67                 7.50                  6,099
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 13.23                12.64                  2,319
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     15.83                20.59                  7,660
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          16.37                24.47                 10,184
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          18.24                21.76                  4,239
-----------------------------------------------------------------------------------------------------------------------------------

Table 8 - 1.50% Asset Charge
     Base Contract with Three-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset
     Allocation Model (Available on Contracts Issued After
     8/22/05)

-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (8/22/05)            (12/31/05)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2005
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            10.00                10.73                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.00                10.24                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                    10.00                10.53                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     10.00                10.07                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             10.00                10.45                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.00                10.75                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      10.00                10.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               10.00                10.69                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               10.00                10.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   10.00                10.97                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.00                10.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.00                10.03                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          10.00                10.74                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.00                10.24                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.00                10.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                  10.00                10.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  10.00                10.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.00                10.09                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.00                 9.89                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                10.00                10.05                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.00                10.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.00                10.25                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.00                10.45                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           10.00                10.76                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        10.00                10.29                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.00                10.62                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.00                10.70                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                               10.00                10.35                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          10.00                10.03                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.00                10.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                10.00                 9.97                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               10.00                10.78                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                         10.00                10.08                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             10.00                11.09                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     10.00                10.37                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.00                10.10                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.00                10.11                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.00                10.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              10.00                10.60                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.00                10.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          10.00                10.05                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           10.00                10.32                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             10.00                11.24                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             10.00                10.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              10.00                10.60                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.00                10.35                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                10.00                10.25                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.00                10.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.00                10.18                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.00                10.63                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.00                10.36                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              10.00                10.02                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                            10.00                10.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             10.00                10.04                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.00                 9.96                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.00                10.32                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.00                10.28                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                        10.00                 9.68                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                          10.00                10.09                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.00                10.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           10.00                10.32                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               10.00                10.75                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.00                 9.84                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                        10.00                10.04                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                          10.00                 9.85                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 10.00                 9.82                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     10.00                11.43                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          10.00                11.74                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          10.00                11.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 9 - 1.55% Asset Charge
     Base Contract with Estate Planning Rider and Surrender Charge Rider - Five Years Base Contract with Minimum
     Premium Rider and Estate Planning Rider
     Base Contract with Bonus Credit Rider
     Base Contract with Minimum Premium Rider and Surrender Charge Rider - Three Years
     Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Conservative Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Conservative Asset
     Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Conservative Asset Allocation Model (Available
     on Contracts Issued After 8/22/05)
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at        Unit Value at          Accumulation
                                                                        Beginning of        End of Period        Units at End of
                                                                      Period (1/1/05)         (12/31/05)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2005
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            11.64                12.14                  3,113
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.43                11.11                 30,246
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                     9.59                 9.65                  7,870
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     11.96                13.76                 59,316
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                              9.56                10.55                129,823
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                    9.63                10.85                 44,589
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      11.73                12.68                 81,897
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               12.05                13.87                 52,549
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               11.48                11.86                 35,733
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                    9.96                11.97                 11,374
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        11.29                11.62                  9,515
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.02                10.02                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          11.59                12.91                180,281
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.00                10.40                  1,564
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.00                10.76                    977
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   9.98                10.02                  2,569
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  12.53                12.93                119,475
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.84                11.16                 11,247
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.87                10.75                  3,910
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                10.66                 9.53                  7,882
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.78                11.02                 52,991
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.54                10.75                 13,358
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.84                11.27                 28,791
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           12.85                14.75                148,453
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        11.66                12.12                 71,735
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.53                11.14                 59,552
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.65                11.40                  2,680
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                                9.32                 9.69                 96,889
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          13.67                13.77                 98,176
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.71                11.03                181,921
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                11.38                11.42                 60,718
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               14.96                17.38                 34,411
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                          9.90                10.05                156,452
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             13.03                15.24                 38,125
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     11.17                11.26                  8,078
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.00                10.62                 12,007
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.00                10.33                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.00                11.27                  3,505
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              13.20                14.60                 12,605
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   11.07                11.20                 42,869
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          12.73                12.96                 30,159
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           11.66                11.86                 73,451
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             14.11                17.59                 28,401
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             13.76                14.67                156,611
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                               9.87                10.59                 25,539
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.47                11.03                 18,554
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                 9.52                 9.84                 14,389
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.75                11.38                 13,014
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.00                10.24                  6,412
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.00                11.35                  1,902
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.00                11.16                    589
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              11.71                12.01                 43,052
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.99                 9.93                 14,368
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             11.22                11.28                 56,796
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.42                10.51                202,533
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.00                 9.51                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.00                10.03                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         5.92                 5.90                 20,756
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           8.94                 8.34                  2,599
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.73                10.98                  1,761
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           11.69                11.64                  1,603
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               11.29                12.65                    675
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.00                10.59                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.65                 9.69                  5,512
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           7.65                 7.47                 14,094
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 13.20                12.60                 10,079
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     15.78                20.51                 29,446
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          16.32                24.37                 33,843
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          18.20                21.69                 28,951
-----------------------------------------------------------------------------------------------------------------------------------


Table 10 - 1.60% Asset Charge
       Base Contract with Minimum Premium Rider and
     GMWB Moderate Asset Allocation Model (Available on
     Contracts Issued After 8/22/05)
       Base Contract with Five-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (8/22/05)            (12/31/05)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2005
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            10.00                10.73                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.00                10.24                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                    10.00                10.52                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     10.00                10.07                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             10.00                10.45                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.00                10.75                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      10.00                10.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               10.00                10.68                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               10.00                10.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   10.00                10.96                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.00                10.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.00                10.03                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          10.00                10.74                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.00                10.24                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.00                10.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                  10.00                10.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  10.00                10.20                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.00                10.09                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.00                 9.89                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                10.00                10.05                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.00                10.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.00                10.25                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.00                10.44                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           10.00                10.76                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        10.00                10.29                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.00                10.62                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.00                10.70                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                               10.00                10.35                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          10.00                10.03                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.00                10.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                10.00                 9.97                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               10.00                10.78                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                         10.00                10.07                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             10.00                11.09                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     10.00                10.36                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.00                10.10                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.00                10.11                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.00                10.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              10.00                10.59                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.00                 9.99                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          10.00                10.05                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           10.00                10.31                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             10.00                11.24                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             10.00                10.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              10.00                10.59                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.00                10.34                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                10.00                10.24                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.00                10.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.00                10.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.00                10.62                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.00                10.36                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              10.00                10.02                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                            10.00                10.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             10.00                10.04                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.00                 9.95                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.00                10.32                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.00                10.27                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                        10.00                 9.68                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                          10.00                10.09                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.00                10.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           10.00                10.31                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               10.00                10.75                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.00                 9.83                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                        10.00                10.04                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                          10.00                 9.85                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 10.00                 9.82                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     10.00                11.42                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          10.00                11.74                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          10.00                11.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------


Table 11 - 1.65% Asset Charge
     Base Contract with Estate Planning Rider and Surrender Charge Rider - Three Years


     Base Contract with Bonus Credit Rider and GMWB Conservative Asset Allocation Model
     Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Moderate-Conservative Asset
     Allocation Model (Available on Contracts Issued After 8/22/05)

       Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB
     Moderate-Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB
     Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Moderate-Conservative Asset
     Allocation Model  (Available on Contracts Issued After 8/22/05)
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at        Unit Value at        Accumulation
                                                                      Beginning of         End of Period        Units at End of
                                                                      Period (1/1/05)      (12/31/05)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2005
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            13.10                13.65                      0
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            12.38                13.17                    106
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                    14.20                14.27                      0
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     14.44                16.60                     82
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             13.13                14.47                    813
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   13.04                14.69                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      15.36                16.59                    297
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               15.80                18.17                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               12.68                13.08                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   12.22                14.67                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        13.90                14.29                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.02                10.01                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          13.67                15.21                  1,679
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.00                10.39                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.00                10.75                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   9.98                10.01                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  14.36                14.81                  1,280
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          12.65                13.01                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  13.67                13.50                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                14.37                12.84                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        11.97                12.22                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                12.47                12.70                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             11.91                12.37                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           13.96                16.02                    562
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        13.99                14.53                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      12.36                13.06                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 13.01                13.91                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                               12.76                13.25                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          14.15                14.24                    240
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            13.35                13.73                  1,272
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                10.87                10.90                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               16.78                19.48                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                          9.89                10.02                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             15.36                17.94                    449
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     11.16                11.24                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.00                10.61                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.00                10.32                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.00                11.26                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              13.18                14.56                      0
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.68                10.80                      0
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          16.62                16.91                    222
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           14.18                14.40                     96
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             16.49                20.54                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             15.37                16.36                    595
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              13.63                14.60                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              12.70                13.37                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                13.15                13.59                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     13.60                14.39                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.00                10.23                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.00                11.34                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.00                11.15                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              11.69                11.97                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.97                 9.90                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             11.21                11.25                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.40                10.49                  1,912
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.00                 9.50                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.00                10.02                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         5.39                 5.37                    135
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           8.93                 8.33                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          14.74                15.07                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           14.76                14.68                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               11.29                12.63                     55
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.00                10.58                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.68                 9.71                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           6.73                 6.57                    109
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 13.17                12.56                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     19.19                24.92                     29
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          18.58                27.72                     76
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          18.16                21.62                      0
-----------------------------------------------------------------------------------------------------------------------------------

Table 12 - 1.70% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five Years
     Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider and Surrender Charge Rider - Zero Years
     Base Contract with GMWB Moderate-Aggressive Asset Allocation Model (Available on Contracts Issued After
     8/22/05)
     Base Contract with Three-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model (Available on
     Contracts Issued After 8/22/05)
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at        Unit Value at          Accumulation
                                                                        Beginning of        End of Period        Units at End of
                                                                      Period (1/1/05)         (12/31/05)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2005
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            11.59                12.07                    403
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.38                11.04                      0
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                     9.56                 9.60                      0
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     11.91                13.69                  1,907
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                              9.52                10.49                  2,323
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                    9.59                10.79                    240
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      11.68                12.61                    906
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               12.00                13.79                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               11.43                11.79                    485
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                    9.92                11.90                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        11.24                11.55                     86
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.02                10.01                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          11.54                12.84                  3,456
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.00                10.38                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.00                10.75                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   9.98                10.01                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  12.47                12.86                 11,291
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.80                11.10                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.83                10.69                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                10.61                 9.48                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.74                10.95                    424
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.49                10.69                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.79                11.20                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           12.79                14.67                  2,738
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        11.61                12.05                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.48                11.07                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.60                11.33                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                                9.28                 9.63                    494
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          13.61                13.69                    761
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.67                10.96                  3,480
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                11.33                11.35                    398
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               14.89                17.28                  5,121
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                          9.86                 9.99                  2,581
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             12.97                15.15                  3,960
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     11.16                11.23                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.00                10.61                    383
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.00                10.32                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.00                11.26                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              13.17                14.54                  3,804
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   11.02                11.14                  7,157
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          12.68                12.89                  2,136
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           11.61                11.79                    319
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             14.05                17.49                    120
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             13.70                14.58                  3,018
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                               9.83                10.52                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.42                10.97                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                 9.48                 9.79                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.70                11.32                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.00                10.23                  2,063
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.00                11.33                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.00                11.14                  1,444
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              11.68                11.96                  5,651
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.96                 9.89                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             11.20                11.24                  7,801
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.40                10.47                  7,856
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.00                 9.50                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.00                10.01                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         5.90                 5.87                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           8.93                 8.32                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.69                10.92                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           11.64                11.58                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               11.28                12.61                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.00                10.57                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.61                 9.64                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           7.62                 7.43                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 13.15                12.54                  5,361
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     15.72                20.40                  2,766
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          16.25                24.23                  1,250
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          18.14                21.59                     99
-----------------------------------------------------------------------------------------------------------------------------------

Table 13 - 1.75% Asset Charge
     Base Contract with Bonus Credit Rider and GMWB
     Moderate-Conservative Asset Allocation Model
     (Available
     on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider,
     Three-Year Surrender Charge Rider and GMWB
     Moderate-Conservative Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)

-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at        Unit Value at          Accumulation
                                                                        Beginning of        End of Period        Units at End of
                                                                      Period (1/1/05)         (12/31/05)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2005
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            10.39                10.81                      0
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.73                11.40                      0
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                    10.25                10.29                      0
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     10.07                11.57                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             10.35                11.39                    818
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.31                11.59                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      10.28                11.09                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               10.40                11.94                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               10.16                10.48                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   10.39                12.46                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.31                10.59                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.02                10.00                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          10.35                11.50                  1,506
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.00                10.38                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.00                10.74                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   9.98                10.00                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  10.31                10.63                  1,462
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.22                10.50                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.31                10.17                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                10.34                 9.23                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.16                10.37                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.21                10.39                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.11                10.49                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           10.22                11.71                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        10.24                10.62                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.15                10.72                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.21                10.90                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                               10.20                10.58                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          10.10                10.15                    601
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.24                10.52                  1,170
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                10.04                10.05                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               10.23                11.86                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                         10.00                10.13                  2,851
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             10.36                12.09                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     10.55                10.62                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.00                10.60                    435
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.00                10.31                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.00                11.25                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              10.38                11.46                      0
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.05                10.15                  1,944
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          10.35                10.52                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           10.27                10.42                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             10.41                12.95                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             10.37                11.03                    702
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              10.41                11.14                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.30                10.84                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                10.36                10.69                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.36                10.96                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.00                10.22                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.00                11.33                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.00                11.14                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              10.08                10.31                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                            10.00                 9.93                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             10.11                10.14                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.04                10.11                  3,150
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.00                 9.50                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.00                10.01                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         9.73                 9.68                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           9.85                 9.18                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.37                10.60                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           10.26                10.20                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               10.28                11.49                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.00                10.57                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.99                10.02                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           9.74                 9.50                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 10.10                 9.63                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     10.54                13.67                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                           9.74                14.52                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          10.55                12.54                      0
-----------------------------------------------------------------------------------------------------------------------------------

Table 14 - 1.80% Asset Charge
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Five Years
     Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Bonus Credit Rider and Minimum Premium Rider
     Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years
     Base Contract with Estate Planning Rider and Surrender Charge Rider - Zero Years
     Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB
     Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB Conservative
     Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Conservative Asset
     Allocation Model (Available on Contracts Issued After 8/22/05)
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at        Unit Value at          Accumulation
                                                                        Beginning of        End of Period        Units at End of
                                                                      Period (1/1/05)         (12/31/05)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2005
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            11.56                12.02                 12,005
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.35                11.00                  6,596
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                     9.53                 9.56                  1,771
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     11.88                13.64                    266
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                              9.49                10.45                 18,126
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                    9.56                10.75                  1,752
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      11.64                12.56                  9,816
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               11.96                13.73                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               11.39                11.74                  6,684
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                    9.89                11.86                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        11.21                11.51                    642
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.02                10.00                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          11.51                12.79                 38,113
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.00                10.37                     87
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.00                10.74                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   9.98                10.00                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  12.43                12.81                 29,258
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.77                11.06                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.80                10.65                    527
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                10.59                 9.44                    357
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.71                10.91                    273
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.46                10.64                    815
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.76                11.16                  2,165
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           12.75                14.61                 22,355
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        11.58                12.00                  4,893
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.45                11.03                  1,377
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.57                11.29                     80
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                                9.26                 9.59                    307
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          13.57                13.64                  8,591
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.64                10.92                 31,544
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                11.30                11.31                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               14.85                17.21                 14,213
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                          9.83                 9.95                 22,703
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             12.94                15.09                  4,556
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     11.15                11.22                  3,417
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.00                10.60                  1,884
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.00                10.31                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.00                11.25                     80
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              13.14                14.50                    405
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.99                11.10                  9,101
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          12.64                12.84                  2,670
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           11.58                11.74                  5,717
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             14.01                17.42                  2,708
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             13.66                14.52                 11,980
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                               9.80                10.48                    838
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.39                10.92                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                 9.45                 9.75                  2,064
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.67                11.27                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.00                10.22                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.00                11.32                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.00                11.13                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              11.66                11.93                  1,903
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.94                 9.87                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             11.18                11.21                  3,325
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.38                10.44                 40,575
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.00                 9.49                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.00                10.00                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         5.88                 5.85                    197
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           8.92                 8.31                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.66                10.88                    120
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           11.61                11.53                    818
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               11.28                12.59                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.00                10.56                     88
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.58                 9.60                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           7.60                 7.41                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 13.13                12.50                    192
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     15.68                20.33                  1,853
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          16.20                24.14                    210
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          18.11                21.52                    282
-----------------------------------------------------------------------------------------------------------------------------------


Table 15 - 1.85% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit
     Rider and GMWB Moderate Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Five-Year
     Surrender Charge Rider and GMWB
     Moderate Asset Allocation Model (Available on
     Contracts Issued After 8/22/05)
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Moderate Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)

-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period        Units at End of
                                                                         (8/22/05)            (12/31/05)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2005
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            10.00                10.72                      0
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.00                10.23                      0
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                    10.00                10.51                      0
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     10.00                10.06                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             10.00                10.44                    272
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.00                10.74                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      10.00                10.25                    120
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               10.00                10.67                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               10.00                10.14                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   10.00                10.95                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.00                10.14                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.00                10.02                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          10.00                10.73                    659
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.00                10.23                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.00                10.20                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                  10.00                10.25                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  10.00                10.20                    523
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.00                10.08                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.00                 9.88                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                10.00                10.04                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.00                10.20                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.00                10.24                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.00                10.43                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           10.00                10.75                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        10.00                10.28                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.00                10.61                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.00                10.69                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                               10.00                10.34                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          10.00                10.02                    165
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.00                10.21                    556
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                10.00                 9.96                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               10.00                10.77                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                         10.00                10.06                    369
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             10.00                11.08                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     10.00                10.36                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.00                10.09                    121
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.00                10.10                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.00                10.25                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              10.00                10.58                      0
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.00                 9.98                    207
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          10.00                10.04                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           10.00                10.30                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             10.00                11.23                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             10.00                10.20                    200
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              10.00                10.58                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.00                10.33                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                10.00                10.23                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.00                10.16                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.00                10.16                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.00                10.62                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.00                10.35                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              10.00                10.01                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                            10.00                 9.99                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             10.00                10.03                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.00                 9.94                    833
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.00                10.31                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.00                10.27                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                        10.00                 9.67                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                          10.00                10.08                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.00                10.20                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           10.00                10.30                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               10.00                10.74                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.00                 9.82                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                        10.00                10.03                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                          10.00                 9.84                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 10.00                 9.81                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     10.00                11.41                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          10.00                11.73                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          10.00                11.21                      0
-----------------------------------------------------------------------------------------------------------------------------------


Table 16 - 1.90% Asset Charge
     Base Contract with Bonus Credit Rider and Estate Planning Rider
     Base Contract with Higher Education Rider
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Three Years
     Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB
     Moderate-Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB
     Moderate-Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Moderate-Conservative
     Asset Allocation Model (Available on Contracts Issued After 8/22/05)
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                Accumulation         Accumulation            Number of
                                                                       Unit Value at        Unit Value at          Accumulation
                                                                        Beginning of        End of Period         Units at End of
                                                                      Period (1/1/05)         (12/31/05)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2005
----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                          11.52                11.98                       0
----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                          10.32                10.96                     898
----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                   9.51                 9.53                       0
----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                   11.85                13.59                   1,448
----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                            9.46                10.40                   2,916
----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                  9.53                10.71                       0
----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                    11.61                12.51                   1,379
----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                             11.93                13.68                       0
----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                             11.36                11.70                       0
----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                  9.86                11.81                     309
----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                      11.18                11.46                       0
----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                 10.02                 9.99                       0
----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                        11.48                12.74                   5,707
----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                  10.00                10.36                       0
----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                        10.00                10.73                       0
----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                 9.98                 9.99                       0
----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                12.40                12.76                   4,490
----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                        10.74                11.02                       0
----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                10.77                10.61                       0
----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                              10.56                 9.41                       0
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                      10.67                10.87                       0
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                              10.43                10.60                       0
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                           10.73                11.11                       0
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                         12.72                14.55                   3,400
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                      11.54                11.96                       0
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                    10.42                10.99                       0
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                               10.54                11.24                       0
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                              9.23                 9.55                       0
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                        13.53                13.58                     769
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                          10.60                10.88                   4,455
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                              11.27                11.26                   1,247
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                             14.81                17.15                     278
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                        9.80                 9.91                   3,459
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                           12.90                15.03                   1,984
----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                   11.14                11.20                       0
----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                     10.00                10.59                       0
----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                  10.00                10.30                       0
----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                           10.00                11.23                       0
----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                            13.12                14.46                       0
----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                 10.96                11.06                   2,079
----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                        12.61                12.79                     983
----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                         11.55                11.70                   1,289
----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                           13.97                17.36                     580
----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                           13.62                14.47                   3,648
----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                             9.77                10.44                       0
----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                            10.36                10.88                       0
----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                               9.42                 9.71                       0
----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                   10.64                11.23                       0
----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                       10.00                10.21                     944
----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                  10.00                11.31                       0
----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                        10.00                11.12                     833
----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                            11.64                11.89                       0
----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                           9.93                 9.84                       0
----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                           11.16                11.18                       0
----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                          10.36                10.42                   6,322
----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                     10.00                 9.48                       0
----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                     10.00                 9.99                       0
----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                       5.87                 5.83                   1,753
----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                         8.92                 8.29                       0
----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                        10.63                10.84                       0
----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                         11.58                11.49                       0
----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                             11.27                12.57                       0
----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                          10.00                10.55                     954
----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                       9.56                 9.57                       0
----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                         7.58                 7.38                   1,377
----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                               13.10                12.46                       0
----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                   15.64                20.25                     499
----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                        16.16                24.04                     824
----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                        18.07                21.45                     930
----------------------------------------------------------------------------------------------------------------------------------

Table 17 - 1.95% Asset Charge
     Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge
     Rider - Five Years
     Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Zero Years
     Base Contract with Bonus Credit Rider and GMWB Moderate Asset Allocation Model (Available on Contracts Issued
     After 8/22/05)
     Base Contract with Minimum Premium Rider and GMWB Moderate-Aggressive Asset Allocation Model (Available on
     Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB
     Moderate Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Five-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                Accumulation         Accumulation            Number of
                                                                       Unit Value at        Unit Value at          Accumulation
                                                                        Beginning of        End of Period         Units at End of
                                                                      Period (1/1/05)         (12/31/05)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2005
---------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                         13.02                13.52                       0
---------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                         12.30                13.05                       0
---------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                 14.11                14.14                       0
---------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                  14.35                16.44                      50
---------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                          13.04                14.33                  23,861
---------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                12.96                14.55                       0
---------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                   15.26                16.43                   2,044
---------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                            15.70                18.00                     596
---------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                            12.59                12.96                     390
---------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                12.14                14.53                     436
---------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                     13.81                14.15                       0
---------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                10.02                 9.98                       0
---------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                       13.58                15.06                  45,139
---------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                 10.00                10.36                       0
---------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                       10.00                10.72                       0
---------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                9.98                 9.98                       0
---------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                               14.26                14.67                  38,356
---------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                       12.57                12.89                       0
---------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                               13.58                13.37                       0
---------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                             14.27                12.71                       0
---------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                     11.89                12.10                       0
---------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                             12.39                12.58                       0
---------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                          11.83                12.25                       0
---------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                        13.87                15.87                       0
---------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                     13.90                14.39                       0
---------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                   12.28                12.94                       0
---------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                              12.93                13.78                       0
---------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                            12.68                13.12                       0
---------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                       12.84                12.88                  16,147
---------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                         13.27                13.60                  35,957
---------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                             10.80                10.79                       0
---------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                            16.67                19.30                     395
---------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                       9.82                 9.92                  88,652
---------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                          15.36                17.93                      71
---------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                  11.14                11.19                       0
---------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                    10.00                10.58                  14,856
---------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                 10.00                10.29                       0
---------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                          10.00                11.23                       0
---------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                           13.11                14.44                       0
---------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                10.61                10.69                  54,822
---------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                       16.51                16.75                     414
---------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                        14.08                14.26                     412
---------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                          16.38                20.35                       0
---------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                          15.27                16.21                  16,342
---------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                           13.54                14.46                       0
---------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                           12.62                13.25                       0
---------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                             13.07                13.46                       0
---------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                  13.51                14.26                       0
---------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                      10.00                10.20                       0
---------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                 10.00                11.30                       0
---------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                       10.00                11.11                       0
---------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                           11.63                11.88                     376
---------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                          9.92                 9.83                       0
---------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                          11.15                11.16                       0
---------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                         10.35                10.40                 103,297
---------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                    10.00                 9.48                       0
---------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                    10.00                 9.99                       0
---------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                      5.36                 5.32                       0
---------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                        8.92                 8.29                       0
---------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                       14.64                14.93                       0
---------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                        14.66                14.54                       0
---------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                            11.26                12.56                       0
---------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                         10.00                10.55                       0
---------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                      9.61                 9.62                       0
---------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                        6.69                 6.51                       0
---------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                              13.08                12.44                       0
---------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                  19.07                24.68                       0
---------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                       18.46                27.46                     197
---------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                       18.05                21.42                     357
---------------------------------------------------------------------------------------------------------------------------------


Table 18 - 2.05% Asset Charge
     Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge


     Rider - Five Years
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit
     Rider
     Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge
     Rider - Three Years
     Base Contract with Bonus Credit Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Zero Years
     Base Contract with Three-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation
     Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender
     Charge Rider, and GMWB Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider
     and GMWB Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at        Unit Value at          Accumulation
                                                                        Beginning of        End of Period        Units at End of
                                                                      Period (1/1/05)         (12/31/05)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2005
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            11.47                11.91                  7,092
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.28                10.89                  1,114
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                     9.47                 9.48                    678
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     11.80                13.51                    124
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                              9.42                10.34                 35,217
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                    9.49                10.64                  7,867
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      11.56                12.44                 18,814
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               11.88                13.60                 10,406
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               11.31                11.63                 14,388
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                    9.82                11.74                  7,140
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        11.13                11.40                  8,908
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.02                 9.97                  3,771
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          11.43                12.66                 57,684
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.00                10.34                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.00                10.71                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   9.98                 9.97                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  12.34                12.68                 55,524
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.70                10.96                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.73                10.56                    377
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                10.52                 9.36                  1,428
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.63                10.81                  7,994
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.39                10.54                  2,266
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.68                11.05                 13,194
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           12.66                14.47                 38,318
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        11.49                11.89                 40,805
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.38                10.92                  4,687
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.50                11.18                    908
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                                9.19                 9.50                  6,006
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          13.47                13.50                 18,248
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.56                10.82                 65,027
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                11.22                11.20                 33,963
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               14.74                17.05                 16,471
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                          9.76                 9.85                 35,869
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             12.84                14.95                 24,875
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     11.13                11.17                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.00                10.57                  7,838
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.00                10.28                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.00                11.22                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              13.09                14.40                      0
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.92                11.00                 19,624
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          12.56                12.72                 10,099
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           11.50                11.63                 29,791
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             13.91                17.25                  3,179
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             13.56                14.38                 23,449
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                               9.73                10.38                  9,649
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.32                10.82                  2,759
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                 9.38                 9.65                  1,070
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.59                11.16                  1,072
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.00                10.19                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.00                11.29                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.00                11.10                  4,824
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              11.61                11.85                  6,012
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.90                 9.80                 33,354
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             11.13                11.13                 17,829
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.34                10.37                 75,536
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.00                 9.47                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.00                 9.98                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         5.84                 5.80                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           8.91                 8.27                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.59                10.78                  3,300
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           11.54                11.43                 11,321
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               11.26                12.54                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.00                10.54                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.52                 9.51                 15,606
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           7.55                 7.34                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 13.06                12.40                  1,548
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     15.57                20.14                  7,155
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          16.08                23.90                  5,119
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          18.01                21.35                  6,095
-----------------------------------------------------------------------------------------------------------------------------------

Table 19 - 2.10% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit
     Rider, Five-Year Surrender Charge Rider
     and GMWB Moderate Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider,
     Guaranteed Minimum Death Benefit Rider and GMWB
     Moderate Asset Allocation Model (Available on
     Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Zero-Year
     Surrender Charge Rider and GMWB Moderate
     Asset Allocation Model (Available on Contracts Issued
     After 8/22/05)

-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at
                                                                        Beginning of        Unit Value at          Accumulation
                                                                           Period           End of Period        Units at End of
                                                                         (8/22/05)            (12/31/05)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2005
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            10.39                10.77                      0
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.72                11.36                      0
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                    10.24                10.25                      0
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     10.07                11.52                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             10.35                11.35                    606
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.31                11.55                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      10.28                11.05                    267
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               10.40                11.90                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               10.16                10.44                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   10.39                12.42                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.30                10.55                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.02                 9.97                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          10.35                11.46                  1,503
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.00                10.34                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.00                10.70                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   9.98                 9.97                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  10.31                10.59                  1,202
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.22                10.46                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.30                10.13                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                10.34                 9.19                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.16                10.33                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.21                10.35                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.11                10.45                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           10.21                11.67                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        10.24                10.58                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.15                10.68                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.20                10.86                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                               10.20                10.54                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          10.10                10.12                    379
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.24                10.48                  1,301
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                10.03                10.01                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               10.22                11.81                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                         10.00                10.09                    847
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             10.36                12.05                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     10.55                10.58                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.00                10.56                    273
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.00                10.28                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.00                11.21                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              10.38                11.42                      0
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.05                10.11                    473
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          10.35                10.48                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           10.26                10.38                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             10.41                12.90                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             10.37                10.99                    449
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              10.41                11.10                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.30                10.80                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                10.35                10.65                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.36                10.91                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.00                10.19                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.00                11.29                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.00                11.10                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              10.07                10.27                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                            10.00                 9.89                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             10.10                10.10                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.03                10.07                  1,902
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.00                 9.46                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.00                 9.97                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         9.72                 9.64                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           9.85                 9.14                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.37                10.56                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           10.26                10.16                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               10.27                11.44                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.00                10.53                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.99                 9.98                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           9.74                 9.46                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 10.10                 9.59                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     10.53                13.62                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                           9.74                14.46                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          10.54                12.50                      0
-----------------------------------------------------------------------------------------------------------------------------------


Table 20 - 2.15% Asset Charge
     Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge
     Rider - Three Years
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider
     Base Contract with Minimum Premium Rider and Higher Education Rider
     Base Contract with GMWB Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender
     Charge Rider, and GMWB Moderate-Conservative Asset Allocation Model (Available on Contracts Issued After
     8/22/05)
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender
     Charge Rider, and GMWB Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider
     and GMWB Moderate-Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider
     and Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at        Unit Value at          Accumulation
                                                                        Beginning of        End of Period        Units at End of
                                                                      Period (1/1/05)         (12/31/05)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2005
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            11.44                11.86                      0
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.25                10.85                    144
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                     9.44                 9.44                      0
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     11.77                13.46                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                              9.40                10.30                  1,146
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                    9.46                10.60                  1,079
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      11.53                12.39                  8,962
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               11.84                13.55                    983
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               11.28                11.58                      5
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                    9.79                11.69                 11,753
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        11.10                11.35                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.02                 9.96                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          11.39                12.61                  1,909
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.00                10.33                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.00                10.70                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   9.98                 9.96                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  12.31                12.63                 10,662
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.67                10.92                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.70                10.52                    520
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                10.49                 9.32                    465
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.60                10.76                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.36                10.50                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.65                11.00                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           12.62                14.41                 71,532
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        11.46                11.84                    333
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.35                10.88                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.47                11.13                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                                9.16                 9.46                     59
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          13.43                13.45                    155
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.53                10.77                    705
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                11.18                11.15                      1
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               14.70                16.98                 31,501
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                          9.73                 9.82                    475
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             12.80                14.89                    336
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     11.13                11.15                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.00                10.56                    158
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.00                10.27                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.00                11.21                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              13.06                14.36                      0
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.89                10.96                    246
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          12.52                12.68                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           11.46                11.58                    316
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             13.87                17.19                  1,517
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             13.52                14.33                  1,595
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                               9.70                10.34                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.29                10.77                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                 9.35                 9.62                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.56                11.12                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.00                10.18                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.00                11.28                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.00                11.09                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              11.59                11.81                  1,757
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.89                 9.77                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             11.11                11.10                    998
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.32                10.35                  1,464
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.00                 9.46                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.00                 9.97                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         5.83                 5.78                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           8.90                 8.26                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.56                10.75                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           11.50                11.39                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               11.25                12.52                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.00                10.53                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.49                 9.48                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           7.53                 7.31                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 13.03                12.36                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     15.53                20.07                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          16.04                23.81                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          17.97                21.28                    125
-----------------------------------------------------------------------------------------------------------------------------------

Table 21 - 2.20% Asset Charge
     Base Contract with Minimum Premium Rider and Guaranteed Minimum Premium Rider and Surrender Charge
     Rider - Zero Years
     Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Moderate-Aggressive Asset Allocation
     Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Moderate-Aggressive
     Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Moderate-Aggressive Asset Allocation
     Model (Available on Contracts Issued After 8/22/05)
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at        Unit Value at          Accumulation
                                                                        Beginning of        End of Period        Units at End of
                                                                      Period (1/1/05)         (12/31/05)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2005
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            12.95                13.42                      0
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            12.23                12.94                      0
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                    14.03                14.03                      0
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     14.27                16.31                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             12.97                14.22                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   12.89                14.43                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      15.17                16.30                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               15.62                17.86                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               12.53                12.86                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   12.07                14.42                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        13.73                14.04                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.02                 9.96                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          13.51                14.94                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.00                10.33                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.00                10.69                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   9.98                 9.96                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  14.19                14.55                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          12.50                12.79                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  13.51                13.27                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                14.20                12.61                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        11.83                12.01                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                12.32                12.48                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             11.77                12.15                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           13.80                15.75                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        13.82                14.27                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      12.22                12.83                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 12.86                13.67                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                               12.61                13.02                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          13.98                13.99                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            13.20                13.50                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                10.74                10.71                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               16.58                19.15                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                          9.77                 9.85                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             15.18                17.63                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     11.12                11.14                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.00                10.55                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.00                10.27                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.00                11.20                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              13.05                14.34                      0
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.55                10.61                    868
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          16.42                16.62                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           14.01                14.15                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             16.29                20.19                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             15.19                16.08                    674
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              13.46                14.35                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              12.55                13.14                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                13.00                13.36                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     13.44                14.14                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.00                10.18                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.00                11.28                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.00                11.09                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              11.58                11.80                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.88                 9.76                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             11.10                11.09                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.31                10.33                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.00                 9.45                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.00                 9.96                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         5.33                 5.28                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           8.90                 8.25                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          14.57                14.81                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           14.58                14.42                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               11.25                12.51                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.00                10.52                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.56                 9.54                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           6.65                 6.46                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 13.01                12.34                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     18.96                24.49                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          18.36                27.25                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          17.95                21.25                      0
-----------------------------------------------------------------------------------------------------------------------------------


Table 22 - 2.25% Asset Charge
     Base Contract with Higher Education Rider and Estate Planning Rider
     Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Moderate-Conservative
     Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender
     Charge Rider, and GMWB Moderate-Conservative Asset Allocation Model (Available on Contracts Issued After
     8/22/05)
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at        Unit Value at          Accumulation
                                                                        Beginning of        End of Period        Units at End of
                                                                      Period (1/1/05)         (12/31/05)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2005
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            11.41                11.81                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.22                10.81                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                     9.42                 9.41                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     11.74                13.41                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                              9.37                10.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                    9.44                10.56                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      11.49                12.34                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               11.81                13.49                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               11.24                11.54                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                    9.76                11.65                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        11.06                11.31                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.02                 9.95                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          11.36                12.56                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.00                10.32                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.00                10.69                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   9.98                 9.95                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  12.27                12.58                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.64                10.88                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.67                10.48                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                10.46                 9.29                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.57                10.72                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.33                10.46                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.62                10.96                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           12.59                14.36                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        11.42                11.79                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.32                10.84                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.44                11.09                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                                9.14                 9.42                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          13.39                13.40                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.50                10.73                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                11.15                11.11                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               14.66                16.91                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                          9.70                 9.78                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             12.77                14.83                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     11.12                11.13                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.00                10.55                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.00                10.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.00                11.20                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              13.04                14.32                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.86                10.92                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          12.49                12.63                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           11.43                11.54                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             13.83                17.12                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             13.49                14.27                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                               9.67                10.30                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.26                10.73                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                 9.33                 9.58                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.53                11.08                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.00                10.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.00                11.27                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.00                11.08                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              11.57                11.78                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.87                 9.75                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             11.09                11.07                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.30                10.32                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.00                 9.45                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.00                 9.96                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         5.81                 5.75                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           8.90                 8.24                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.53                10.71                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           11.47                11.34                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               11.24                12.50                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.00                10.52                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.47                 9.44                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           7.51                 7.28                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 13.00                12.32                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     15.49                19.99                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          15.99                23.72                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          17.93                21.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------


Table 23 - 2.30% Asset Charge
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit
     Rider and Surrender Charge Rider - Five Years
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge
     Rider - Zero Years
     Base Contract with Bonus Credit Rider and GMWB Moderate-Aggressive Asset Allocation Model (Available on
     Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender
     Charge Rider, and GMWB Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB Moderate-Aggressive
     Asset Allocation Model (Available on Contracts Issued After 8/22/05)
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                                Accumulation         Accumulation           Number of
                                                                       Unit Value at        Unit Value at          Accumulation
                                                                        Beginning of        End of Period        Units at End of
                                                                      Period (1/1/05)         (12/31/05)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2005
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            11.39                11.79                      0
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.20                10.79                    976
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                     9.40                 9.39                      0
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     11.72                13.39                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                              9.35                10.24                    703
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                    9.42                10.54                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      11.48                12.32                    157
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               11.79                13.47                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               11.23                11.51                      7
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                    9.75                11.63                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        11.05                11.28                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.02                 9.95                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          11.34                12.54                    906
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.00                10.32                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.00                10.68                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   9.98                 9.95                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  12.25                12.56                    836
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.63                10.86                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.66                10.46                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                10.45                 9.27                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.55                10.70                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.31                10.44                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.61                10.94                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           12.57                14.33                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        11.41                11.77                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.30                10.81                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.42                11.07                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                                9.12                 9.41                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          13.37                13.37                    143
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.48                10.71                    907
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                11.14                11.09                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               14.64                16.88                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                          9.69                 9.76                     11
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             12.75                14.80                    325
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     11.11                11.12                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.00                10.54                    247
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.00                10.26                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.00                11.19                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              13.03                14.30                      0
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.85                10.90                      7
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          12.47                12.61                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           11.41                11.51                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             13.81                17.09                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             13.47                14.24                    276
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                               9.66                10.28                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.24                10.71                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                 9.31                 9.56                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.52                11.06                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.00                10.17                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.00                11.27                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.00                11.08                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              11.56                11.77                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.86                 9.73                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             11.08                11.06                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.29                10.30                  1,096
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.00                 9.44                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.00                 9.95                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         5.80                 5.74                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           8.89                 8.24                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.52                10.69                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           11.46                11.32                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               11.24                12.49                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.00                10.51                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.46                 9.43                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           7.50                 7.27                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 12.98                12.31                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     15.47                19.96                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          15.97                23.67                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          17.91                21.18                      0
-----------------------------------------------------------------------------------------------------------------------------------

Table 24 - 2.35% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender
     Charge Rider, and GMWB Moderate Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB
     Moderate Asset Allocation Model (Available on Contracts Issued After 8/22/05)
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (8/22/05)            (12/31/05)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2005
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            10.00                10.70                      0
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.00                10.21                      0
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                    10.00                10.50                      0
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     10.00                10.04                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             10.00                10.42                     86
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.00                10.72                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      10.00                10.23                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               10.00                10.65                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               10.00                10.12                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   10.00                10.93                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.00                10.12                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.00                10.00                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          10.00                10.71                    159
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.00                10.21                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.00                10.18                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                  10.00                10.23                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  10.00                10.18                    145
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.00                10.06                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.00                 9.86                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                10.00                10.02                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.00                10.18                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.00                10.22                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.00                10.42                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           10.00                10.73                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        10.00                10.26                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.00                10.59                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.00                10.67                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                               10.00                10.32                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          10.00                10.00                     59
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.00                10.19                    116
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                10.00                 9.94                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               10.00                10.75                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                         10.00                10.05                    276
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             10.00                11.06                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     10.00                10.34                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.00                10.07                     43
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.00                10.08                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.00                10.23                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              10.00                10.57                      0
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.00                 9.97                    192
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          10.00                10.02                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           10.00                10.28                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             10.00                11.21                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             10.00                10.18                     73
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              10.00                10.56                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.00                10.31                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                10.00                10.21                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.00                10.14                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.00                10.15                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.00                10.60                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.00                10.33                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              10.00                 9.99                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                            10.00                 9.97                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             10.00                10.01                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.00                 9.93                    312
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.00                10.29                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.00                10.25                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                        10.00                 9.65                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                          10.00                10.06                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.00                10.19                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           10.00                10.28                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               10.00                10.72                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.00                 9.81                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                        10.00                10.01                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                          10.00                 9.82                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 10.00                 9.79                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     10.00                11.39                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          10.00                11.71                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          10.00                11.19                      0
-----------------------------------------------------------------------------------------------------------------------------------

Table 25 - 2.40% Asset Charge
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit
     Rider and Surrender Charge Rider - Three Years
     Base Contract with Bonus Credit Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Higher Education Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and
     GMWB Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider and GMWB Aggressive Asset Allocation Model (Available on Contracts
     Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender
     Charge Rider, and GMWB Moderate-Conservative Asset Allocation Model (Available on Contracts Issued After
     8/22/05)
     Base Contract with Five-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model (Available on
     Contracts Issued After 8/22/05)
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at        Unit Value at        Accumulation
                                                                      Beginning of         End of Period        Units at End of
                                                                      Period (1/1/05)      (12/31/05)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2005
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            11.36                11.74                    195
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.17                10.74                    747
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                     9.38                 9.36                      0
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     11.69                13.34                    927
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                              9.33                10.20                  9,975
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                    9.40                10.50                    364
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      11.44                12.27                  3,710
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               11.76                13.42                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               11.20                11.47                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                    9.72                11.58                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        11.02                11.24                    326
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.02                 9.94                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          11.31                12.49                 15,242
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.00                10.31                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.00                10.67                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   9.98                 9.94                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  12.22                12.51                 14,988
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.60                10.82                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.63                10.42                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                10.42                 9.24                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.52                10.66                  1,440
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.28                10.40                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.58                10.90                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           12.53                14.27                    766
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        11.37                11.72                  1,424
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.27                10.77                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.39                11.03                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                                9.10                 9.37                    400
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          13.33                13.32                  3,730
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.45                10.67                 14,315
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                11.10                11.05                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               14.59                16.82                  1,808
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                          9.66                 9.72                  4,592
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             12.71                14.74                  5,981
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     11.11                11.10                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.00                10.53                  1,992
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.00                10.25                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.00                11.18                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              13.00                14.26                      0
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.82                10.86                  2,576
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          12.44                12.56                  1,753
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           11.38                11.47                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             13.77                17.02                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             13.43                14.19                  4,784
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                               9.63                10.24                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.21                10.67                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                 9.29                 9.52                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.49                11.01                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.00                10.16                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.00                11.25                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.00                11.06                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              11.55                11.74                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.84                 9.71                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             11.07                11.03                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.27                10.28                 13,778
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.00                 9.43                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.00                 9.94                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         5.79                 5.72                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           8.89                 8.22                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.49                10.65                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           11.43                11.28                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               11.23                12.47                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.00                10.50                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.43                 9.39                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           7.48                 7.24                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 12.96                12.27                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     15.43                19.88                     64
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          15.92                23.58                    465
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          17.87                21.12                      0
-----------------------------------------------------------------------------------------------------------------------------------


Table 26 - 2.45% Asset Charge
     Base Contract with Bonus Credit Rider, Guaranteed
     Minimum Death Benefit Rider and
     Moderate Asset Allocation Model (Available on
     Contracts Issued After 8/22/05)
     Base Contract with Guaranteed Minimum Death Benefit
     Rider, Five-Year Surrender Charge Rider and
     GMWB Moderate-Aggressive Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider,
     Guaranteed Minimum Death Benefit Rider and
     GMWB Moderate-Aggressive Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider,
     Guaranteed Minimum Death Benefit Rider,
     Three-Year Surrender Charge Rider, and GMWB
     Moderate Asset Allocation Model (Available on
     Contracts
     Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Zero-Year
     Surrender Charge Rider and GMWB
     Moderate-Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)

-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (8/22/05)            (12/31/05)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2005
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            10.38                10.73                      0
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.72                11.31                      0
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                    10.24                10.21                      0
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     10.07                11.48                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             10.34                11.31                  1,305
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.30                11.51                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      10.27                11.01                    532
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               10.39                11.85                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               10.16                10.40                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   10.38                12.37                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.30                10.51                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.02                 9.93                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          10.34                11.42                  3,012
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.00                10.30                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.00                10.67                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   9.98                 9.93                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  10.31                10.55                  2,490
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.21                10.42                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.30                10.09                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                10.33                 9.16                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.16                10.29                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.20                10.31                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.10                10.41                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           10.21                11.62                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        10.23                10.54                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.15                10.63                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.20                10.82                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                               10.20                10.50                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          10.09                10.08                    751
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.24                10.44                  2,627
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                10.03                 9.97                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               10.22                11.77                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                          9.99                10.05                  1,477
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             10.35                12.00                    166
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     10.54                10.54                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.00                10.53                    576
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.00                10.24                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.00                11.17                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              10.38                11.37                      0
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.04                10.08                    819
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          10.35                10.44                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           10.26                10.34                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             10.40                12.85                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             10.37                10.95                    917
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              10.40                11.06                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.30                10.75                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                10.35                10.61                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.36                10.87                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.00                10.15                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.00                11.25                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.00                11.06                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              10.07                10.23                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                            10.00                 9.86                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             10.10                10.06                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.03                10.03                  3,800
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.00                 9.43                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.00                 9.94                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         9.72                 9.61                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           9.85                 9.11                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.37                10.52                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           10.25                10.12                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               10.27                11.40                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.00                10.50                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.98                 9.94                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           9.73                 9.42                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 10.10                 9.56                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     10.53                13.56                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                           9.73                14.41                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          10.54                12.45                      0
-----------------------------------------------------------------------------------------------------------------------------------

Table 27 - 2.50% Asset Charge
     Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
     Base Contract with Bonus Credit Rider and Higher Education Rider
     Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and
     GMWB Moderate-Conservative Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Three-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model (Available
     on Contracts Issued After 8/22/05)
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at        Unit Value at        Accumulation
                                                                      Beginning of         End of Period        Units at End of
                                                                      Period (1/1/05)      (12/31/05)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2005
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            11.32                11.70                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.15                10.70                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                     9.35                 9.32                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     11.66                13.29                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                              9.30                10.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                    9.37                10.46                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      11.41                12.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               11.72                13.36                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               11.16                11.43                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                    9.69                11.54                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.98                11.20                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.02                 9.93                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          11.28                12.44                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.00                10.30                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.00                10.66                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   9.98                 9.93                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  12.18                12.46                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.57                10.78                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.60                10.38                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                10.39                 9.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.49                10.62                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.25                10.36                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.55                10.85                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           12.49                14.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        11.34                11.68                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.24                10.73                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.36                10.98                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                                9.07                 9.33                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          13.30                13.27                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.42                10.63                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                11.07                11.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               14.55                16.75                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                          9.63                 9.68                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             12.67                14.68                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     11.10                11.09                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.00                10.52                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.00                10.24                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.00                11.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              12.98                14.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.79                10.82                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          12.41                12.52                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           11.35                11.43                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             13.73                16.95                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             13.39                14.13                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                               9.60                10.20                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.18                10.63                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                 9.26                 9.49                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.45                10.97                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.00                10.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.00                11.24                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.00                11.05                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              11.53                11.70                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.83                 9.68                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             11.05                11.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.26                10.25                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.00                 9.43                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.00                 9.93                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         5.77                 5.70                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           8.88                 8.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.46                10.61                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           11.40                11.24                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               11.22                12.45                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.00                10.49                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.41                 9.36                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           7.46                 7.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 12.93                12.23                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     15.39                19.81                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          15.88                23.49                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          17.83                21.05                   0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 28 - 2.55% Asset Charge
     Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit
     Rider and Surrender Charge Rider - Zero Years
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at        Unit Value at        Accumulation
                                                                      Beginning of         End of Period        Units at End of
                                                                      Period (1/1/05)      (12/31/05)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2005
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            12.85                13.27                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            12.14                12.80                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                    13.93                13.87                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     14.16                16.13                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             12.88                14.06                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   12.79                14.27                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      15.06                16.12                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               15.50                17.66                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               12.43                12.72                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   11.98                14.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        13.63                13.89                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.02                 9.92                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          13.40                14.78                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.00                10.29                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.00                10.66                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   9.98                 9.92                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  14.08                14.39                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          12.41                12.65                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  13.40                13.12                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                14.09                12.48                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        11.74                11.88                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                12.23                12.34                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             11.68                12.02                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           13.69                15.57                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        13.72                14.12                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      12.12                12.69                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 12.76                13.52                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                               12.52                12.88                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          13.88                13.84                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            13.10                13.35                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                10.66                10.59                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               16.46                18.94                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                          9.69                 9.74                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             15.18                17.62                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     11.10                11.08                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.00                10.52                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.00                10.23                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.00                11.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              12.97                14.20                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.47                10.49                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          16.30                16.43                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           13.90                13.99                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             16.17                19.96                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             15.07                15.90                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              13.36                14.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              12.46                13.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                12.90                13.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     13.34                13.99                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.00                10.14                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.00                11.24                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.00                11.05                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              11.52                11.69                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.82                 9.67                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             11.04                10.99                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.25                10.24                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.00                 9.42                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.00                 9.93                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         5.29                 5.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           8.88                 8.20                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          14.46                14.65                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           14.47                14.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               11.22                12.44                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.00                10.49                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.49                 9.44                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           6.60                 6.39                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 12.91                12.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     18.82                24.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          18.22                26.95                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          17.81                21.02                   0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 29 - 2.60% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender
     Charge Rider, and GMWB Moderate Asset Allocation Model (Available on Contracts Issued After 8/22/05)
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (8/22/05)            (12/31/05)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2005
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            10.00                10.69                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.00                10.20                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                    10.00                10.49                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     10.00                10.03                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             10.00                10.41                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.00                10.71                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      10.00                10.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               10.00                10.65                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               10.00                10.11                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   10.00                10.92                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.00                10.11                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.00                 9.99                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          10.00                10.70                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.00                10.20                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.00                10.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                  10.00                10.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  10.00                10.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.00                10.05                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.00                 9.86                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                10.00                10.01                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.00                10.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.00                10.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.00                10.41                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           10.00                10.72                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        10.00                10.25                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.00                10.58                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.00                10.66                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                               10.00                10.31                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          10.00                 9.99                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.00                10.18                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                10.00                 9.93                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               10.00                10.74                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                         10.00                10.04                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             10.00                11.05                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     10.00                10.33                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.00                10.06                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.00                10.07                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.00                10.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              10.00                10.56                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.00                 9.96                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          10.00                10.01                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           10.00                10.27                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             10.00                11.20                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             10.00                10.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              10.00                10.56                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.00                10.31                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                10.00                10.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.00                10.13                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.00                10.14                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.00                10.59                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.00                10.32                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              10.00                 9.98                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                            10.00                 9.96                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             10.00                10.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.00                 9.92                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.00                10.28                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.00                10.24                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                        10.00                 9.64                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                          10.00                10.05                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.00                10.18                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           10.00                10.28                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               10.00                10.71                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.00                 9.80                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                        10.00                10.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                          10.00                 9.81                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 10.00                 9.79                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     10.00                11.38                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          10.00                11.70                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          10.00                11.18                   0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 30 - 2.65% Asset Charge
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider and Guaranteed
     Minimum Death Benefit Rider
     Base Contract with Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death Benefit
     Rider
     Base Contract with Guaranteed Minimum Death Benefit Rider and GMWB Aggressive Asset Allocation Model
     (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Five-Year Surrender Charge Rider and GMWB Aggressive Asset
     Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Zero-Year Surrender Charge Rider and GMWB Aggressive Asset Allocation Model (Available on
     Contracts Issued After 8/22/05)
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at        Unit Value at        Accumulation
                                                                      Beginning of         End of Period        Units at End of
                                                                      Period (1/1/05)      (12/31/05)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2005
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            11.27                11.63                      0
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.10                10.64                      0
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                     9.32                 9.27                      0
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     11.62                13.22                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                              9.26                10.10                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                    9.33                10.40                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      11.36                12.15                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               11.67                13.28                     81
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               11.11                11.36                    194
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                    9.65                11.47                    110
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.94                11.13                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.02                 9.91                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          11.23                12.37                    138
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.00                10.28                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.00                10.64                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   9.98                 9.91                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  12.13                12.39                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.53                10.72                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.56                10.33                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                10.35                 9.15                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.44                10.56                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.21                10.30                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.50                10.79                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           12.44                14.13                    150
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        11.29                11.61                    216
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.20                10.67                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.32                10.92                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                                9.03                 9.28                    278
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          13.24                13.19                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.37                10.56                    142
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                11.02                10.94                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               14.49                16.65                     84
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                          9.59                 9.63                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             12.62                14.60                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     11.09                11.06                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.00                10.51                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.00                10.22                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.00                11.15                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              12.95                14.16                      0
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.75                10.76                      0
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          12.36                12.45                     82
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           11.30                11.36                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             13.67                16.85                    100
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             13.33                14.05                     88
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                               9.56                10.14                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.14                10.57                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                 9.22                 9.43                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.41                10.90                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.00                10.13                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.00                11.23                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.00                11.04                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              11.50                11.66                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.80                 9.64                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             11.02                10.96                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.23                10.21                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.00                 9.41                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.00                 9.92                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         5.75                 5.67                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           8.87                 8.19                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.42                10.55                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           11.35                11.18                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               11.21                12.42                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.00                10.47                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.37                 9.31                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           7.43                 7.18                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 12.89                12.17                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     15.33                19.70                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          15.81                23.35                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          17.78                20.95                      0
-----------------------------------------------------------------------------------------------------------------------------------

Table 31 - 2.70% Asset Charge
     Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and
     GMWB Moderate Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender
     Charge Rider, and GMWB Moderate-Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB
     Moderate-Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (8/22/05)            (12/31/05)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2005
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            10.00                10.69                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.00                10.20                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                    10.00                10.48                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     10.00                10.03                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             10.00                10.41                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.00                10.70                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      10.00                10.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               10.00                10.64                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               10.00                10.11                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   10.00                10.92                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.00                10.11                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.00                 9.99                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          10.00                10.70                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.00                10.20                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.00                10.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                  10.00                10.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  10.00                10.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.00                10.05                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.00                 9.85                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                10.00                10.01                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.00                10.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.00                10.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.00                10.40                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           10.00                10.72                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        10.00                10.25                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.00                10.57                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.00                10.66                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                               10.00                10.31                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          10.00                 9.99                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.00                10.18                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                10.00                 9.93                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               10.00                10.74                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                         10.00                10.03                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             10.00                11.04                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     10.00                10.32                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.00                10.06                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.00                10.07                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.00                10.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              10.00                10.55                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.00                 9.95                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          10.00                10.01                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           10.00                10.27                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             10.00                11.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             10.00                10.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              10.00                10.55                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.00                10.30                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                10.00                10.20                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.00                10.13                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.00                10.13                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.00                10.58                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.00                10.32                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              10.00                 9.98                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                            10.00                 9.96                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             10.00                10.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.00                 9.91                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.00                10.28                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.00                10.23                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                        10.00                 9.64                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                          10.00                10.05                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.00                10.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           10.00                10.27                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               10.00                10.71                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.00                 9.79                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                        10.00                10.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                          10.00                 9.81                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 10.00                 9.78                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     10.00                11.38                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          10.00                11.69                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          10.00                11.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------


Table 32 - 2.75% Asset Charge
     Base Contract with Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider
     Base Contract with Bonus Credit Rider and GMWB Aggressive Asset Allocation Model (Available on Contracts
     Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Three-Year Surrender Charge Rider and GMWB Aggressive Asset
     Allocation Model (Available on Contracts Issued After 8/22/05)
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at        Unit Value at        Accumulation
                                                                      Beginning of         End of Period        Units at End of
                                                                      Period (1/1/05)      (12/31/05)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2005
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            11.24                11.58                     29
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.07                10.60                      0
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                     9.29                 9.24                      0
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     11.58                13.17                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                              9.23                10.06                     20
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                    9.30                10.36                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      11.33                12.10                     24
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               11.64                13.23                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               11.08                11.31                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                    9.62                11.42                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.90                11.09                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.02                 9.90                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          11.19                12.32                     54
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.00                10.27                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.00                10.63                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   9.98                 9.90                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  12.09                12.34                     33
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.50                10.68                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.53                10.29                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                10.32                 9.12                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.41                10.51                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.18                10.26                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.47                10.75                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           12.40                14.08                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        11.26                11.56                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.17                10.63                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.29                10.88                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                                9.00                 9.24                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          13.20                13.14                      9
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.34                10.52                     36
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                10.99                10.90                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               14.45                16.59                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                          9.56                 9.59                     31
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             12.58                14.54                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     11.08                11.04                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.00                10.50                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.00                10.21                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.00                11.14                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              12.92                14.13                      0
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.72                10.72                      0
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          12.32                12.40                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           11.26                11.31                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             13.63                16.79                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             13.29                13.99                     14
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                               9.53                10.10                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.11                10.52                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                 9.19                 9.39                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.38                10.86                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.00                10.12                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.00                11.22                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.00                11.03                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              11.48                11.63                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.79                 9.62                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             11.00                10.93                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.21                10.18                     30
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.00                 9.40                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.00                 9.91                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         5.73                 5.65                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           8.87                 8.18                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.39                10.51                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           11.32                11.14                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               11.20                12.40                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.00                10.46                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.34                 9.27                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           7.41                 7.15                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 12.86                12.13                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     15.29                19.63                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          15.76                23.26                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          17.74                20.88                      0
-----------------------------------------------------------------------------------------------------------------------------------


Table 33 - 2.80% Asset Charge
     Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Moderate-Aggressive Asset
     Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender
     Charge Rider, and GMWB Moderate-Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (8/22/05)            (12/31/05)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2005
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            10.38                10.69                      0
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.72                11.27                      0
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                    10.24                10.17                      0
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     10.06                11.43                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             10.34                11.26                  3,597
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.30                11.46                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      10.27                10.97                    995
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               10.39                11.81                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               10.15                10.36                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   10.38                12.32                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.30                10.47                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.02                 9.90                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          10.34                11.37                  5,526
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.00                10.27                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.00                10.63                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   9.98                 9.90                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  10.30                10.51                  5,552
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.21                10.38                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.30                10.06                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                10.33                 9.12                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.15                10.25                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.20                10.27                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.10                10.37                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           10.21                11.58                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        10.23                10.50                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.14                10.59                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.20                10.78                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                               10.19                10.46                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          10.09                10.04                  1,044
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.23                10.40                  5,223
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                10.03                 9.94                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               10.22                11.72                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                          9.99                10.01                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             10.35                11.95                  2,234
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     10.54                10.50                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.00                10.49                  1,376
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.00                10.20                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.00                11.13                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              10.37                11.33                      0
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.04                10.04                      0
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          10.34                10.40                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           10.26                10.30                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             10.40                12.80                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             10.36                10.91                  2,001
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              10.40                11.01                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.29                10.71                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                10.35                10.57                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.35                10.83                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.00                10.12                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.00                11.21                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.00                11.02                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              10.07                10.19                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.99                 9.82                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             10.10                10.02                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.03                 9.99                  6,228
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.00                 9.40                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.00                 9.91                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         9.72                 9.57                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           9.84                 9.07                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.36                10.48                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           10.25                10.08                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               10.27                11.35                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.00                10.46                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.98                 9.90                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           9.73                 9.39                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 10.09                 9.52                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     10.53                13.51                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                           9.73                14.35                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          10.54                12.40                      0
-----------------------------------------------------------------------------------------------------------------------------------


Table 34 - 2.85% Asset Charge
     Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at        Unit Value at        Accumulation
                                                                      Beginning of         End of Period        Units at End of
                                                                      Period (1/1/05)      (12/31/05)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2005
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            11.21                11.54                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.04                10.56                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                     9.27                 9.20                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     11.55                13.12                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                              9.21                10.02                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                    9.27                10.32                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      11.29                12.06                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               11.60                13.18                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               11.05                11.27                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                    9.59                11.38                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.87                11.04                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.02                 9.89                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          11.16                12.27                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.00                10.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.00                10.62                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   9.98                 9.89                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  12.06                12.29                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.47                10.64                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.50                10.25                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                10.29                 9.09                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.38                10.47                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.15                10.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.44                10.71                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           12.37                14.02                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        11.23                11.52                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.14                10.58                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.26                10.83                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                                8.98                 9.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          13.16                13.09                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.31                10.48                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                10.96                10.85                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               14.40                16.52                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                          9.54                 9.55                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             12.55                14.49                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     11.07                11.02                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.00                10.49                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.00                10.20                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.00                11.13                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              12.90                14.09                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.69                10.68                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          12.29                12.36                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           11.23                11.27                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             13.59                16.72                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             13.25                13.94                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                               9.50                10.06                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.08                10.48                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                 9.17                 9.36                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.35                10.82                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.00                10.11                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.00                11.20                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.00                11.02                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              11.46                11.60                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.77                 9.59                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             10.98                10.90                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.20                10.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.00                 9.39                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.00                 9.90                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         5.72                 5.63                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           8.86                 8.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.36                10.47                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           11.29                11.10                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               11.20                12.38                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.00                10.45                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.32                 9.24                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           7.39                 7.13                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 12.83                12.09                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     15.24                19.56                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          15.71                23.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          17.70                20.82                   0.00
-----------------------------------------------------------------------------------------------------------------------------------


Table 35 - 2.90% Asset Charge
     Base Contract with Guaranteed Minimum Death Benefit Rider, Five-Year Surrender Charge Rider and GMWB
     Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider and GMWB Aggressive
     Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Zero-Year Surrender Charge Rider and GMWB Aggressive Asset
     Allocation Model (Available on Contracts Issued After 8/22/05)
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (8/22/05)            (12/31/05)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2005
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            10.00                10.68                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.00                10.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                    10.00                10.48                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     10.00                10.02                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             10.00                10.40                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.00                10.70                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      10.00                10.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               10.00                10.63                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               10.00                10.10                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   10.00                10.91                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.00                10.10                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.00                 9.98                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          10.00                10.69                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.00                10.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.00                10.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                  10.00                10.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  10.00                10.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.00                10.04                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.00                 9.85                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                10.00                10.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.00                10.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.00                10.20                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.00                10.40                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           10.00                10.71                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        10.00                10.24                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.00                10.57                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.00                10.65                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                               10.00                10.30                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          10.00                 9.98                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.00                10.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                10.00                 9.92                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               10.00                10.73                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                         10.00                10.03                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             10.00                11.04                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     10.00                10.32                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.00                10.05                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.00                10.06                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.00                10.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              10.00                10.55                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.00                 9.95                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          10.00                10.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           10.00                10.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             10.00                11.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             10.00                10.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              10.00                10.54                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.00                10.29                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                10.00                10.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.00                10.12                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.00                10.13                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.00                10.58                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.00                10.31                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              10.00                 9.97                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                            10.00                 9.95                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             10.00                 9.99                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.00                 9.91                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.00                10.27                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.00                10.23                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                        10.00                 9.63                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                          10.00                10.04                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.00                10.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           10.00                10.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               10.00                10.70                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.00                 9.79                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                        10.00                 9.99                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                          10.00                 9.80                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 10.00                 9.78                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     10.00                11.37                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          10.00                11.68                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          10.00                11.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------


Table 36 - 2.95% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender
     Charge Rider, and GMWB Moderate-Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (8/22/05)            (12/31/05)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2005
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            10.00                10.68                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.00                10.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                    10.00                10.47                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     10.00                10.02                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             10.00                10.40                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.00                10.70                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      10.00                10.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               10.00                10.63                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               10.00                10.10                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   10.00                10.91                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.00                10.10                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.00                 9.98                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          10.00                10.69                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.00                10.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.00                10.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                  10.00                10.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  10.00                10.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.00                10.04                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.00                 9.84                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                10.00                10.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.00                10.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.00                10.20                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.00                10.39                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           10.00                10.71                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        10.00                10.24                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.00                10.56                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.00                10.65                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                               10.00                10.30                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          10.00                 9.98                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.00                10.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                10.00                 9.92                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               10.00                10.73                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                         10.00                10.03                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             10.00                11.03                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     10.00                10.31                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.00                10.05                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.00                10.06                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.00                10.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              10.00                10.55                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.00                 9.95                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          10.00                10.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           10.00                10.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             10.00                11.18                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             10.00                10.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              10.00                10.54                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.00                10.29                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                10.00                10.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.00                10.12                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.00                10.12                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.00                10.57                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.00                10.31                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              10.00                 9.97                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                            10.00                 9.95                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             10.00                 9.99                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.00                 9.91                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.00                10.27                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.00                10.23                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                        10.00                 9.63                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                          10.00                10.04                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.00                10.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           10.00                10.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               10.00                10.70                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.00                 9.78                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                        10.00                 9.99                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                          10.00                 9.80                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 10.00                 9.77                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     10.00                11.37                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          10.00                11.68                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          10.00                11.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------


Table 37 - 3.00% Asset Charge
     Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider and Guaranteed
     Minimum Death Benefit Rider
     Base Contract with Bonus Credit Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at        Unit Value at        Accumulation
                                                                      Beginning of         End of Period        Units at End of
                                                                      Period (1/1/05)      (12/31/05)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2005
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            11.16                11.47                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.00                10.49                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                     9.23                 9.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     11.51                13.05                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                              9.17                 9.97                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                    9.23                10.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      11.24                11.98                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               11.55                13.10                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               11.00                11.20                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                    9.55                11.31                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.82                10.98                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.02                 9.88                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          11.11                12.20                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.00                10.25                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.00                10.61                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   9.98                 9.88                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  12.01                12.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.43                10.59                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.46                10.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                10.25                 9.04                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.34                10.41                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.10                10.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.39                10.64                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           12.31                13.94                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        11.18                11.45                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.09                10.52                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.21                10.77                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                                8.94                 9.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          13.10                13.01                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.27                10.42                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                10.91                10.79                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               14.34                16.43                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                          9.50                 9.49                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             12.49                14.40                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     11.06                10.99                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.00                10.47                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.00                10.18                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.00                11.11                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              12.87                14.03                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.65                10.62                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          12.24                12.29                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           11.18                11.20                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             13.53                16.62                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             13.19                13.86                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                               9.46                10.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.03                10.42                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                 9.13                 9.30                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.30                10.76                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.00                10.10                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.00                11.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.00                11.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              11.43                11.55                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.75                 9.55                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             10.96                10.86                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.17                10.11                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.00                 9.38                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.00                 9.89                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         5.70                 5.60                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           8.85                 8.14                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.32                10.42                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           11.25                11.04                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               11.19                12.35                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.00                10.44                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.28                 9.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           7.36                 7.09                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 12.79                12.04                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     15.18                19.45                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          15.65                23.03                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          17.64                20.72                   0.00
------------------------------------------------------------------------------------------------------------------------------------


Table 38 - 3.05% Asset Charge
     Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and
     GMWB Moderate-Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (8/22/05)            (12/31/05)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2005
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            10.00                10.67                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.00                10.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                    10.00                10.47                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     10.00                10.02                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             10.00                10.40                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.00                10.69                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      10.00                10.20                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               10.00                10.63                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               10.00                10.09                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   10.00                10.91                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.00                10.09                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.00                 9.98                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          10.00                10.68                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.00                10.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.00                10.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                  10.00                10.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  10.00                10.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.00                10.03                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.00                 9.84                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                10.00                10.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.00                10.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.00                10.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.00                10.39                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           10.00                10.70                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        10.00                10.23                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.00                10.56                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.00                10.65                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                               10.00                10.29                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          10.00                 9.98                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.00                10.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                10.00                 9.92                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               10.00                10.72                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                         10.00                10.02                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             10.00                11.03                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     10.00                10.31                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.00                10.05                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.00                10.06                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.00                10.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              10.00                10.54                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.00                 9.94                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          10.00                10.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           10.00                10.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             10.00                11.18                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             10.00                10.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              10.00                10.54                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.00                10.29                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                10.00                10.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.00                10.11                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.00                10.12                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.00                10.57                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.00                10.31                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              10.00                 9.96                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                            10.00                 9.94                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             10.00                 9.98                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.00                 9.90                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.00                10.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.00                10.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                        10.00                 9.63                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                          10.00                10.04                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.00                10.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           10.00                10.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               10.00                10.69                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.00                 9.78                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                        10.00                 9.99                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                          10.00                 9.80                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 10.00                 9.77                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     10.00                11.36                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          10.00                11.68                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          10.00                11.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------


Table 39 - 3.10% Asset Charge
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate
     Planning Rider
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at        Unit Value at        Accumulation
                                                                      Beginning of         End of Period        Units at End of
                                                                      Period (1/1/05)      (12/31/05)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2005
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            11.13                11.43                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                             9.97                10.45                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                     9.21                 9.12                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     11.48                13.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                              9.14                 9.93                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                    9.21                10.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      11.21                11.94                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               11.52                13.05                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               10.97                11.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                    9.52                11.27                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.79                10.94                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.02                 9.87                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          11.08                12.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.00                10.24                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.00                10.60                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   9.98                 9.87                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  11.97                12.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.40                10.55                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.43                10.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                10.22                 9.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.31                10.37                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.07                10.12                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.36                10.60                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           12.28                13.89                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        11.14                11.41                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.07                10.48                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.18                10.73                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                                8.91                 9.12                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          13.06                12.96                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.24                10.38                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                10.88                10.75                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               14.30                16.36                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                          9.47                 9.46                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             12.46                14.34                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     11.06                10.98                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.00                10.46                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.00                10.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.00                11.10                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              12.84                13.99                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.62                10.58                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          12.21                12.24                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           11.15                11.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             13.49                16.56                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             13.16                13.80                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                               9.43                 9.96                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.00                10.38                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                 9.10                 9.27                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.27                10.71                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.00                10.09                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.00                11.18                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.00                10.99                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              11.41                11.52                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.73                 9.53                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             10.94                10.83                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.16                10.09                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.00                 9.37                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.00                 9.88                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         5.68                 5.58                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           8.85                 8.13                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.29                10.38                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           11.22                11.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               11.18                12.32                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.00                10.43                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.26                 9.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           7.34                 7.06                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 12.76                12.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     15.14                19.38                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          15.60                22.94                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          17.60                20.65                   0.00
-----------------------------------------------------------------------------------------------------------------------------------


Table 40 - 3.15% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Five-Year Surrender
     Charge Rider, and GMWB Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Guaranteed Minimum Death Benefit Rider, Zero-Year Surrender Charge Rider and GMWB
     Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (8/22/05)            (12/31/05)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2005
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            10.00                10.67                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.00                10.18                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                    10.00                10.47                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     10.00                10.01                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             10.00                10.39                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.00                10.69                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      10.00                10.20                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               10.00                10.62                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               10.00                10.09                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   10.00                10.90                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.00                10.09                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.00                 9.98                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          10.00                10.68                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.00                10.18                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.00                10.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                  10.00                10.20                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  10.00                10.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.00                10.03                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.00                 9.84                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                10.00                 9.99                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.00                10.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.00                10.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.00                10.39                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           10.00                10.70                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        10.00                10.23                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.00                10.56                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.00                10.64                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                               10.00                10.29                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          10.00                 9.97                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.00                10.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                10.00                 9.91                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               10.00                10.72                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                         10.00                10.02                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             10.00                11.03                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     10.00                10.31                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.00                10.04                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.00                10.05                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.00                10.20                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              10.00                10.54                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.00                 9.94                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          10.00                10.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           10.00                10.25                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             10.00                11.18                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             10.00                10.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              10.00                10.53                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.00                10.29                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                10.00                10.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.00                10.11                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.00                10.12                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.00                10.57                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.00                10.30                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              10.00                 9.96                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                            10.00                 9.94                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             10.00                 9.98                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.00                 9.90                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.00                10.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.00                10.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                        10.00                 9.62                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                          10.00                10.03                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.00                10.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           10.00                10.25                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               10.00                10.69                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.00                 9.78                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                        10.00                 9.98                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                          10.00                 9.79                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 10.00                 9.77                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     10.00                11.36                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          10.00                11.67                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          10.00                11.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------


Table 41 - 3.25% Asset Charge
     Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Guaranteed
     Minimum Death Benefit Rider
     Base Contract with Bonus Credit Rider, Guaranteed Minimum Death Benefit Rider and Aggressive Asset Allocation
     Model (Available on Contracts Issued After 8/22/05)
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Three-Year Surrender
     Charge Rider, and GMWB Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at        Unit Value at        Accumulation
                                                                      Beginning of         End of Period        Units at End of
                                                                      Period (1/1/05)      (12/31/05)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2005
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            11.08                11.36                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                             9.93                10.39                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                     9.17                 9.07                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     11.43                12.93                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                              9.10                 9.87                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                    9.17                10.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      11.16                11.87                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               11.47                12.98                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               10.92                11.09                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                    9.48                11.20                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.75                10.87                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.02                 9.85                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          11.03                12.08                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.00                10.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.00                10.58                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   9.98                 9.85                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  11.92                12.10                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.36                10.49                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.39                10.10                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                10.18                 8.96                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.26                10.31                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.03                10.06                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.32                10.54                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           12.22                13.81                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        11.10                11.34                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.02                10.42                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.14                10.66                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                                8.87                 9.06                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          13.01                12.88                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.20                10.32                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                10.83                10.68                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               14.24                16.27                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                          9.43                 9.40                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             12.40                14.26                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     11.04                10.95                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.00                10.45                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.00                10.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.00                11.09                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              12.81                13.93                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.58                10.53                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          12.16                12.18                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           11.10                11.09                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             13.43                16.46                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             13.10                13.72                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                               9.39                 9.91                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                               9.96                10.32                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                 9.06                 9.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.23                10.65                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.00                10.07                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.00                11.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.00                10.97                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              11.38                11.47                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.71                 9.49                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             10.91                10.78                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.13                10.05                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.00                 9.36                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.00                 9.86                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         5.66                 5.55                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           8.84                 8.11                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.25                10.32                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           11.17                10.94                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               11.17                12.29                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.00                10.41                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.22                 9.10                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           7.31                 7.02                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 12.72                11.94                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     15.08                19.27                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          15.53                22.81                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          17.55                20.56                   0.00
-----------------------------------------------------------------------------------------------------------------------------------


Table 42 - 3.35% Asset Charge
     Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider and Guaranteed
     Minimum Death Benefit Rider
-----------------------------------------------------------------------------------------------------------------------------------
                         Investment Division                            Accumulation         Accumulation           Number of
                                                                       Unit Value at        Unit Value at          Accumulation
                                                                        Beginning of        End of Period        Units at End of
                                                                      Period (1/1/05)         (12/31/05)              Period
-----------------------------------------------------------------------------------------------------------------------------------
     2005
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            11.05                11.31                      0
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                             9.90                10.35                      0
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                     9.14                 9.04                      0
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     11.40                12.88                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                              9.07                 9.83                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                    9.14                10.12                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      11.13                11.82                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               11.43                12.93                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               10.89                11.05                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                    9.45                11.16                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.71                10.83                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.02                 9.84                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          11.00                12.03                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.00                10.21                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.00                10.57                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                   9.98                 9.84                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  11.89                12.05                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.34                10.45                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.36                10.06                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                10.16                 8.92                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.23                10.27                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.00                10.02                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.29                10.50                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           12.19                13.75                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        11.06                11.30                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                       9.99                10.38                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.11                10.62                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                                8.85                 9.03                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          12.97                12.83                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.17                10.28                    659
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                10.80                10.64                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               14.20                16.20                    882
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                          9.40                 9.37                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             12.36                14.20                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     11.04                10.93                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.00                10.44                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.00                10.15                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.00                11.07                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              12.79                13.89                      0
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.55                10.49                      0
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          12.13                12.13                    547
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           11.07                11.05                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             13.39                16.40                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             13.06                13.67                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                               9.37                 9.87                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                               9.93                10.28                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                 9.03                 9.18                      0
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.20                10.61                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.00                10.06                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.00                11.15                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.00                10.96                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              11.36                11.44                  2,772
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                             9.69                 9.47                      0
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             10.89                10.75                  2,504
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.11                10.02                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.00                 9.35                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.00                 9.85                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                         5.64                 5.53                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                           8.83                 8.10                    800
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.23                10.28                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           11.14                10.90                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               11.16                12.27                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.00                10.40                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                         9.19                 9.07                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                           7.29                 7.00                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 12.69                11.90                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     15.04                19.20                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          15.49                22.72                      0
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          17.51                20.49                      0
-----------------------------------------------------------------------------------------------------------------------------------

Table 43 - 3.40% Asset Charge
     Base Contract with Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, Zero Year Surrender
     Charge Rider, and GMWB Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (8/22/05)            (12/31/05)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2005
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            10.00                10.66                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.00                10.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                    10.00                10.46                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     10.00                10.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             10.00                10.38                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.00                10.68                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      10.00                10.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               10.00                10.61                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               10.00                10.08                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   10.00                10.89                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.00                10.08                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.00                 9.97                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          10.00                10.67                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.00                10.18                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.00                10.14                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                  10.00                10.20                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  10.00                10.14                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.00                10.02                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.00                 9.83                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                10.00                 9.98                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.00                10.14                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.00                10.18                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.00                10.38                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           10.00                10.69                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        10.00                10.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.00                10.55                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.00                10.63                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                               10.00                10.28                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          10.00                 9.96                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.00                10.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                10.00                 9.90                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               10.00                10.71                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                         10.00                10.01                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             10.00                11.02                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     10.00                10.30                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.00                10.03                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.00                10.04                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.00                10.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              10.00                10.53                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.00                 9.93                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          10.00                 9.99                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           10.00                10.25                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             10.00                11.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             10.00                10.14                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              10.00                10.53                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.00                10.28                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                10.00                10.18                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.00                10.10                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.00                10.11                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.00                10.56                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.00                10.29                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              10.00                 9.95                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                            10.00                 9.93                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             10.00                 9.97                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.00                 9.89                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.00                10.25                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.00                10.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                        10.00                 9.62                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                          10.00                10.02                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.00                10.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           10.00                10.25                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               10.00                10.68                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.00                 9.77                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                        10.00                 9.97                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                          10.00                 9.78                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 10.00                 9.76                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     10.00                11.35                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          10.00                11.66                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          10.00                11.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 44 - 3.50% Asset Charge
     Base Contract with Bonus Credit Rider, Minimum Premium Rider, Guaranteed Minimum Death Benefit Rider, and
     GMWB Aggressive Asset Allocation Model (Available on Contracts Issued After 8/22/05)
-----------------------------------------------------------------------------------------------------------------------------------
     Investment Division                                              Accumulation         Accumulation         Number of
                                                                      Unit Value at
                                                                      Beginning of         Unit Value at        Accumulation
                                                                      Period               End of Period        Units at End of
                                                                      (8/22/05)            (12/31/05)           Period
-----------------------------------------------------------------------------------------------------------------------------------
     2005
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Financial Services Fund                                            10.00                10.66                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Global Health Care Fund                                            10.00                10.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Technology Fund                                                    10.00                10.45                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     AIM V.I. Utilities Fund                                                     10.00                10.00                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Growth Portfolio                                             10.00                10.38                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio                                   10.00                10.67                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American MidCap Growth Portfolio                                      10.00                10.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Alger American Small Capitalization Portfolio                               10.00                10.61                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Balanced Fund                                               10.00                10.08                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Capital Appreciation Fund                                   10.00                10.89                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Income & Growth Fund                                        10.00                10.08                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Inflation Protection Fund                                   10.00                 9.96                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP International Fund                                          10.00                10.67                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Large Company Value Fund                                    10.00                10.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Mid Cap Value Fund                                          10.00                10.14                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Ultra Fund                                                  10.00                10.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Amer Century VP Value Fund                                                  10.00                10.14                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Equity Portfolio                                          10.00                10.02                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Mid Cap Growth Portfolio                                  10.00                 9.82                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Calvert VS Social Small Cap Growth Portfolio                                10.00                 9.98                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager Portfolio                                        10.00                10.14                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Asset Manager: Growth Portfolio                                10.00                10.18                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Balanced Portfolio                                             10.00                10.37                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Contrafund Portfolio                                           10.00                10.69                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Equity-Income Portfolio                                        10.00                10.22                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth & Income Portfolio                                      10.00                10.54                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Opportunities Portfolio                                 10.00                10.63                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Growth Portfolio                                               10.00                10.28                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP High Income Portfolio                                          10.00                 9.96                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Index 500 Portfolio                                            10.00                10.15                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Investment Grade Bond Portfolio                                10.00                 9.90                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP MidCap Portfolio                                               10.00                10.71                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Money Market Portfolio                                         10.00                10.01                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Overseas Portfolio                                             10.00                11.01                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Fidelity VIP Value Strategies Portfolio                                     10.00                10.29                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Core Small Cap Fund                                       10.00                10.03                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Growth and Income Fund                                    10.00                10.04                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Goldman Sachs VIT Mid Cap Value Fund Value Fund                             10.00                10.19                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Janus Aspen Series Growth and Income Portfolio                              10.00                10.53                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Bond Portfolio (Series Trust II)                                   10.00                 9.93                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     JPMorgan Small Company (Series Trust II) Portfolio                          10.00                 9.98                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Growth & Income Portfolio                           10.00                10.24                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund International Portfolio                             10.00                11.16                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Lord Abbett Series Fund Mid-Cap Value Portfolio                             10.00                10.14                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Emerging Growth Series                                              10.00                10.52                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Investors Trust Series                                              10.00                10.27                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT New Discovery Series                                                10.00                10.17                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     MFS VIT Research Series                                                     10.00                10.10                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Fasciano Portfolio                                         10.00                10.10                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman MidCap Growth Portfolio                                    10.00                10.55                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Neuberger Berman Regency Portfolio                                          10.00                10.29                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT High Yield Portfolio                                              10.00                 9.95                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Low Duration Portfolio                                            10.00                 9.93                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Real Return Portfolio                                             10.00                 9.97                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     PIMCO VIT Total Return Portfolio                                            10.00                 9.89                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT OpCap Small Cap Portfolio                                       10.00                10.25                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Premier VIT PEA Renaissance Portfolio                                       10.00                10.21                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Arktos Fund                                                        10.00                 9.61                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Juno Fund                                                          10.00                10.02                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Nova Fund                                                          10.00                10.14                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT OTC Fund                                                           10.00                10.24                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Sector Rotation Fund                                               10.00                10.68                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT US Government Bond Fund                                            10.00                 9.77                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT U.S. Govt Money Market Fund                                        10.00                 9.97                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Rydex VT Ursa Fund                                                          10.00                 9.78                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Bond Fund                                                 10.00                 9.75                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Emerging Markets Fund                                     10.00                11.35                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Hard Assets Fund                                          10.00                11.66                   0.00
-----------------------------------------------------------------------------------------------------------------------------------
     Van Eck Worldwide Real Estate Fund                                          10.00                11.14                   0.00
-----------------------------------------------------------------------------------------------------------------------------------

Table 1 - 1.20% Asset Charge
Base Contract with Minimum Premium Rider
Base Contract with Surrender Charge Rider - Five Years
---------------------------------------------------------------------------------------------------------------------------------
Investment Division                                             Accumulation Unit     Accumulation Unit         Number of
                                                                                                              Accumulation
                                                                Value at Beginning     Value at End of       Units at End of
                                                                of Period (1/1/04)    Period (12/31/04)          Period
---------------------------------------------------------------------------------------------------------------------------------
2004
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                      10.95                 11.76                 1,127
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                          9.91                 10.54                 9,002
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                               9.37                 9.68                  3,282
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                9.89                 12.07                21,624
---------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        9.27                 9.66                  5,635
---------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              9.10                 9.73                 23,528
---------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                10.61                 11.85                 4,724
---------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                         10.57                 12.17                 8,587
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                         10.69                 11.59                 2,710
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                              9.47                 10.06                   0
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                  10.26                 11.41                 1,509
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                    10.33                 11.71                 9,980
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                            11.22                 12.65                 7,531
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                    10.34                 10.95                  108
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                            10.16                 10.98                  160
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           9.86                 10.76                  104
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                  10.48                 10.89                  716
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                          10.20                 10.65                   0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                       10.54                 10.95                 1,417
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                     11.41                 12.98                146,223
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                  10.72                 11.78                 3,647
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                10.20                 10.64                  708
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                           10.19                 10.76                  475
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          9.25                 9.42                  1,575
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                    12.78                 13.81                 2,797
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       9.93                 10.82                11,046
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                          11.17                 11.50                  583
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                         12.27                 15.11                 3,421
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                   10.01                 10.01                 6,918
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                       11.76                 13.16                 2,089
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies ( 5/1/04 - 12/31/04)                    10.00                 11.20                   0
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                             10.84                 11.17                 2,967
---------------------------------------------------------------------------------------------------------------------------------
JP Morgan Small Company (Series Trust II) Portfolio                   10.22                 12.85                 2,844
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                        12.01                 13.29                 1,996
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.Growth & Income Portfolio                10.59                 11.78                69,922
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.International Portfolio                  11.95                 14.26                 2,936
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.Mid-Cap Value Portfolio                  11.34                 13.90                152,265
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         8.95                 9.97                   263
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         9.63                 10.57                 1,361
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           9.16                 9.62                 14,197
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                9.51                 10.86                   0
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                        10.88                 11.78                 1,653
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                       9.98                 10.04                   0
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                       10.49                 11.29                27,606
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                      10.12                 10.48                31,409
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   6.86                 5.98                 66,477
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund(5/1/04 - 12/31/04)                                  9.56                 8.96                 33,751
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                    10.92                 10.83                 6,390
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      9.83                 11.80                  15
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04 - 12/31/04)                      8.70                 11.32                 1,681
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   0.00                 9.74                    0
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                    10.00                 7.72                 15,749
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                           12.33                 13.30                 4,749
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                               12.81                 15.93                15,789
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                    13.46                 16.49                41,789
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                    13.65                 18.34                38,034
---------------------------------------------------------------------------------------------------------------------------------

Table 2 - 1.30% Asset Charge
Base Contract with Estate Planning Rider
Base Contract with Surrender Charge Rider - Three Years
-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                    Accumulation        Accumulation           Number of
                                                                      Unit Value at     Unit Value at End       Accumulation
                                                                       Beginning of         of Period          Units at End of
                                                                     Period (1/1/04)        (12/31/04)             Period
-----------------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                          10.93               11.73                  963
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                              9.90               10.51                 2,074
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                   9.35                9.66                 1,103
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                    9.87               12.04                 1,328
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                            9.25                9.63                 8,270
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                  9.09                9.70                  966
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                    10.59               11.82                 4,956
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                             10.55               12.14                 1,499
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                             10.67               11.56                 1,838
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                  9.45               10.03                  194
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                      10.24               11.37                  217
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                        10.31               11.68                18,289
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                                11.20               12.62                16,069
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                        10.32               10.92                  382
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                                10.14               10.95                  419
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                               9.84               10.73                 2,585
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                      10.46               10.86                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                              10.18               10.62                  243
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                           10.52               10.92                 2,279
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                         11.38               12.94                20,749
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                      10.70               11.75                 1,960
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                    10.18               10.61                  934
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                               10.17               10.73                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                              9.23                9.39                 1,452
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                        12.75               13.77                 5,906
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                           9.91               10.79                15,643
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                              11.15               11.46                 1,372
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                             12.25               15.07                 7,913
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                        9.99                9.98                40,051
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                           11.74               13.13                 3,107
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04 - 12/31/04)               10.00               11.19                   0
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                 10.82               11.14                 9,459
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                        10.21               12.81                 3,019
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -
12/31/04)                                                                 12.00               13.26                  591
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.Growth & Income Portfolio                     9.37               11.75                 6,605
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.International Portfolio                      10.57               14.21                 1,843
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.Mid-Cap Value Portfolio                      11.93               13.86                21,051
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                            11.32                9.94                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                             8.94               10.54                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                               9.61                9.59                 1,045
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                    9.15               10.83                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                             9.49               11.76                 1,913
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                          10.88               10.03                  670
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                            9.97               11.27                 3,842
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                          10.48               10.47                27,567
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                      10.11                5.96                 4,001
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04 - 12/31/04)                                     6.85                8.95                 3,433
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                         9.55               10.80                  878
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                         10.90               11.77                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04 - 12/31/04)                          9.82               11.31                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                       8.69                9.71                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                        10.00                7.70                  182
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                               12.32               13.27                 1,623
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                   12.79               15.89                 2,273
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                        13.43               16.44                 2,720
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                        13.61               18.30                 3,368
-----------------------------------------------------------------------------------------------------------------------------------

Table 3 - 1.45% Asset Charge
Base Contract with Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Surrender Charge Rider - Five Years
Base Contract with Surrender Charge Rider - Zero Years
-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit    Accumulation Unit    Number of
                                                                  Value at Beginning   Value at End of      Accumulation
                                                                 of Period (1/1/04)   Period (12/31/04)    Units at End of
                                                                                                           Period
-----------------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                         10.90                11.68                 3,104
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                            9.87                 10.46                 4,548
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                 9.33                 9.62                  3,345
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                  9.85                 11.99                 1,531
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                          9.22                 9.59                 14,824
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                9.06                 9.66                  3,245
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                   10.56                11.76                 8,322
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                            10.52                12.09                 3,145
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                            10.64                11.51                 4,789
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                9.42                 9.99                   276
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                     10.21                11.32                 3,374
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                       10.28                11.63                19,485
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                               11.16                12.56                16,269
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                       10.30                10.87                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                               10.12                10.90                  24
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                             9.82                 10.69                  254
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                     10.43                10.81                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                             10.15                10.57                 1,504
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                          10.49                10.87                 1,369
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                        11.35                12.88                 9,744
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                     10.67                11.69                 1,992
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                   10.16                10.56                  596
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                              10.14                10.68                  97
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                            9.20                 9.35                  1,907
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                       12.72                13.71                 2,818
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                         9.88                 10.74                16,675
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                             11.12                11.41                 6,795
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                            12.21                15.00                 3,751
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                      9.96                 9.93                 18,639
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                          11.70                13.07                 1,848
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio5 (5/1/04-12/31/04)               10.00                11.18                   0
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                10.80                11.10                10,105
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                       10.18                12.76                 4,222
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                           11.99                13.23                  50
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.Growth & Income Portfolio                   10.54                11.70                 9,543
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.International Portfolio                     11.90                14.15                  965
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.Mid-Cap Value Portfolio                     11.29                13.80                14,656
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                           8.91                 9.90                  3,340
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                           9.58                 10.50                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                             9.12                 9.55                  2,787
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                  9.46                 10.78                  654
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                           10.86                11.73                 7,457
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                         9.96                 10.00                 8,213
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                          10.47                11.24                 5,062
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                         10.10                10.44                23,411
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                     6.83                 5.94                  3,019
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04 - 12/31/04)                                   10.00                8.95                   918
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                       9.52                 10.76                  622
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                        10.88                11.72                 2,507
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                          10.00                11.30                  628
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                     9.79                 9.67                  5,644
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                       8.67                 7.67                   870
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                              12.29                13.23                  877
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                  12.75                15.83                 1,495
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                       13.40                16.37                 2,122
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                       13.59                18.24                 2,060
-----------------------------------------------------------------------------------------------------------------------------------

Table 4 - 1.55% Asset Charge
Base Contract with Estate Planning Rider and Surrender Charge Rider - Five Years Base Contract with Minimum
Premium Rider and Estate Planning Rider
Base Contract with Bonus Credit Rider
Base Contract with Minimum Premium Rider and Surrender Charge Rider - Three Years
-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                Accumulation Unit    Accumulation Unit         Number of
                                                                                                                Accumulation
                                                                  Value at Beginning     Value at End of       Units at End of
                                                                  of Period (1/1/04)    Period (12/31/04)          Period
-----------------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                         10.88                11.64                  242
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                            9.85                 10.43                 4,964
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                 9.31                 9.59                  3,084
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                  9.83                 11.96                 8,965
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                          9.21                 9.56                 36,842
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                9.04                 9.63                 14,121
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                   10.54                11.73                29,296
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                            10.50                12.05                16,516
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                            10.62                11.48                14,907
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                9.40                 9.96                  3,436
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                     10.19                11.29                 1,962
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                       10.26                11.59                53,237
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                               11.14                12.53                36,885
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                       10.28                10.84                 3,935
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                               10.10                10.87                 1,440
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                             9.80                 10.66                 4,459
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                     10.41                10.78                19,105
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                             10.13                10.54                 4,222
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                          10.47                10.84                 8,748
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                        11.33                12.85                52,341
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                     10.65                11.66                27,851
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                   10.14                10.53                24,485
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                              10.12                10.65                 1,194
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                            9.18                 9.32                 34,508
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                       12.69                13.67                47,916
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                         9.86                 10.71                55,419
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                             11.10                11.38                16,911
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                            12.19                14.96                 9,848
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                      9.94                 9.90                 57,026
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                          11.68                13.03                10,245
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)                10.00                11.17                   0
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                10.78                11.07                14,548
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                       10.16                12.73                10,742
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                           11.98                13.20                 3,304
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.Growth & Income Portfolio                   10.52                11.66                26,660
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.International Portfolio                     11.87                14.11                 5,477
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                    11.27                13.76                49,720
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                           8.89                 9.87                  5,754
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                           9.57                 10.47                 5,318
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                             9.10                 9.52                  4,955
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                  9.45                 10.75                 5,986
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                           10.86                11.71                15,517
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                         9.96                 9.99                  4,431
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                          10.47                11.22                20,980
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                         10.09                10.42                58,072
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                     6.82                 5.92                  4,316
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                     10.00                8.94                   730
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                       9.51                 10.73                  767
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                        10.86                11.69                  594
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                          10.00                11.29                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                     9.77                 9.65                 12,019
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                       8.65                 7.65                  2,520
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                              12.28                13.20                 2,705
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                  12.73                15.78                 3,863
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                       13.37                16.32                 3,927
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                       13.57                18.20                10,243
-----------------------------------------------------------------------------------------------------------------------------------


Table 5 - 1.65% Asset Charge
Base Contract with Estate Planning Rider and Surrender Charge Rider - Three Years
-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit    Accumulation Unit    Number of
                                                                  Value at Beginning   Value at End of      Accumulation
                                                                 of Period (1/1/04)   Period (12/31/04)    Units at End of
                                                                                                           Period
-----------------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                         12.26                13.10                   0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                            11.70                12.38                   0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                 13.80                14.20                   0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                  11.88                14.44                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                          12.65                13.13                  367
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                12.26                13.04                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                   13.81                15.36                  147
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                            13.78                15.80                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                            11.74                12.68                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                11.54                12.22                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                     12.55                13.90                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                       12.11                13.67                  838
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                               12.78                14.36                  650
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                       12.00                12.65                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                               12.71                13.67                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                             13.22                14.37                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                     11.57                11.97                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                             12.00                12.47                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                          11.52                11.91                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                        12.33                13.96                  217
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                     12.78                13.99                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                   11.91                12.36                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                              12.38                13.01                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                            12.58                12.76                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                       13.15                14.15                  121
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                         12.30                13.35                  632
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                             10.61                10.87                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                            13.69                16.78                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                      9.93                 9.89                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                          13.78                15.36                  224
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)                10.00                11.16                   0
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                10.41                10.68                   0
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                       13.29                16.62                  117
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                           11.97                13.18                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio                  12.79                14.18                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                    13.89                16.49                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                    12.60                15.37                  245
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                           12.29                13.63                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                           11.62                12.70                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                             12.59                13.15                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                  11.97                13.60                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                           10.85                11.69                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                         9.95                 9.97                    0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                          10.46                11.21                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                         10.08                10.40                  945
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                     6.22                 5.39                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/03-12/31/04)                                     10.00                8.93                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                       13.07                14.74                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                        13.72                14.76                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund                                            10.00                11.29                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                     9.81                 9.68                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                       7.62                 6.73                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                              12.27                13.17                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                  15.50                19.19                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                       15.24                18.58                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                       13.56                18.16                   0
-----------------------------------------------------------------------------------------------------------------------------------

Table 6 - 1.70% Asset Charge
Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five Years
Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Surrender Charge Rider - Zero Years
-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                Accumulation Unit    Accumulation Unit         Number of
                                                                                                                Accumulation
                                                                  Value at Beginning     Value at End of       Units at End of
                                                                  of Period (1/1/04)    Period (12/31/04)          Period
-----------------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                         10.85                11.59                  173
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                            9.82                 10.38                   0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                 9.29                 9.56                    0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                  9.81                 11.91                  306
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                          9.18                 9.52                   614
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                9.02                 9.59                   78
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                   10.51                11.68                  224
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                            10.47                12.00                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                            10.59                11.43                  171
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                9.38                 9.92                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                     10.16                11.24                  46
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                       10.23                11.54                  662
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                               11.11                12.47                 3,735
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                       10.25                10.80                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                               10.08                10.83                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                             9.77                 10.61                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                     10.38                10.74                  178
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                             10.11                10.49                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                          10.44                10.79                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                        11.30                12.79                  222
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                     10.62                11.61                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                   10.11                10.48                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                              10.09                10.60                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                            9.16                 9.28                   217
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                       12.66                13.61                  141
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                         9.83                 10.67                  743
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                             11.06                11.33                  159
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                            12.15                14.89                 1,477
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                      9.91                 9.86                   476
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                          11.65                12.97                 1,488
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (12/31/02-12/31/04)              10.00                11.16                   0
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                10.75                11.02                 3,145
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                       10.14                12.68                 1,068
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                           11.97                13.17                 1,892
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio                  10.49                11.61                  160
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                    11.84                14.05                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                    11.24                13.70                  695
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                           8.87                 9.83                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                           9.54                 10.42                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                             9.08                 9.48                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                  9.42                 10.70                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                           10.85                11.68                 1,187
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                         9.95                 9.96                    0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                          10.46                11.20                 2,994
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                         10.08                10.40                 1,042
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                     6.80                 5.90                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                     10.00                8.93                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                       9.48                 10.69                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                        10.83                11.64                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund                                            10.00                11.28                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                     9.75                 9.61                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                       8.63                 7.62                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                              12.26                13.15                 2,384
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                  12.70                15.72                 1,223
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                       13.33                16.25                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                       13.55                18.14                   0
-----------------------------------------------------------------------------------------------------------------------------------


Table 7 - 1.80% Asset Charge
Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Five Years
Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Bonus Credit Rider and Minimum Premium Rider
Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years
Base Contract with Estate Planning Rider and Surrender Charge Rider - Zero Years
-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                Accumulation Unit    Accumulation Unit         Number of
                                                                                                                Accumulation
                                                                  Value at Beginning     Value at End of       Units at End of
                                                                  of Period (1/1/04)    Period (12/31/04)          Period
-----------------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                         10.83                11.56                 4,448
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                            9.80                 10.35                 1,741
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                 9.27                 9.53                   840
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                  9.79                 11.88                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                          9.16                 9.49                  5,591
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                9.00                 9.56                   829
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                   10.49                11.64                 3,449
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                            10.45                11.96                  461
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                            10.57                11.39                 1,464
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                9.36                 9.89                   86
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                     10.14                11.21                  275
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                       10.21                11.51                12,603
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                               11.09                12.43                 9,148
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                       10.24                10.77                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                               10.06                10.80                  263
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                             9.76                 10.59                  107
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                     10.36                10.71                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                             10.09                10.46                  408
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                          10.42                10.76                  881
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                        11.28                12.75                11,462
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                     10.60                11.58                 1,558
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                   10.09                10.45                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                              10.07                10.57                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                            9.14                 9.26                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                       12.63                13.57                 2,598
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                         9.81                 10.64                10,022
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                             11.04                11.30                 1,502
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                            12.13                14.85                 6,327
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                      9.89                 9.83                  6,391
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                          11.62                12.94                 1,571
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio5 (12/31/02-12/31/05)             10.00                11.15                  417
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                10.73                10.99                 1,612
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                       10.12                12.64                 1,180
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                           11.96                13.14                  114
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio                  10.47                11.58                 1,343
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                    11.82                14.01                 1,105
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                    11.22                13.66                 4,263
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                           8.85                 9.80                   280
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                           9.52                 10.39                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                             9.06                 9.45                   748
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                  9.40                 10.67                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                           10.84                11.66                 1,007
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                         9.94                 9.94                    0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                          10.45                11.18                  404
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                         10.07                10.38                12,406
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                     6.79                 5.88                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund  (5/1/03-12/31/04)                                    10.00                8.92                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                       9.47                 10.66                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                        10.81                11.61                  311
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund                                            10.00                11.28                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                     9.73                 9.58                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                       8.62                 7.60                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                              12.24                13.13                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                  12.68                15.68                  300
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                       13.31                16.20                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                       13.53                18.11                   0
-----------------------------------------------------------------------------------------------------------------------------------

Table 8 - 1.90% Asset Charge
Base Contract with Bonus Credit Rider and Estate Planning Rider
Base Contract with Higher Education Rider
Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Three Years
-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                Accumulation Unit    Accumulation Unit         Number of
                                                                  Value at Beginning     Value at End of         Accumulation
                                                                  of Period (1/1/04)    Period (12/31/04)   Units at End of Period
-----------------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                        10.81                11.52                   0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                           9.78                 10.32                   0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                9.26                 9.51                    0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                 9.78                 11.85                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                         9.14                 9.46                  1,403
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                               8.98                 9.53                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                  10.47                11.61                  686
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                           10.43                11.93                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                           10.55                11.36                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                               9.34                 9.86                   103
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                    10.12                11.18                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                      10.19                11.48                 2,756
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                              11.07                12.40                 2,107
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                      10.22                10.74                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                              10.04                10.77                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                            9.74                 10.56                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                    10.34                10.67                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                            10.07                10.43                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                         10.40                10.73                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                       11.25                12.72                  502
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                    10.58                11.54                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                  10.07                10.42                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                             10.05                10.54                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                           9.12                 9.23                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                      12.61                13.53                  344
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                        9.80                 10.60                 2,105
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                            11.02                11.27                  456
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                           12.11                14.81                   93
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                     9.87                 9.80                  1,377
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                         11.60                12.90                  983
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/05)               10.00                11.14                   0
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                               10.71                10.96                  797
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                      10.10                12.61                  499
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                          11.95                13.12                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio                 10.45                11.55                  478
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                   11.79                13.97                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                   11.19                13.62                  781
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                          8.83                 9.77                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                          9.50                 10.36                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                            9.04                 9.42                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                 9.38                 10.64                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                          10.83                11.64                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                        9.93                 9.93                    0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                         10.44                11.16                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                        10.07                10.36                 2,639
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                    6.78                 5.87                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                    10.00                8.92                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                      9.45                 10.63                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                       10.80                11.58                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund  (5/1/04-12/31/04)                        10.00                11.27                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                    9.72                 9.56                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                      8.60                 7.58                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                             12.23                13.10                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                 12.66                15.64                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                      13.28                16.16                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                      13.52                18.07                   0
-----------------------------------------------------------------------------------------------------------------------------------

Table 9 - 1.95% Asset Charge
Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider
- Five Years
Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Zero Years
----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit    Accumulation Unit         Number of
                                                                Value at Beginning     Value at End of         Accumulation
                                                                of Period (1/1/04)    Period (12/31/04)   Units at End of Period
----------------------------------------------------------------------------------------------------------------------------------
2004
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                       12.22                13.02                   0
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                          11.66                12.30                   0
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                               13.75                14.11                   0
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                11.84                14.35                   0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        12.61                13.04                   0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              12.22                12.96                   0
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 13.76                15.26                   0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          13.74                15.70                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                          11.70                12.59                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                              11.50                12.14                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                   12.51                13.81                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                     12.06                13.58                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                             12.74                14.26                   0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     11.96                12.57                   0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             12.66                13.58                   0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           13.18                14.27                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   11.53                11.89                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           11.96                12.39                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        11.48                11.83                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      12.29                13.87                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   12.74                13.90                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 11.87                12.28                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            12.33                12.93                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          12.54                12.68                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     11.97                12.84                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       12.26                13.27                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.57                10.80                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          13.64                16.67                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.90                 9.82                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        13.78                15.36                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)              10.00                11.14                   0
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                              10.37                10.61                   0
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                     13.24                16.51                   0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                         11.94                13.11                   0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio                12.75                14.08                   0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                  13.84                16.38                   0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                  12.55                15.27                   0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         12.25                13.54                   0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         11.58                12.62                   0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           12.55                13.07                   0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                11.92                13.51                   0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                         10.83                11.63                   0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                       9.93                 9.92                    0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                        10.44                11.15                   0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                       10.06                10.35                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   6.20                 5.36                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                   10.00                8.92                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     13.03                14.64                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      13.67                14.66                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund  (5/1/04-12/31/04)                       10.00                11.26                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.78                 9.61                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     7.59                 6.69                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            12.22                13.08                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                15.45                19.07                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     15.19                18.46                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     13.51                18.05                   0
----------------------------------------------------------------------------------------------------------------------------------


Table 10 - 2.05% Asset Charge
Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider -
Five Years
Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider
- Three Years
Base Contract with Bonus Credit Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Zero Years
-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                Accumulation Unit    Accumulation Unit         Number of
                                                                                                                Accumulation
                                                                  Value at Beginning     Value at End of       Units at End of
                                                                  of Period (1/1/04)    Period (12/31/04)          Period
-----------------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                         10.78                11.47                 3,822
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                            9.75                 10.28                 1,263
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                 9.24                 9.47                  1,096
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                  9.75                 11.80                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                          9.12                 9.42                  9,023
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                8.96                 9.49                   418
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                   10.44                11.56                 8,071
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                            10.40                11.88                 6,255
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                            10.52                11.31                 5,918
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                9.31                 9.82                  3,722
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                     10.09                11.13                 5,066
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                       10.16                11.43                14,665
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                               11.04                12.34                13,235
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                       10.19                10.70                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                               10.02                10.73                  135
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                             9.72                 10.52                  205
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                     10.31                10.63                 2,823
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                             10.04                10.39                  567
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                          10.37                10.68                 6,104
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                        11.22                12.66                13,626
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                     10.55                11.49                20,784
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                   10.04                10.38                 2,208
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                              10.02                10.50                 1,048
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                            9.10                 9.19                  5,835
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                       12.57                13.47                 6,125
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                         9.77                 10.56                19,005
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                             10.99                11.22                17,276
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                            12.07                14.74                 5,932
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                      9.85                 9.76                 60,017
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                          11.57                12.84                 7,771
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio5 (5/1//04-12/31/04)              10.00                11.13                   0
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                10.69                10.92                 3,490
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                       10.08                12.56                 4,850
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                           11.93                13.09                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio                  10.42                11.50                 6,976
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                    11.76                13.91                  109
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                    11.16                13.56                 7,117
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                           8.81                 9.73                  4,436
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                           9.48                 10.32                 1,136
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                             9.02                 9.38                   772
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                  9.36                 10.59                  570
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                           10.82                11.61                 3,427
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                         9.92                 9.90                 18,967
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                          10.43                11.13                 8,482
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                         10.06                10.34                14,365
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                     6.76                 5.84                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                     10.00                8.91                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                       9.43                 10.59                 1,650
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                        10.77                11.54                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                          10.00                11.26                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                     9.69                 9.52                  4,168
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                       8.58                 7.55                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                              12.21                13.06                  548
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                  12.63                15.57                 1,905
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                       13.24                16.08                  498
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                       13.49                18.01                 3,160
-----------------------------------------------------------------------------------------------------------------------------------

Table 11 - 2.15% Asset Charge
Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider -
Three Years
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider
Base Contract with Minimum Premium Rider and Higher Education Rider
-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                Accumulation Unit    Accumulation Unit         Number of
                                                                                                                Accumulation
                                                                  Value at Beginning     Value at End of       Units at End of
                                                                  of Period (1/1/04)    Period (12/31/04)          Period
-----------------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                         10.76                11.44                   0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                            9.74                 10.25                   9
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                 9.22                 9.44                    0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                  9.74                 11.77                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                          9.10                 9.40                   375
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                8.94                 9.46                   536
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                   10.42                11.53                 1,041
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                            10.38                11.84                  516
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                            10.50                11.28                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                9.30                 9.79                  5,876
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                     10.07                11.10                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                       10.14                11.39                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                               11.02                12.31                  912
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                       10.18                10.67                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                               10.00                10.70                  261
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                             9.70                 10.49                  28
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                     10.29                10.60                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                             10.02                10.36                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                          10.35                10.65                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                        11.20                12.62                12,724
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                     10.53                11.46                  26
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                   10.02                10.35                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                              10.01                10.47                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                            9.08                 9.16                    5
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                       12.55                13.43                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                         9.75                 10.53                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                             10.97                11.18                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                            12.05                14.70                 6,145
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                      9.83                 9.73                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                          11.55                12.80                  168
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)                10.00                11.13                   0
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                10.67                10.89                   2
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                       10.06                12.52                   0
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                           11.92                13.06                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio                  10.40                11.46                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                    11.74                13.87                  754
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                    11.14                13.52                  433
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                           8.79                 9.70                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                           9.46                 10.29                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                             9.00                 9.35                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                  9.34                 10.56                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                           10.81                11.59                  874
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                         9.92                 9.89                    0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                          10.43                11.11                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                         10.05                10.32                  65
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                     6.75                 5.83                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                     10.00                8.90                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                       9.41                 10.56                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                        10.75                11.50                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                          10.00                11.25                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                     9.68                 9.49                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                       8.57                 7.53                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                              12.19                13.03                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                  12.61                15.53                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                       13.22                16.04                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                       13.48                17.97                   0
-----------------------------------------------------------------------------------------------------------------------------------

Table 12 - 2.20% Asset Charge
Base Contract with Minimum Premium Rider and Guaranteed Minimum Premium Rider and Surrender Charge
Rider - Zero Years
-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                Accumulation Unit    Accumulation Unit         Number of
                                                                                                                Accumulation
                                                                  Value at Beginning     Value at End of       Units at End of
                                                                  of Period (1/1/04)    Period (12/31/04)          Period
-----------------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                         12.18                12.95                   0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                            11.63                12.23                   0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                 13.71                14.03                   0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                  11.81                14.27                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                          12.57                12.97                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                12.18                12.89                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                   13.72                15.17                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                            13.70                15.62                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                            11.66                12.53                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                11.47                12.07                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                     12.47                13.73                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                       12.03                13.51                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                               12.70                14.19                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                       11.93                12.50                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                               12.63                13.51                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                             13.14                14.20                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                     11.50                11.83                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                             11.92                12.32                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                          11.44                11.77                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                        12.25                13.80                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                     12.70                13.82                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                   11.83                12.22                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                              12.30                12.86                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                            12.50                12.61                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                       13.07                13.98                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                         12.23                13.20                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                             10.54                10.74                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                            13.60                16.58                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                      9.87                 9.77                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                          13.69                15.18                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)                10.00                11.12                   0
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                10.34                10.55                  436
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                       13.20                16.42                   0
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                           11.92                13.05                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio                  12.71                14.01                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                    13.80                16.29                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                    12.52                15.19                  338
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                           12.21                13.46                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                           11.55                12.55                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                             12.51                13.00                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                  11.89                13.44                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                           10.81                11.58                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                         9.91                 9.88                    0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                          10.42                11.10                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                         10.05                10.31                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                     6.18                 5.33                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                     10.00                8.90                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                       12.99                14.57                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                        13.63                14.58                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                     9.75                 11.25                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                          10.00                9.56                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                       7.57                 6.65                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                              12.19                13.01                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                  15.40                18.96                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                       15.14                18.36                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                       13.47                17.95                   0
-----------------------------------------------------------------------------------------------------------------------------------


Table 13 - 2.25% Asset Charge
Base Contract with Higher Education Rider and Estate Planning Rider
-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                Accumulation Unit    Accumulation Unit         Number of
                                                                                                                Accumulation
                                                                  Value at Beginning     Value at End of       Units at End of
                                                                  of Period (1/1/04)    Period (12/31/04)          Period
-----------------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                         10.74                11.41                   0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                            9.72                 10.22                   0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                 9.21                 9.42                    0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                  9.72                 11.74                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                          9.08                 9.37                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                8.92                 9.44                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                   10.40                11.49                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                            10.36                11.81                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                            10.48                11.24                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                9.28                 9.76                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                     10.05                11.06                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                       10.12                11.36                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                               10.99                12.27                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                       10.16                10.64                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                               9.98                 10.67                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                             9.69                 10.46                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                     10.27                10.57                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                             10.00                10.33                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                          10.33                10.62                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                        11.18                12.59                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                     10.50                11.42                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                   10.00                10.32                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                              9.99                 10.44                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                            9.06                 9.14                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                       12.52                13.39                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                         9.73                 10.50                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                             10.95                11.15                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                            12.03                14.66                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                      9.81                 9.70                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                          11.52                12.77                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)                10.00                11.12                   0
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                10.65                10.86                   0
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                       10.05                12.49                   0
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                           11.91                13.04                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio                  10.38                11.43                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                    11.72                13.83                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                    11.12                13.49                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                           8.78                 9.67                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                           9.44                 10.26                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                             8.98                 9.33                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                  9.32                 10.53                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                           10.81                11.57                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                         9.91                 9.87                    0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                          10.42                11.09                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                         10.04                10.30                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                     6.74                 5.81                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                     10.00                8.90                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                       9.40                 10.53                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                        10.73                11.47                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                          10.00                11.24                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                     9.66                 9.47                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                       8.55                 7.51                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                              12.18                13.00                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                  12.59                15.49                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                       13.19                15.99                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                       13.46                17.93                   0
-----------------------------------------------------------------------------------------------------------------------------------

Table 14 - 2.30% Asset Charge
Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
and Surrender Charge Rider - Five Years
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider -
Zero Years
-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                Accumulation Unit    Accumulation Unit         Number of
                                                                                                                Accumulation
                                                                  Value at Beginning     Value at End of       Units at End of
                                                                  of Period (1/1/04)    Period (12/31/04)          Period
-----------------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                         10.73                11.39                   0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                            9.71                 10.20                   0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                 9.20                 9.40                    0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                  9.71                 11.72                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                          9.07                 9.35                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                8.91                 9.42                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                   10.39                11.48                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                            10.35                11.79                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                            10.47                11.23                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                9.27                 9.75                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                     10.04                11.05                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                       10.11                11.34                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                               10.98                12.25                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                       10.15                10.63                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                               9.98                 10.66                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                             9.68                 10.45                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                     10.26                10.55                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                             9.99                 10.31                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                          10.32                10.61                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                        11.17                12.57                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                     10.49                11.41                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                   9.99                 10.30                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                              9.98                 10.42                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                            9.05                 9.12                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                       12.51                13.37                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                         9.72                 10.48                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                             10.94                11.14                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                            12.02                14.64                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                      9.80                 9.69                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                          11.51                12.75                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio5  (12/31/02-12/31/04)            10.00                11.11                   0
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                10.64                10.85                   0
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                       10.04                12.47                   0
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                           11.91                13.03                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio                  10.37                11.41                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                    11.70                13.81                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                    11.11                13.47                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                           8.77                 9.66                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                           9.43                 10.24                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                             8.97                 9.31                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                  9.31                 10.52                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                           10.80                11.56                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                         9.91                 9.86                    0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                          10.41                11.08                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                         10.04                10.29                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                     6.74                 5.80                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund  (5/1/03-12/31/04)                                    10.00                8.89                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                       9.39                 10.52                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                        10.72                11.46                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                          10.00                11.24                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                     9.65                 9.46                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                       8.54                 7.50                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                              12.17                12.98                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                  12.58                15.47                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                       13.18                15.97                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                       13.46                17.91                   0
-----------------------------------------------------------------------------------------------------------------------------------

Table 15 - 2.40% Asset Charge
Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
and Surrender Charge Rider - Three Years
Base Contract with Bonus Credit Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Higher Education Rider and Guaranteed Minimum Death Benefit Rider
-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit    Accumulation Unit    Number of
                                                                  value at Beginning   Value at End of      Accumulation
                                                                 of Period (1/1/04)   Period (12/31/04)    Units at End of
                                                                                                           Period
-----------------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                         10.70                11.36                  98
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                            9.69                 10.17                  374
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                 9.18                 9.38                    0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                  9.69                 11.69                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                          9.06                 9.33                  1,521
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                8.90                 9.40                   99
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                   10.37                11.44                  763
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                            10.33                11.76                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                            10.45                11.20                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                9.25                 9.72                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                     10.02                11.02                  88
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                       10.09                11.31                 3,416
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                               10.96                12.22                 2,502
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                       10.13                10.60                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                               9.96                 10.63                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                             9.66                 10.42                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                     10.25                10.52                  721
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                             9.97                 10.28                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                          10.30                10.58                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                        11.15                12.53                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                     10.47                11.37                  713
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                   9.97                 10.27                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                              9.96                 10.39                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                            9.04                 9.10                   99
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                       12.49                13.33                 1,501
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                         9.70                 10.45                 2,550
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                             10.92                11.10                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                            11.99                14.59                  302
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                      9.78                 9.66                  2,244
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                          11.49                12.71                  734
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)                10.00                11.11                   0
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                10.63                10.82                 1,274
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                       10.02                12.44                  533
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                           11.90                13.00                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio                  10.35                11.38                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                    11.68                13.77                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                    11.09                13.43                  980
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                           8.75                 9.63                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                           9.41                 10.21                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                             8.96                 9.29                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                  9.29                 10.49                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                           10.80                11.55                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                         9.90                 9.84                    0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                          10.41                11.07                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                         10.03                10.27                 3,645
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                     6.72                 5.79                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                     10.00                8.89                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                       9.37                 10.49                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                        10.71                11.43                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                          10.00                11.23                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                     9.64                 9.43                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                       8.53                 7.48                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                              12.16                12.96                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                  12.55                15.43                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                       13.15                15.92                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                       13.44                17.87                   0
-----------------------------------------------------------------------------------------------------------------------------------

Table 16 - 2.50% Asset Charge
Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
Base Contract with Bonus Credit Rider and Higher Education Rider
-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit    Accumulation Unit    Number of
                                                                  Value at Beginning   Value at End of      Accumulation
                                                                 of Period (1/1/04)   Period (12/31/04)    Units at End of
                                                                                                           Period
-----------------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                         10.68                11.32                   0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                            9.67                 10.15                   0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                 9.17                 9.35                    0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                  9.68                 11.66                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                          9.04                 9.30                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                8.88                 9.37                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                   10.35                11.41                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                            10.31                11.72                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                            10.43                11.16                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                9.23                 9.69                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                     10.00                10.98                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                       10.07                11.28                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                               10.94                12.18                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                       10.12                10.57                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                               9.94                 10.60                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                             9.65                 10.39                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                     10.23                10.49                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                             9.95                 10.25                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                          10.28                10.55                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                        11.13                12.49                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                     10.45                11.34                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                   9.95                 10.24                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                              9.94                 10.36                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                            9.02                 9.07                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                       12.46                13.30                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                         9.68                 10.42                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                             10.90                11.07                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                            11.97                14.55                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                      9.76                 9.63                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                          11.47                12.67                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)                10.00                11.10                   0
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                10.61                10.79                   0
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company Portfolio (Series Trust II)                       10.00                12.41                   0
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                           11.89                12.98                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio                  10.33                11.35                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                    11.66                13.73                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                    11.07                13.39                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                           8.73                 9.60                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                           9.39                 10.18                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                             8.94                 9.26                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                  9.28                 10.45                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                           10.79                11.53                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                         9.89                 9.83                    0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                          10.40                11.05                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                         10.03                10.26                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                     6.71                 5.77                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                     10.00                8.88                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                       9.36                 10.46                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                        10.69                11.40                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                          10.00                11.22                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                     9.62                 9.41                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                       8.52                 7.46                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                              12.15                12.93                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                  12.53                15.39                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                       13.13                15.88                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                       13.42                17.83                   0
-----------------------------------------------------------------------------------------------------------------------------------

Table 17 - 2.55% Asset Charge
Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
and Surrender Charge Rider - Zero Years
-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit    Accumulation Unit    Number of
                                                                  Value at Beginning   Value at End of      Accumulation
                                                                 of Period (1/1/04)   Period (12/31/04)    Units at End of
                                                                                                           Period
-----------------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                         12.13                12.85                   0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                            11.58                12.14                   0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                 13.65                13.93                   0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                  11.76                14.16                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                          12.52                12.88                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                12.13                12.79                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                   13.67                15.06                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                            13.64                15.50                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                            11.62                12.43                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                11.42                11.98                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                     12.42                13.63                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                       11.98                13.40                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                               12.65                14.08                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                       11.88                12.41                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                               12.58                13.40                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                             13.08                14.09                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                     11.45                11.74                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                             11.87                12.23                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                          11.40                11.68                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                        12.20                13.69                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                     12.65                13.72                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                   11.79                12.12                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                              12.25                12.76                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                            12.45                12.52                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                       13.01                13.88                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                         12.18                13.10                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                             10.50                10.66                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                            13.55                16.46                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                      9.83                 9.69                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                          13.69                15.18                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)                10.00                11.10                   0
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                10.30                10.47                   0
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                       13.15                16.30                   0
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                           11.89                12.97                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio                  12.66                13.90                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                    13.74                16.17                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                    12.47                15.07                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                           12.16                13.36                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                           11.50                12.46                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                             12.46                12.90                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                  11.84                13.34                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                           10.79                11.52                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                         9.89                 9.82                    0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                          10.40                11.04                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                         10.02                10.25                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                     6.15                 5.29                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                     10.00                8.88                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                       12.94                14.46                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                        13.58                14.47                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                          10.00                11.22                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                     9.71                 9.49                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                       7.54                 6.60                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                              12.14                12.91                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                  15.34                18.82                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                       15.08                18.22                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                       13.42                17.81                   0
-----------------------------------------------------------------------------------------------------------------------------------


Table 18 - 2.65% Asset Charge
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider and Guaranteed
Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider
-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit    Accumulation Unit    Number of
                                                                  Value at Beginning   Value at End of      Accumulation
                                                                 of Period (1/1/04)   Period (12/31/04)    Units at End of
                                                                                                           Period
-----------------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                         10.65                11.27                   0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                            9.64                 10.10                   0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                 9.14                 9.32                    0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                  9.65                 11.62                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                          9.01                 9.26                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                8.85                 9.33                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                   10.32                11.36                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                            10.28                11.67                  27
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                            10.40                11.11                  66
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                9.21                 9.65                   38
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                     9.98                 10.94                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                       10.05                11.23                  46
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                               10.91                12.13                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                       10.09                10.53                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                               9.92                 10.56                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                             9.62                 10.35                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                     10.20                10.44                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                             9.92                 10.21                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                          10.25                10.50                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                        11.09                12.44                  50
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                     10.42                11.29                  72
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                   9.92                 10.20                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                              9.91                 10.32                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                            8.99                 9.03                   93
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                       12.43                13.24                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                         9.66                 10.37                  48
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                             10.86                11.02                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                            11.93                14.49                  28
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                      9.73                 9.59                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                          11.44                12.62                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)                10.00                11.09                   0
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                10.58                10.75                   0
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                       9.98                 12.36                  27
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                           11.88                12.95                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio                  10.30                11.30                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                    11.63                13.67                  32
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                    11.03                13.33                  30
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                           8.71                 9.56                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                           9.37                 10.14                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                             8.91                 9.22                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                  9.25                 10.41                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                           10.78                11.50                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                         9.88                 9.80                    0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                          10.39                11.02                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                         10.02                10.23                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                     6.70                 5.75                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                     10.00                8.87                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                       9.33                 10.42                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                        10.66                11.35                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                          10.00                11.21                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                     9.60                 9.37                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                       8.49                 7.43                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                              12.12                12.89                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                  12.50                15.33                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                       13.09                15.81                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                       13.40                17.78                   0
-----------------------------------------------------------------------------------------------------------------------------------

Table 19 - 2.75% Asset Charge
Base Contract with Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider
-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit    Accumulation Unit    Number of
                                                                  Value at Beginning   Value at End of      Accumulation
                                                                 of Period (1/1/04)   Period (12/31/04)    Units at End of
                                                                                                           Period
-----------------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                         10.63                11.24                   0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                            9.62                 10.07                   0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                 9.13                 9.29                    0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                  9.64                 11.58                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                          9.00                 9.23                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                8.84                 9.30                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                   10.30                11.33                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                            10.26                11.64                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                            10.38                11.08                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                9.19                 9.62                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                     9.96                 10.90                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                       10.03                11.19                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                               10.89                12.09                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                       10.07                10.50                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                               9.90                 10.53                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                             9.61                 10.32                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                     10.18                10.41                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                             9.90                 10.18                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                          10.23                10.47                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                        11.07                12.40                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                     10.40                11.26                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                   9.91                 10.17                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                              9.89                 10.29                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                            8.98                 9.00                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                       12.40                13.20                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                         9.64                 10.34                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                             10.84                10.99                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                            11.91                14.45                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                      9.71                 9.56                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                          11.41                12.58                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)                10.00                11.08                   0
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                10.56                10.72                   0
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                       9.96                 12.32                   0
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                           11.87                12.92                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio                  10.28                11.26                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                    11.60                13.63                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                    11.01                13.29                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                           8.69                 9.53                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                           9.35                 10.11                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                             8.90                 9.19                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                  9.23                 10.38                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                           10.77                11.48                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                         9.88                 9.79                    0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                          10.38                11.00                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                         10.01                10.21                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                     6.68                 5.73                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                     10.00                8.87                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                       9.32                 10.39                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                        10.64                11.32                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                          10.00                11.20                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                     9.58                 9.34                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                       8.48                 7.41                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                              12.11                12.86                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                  12.48                15.29                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                       13.07                15.76                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                       13.39                17.74                   0
-----------------------------------------------------------------------------------------------------------------------------------

Table 20 - 2.85% Asset Charge
Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider
-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit    Accumulation Unit    Number of
                                                                  Value at Beginning   Value at End of      Accumulation
                                                                 of Period (1/1/04)   Period (12/31/04)    Units at End of
                                                                                                           Period
-----------------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                         10.61                11.21                   0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                            9.61                 10.04                   0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                 9.11                 9.27                    0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                  9.62                 11.55                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                          8.98                 9.21                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                8.82                 9.27                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                   10.28                11.29                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                            10.24                11.60                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                            10.36                11.05                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                9.17                 9.59                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                     9.94                 10.87                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                       10.01                11.16                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                               10.87                12.06                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                       10.06                10.47                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                               9.88                 10.50                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                             9.59                 10.29                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                     10.16                10.38                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                             9.89                 10.15                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                          10.22                10.44                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                        11.05                12.37                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                     10.39                11.23                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                   9.89                 10.14                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                              9.87                 10.26                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                            8.96                 8.98                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                       12.38                13.16                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                         9.62                 10.31                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                             10.82                10.96                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                            11.89                14.40                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                      9.70                 9.54                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                          11.39                12.55                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)                10.00                11.07                   0
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                10.55                10.69                   0
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                       9.95                 12.29                   0
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                           11.86                12.90                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio                  10.26                11.23                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                    11.58                13.59                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                    10.99                13.25                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                           8.68                 9.50                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                           9.33                 10.08                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                             8.88                 9.17                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                  9.21                 10.35                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                           10.76                11.46                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                         9.87                 9.77                    0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                          10.38                10.98                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                         10.00                10.20                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                     6.67                 5.72                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                     10.00                8.86                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                       9.30                 10.36                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                        10.63                11.29                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                          10.00                11.20                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                     9.56                 9.32                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                       8.47                 7.39                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                              12.10                12.83                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                  12.46                15.24                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                       13.04                15.71                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                       13.37                17.70                   0
-----------------------------------------------------------------------------------------------------------------------------------

Table 21 - 3.00% Asset Charge
Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider and Guaranteed
Minimum Death Benefit Rider
Base Contract with Bonus Credit Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider
-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit    Accumulation Unit    Number of
                                                                  Value at Beginning   Value at End of      Accumulation
                                                                 of Period (1/1/04)   Period (12/31/04)    Units at End of
                                                                                                           Period
-----------------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                         10.58                11.16                   0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                            9.58                 10.00                   0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                 9.09                 9.23                    0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                  9.60                 11.51                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                          8.95                 9.17                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                8.79                 9.23                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                   10.25                11.24                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                            10.21                11.55                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                            10.33                11.00                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                9.15                 9.55                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                     9.91                 10.82                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                       9.98                 11.11                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                               10.84                12.01                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                       10.03                10.43                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                               9.86                 10.46                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                             9.57                 10.25                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                     10.13                10.34                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                             9.86                 10.10                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                          10.19                10.39                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                        11.02                12.31                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                     10.36                11.18                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                   9.86                 10.09                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                              9.84                 10.21                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                            8.93                 8.94                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                       12.34                13.10                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                         9.59                 10.27                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                             10.79                10.91                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                            11.86                14.34                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                      9.67                 9.50                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                          11.36                12.49                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)                10.00                11.06                   0
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                10.52                10.65                   0
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                       9.92                 12.24                   0
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                           11.85                12.87                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio                  10.23                11.18                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                    11.55                13.53                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                    10.96                13.19                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                           8.65                 9.46                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                           9.30                 10.03                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                             8.85                 9.13                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                  9.19                 10.30                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                           10.75                11.43                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                         9.86                 9.75                    0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                          10.37                10.96                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                         9.99                 10.17                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                     6.66                 5.70                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                     10.00                8.85                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                       9.28                 10.32                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                        10.60                11.25                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                          10.00                11.19                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                     9.54                 9.28                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                       8.44                 7.36                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                              12.07                12.79                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                  12.43                15.18                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                       13.00                15.65                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                       13.35                17.64                   0
-----------------------------------------------------------------------------------------------------------------------------------

Table 22 - 3.10% Asset Charge
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning
Rider
-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit    Accumulation Unit    Number of
                                                                  Value at Beginning   Value at End of      Accumulation
                                                                 of Period (1/1/04)   Period (12/31/04)    Units at End of
                                                                                                           Period
-----------------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                         10.56                11.13                   0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                            9.56                 9.97                    0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                 9.08                 9.21                    0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                  9.58                 11.48                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                          8.94                 9.14                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                8.78                 9.21                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                   10.23                11.21                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                            10.19                11.52                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                            10.31                10.97                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                9.13                 9.52                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                     9.89                 10.79                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                       9.96                 11.08                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                               10.82                11.97                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                       10.02                10.40                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                               9.84                 10.43                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                             9.55                 10.22                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                     10.11                10.31                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                             9.84                 10.07                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                          10.17                10.36                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                        11.00                12.28                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                     10.34                11.14                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                   9.84                 10.07                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                              9.83                 10.18                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                            8.92                 8.91                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                       12.32                13.06                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                         9.57                 10.24                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                             10.77                10.88                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                            11.83                14.30                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                      9.65                 9.47                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                          11.34                12.46                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)                10.00                11.06                   0
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                10.50                10.62                   0
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                       9.90                 12.21                   0
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                           11.84                12.84                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio                  10.21                11.15                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                    11.53                13.49                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                    10.94                13.16                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                           8.63                 9.43                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                           9.29                 10.00                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                             8.84                 9.10                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                  9.17                 10.27                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                           10.75                11.41                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                         9.85                 9.73                    0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                          10.36                10.94                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                         9.99                 10.16                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                     6.65                 5.68                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                     10.00                8.85                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                       9.26                 10.29                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                        10.58                11.22                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                          10.00                11.18                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                     9.53                 9.26                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                       8.43                 7.34                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                              12.06                12.76                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                  12.41                15.14                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                       12.98                15.60                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                       13.33                17.60                   0
-----------------------------------------------------------------------------------------------------------------------------------

Table 23 - 3.25% Asset Charge
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Guaranteed
Minimum Death Benefit Rider
-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit    Accumulation Unit    Number of
                                                                  Value at Beginning   Value at End of      Accumulation
                                                                 of Period (1/1/04)   Period (12/31/04)    Units at End of
                                                                                                           Period
-----------------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                         10.53                11.08                   0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                            9.53                 9.93                    0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                 9.05                 9.17                    0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                  9.56                 11.43                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                          8.91                 9.10                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                8.75                 9.17                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                   10.20                11.16                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                            10.16                11.47                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                            10.28                10.92                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                9.10                 9.48                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                     9.86                 10.75                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                       9.93                 11.03                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                               10.79                11.92                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                       9.99                 10.36                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                               9.82                 10.39                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                             9.53                 10.18                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                     10.08                10.26                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                             9.81                 10.03                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                          10.14                10.32                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                        10.97                12.22                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                     10.31                11.10                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                   9.81                 10.02                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                              9.80                 10.14                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                            8.89                 8.87                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                       12.29                13.01                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                         9.55                 10.20                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                             10.74                10.83                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                            11.80                14.24                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                      9.62                 9.43                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                          11.31                12.40                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)                10.00                11.04                   0
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                10.48                10.58                   0
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                       9.88                 12.16                   0
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                           11.82                12.81                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio                  10.18                11.10                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                    11.49                13.43                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                    10.91                13.10                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                           8.61                 9.39                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                           9.26                 9.96                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                             8.81                 9.06                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                  9.14                 10.23                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                           10.74                11.38                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                         9.84                 9.71                    0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                          10.35                10.91                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                         9.98                 10.13                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                     6.63                 5.66                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                     10.00                8.84                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                       9.24                 10.25                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                        10.56                11.17                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                     9.50                 11.17                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                          10.00                9.22                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                       8.41                 7.31                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                              12.04                12.72                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                  12.38                15.08                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                       12.94                15.53                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                       13.31                17.55                   0
-----------------------------------------------------------------------------------------------------------------------------------

Table 24 - 3.35% Asset Charge
Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum
Death Benefit Rider
-----------------------------------------------------------------------------------------------------------------------------------
                       Investment Division                         Accumulation Unit    Accumulation Unit         Number of
                                                                                                                Accumulation
                                                                  Value at Beginning     Value at End of       Units at End of
                                                                  of Period (1/1/04)    Period (12/31/04)          Period
-----------------------------------------------------------------------------------------------------------------------------------
2004
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                                         10.51                11.05                   0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Health Sciences Fund                                            9.51                 9.90                    0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Technology Fund                                                 9.04                 9.14                    0
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                                                  9.54                 11.40                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                          8.89                 9.07                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                8.74                 9.14                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                   10.18                11.13                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                            10.14                11.43                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Fund                                            10.26                10.89                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Fund                                9.09                 9.45                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Fund                                     9.84                 10.71                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Fund                                       9.91                 11.00                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Fund                                               10.77                11.89                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                       9.97                 10.34                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                               9.80                 10.36                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                             9.51                 10.16                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                     10.06                10.23                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                             9.79                 10.00                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                          10.12                10.29               215.9436
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                        10.95                12.19                189.599
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                     10.29                11.06                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                   9.79                 9.99                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                              9.78                 10.11                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                            8.87                 8.85                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                       12.26                12.97                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                         9.53                 10.17                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                             10.72                10.80                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                            11.78                14.20                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                      9.60                 9.40                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                          11.28                12.36                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Value Strategies Portfolio (5/1/04-12/31/04)                10.00                11.04                   0
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio (Series Trust II)                                10.46                10.55                   0
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company (Series Trust II) Portfolio                       9.86                 12.13                   0
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                           11.81                12.79                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio                  10.16                11.07                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. International Portfolio                    11.47                13.39                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio                    10.89                13.06               183.3071
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                           8.59                 9.37                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                           9.24                 9.93                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                             8.80                 9.03                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                  9.13                 10.20                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio                                           10.73                11.36               216.2669
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio                                         9.84                 9.69                    0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                          10.34                10.89                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                         9.97                 10.11                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                     6.62                 5.64                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Juno Fund (5/1/04-12/31/04)                                     10.00                8.83                400.6691
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                       9.23                 10.23                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                        10.54                11.14                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund (5/1/04-12/31/04)                          10.00                11.16                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                     9.49                 9.19                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                       8.40                 7.29                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                              12.03                12.69                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                  12.36                15.04                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                       12.92                15.49                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                       13.29                17.51                   0
-----------------------------------------------------------------------------------------------------------------------------------


Table 1 - 1.20% Asset Charge
Base Contract with Minimum Premium Rider
Base Contract with Surrender Charge Rider - Five Years
-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                Accumulation Unit    Accumulation Unit         Number of
                                                                                                                Accumulation
                                                                  Value at Beginning     Value at End of       Units at End of
                                                                  of Period (1/1/03)    Period (12/31/03)          Period
-----------------------------------------------------------------------------------------------------------------------------------
2003
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                          6.94                 9.27                  1,568
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                6.84                 9.10                  7,906
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                   7.26                 10.61                  999
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                            7.52                 10.57                 9,024
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                       9.06                 10.69                 2,128
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                           7.95                 9.47                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                                8.03                 10.26                 1,066
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                  8.40                 10.33                 2,126
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                          8.81                 11.22                 1,914
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                       7.63                 0.00                    0
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                   5.95                 0.00                    0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                       8.56                 10.34                  108
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                               7.81                 10.16                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                             7.15                 9.86                   104
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                     9.02                 10.48                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                             8.39                 10.20                  415
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                          9.09                 10.54                  393
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                        9.00                 11.41                11,531
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                     8.34                 10.72                 1,241
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                   8.37                 10.20                  407
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                              7.97                 10.19                  232
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                            7.06                 9.25                  1,248
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                       10.20                12.78                  463
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                         7.84                 9.93                  4,548
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                             10.77                11.17                  547
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                            8.98                 12.27                 4,459
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                      10.03                10.01                 1,715
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                          8.32                 11.76                   0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                      8.55                 10.95                 3,030
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                         7.85                 9.91                   668
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                              6.53                 9.37                  2,515
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                               8.52                 9.89                  9,995
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                             10.58                10.84                  442
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                    7.61                 10.22                 1,898
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -                0.00                 12.01                  141
12/31/03)
-----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                  7.39                 9.39                    0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc. Growth & Income Portfolio                  8.18                 10.59                 2,614
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                      8.56                 11.95                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                      9.20                 11.34                 8,220
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                           6.97                 8.95                   264
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                           8.00                 9.63                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                             6.95                 9.16                 11,364
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                  7.74                 9.51                    0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                       10.00                10.88                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                     10.00                9.98                    0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                      10.00                10.49                 6,572
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                     10.00                10.12                18,933
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                     11.09                6.86                  3,048
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                       6.95                 9.56                   389
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                        7.60                 10.92                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                     9.95                 9.83                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                       11.54                8.70                  3,131
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                         10.26                0.00                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                              10.56                12.33                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                  8.41                 12.81                  747
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                       9.39                 13.46                 6,471
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                       10.26                13.63                  685
-----------------------------------------------------------------------------------------------------------------------------------

Table 2 - 1.30% Asset Charge
Base Contract with Estate Planning Rider
Base Contract with Surrender Charge Rider - Three Years
-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                    Accumulation        Accumulation           Number of
                                                                      Unit Value at     Unit Value at End       Accumulation
                                                                       Beginning of         of Period          Units at End of
                                                                     Period (1/1/03)        (12/31/03)             Period
-----------------------------------------------------------------------------------------------------------------------------------
2003
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                            6.93                9.25                 1,696
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                  6.83                9.09                 1,319
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                     7.26               10.59                 1,960
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                              7.51               10.55                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                         9.05               10.67                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                             7.95                9.45                  81
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                                  8.03               10.24                  57
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                    8.40               10.31                 3,530
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                            8.81               11.20                 2,976
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                         7.62                0.00                   0
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                     5.95                0.00                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                         8.56               10.32                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                                 7.80               10.14                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                               7.14                9.84                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                       9.01               10.46                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                               8.39               10.18                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                            9.08               10.52                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                          9.00               11.38                 2,702
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                       8.33               10.70                  56
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                     8.36               10.18                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                                7.96               10.17                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                              7.05                9.23                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                        10.19               12.75                 2,763
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                           7.84                9.91                 1,548
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                              10.76               11.15                  264
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                              8.97               12.25                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                       10.02                9.99                  485
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                            8.31               11.74                  433
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                        8.55               10.93                  630
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                           7.85                9.90                  345
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                                6.52                9.35                   0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                                 8.52                9.87                  343
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                              10.57               10.82                  278
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                      7.60               10.21                  237
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -
12/31/03)                                                                  0.00               12.00                   0
-----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                    7.38                9.37                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                      8.17               10.57                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                        8.56               11.93                 1,833
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                        9.19               11.32                 3,564
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                             6.97                8.94                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                             7.99                9.61                 1,064
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                               6.94                9.15                 1,590
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                    7.73                9.49                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                        10.00               10.88                 1,180
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                      10.00                9.97                  375
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                       10.00               10.48                 1,882
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                      10.00               10.11                 2,563
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                      11.08                6.85                  487
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                         6.95                9.55                 1,071
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                          7.60               10.90                  938
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                       9.94                9.82                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                        11.53                8.69                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                          10.25                0.00                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                               10.56               12.32                  248
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                    8.40               12.79                  860
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                         9.38               13.43                 1,349
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                        10.25               13.61                  418
-----------------------------------------------------------------------------------------------------------------------------------

Table 3 - 1.45% Asset Charge
Base Contract with Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Surrender Charge Rider - Five Years
Base Contract with Surrender Charge Rider - Zero Years
----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                             Accumulation Unit    Accumulation Unit    Number of
                                                                 Value at Beginning   Value at End of      Accumulation
                                                                of Period (1/1/03)   Period (12/31/03)    Units at End of
                                                                                                          Period
----------------------------------------------------------------------------------------------------------------------------------
2003
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                         6.92                 9.22                  7,358
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                               6.82                 9.06                  3,716
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                  7.25                 10.56                 4,480
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                           7.50                 10.52                 1,321
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                      9.03                 10.64                  946
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                          7.93                 9.42                   218
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                               8.02                 10.21                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                 8.39                 10.28                10,391
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                         8.79                 11.16                10,532
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                      7.61                 0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                  5.94                 0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                      8.55                 10.30                   0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                              7.80                 10.12                  97
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                            7.14                 9.82                   104
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                    9.00                 10.43                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                            8.37                 10.15                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                         9.07                 10.49                 1,047
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                       8.98                 11.35                 3,913
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                    8.32                 10.67                 1,593
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                  8.35                 10.16                  539
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                             7.95                 10.14                  87
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                           7.04                 9.20                   881
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                      10.18                12.72                 1,810
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                        7.83                 9.88                  7,565
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                            10.75                11.12                  537
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                           8.96                 12.21                 2,496
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                     10.00                9.96                  7,213
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                         8.30                 11.70                  828
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                     8.54                 10.90                 2,780
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                        7.83                 9.87                  4,786
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                             6.51                 9.33                   124
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                              8.51                 9.85                  1,942
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                            10.56                10.80                 3,934
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                   7.60                 10.18                  332
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -               0.00                 11.99                   0
12/31/03)
----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                 7.37                 9.34                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                   8.16                 10.54                 3,297
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                     8.54                 11.90                  392
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                     9.18                 11.29                 6,332
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                          6.96                 8.91                  3,015
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                          7.98                 9.58                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                            6.94                 9.12                  2,805
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                 7.72                 9.46                   134
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                      10.00                10.86                 4,744
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                    10.00                9.96                  1,799
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                     10.00                10.47                 3,699
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                    10.00                10.10                11,480
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                    11.07                6.83                   616
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                      6.94                 9.52                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                       7.59                 10.88                 1,777
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                    9.93                 9.79                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                      11.52                8.67                   489
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                        10.25                0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                             10.56                12.29                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                 8.39                 12.75                  274
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                      9.37                 13.40                 1,513
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                      10.25                13.59                 1,036
----------------------------------------------------------------------------------------------------------------------------------

Table 4 - 1.55% Asset Charge
Base Contract with Estate Planning Rider and Surrender Charge Rider - Five Years Base Contract with Minimum
Premium Rider and Estate Planning Rider
Base Contract with Bonus Credit Rider
Base Contract with Minimum Premium Rider and Surrender Charge Rider - Three Years
----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                               Accumulation Unit    Accumulation Unit         Number of
                                                                                                               Accumulation
                                                                 Value at Beginning     Value at End of       Units at End of
                                                                 of Period (1/1/03)    Period (12/31/03)          Period
----------------------------------------------------------------------------------------------------------------------------------
2003
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                         6.92                 9.21                 14,247
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                               6.82                 9.04                 12,782
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                  7.24                 10.54                10,983
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                           7.49                 10.50                14,034
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                      9.03                 10.62                 8,961
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                          7.93                 9.40                  1,036
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                               8.01                 10.19                 1,829
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                 8.38                 10.26                17,028
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                         8.79                 11.14                 8,333
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                      7.61                 0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                  5.94                 0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                      8.54                 10.28                   0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                              7.79                 10.10                  155
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                            7.13                 9.80                   280
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                    8.99                 10.41                15,406
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                            8.37                 10.13                 1,384
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                         9.06                 10.47                 2,082
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                       8.98                 11.33                26,580
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                    8.32                 10.65                12,320
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                  8.34                 10.14                12,043
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                             7.94                 10.12                  714
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                           7.04                 9.18                 20,945
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                      10.17                12.69                16,140
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                        7.82                 9.86                 22,076
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                            10.74                11.10                13,601
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                           8.95                 12.19                 4,835
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                     10.00                9.94                 13,243
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                         8.29                 11.68                 1,710
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                     8.53                 10.88                  759
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                        7.83                 9.85                   913
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                             6.51                 9.31                  1,869
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                              8.50                 9.83                  5,605
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                            10.55                10.78                 2,411
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                   7.59                 10.16                 1,786
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -               0.00                 11.98                 1,209
12/31/03)
----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                 7.36                 9.32                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                   8.15                 10.52                 8,237
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                     8.54                 11.87                 2,809
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                     9.17                 11.27                 6,278
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                          6.95                 8.89                  6,079
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                          7.97                 9.57                  4,711
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                            6.93                 9.10                  5,769
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                 7.71                 9.45                  4,868
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                      10.00                10.86                32,469
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                    10.00                9.96                  2,308
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                     10.00                10.47                12,689
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                    10.00                10.09                13,607
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                    11.06                6.82                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                      6.94                 9.51                   28
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                       7.58                 10.86                  468
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                    9.93                 9.77                 989,154
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                      11.51                8.65                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                        10.25                0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                             10.55                12.28                  769
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                 8.39                 12.73                  948
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                      9.36                 13.37                 3,088
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                      10.25                13.57                 2,818
----------------------------------------------------------------------------------------------------------------------------------

Table 5 - 1.65% Asset Charge
Base Contract with Estate Planning Rider and Surrender Charge Rider - Three Years
----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                             Accumulation Unit    Accumulation Unit    Number of
                                                                 Value at Beginning   Value at End of      Accumulation
                                                                of Period (1/1/03)   Period (12/31/03)    Units at End of
                                                                                                          Period
----------------------------------------------------------------------------------------------------------------------------------
2003
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                         9.52                 12.65                   0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                               9.25                 12.26                   0
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                  9.50                 13.81                   0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                           9.84                 13.78                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                      9.99                 11.74                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                          9.74                 11.54                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                               9.88                 12.55                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                 9.90                 12.11                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                         10.09                12.78                   0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                      9.52                 0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                  9.55                 0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                      9.99                 12.00                   0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                              9.81                 12.71                   0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                            9.63                 13.22                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                    10.00                11.57                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                            9.91                 12.00                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                         9.97                 11.52                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                       9.78                 12.33                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                    10.00                12.78                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                  9.81                 11.91                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                             9.72                 12.38                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                           9.65                 12.58                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                      10.55                13.15                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                        9.77                 12.30                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                            10.28                10.61                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                           10.07                13.69                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                     10.00                9.93                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                         9.79                 13.78                   0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                     9.62                 12.26                   0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                        9.31                 11.70                   0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                             9.65                 13.80                   0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                              10.28                11.88                   0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                            10.20                10.41                   0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                   9.93                 13.29                   0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio                          0.00                 11.97                   0
----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                 10.05                12.71                   0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                   9.93                 12.79                   0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                     10.00                13.89                   0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                     10.27                12.60                   0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                          9.62                 12.29                   0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                          9.70                 11.62                   0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                            9.59                 12.59                   0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                 9.78                 11.97                   0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                      10.00                10.85                   0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                    10.00                9.95                    0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                     10.00                10.46                   0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                    10.00                10.08                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                    10.09                6.22                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                      9.55                 13.07                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                       9.59                 13.72                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                    9.98                 9.81                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                      10.15                7.62                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                        10.25                0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                             10.55                12.27                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                 10.22                15.50                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                      10.68                15.24                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                      10.25                13.56                   0
----------------------------------------------------------------------------------------------------------------------------------


Table 6 - 1.70% Asset Charge
Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five Years
Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Surrender Charge Rider - Zero Years
----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                               Accumulation Unit    Accumulation Unit         Number of
                                                                                                               Accumulation
                                                                 Value at Beginning     Value at End of       Units at End of
                                                                 of Period (1/1/03)    Period (12/31/03)          Period
----------------------------------------------------------------------------------------------------------------------------------
2003
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                         6.91                 9.18                   145
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                               6.81                 9.02                   69
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                  7.23                 10.51                  128
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                           7.48                 10.47                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                      9.01                 10.59                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                          7.92                 9.38                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                               8.00                 10.16                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                 8.37                 10.23                  297
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                         8.77                 11.11                  271
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                      7.60                 0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                  5.93                 0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                      8.54                 10.25                   0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                              7.78                 10.08                   0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                            7.12                 9.77                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                    8.98                 10.38                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                            8.35                 10.11                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                         9.05                 10.44                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                       8.96                 11.30                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                    8.30                 10.62                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                  8.33                 10.11                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                             7.93                 10.09                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                           7.03                 9.16                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                      10.15                12.66                  90
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                        7.81                 9.83                   214
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                            10.72                11.06                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                           8.94                 12.15                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                     9.98                 9.91                   443
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                         8.28                 11.65                   0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                     8.52                 10.85                   0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                        7.82                 9.82                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                             6.50                 9.29                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                              8.49                 9.81                    0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                            10.54                10.75                  272
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                   7.58                 10.14                   0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -               0.00                 11.97                   0
12/31/03)
----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                 7.35                 9.30                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                   8.14                 10.49                   0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                     8.53                 11.84                   0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                     9.16                 11.24                  85
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                          6.94                 8.87                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                          7.96                 9.54                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                            6.92                 9.08                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                 7.70                 9.42                    0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                      10.00                10.85                   0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                    10.00                9.95                    0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                     10.00                10.46                   0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                    10.00                10.08                  443
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                    11.05                6.80                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                      6.93                 9.48                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                       7.58                 10.83                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                    9.92                 9.75                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                      11.50                8.63                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                        10.25                0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                             10.55                12.26                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                 8.38                 12.70                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                      9.35                 13.33                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                      10.25                13.55                   0
----------------------------------------------------------------------------------------------------------------------------------

Table 7 - 1.80% Asset Charge
Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Five Years
Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Bonus Credit Rider and Minimum Premium Rider
Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years
Base Contract with Estate Planning Rider and Surrender Charge Rider - Zero Years
----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                               Accumulation Unit    Accumulation Unit         Number of
                                                                                                               Accumulation
                                                                 Value at Beginning     Value at End of       Units at End of
                                                                 of Period (1/1/03)    Period (12/31/03)          Period
----------------------------------------------------------------------------------------------------------------------------------
2003
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                         6.90                 9.16                   198
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                               6.80                 9.00                   369
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                  7.23                 10.49                  175
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                           7.47                 10.45                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                      9.01                 10.57                 1,110
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                          7.91                 9.36                   87
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                               7.99                 10.14                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                 8.36                 10.21                  788
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                         8.76                 11.09                  772
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                      7.60                 0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                  5.93                 0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                      8.53                 10.24                   0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                              7.78                 10.06                   0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                            7.12                 9.76                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                    8.97                 10.36                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                            8.35                 10.09                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                         9.04                 10.42                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                       8.95                 11.28                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                    8.30                 10.60                  550
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                  8.32                 10.09                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                             7.92                 10.07                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                           7.02                 9.14                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                      10.15                12.63                  421
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                        7.80                 9.81                  1,316
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                            10.71                11.04                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                           8.93                 12.13                  796
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                     9.97                 9.89                  1,091
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                         8.27                 11.62                   0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                     8.51                 10.83                  451
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                        7.81                 9.80                   143
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                             6.50                 9.27                   359
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                              8.49                 9.79                    0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                            10.54                10.73                  678
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                   7.58                 10.12                   0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -               0.00                 11.96                  115
12/31/03)
----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                 7.35                 9.28                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                   8.13                 10.47                  132
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                     8.52                 11.82                   0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                     9.15                 11.22                  216
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                          6.94                 8.85                   281
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                          7.96                 9.52                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                            6.91                 9.06                   264
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                 7.70                 9.40                    0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                      10.00                10.84                  415
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                    10.00                9.94                    0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                     10.00                10.45                  405
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                    10.00                10.07                 1,392
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                    11.04                6.79                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                      6.93                 9.47                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                       7.57                 10.81                  312
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                    9.91                 9.73                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                      11.49                8.62                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                        10.25                0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                             10.55                12.24                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                 8.37                 12.68                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                      9.34                 13.31                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                      10.25                13.53                   0
----------------------------------------------------------------------------------------------------------------------------------

Table 8 - 1.90% Asset Charge
Base Contract with Bonus Credit Rider and Estate Planning Rider
Base Contract with Higher Education Rider
Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Three Years
----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                               Accumulation Unit    Accumulation Unit         Number of
                                                                 Value at Beginning     Value at End of         Accumulation
                                                                 of Period (1/1/03)    Period (12/31/03)   Units at End of Period
----------------------------------------------------------------------------------------------------------------------------------
2003
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                         6.89                 9.14                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                               6.79                 8.98                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                  7.22                 10.47                   0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                           7.47                 10.43                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                      9.00                 10.55                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                          7.90                 9.34                   117
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                               7.98                 10.12                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                 8.35                 10.19                  113
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                         8.76                 11.07                  104
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                      7.59                 0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                  5.93                 0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                      8.52                 10.22                   0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                              7.77                 10.04                   0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                            7.11                 9.74                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                    8.96                 10.34                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                            8.34                 10.07                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                         9.03                 10.40                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                       8.95                 11.25                   67
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                    8.29                 10.58                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                  8.31                 10.07                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                             7.92                 10.05                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                           7.01                 9.12                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                      10.14                12.61                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                        7.79                 9.80                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                            10.70                11.02                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                           8.93                 12.11                  106
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                     9.96                 9.87                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                         8.27                 11.60                   0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                     8.50                 10.81                   0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                        7.80                 9.78                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                             6.49                 9.26                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                              8.48                 9.78                    0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                            10.53                10.71                   0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                   7.57                 10.10                   0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -               0.00                 11.95                   0
12/31/03)
----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                 7.34                 9.26                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                   8.13                 10.45                   0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                     8.51                 11.79                   0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                     9.14                 11.19                   0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                          6.93                 8.83                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                          7.95                 9.50                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                            6.91                 9.04                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                 7.69                 9.38                    0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                      10.00                10.83                   0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                    10.00                9.93                    0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                     10.00                10.44                   0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                    10.00                10.07                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                    11.03                6.78                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                      6.92                 9.45                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                       7.57                 10.80                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                    9.90                 9.72                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                      11.48                8.60                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                        10.24                0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                             10.55                12.23                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                 8.37                 12.66                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                      9.33                 13.28                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                      10.24                13.52                   0
----------------------------------------------------------------------------------------------------------------------------------

Table 9 - 1.95% Asset Charge
Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider -
Five Years
Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Zero Years
----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit    Accumulation Unit         Number of
                                                                Value at Beginning     Value at End of         Accumulation
                                                                of Period (1/1/03)    Period (12/31/03)   Units at End of Period
----------------------------------------------------------------------------------------------------------------------------------
2003
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        9.51                 12.61                   0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              9.25                 12.22                   0
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 9.50                 13.76                   0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          9.84                 13.74                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     9.99                 11.70                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         9.74                 11.50                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              9.87                 12.51                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                9.89                 12.06                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        10.08                12.74                   0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     9.52                 0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 9.54                 0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     9.98                 11.96                   0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             9.81                 12.66                   0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           9.63                 13.18                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   9.99                 11.53                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           9.91                 11.96                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        9.97                 11.48                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      9.77                 12.29                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   9.99                 12.74                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 9.80                 11.87                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            9.72                 12.33                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          9.65                 12.54                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.54                11.97                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       9.76                 12.26                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.27                10.57                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          10.06                13.64                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.99                 9.90                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        9.79                 13.78                   0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    9.61                 12.22                   0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       9.30                 11.66                   0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            9.65                 13.75                   0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             10.28                11.84                   0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.20                10.37                   0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  9.93                 13.24                   0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -              0.00                 11.94                   0
12/31/03)
----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                10.04                12.66                   0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  9.92                 12.75                   0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    9.99                 13.84                   0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    10.26                12.55                   0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         9.61                 12.25                   0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         9.69                 11.58                   0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           9.59                 12.55                   0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                9.78                 11.92                   0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00                10.83                   0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.93                    0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00                10.44                   0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00                10.06                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   10.09                6.20                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     9.54                 13.03                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      9.59                 13.67                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.97                 9.78                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     10.14                7.59                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.24                0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.55                12.22                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                10.21                15.45                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     10.67                15.19                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.24                13.51                   0
---------------------------------------------------------------------------------------------------------------------------------

Table 10 - 2.05% Asset Charge
Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider -
Five Years
Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider
- Three Years
Base Contract with Bonus Credit Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Zero Years
---------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit    Accumulation Unit         Number of
                                                                                                              Accumulation
                                                                Value at Beginning     Value at End of       Units at End of
                                                                of Period (1/1/03)    Period (12/31/03)          Period
---------------------------------------------------------------------------------------------------------------------------------
2003
---------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        6.89                 9.12                  5,210
---------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              6.79                 8.96                   555
---------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 7.21                 10.44                 6,775
---------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          7.46                 10.40                 3,414
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     8.99                 10.52                 8,921
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         7.89                 9.31                  6,576
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              7.97                 10.09                 2,857
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                8.34                 10.16                 3,723
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        8.74                 11.04                 7,185
---------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     7.58                 0.00                    0
---------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 5.92                 0.00                    0
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     8.52                 10.19                   0
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             7.76                 10.02                   6
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           7.11                 9.72                   577
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   8.95                 10.31                 2,879
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           8.33                 10.04                  567
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        9.02                 10.37                 6,837
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      8.93                 11.22                  933
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   8.28                 10.55                 8,032
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 8.30                 10.04                 2,494
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            7.91                 10.02                 1,093
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          7.00                 9.10                   770
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.12                12.57                 6,480
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       7.78                 9.77                 14,352
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.69                10.99                22,997
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          8.91                 12.07                 5,745
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.95                 9.85                 22,528
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        8.26                 11.57                  78
---------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    8.49                 10.78                 5,424
---------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       7.79                 9.75                  1,629
---------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            6.49                 9.24                  1,146
---------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             8.47                 9.75                    0
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.52                10.69                  835
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  7.57                 10.08                   0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -              0.00                 11.93                   0
12/31/03)
---------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                7.33                 9.23                    0
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  8.11                 10.42                 5,295
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    8.50                 11.76                   5
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    9.13                 11.16                 1,067
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         6.92                 8.81                  4,438
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         7.94                 9.48                   573
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           6.90                 9.02                   31
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                7.68                 9.36                   738
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00                10.82                 1,168
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.92                   345
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00                10.43                  24
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00                10.06                 3,567
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   11.02                6.76                    0
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     6.91                 9.43                    0
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      7.56                 10.77                   0
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.89                 9.69                 13,115
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     11.47                8.58                    0
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.24                0.00                    0
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.55                12.21                  116
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                8.36                 12.63                   7
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     9.32                 13.24                   2
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.24                13.49                  728
---------------------------------------------------------------------------------------------------------------------------------

Table 11 - 2.15% Asset Charge
Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider -
Three Years
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider
Base Contract with Minimum Premium Rider and Higher Education Rider
---------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit    Accumulation Unit         Number of
                                                                                                              Accumulation
                                                                Value at Beginning     Value at End of       Units at End of
                                                                of Period (1/1/03)    Period (12/31/03)          Period
---------------------------------------------------------------------------------------------------------------------------------
2003
---------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        6.88                 9.10                    0
---------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              6.78                 8.94                    0
---------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 7.20                 10.42                   0
---------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          7.45                 10.38                   0
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     8.98                 10.50                   0
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         7.88                 9.30                    0
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              7.96                 10.07                   0
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                8.33                 10.14                   0
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        8.74                 11.02                   0
---------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     7.58                 0.00                    0
---------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 5.92                 0.00                    0
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     8.51                 10.18                   0
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             7.76                 10.00                   0
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           7.10                 9.70                    0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   8.94                 10.29                   0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           8.32                 10.02                   0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        9.01                 10.35                   0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      8.93                 11.20                   0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   8.27                 10.53                   0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 8.29                 10.02                   0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            7.90                 10.01                   0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          7.00                 9.08                    0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.11                12.55                   0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       7.78                 9.75                    0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.68                10.97                   0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          8.90                 12.05                   0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.94                 9.83                    0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        8.25                 11.55                   0
---------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    8.48                 10.76                   0
---------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       7.78                 9.74                    0
---------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            6.48                 9.22                    0
---------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             8.47                 9.74                    0
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.51                10.67                   0
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  7.56                 10.06                   0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -
12/31/03)                                                              0.00                 11.92                   0
---------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                7.32                 9.22                    0
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  8.11                 10.40                   0
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    8.49                 11.74                   0
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    9.12                 11.14                   0
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         6.91                 8.79                    0
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         7.93                 9.46                    0
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           6.89                 9.00                    0
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                7.67                 9.34                    0
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00                10.81                   0
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.92                    0
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00                10.43                   0
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00                10.05                   0
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   11.02                6.75                    0
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     6.91                 9.41                    0
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      7.55                 10.75                   0
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.89                 9.68                    0
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     11.46                8.57                    0
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.24                0.00                    0
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.54                12.19                   0
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                8.35                 12.61                   0
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     9.31                 13.22                   0
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.24                13.48                   0
---------------------------------------------------------------------------------------------------------------------------------

Table 12 - 2.20% Asset Charge
Base Contract with Minimum Premium Rider and Guaranteed Minimum Premium Rider and Surrender Charge
Rider - Zero Years
----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                               Accumulation Unit    Accumulation Unit         Number of
                                                                                                               Accumulation
                                                                 Value at Beginning     Value at End of       Units at End of
                                                                 of Period (1/1/03)    Period (12/31/03)          Period
----------------------------------------------------------------------------------------------------------------------------------
2003
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                         9.51                 12.57                   0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                               9.24                 12.18                   0
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                  9.49                 13.72                   0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                           9.83                 13.70                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                      9.98                 11.66                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                          9.73                 11.47                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                               9.87                 12.47                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                 9.89                 12.03                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                         10.08                12.70                   0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                      9.51                 0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                  9.54                 0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                      9.98                 11.93                   0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                              9.80                 12.63                   0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                            9.62                 13.14                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                    9.99                 11.50                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                            9.91                 11.92                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                         9.96                 11.44                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                       9.77                 12.25                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                    9.99                 12.70                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                  9.80                 11.83                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                             9.71                 12.30                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                           9.64                 12.50                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                      10.54                13.07                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                        9.76                 12.23                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                            10.27                10.54                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                           10.06                13.60                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                     9.99                 9.87                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                         9.78                 13.69                   0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                     9.61                 12.18                   0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                        9.30                 11.63                   0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                             9.65                 13.71                   0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                              10.27                11.81                   0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                            10.19                10.34                   0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                   9.93                 13.20                   0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -               0.00                 11.92                   0
12/31/03)
----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                 10.04                12.63                   0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                   9.92                 12.71                   0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                     9.99                 13.80                   0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                     10.26                12.52                   0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                          9.61                 12.21                   0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                          9.69                 11.55                   0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                            9.59                 12.51                   0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                 9.77                 11.89                   0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                      10.00                10.81                   0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                    10.00                9.91                    0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                     10.00                10.42                   0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                    10.00                10.05                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                    10.09                6.18                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                      9.54                 12.99                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                       9.58                 13.63                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                    9.97                 9.75                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                      10.14                7.57                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                        10.24                0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                             10.54                12.19                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                 10.21                15.40                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                      10.67                15.14                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                      10.24                13.47                   0
----------------------------------------------------------------------------------------------------------------------------------

Table 13 - 2.25% Asset Charge
Base Contract with Higher Education Rider and Estate Planning Rider
---------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit    Accumulation Unit         Number of
                                                                                                              Accumulation
                                                                Value at Beginning     Value at End of       Units at End of
                                                                of Period (1/1/03)    Period (12/31/03)          Period
---------------------------------------------------------------------------------------------------------------------------------
2003
---------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                        6.87                 9.08                    0
---------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                              6.77                 8.92                    0
---------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                 7.20                 10.40                   0
---------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                          7.44                 10.36                   0
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                     8.97                 10.48                   0
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                         7.88                 9.28                    0
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                              7.96                 10.05                   0
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                8.32                 10.12                   0
---------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                        8.73                 10.99                   0
---------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                     7.57                 0.00                    0
---------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                 5.91                 0.00                    0
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                     8.50                 10.16                   0
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                             7.75                 9.98                    0
---------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                           7.10                 9.69                    0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                   8.93                 10.27                   0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                           8.31                 10.00                   0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                        9.00                 10.33                   0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                      8.92                 11.18                   0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   8.26                 10.50                   0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                 8.29                 10.00                   0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                            7.89                 9.99                    0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          6.99                 9.06                    0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                     10.10                12.52                   0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                       7.77                 9.73                    0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                           10.67                10.95                   0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                          8.90                 12.03                   0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                    9.93                 9.81                    0
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                        8.24                 11.52                   0
---------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                    8.47                 10.74                   0
---------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                       7.78                 9.72                    0
---------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                            6.48                 9.21                    0
---------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                             8.46                 9.72                    0
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                           10.50                10.65                   0
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                  7.56                 10.05                   0
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -              0.00                 11.91                   0
12/31/03)
---------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                7.32                 9.20                    0
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                  8.10                 10.38                   0
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                    8.48                 11.72                   0
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                    9.12                 11.12                   0
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                         6.91                 8.78                    0
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                         7.92                 9.44                    0
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                           6.88                 8.98                    0
---------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                7.66                 9.32                    0
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                     10.00                10.81                   0
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                   10.00                9.91                    0
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                    10.00                10.42                   0
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                   10.00                10.04                   0
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                   11.01                6.74                    0
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                     6.90                 9.40                    0
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                      7.55                 10.73                   0
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                   9.88                 9.66                    0
---------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                     11.45                8.55                    0
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                       10.24                0.00                    0
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                            10.54                12.18                   0
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                8.35                 12.59                   0
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                     9.30                 13.19                   0
---------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                     10.24                13.46                   0
---------------------------------------------------------------------------------------------------------------------------------

Table 14 - 2.30% Asset Charge
Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
and Surrender Charge Rider - Five Years
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider -
Zero Years
----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                               Accumulation Unit    Accumulation Unit         Number of
                                                                                                               Accumulation
                                                                 Value at Beginning     Value at End of       Units at End of
                                                                 of Period (1/1/03)    Period (12/31/03)          Period
----------------------------------------------------------------------------------------------------------------------------------
2003
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                         6.87                 9.07                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                               6.77                 8.91                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                  7.19                 10.39                   0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                           7.44                 10.35                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                      8.97                 10.47                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                          7.87                 9.27                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                               7.95                 10.04                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                 8.32                 10.11                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                         8.73                 10.98                   0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                      7.57                 0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                  5.91                 0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                      8.50                 10.15                   0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                              7.75                 9.98                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                            7.09                 9.68                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                    8.93                 10.26                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                            8.31                 9.99                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                         9.00                 10.32                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                       8.91                 11.17                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                    8.26                 10.49                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                  8.28                 9.99                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                             7.89                 9.98                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                           6.99                 9.05                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                      10.10                12.51                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                        7.76                 9.72                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                            10.66                10.94                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                           8.89                 12.02                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                     9.93                 9.80                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                         8.24                 11.51                   0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                     8.47                 10.73                   0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                        7.77                 9.71                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                             6.48                 9.20                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                              8.46                 9.71                    0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                            10.50                10.64                   0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                   7.55                 10.04                   0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -               0.00                 11.91                   0
12/31/03)
----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                 7.31                 9.19                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                   8.10                 10.37                   0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                     8.48                 11.70                   0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                     9.11                 11.11                   0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                          6.90                 8.77                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                          7.92                 9.43                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                            6.88                 8.97                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                 7.66                 9.31                    0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                      10.00                10.80                   0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                    10.00                9.91                    0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                     10.00                10.41                   0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                    10.00                10.04                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                    11.00                6.74                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                      6.90                 9.39                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                       7.55                 10.72                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                    9.88                 9.65                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                      11.45                8.54                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                        10.24                0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                             10.54                12.17                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                 8.35                 12.58                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                      9.30                 13.18                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                      10.24                13.46                   0
----------------------------------------------------------------------------------------------------------------------------------

Table 15 - 2.40% Asset Charge
Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
and Surrender Charge Rider - Three Years
Base Contract with Bonus Credit Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Higher Education Rider and Guaranteed Minimum Death Benefit Rider
-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                              Accumulation Unit    Accumulation Unit    Number of
                                                                  Value at Beginning   Value at End of      Accumulation
                                                                 of Period (1/1/03)   Period (12/31/03)    Units at End of
                                                                                                           Period
-----------------------------------------------------------------------------------------------------------------------------------
2003
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                          6.86                 9.06                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                6.76                 8.90                   65
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                   7.19                 10.37                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                            7.43                 10.33                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                       8.96                 10.45                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                           7.87                 9.25                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                                7.95                 10.02                  59
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                  8.31                 10.09                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                          8.72                 10.96                  55
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                       7.57                 0.00                    0
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                   5.91                 0.00                    0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                       8.50                 10.13                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                               7.75                 9.96                    0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                             7.09                 9.66                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                     8.92                 10.25                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                             8.30                 9.97                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                          8.99                 10.30                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                        8.91                 11.15                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                     8.25                 10.47                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                   8.27                 9.97                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                              7.88                 9.96                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                            6.98                 9.04                   66
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                       10.09                12.49                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                         7.76                 9.70                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                             10.65                10.92                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                            8.88                 11.99                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                      9.92                 9.78                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                          8.23                 11.49                   0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                      8.46                 10.70                   0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                         7.77                 9.69                    0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                              6.47                 9.18                    0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                               8.45                 9.69                    0
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                             10.49                10.63                   0
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                    7.55                 10.02                   0
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -                0.00                 11.90                   0
12/31/03)
-----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                  7.31                 9.17                    0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                    8.09                 10.35                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                      8.47                 11.68                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                      9.10                 11.09                  53
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                           6.90                 8.75                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                           7.91                 9.41                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                             6.88                 8.96                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                  7.65                 9.29                    0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                       10.00                10.80                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                     10.00                9.90                    0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                      10.00                10.41                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                     10.00                10.03                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                     11.00                6.72                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                       6.90                 9.37                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                        7.54                 10.71                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                     9.87                 9.64                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                       11.44                8.53                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                         10.23                0.00                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                              10.54                12.16                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                  8.34                 12.55                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                       9.29                 13.15                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                       10.24                13.44                   0
-----------------------------------------------------------------------------------------------------------------------------------

Table 16 - 2.50% Asset Charge
Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
Base Contract with Bonus Credit Rider and Higher Education Rider
----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                             Accumulation Unit    Accumulation Unit    Number of
                                                                 Value at Beginning   Value at End of      Accumulation
                                                                of Period (1/1/03)   Period (12/31/03)    Units at End of
                                                                                                          Period
----------------------------------------------------------------------------------------------------------------------------------
2003
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                         6.86                 9.04                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                               6.76                 8.88                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                  7.18                 10.35                   0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                           7.43                 10.31                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                      8.95                 10.43                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                          7.86                 9.23                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                               7.94                 10.00                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                 8.31                 10.07                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                         8.71                 10.94                   0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                      7.56                 0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                  5.90                 0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                      8.49                 10.12                   0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                              7.74                 9.94                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                            7.09                 9.65                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                    8.91                 10.23                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                            8.29                 9.95                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                         8.98                 10.28                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                       8.90                 11.13                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                    8.24                 10.45                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                  8.27                 9.95                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                             7.87                 9.94                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                           6.98                 9.02                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                      10.08                12.46                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                        7.75                 9.68                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                            10.65                10.90                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                           8.88                 11.97                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                     9.91                 9.76                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                         8.22                 11.47                   0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                     8.45                 10.68                   0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                        7.76                 9.67                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                             6.47                 9.17                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                              8.45                 9.68                    0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                            10.49                10.61                   0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                   7.54                 10.00                   0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -               0.00                 11.89                   0
12/31/03)
----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                 7.30                 9.15                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                   8.08                 10.33                   0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                     8.46                 11.66                   0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                     9.09                 11.07                   0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                          6.89                 8.73                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                          7.91                 9.39                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                            6.87                 8.94                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                 7.65                 9.28                    0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                      10.00                10.79                   0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                    10.00                9.89                    0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                     10.00                10.40                   0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                    10.00                10.03                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                    10.99                6.71                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                      6.89                 9.36                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                       7.54                 10.69                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                    9.86                 9.62                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                      11.44                8.52                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                        10.23                0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                             10.54                12.15                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                 8.33                 12.53                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                      9.28                 13.13                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                      10.23                13.42                   0
----------------------------------------------------------------------------------------------------------------------------------

Table 17 - 2.55% Asset Charge
Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
and Surrender Charge Rider - Zero Years
----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                             Accumulation Unit    Accumulation Unit    Number of
                                                                 Value at Beginning   Value at End of      Accumulation
                                                                of Period (1/1/03)   Period (12/31/03)    Units at End of
                                                                                                          Period
----------------------------------------------------------------------------------------------------------------------------------
2003
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                         9.50                 12.52                   0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                               9.24                 12.13                   0
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                  9.49                 13.67                   0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                           9.83                 13.64                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                      9.98                 11.62                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                          9.73                 11.42                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                               9.86                 12.42                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                 9.88                 11.98                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                         10.07                12.65                   0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                      9.51                 0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                  9.54                 0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                      9.97                 11.88                   0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                              9.80                 12.58                   0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                            9.62                 13.08                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                    9.98                 11.45                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                            9.90                 11.87                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                         9.96                 11.40                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                       9.76                 12.20                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                    9.98                 12.65                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                  9.79                 11.79                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                             9.71                 12.25                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                           9.64                 12.45                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                      10.53                13.01                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                        9.75                 12.18                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                            10.26                10.50                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                           10.05                13.55                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                     9.98                 9.83                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                         9.78                 13.69                   0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                     9.60                 12.13                   0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                        9.30                 11.58                   0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                             9.64                 13.65                   0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                              10.27                11.76                   0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                            10.19                10.30                   0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                   9.92                 13.15                   0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -               0.00                 11.89                   0
12/31/03)
----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                 10.03                12.58                   0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                   9.91                 12.66                   0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                     9.98                 13.74                   0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                     10.25                12.47                   0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                          9.60                 12.16                   0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                          9.68                 11.50                   0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                            9.58                 12.46                   0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                 9.77                 11.84                   0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                      10.00                10.79                   0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                    10.00                9.89                    0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                     10.00                10.40                   0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                    10.00                10.02                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                    10.08                6.15                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                      9.53                 12.94                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                       9.58                 13.58                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                    9.96                 9.71                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                      10.13                7.54                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                        10.23                0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                             10.54                12.14                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                 10.20                15.34                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                      10.66                15.08                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                      10.23                13.42                   0
----------------------------------------------------------------------------------------------------------------------------------


Table 18 - 2.65% Asset Charge
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider and Guaranteed
Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider
----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                             Accumulation Unit    Accumulation Unit    Number of
                                                                 Value at Beginning   Value at End of      Accumulation
                                                                of Period (1/1/03)   Period (12/31/03)    Units at End of
                                                                                                          Period
----------------------------------------------------------------------------------------------------------------------------------
2003
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                         6.85                 9.01                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                               6.75                 8.85                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                  7.17                 10.32                   0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                           7.42                 10.28                  29
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                      8.94                 10.40                  61
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                          7.85                 9.21                   36
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                               7.93                 9.98                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                 8.29                 10.05                  46
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                         8.70                 10.91                   0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                      7.55                 0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                  5.90                 0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                      8.48                 10.09                   0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                              7.73                 9.92                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                            7.08                 9.62                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                    8.90                 10.20                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                            8.28                 9.92                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                         8.97                 10.25                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                       8.89                 11.09                  51
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                    8.23                 10.42                  71
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                  8.26                 9.92                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                             7.86                 9.91                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                           6.97                 8.99                   87
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                      10.07                12.43                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                        7.74                 9.66                   46
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                            10.63                10.86                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                           8.86                 11.93                  31
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                     9.90                 9.73                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                         8.21                 11.44                   0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                     8.44                 10.65                   0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                        7.75                 9.64                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                             6.46                 9.14                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                              8.44                 9.65                    0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                            10.48                10.58                   0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                   7.54                 9.98                   30
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -               0.00                 11.88                   0
12/31/03)
----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                 7.29                 9.13                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                   8.07                 10.30                   0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                     8.45                 11.63                  37
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                     9.08                 11.03                  31
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                          6.88                 8.71                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                          7.89                 9.37                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                            6.86                 8.91                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                 7.64                 9.25                    0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                      10.00                10.78                   0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                    10.00                9.88                    0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                     10.00                10.39                   0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                    10.00                10.02                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                    10.98                6.70                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                      6.89                 9.33                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                       7.53                 10.66                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                    9.85                 9.60                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                      11.42                8.49                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                        10.23                0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                             10.54                12.12                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                 8.33                 12.50                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                      9.27                 13.09                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                      10.23                13.40                   0
----------------------------------------------------------------------------------------------------------------------------------

Table 19 - 2.75% Asset Charge
Base Contract with Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider
----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                             Accumulation Unit    Accumulation Unit    Number of
                                                                 Value at Beginning   Value at End of      Accumulation
                                                                of Period (1/1/03)   Period (12/31/03)    Units at End of
                                                                                                          Period
----------------------------------------------------------------------------------------------------------------------------------
2003
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                         6.84                 9.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                               6.74                 8.84                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                  7.16                 10.30                   0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                           7.41                 10.26                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                      8.93                 10.38                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                          7.84                 9.19                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                               7.92                 9.96                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                 8.29                 10.03                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                         8.69                 10.89                   0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                      7.55                 0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                  5.89                 0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                      8.48                 10.07                   0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                              7.73                 9.90                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                            7.07                 9.61                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                    8.89                 10.18                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                            8.28                 9.90                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                         8.96                 10.23                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                       8.88                 11.07                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                    8.22                 10.40                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                  8.25                 9.91                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                             7.86                 9.89                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                           6.96                 8.98                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                      10.06                12.40                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                        7.73                 9.64                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                            10.62                10.84                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                           8.86                 11.91                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                     9.89                 9.71                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                         8.20                 11.41                   0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                     8.43                 10.63                   0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                        7.74                 9.62                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                             6.46                 9.13                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                              8.43                 9.64                    0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                            10.47                10.56                   0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                   7.53                 9.96                    0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -               0.00                 11.87                   0
12/31/03)
----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                 7.28                 9.11                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                   8.06                 10.28                   0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                     8.44                 11.60                   0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                     9.07                 11.01                   0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                          6.88                 8.69                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                          7.89                 9.35                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                            6.85                 8.90                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                 7.63                 9.23                    0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                      10.00                10.77                   0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                    10.00                9.88                    0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                     10.00                10.38                   0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                    10.00                10.01                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                    10.97                6.68                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                      6.88                 9.32                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                       7.52                 10.64                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                    9.85                 9.58                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                      11.42                8.48                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                        10.23                0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                             10.53                12.11                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                 8.32                 12.48                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                      9.26                 13.07                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                      10.23                13.39                   0
----------------------------------------------------------------------------------------------------------------------------------

Table 20 - 2.85% Asset Charge
Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider
----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                             Accumulation Unit    Accumulation Unit    Number of
                                                                 Value at Beginning   Value at End of      Accumulation
                                                                of Period (1/1/03)   Period (12/31/03)    Units at End of
                                                                                                          Period
----------------------------------------------------------------------------------------------------------------------------------
2003
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                         6.84                 8.98                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                               6.74                 8.82                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                  7.16                 10.28                   0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                           7.40                 10.24                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                      8.92                 10.36                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                          7.83                 9.17                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                               7.91                 9.94                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                 8.28                 10.01                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                         8.68                 10.87                   0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                      7.54                 0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                  5.89                 0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                      8.47                 10.06                   0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                              7.72                 9.88                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                            7.07                 9.59                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                    8.88                 10.16                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                            8.27                 9.89                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                         8.95                 10.22                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                       8.87                 11.05                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                    8.22                 10.39                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                  8.24                 9.89                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                             7.85                 9.87                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                           6.95                 8.96                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                      10.05                12.38                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                        7.73                 9.62                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                            10.61                10.82                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                           8.85                 11.89                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                     9.88                 9.70                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                         8.19                 11.39                   0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                     8.43                 10.61                   0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                        7.73                 9.61                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                             6.45                 9.11                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                              8.43                 9.62                    0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                            10.46                10.55                   0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                   7.53                 9.95                    0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -               0.00                 11.86                   0
12/31/03)
----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                 7.28                 9.09                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                   8.06                 10.26                   0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                     8.44                 11.58                   0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                     9.07                 10.99                   0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                          6.87                 8.68                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                          7.88                 9.33                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                            6.85                 8.88                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                 7.62                 9.21                    0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                      10.00                10.76                   0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                    10.00                9.87                    0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                     10.00                10.38                   0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                    10.00                10.00                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                    10.96                6.67                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                      6.88                 9.30                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                       7.52                 10.63                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                    9.84                 9.56                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                      11.41                8.47                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                        10.23                0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                             10.53                12.10                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                 8.31                 12.46                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                      9.25                 13.04                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                      10.23                13.37                   0
----------------------------------------------------------------------------------------------------------------------------------

Table 21 - 3.00% Asset Charge
Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider and Guaranteed
Minimum Death Benefit Rider
Base Contract with Bonus Credit Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider
----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                             Accumulation Unit    Accumulation Unit    Number of
                                                                 Value at Beginning   Value at End of      Accumulation
                                                                of Period (1/1/03)   Period (12/31/03)    Units at End of
                                                                                                          Period
----------------------------------------------------------------------------------------------------------------------------------
2003
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                         6.83                 8.95                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                               6.73                 8.79                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                  7.15                 10.25                   0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                           7.39                 10.21                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                      8.91                 10.33                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                          7.82                 9.15                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                               7.90                 9.91                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                 8.27                 9.98                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                         8.67                 10.84                   0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                      7.54                 0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                  5.88                 0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                      8.46                 10.03                   0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                              7.72                 9.86                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                            7.06                 9.57                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                    8.87                 10.13                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                            8.26                 9.86                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                         8.94                 10.19                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                       8.86                 11.02                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                    8.21                 10.36                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                  8.23                 9.86                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                             7.84                 9.84                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                           6.94                 8.93                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                      10.04                12.34                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                        7.72                 9.59                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                            10.60                10.79                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                           8.84                 11.86                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                     9.86                 9.67                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                         8.18                 11.36                   0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                     8.42                 10.58                   0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                        7.72                 9.58                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                             6.45                 9.09                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                              8.42                 9.60                    0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                            10.45                10.52                   0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                   7.52                 9.92                    0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -               0.00                 11.85                   0
12/31/03)
----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                 7.27                 9.07                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                   8.04                 10.23                   0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                     8.42                 11.55                   0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                     9.05                 10.96                   0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                          6.86                 8.65                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                          7.87                 9.30                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                            6.84                 8.85                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                 7.61                 9.19                    0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                      10.00                10.75                   0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                    10.00                9.86                    0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                     10.00                10.37                   0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                    10.00                9.99                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                    10.95                6.66                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                      6.87                 9.28                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                       7.51                 10.60                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                    9.83                 9.54                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                      11.40                8.44                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                        10.22                0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                             10.53                12.07                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                 8.31                 12.43                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                      9.24                 13.00                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                      10.22                13.35                   0
----------------------------------------------------------------------------------------------------------------------------------

Table 22 - 3.10% Asset Charge
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning
Rider
----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                             Accumulation Unit    Accumulation Unit    Number of
                                                                 Value at Beginning   Value at End of      Accumulation
                                                                of Period (1/1/03)   Period (12/31/03)    Units at End of
                                                                                                          Period
----------------------------------------------------------------------------------------------------------------------------------
2003
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                         6.82                 8.94                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                               6.72                 8.78                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                  7.14                 10.23                   0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                           7.39                 10.19                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                      8.90                 10.31                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                          7.82                 9.13                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                               7.90                 9.89                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                 8.26                 9.96                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                         8.66                 10.82                   0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                      7.53                 0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                  5.88                 0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                      8.46                 10.02                   0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                              7.71                 9.84                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                            7.06                 9.55                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                    8.86                 10.11                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                            8.25                 9.84                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                         8.93                 10.17                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                       8.85                 11.00                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                    8.20                 10.34                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                  8.22                 9.84                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                             7.83                 9.83                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                           6.94                 8.92                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                      10.03                12.32                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                        7.71                 9.57                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                            10.59                10.77                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                           8.83                 11.83                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                     9.85                 9.65                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                         8.18                 11.34                   0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                     8.41                 10.56                   0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                        7.72                 9.56                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                             6.44                 9.08                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                              8.41                 9.58                    0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                            10.44                10.50                   0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                   7.51                 9.90                    0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -               0.00                 11.84                   0
12/31/03)
----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                 7.26                 9.05                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                   8.04                 10.21                   0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                     8.42                 11.53                   0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                     9.04                 10.94                   0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                          6.85                 8.63                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                          7.86                 9.29                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                            6.83                 8.84                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                 7.61                 9.17                    0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                      10.00                10.75                   0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                    10.00                9.85                    0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                     10.00                10.36                   0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                    10.00                9.99                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                    10.95                6.65                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                      6.87                 9.26                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                       7.51                 10.58                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                    9.82                 9.53                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                      11.39                8.43                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                        10.22                0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                             10.53                12.06                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                 8.30                 12.41                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                      9.23                 12.98                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                      10.22                13.33                   0
----------------------------------------------------------------------------------------------------------------------------------


Table 23 - 3.25% Asset Charge
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Guaranteed
Minimum Death Benefit Rider
----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                             Accumulation Unit    Accumulation Unit    Number of
                                                                 Value at Beginning   Value at End of      Accumulation
                                                                of Period (1/1/03)   Period (12/31/03)    Units at End of
                                                                                                          Period
----------------------------------------------------------------------------------------------------------------------------------
2003
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                         6.81                 8.91                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                               6.71                 8.75                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                  7.13                 10.20                   0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                           7.38                 10.16                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                      8.89                 10.28                   0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                          7.81                 9.10                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                               7.89                 9.86                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                 8.25                 9.93                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                         8.65                 10.79                   0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                      7.52                 0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                  5.87                 0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                      8.45                 9.99                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                              7.70                 9.82                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                            7.05                 9.53                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                    8.85                 10.08                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                            8.24                 9.81                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                         8.92                 10.14                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                       8.84                 10.97                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                    8.19                 10.31                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                  8.21                 9.81                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                             7.82                 9.80                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                           6.93                 8.89                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                      10.01                12.29                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                        7.70                 9.55                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                            10.57                10.74                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                           8.82                 11.80                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                     9.84                 9.62                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                         8.17                 11.31                   0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                     8.40                 10.53                   0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                        7.71                 9.53                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                             6.44                 9.05                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                              8.41                 9.56                    0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                            10.43                10.48                   0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                   7.51                 9.88                    0
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -               0.00                 11.82                   0
12/31/03)
----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                 7.25                 9.02                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                   8.03                 10.18                   0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                     8.41                 11.49                   0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                     9.03                 10.91                   0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                          6.84                 8.61                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                          7.85                 9.26                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                            6.82                 8.81                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                 7.59                 9.14                    0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                      10.00                10.74                   0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                    10.00                9.84                    0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                     10.00                10.35                   0
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                    10.00                9.98                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                    10.93                6.63                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                      6.86                 9.24                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                       7.50                 10.56                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                    9.81                 9.50                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                      11.38                8.41                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                        10.22                0.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                             10.53                12.04                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                 8.29                 12.38                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                      9.22                 12.94                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                      10.22                13.31                   0
----------------------------------------------------------------------------------------------------------------------------------

Table 24 - 3.35% Asset Charge
Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum
Death Benefit Rider
-----------------------------------------------------------------------------------------------------------------------------------
                       Investment Division                        Accumulation Unit    Accumulation Unit         Number of
                                                                 Value at Beginning     Value at End of         Accumulation
                                                                 of Period (1/1/03)    Period (12/31/03)   Units at End of Period
-----------------------------------------------------------------------------------------------------------------------------------
2003
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                         6.80                 8.89                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                               6.71                 8.74                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                  7.12                 10.18                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio                           7.37                 10.14                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio                                      8.88                 10.26                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio                          7.80                 9.09                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio                               7.88                 9.84                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio                                 8.24                 9.91                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio                                         8.64                 10.77                   0
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund                                      7.52                 0.00                    0
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund                                  5.87                 0.00                    0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio                                      8.44                 9.97                    0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio                              7.70                 9.80                    0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio                            7.04                 9.51                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio                                    8.84                 10.06                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio                            8.23                 9.79                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio                                         8.91                 10.12                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio                                       8.83                 10.95                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                    8.18                 10.29                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio                                  8.20                 9.79                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                             7.81                 9.78                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                           6.92                 8.87                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                      10.00                12.26                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio                                        7.69                 9.53                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                            10.56                10.72                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio                                           8.81                 11.78                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                     9.83                 9.60                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                         8.16                 11.28                   0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund                                     8.39                 10.51                   0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund                                        7.70                 9.51                    0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund                                             6.43                 9.04                    0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund                                              8.40                 9.54                    0
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II)                            10.43                10.46                   0
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio                   7.50                 9.86                    0
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth and Income Portfolio (3/21/03 -               0.00                 11.81                   0
12/31/03)
-----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund                                                 7.24                 9.01                    0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio                                   8.02                 10.16                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio                                     8.40                 11.47                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                     9.02                 10.89                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series                                          6.84                 8.59                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series                                          7.84                 9.24                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series                                            6.82                 8.80                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series                                                 7.59                 9.13                    0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio (5/1/03 - 12/31/03)                      10.00                10.73                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio (5/1/03 - 12/31/03)                    10.00                9.84                    0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio (5/1/03 - 12/31/03)                     10.00                10.34                   0
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio (5/1/03 - 12/31/03)                    10.00                9.97                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund                                                    10.93                6.62                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund                                                      6.85                 9.23                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund                                                       7.49                 10.54                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund                                    9.81                 9.49                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund                                                      11.37                8.40                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund                                        10.22                0.00                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund                                             10.52                12.03                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund                                 8.29                 12.36                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund                                      9.21                 12.92                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund                                      10.22                13.29                   0
----------------------------------------------------------------------------------------------------------------------------------

Table 1 - 1.20% Asset Charge
Base Contract with Minimum Premium Rider
Base Contract with Surrender Charge Rider - Five Years (11/01/02 - 12/31/02)
-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                 Accumulation Unit    Accumulation Unit         Number of
                                                                                                                 Accumulation
                                                                   Value at Beginning     Value at End of       Units at End of
                                                                   of Period (1/1/02)    Period (12/31/02)          Period
-----------------------------------------------------------------------------------------------------------------------------------
2002
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                       10.00                6.94                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                6.84                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.26                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.52                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                9.06                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.95                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                8.03                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                                 10.00                8.40                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.81                    0
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                    10.00                7.63                   180
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                                 10.00                5.95                    0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                                 10.00                8.56                    0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                7.81                    0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                7.15                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                9.02                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                8.39                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.09                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.00                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.34                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.37                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.97                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.06                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.20                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.84                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.77                  283
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.98                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.03                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.32                    0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                                 10.00                8.55                    0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                                 10.00                7.85                    0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                 10.00                6.53                    0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                                 10.00                8.52                    0
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                 10.00                10.58                   0
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) Portfolio (5/1/02 -
12/31/02)                                                                 10.00                7.61                    0
-----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                                 10.00                7.39                    0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                 10.00                8.18                    0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 - 12/31/02)                   10.00                8.56                    0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                   10.00                9.20                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                                 10.00                6.97                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                                 10.00                8.00                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                                 10.00                6.95                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                                 10.00                7.74                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                  10.00                11.09                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                                 10.00                6.95                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                                 10.00                7.60                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                                 10.00                9.95                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                                 10.00                11.54                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                 10.00                10.26                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                 10.00                10.56                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                                 10.00                8.41                   176
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                   10.00                9.39                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/02)                  10.00                10.26                   0
-----------------------------------------------------------------------------------------------------------------------------------


Table 2 - 1.30% Asset Charge
Base Contract with Estate Planning Rider
Base Contract with Surrender Charge Rider - Three Years (11/01/02 - 12/31/02)
-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                    Accumulation        Accumulation           Number of
                                                                      Unit Value at     Unit Value at End
                                                                       Beginning of         of Period            Accumulation
                                                                     Period (1/1/02)        (12/31/02)      Units at End of Period
-----------------------------------------------------------------------------------------------------------------------------------
2002
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                        10.00                6.93                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                                  10.00                6.83                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                                  10.00                7.26                   0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                                  10.00                7.51                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                                  10.00                9.05                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                                  10.00                7.95                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                                  10.00                8.03                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                                  10.00                8.40                   0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                                  10.00                8.81                   0
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                     10.00                7.62                   0
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                                  10.00                5.95                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                                  10.00                8.56                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                  10.00                7.80                   0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                  10.00                7.14                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                                  10.00                9.01                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                                  10.00                8.39                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                                  10.00                9.08                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                                  10.00                9.00                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                                  10.00                8.33                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                                  10.00                8.36                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                                  10.00                7.96                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                                  10.00                7.05                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                                  10.00               10.19                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                                  10.00                7.84                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                                  10.00               10.76                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                          10.00                8.97                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                                  10.00               10.02                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                                  10.00                8.31                   0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                                  10.00                8.55                   0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                                  10.00                7.85                   0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                  10.00                6.52                   0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                                  10.00                8.52                   0
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                  10.00               10.57                   0
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                  10.00                7.60                   0
-----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                                  10.00                7.38                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                  10.00                8.17                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 - 12/31/02)                    10.00                8.56                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                    10.00                9.19                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                                  10.00                6.97                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                                  10.00                7.99                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 - 12/31/02)                           10.00                6.94                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                                  10.00                7.73                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                   10.00               11.08                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/02)                                     10.00                6.95                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                                  10.00                7.60                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                                  10.00                9.94                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                                  10.00               11.53                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                  10.00               10.25                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                  10.00               10.56                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                                  10.00                8.40                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                    10.00                9.38                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                             10.00               10.25                   0
12/31/02)
-----------------------------------------------------------------------------------------------------------------------------------

Table 3 - 1.45% Asset Charge
Base Contract with Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Surrender Charge Rider - Five Years (11/01/02 - 12/31/02)
Base Contract with Surrender Charge Rider - Zero Years (11/01/02 - 12/31/02)
----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                               Accumulation Unit    Accumulation Unit    Number of
                                                                   Value at Beginning   Value at End of      Accumulation
                                                                  of Period (1/1/02)   Period (12/31/02)    Units at End of
                                                                                                            Period
----------------------------------------------------------------------------------------------------------------------------------
2002
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                       10.00                6.92                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                6.82                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.25                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.50                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                9.03                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.93                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                8.02                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                                 10.00                8.39                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.79                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                    10.00                7.61                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                                 10.00                5.94                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                                 10.00                8.55                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                7.80                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                7.14                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                9.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                8.37                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.07                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.98                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.32                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.35                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.95                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.04                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.18                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.83                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.75                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.96                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.00                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.30                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                                 10.00                8.54                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                                 10.00                7.83                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                 10.00                6.51                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                                 10.00                8.51                    0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                 10.00                10.56                   0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II)
(5/1/02 - 12/31/02)                                                       10.00                7.60                    0
----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                                 10.00                7.37                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                 10.00                8.16                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 - 12/31/02)                   10.00                8.54                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                   10.00                9.18                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                                 10.00                6.96                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                                 10.00                7.98                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                                 10.00                6.94                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                                 10.00                7.72                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                  10.00                11.07                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                                 10.00                6.94                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                                 10.00                7.59                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                                 10.00                9.93                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                                 10.00                11.52                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                 10.00                10.25                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                 10.00                10.56                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                                 10.00                8.39                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                   10.00                9.37                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                            10.00                10.25                   0
12/31/02)
----------------------------------------------------------------------------------------------------------------------------------

Table 4 - 1.55% Asset Charge
Base Contract with Estate Planning Rider and Surrender Charge Rider - Five Years (11/01/02 - 12/31/02)
Base Contract with Minimum Premium Rider and Estate Planning Rider
Base Contract with Bonus Credit Rider
Base Contract with Minimum Premium Rider and Surrender Charge Rider - Three Years (11/01/02 - 12/31/02)
-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                 Accumulation Unit    Accumulation Unit         Number of
                                                                                                                 Accumulation
                                                                   Value at Beginning     Value at End of       Units at End of
                                                                   of Period (1/1/02)    Period (12/31/02)          Period
-----------------------------------------------------------------------------------------------------------------------------------
2002
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                       10.00                6.92                   857
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                6.82                   409
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.24                   572
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.49                   415
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                9.03                  2,385
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.93                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                8.01                    6
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                                 10.00                8.38                  3,740
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.79                   606
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                    10.00                7.61                    7
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                                 10.00                5.94                   24
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                                 10.00                8.54                    0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                7.79                    0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                7.13                   20
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                8.99                  3,274
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                8.37                   325
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.06                   588
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.98                  6,968
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.32                  9,245
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.34                  5,865
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.94                    6
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.04                 11,578
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.17                  426
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.82                  8,596
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.74                 1,415
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.95                  2,175
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.00                117,810
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.29                  1,402
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                                 10.00                8.53                    0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                                 10.00                7.83                    0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                 10.00                6.51                    0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                                 10.00                8.50                  1,995
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                 10.00                10.55                  28
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                 10.00                7.59                   483
-----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                                 10.00                7.36                    0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                 10.00                8.15                    0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 - 12/31/02)                   10.00                8.54                   14
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                   10.00                9.17                   635
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                                 10.00                6.95                  5,282
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                                 10.00                7.97                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                                 10.00                6.93                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                                 10.00                7.71                  3,589
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                  10.00                11.06                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                                 10.00                6.94                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                                 10.00                7.58                    3
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                                 10.00                9.93                 104,539
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                                 10.00                11.51                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                 10.00                10.25                  182
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                 10.00                10.55                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                                 10.00                8.39                 15,633
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                   10.00                9.36                   12
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                            10.00                10.25                   0
12/31/02)
-----------------------------------------------------------------------------------------------------------------------------------


Table 5 - 1.65% Asset Charge
Base Contract with Estate Planning Rider and Surrender Charge Rider - Three Years (11/01/02 - 12/31/02)
----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                               Accumulation Unit    Accumulation Unit    Number of
                                                                   Value at Beginning   Value at End of      Accumulation
                                                                  of Period (1/1/02)   Period(12/31/02)     Units at End of
                                                                                                            Period
----------------------------------------------------------------------------------------------------------------------------------
2002
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                       10.00                9.52                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 - 12/31/02)             10.00                9.25                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 - 12/31/02)                10.00                9.50                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 - 12/31/02)          10.00                9.84                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 - 12/31/02)                   10.00                9.99                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.74                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 - 12/31/02)              10.00                9.88                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 - 12/31/02)                10.00                9.90                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 - 12/31/02)                       10.00                10.09                   0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                    10.00                9.52                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 - 12/31/02)               10.00                9.55                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 - 12/31/02)                    10.00                9.99                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 - 12/31/02)            10.00                9.81                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 - 12/31/02)          10.00                9.63                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 - 12/31/02)                 10.00                10.00                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 - 12/31/02)           10.00                9.91                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 - 12/31/02)                       10.00                9.97                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 - 12/31/02)                     10.00                9.78                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 - 12/31/02)                  10.00                10.00                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 - 12/31/02)                10.00                9.81                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 - 12/31/02)            10.00                9.72                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 - 12/31/02)                         10.00                9.65                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 - 12/31/02)                    10.00                10.55                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 - 12/31/02)                      10.00                9.77                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 - 12/31/02)          10.00                10.28                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 - 12/31/02)                         10.00                10.07                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 - 12/31/02)                   10.00                10.00                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 - 12/31/02)                       10.00                9.79                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 - 12/31/02)                   10.00                9.62                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 - 12/31/02)                      10.00                9.31                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 - 12/31/02)                           10.00                9.65                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 - 12/31/02)                            10.00                10.28                   0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 - 2/31/02)           10.00                10.20                   0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II)  (5/1/02 -
12/31/02)                                                                 10.00                9.93                    0
----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 - 12/31/02)                              10.00                10.05                   0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                 10.00                9.93                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 - 12/31/02)                   10.00                10.00                   0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                   10.00                10.27                   0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 - 12/31/02)                        10.00                9.62                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 - 12/31/02)                        10.00                9.70                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 - 12/31/02)                          10.00                9.59                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 - 12/31/02)                               10.00                9.78                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                  10.00                10.09                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 - 12/31/02)                                    10.00                9.55                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 - 12/31/02)                                     10.00                9.59                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 - 12/31/02)                  10.00                9.98                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 - 12/31/02)                                    10.00                10.15                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 - 12/31/02)                    10.00                10.25                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 - 12/31/02)                         10.00                10.55                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 - 12/31/02)               10.00                10.22                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                   10.00                10.68                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 - 12/31/02)                  10.00                10.25                   0
----------------------------------------------------------------------------------------------------------------------------------

Table 6 - 1.70% Asset Charge
Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Five Years (11/01/02 -
12/31/02)
Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Surrender Charge Rider - Zero Years (11/01/02 - 12/31/02)
----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                 Accumulation Unit    Accumulation Unit         Number of
                                                                                                                 Accumulation
                                                                   Value at Beginning     Value at End of       Units at End of
                                                                   of Period (1/1/02)    Period (12/31/02)          Period
----------------------------------------------------------------------------------------------------------------------------------
2002
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                       10.00                6.91                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                6.81                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.23                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.48                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                9.01                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.92                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                8.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                                 10.00                8.37                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.77                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                    10.00                7.60                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                                 10.00                5.93                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                                 10.00                8.54                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                7.78                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                7.12                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                8.98                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                8.35                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.05                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.96                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.30                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.33                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.93                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.03                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.15                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.81                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.72                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.94                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.98                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.28                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                                 10.00                8.52                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                                 10.00                7.82                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                 10.00                6.50                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                                 10.00                8.49                    0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                 10.00                10.54                   0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II)  (5/1/02 -
12/31/02)                                                                 10.00                7.58                    0
----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                                 10.00                7.35                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                 10.00                8.14                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 - 12/31/02)                   10.00                8.53                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                   10.00                9.16                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                                 10.00                6.94                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                                 10.00                7.96                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                                 10.00                6.92                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                                 10.00                7.70                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                  10.00                11.05                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                                 10.00                6.93                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                                 10.00                7.58                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                                 10.00                9.92                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                                 10.00                11.50                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                 10.00                10.25                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                 10.00                10.55                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                                 10.00                8.38                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                   10.00                9.35                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                            10.00                10.25                   0
12/31/02)
----------------------------------------------------------------------------------------------------------------------------------

Table 7 - 1.80% Asset Charge
Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Five Years
(11/01/02 - 12/31/02)
Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Bonus Credit Rider and Minimum Premium Rider
Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Three Years (11/01/02 -
12/31/02)
Base Contract with Estate Planning Rider and Surrender Charge Rider - Zero Years(11/01/02 - 12/31/02)
-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                 Accumulation Unit    Accumulation Unit         Number of
                                                                                                                 Accumulation
                                                                   Value at Beginning     Value at End of       Units at End of
                                                                   of Period (1/1/02)    Period (12/31/02)          Period
-----------------------------------------------------------------------------------------------------------------------------------
2002
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                       10.00                6.90                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                6.80                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.23                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.47                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                9.01                   684
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.91                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.99                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                                 10.00                8.36                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.76                    0
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                    10.00                7.60                    0
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                                 10.00                5.93                    0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                                 10.00                8.53                    0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                7.78                    0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                7.12                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                8.97                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                8.35                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.04                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.95                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.30                   552
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.32                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.92                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.02                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.15                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.80                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.71                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.93                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.97                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.27                    0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                                 10.00                8.51                    0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                                 10.00                7.81                    0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                 10.00                6.50                    0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                                 10.00                8.49                    0
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                 10.00                10.54                   0
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II)  (5/1/02 -
12/31/02)                                                                 10.00                7.58                    0
-----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                                 10.00                7.35                    0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                 10.00                8.13                    0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 - 12/31/02)                   10.00                8.52                    0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                   10.00                9.15                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                                 10.00                6.94                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                                 10.00                7.96                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                                 10.00                6.91                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                                 10.00                7.70                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                  10.00                11.04                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                                 10.00                6.93                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                                 10.00                7.57                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                                 10.00                9.91                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                                 10.00                11.49                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                 10.00                10.25                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                 10.00                10.55                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                                 10.00                8.37                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                   10.00                9.34                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                            10.00                10.25                   0
12/31/02)
-----------------------------------------------------------------------------------------------------------------------------------

Table 8 - 1.90% Asset Charge
Base Contract with Bonus Credit Rider and Estate Planning Rider
Base Contract with Higher Education Rider
Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Three Years
(11/01/02 - 12/31/02)
-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                 Accumulation Unit    Accumulation Unit         Number of
                                                                                                                 Accumulation
                                                                   Value at Beginning     Value at End of       Units at End of
                                                                   of Period (1/1/02)    Period (12/31/02)          Period
-----------------------------------------------------------------------------------------------------------------------------------
2002
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                       10.00                6.89                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                6.79                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.22                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.47                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                9.00                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.90                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.98                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                                 10.00                8.35                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.76                    0
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                    10.00                7.59                    0
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                                 10.00                5.93                    0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                                 10.00                8.52                    0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                7.77                    0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                7.11                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                8.96                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                8.34                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.03                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.95                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.29                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.31                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.92                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.01                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.14                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.79                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.70                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.93                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.96                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.27                    0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                                 10.00                8.50                    0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                                 10.00                7.80                    0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                 10.00                6.49                    0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                                 10.00                8.48                    0
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                 10.00                10.53                   0
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II)  (5/1/02 -
12/31/02)                                                                 10.00                7.57                    0
-----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                                 10.00                7.34                    0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                 10.00                8.13                    0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 - 12/31/02)                   10.00                8.51                    0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                   10.00                9.14                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                                 10.00                6.93                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                                 10.00                7.95                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                                 10.00                6.91                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                                 10.00                7.69                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                  10.00                11.03                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                                 10.00                6.92                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                                 10.00                7.57                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                                 10.00                9.90                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                                 10.00                11.48                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                 10.00                10.24                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                 10.00                10.55                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                                 10.00                8.37                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                   10.00                9.33                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                            10.00                10.24                   0
12/31/02)
-----------------------------------------------------------------------------------------------------------------------------------

Table 9 - 1.95% Asset Charge
Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider
- Five Years (11/01/02 - 12/31/02)
Base Contract with Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider - Zero Years (11/01/02 -
12/31/02)
-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                 Accumulation Unit    Accumulation Unit         Number of
                                                                                                                 Accumulation
                                                                   Value at Beginning     Value at End of       Units at End of
                                                                   of Period (1/1/02)    Period (12/31/02)          Period
-----------------------------------------------------------------------------------------------------------------------------------
2002
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                       10.00                9.51                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.25                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.50                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                                 10.00                9.84                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                9.99                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.74                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                9.87                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                                 10.00                9.89                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.08                   0
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                    10.00                9.52                    0
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                                 10.00                9.54                    0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                                 10.00                9.98                    0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                9.81                    0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                9.63                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                9.99                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                9.91                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.97                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.77                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.99                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.80                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                                 10.00                9.72                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.65                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.54                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.76                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.27                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.06                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.99                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.79                    0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                                 10.00                9.61                    0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                                 10.00                9.30                    0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                 10.00                9.65                    0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                                 10.00                10.28                   0
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                 10.00                10.20                   0
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II)  (5/1/02 -
12/31/02)                                                                 10.00                9.93                    0
-----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                                 10.00                10.04                   0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                 10.00                9.92                    0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 - 12/31/02)                   10.00                9.99                    0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                   10.00                10.26                   0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                                 10.00                9.61                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                                 10.00                9.69                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                                 10.00                9.59                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                                 10.00                9.78                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                  10.00                10.09                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                                 10.00                9.54                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                                 10.00                9.59                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                                 10.00                9.97                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                                 10.00                10.14                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                 10.00                10.24                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                 10.00                10.55                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                                 10.00                10.21                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                   10.00                10.67                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                            10.00                10.24                   0
12/31/02)
-----------------------------------------------------------------------------------------------------------------------------------

Table 10 - 2.05% Asset Charge
Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider -
Five Years (11/01/02 - 12/31/02)
Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider
- Three Years (11/01/02 - 12/31/02)
Base Contract with Bonus Credit Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Estate Planning Rider and Surrender Charge Rider - Zero Years
(11/01/02 - 12/31/02)
-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                 Accumulation Unit    Accumulation Unit         Number of
                                                                                                                 Accumulation
                                                                   Value at Beginning     Value at End of       Units at End of
                                                                   of Period (1/1/02)    Period (12/31/02)          Period
-----------------------------------------------------------------------------------------------------------------------------------
2002
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                       10.00                6.89                  4,101
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                6.79                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.21                  1,954
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.46                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                8.99                  3,775
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.89                   75
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.97                  2,946
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                                 10.00                8.34                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.74                  2,720
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                    10.00                7.58                    0
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                                 10.00                5.92                    0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                                 10.00                8.52                    0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                7.76                    0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                7.11                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                8.95                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                8.33                   567
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.02                  1,648
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.93                   605
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.28                  1,014
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.30                  2,627
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.91                  1,136
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.00                   853
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.12                 1,531
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.78                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.69                 1,218
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.91                  2,645
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.95                 23,342
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.26                   71
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                                 10.00                8.49                    0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                                 10.00                7.79                  1,173
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                 10.00                6.49                  1,194
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                                 10.00                8.47                    0
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                 10.00                10.52                   0
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II)  (5/1/02 -
12/31/02)                                                                 10.00                7.57                    0
-----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                                 10.00                7.33                    0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                 10.00                8.11                  3,879
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 - 12/31/02)                   10.00                8.50                    0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                   10.00                9.13                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                                 10.00                6.92                   624
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                                 10.00                7.94                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                                 10.00                6.90                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                                 10.00                7.68                   818
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                  10.00                11.02                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                                 10.00                6.91                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                                 10.00                7.56                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                                 10.00                9.89                 24,348
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                                 10.00                11.47                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                 10.00                10.24                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                 10.00                10.55                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                                 10.00                8.36                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                   10.00                9.32                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                            10.00                10.24                   0
12/31/02)
-----------------------------------------------------------------------------------------------------------------------------------


Table 11 - 2.15% Asset Charge
Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider -
Three Years (11/01/02 - 12/31/02)
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider
Base Contract with Minimum Premium Rider and Higher Education Rider
-----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                 Accumulation Unit    Accumulation Unit         Number of
                                                                                                                 Accumulation
                                                                   Value at Beginning     Value at End of       Units at End of
                                                                   of Period (1/1/02)    Period (12/31/02)          Period
-----------------------------------------------------------------------------------------------------------------------------------
2002
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                       10.00                6.88                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                6.78                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.20                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.45                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                8.98                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.88                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.96                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                                 10.00                8.33                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.74                    0
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                    10.00                7.58                    0
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                                 10.00                5.92                    0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                                 10.00                8.51                    0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                7.76                    0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                7.10                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                8.94                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                8.32                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.01                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.93                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.27                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.29                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.90                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.00                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.11                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.78                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.68                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.90                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.94                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.25                    0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                                 10.00                8.48                    0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                                 10.00                7.78                    0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                 10.00                6.48                    0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                                 10.00                8.47                    0
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                 10.00                10.51                   0
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II)  (5/1/02 -
12/31/02)                                                                 10.00                7.56                    0
-----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                                 10.00                7.32                    0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                 10.00                8.11                    0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 - 12/31/02)                   10.00                8.49                    0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                   10.00                9.12                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                                 10.00                6.91                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                                 10.00                7.93                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                                 10.00                6.89                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                                 10.00                7.67                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                  10.00                11.02                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                                 10.00                6.91                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                                 10.00                7.55                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                                 10.00                9.89                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                                 10.00                11.46                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                 10.00                10.24                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                 10.00                10.54                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                                 10.00                8.35                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                   10.00                9.31                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                            10.00                10.24                   0
12/31/02)
-----------------------------------------------------------------------------------------------------------------------------------

Table 12 - 2.20% Asset Charge
Base Contract with Minimum Premium Rider and Guaranteed Minimum Premium Rider and Surrender Charge
Rider - Zero Years (11/01/02 - 12/31/02)
----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                 Accumulation Unit    Accumulation Unit         Number of
                                                                                                                 Accumulation
                                                                   Value at Beginning     Value at End of       Units at End of
                                                                   of Period (1/1/02)    Period (12/31/02)          Period
----------------------------------------------------------------------------------------------------------------------------------
2002
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                       10.00                9.51                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.24                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.49                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                                 10.00                9.83                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                9.98                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.73                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                9.87                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                                 10.00                9.89                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.08                   0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                    10.00                9.51                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                                 10.00                9.54                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                                 10.00                9.98                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                9.80                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                9.62                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                9.99                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                9.91                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.96                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.77                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.99                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.80                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                                 10.00                9.71                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.64                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.54                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.76                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.27                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.06                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.99                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.78                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                                 10.00                9.61                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                                 10.00                9.30                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                 10.00                9.65                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                                 10.00                10.27                   0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                 10.00                10.19                   0
----------------------------------------------------------------------------------------------------------------------------------


J.P. Morgan Small Company Portfolio (Series Trust II (5/1/02 -
12/31/02)                                                                 10.00                9.93                    0
----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                                 10.00                10.04                   0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                 10.00                9.92                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 - 12/31/02)                   10.00                9.99                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                   10.00                10.26                   0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                                 10.00                9.61                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                                 10.00                9.69                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                                 10.00                9.59                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                                 10.00                9.77                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                  10.00                10.09                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                                 10.00                9.54                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                                 10.00                9.58                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                                 10.00                9.97                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                                 10.00                10.14                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                 10.00                10.24                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                 10.00                10.54                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                                 10.00                10.21                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                   10.00                10.67                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                            10.00                10.24                   0
12/31/02)
----------------------------------------------------------------------------------------------------------------------------------

Table 13 - 2.25% Asset Charge
Base Contract with Higher Education Rider and Estate Planning Rider
----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                 Accumulation Unit    Accumulation Unit         Number of
                                                                                                                 Accumulation
                                                                   Value at Beginning     Value at End of       Units at End of
                                                                   of Period (1/1/02)    Period (12/31/02)          Period
----------------------------------------------------------------------------------------------------------------------------------
2002
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                       10.00                6.87                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                6.77                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.20                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.44                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                8.97                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.88                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.96                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                                 10.00                8.32                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.73                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                    10.00                7.57                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                                 10.00                5.91                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                                 10.00                8.50                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                7.75                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                7.10                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                8.93                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                8.31                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.92                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.26                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.29                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.89                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                6.99                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.10                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.77                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.67                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.90                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.93                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.24                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                                 10.00                8.47                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                                 10.00                7.78                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                 10.00                6.48                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                                 10.00                8.46                    0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                 10.00                10.50                   0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                 10.00                7.56                    0
----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                                 10.00                7.32                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                 10.00                8.10                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 - 12/31/02)                   10.00                8.48                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                   10.00                9.12                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                                 10.00                6.91                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                                 10.00                7.92                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                                 10.00                6.88                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                                 10.00                7.66                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                  10.00                11.01                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                                 10.00                6.90                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                                 10.00                7.55                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                                 10.00                9.88                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                                 10.00                11.45                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                 10.00                10.24                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                 10.00                10.54                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                                 10.00                8.35                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                   10.00                9.30                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                            10.00                10.24                   0
12/31/02)
----------------------------------------------------------------------------------------------------------------------------------

Table 14 - 2.30% Asset Charge
Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
and Surrender Charge Rider - Five Years (11/01/02 - 12/31/02)
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Estate Planning Rider and Guaranteed Minimum Death Benefit Rider and Surrender Charge Rider -
Zero Years (11/01/02 - 12/31/02)
----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                                 Accumulation Unit    Accumulation Unit         Number of
                                                                                                                 Accumulation
                                                                   Value at Beginning     Value at End of       Units at End of
                                                                   of Period (1/1/02)    Period (12/31/02)          Period
----------------------------------------------------------------------------------------------------------------------------------
2002
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                       10.00                6.87                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                6.77                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.19                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.44                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                8.97                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.87                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.95                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                                 10.00                8.32                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.73                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                    10.00                7.57                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                                 10.00                5.91                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                                 10.00                8.50                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                7.75                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                7.09                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                8.93                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                8.31                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.00                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.91                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.26                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.28                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.89                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                6.99                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.10                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.76                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.66                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.89                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.93                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.24                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                                 10.00                8.47                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                                 10.00                7.77                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                 10.00                6.48                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                                 10.00                8.46                    0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                 10.00                10.50                   0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                 10.00                7.55                    0
----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                                 10.00                7.31                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                 10.00                8.10                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 - 12/31/02)                   10.00                8.48                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                   10.00                9.11                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                                 10.00                6.90                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                                 10.00                7.92                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                                 10.00                6.88                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                                 10.00                7.66                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                  10.00                11.00                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                                 10.00                6.90                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                                 10.00                7.55                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                                 10.00                9.88                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                                 10.00                11.45                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                 10.00                10.24                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                 10.00                10.54                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                                 10.00                8.35                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                   10.00                9.30                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                            10.00                10.24                   0
12/31/02)
----------------------------------------------------------------------------------------------------------------------------------

Table 15 - 2.40% Asset Charge
Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
and Surrender Charge Rider - Three Years (11/01/02 - 12/31/02)
Base Contract with Bonus Credit Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Higher Education Rider and Guaranteed Minimum Death Benefit Rider
----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                               Accumulation Unit    Accumulation Unit    Number of
                                                                   Value at Beginning   Value at End of      Accumulation
                                                                  of Period (1/1/02)   Period (12/31/02)    Units at End of
                                                                                                             Period
----------------------------------------------------------------------------------------------------------------------------------
2002
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                       10.00                6.86                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                6.76                   27
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.19                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.43                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                8.96                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.87                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.95                   25
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                                 10.00                8.31                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.72                   23
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                    10.00                7.57                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                                 10.00                5.91                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                                 10.00                8.50                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                7.75                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                7.09                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                8.92                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                8.30                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.99                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.91                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.25                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.27                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.88                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                6.98                   27
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.09                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.76                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.65                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.88                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.92                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.23                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                                 10.00                8.46                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                                 10.00                7.77                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                 10.00                6.47                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                                 10.00                8.45                    0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                 10.00                10.49                   0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                 10.00                7.55                    0
----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                                 10.00                7.31                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                 10.00                8.09                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 - 12/31/02)                   10.00                8.47                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                   10.00                9.10                   22
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                                 10.00                6.90                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                                 10.00                7.91                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                                 10.00                6.88                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                                 10.00                7.65                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                  10.00                11.00                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                                 10.00                6.90                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                                 10.00                7.54                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                                 10.00                9.87                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                                 10.00                11.44                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                 10.00                10.23                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                 10.00                10.54                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                                 10.00                8.34                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                   10.00                9.29                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                            10.00                10.24                   0
12/31/02)
----------------------------------------------------------------------------------------------------------------------------------

Table 16 - 2.50% Asset Charge
Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider
Base Contract with Bonus Credit Rider and Higher Education Rider
----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                               Accumulation Unit    Accumulation Unit    Number of
                                                                   Value at Beginning   Value at End of      Accumulation
                                                                  of Period (1/1/02)   Period (12/31/02)    Units at End of
                                                                                                            Period
----------------------------------------------------------------------------------------------------------------------------------
2002
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                       10.00                6.86                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                6.76                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.18                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.43                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                8.95                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.86                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.94                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                                 10.00                8.31                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.71                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                    10.00                7.56                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                                 10.00                5.90                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                                 10.00                8.49                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                7.74                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                7.09                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                8.91                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                8.29                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.98                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.90                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.24                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.27                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.87                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                6.98                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.08                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.75                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.65                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.88                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.91                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.22                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                                 10.00                8.45                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                                 10.00                7.76                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                 10.00                6.47                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                                 10.00                8.45                    0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                 10.00                10.49                   0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company (Series Trust II) (5/1/02 - 12/31/02)           10.00                7.54                    0
----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                                 10.00                7.30                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                 10.00                8.08                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 - 12/31/02)                   10.00                8.46                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                   10.00                9.09                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                                 10.00                6.89                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                                 10.00                7.91                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                                 10.00                6.87                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                                 10.00                7.65                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                  10.00                10.99                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                                 10.00                6.89                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                                 10.00                7.54                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                                 10.00                9.86                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                                 10.00                11.44                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                 10.00                10.23                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                 10.00                10.54                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                                 10.00                8.33                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                   10.00                9.28                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                            10.00                10.23                   0
12/31/02)
----------------------------------------------------------------------------------------------------------------------------------

Table 17 - 2.55% Asset Charge
Base Contract with Minimum Premium Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
and Surrender Charge Rider - Zero Years (11/01/02 - 12/31/02)
----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                               Accumulation Unit    Accumulation Unit    Number of
                                                                   Value at Beginning   Value at End of      Accumulation
                                                                  of Period (1/1/02)   Period (12/31/02)    Units at End of
                                                                                                            Period
----------------------------------------------------------------------------------------------------------------------------------
2002
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                       10.00                9.50                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.24                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.49                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                                 10.00                9.83                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                9.98                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.73                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                9.86                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                                 10.00                9.88                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.07                   0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                    10.00                9.51                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                                 10.00                9.54                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                                 10.00                9.97                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                9.80                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                9.62                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                9.98                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                9.90                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.96                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.76                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.98                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.79                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                                 10.00                9.71                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.64                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.53                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.75                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.26                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.05                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.98                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.78                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                                 10.00                9.60                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                                 10.00                9.30                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                 10.00                9.64                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                                 10.00                10.27                   0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                 10.00                10.19                   0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                 10.00                9.92                    0
----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                                 10.00                10.03                   0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                 10.00                9.91                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 - 12/31/02)                   10.00                9.98                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                   10.00                10.25                   0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                                 10.00                9.60                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                                 10.00                9.68                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                                 10.00                9.58                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                                 10.00                9.77                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                  10.00                10.08                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                                 10.00                9.53                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                                 10.00                9.58                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                                 10.00                9.96                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                                 10.00                10.13                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                 10.00                10.23                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                 10.00                10.54                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                                 10.00                10.20                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                   10.00                10.66                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                            10.00                10.23                   0
12/31/02)
----------------------------------------------------------------------------------------------------------------------------------


Table 18 - 2.65% Asset Charge
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Estate Planning Rider and Guaranteed
Minimum Death Benefit Rider
Base Contract with Minimum Premium Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider
----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                               Accumulation Unit    Accumulation Unit    Number of
                                                                   Value at Beginning   Value at End of      Accumulation
                                                                  of Period (1/1/02)   Period (12/31/02)    Units at End of
                                                                                                            Period
----------------------------------------------------------------------------------------------------------------------------------
2002
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                       10.00                6.85                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                6.75                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.17                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.42                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                8.94                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.85                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.93                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                                 10.00                8.29                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.70                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                    10.00                7.55                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                                 10.00                5.90                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                                 10.00                8.48                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                7.73                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                7.08                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                8.90                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                8.28                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.97                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.89                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.23                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.26                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.86                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                6.97                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.07                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.74                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.63                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.86                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.90                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.21                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                                 10.00                8.44                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                                 10.00                7.75                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                 10.00                6.46                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                                 10.00                8.44                    0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                 10.00                10.48                   0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                 10.00                7.54                    0
----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                                 10.00                7.29                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                 10.00                8.07                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 - 12/31/02)                   10.00                8.45                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                   10.00                9.08                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                                 10.00                6.88                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                                 10.00                7.89                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                                 10.00                6.86                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                                 10.00                7.64                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                  10.00                10.98                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                                 10.00                6.89                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                                 10.00                7.53                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                                 10.00                9.85                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                                 10.00                11.42                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                 10.00                10.23                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                 10.00                10.54                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                                 10.00                8.33                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                   10.00                9.27                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                            10.00                10.23                   0
12/31/02)
----------------------------------------------------------------------------------------------------------------------------------

Table 19 - 2.75% Asset Charge
Base Contract with Higher Education Rider and Estate Planning Rider and Guaranteed Minimum Death Benefit Rider
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider
----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                               Accumulation Unit    Accumulation Unit    Number of
                                                                   Value at Beginning   Value at End of      Accumulation
                                                                  of Period (1/1/02)   Period (12/31/02)    Units at End of
                                                                                                            Period
----------------------------------------------------------------------------------------------------------------------------------
2002
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                       10.00                6.84                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                6.74                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.16                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.41                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                8.93                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.84                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.92                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                                 10.00                8.29                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.69                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                    10.00                7.55                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                                 10.00                5.89                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                                 10.00                8.48                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                7.73                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                7.07                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                8.89                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                8.28                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.96                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.88                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.22                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.25                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.86                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                6.96                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.06                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.73                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.62                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.86                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.89                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.20                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                                 10.00                8.43                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                                 10.00                7.74                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                 10.00                6.46                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                                 10.00                8.43                    0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                 10.00                10.47                   0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                 10.00                7.53                    0
----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                                 10.00                7.28                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                 10.00                8.06                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 - 12/31/02)                   10.00                8.44                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                   10.00                9.07                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                                 10.00                6.88                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                                 10.00                7.89                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                                 10.00                6.85                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                                 10.00                7.63                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                  10.00                10.97                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                                 10.00                6.88                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                                 10.00                7.52                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                                 10.00                9.85                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                                 10.00                11.42                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                 10.00                10.23                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                 10.00                10.53                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                                 10.00                8.32                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                   10.00                9.26                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                            10.00                10.23                   0
12/31/02)
----------------------------------------------------------------------------------------------------------------------------------

Table 20 - 2.85% Asset Charge
Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider
----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                               Accumulation Unit    Accumulation Unit    Number of
                                                                   Value at Beginning   Value at End of      Accumulation
                                                                  of Period (1/1/02)   Period (12/31/02)    Units at End of
                                                                                                            Period
----------------------------------------------------------------------------------------------------------------------------------
2002
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                       10.00                6.84                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                6.74                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.16                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.40                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                8.92                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.83                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.91                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                                 10.00                8.28                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.68                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                    10.00                7.54                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                                 10.00                5.89                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                                 10.00                8.47                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                7.72                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                7.07                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                8.88                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                8.27                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.95                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.87                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.22                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.24                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.85                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                6.95                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.05                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.73                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.61                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.85                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.88                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.19                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                                 10.00                8.43                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                                 10.00                7.73                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                 10.00                6.45                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                                 10.00                8.43                    0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                 10.00                10.46                   0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                 10.00                7.53                    0
----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                                 10.00                7.28                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                 10.00                8.06                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 - 12/31/02)                   10.00                8.44                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                   10.00                9.07                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                                 10.00                6.87                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                                 10.00                7.88                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                                 10.00                6.85                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                                 10.00                7.62                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                  10.00                10.96                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                                 10.00                6.88                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                                 10.00                7.52                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                                 10.00                9.84                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                                 10.00                11.41                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                 10.00                10.23                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                 10.00                10.53                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                                 10.00                8.31                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                   10.00                9.25                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                            10.00                10.23                   0
12/31/02)
----------------------------------------------------------------------------------------------------------------------------------

Table 21 - 3.00% Asset Charge
Base Contract with Minimum Premium Rider and Higher Education Rider and Estate Planning Rider and Guaranteed
Minimum Death Benefit Rider
Base Contract with Bonus Credit Rider and Higher Education Rider and Guaranteed Minimum Death Benefit Rider
----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                               Accumulation Unit    Accumulation Unit    Number of
                                                                   Value at Beginning   Value at End of      Accumulation
                                                                  of Period (1/1/02)   Period (12/31/02)    Units at End of
                                                                                                            Period
----------------------------------------------------------------------------------------------------------------------------------
2002
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                       10.00                6.83                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                6.73                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.15                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.39                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                8.91                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.82                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.90                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                                 10.00                8.27                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.67                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                    10.00                7.54                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                                 10.00                5.88                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                                 10.00                8.46                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                7.72                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                7.06                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                8.87                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                8.26                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.94                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.86                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.21                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.23                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.84                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                6.94                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.04                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.72                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.60                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.84                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.86                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.18                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                                 10.00                8.42                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                                 10.00                7.72                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                 10.00                6.45                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                                 10.00                8.42                    0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                 10.00                10.45                   0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                 10.00                7.52                    0
----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                                 10.00                7.27                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                 10.00                8.04                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 - 12/31/02)                   10.00                8.42                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                   10.00                9.05                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                                 10.00                6.86                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                                 10.00                7.87                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                                 10.00                6.84                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                                 10.00                7.61                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                  10.00                10.95                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                                 10.00                6.87                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                                 10.00                7.51                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                                 10.00                9.83                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                                 10.00                11.40                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                 10.00                10.22                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                 10.00                10.53                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                                 10.00                8.31                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                   10.00                9.24                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                            10.00                10.22                   0
12/31/02)
----------------------------------------------------------------------------------------------------------------------------------

Table 22 - 3.10% Asset Charge
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Estate Planning
Rider
----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                               Accumulation Unit    Accumulation Unit    Number of
                                                                   Value at Beginning   Value at End of      Accumulation
                                                                  of Period (1/1/02)   Period (12/31/02)    Units at End of
                                                                                                            Period
----------------------------------------------------------------------------------------------------------------------------------
2002
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                       10.00                6.82                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                6.72                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.14                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.39                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                8.90                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.82                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.90                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                                 10.00                8.26                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.66                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                    10.00                7.53                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                                 10.00                5.88                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                                 10.00                8.46                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                7.71                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                7.06                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                8.86                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                8.25                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.93                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.85                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.20                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.22                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.83                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                6.94                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.03                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.71                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.59                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.83                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.85                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.18                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                                 10.00                8.41                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                                 10.00                7.72                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                 10.00                6.44                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                                 10.00                8.41                    0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                 10.00                10.44                   0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II)  (5/1/02 -
12/31/02)                                                                 10.00                7.51                    0
----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                                 10.00                7.26                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                 10.00                8.04                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 - 12/31/02)                   10.00                8.42                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                   10.00                9.04                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                                 10.00                6.85                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                                 10.00                7.86                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                                 10.00                6.83                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                                 10.00                7.61                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                  10.00                10.95                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                                 10.00                6.87                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                                 10.00                7.51                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                                 10.00                9.82                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                                 10.00                11.39                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                 10.00                10.22                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                 10.00                10.53                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                                 10.00                8.30                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                   10.00                9.23                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                            10.00                10.22                   0
12/31/02)
----------------------------------------------------------------------------------------------------------------------------------

Table 23 - 3.25% Asset Charge
Base Contract with Bonus Credit Rider and Minimum Premium Rider and Higher Education Rider and Guaranteed
Minimum Death Benefit Rider
----------------------------------------------------------------------------------------------------------------------------------
Investment Division                                               Accumulation Unit    Accumulation Unit    Number of
                                                                   Value at Beginning   Value at End of      Accumulation
                                                                  of Period (1/1/02)   Period (12/31/02)    Units at End of
                                                                                                            Period
----------------------------------------------------------------------------------------------------------------------------------
2002
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                       10.00                6.81                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                6.71                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.13                    0
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.38                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                8.89                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.81                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.89                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                                 10.00                8.25                    0
----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.65                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                    10.00                7.52                    0
----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                                 10.00                5.87                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                                 10.00                8.45                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                7.70                    0
----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                7.05                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                8.85                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                8.24                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.92                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.84                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.19                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.21                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.82                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                6.93                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.01                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.70                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.57                   0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.82                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.84                    0
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.17                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                                 10.00                8.40                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                                 10.00                7.71                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                 10.00                6.44                    0
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                                 10.00                8.41                    0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                 10.00                10.43                   0
----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                 10.00                7.51                    0
----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                                 10.00                7.25                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                 10.00                8.03                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 - 12/31/02)                   10.00                8.41                    0
----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                   10.00                9.03                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                                 10.00                6.84                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                                 10.00                7.85                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                                 10.00                6.82                    0
----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                                 10.00                7.59                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                  10.00                10.93                   0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                                 10.00                6.86                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                                 10.00                7.50                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                                 10.00                9.81                    0
----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                                 10.00                11.38                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                 10.00                10.22                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                 10.00                10.53                   0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                                 10.00                8.29                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                   10.00                9.22                    0
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                            10.00                10.22                   0
12/31/02)
----------------------------------------------------------------------------------------------------------------------------------

Table 24 - 3.35% Asset Charge
Base Contract with Bonus Credit Rider and Higher Education Rider and Estate Planning Rider and Guaranteed Minimum
Death Benefit Rider
----------------------------------------------------------------------------------------------------------------------------------
                       Investment Division                       Accumulation Unit    Accumulation Unit         Number of
                                                                Value at Beginning     Value at End of         Accumulation
                                                                of Period (1/1/02)    Period (12/31/02)   Units at End of Period
-----------------------------------------------------------------------------------------------------------------------------------
2002
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio (2/1/02 - 12/31/02)                       10.00                6.80                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                6.71                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.12                    0
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.37                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Balanced Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                8.88                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Capital Appreciation Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.80                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Income & Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.88                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP International Portfolio(2/1/02 -
12/31/02)                                                                 10.00                8.24                    0
-----------------------------------------------------------------------------------------------------------------------------------
Amer Century VP Value Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.64                    0
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth Fund (5/1/02 - 12/31/02)                    10.00                7.52                    0
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth Fund  (5/1/02 -
12/31/02)                                                                 10.00                5.87                    0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Equity Portfolio (5/1/02 -
12/31/02)                                                                 10.00                8.44                    0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Mid Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                7.70                    0
-----------------------------------------------------------------------------------------------------------------------------------
Calvert VS Social Small Cap Growth Portfolio (5/1/02 -
12/31/02)                                                                 10.00                7.04                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio  (2/1/02 -
12/31/02)                                                                 10.00                8.84                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager: Growth Portfolio(2/1/02 -
12/31/02)                                                                 10.00                8.23                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Balanced Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.91                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.83                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.18                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth & Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.20                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio(2/1/02 -
12/31/02)                                                                 10.00                7.81                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (2/1/02 -
12/31/02)                                                                 10.00                6.92                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.00                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (2/1/02 -
12/31/02)                                                                 10.00                7.69                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio (2/1/02 -
12/31/02)                                                                 10.00                10.56                   0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP MidCap Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.81                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio (2/1/02 -
12/31/02)                                                                 10.00                9.83                    0
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (2/1/02 -
12/31/02)                                                                 10.00                8.16                    0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Financial Services Fund (2/1/02 -
12/31/02)                                                                 10.00                8.39                    0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Health Sciences Fund (2/1/02 -
12/31/02)                                                                 10.00                7.70                    0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Technology Fund (5/1/02 -
12/31/02)                                                                 10.00                6.43                    0
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-Utilities Fund (5/1/02 -
12/31/02)                                                                 10.00                8.40                    0
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Bond Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                 10.00                10.43                   0
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Small Company Portfolio (Series Trust II) (5/1/02 -
12/31/02)                                                                 10.00                7.50                    0
-----------------------------------------------------------------------------------------------------------------------------------
LEVCO Equity Value Fund  (2/1/02 -
12/31/02)                                                                 10.00                7.24                    0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth & Income Portfolio (2/1/02 - 12/31/02)                 10.00                8.02                    0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett International Portfolio (2/1/02 - 12/31/02)                   10.00                8.40                    0
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio (2/1/02 - 12/31/02)                   10.00                9.02                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Series (2/1/02 -
12/31/02)                                                                 10.00                6.84                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Investors Trust Series (2/1/02 -
12/31/02)                                                                 10.00                7.84                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT New Discovery Series (2/1/02 -
12/31/02)                                                                 10.00                6.82                    0
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT Research Series (2/1/02 -
12/31/02)                                                                 10.00                7.59                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Arktos Fund (5/1/02 - 12/31/02)                                  10.00                10.93                   0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Nova Fund (5/1/02 -
12/31/02)                                                                 10.00                6.85                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT OTC Fund (5/1/02 -
12/31/02)                                                                 10.00                7.49                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT U.S. Govt Money Market Fund (5/1/02 -
12/31/02)                                                                 10.00                9.81                    0
-----------------------------------------------------------------------------------------------------------------------------------
Rydex VT Ursa Fund (5/1/02 -
12/31/02)                                                                 10.00                11.37                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Levin Mid Cap Value Fund (11/01/02 -
12/31/02)                                                                 10.00                10.22                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund (11/01/02 -
12/31/02)                                                                 10.00                10.52                   0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund (5/1/02 -
12/31/02)                                                                 10.00                8.29                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund  (2/1/02 - 12/31/02)                   10.00                9.21                    0
-----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate Fund (11/01/02 -                            10.00                10.22                   0
12/31/02)
-----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS

The financial statements of Midland National Life Insurance Company should be considered only as bearing on the ability of Midland National to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of Separate Account C.

Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.) Consolidated Financial Statements
Years Ended December 31, 2008 and 2007

Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Index
--------------------------------------------------------------------------------


                                                                         Page(s)


Report of Independent Registered Public Accounting Firm.......................1


Consolidated Financial Statements


Balance Sheets................................................................2


Statements of Income..........................................................3


Statements of Stockholder's Equity............................................4


Statements of Cash Flows....................................................5-6


Notes to Consolidated Financial Statements.................................7-42

PricewaterhouseCoopers LLP
Suite 1800
100 E. Wisconsin Ave.
Milwaukee WI 53202
Telephone (414) 212 1600
Facsimile (414) 212 1880
www.pwc.com




                Report of Independent Registered Public Accounting Firm



To the Board of Directors and Shareholder of Midland National Life Insurance Company and Subsidiary



In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, of consolidated stockholder's equity, and of consolidated cash flows present fairly, in all material respects, the consolidated financial position of Midland National Life Insurance Company and Subsidiary (an indirect, wholly owned subsidiary of Sammons Enterprises, Inc.) (the "Company") at December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


As discussed in Note 2 to the consolidated financial statements, the Company has adopted SFAS 157, "Fair Value Measurements," effective January 1, 2008. As discussed in Note 14 to the consolidated financial statements, the Company changed the manner in which it accounts for defined benefit pension and other postretirement plans in 2007.


/s/


March 25, 2009


Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Balance Sheets
----------------------------------------------------------------------------------------
December 31, 2008 and 2007

(Dollars in Thousands, except par value and shares)                                          2008                2007

Assets
Investments
    Fixed maturities, available for sale, at fair value                                      $20,400,384         $19,971,051
    Equity securities, at fair value                                                             387,086             456,109
    Mortgage loans                                                                               252,485             294,133
    Policy loans                                                                                 315,492             299,411
    Short-term investments                                                                       178,271             256,008
    Derivative Instruments                                                                        60,293             182,181
    Other invested assets                                                                        377,954             317,134
                                                                                       ------------------  ------------------
              Total investments                                                               21,971,965          21,776,027
Cash                                                                                             103,485               3,910
Accrued investment income                                                                        225,403             200,909
Deferred policy acquisition costs                                                              2,012,764           1,422,862
Deferred sales inducements                                                                       764,191             442,770
Present value of future profits of acquired businesses                                            34,020              28,767
Federal income tax asset, net                                                                    474,093             157,567
Other receivables, other assets and property, plant and equipment                                139,152             104,531
Reinsurance receivables                                                                        1,640,493           1,785,466
Separate account assets                                                                          719,240           1,084,345
                                                                                       ------------------  ------------------
              Total assets                                                                   $28,084,806         $27,007,154
                                                                                       ------------------  ------------------

Liabilities
Policyholder account balances                                                                $21,648,394         $20,701,133
Policy benefit reserves                                                                          965,373             921,216
Policy claims and benefits payable                                                               114,258             104,111
Repurchase agreements, other borrowings and collateral on derivatives                          3,049,335           2,321,092
Other liabilities                                                                                543,996             352,614
Separate account liabilities                                                                     719,240           1,084,345
                                                                                       ------------------  ------------------
              Total liabilities                                                               27,040,596          25,484,511
                                                                                       ------------------  ------------------

Stockholder's equity
Common stock, $1 par value, 2,549,439 shares authorized,
 2,548,878 shares outstanding                                                                      2,549               2,549
Additional paid-in capital                                                                       318,707             268,707
Accumulated other comprehensive loss                                                            (781,910)            (55,540)
Retained earnings                                                                              1,504,864           1,306,927
                                                                                       ------------------  ------------------
              Total stockholder's equity                                                       1,044,210           1,522,643
                                                                                       ------------------  ------------------
              Total liabilities and stockholder's equity                                     $28,084,806         $27,007,154
                                                                                       ------------------  ------------------
The accompanying notes are an integral part of these consolidated financial statements.


Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Income
----------------------------------------------------------------------------------------
Years Ended December 31, 2008 and 2007

(Dollars in Thousands)                                                            2008               2007               2006

Revenues
Premiums                                                                           $ 137,156          $ 124,312          $ 114,767
Interest sensitive life and investment product charges                               288,514            273,272            260,975
Net investment income                                                                966,440          1,135,638            953,440
Net realized investment gains (losses)                                                30,371             71,937            (26,166)
Net (losses) gains on derivatives                                                    (37,865)           116,037             42,266
Net unrealized gain on variable interest entity                                       27,442                  -                  -
Other income                                                                          16,583             14,862             11,710
                                                                             ----------------   ----------------   ----------------
              Total revenue                                                        1,428,641          1,736,058          1,356,992
                                                                             ----------------   ----------------   ----------------

Benefits and expenses
Interest credited to policyholder account balances                                   447,901            709,144            596,330
Benefits incurred                                                                    245,319            220,550            202,877
Amortization of deferred sales inducements                                            74,081             80,334             49,897
                                                                             ----------------   ----------------   ----------------
              Total benefits                                                         767,301          1,010,028            849,104
                                                                             ----------------   ----------------   ----------------

Operating and other expenses (net of commissions and other
 expenses deferred)                                                                  102,393             99,857             98,895
Amortization of deferred policy acquisition costs and
 present value of future profits of acquired businesses                              178,739            236,708            171,773
                                                                             ----------------   ----------------   ----------------
              Total benefits and expenses                                          1,048,433          1,346,593          1,119,772
                                                                             ----------------   ----------------   ----------------
              Income before income taxes                                             380,208            389,465            237,220
Income tax expense                                                                   135,531            134,086             80,903
                                                                             ----------------   ----------------   ----------------

              Net income                                                           $ 244,677          $ 255,379          $ 156,317
                                                                             ----------------   ----------------   ----------------


The accompanying notes are an integral part of these consolidated financial statements.

Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Stockholder's Equity
----------------------------------------------------------------------------------------
Years Ended December 31, 2008 and 2007

                                                                                                  Additional
                                                                                  Common           Paid-in       Comprehensive
(Dollars in Thousands)                                                            Stock            Capital       Income (Loss)

Balances at December 31, 2005                                                      $ 2,549         $268,707

Comprehensive income (loss)
    Net income                                                                                                      $156,317
    Other comprehensive income (loss)
      Pension liability (net of tax $351))                                                                               652
      Net unrealized loss on available-for-sale investments
       and certain interest rate swaps (net of tax ($14,145))                                                        (26,270)
                                                                                                               --------------
              Total comprehensive income                                                                            $130,699
                                                                                                               --------------
Dividends paid on common stock
                                                                                -----------   --------------
Balances at December 31, 2006                                                        2,549          268,707

Comprehensive income (loss)
    Net income                                                                                                      $255,379
    Other comprehensive income (loss)
      Pension liability (net of tax $757)                                                                              1,407
      Net unrealized loss on available-for-sale investments
       and certain interest rate swaps (net of tax ($36,257))                                                        (67,332)
                                                                                                               --------------
              Total comprehensive income                                                                            $189,454
                                                                                                               --------------
Adjustment to initially apply SFAS Statement No. 158
    (net of applicable income tax benefit of ($1,312))
Dividends paid on common stock
                                                                                -----------   --------------
Balances at December 31, 2007                                                        2,549          268,707

Comprehensive income (loss)
    Net income                                                                                                      $244,677
    Other comprehensive income (loss)
      Pension liability (net of tax ($1,259))                                                                         (2,337)
      Post-retirement liability (net of tax of $682)                                                                   1,266
      Net unrealized loss on available-for-sale investments
       and certain interest rate swaps (net of tax ($390,545))                                                      (725,299)
                                                                                                               --------------
              Total comprehensive loss                                                                            $ (481,693)
                                                                                                               --------------
Capital contribution                                                                                 50,000
Dividends paid on common stock
                                                                                -----------   --------------
Balances at December 31, 2008                                                      $ 2,549         $318,707
                                                                                -----------   --------------

The accompanying notes are an integral part of these consolidated financial statements.



Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Stockholder's Equity
----------------------------------------------------------------------------------------
Years Ended December 31, 2008 and 2007

                                                                                 Accumulated
                                                                                   Other                                Total
                                                                                Comprehensive        Retained       Stockholder's
(Dollars in Thousands)                                                          Income (Loss)        Earnings           Equity

Balances at December 31, 2005                                                       $ 38,441         $ 985,776       $ 1,295,473

Comprehensive income (loss)
    Net income                                                                                         156,317           156,317
    Other comprehensive income (loss)
      Pension liability (net of tax $351))                                               652                                 652
      Net unrealized loss on available-for-sale investments
       and certain interest rate swaps (net of tax ($14,145))                        (26,270)                            (26,270)

              Total comprehensive income

Dividends paid on common stock                                                                         (47,200)          (47,200)
                                                                               --------------   ---------------   ---------------
Balances at December 31, 2006                                                         12,823         1,094,893         1,378,972

Comprehensive income (loss)
    Net income                                                                                         255,379           255,379
    Other comprehensive income (loss)
      Pension liability (net of tax $757)                                              1,407                               1,407
      Net unrealized loss on available-for-sale investments
       and certain interest rate swaps (net of tax ($36,257))                        (67,332)                            (67,332)

              Total comprehensive income

Adjustment to initially apply SFAS Statement No. 158
    (net of applicable income tax benefit of ($1,312))                                (2,438)                             (2,438)
Dividends paid on common stock                                                                         (43,345)          (43,345)
                                                                               --------------   ---------------   ---------------
Balances at December 31, 2007                                                        (55,540)        1,306,927         1,522,643

Comprehensive income (loss)
    Net income                                                                                         244,677           244,677
    Other comprehensive income (loss)
      Pension liability (net of tax ($1,259))                                         (2,337)                             (2,337)
      Post-retirement liability (net of tax of $682)                                   1,266                               1,266
      Net unrealized loss on available-for-sale investments
       and certain interest rate swaps (net of tax ($390,545))                      (725,299)                           (725,299)

              Total comprehensive loss

Capital contribution                                                                                                      50,000
Dividends paid on common stock                                                                         (46,740)          (46,740)
                                                                               --------------                     ---------------
Balances at December 31, 2008                                                     $ (781,910)      $ 1,504,864       $ 1,044,210
                                                                               --------------   ---------------   ---------------

The accompanying notes are an integral part of these consolidated financial statements.


Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Consolidated Statements of Cash Flows
----------------------------------------------------------------------------------------
Years Ended December 31, 2008 and 2007

(Dollars in Thousands)                                                           2008               2007               2006

Cash flows from operating activities
Net income                                                                       $  244,677         $  255,379         $  156,317
Adjustments to reconcile net income to net cash
 (used in) provided by operating activities
    Amortization of deferred policy acquisition costs,
     deferred sales inducements and
     present value of future profits of
     acquired businesses                                                            252,821            317,042            221,670
    Net amortization of premiums and discounts on investments                       (53,509)           (38,907)           (40,902)
    Amortization of index options                                                   258,469            266,142            224,346
    Policy acquisition costs deferred                                              (239,169)          (227,657)          (255,300)
    Sales inducements deferred                                                      (96,598)           (82,688)          (103,769)
    Net realized investment (gains) losses                                          (30,371)           (71,937)            26,166
    Net losses (gains) on derivatives                                                37,865           (116,037)           (42,266)
    Net unrealized gain from variable interest entity                               (27,442)                 -                  -
    Deferred income taxes                                                            17,678             48,077             12,326
    Net interest credited and product charges on
     universal life and investment policies                                         365,747            709,715            585,336
    Changes in other assets and liabilities
      Net receivables                                                                (8,417)          (118,256)           (22,492)
      Net payables                                                                   19,763            (17,826)            (7,892)
      Policy benefits                                                                91,041             65,289            (55,345)
      Other                                                                         140,187              5,808              3,190
                                                                           -----------------  -----------------  -----------------

              Net cash provided by operating activities                             972,742            994,144            701,385
                                                                           -----------------  -----------------  -----------------

Cash flows from investing activities
Proceeds from investments sold, matured or repaid
    Fixed maturities                                                              8,621,197         10,477,422         12,872,572
    Equity securities                                                               138,241            594,464            875,994
    Mortgage loans                                                                   43,499             37,901             56,092
    Derivative instruments                                                           45,877             13,554             12,956
    Other invested assets                                                            26,382             62,235             37,786
Cost of investments acquired
    Fixed maturities                                                            (10,928,448)       (12,192,132)       (14,860,614)
    Equity securities                                                              (130,751)          (586,859)        (1,096,830)
    Mortgage loans                                                                   (4,720)           (24,568)            (7,638)
    Derivative instruments                                                         (423,186)          (304,478)          (250,804)
    Other invested assets                                                           (84,276)           (87,119)           (87,745)
Net change in policy loans                                                          (16,081)           (13,647)           (10,000)
Net change in short-term investments                                                174,597            126,537           (220,574)
Net change in collateral on derivatives                                             (92,372)          (158,990)           138,185
Net change in amounts due to/from brokers                                             5,189              3,065             (4,244)
                                                                           -----------------  -----------------  -----------------
              Net cash used in investing activities                              (2,624,852)        (2,052,615)        (2,544,864)
                                                                           -----------------  -----------------  -----------------

Cash flows from financing activities
Receipts from universal life and investment products                              2,798,104          2,616,859          3,075,026
Benefits paid on universal life and investment
 products                                                                        (1,870,294)        (1,805,015)        (1,524,181)
Net change in repurchase agreements and other borrowings                            820,615            256,585            366,034
Capital contribution received                                                        50,000                  -                  -
Dividends paid on common stock                                                      (46,740)           (43,345)           (47,200)
                                                                           -----------------  -----------------  -----------------
              Net cash provided by financing activities                           1,751,685          1,025,084          1,869,679
                                                                           -----------------  -----------------  -----------------

Net increase (decrease) in cash                                                      99,575            (33,387)            26,200
Cash at beginning of year                                                             3,910             37,297             11,097
                                                                           -----------------  -----------------  -----------------
Cash at end of year                                                              $  103,485         $    3,910         $   37,297
                                                                           -----------------  -----------------  -----------------

Supplemental disclosures of cash flow information
Cash paid during the year for
    Income taxes, paid to parent                                                 $   59,855         $  107,447         $   61,806
    Interest on other borrowings                                                 $    5,044          $     449          $       -


The accompanying notes are an integral part of these consolidated financial statements.


Midland National Life Insurance Company and Subsidiary
(an indirect wholly owned subsidiary of Sammons Enterprises, Inc.)
Notes to Consolidated Financial Statements
Years Ended December 31, 2008 and 2007
--------------------------------------------------------------------------------

(Dollars in Thousands)

1.      Summary of Significant Accounting Policies


        Organization
        Midland National Life Insurance Company and Subsidiary ("Midland National" or the "Company") is an indirect wholly owned subsidiary of Sammons Enterprises, Inc. ("SEI"). SFG Reinsurance Company ("SFG Re"), a subsidiary of Midland National, is a captive reinsurance company domiciled in South Carolina. Together, these companies offer individual life and annuity products in 49 states and the District of Columbia. The Company is affiliated through common ownership with North American Company for Life and Health Insurance ("North American").


        During 2008, SEI made a $50,000 capital contribution to the Company.


        Basis of Presentation
        The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United State of America ("GAAP") and reflect the consolidation of the Company with its wholly owned subsidiary. All intercompany transactions have been eliminated in consolidation.


        Use of Estimates
        The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates.


        The most significant areas which require the use of management's estimates relate to the determination of the fair values of financial assets and liabilities, derivatives, deferred policy acquisition costs, deferred sales inducements, present value of future profits of acquired businesses, and future policy benefits for traditional life insurance policies.


        Interest Rate Risk
        The Company is subject to the risk that interest rates will change and cause changes in investment prepayments and changes in the value of its investments. Policyholder persistency is also affected by changes in interest rates. To the extent that fluctuations in interest rates cause the cash flows and duration of assets and liabilities to differ from product pricing assumptions, the Company may have to sell assets prior to their maturity and realize a loss.


        Liquidity Risk
        Market conditions for fixed income securities could be such that illiquidity in the markets could make it difficult for the Company to sell certain securities and generate cash to meet policyholder obligations. Management believes it has adequate liquidity in its investment portfolio and other sources of funds to meet any future policyholder obligations.


        Counterparty Risk
        The Company enters into derivative and repurchase agreements with various financial institution counterparties. The Company is at risk that any particular counterparty will fail to fulfill its obligations under outstanding agreements. The Company limits this risk by selecting counterparties with long-standing performance records and with credit ratings of "A" or above. The amount of exposure to each counterparty is essentially the net replacement cost or market value for such agreements with each counterparty, as well as any interest due the Company from the last interest payment period less any collateral posted by the Company or counterparty.


        Fair Value of Financial Instruments
        Beginning in the year ended December 31, 2008, the Company follows the guidance of SFAS 157 in determining the fair values of its financial assets and liabilities. See Notes 2 and 3 for a discussion of this guidance. The Company uses the following methods and assumptions in estimating the fair values of its financial instruments:


        Investment Securities
        Fair values for fixed maturity securities are obtained primarily from independent pricing sources, broker quotes and fair value/cash flow models. Fair value is based on quoted market prices, where available. For fixed maturities not actively traded, fair value is estimated using values obtained from independent pricing services or broker quotes. In some cases, such as private placements and certain mortgage-backed securities, fair value is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value of equity securities is based on quoted market prices, where available, and for those equity securities not actively traded fair values are obtained from independent pricing services or from internal fair value/cash flow models.


        Mortgage Loans
        Fair value for mortgage loans is estimated using a duration-adjusted pricing methodology that reflects changes in market interest rates and the specific interest-rate sensitivity of each mortgage. Price changes derived from the monthly duration-adjustments are applied to the initial valuation mortgage portfolio that was conducted by an independent broker/dealer upon acquisition of the majority of the loans at which time each mortgage was modeled and assigned a spread corresponding to its risk profile for valuation purposes. For fair value reporting purposes, these spreads are adjusted for current market conditions. Fair values are also adjusted by internally generated illiquidity and default factors.


        Short-term Investments
        The carrying amounts reported in the balance sheet for these instruments, which primarily consist of commercial paper, money market funds and fixed income securities acquired with less than one year to maturity, approximate their fair values due to the nature of these assets.


        Derivative Instruments
        Fair values for interest rate swaps, credit default swaps, interest rate floors and other derivatives are based on exchange prices, broker quoted prices or fair values provided by the counterparties. Variation margin accounts, consisting of cash balances applicable to open futures contracts, held by counterparties are reported at the cash balances, which is equal to fair value. Fair values for call options are based on internal financial models or counterparty quoted prices.


        Other Invested Assets
        Other invested assets consist primarily of private equity investments and limited partnerships. The carrying amounts represent the Company's share of the entity's underlying equity reported in the balance sheet. The fair value of other invested assets is determined based on inputs received from the entities adjusted for various risk factors.


        Assets held in separate accounts
        Separate account assets are reported at estimated fair value in the consolidated balance sheets based on quoted net asset values of the underlying mutual funds.


        Investment-type Insurance Contracts
        Fair value for the Company's liabilities under investment-type insurance contracts is estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued. The reported value of the Company's investment-type insurance contracts includes the fair value of indexed life and annuity embedded derivatives. These fair values are calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect our credit risk and an additional provision for adverse deviation.


        These fair value estimates are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including non investment-type insurance contracts) and all non-financial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value amounts presented in Note 3 do not represent the underlying value to the Company.


        Investments and Investment Income
        The Company is required to classify its fixed maturity investments (bonds and redeemable preferred stocks) and equity securities (common and nonredeemable preferred stocks) into three categories: securities that the Company has the positive intent and the ability to hold to maturity are classified as "held-to-maturity;" securities that are held for current resale are classified as "trading securities;" and securities not classified as held-to-maturity or as trading securities are classified as "available-for-sale." Investments classified as trading or available-for-sale are required to be reported at fair value in the balance sheet. The Company currently has no securities classified as held-to-maturity or trading.


        Available-for-sale securities are classified as such if not considered trading securities or if there is not the positive intent and ability to hold the securities to maturity. Such securities are carried at fair value with the unrealized holding gains and losses included as other comprehensive income (loss) in stockholder's equity, net of related adjustments to deferred policy acquisition costs, deferred sales inducements, deferred income taxes, and the accumulated unrealized holding gains (losses) on securities sold which are released into income as realized investment gains (losses). Cash flows from available for sale security transactions are included in investing activities in the statements of cash flows.


        For collateralized mortgage obligations ("CMO's") and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. This adjustment is included in net investment income. Included in this category is approximately $91,427 of mortgaged-backed securities that are all or partially collateralized by sub-prime mortgages at December 31, 2008. A sub-prime mortgage is defined as a mortgage with one or more of the following attributes: weak credit score, high debt-to-income ratio, high loan-to-value ratio or undocumented income. During the latter part of 2006 and all of 2007 and 2008, the deterioration in the sub-prime mortgage market had an adverse impact on the overall credit markets, particularly related to the fair values of CMO's and other asset-backed securities. At December 31, 2008, a majority of the Company's securities with sub-prime exposure are rated as investment grade. The Company is exposed to credit risk associated with the sub-prime lending market and continues to monitor these investments in connection with the Company's other-than-temporary impairment policy.


        Mortgage loans are carried at the adjusted unpaid balances. Approximately 72% of the mortgage loans were acquired as part of an acquisition in 2003 and were recorded at fair value as of the purchase date. Approximately 23% of the Company's mortgage loan portfolio is located in Illinois, Indiana, Michigan, Ohio and Wisconsin. The composition of the mortgage loan portfolio by property characteristic category as of December 31, 2008, was as follows: Office 38%, Industrial 25%, Residential 12%, Retail 8%, Apartment 2%, and Other 15%. At December 31, 2008, no investments in mortgage loans were considered by management to be impaired. During 2007, the Company purchased 95 existing residential reverse mortgages. These reverse mortgages are first liens on the related residential properties located primarily in California and Florida. The outstanding loan balances at acquisition were $25,239 and the reverse mortgages had a principal limit of $40,189. At December 31, 2008, the reported value of these reverse mortgages was $29,325. Income on reverse mortgages is recognized using an effective yield based on the contractual interest rate and anticipated repayment of the mortgage. The maximum percentage of any one loan to the value of the underlying property at the time of the loan was 80% for all standard mortgage loans. The reverse mortgages have a Principal Limit Factor ("PLF") that defines the maximum amount that can be advanced to a borrower. The PLF is a function of the age of the borrower and co-borrower, if any, and the appraised value of the residential property. The maximum PLF in the Company's reverse mortgage portfolio is 62.5% of the underlying property value. Property and casualty insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. Interest income on non-performing loans is generally recognized on a cash basis.


        Short-term investments primarily include commercial paper, money market funds and fixed income securities acquired with less than one year to maturity and are stated at amortized cost. Policy loans are carried at unpaid principal balances.


        Derivative instruments consist of options, futures, interest rate floors, interest rate and credit default swaps. Options are reported at fair value, which are determined from internal financial models and compared to fair values provided by counterparties. Futures are reported at the cash balances held in counterparty variation margin accounts, which amount equals fair value. The interest rate floors and swaps and credit default swaps are reported at fair value, which values are determined from models using market observable inputs or quoted prices from counterparties.


        Other invested assets are primarily comprised of private equity investments and limited partnerships. Private equity investments and limited partnerships are recorded under the equity method of accounting in accordance with Accounting Principles Board Opinion 18 and American Institute of Certified Public Accountants ("AICPA") Statement of Position 78-9, Accounting for Investments in Real Estate Ventures where the Company owns 5% or more of the entity's equity (reported at cost where the Company owns less than 5%). These investments are reviewed for impairment on a periodic basis.


        Investment income is recorded when earned. Realized gains and losses are determined on the basis of specific identification of the investments. Dividends are recorded on the ex-dividend date.


        The Company reviews its investments to determine if declines in value are other than temporary. During 2008, the general credit markets were distressed and there was illiquidity in many of the markets where the Company trades its fixed income securities. This distress and illiquidity significantly impacted the fair values of the Company's fixed income securities. A majority of securities in the Company's portfolio had large decreases in fair value during the year, which decreases did not necessarily indicate an other than temporary impairment. Factors considered in evaluating whether a decline in value is other than temporary are the length of time and magnitude by which the fair value is less than amortized cost, the financial condition, enterprise value and prospects of the investment combined with the ability and intent of the Company to hold the investment for a period of time sufficient to recover the decline in value. Other considerations are also taken into account such as, but not limited to, financial ratios and the overall assessment of the value of the enterprise. For fixed income securities, the Company also considers whether it will be able to collect the amounts due according to the contractual terms of the investment. During 2008, 2007, and 2006, the Company recorded $87,404, $7,394 and $1,347, respectively, of realized losses as a result of this analysis. These losses are included in net realized investment gains (losses).


        Cash
        Cash consists of demand deposits and non-interest bearing deposits held by custodial banks.


        Recognition of Traditional Life Revenue and Policy Benefits Traditional life insurance products include those products with fixed and guaranteed premiums and benefits. Life insurance premiums are recognized as premium income when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy benefit reserves and the amortization of deferred policy acquisition costs.

        The liabilities for the policy benefit reserves for traditional life insurance policies of $965,373 and $921,216 at December 31, 2008 and 2007, respectively, generally are computed by the net level premium method based on estimated future investment yield, mortality, morbidity and withdrawals which were appropriate at the time the policies were issued or acquired. Interest rate assumptions ranged primarily from 6.00% to 9.00% in 2008 and 6.00% to 11.25% in 2007.

        Recognition of Revenue and Policy Benefits for Interest Sensitive Life Insurance Products and Investment Contracts ("Interest Sensitive Policies")
        Interest sensitive policies are issued on a periodic and single premium basis. Amounts collected are credited to policyholder account balances. Revenues from interest sensitive policies consist of charges assessed against policyholder account balances for the cost of insurance, policy administration, and surrender charges. Revenues also include investment income related to the investments that support the policyholder account balances. Policy benefits and claims that are charged to expense include benefits incurred in the period in excess of related policyholder account balances. Benefits also include interest and fixed index amounts credited to the account balances.

        Policyholder reserves for universal life and other interest sensitive life insurance and investment contracts, reported in the balance sheets as policyholder account balances of $21,648,394 and $20,701,133 at December 31, 2008 and 2007, respectively, are determined using the retrospective deposit method. Policy reserves consist of the policyholder deposits and credited interest and index credits less withdrawals and charges for mortality, administrative, and policy expenses. Interest crediting rates ranged primarily from 2.00% to 7.50% in 2008 and 2007. For certain contracts, these crediting rates extend for periods in excess of one year.

        Accounting for Derivative Instruments
        Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS Nos. 137, 138, 149, and 155 requires that all derivatives be carried on the balance sheet at fair value, with certain changes in fair value reflected in other comprehensive income (loss) in the statements of stockholder's equity (for those derivatives designated as effective "cash flow hedges") while other changes in derivative fair value are reflected as net (losses) gains on derivatives in the statements of income. The changes in fair value of derivatives designated as effective fair value hedges and the changes in fair value of the hedged fixed income security are reported as a component of net (losses) gains on derivatives. For derivatives not designated as effective hedges, the change in fair value is recognized as a component of net (losses) gains on derivatives in the period of change.


        The Company uses derivatives to manage its fixed indexed and policy obligation interest guarantees and interest rate risks applicable to its investments. To mitigate these risks, the Company enters interest rate swap agreements and futures contracts and purchases equity indexed options. The interest rate swaps are accounted for as either effective cash flow hedges, effective fair value hedges or as non-hedge derivatives. To qualify for hedge accounting, the Company is required to formally document the hedging relationship at the inception of each derivative transaction. This documentation includes the specific derivative instrument, risk management objective, hedging strategy, identification of the hedged item, specific risk being hedged and how effectiveness will be assessed. To be considered an effective hedge, the derivative must be highly effective in offsetting the variability of the cash flows or the changes in fair value of the hedged item. Effectiveness is evaluated on a retrospective and prospective basis.


        The Company has fixed indexed universal life and annuity products that have a guaranteed base return and a higher potential return tied to several major equity market indexes. In order to fund these benefits, the Company purchases over-the-counter index ("call") options and enters exchange listed futures contracts that compensate the Company for any appreciation over the strike price and substantively offsets the corresponding increase in the policyholder obligation. The futures contracts are adjusted to market value each day, which mark-to-market is settled in cash daily through the Company's variation margin accounts maintained with the counterparty. Gains or losses during the time a futures contract is outstanding are reported as gains or (losses) on derivatives. The Company amortizes the cost of the indexed options against investment income over the term of the option, which is typically one year. In accordance with SFAS No. 133 as amended, the Company adjusts the carrying value of the options from amortized cost to fair value with any change reflected as net (losses) gains on derivatives in the statements of income. When the option matures, any value received by the Company is reflected as investment income offset by the amount credited to the policyholder.


        The SFAS No. 133 Derivative Implementation Group Issue No. B36, Embedded
        Derivatives: Modified Coinsurance Arrangements and Debt Instruments that Incorporate Credit Risk Exposures that are Unrelated or Only Partially Related to the Creditworthiness of the Obligor of Those Instruments ("DIG B36") provides guidance for determining when certain reinsurance arrangements and debt instruments contain embedded derivatives requiring bifurcation due to the incorporation of credit risk exposures that are not clearly and closely related to the creditworthiness of the obligor. The provisions of DIG B36 impact two large coinsurance with funds withheld agreements with an outside reinsurance company applicable to specified annuity policies issued by the Company.


        The agreements between the Company and its derivatives counterparties requires the posting of collateral when the market value of the derivative instruments exceeds the cost of the instruments. Collateral posted by counterparties is reported in the balance sheet in short-term investments with a corresponding liability reported in Repurchase agreements, other borrowings and collateral on derivatives. Collateral posted by the Company is reported in the balance sheets as other receivables.


        SFAS No. 155, Accounting for Certain Hybrid Financial Instruments ("SFAS 155") became effective in 2007 and is an amendment to SFAS No. 133. This statement permits fair value measurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation. As of December 31, 2008 and 2007, the Company held 8 and 3 securities, respectively, with embedded derivatives and the Company has elected fair value measurement in accordance with the guidance in SFAS 155. As such, any change in the fair value of the security is reported as a gain (loss) on derivatives. The amortized cost and fair value of the Company's hybrid financial instruments at December 31, 2008 was $400,600 and $397,731, respectively. During 2008, the
        Company reported $2,869 as loss on derivatives related to hybrid securities. At December 31, 2007, the amortized cost and fair value of the Company's hybrid securities was $68,000. There was no gain or loss reported during the 2007 holding period. The decision to elect fair value measurement is made on an instrument-by-instrument basis under the guidance of SFAS 155. The Company will consider making an election of fair value measurement at the time of any future acquisitions of hybrid financial instruments.


        Repurchase Agreements
        As part of its investment strategy, the Company enters into reverse repurchase agreements and dollar-roll transactions to increase the Company's investment return. The Company accounts for these transactions as secured borrowings, where the amount borrowed is tied to the market value of the underlying collateral securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. Dollar-rolls are similar to reverse repurchase agreements except that, with dollar-rolls, the repurchase involves securities that are only substantially the same as the securities sold. As of December 31, 2008 and 2007, there were $2,683,285 and $2,187,540, respectively, of such agreements outstanding. The collateral for these agreements is held in fixed maturities in the consolidated balance sheets.


        Deferred Policy Acquisition Costs ("DAC")
        Policy acquisition costs that vary with, and are primarily related to the production of new business, are deferred into the DAC asset to the extent that such costs are deemed recoverable from future profits. Such costs include commissions, marketing, policy issuance, underwriting, and certain variable agency expenses. For traditional insurance policies, such costs are amortized over the estimated premium paying period of the related policies in proportion to the ratio of the annual premium revenues to the total anticipated premium revenues. For interest sensitive policies, these costs are amortized over the lives of the policies in relation to the present value of actual and estimated gross profits, subject to regular evaluation and retroactive revision to reflect actual emerging experience. Recoverability of DAC is evaluated on an annual basis by comparing the current estimate of future profits to the unamortized asset balance.


        Deferred Sales Inducements ("DSI")
        The Company defers certain sales inducement costs into a DSI asset. Sales inducements are primarily premium bonuses and bonus interest on the Company's annuity products. AICPA Statement of Position 03-1 ("SOP 03-1") provides guidance on accounting and reporting for certain sales inducements whereby capitalized costs are reported separately in the balance sheets and the amortization of the capitalized sales inducements is reported as a separate component of insurance benefits in the statements of income.


        To the extent that unrealized investment gains or losses on available for sale securities would result in an adjustment to the amortization pattern of DAC and DSI had those gains or losses actually been realized, the adjustments are recorded directly to stockholder's equity through other comprehensive income (loss) as an offset to the unrealized investment gains or losses on available for sale securities.


        Present Value of Future Profits of Acquired Businesses ("PVFP") The PVFP represents the portion of the purchase price of blocks of businesses that was allocated to the future profits attributable to the insurance in force at the dates of acquisition. The PVFP is amortized in relationship to the actual and expected emergence of such future profits. Based on current conditions and assumptions as to future events, the Company expects to amortize $2,716, $2,618, $1,637, $1,259, and $1,224 of the existing PVFP over the next five years.


        Retrospective adjustments of these amounts are made periodically upon revision of estimates of current or future gross profits on universal life-type products to be realized from a group of policies. Recoverability of the PVFP is evaluated periodically by comparing the current estimate of future profits to the unamortized asset balance.


        Policy Claims and Benefits Payable
        The liability for policy claims and benefits payable includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are based on estimates and are subject to future charges in claim severity and frequency. Estimates are periodically reviewed and adjustments are reflected in current operations.


        Variable Life and Annuity Products
        A portion of the separate accounts held by the Company are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally separated and are not subject to the claims that may arise out of any other business of the Company. The Company reports this portion of its separate account assets at market value; the underlying investment risks are assumed by the contractholders. The Company records the related liabilities at amounts equal to the market value of the underlying assets. The Company reflects these assets and liabilities in the separate account assets and liabilities lines in the balance sheet. The Company reports the fees earned for administrative and contractholder services performed for the separate accounts as other income in the statements of income.


        Bank Owned Life Insurance Products
        A portion of the separate accounts held by the Company relates to bank owned life insurance policies that are nonindexed with fixed guarantees. These amounts are subject to limited discretionary withdrawal at book value without a market value adjustment. The Company reports this portion of its separate account assets at book value; the underlying investment risks are assumed by the Company. The Company combines the assets and liabilities associated with this business into the respective assets and liabilities lines of the balance sheets in accordance with SOP 03-1.


        Dividends and Distributions
        Payment of dividends or other distributions are limited by statute, which is generally limited to the greater of the insurance company's statutory net income or 10% of the insurance company's statutory surplus.


        Federal Income Taxes
        The Company is a member of SEI's consolidated United States federal income tax group. The policy for intercompany allocation of federal income taxes provides that the Company compute the provision for federal income taxes on a separate return basis. The Company makes payment to, or receives payment from, SEI in the amount they would have paid to, or received from, the Internal Revenue Service had they not been members of the consolidated tax group. The separate Company provisions and payments are computed using the tax elections made by SEI.


        Deferred tax liabilities and assets are recognized based upon the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.


        Comprehensive Income
        The Company follows the reporting concept of "Comprehensive Income" which requires the reporting of comprehensive income in addition to net income. Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income. Comprehensive income for the Company includes net income and other comprehensive income, which includes unrealized investment gains (losses) on available for sale securities and interest rate swaps accounted for as cash flow hedges net of related adjustments to deferred policy acquisition costs, deferred sales inducements, and deferred income taxes and additional pension and post-retirement benefit liabilities. In addition, certain interest rate swaps are accounted for as cash flow hedges with the change in the fair value of the swap reflected in other comprehensive income.


        Reclassification
        Certain items in the 2007 and 2006 financial statements have been reclassified to conform to the 2008 presentation.


2.      Recently Issued Accounting Standards


        Fair Value Measurements
        In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements. SFAS 157 defines fair value and establishes a framework for measuring fair value. SFAS No.157 is effective for fiscal years beginning after November 15, 2007. In September 2008, SFAS No. 157-3 was issued and provides guidance for determining fair value of a financial asset when the market for that financial asset is not active, (collectively SFAS Nos. 157 and 157-3 are referred to as "SFAS 157"). The adoption of SFAS 157 primarily resulted in a change prospectively beginning on January 1, 2008 in the discount rates used in the calculation of the fair values of the embedded derivative component of the Company's policy benefit reserves from risk-free interest rates to interest rates that include non performance risk related to those liabilities. This change also impacted the calculation of the embedded derivatives contained in the Company's coinsurance with funds withheld reinsurance agreements under DIG B36 guidance. The adoption of SFAS 157 resulted in a net loss due to the change in the fair value of the embedded options related to policyholder obligations and change in fair value of the embedded derivatives under DIG B36 on January 1, 2008 of $216,999. See Note 3 for additional discussion of the impact of SFAS
        157. The net income impact of this change net of related adjustments in amortization of deferred policy acquisition costs and deferred sales inducements and income taxes was a net loss of $47,644.


        Fair Value Options
        In February 2007, the FASB issued SFAS No. 159, Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 allows companies to elect to fair value certain financial assets and financial liabilities. The election is irrevocable and is made contract by contract. The election is made upon initial adoption of SFAS 159 for existing assets and liabilities and subsequently on acquisition of new assets or liabilities. SFAS 159 is effective for years beginning after November 15, 2007. SFAS 159 was adopted in 2008 and, as of December 31, 2008, the Company had not elected to utilize fair value option for any of its eligible financial assets or financial liabilities.


        Business Combinations
        In December 2007, the FASB issued SFAS No. 141(R), Business Combinations ("SFAS 141(R)"). This standard revises the previously issued SFAS No. 141 and will change how companies account for business acquisitions. The new standard applies greater use of fair values to acquired assets and liabilities and will introduce more volatility into earnings subsequent to acquisitions. SFAS 141 (R) is effective for fiscal years beginning on or after December 15, 2008 and early adoption is not permitted. The standard will have an impact on the financial statements of the Company for any acquisition made in subsequent years.

        Noncontrolling Interests
        In December 2007, the FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements, an amendment to ARB No. 51 ("SFAS 160"). SFAS 160 will change the accounting and reporting for minority interests, which will now be characterized as noncontrolling interests. Upon adoption, noncontrolling interests will be classified as a component of stockholder's equity whereas now minority interests are classified as a liability. The initial reported value of noncontrolling interests will be at fair value. SFAS 160 is effective for fiscal years beginning on or after December 15, 2008 and early adoption is not permitted. SFAS requires retroactive adoption of the presentation and disclosure for existing noncontrolling interests. All other requirements of SFAS 160 will be applied prospectively. The Company does not currently have any material reported minority interests, but this standard will impact any noncontrolling interests that may arise up to or after the effective date.


        Derivative Instrument Disclosures
        In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of SFAS No. 133 ("SFAS 161"). SFAS 161 amends and expands the disclosures required by SFAS 133, Accounting for Derivatives and Hedging Activities, as amended. The pronouncement will require disclosures that will enhance understanding of 1) how and why an entity uses derivative instruments,
        2) how derivatives and related hedged items are accounted for and 3) how derivative instruments affect an entity's financial position, results of operations and its cash flows. SFAS 161 is effective for reporting periods beginning after November 15, 2008, with early application encouraged. The Company has not early adopted this standard and does not anticipate a material change in its disclosures when it does adopt the standard in 2009.


3.      Fair Value of Financial Instruments


        The carrying value and estimated fair value of the Company's financial instruments are as follows:



                                                        December 31, 2008                        December 31, 2007
                                              -------------------------------------  ---------------------------------------
                                                   Carrying             Estimated           Carrying             Estimated
                                                     Value             Fair Value             Value             Fair Value
Financial assets
    Fixed maturities,
     available-for-sale                           $20,400,384          $20,400,384         $19,971,051          $19,971,051
    Equity securities,
     available-for-sale                               387,086              387,086             456,109              456,109
    Mortgage loans                                    252,485              208,396             294,133              299,483
    Short-term investments                            178,271              178,271             256,008              256,008
    Derivative instruments                             60,293               60,293             182,181              182,181
    Other invested assets                             377,954              371,650             317,134              317,134
    Reinsurance receivables                           (35,680)             (35,680)            143,517              143,517
    Separate account assets                           719,240              719,240           1,084,345            1,084,345
Financial liabilities
    Investment-type insurance contracts            12,572,411           10,986,737          11,707,600           10,104,162
    Repurchase agreements, other borrowings
      and collateral on derivatives                 3,049,335            3,049,335           2,321,092            2,321,092


        As discussed in Note 2 above, SFAS 157 defines fair value, establishes a framework for measuring fair value and expands the required disclosures about fair value measurements. Per SFAS 157, fair value is based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 also establishes a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.


        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.


        Investments for which market prices are not observable are generally private investments, securities valued using non-binding broker quotes or securities with very little trading activity. Fair values of private investments are determined by reference to public market or private transactions or valuations for comparable companies or assets in the relevant asset class when such amounts are available. If these are not available, a discounted cash flow analysis using interest spreads adjusted for the maturity/average life differences may be used. Spread adjustments are intended to reflect an illiquidity premium and take into account a variety of factors including but not limited to senior unsecured versus secured, par amount outstanding, number of holders, maturity, average life, composition of lending group, debit rating, credit default spreads, default rates and credit spreads applicable to the security sector. These valuation methodologies involve a significant degree of judgment.


        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.


        Level 1 - Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are listed equities, mutual funds, money market funds and non-interest bearing cash. As required by SFAS 157, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.


        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates. Financial instruments that are generally included in this category include corporate bonds, asset backed securities, CMOs, short-term securities, less liquid and restricted equity securities and over-the-counter derivatives.


        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments. Financial instruments that are included in this category generally include private corporate securities, collateralized debt obligations and index life and annuity embedded derivatives.


        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.


        The following table summarizes the valuation of the Company's financial instruments presented in the consolidated balance sheets by the fair value hierarchy levels defined in SFAS 157:


                                                                                       December 31, 2008
                                                  ----------------------------------------------------------------------------------
                                                         Quoted prices         Significant
                                                           In active              other             Significant
                                                          Markets for          observable          unobservable
                                                        identical assets         inputs               inputs
                                                           (Level 1)            (Level 2)            (Level 3)              Total
    Assets
    Fixed maturities - available for sale                   $     -          $ 15,255,917         $ 5,144,467          $ 20,400,384
    Equity securities - available for sale                        -               310,564              76,522               387,086
    Derivative instruments                                    1,602                58,691                   -                60,293
    Reinsurance receivables                                       -                     -             (35,680)              (35,680)
    Separate account assets                                 719,240                     -                   -               719,240


    Liabilities
    Policyholder account balances - index
          life and annuity embedded derivatives             $     -              $      -          $ (416,478)          $  (416,478)




        Approximately 25% of the total fixed maturities are included in the Level 3 group.


        The preceding financial instruments are reported at fair value in the consolidated balance sheets. Methods and assumptions used to determine the fair values are described in Note 1.



        The following table summarizes the Level 3 fixed maturity and equity security investments by valuation methodology as of December 31, 2008:


                                                                          December 31, 2008
                                            ------------------------------------------------------------------------------
                                                                                Mortgage or                       Percent
                                                   All           Private        other asset                         of
                                                  Other         Placements   backed securities     Total           Total

   Source of valuation
   Priced internally                            $  84,124       $  394,259     $ 4,183,371      $ 4,661,754           89%
   Third-party vendors                            213,992          229,586         115,657          559,235           11%
                                            --------------  ---------------  --------------  ---------------  ------------

   Total                                       $  298,116       $  623,845     $ 4,299,028      $ 5,220,989          100%
                                            --------------  ---------------  --------------  ---------------  ------------

        The changes in financial instruments measured at fair value, excluding accrued interest income, for which Level 3 inputs were used to determine fair value during 2008 are as follows:


    Assets
    Fixed maturities and equity securities
    Balance, December 31, 2007                                      $ 2,194,357
      Purchases (disposals), net                                      1,893,605
      Realized and unrealized gains (losses), net (A)                   (67,405)
      Transfers in and/or (out) of Level 3 (B)                        1,200,432
                                                              ------------------
    Balance, December 31, 2008                                      $ 5,220,989
                                                              ------------------


    Reinsurance receivables - embedded
      derivatives from reinsurance ceded
    Balance, December 31, 2007                                       $  143,517
      Impact of adoption of SFAS 157                                   (507,619)
      Change in fair value of embedded derivatives                      328,422
                                                              ------------------
    Balance,  December 31, 2008                                      $  (35,680)
                                                              ------------------



    Liabilities
    Policyholder account balance - index life
     and annuity embedded derivatives (C)
    Balance, December 31, 2007                                       $  (52,798)
      Impact of adoption of SFAS 157                                   (290,620)
      Change in fair value of embedded derivatives                      (73,060)
                                                              ------------------
    Balance,  December 31, 2008                                      $ (416,478)
                                                              ------------------

        (A) Amounts includes realized losses of $33,948 which are reported as a component of earnings in the Consolidated Statements of Income. The balance is reported as a component of other comprehensive income
             (loss).


        (B) Included in the transfers in and/or out line above is $100,072 of securities that were priced using unobservable data at December 31, 2007 and were transferred to a pricing service that uses observable market data in the prices and $1,300,504 of securities that were transferred into Level 3 that did not have enough observable data to include in Level 2 at December 31, 2008.


        (C) Excludes host accretion and the timing of posting index credits, which are included with interest credited to policyholder account balances in the Consolidated Statements of Income.


4.      Investments and Investment Income


        Fixed Maturities and Equity Security Investments
        The amortized cost, estimated fair value, gross unrealized gains and gross unrealized losses of fixed maturities and equity securities classified as available-for-sale at December 31, 2008 and 2007 are as follows:


                                                                     December 31, 2008
                                        -------------------------------------------------------------------------
                                                                Gross             Gross            Estimated
                                            Amortized         Unrealized        Unrealized           Fair
                                              Cost              Gains             Losses             Value
Fixed maturities
    U.S. Treasury and other U.S.
     Government corporations
     and agencies                             $ 3,937,261        $ 206,003          $ 57,411         $ 4,085,853
    Corporate securities                        8,244,486          111,253         1,489,118           6,866,621
    Mortgage-backed securities                 10,045,328          437,696         1,141,374           9,341,650
    Other debt securities                         115,050            1,254            10,044             106,260
                                        ------------------  ---------------   ---------------  ------------------
              Total fixed maturities           22,342,125          756,206         2,697,947          20,400,384
Equity securities                                 487,089            7,640           107,643             387,086
                                        ------------------  ---------------   ---------------  ------------------
              Total available-for-
               sale                           $22,829,214        $ 763,846        $2,805,590         $20,787,470
                                        ------------------  ---------------   ---------------  ------------------



                                                                  December 31, 2007
                                        -------------------------------------------------------------------------
                                                                Gross             Gross            Estimated
                                            Amortized         Unrealized        Unrealized           Fair
                                              Cost              Gains             Losses             Value
Fixed maturities
    U.S. Treasury and other U.S.
     Government corporations
     and agencies                             $ 4,179,199        $ 117,590          $  7,817         $ 4,288,972
    Corporate securities                        7,327,109           76,913           219,768           7,184,254
    Mortgage-backed securities                  8,424,741          121,926           169,852           8,376,815
    Other debt securities                         120,011            4,406             3,407             121,010
                                        ------------------  ---------------   ---------------  ------------------
              Total fixed maturities           20,051,060          320,835           400,844          19,971,051
Equity securities                                 519,394            4,504            67,789             456,109
                                        ------------------  ---------------   ---------------  ------------------
              Total available-for-
               sale                           $20,570,454        $ 325,339         $ 468,633         $20,427,160
                                        ------------------  ---------------   ---------------  ------------------


        The following table shows the Company's gross unrealized losses and fair value on its available for sale securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.


                                                                December 31, 2008
                           ---------------------------------------------------------------------------------------------
                               Less than 12 months              12 months or more             Total
                           -----------------------------   ----------------------------   ------------------------------
                               Fair         Unrealized         Fair        Unrealized         Fair         Unrealized
                               Value          Losses          Value          Losses           Value          Losses

Fixed maturities
   US Treasury and other
    U.S. Government
    corporations and
    agencies                   $ 616,507      $  28,103       $ 294,690      $  29,308       $  911,197       $  57,411
   Corporate securities        2,113,083        474,514       3,209,972      1,014,604        5,323,055       1,489,118
   Mortgage-backed
    securities                 1,994,476        323,106       1,618,594        818,268        3,613,070       1,141,374
   Other debt securities          37,566          2,589          42,214          7,455           79,780          10,044
                           --------------  -------------   -------------  -------------   --------------  --------------
           Total fixed
            maturities         4,761,632        828,312       5,165,470      1,869,635        9,927,102       2,697,947
Equity securities                 52,359          9,190         189,218         98,453          241,577         107,643
                           --------------  -------------   -------------  -------------   --------------  --------------
           Total available-
            for-sale          $4,813,991      $ 837,502      $5,354,688    $ 1,968,088     $ 10,168,679     $ 2,805,590
                           --------------  -------------   -------------  -------------   --------------  --------------



                                                                 December 31, 2007
                           ---------------------------------------------------------------------------------------------
                               Less than 12 months              12 months or more             Total
                           -----------------------------   ----------------------------   ------------------------------
                               Fair         Unrealized         Fair        Unrealized         Fair         Unrealized
                               Value          Losses          Value          Losses           Value          Losses

Fixed maturities
   US Treasury and other
    U.S. Government
    corporations and
    agencies                   $ 295,942       $  2,913       $ 385,843       $  4,904       $  681,785        $  7,817
   Corporate securities        1,788,513         97,440       2,234,024        122,328        4,022,537         219,768
   Mortgage-backed
    securities                 1,868,416         97,395       1,068,697         72,457        2,937,113         169,852
   Other debt securities           5,180             15          42,758          3,392           47,938           3,407
                           --------------  -------------   -------------  -------------   --------------  --------------
           Total fixed
            maturities         3,958,051        197,763       3,731,322        203,081        7,689,373         400,844
Equity securities                234,423         42,717         105,364         25,072          339,787          67,789
                           --------------  -------------   -------------  -------------   --------------  --------------
           Total available-
            for-sale          $4,192,474      $ 240,480      $3,836,686      $ 228,153      $ 8,029,160       $ 468,633
                           --------------  -------------   -------------  -------------   --------------  --------------

        At December 31, 2008, the Company held approximately 4,269 positions in fixed income and equity securities. The above table, as of December 31, 2008 includes 1,591 securities of 700 issuers. Approximately 94% of the unrealized losses on fixed maturities at December 31, 2008 were securities rated investment grade. Investment grade securities are defined as those securities rated AAA through BBB- by Standard & Poors. Approximately 6% of the unrealized losses on fixed maturities at December 31, 2008 were on securities rated below investment grade. Equity securities in the above table consist primarily of non-redeemable preferred stocks. These securities are reviewed for impairment in the same manner as the fixed income securities. The Company monitors the financial position and operations of the issuers rated below investment grade and certain investment grade securities in cases where the Company has concerns about credit quality. In determining whether an unrealized loss is other than temporary, the Company will consider factors such as business prospects, status of issuer industry, security ratings, size and length of time the security has been in an unrealized loss position and the Company's intent and ability to hold the security until it recovers its value. The Company monitors securities that have a fair value less than 80 percent of amortized cost. In some cases a security will be considered impaired if its fair value is less than 80 percent of its amortized cost for a period of greater than twelve months. At December 31, 2008, fixed income and equity securities in an unrealized loss position had fair value equal to approximately 79% of amortized cost.


        During 2008, the general credit markets experienced historic volatility and there were liquidity issues in most credit sectors of the economy. This volatility and illiquidity impacted many of the markets where the Company trades its fixed income securities. The Company performed its review for other than temporary impairments taking into consideration the historic fluctuations in the U. S. and global credit markets. A substantial amount of the Company's unrealized losses at December 31, 2008 were in corporate securities and mortgage-backed securities, specifically commercial mortgage backed securities ("CMBS"). Widening credit spreads and illiquidity in certain corporate credit markets has impacted the fair values of corporate securities. The Company closely monitors the fair values of these corporate securities and recognizes a loss when it determines the decrease in fair value is due to circumstances other than changes in general market conditions. A majority of the impairment losses recognized during 2008 were related to corporate securities, which included private placements, asset-backed securities and preferred stocks. The reduction in fair values of the Company's CMBS portfolio is primarily related to widening spreads and the evaporation of liquidity within the sector. At December 31, 2008, the amortized cost of the Company's CMBS portfolio was approximately $1.7 billion and the fair value was approximately $0.9 billion resulting in an unrealized loss of $0.8 billion. There is very little trading occurring in the CMBS market due to the wide spreads embedded in the bid prices and a lack of security holders willing to sell at these price levels. A significant amount of the unrealized losses on the CMBS have occurred in the last quarter of 2008. In addition, several market makers have recently pulled back from trading these securities. As a result, the fair values of the Company's CMBS are at levels the Company does not consider reasonable or permanent. The Company has reviewed payment performance, delinquency rates, credit enhancements within the security structures and monitored the credit ratings of all its CMBS holdings. Currently all CMBS are paying principal and interest according to the contractual terms of the security. As a result of the CMBS review and the short time period the unrealized losses have been present, the Company has determined the reductions in fair value of its CMBS holdings are temporary and no adjustment for losses has been made as of December 31, 2008.


        At December 31, 2008, the Company has the ability and intent to hold the securities that are in an unrealized loss position until the fair value increases to amortized cost, which may be maturity. Equity securities typically do not have a maturity or redemption date and the Company takes this fact into consideration when determining whether it has the intent to hold the security until recovery. Therefore, the Company does not consider these securities to be other than temporarily impaired at December 31, 2008.


        As a result of the Company's review of other than temporary impairments of investment securities, the Company took write-downs during 2008, 2007 and 2006 as summarized in the following table:



                                                                               2008                2007                 2006
General Description
Asset-backed securities                                                       $  16,176           $   2,506              $     -
Corporate bonds                                                                  20,156               1,743                1,347
Private placements                                                               31,697               2,540                    -
CMO - residential                                                                11,142                   -                    -
Preferred stock                                                                   8,233                   -                    -
Commercial mortgage loans                                                             -                 605                    -
                                                                      ------------------  ------------------   ------------------

 Total other than temporary impairment losses                                 $  87,404           $   7,394            $   1,347
                                                                      ------------------  ------------------   ------------------



        The amortized cost and estimated fair value of available-for-sale fixed maturities at December 31, 2008 and 2007, by contractual maturity, are as follows. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.



                                                       2008                                     2007
                                                   -------------------------------------  ---------------------------------------
                                                        Amortized            Estimated           Amortized            Estimated
                                                          Cost              Fair Value             Cost              Fair Value

Due in one year or less                                 $  118,375           $  110,912          $  131,737           $  131,395
Due after one year through five years                    1,452,782            1,261,673           1,281,001            1,283,263
Due after five years through ten years                   3,043,991            2,480,291           2,989,058            2,950,440
Due after ten years                                      7,681,649            7,205,858           7,224,523            7,229,138
Securities not due at a single maturity date
  (primarily mortgage-backed securities)                10,045,328            9,341,650           8,424,741            8,376,815
                                                   ----------------   ------------------  ------------------   ------------------
              Total fixed maturities                   $22,342,125          $20,400,384         $20,051,060          $19,971,051
                                                   ----------------   ------------------  ------------------   ------------------



        Midland National is a member of the Federal Home Loan Bank of Des Moines ("FHLB"). In order to maintain its membership, the Company was required to purchase FHLB equity securities that total $25,619 as of December 31, 2008. These securities are included in equity securities and are carried at cost which approximates fair value. Resale of these securities is restricted only to FHLB. As a member of FHLB, the Company can borrow money, provided that FHLB's collateral and stock ownership requirements are met. The maximum amount the Company can borrow is twenty times its FHLB investment. The interest rate and repayment terms differ depending on the type of advance and the term selected. At December 31, 2008 and 2007, the Company had an outstanding advance of $349,870 and $25,000, respectively from FHLB (see Note 6).


        Investment Income and Investment Gains (Losses) Major categories of investment income are summarized as follows:


                                                                  2008               2007               2006

Gross investment income
    Fixed maturities                                           $1,090,408          $ 980,599          $ 904,843
    Equity securities                                              21,087             30,345             37,361
    Mortgage loans                                                 17,853             18,370             22,362
    Policy loans                                                   22,155             21,333             20,640
    Short-term investments                                         11,356             23,435             20,836
    Derivative instruments                                        (93,490)           118,670             39,534
    Other invested assets                                          12,281             74,583             37,132
                                                         -----------------  -----------------  -----------------
              Total gross investment income                     1,081,650          1,267,335          1,082,708
Less:  Investment expenses                                        115,210            131,697            129,268
                                                         -----------------  -----------------  -----------------
              Net investment income                             $ 966,440         $1,135,638          $ 953,440
                                                         -----------------  -----------------  -----------------


        Investment expenses primarily consist of investment advisor fees, interest expense on securities lending, interest on FHLB advances and interest related to derivative collateral liabilities.


        The major categories of realized investment gains (losses) reflected in the statements of income are summarized as follows:




                                                                  2008               2007               2006

Fixed maturities                                                 $  55,677          $  81,427          $ (28,021)
Equity securities                                                  (25,705)           (10,195)            (1,478)
Mortgage loans                                                           -               (560)             2,300
Gain on termination of swaps                                             -                  -                481
Short-term investments                                                 399              1,265                552
                                                          -----------------  -----------------  -----------------
              Net investment gains (losses)                      $  30,371          $  71,937          $ (26,166)
                                                          -----------------  -----------------  -----------------


        Included in realized investment gains (losses) on the fixed maturities in 2008, 2007 and 2006 are gains of $6,771, $1,560 and $9,147, respectively, related to recoveries from Enron, Inc. and WorldCom, Inc. The Company sold its investments in Enron, Inc. and WorldCom, Inc. in 2001 and 2002 and recorded a pre-tax loss of $45,951. The recoveries, which cumulatively total $17,478 are the result of a federal securities law class actions brought on behalf of Enron, Inc. and WorldCom, Inc. securities purchasers against various parties involved with Enron, Inc. and WorldCom, Inc.


        During 2006, the Company terminated interest rate swaps in situations where the underlying hedged assets were either called or sold. These swaps were previously accounted for as effective cash flow hedges and the proceeds from termination are reflected as realized gains or losses. In 2006 the Company terminated effective cash flow interest rate swaps with notional amounts of $116,500 and realized net gains on the terminations of $481.


        Proceeds from the sale of available for sale securities and the gross realized gains and losses on these sales (prior to gains (losses) ceded and excluding other than temporary impairments, maturities, calls, and prepayments) during 2008, 2007 and 2006 were as follows:



                                         2008                           2007                         2006
                            -------------------------------  --------------------------- -----------------------------
                                 Fixed           Equity         Fixed         Equity         Fixed          Equity
                               Maturities      Securities     Maturities    Securities     Maturities     Securities

Proceeds from sales             $  7,203,254     $ 138,230    $ 8,029,528     $ 583,672    $ 11,022,004     $ 855,462
Gross realized gains                 200,056         1,014         54,114         5,334          27,994         3,591
Gross realized (losses)              (68,395)      (18,485)       (54,065)      (15,325)        (78,699)       (4,724)



        Credit Risk Concentration
        The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. Government or U.S. Government Agency or Authority, the Company had the following investments which exceeded 10% of the Company's stockholder's equity at December 31, 2008.



        Investment Category                                        Amount
                                                               ---------------
        Liberty Lighthouse                                         $  726,676
        Wilshire, PA                                                  205,457
        Multi Strategy Fund Trust                                     136,141
        Div Financial SSNR Funding Trust                              118,204


        Variable Interest Entities
        In January 2003, the FASB issued Financial Interpretation No. 46 (revised December 2003) ("FIN 46(R)"), Consolidation of Variable Interest Entities. Under FIN 46(R), a company is required to consolidate a variable interest entity ("VIE") if the company is the primary beneficiary of the VIE. A VIE is defined as an entity whose equity investors do not have a controlling financial interest or do not have sufficient capital at risk for the entity to finance its activities without additional financial support from other parties. A company is deemed to be the primary beneficiary of a VIE if it expects to absorb a majority of the entities losses or receive a majority of the VIE's residual returns, or both.


        During 2008, the Company became a limited partner in a variable interest entity and the Company is considered the primary beneficiary. As such, the assets, liabilities and results of operations and cash flows of the variable interest entity have been consolidated in the accompanying consolidated financial statements. The variable interest entity, Guggenheim Partners Opportunistic Investment Grade Securities Fund, LLC (the "Fund"), is a private investment company that seeks to maximize total return by investing in a variety of fixed income sectors and assets. The Company holds a 62.9% interest in the Fund. North American holds a 31.4% interest in the Fund. The general partner of the Fund is a related party, Guggenheim Partners Asset Management, Inc. The Fund reports unrealized gains and losses on investments as a component of net income; therefore the Company reports these unrealized gains and losses in the same manner. The amount of unrealized gain in 2008 of $27,442 is reported in the accompanying Consolidated Statements of Income as net unrealized gain from variable interest entity. The other operations of the Fund are reported as components of net investment income and net realized investment gains. The income before taxes from the Fund in 2008 was $26,658, of which $8,379 is allocated to the interests held by North American and $1,523 is allocated to noncontrolling interests. At December 31, 2008, the Fund had total assets of $372,647. Included in other liabilities at December 31, 2008 is $137,301 of minority interests of which $116,178 represents North American's interest and $21,123 represents noncontrolling interest.


        As of December 31, 2008, the Company has other investments in limited partnerships and private equity investments that are reviewed to determine if any are variable interest entities. Some of these investments are VIE's, but in each case the Company has determined it is not the primary beneficiary. In accordance with FIN 46(R) guidance, the Company will continue to evaluate its position in the future as circumstances may change and the entity could be determined to be a VIE and the Company could become a primary beneficiary, in which case the Company would consolidate the variable interest entity into its financial statements.


        Other
        At December 31, 2008 and 2007, securities amounting to $3,756 and $3,171, respectively, were on deposit with regulatory authorities as required by law. These consist of fixed maturity securities reported in the balance sheets at fair value and have an amortized cost of $3,338 and $3,041, respectively.


5.      Derivative Instruments and Hedging Activities

        Index Options and Futures
        The Company uses various derivative instruments to manage its exposure to interest rate risk and to meet its policy guarantee obligations. The Company has approximately $6,051,480 of annuity and universal life policy account value as of December 31, 2008 (net of ($2,432,179) annuities ceded to an unrelated reinsurer), that provide for a guaranteed base return and a higher potential return tied to several major equity market indexes. In order to fund these benefits, the Company purchases over-the-counter index options that compensate the Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company also enters futures contracts to compensate it for increases in the same indexes. The Company classifies these as derivative instruments. The Company amortizes the cost of the index options against investment income over the term of the option, which is typically one year. The futures contracts have no initial cost and are marked to market daily. That daily mark-to-market is settled through the Company's variation margin accounts maintained with the counterparty. In accordance with SFAS No. 133 as amended, the Company reports the change in the fair value of index options and the change in the futures variation margin accounts as gain (loss) on derivatives, which amounts were ($192,149) in 2008, ($134,767) in 2007 and $77,227 in 2006. Offsetting these amounts are the changes in fair value of the derivatives embedded in the equity indexed product liabilities, which amounts were $253,071 in 2008, $81,716 in 2007 and ($19,781) in 2006. When the options and futures contracts mature, the value received by the Company is reflected as investment income ($19,433, $321,521 and $203,712 in 2008, 2007 and
        2006, respectively) offset by the amount credited to the policyholder ($19,239, $301,939 and $190,534 in 2008, 2007 and 2006, respectively).

        The fair value of the embedded options related to the policyholder obligations (liability values) is based upon current and expected index levels and returns as well as assumptions regarding general policyholder behavior, primarily lapses and withdrawals. These projected benefit values are discounted to the current date using an assumed interest rate consistent with the duration of the liability adjusted to reflect the Company's credit risk and additional provision for adverse deviation. This value is then compared to the carrying value of the liability to calculate any gain or loss that is reflected in the statements of income as a gain (loss) on derivatives. To the extent that these changes in values impact the earnings pattern of the product and thus the amortization pattern of the DAC and DSI, an adjustment to the amortization of DAC and DSI is made.

        The following relates to the options and futures owned as of December 31:

                                                  2008               2007

        Net notional amount                     $3,304,645         $5,481,581
        Amortized cost of options                   92,013            138,652
        Estimated fair value of assets              79,155            176,641


        The Company has two coinsurance with funds withheld reinsurance agreements with an unaffiliated reinsurer that fall under the guidance of SFAS No. 133 Implementation Issue No. B36. Under this pronouncement, the Company's reinsurance agreements contain embedded derivatives that require bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the credit worthiness of the Company. The embedded derivatives contained in the funds withheld liability are similar to a total return swap since the Company cedes the total return on a designated investment portfolio to the outside reinsurer. This liability is netted in the balance sheets in reinsurance receivables. The reinsurer assumes the interest credited to the policyholders on the policies covered by the treaties, which interest is relatively fixed. The Company has developed models based on the expected cash flows of the ceded annuity business to estimate the fair value of the policy liabilities. The value of the derivatives embedded in the funds withheld coinsurance agreements is equal to the difference between the fair value of the assets in the portfolio designated under the coinsurance agreements and the fair value of the policy liabilities estimated from the cash flow models. The net change in the reported value of the embedded derivatives was a loss of $68,588 in 2008, a gain of $176,391 in 2007, and a loss of $18,703 in 2006, and is reported in net gain (loss) on derivatives in the statements of income.

        Cash Flow Hedges
        The Company has a number of investments which pay interest on a variable rate tied to a benchmark interest rate. The Company has entered into interest rate swaps that effectively convert the variable cash flows to fixed over the life of the swaps. These swaps pay the Company fixed rates while the Company is obligated to pay variable rates based on the same benchmark interest rate as the hedged asset. The swaps are part of the Company's overall risk and asset-liability management strategy to reduce the volatility of cash flows and provide a better match to the characteristics of the Company's liabilities. These swaps are accounted for as cash-flow hedges and are reported at fair value ($3,525 in 2008 and $2,739 in 2007) in the balance sheets with the change in fair value reported as a component of other comprehensive income for the effective portion of the hedge ($786 in 2008, $3,867 in 2007 and ($6,782) in
        2006). The cash-flow hedge swaps have stated maturities of 2025. Periodic cash flow interest swap settlements and current period changes in the swap accruals are reported as a component of net investment income with the payable or receivable included in accrued investment income. The stated fair value of the applicable interest rate swaps excludes the current period accruals.

        The following summarizes the cash-flow hedge interest rate swaps at December 31:


                                                   2008           2007

        Notional amounts                          $23,810       $125,810
        Fixed rates to receive (range)             5.74%       5.49% to 5.74%
        Current variable rates to pay (range)      3.12%       4.79% to 5.39%


        Fair Value Hedges
        The Company has entered into interest rate swap agreements that pay a variable rate of interest to the Company and the Company pays a fixed rate of interest to the counterparty. These swaps hedge the fair value of specific available-for-sale fixed income securities and are important components of the Company's asset-liability management. It is anticipated that changes in the fair values of the fixed income securities due to changes in interest rates will be offset by a corresponding opposite change in the fair values of the interest rate swaps. These swaps are considered effective hedges and are reported in the balance sheets at fair value ($(817) in 2008 and ($286) in 2007) with the changes in fair value of the swaps and hedged available-for-sale fixed income investments reported as components of net gains on derivatives in the statements of income (($3,761) in 2008, ($1,548) in 2007 and $735 in 2006). The fair value hedge swaps have stated maturities ranging from 2009 to 2010. Periodic fair value interest swap settlements and current period changes in the swap accruals are reported as a component of net investment income with the payable or receivable included in accrued investment income. The stated fair value of the applicable interest rate swaps excludes the current period accruals.


        The following table summarizes the fair value interest rate swaps and hedged available-for-sale fixed income securities:


                                                     2008              2007

    Notional amounts                                $23,450           $68,232
    Fixed rates to pay (range)                  3.08% to 4.39%    3.20% to 4.45%
    Current variable rates to receive (range)   4.08% to 4.45%    4.82% to 5.51%


        Other Derivatives
        The Company has also entered into interest rate floor, interest rate swap and credit default swap agreements to help manage its overall exposure to interest rate changes and credit events. These swaps do not hedge specific assets or liabilities and as such are not accounted for as effective hedges. Included in the non-hedge swaps are credit default swaps where the Company is a protection provider and a protection buyer. During 2008, the Company purchased interest rate floor agreements to protect itself against interest rates decreasing below its policy reserve guarantees. In accordance with SFAS 133, these swaps and floors are reported at fair value (($21,570) in 2008 and ($6,286) in 2007) in the balance sheets and changes in the fair value ($23,568) in 2008, ($5,756) in 2007 and $2,789 in 2006) are reported as a component of net (losses) gains on derivatives in the statements of income. Included in the non-hedge swaps is the ineffective portions of cash flow and fair value interest rate swaps. The non-hedge swaps have stated maturities ranging from 2009 to 2026. Periodic interest rate and credit default swap settlements and current period changes in the swap accruals for these non-hedge swaps are reported as a component of net investment income with the payable or receivable included in accrued investment income. The stated fair value of the applicable interest rate and credit default swaps excludes the current period accruals.


        The following table summarizes the interest rate and credit default swaps and interest rate floors not accounted for as effective hedges:


                                                                               2008                   2007

Notional amounts, interest rate swaps                                         $76,181               $148,089
Notional amounts, credit default swaps (protection buyer)                     249,625                111,300
Notional amounts, credit default swaps (protection provider)                  56,000                 122,000
Notional amounts, interest rate floors                                        113,000                   -
Fixed rates, interest rate swaps (range)                                  1.20% to 5.66%         3.88% to 5.66%
Current variable rates, interest rate swaps (range)                       1.44% to 5.25%         4.99% to 5.40%
Credit default swaps, receive                                             0.50% to 1.18%         0.50% to 1.18%
Credit default swaps, pay                                                 0.12% to 5.25%         0.11% to 0.32%
Interest rate floors, strike rates                                             3.00%                    -



        Collateral posted by counterparties at December 31, 2008 and 2007, applicable to derivative instruments was $16,180 and $108,552, respectively, and is reflected in the balance sheet in short-term investments. The obligation to repay the collateral is reflected in the balance sheet in repurchase agreements, other borrowings and collateral on derivatives. Collateral posted by the Company at December 31, 2008 applicable to derivative instruments was $38,610 and is reflected in the balance sheets as other receivables.

6.      Borrowings

        At December 31, 2008 and 2007, the Company has outstanding borrowings of $349,870 and $25,000, respectively, from the FHLB in accordance with the terms of its membership agreement. The purpose of the borrowings is to complement the Company's security lending program. The borrowings are reported as a component of repurchase agreements, other borrowings and collateral on derivatives. The borrowings outstanding at December 31, 2008 have maturity dates in February 2009.


        The interest rates on the outstanding borrowings range from 1.35% to 3.38%. The Company renewed its borrowings on various dates during February 2009 for various maturity dates in 2009 at interest rates that range from 1.21% to 1.40%. Interest expense incurred during 2008 and 2007 was $5,044 and $449, respectively and is reported as a component of net investment income. The fair value of this borrowing approximates its reported value due to its short maturity.


        In accordance with the FHLB membership agreement, the Company was required to purchase $14,507 and $1,113 of additional FHLB common stock during 2008 and 2007, respectively, representing 4.5% of the amounts borrowed in 2008 and 2007. In addition, the Company has posted agency MBS/CMO fixed income securities with fair values in excess of the amount of the borrowing as collateral.


7.      Property, Plant and Equipment


        The following summarizes property, plant and equipment:


                                     Range of
                                   Useful Lives
                                                          2008         2007

    Land and land improvements       20 years           $  3,790     $  6,564
    Buildings and improvements    39 - 40 years           22,282        5,915
    Equipment                     5 - 10 years            11,545       11,551
    Other                         3 - 10 years            29,301       25,788
                                                     ------------  -----------
                                                       $  66,918    $  49,818
    Accumulated depreciation                             (21,570)     (19,501)
                                                     ------------  -----------
                                                       $  45,348    $  30,317
                                                     ------------  -----------



        Depreciation expense was $3,898 and $3,551 for the years ended December 31, 2008 and 2007, respectively.


        At December 31, 2008, additions to property, plant and equipment primarily consisted of a new home office building for the insurance operations in Sioux Falls, South Dakota. Construction commenced in 2007 and the facility was completed in late 2008 with occupancy in early 2009. The previous home office building, which is included in the 2008 and 2007 reported balances above, is under an agreement of sale, which will be completed shortly after the Company vacates the former facility. The anticipated sale will not result in a material gain or loss. Property, plant and equipment is reported in the balance sheet as a component of other receivables, other assets and property, plant and equipment.


8.      DAC, DSI and PVFP


        Policy acquisition costs of new and acquired business, deferred and amortized for the years ended December 31, 2008, 2007 and 2006 are as follows:


                                                                     2008               2007               2006


DAC, beginning of year                                             $1,422,862         $1,341,489         $1,198,367
Commissions deferred                                                  199,305            185,358            218,882
Underwriting and acquisition expenses deferred                         39,864             42,299             36,418
Change in offset to unrealized losses                                 527,048             85,062             54,707
Amortization related to operations                                   (180,014)          (173,310)          (142,048)
Amortization related to realized gains                                (14,440)           (26,891)                 -
Amortization related to SFAS No. 133                                   18,139            (31,145)           (24,837)
                                                              ----------------   ----------------   ----------------
DAC, end of year                                                   $2,012,764         $1,422,862         $1,341,489
                                                              ----------------   ----------------   ----------------


        The composition of DSI for the years ended December 31, 2008, 2007 and 2006 is summarized below:


                                                                  2008               2007               2006

DSI, beginning of year                                           $ 442,770          $ 414,545          $ 354,330
Sales inducements costs deferred                                    96,598             82,688            103,768
Change in offset to unrealized losses                              298,904             25,871              6,344
Amortization related to operations                                 (60,326)           (53,727)           (31,086)
Amortization related realized gains                                 (8,402)            (5,279)                 -
Amortization related to SFAS No. 133                                (5,353)           (21,328)           (18,811)
                                                          -----------------  -----------------  -----------------
DSI, end of year                                                 $ 764,191          $ 442,770          $ 414,545
                                                          -----------------  -----------------  -----------------


        The composition of the PVFP for the years ended December 31, 2008, 2007 and 2006 is summarized below:



                                                                  2008               2007               2006

PVFP, beginning of year                                          $  28,767          $  34,129          $  39,017
Change in offset to unrealized losses                                7,677                  -                  -
Amortization                                                        (2,424)            (5,362)            (4,888)
                                                           ----------------   ----------------   ----------------
PVFP, end of year                                                $  34,020          $  28,767          $  34,129
                                                           ----------------   ----------------   ----------------


9.      Reinsurance


        The Company is involved in both the cession and assumption of life and annuity reinsurance with other companies. Reinsurance premiums and claims ceded and assumed for the years ended December 31 are as follows:


                                               2008                              2007                          2006
                                 ---------------------------------   ----------------------------  -----------------------------
                                       Ceded           Assumed          Ceded         Assumed         Ceded          Assumed

Premiums and deposits
   on investment contracts              $  661,616         $  839        $750,611         $  787       $830,945          $  738
Claims and investment
   contract withdrawals                    192,187          1,576         165,611          4,155        142,039           4,493



        The Company generally reinsures the excess of each individual risk over $1,000 on ordinary life policies in order to spread its risk of loss. Certain other individual health contracts are reinsured on a policy-by-policy basis. The Company remains contingently liable for certain of the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreement. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk. The Company generally only reinsures with companies rated "A" or better by A.M. Best. The Company monitors these ratings on an on-going basis as it is at risk that a reinsurer may be downgraded after an agreement has been entered.


        In addition to the risk reinsurance described above, the Company is also party to two funds withheld coinsurance agreements with a third-party reinsurer. These are indemnity agreements that cover 50% of substantially all policies issued from January 1, 2002 through March 31, 2005 and since March 1, 2008 and 60% of substantially all policies issued from April 1, 2005 through February 29, 2008 of specific annuity plans. In these agreements, the Company agrees to withhold, on behalf of the assuming company, assets equal to the statutory reserve associated with these policies. The Company has netted the funds withheld liability of $3,602,226 and $3,320,340 against the reserve credits of $4,270,520 and $4,111,146 in reinsurance receivables in the December 31, 2008 and 2007, respectively, balance sheets.


        Premiums, interest sensitive life and investment product charges, and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded. Policyholder account balances, policy benefit reserves, and policy claims and benefits payable are reported gross of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.


10.     Accumulated Other Comprehensive (Loss) Income


        The components of accumulated other comprehensive (loss) income are as follows:


                                                                                     2008               2007

Net unrealized (loss) gain - available-for-sale securities                       $ (2,060,259)        $ (138,287)
Net unrealized gain (loss) - derivative instruments                                     3,525              2,739
Intangibles                                                                           864,200             58,858
Pension
      Unrecognized actuarial net losses                                                (8,603)            (5,007)
Post-retirement
      Unrecognized actuarial net losses                                                (1,434)            (3,919)
      Unrecognized prior service cost                                                    (368)               169
Deferred income taxes                                                                 421,029             29,907
                                                                             -----------------  -----------------

      Accumulated other comprehensive loss                                         $ (781,910)         $ (55,540)
                                                                             -----------------  -----------------



        The following table sets forth the changes in each component of accumulated other comprehensive loss.


                                                                                     2008               2007               2006

Net unrealized loss available-for-sale securities                                $ (1,892,001)        $ (147,158)        $ (124,183)
Reclassification adjustment for (gains) losses released
      into income                                                                     (29,971)           (71,232)            29,499
Net unrealized gain (loss) - derivatives                                                  786              3,868             (6,782)
Impact of intangibles                                                                 805,342            110,933             61,051
Additional pension liability
      Amortization of net gain in net periodic benefit expense                            224                164                  -
      Net (loss) gain recognized in accrued benefit costs                              (3,820)             2,000              1,003
Additional post-retirement liability:
      SFAS No. 158 adoption adjustment                                                      -             (3,750)                 -
      Amortization of net loss in net periodic benefit expense                            (32)                 -                  -
      Amortization of prior service costs                                                  75                  -                  -
      Net gain recognized in accrued benefit costs                                      2,517                  -                  -
      Prior service costs arising in current year                                        (612)                 -                  -
Deferred income taxes                                                                 391,122             36,812             13,794
                                                                             -----------------  -----------------  -----------------
      Net other comprehensive loss                                                 $ (726,370)         $ (68,363)         $ (25,618)
                                                                             -----------------  -----------------  -----------------


        The unrealized investment (loss) gain on available for sale securities and derivative instruments is adjusted by intangibles (DAC, DSI and PVFP) and deferred income taxes and is included in the statements of stockholder's equity.


11.     Income Taxes


        The significant components of the provision for income taxes are as follows:



                                                                2008               2007               2006

Current                                                          $ 117,853          $  86,009          $  68,577
Deferred                                                            17,678             48,077             12,326
                                                          -----------------  -----------------  -----------------
              Total federal income tax expense                   $ 135,531          $ 134,086          $  80,903
                                                          -----------------  -----------------  -----------------


        The components of the federal income tax asset are as follows:


                                                                                     2008               2007

Net deferred income tax asset                                                       $ 506,432          $ 132,987
Income taxes currently (payable) receivable                                           (32,339)            24,580
                                                                             -----------------  -----------------
              Total income tax asset                                                $ 474,093          $ 157,567
                                                                             -----------------  -----------------


        The difference between the provision for income taxes attributable to income before income taxes and the amounts that would be expected using the U.S. Federal statutory income tax rate of 35% in 2008, 2007 and 2006 are as follows:

                                                                  2008               2007               2006

At statutory federal income tax rate                             $ 133,073          $ 136,312          $  83,027
Dividends received deductions                                         (997)            (1,551)              (835)
Other, net                                                           3,455               (675)            (1,289)
                                                          -----------------  -----------------  -----------------
              Total income tax expense                           $ 135,531          $ 134,086          $  80,903
                                                          -----------------  -----------------  -----------------


        The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31, 2008 and 2007 are as follows:


                                                                                      2008               2007

Deferred income tax assets
    Policy liabilities and reserves                                                 $ 555,160          $ 598,525
    Investments                                                                       737,552             50,082
    Other, net                                                                         65,137             31,475
                                                                                  ------------  -----------------
              Total deferred income tax assets                                      1,357,849            680,082
                                                                                  ------------  -----------------
Deferred income tax liabilities
    Present value of future profits of acquired business                               (9,220)           (10,068)
    Deferred policy acquisition costs and deferred sales inducements                 (842,197)          (537,027)
                                                                                  ------------  -----------------
              Total deferred income tax liabilities                                  (851,417)          (547,095)
                                                                                  ------------  -----------------
              Net deferred income tax asset                                         $ 506,432          $ 132,987
                                                                                  ------------  -----------------


        In assessing the realizability of deferred tax assets, management considers whether it is more likely than not, that some portion or all of the deferred tax assets will not be realized. Based on management's analysis of the realization of deferred tax assets, it is management's opinion that the Company will have sufficient future taxable income to realize all of the deferred tax assets at December 31, 2008, and no valuation allowance is necessary.


        In June 2006, the FASB issued FASB interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes in an entity's financial statements pursuant to SFAS Statement No. 109, Accounting for Income Taxes, and provides thresholds for recognizing and measuring benefits of a tax position taken or expected to be taken in a tax return.


        Midland National is considered public solely for purposes of SFAS 109 and FIN 48, and adopted FIN 48 as of January 1, 2007. Consequently, Midland National recognizes tax benefits only on tax positions where it is "more likely than not" to prevail. There was no effect on Midland National's financial statements from adopting FIN 48.


        The Company's subsidiary, SFG Reinsurance Company, has elected to defer the application of FIN 48 until 2009 in accordance with FSP FIN 48-3 which permits this deferral for non-public entities.


        A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:


                                                                                            2008               2007

Balance at January 1                                                                       $  1,407           $  1,257
Additions based on tax positions related to the current year                                    596                  -
Reductions based on tax positions related to the current year                                  (775)                 -
Additions based on tax positions related to prior years                                       7,547                150
Settlements/Statute expiration                                                                 (800)                 -
                                                                                   -----------------  -----------------
Balance at December 31                                                                     $  7,975           $  1,407
                                                                                   -----------------  -----------------


        The Company anticipates it is reasonably possible that the unrecognized benefits will decrease in the range of $183 to $4,375 by the end of 2009. The Company recognizes interest and/or penalties as a component of tax expense. The Company had approximately $489 and $23 of accrued interest and penalties at December 31, 2008 and 2007, respectively.


        In 2007, the Internal Revenue Service (IRS) commenced an examination of the Company's income tax returns for 2004 through 2006. The examination was in progress at December 31, 2008.


12.     Statutory Financial Data and Dividend Restrictions


        The Company is domiciled in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state. "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners ("NAIC"). "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices differ from state to state and company to company.


        The prescribed and permitted practices used by the Company include the following:


        1. In 2006 Iowa issued a prescribed practice that allows other than market value for assets held in separate accounts where general account guarantees are present on such separate accounts. As a result, the Company carries the assets of the separate accounts related to its bank owned life insurance products at book value.

        2. In 2008 Iowa issued a prescribed practice to account for call option derivative assets that hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices at amortized cost. The prescribed practice also provides guidance to determine indexed annuity reserve calculations based on the Guideline 35 Reserve assuming the market value of the call option(s) associated with the current index term is zero, regardless of the observable market for such option(s). At the conclusion of the index term, credited interest is reflected in the reserve as realized, based on actual index performance. The Company adopted this prescribed practice in 2008.

        3. In 2008 Iowa issued the Company a permitted practice to determine the amount of deferred income taxes assets ("DTA") that it can admit based on a different set of parameters as compared to those prescribed in Statement of Statutory Accounting Principles No. 10
               - Income Taxes. Specifically, the amount of DTA's that can be admitted has changed from the amount expected to be realized within one year of the balance sheet date to the amount expected to be realized within three years of the balance sheet date. In addition, the limit on the amount of DTA's that an Iowa insurer can carry was increased from the NAIC limit of 10% to the Iowa limit of 15% of statutory capital and surplus (as adjusted).

        The combined effect of applying these prescribed and permitted practices in 2008 increased the Company's statutory-based surplus by $122,881. The risk-based capital excluding the effect of these prescribed and permitted practices would not have resulted in a regulatory trigger event.


        Generally, the net assets of an Iowa domiciled insurance company available for distribution to its stockholders are limited to the amounts by which the net assets, as determined in accordance with statutory accounting practices, exceed minimum regulatory statutory capital requirements. All payments of dividends or other distributions to stockholders are subject to approval by regulatory authorities. The maximum amount of dividends that can be paid by the Company during any 12-month period, without prior approval of the Iowa insurance commissioner, is limited according to statutory regulations and is a function of statutory equity and statutory net income (generally, the greater of statutory-basis net gain from operations or 10% of prior year-end statutory-basis surplus). The Company paid dividends of $46,740, $43,345 and $47,200 in 2008, 2007 and 2006, respectively.
        Dividends payable in 2009 up to approximately $124,000 will not require prior approval of regulatory authorities.


        The statutory net income of the Company for the years ended December 31, 2008, 2007 and 2006, is approximately $111,000, $112,000 and $155,000, respectively, and reported capital and surplus at December 31, 2008, 2007 and 2006, is approximately $1,240,000, $1,109,000 and $1,020,000, respectively, in accordance with statutory accounting principles.


13.     Operating Leases


        The Company leases certain equipment and office space. Rental expense on operating leases of approximately $3,948, $4,052 and $4,741, were incurred in 2008, 2007 and 2006, respectively. The approximate future minimum lease payments under non-cancellable leases at December 31, 2008, are as follows:


        Year ending December 31,
        2009                                      $  2,519
        2010                                         2,146
        2011                                         2,197
        2012                                         2,231
        2013                                         2,169
        Thereafter                                   3,903
                                            ---------------
                                                  $ 15,165
                                            ---------------



14.     Employee Benefits Plans


        The Company participates in noncontributory defined benefit pension plan sponsored by SEI that covers certain full-time employees. Effective December 31, 2004, the plan sponsor approved a plan amendment to freeze the participants' accounts of the noncontributory defined benefit pension plan, which had the effect of establishing each participant's earned accrued benefit as of December 31, 2004. In addition, the participants' benefits shall be payable pursuant to the terms of the Plan to the extent each participant is or becomes 100% vested in such accrued benefits.


        In addition, the Company provides certain postretirement health care and life insurance benefits for eligible active and retired employees through health and welfare benefit plans.


        The following tables summarize the benefit obligations, the funded status and other additional information related to these plans as of December 31, 2008 and 2007. The pension benefit amounts reflect an allocation of the Company's portion of the SEI plan:


                                                                        Pension Benefits             Other Benefits
                                                                    --------------------------  -------------------------
                                                                         2008          2007          2008         2007
Obligation and funded status
Accumulated benefit obligation at December 31                          $ 32,884      $ 30,836      $ 13,319     $ 14,490
Fair value of plan assets at December 31                                 29,148        30,488             -            -
                                                                    ------------ -------------  ------------ ------------
Funded status at December 31                                            $(3,736)       $ (348)     $(13,319)    $(14,490)
                                                                    ------------ -------------  ------------ ------------
Accrued benefit liability recognized
 in financial statements                                                $(3,736)       $ (348)     $(13,319)    $(14,490)
                                                                    ------------ -------------  ------------ ------------

Changes in liability for benefits recognized in
 accumulated other comprehensive income (loss)
Beginning balance                                                       $(5,007)      $(7,171)      $(3,750)       $   -
Net gain amortized into net periodic benefit costs                          224             -            43            -
Net gain arising during the period                                       (3,820)        2,164         1,905            -
SFAS Statement No. 158 adoption adjustment                                    -             -             -       (3,750)
                                                                    ------------ -------------  ------------ ------------
Balance at December 31                                                  $(8,603)      $(5,007)      $(1,802)     $(3,750)
                                                                    ------------ -------------  ------------ ------------

Changes in deferred taxes recognized in
 accumulated other comprehensive income (loss)                          $ 1,259        $ (757)       $ (682)     $ 1,312
                                                                    ------------ -------------  ------------ ------------





                                                            Pension Benefits                         Other Benefits
                                                --------------------------------------- ----------------------------------------
                                                      2008          2007         2006          2008         2007          2006
Additional information
Net periodic benefit (income) costs                  $ (208)       $ (426)      $ (243)      $ 1,286      $ 1,778       $ 1,543
Employer contributions                                    -         1,231        2,591           509          397           300
Employee contributions                                    -             -            -           113          106           107
Benefit payments                                        529           444          322           622          503           407

Actuarial assumptions
Weighted-average assumptions, used to
determine benefit obligations as of
December 31
    Discount rate                                  6.25%        6.25%         5.75%        6.25%         6.25%         5.75%
    Rate of compensation increase                   N/A          N/A           N/A         4.25%                -             -

Weighted-average assumptions used
 to determine net costs
 as of December 31
    Discount rate                                  6.25%        5.75%         5.50%        6.25%         5.75%         5.50%
    Expected return on plan assets                 7.50%        7.50%         7.50%                -            -             -
    Rate of compensation increase                   N/A          N/A           N/A         4.25%                -             -



        For measurement purposes, a 9.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2008. The rate was assumed to decrease gradually to 4.5% in 2013, and remain at that level thereafter.


        The measurement date for the plan was December 31, 2008.


        For 2008, the weighted average expected long-term rate of return on assets was 7.5%. In developing this assumption, the plan sponsor evaluated input from its third party pension plan asset managers, including their review of asset class return expectations and long-term inflation assumptions. The plan sponsor also considered its historical average return, which was in line with the expected long-term rate of return assumption for 2008.


        The defined benefit pension plan asset allocation as of the measurement date and target asset allocation, presented as a percentage of total plan assets, were as follows:


                                          2008
                                         Target      2008          2007

Fixed income and other securities            60%        65%          58%
Equity and equity correlated assets          35%        29%          41%
Other, including cash                         5%         6%           1%
                                        ---------  ---------   ----------

              Total                         100%       100%         100%
                                        ---------  ---------   ----------


        It is the plan sponsor's policy to invest pension plan assets in a diversified portfolio consisting of an array of assets matching the target asset allocations above. The investment risk of the assets is limited by appropriate diversification both within and between asset classes. The assets are managed with a view to ensuring that sufficient liquidity will be available to meet the expected cash flow requirements of the plan.


        The Company expects to contribute $0 to the pension plan in 2009.


        The following estimated future benefit payments, which reflect expected future service, as appropriate, are expected to be paid in the years indicated:



                                          Pension          Other
                                         Benefits         Benefits

        Year ending December 31,
        2009                              $  669          $  711
        2010                                 795             788
        2011                                 945             831
        2012                               1,116             835
        2013                               1,280             887
        2014-2018                          8,616           4,856



        In September 2006, the FASB issued SFAS No. 158, Employers Accounting for Defined Benefit and Other Retirement Plans-an amendment of FASB Statements Nos. 87, 88, 106 and 132 (R) ("SFAS 158"). SFAS 158 requires employers to recognize the overfunded or underfunded status of defined benefit pension and other postretirement benefit plans as an asset or liability in its financial statements, measured as the difference between the fair value of plan assets and the projected benefit obligation as of the end of our fiscal year end. SFAS 158 also requires employers to recognize changes in the funded status of defined benefit pension and other post retirement plans in the year in which the changes occur through other accumulated comprehensive income. This portion of SFAS 158 was effective for fiscal years ending after December 15, 2007 and was adopted by the Company in 2007. In addition, SFAS 158 also requires measurement of plan assets and benefit obligations as of the end of the employer's fiscal year beginning with fiscal years ending after December 15, 2008.

        The incremental effects of applying this Statement on the individual line items of the Company's Consolidated Balance Sheet as of December 31, 2007 were as follows:


                                    Balance Before                 Balance After
                                     adoption of                    adoption of
                                       SFAS 158      Adjustments      SFAS 158

Federal Income tax asset             $   156,255     $    1,312     $   157,567
Other liabilities                    $   348,864     $    3,750     $   352,614
Accumulated other comprehensive
income (loss)                        $   (53,102)    $   (2,438)    $   (55,540)


        The Company also participates in a noncontributory Employee Stock Ownership Plan ("ESOP"), which is qualified as a stock bonus plan. All employees are eligible to participate in this plan upon satisfying eligibility requirements. The ESOP is sponsored by SEI. Each year the Company makes a contribution to the ESOP as determined by the Board of SEI. The contributions to the ESOP for 2008, 2007 and 2006 were $8,187, $6,119 and $6,634, respectively. The expense for 2008, 2007 and 2006 was $9,064, $8,397 and $6,026, respectively. All contributions to the ESOP are held in trust.


        Impact of Medicare Modernization Act on Postretirement Benefits FASB Staff Position ("FSP") FAS 106-2, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2004 ("FSP FAS 106-2") provides guidance on accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "Modernization Act"). The Modernization Act provides, among other things, a federal subsidy to plan sponsors who maintain postretirement health care plans that provide prescription drug benefits and meet certain equivalency criteria.


        The Company has determined that, for the majority of the plan participants, the drug benefits provided by its existing postretirement health plan are actuarially equivalent to the new Medicare benefit, and as a result the Company is eligible for the government subsidy. Accordingly, the plan's accumulated postretirement benefit obligation was reduced upon the adoption of this new guidance in 2005. This reduction was treated as a deferred experience gain, which will be amortized as a reduction of net periodic postretirement cost over the average remaining service period of participating employees expected to receive benefits under the plan. For the year ended December 31, 2008 and 2007, the gains produced by recognition of the Modernization Act reduced net periodic postretirement cost by approximately $336 and $228, respectively.


15.     Other Related Party Transactions

        The Company pays fees to SEI under management contracts that cover certain investment, accounting, employee benefits and management services. The Company was charged $13,346, $12,034 and $11,040 in 2008, 2007 and 2006, respectively, related to these contracts.

        The Company pays investment management fees to an affiliate, The Guggenheim Group, L.L.C. The Company was charged $21,209, $19,900 and $21,247 in 2008, 2007 and 2006, respectively. The fee is calculated based on the average fair value of invested assets under management times a contractual rate.

        The Company provided certain administrative services to North American for which it was reimbursed $14,151, $11,121, and $5,683 in 2008, 2007 and 2006, respectively, for the costs incurred to render such services.

        The Company pays sales commissions to Sammons Securities, Inc. ("SSI"), a broker-dealer company, associated with the variable life and annuity premiums placed with the Company's separate account funds and other fixed annuity product sales. The Company incurred commissions of approximately $891, $1,338 and $1,035 in 2008, 2007 and 2006,
        respectively, related to SSI sales.

        The Company holds a mortgage loan on the property of an indirect affiliate, The Grove Park Inn. The balance of the loan was $28,176 and $29,524 as December 31, 2008 and 2007, respectively. The Company earned interest income on the loan of $1,887, $1,971 and $2,050 in 2008, 2007 and 2006, respectively.

16.     Commitments and Contingencies

        The Company has, in the normal course of business, claims and lawsuits filed against it. In some cases the damages sought are substantially in excess of contractual policy benefits. The Company believes these claims and lawsuits, either individually or in aggregate, will not materially affect the Company's financial position or results of operations.

        At December 31, 2008, the Company had outstanding capital commitments to limited partnerships of $372,979, of which $224,400 relates to the variable interest entity, Guggenheim Partners Opportunistic Fund, LLC.

        The Company makes funding commitments to various private placement bond issuers. As of December 31, 2008, the Company had $46,486 of outstanding private placement bond funding commitments.

        Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The Company does not believe such assessments will be materially different from amounts already provided for in the financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

            Midland National Life
            Insurance Company
            Separate Account C
            Financial Statements
            December 31, 2008 and 2007

Midland National Life Insurance Company
Separate Account C
Index
--------------------------------------------------------------------------------


                                                                         Page(s)


Report of Independent Registered Public Accounting Firm......................1


Financial Statements


Statements of Assets and Liabilities, Operations and
Changes in Net Assets...................................................2-147


Notes to Financial Statements..........................................148-171

                                                      PricewaterhouseCoopers LLP
                                                                      Suite 1800
                                                           100 E. Wisconsin Ave.
                                                              Milwaukee WI 53202
                                                        Telephone (414) 212 1600
                                                        Facsimile (414) 212 1880
                                                                     www.pwc.com




                Report of Independent Registered Public Accounting Firm



The Board of Directors and Stockholder of
Midland National Life Insurance Company and
Policyholders of the Midland National Life Insurance
Company Separate Account C


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations, changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of the subaccounts of the Midland National Life Insurance Company Separate Account C (which includes the Fidelity Variable Insurance Products Fund I, the Fidelity Variable Insurance Products Fund II, the Fidelity Variable Insurance Products Fund III, the American Century Variable Portfolios, Inc., the MFS Variable Insurance Trust, the Lord Abbett Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the AIM Variable Insurance Funds, the LEVCO Series Trust, the J.P. Morgan Series Trust II, the Rydex Variable Trust, the ProFunds VP, the Van Eck Worldwide Insurance Trust, the Janus Aspen Series, the PIMCO Variable Insurance Trust, the Goldman Sachs Variable Insurance Trust, the Neuberger Berman Advisers Management Trust, the Premier VIT, the Credit Suisse Trust, the Dreyfus Variable Investment Fund, the Direxion Insurance Trust, the Van Kampen Life Investment Trust, the Van Kampen Universal Institutional Funds and the Northern Lights Variable Trust subaccount thereof) at December 31, 2008, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights are the responsibility of Midland National Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of the number of shares owned at December 31, 2008 by correspondence with the custodians, provide a reasonable basis for our opinion.




April 21, 2009

Midland National Life Insurance Company
Separate Account C
Accumulated Total for All Portfolios
----------------------------------------------------------------------------------------

    Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                                Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                  Investment income:
     (cost $507,796,143)                     $ 376,809,429       Dividend income                                $  8,994,027
                                                                 Capital gains distributions                      24,118,887
                                                                                                             ----------------
Liabilities                                              -
                                             --------------
                                                                                                                  33,112,914
                                                                                                             ----------------
Net assets                                   $ 376,809,429   Expenses:
                                             --------------
                                                                 Administrative expense                              303,899
                                                                 Mortality and expense risk                        7,044,464
                                                                 Contract maintenance charge                         130,288
                                                                                                             ----------------

                                                                                                                   7,478,651
                                                                                                             ----------------

                                                             Net investment income                                25,634,263

                                                             Realized and unrealized gains
                                                               (losses) on investments
                                                                 Net realized losses on investments              (39,082,427)
                                                                 Net unrealized depreciation on
                                                                  investments                                   (157,069,163)
                                                                                                             ----------------

                                                             Net decrease in net assets resulting from
                                                              operations                                       $(170,517,327)
                                                                                                             ----------------

-----------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2007 and 2006

                                                                                               2008               2007

Net assets at beginning of year                                                            $  529,928,621      $ 418,669,891

Net (decrease) increase in net assets resulting from operations                              (170,517,327)        34,378,643

Capital shares transactions
   Net premiums                                                                                94,430,831        134,331,230
   Transfers of policy loans                                                                       34,837            122,948
   Transfers of surrenders                                                                    (38,928,276)       (38,548,381)
   Transfers of death benefits                                                                 (3,205,517)        (6,366,545)
   Transfers of other terminations                                                            (15,549,406)       (13,617,270)
   Interfund and net transfers to general account                                             (19,384,334)           958,105
                                                                                         -----------------   ----------------

     Net increase in net assets from capital share transactions                                17,398,135         76,880,087
                                                                                         -----------------   ----------------

Total (decrease) increase in net assets                                                      (153,119,192)       111,258,730
                                                                                         -----------------   ----------------

Net assets at end of year                                                                  $  376,809,429      $ 529,928,621
                                                                                         -----------------   ----------------





The accompanying notes are an integral part of these financial statements.




                                           2


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Money Market Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     30,455,561 shares (cost $30,455,561)    $ 30,455,561       Dividend income                               $    897,523
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                   897,523
                                                                                                            ---------------
Net assets                                   $ 30,455,561   Expenses:
                                            --------------
                                                                Administrative expense                              18,297
                                                                Mortality and expense risk                         429,364
                                                                Contract maintenance charge                          4,012
                                                                                                            ---------------

                                                                                                                   451,673
                                                                                                            ---------------

                                                            Net investment income                                  445,850

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized gains on investments                            -
                                                            Net unrealized appreciation on
                                                                 investments                                             -
                                                                                                            ---------------

                                                            Net increase in net assets resulting from
                                                             operations                                       $    445,850
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $   23,737,231     $  14,116,225

Net increase in net assets resulting from operations                                             445,850           767,072

Capital shares transactions
   Net premiums                                                                                7,650,340        10,329,369
   Transfers of policy loans                                                                         110            67,648
   Transfers of surrenders                                                                    (4,604,455)       (4,148,743)
   Transfers of death benefits                                                                  (128,901)         (129,390)
   Transfers of other terminations                                                            (1,585,427)         (874,610)
   Interfund and net transfers to general account                                              4,940,813         3,609,660
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                6,272,480         8,853,934
                                                                                        -----------------   ---------------

Total increase in net assets                                                                   6,718,330         9,621,006
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $   30,455,561     $  23,737,231
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           3


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I High Income Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     2,284,912 shares (cost $10,758,449)     $  8,923,331       Dividend income                               $    473,382
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                   473,382
                                                                                                            ---------------
Net assets                                   $  8,923,331   Expenses:
                                            --------------
                                                                Administrative expense                               5,098
                                                                Mortality and expense risk                         102,113
                                                                Contract maintenance charge                          1,901
                                                                                                            ---------------

                                                                                                                   109,112
                                                                                                            ---------------

                                                            Net investment income                                  364,270

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (444,694)
                                                            Net unrealized depreciation on
                                                                 investments                                    (1,315,960)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                      $  (1,396,384)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    6,821,157     $  11,094,651

Net (decrease) increase in net assets resulting from operations                               (1,396,384)          204,552

Capital shares transactions
   Net premiums                                                                                1,114,461         1,358,012
   Transfers of policy loans                                                                         714             1,578
   Transfers of surrenders                                                                      (660,256)         (922,805)
   Transfers of death benefits                                                                   (31,626)          (45,692)
   Transfers of other terminations                                                              (277,725)         (369,590)
   Interfund and net transfers to general account                                              3,352,990        (4,499,549)
                                                                                        -----------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                     3,498,558        (4,478,046)
                                                                                        -----------------   ---------------

Total increase (decrease) in net assets                                                        2,102,174        (4,273,494)
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    8,923,331      $  6,821,157
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           4


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Equity-Income Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     730,339 shares (cost $17,559,352)       $  9,566,380       Dividend income                               $    339,011
                                                                Capital gains distributions                         17,034
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                   356,045
                                                                                                            ---------------
Net assets                                   $  9,566,380   Expenses:
                                            --------------
                                                                Administrative expense                              15,424
                                                                Mortality and expense risk                         203,552
                                                                Contract maintenance charge                          9,517
                                                                                                            ---------------

                                                                                                                   228,493
                                                                                                            ---------------

                                                            Net investment income                                  127,552

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                  (1,441,415)
                                                            Net unrealized depreciation on
                                                                 investments                                    (6,756,436)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                      $  (8,070,299)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $   20,839,681     $  21,533,997

Net (decrease) increase in net assets resulting from operations                               (8,070,299)           57,309

Capital shares transactions
   Net premiums                                                                                1,697,315         3,349,881
   Transfers of policy loans                                                                      16,568            11,871
   Transfers of surrenders                                                                    (1,811,848)       (2,748,092)
   Transfers of death benefits                                                                  (171,755)          (94,357)
   Transfers of other terminations                                                              (541,380)         (684,042)
   Interfund and net transfers to general account                                             (2,391,902)         (586,886)
                                                                                        -----------------   ---------------

     Net decrease in net assets from capital share transactions                               (3,203,002)         (751,625)
                                                                                        -----------------   ---------------

Total decrease in net assets                                                                 (11,273,301)         (694,316)
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    9,566,380     $  20,839,681
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           5


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Growth Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     297,318 shares (cost $10,321,159)       $  6,988,256       Dividend income                                $    87,188
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                    87,188
                                                                                                            ---------------
Net assets                                   $  6,988,256   Expenses:
                                            --------------
                                                                Administrative expense                              16,883
                                                                Mortality and expense risk                         158,749
                                                                Contract maintenance charge                         16,882
                                                                                                            ---------------

                                                                                                                   192,514
                                                                                                            ---------------

                                                            Net investment loss                                   (105,326)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized gains on investments                      987,922
                                                            Net unrealized depreciation on
                                                                 investments                                    (8,296,602)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                      $  (7,414,006)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $   19,372,697     $  16,227,378

Net (decrease) increase in net assets resulting from operations                               (7,414,006)        3,948,070

Capital shares transactions
   Net premiums                                                                                  515,813           627,208
   Transfers of policy loans                                                                       1,591            21,548
   Transfers of surrenders                                                                    (1,847,714)       (2,536,422)
   Transfers of death benefits                                                                   (34,838)          (73,882)
   Transfers of other terminations                                                              (341,822)         (505,050)
   Interfund and net transfers to general account                                             (3,263,465)        1,663,847
                                                                                        -----------------   ---------------

     Net decrease in net assets from capital share transactions                               (4,970,435)         (802,751)
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                      (12,384,441)        3,145,319
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    6,988,256     $  19,372,697
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           6


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Overseas Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     700,623 shares (cost $14,570,007)       $  8,477,770       Dividend income                               $    311,387
                                                                Capital gains distributions                      1,411,398
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                 1,722,785
                                                                                                            ---------------
Net assets                                   $  8,477,770   Expenses:
                                            --------------
                                                                Administrative expense                               9,530
                                                                Mortality and expense risk                         169,228
                                                                Contract maintenance charge                          4,066
                                                                                                            ---------------

                                                                                                                   182,824
                                                                                                            ---------------

                                                            Net investment income                                1,539,961

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (449,377)
                                                            Net unrealized depreciation on
                                                                 investments                                    (7,890,791)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                      $  (6,800,207)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $   15,664,550     $  11,507,143

Net (decrease) increase in net assets resulting from operations                               (6,800,207)        1,951,511

Capital shares transactions
   Net premiums                                                                                1,813,284         2,731,646
   Transfers of policy loans                                                                      (1,105)            4,512
   Transfers of surrenders                                                                      (830,115)         (871,106)
   Transfers of death benefits                                                                   (55,610)          (16,094)
   Transfers of other terminations                                                              (314,162)         (350,682)
   Interfund and net transfers to general account                                               (998,865)          707,620
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                      (386,573)        2,205,896
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                       (7,186,780)        4,157,407
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    8,477,770     $  15,664,550
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           7


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund I Mid Cap Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     339,021 shares (cost $10,522,370)       $  6,206,550       Dividend income                                $    36,433
                                                                Capital gains distributions                      1,836,133
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                 1,872,566
                                                                                                            ---------------
Net assets                                   $  6,206,550   Expenses:
                                            --------------
                                                                Administrative expense                              10,653
                                                                Mortality and expense risk                         143,215
                                                                Contract maintenance charge                          4,775
                                                                                                            ---------------

                                                                                                                   158,643
                                                                                                            ---------------

                                                            Net investment income                                1,713,923

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                  (1,204,336)
                                                            Net unrealized depreciation on
                                                                 investments                                    (5,421,328)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                      $  (4,911,741)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $   13,552,658     $  11,741,995

Net (decrease) increase in net assets resulting from operations                               (4,911,741)        1,679,752

Capital shares transactions
   Net premiums                                                                                  986,384         2,073,356
   Transfers of policy loans                                                                       6,980               (14)
   Transfers of surrenders                                                                      (870,710)         (799,825)
   Transfers of death benefits                                                                   (21,403)           (3,879)
   Transfers of other terminations                                                              (255,053)         (324,812)
   Interfund and net transfers to general account                                             (2,280,565)         (813,915)
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                    (2,434,367)          130,911
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                       (7,346,108)        1,810,663
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    6,206,550     $  13,552,658
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           8


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Asset Manager Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     175,000 shares (cost $2,460,436)        $  1,801,191       Dividend income                                $    62,195
                                                                Capital gains distributions                        306,378
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                   368,573
                                                                                                            ---------------
Net assets                                   $  1,801,191   Expenses:
                                            --------------
                                                                Administrative expense                               3,945
                                                                Mortality and expense risk                          37,102
                                                                Contract maintenance charge                          3,236
                                                                                                            ---------------

                                                                                                                    44,283
                                                                                                            ---------------

                                                            Net investment income                                  324,290

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                     (54,175)
                                                            Net unrealized depreciation on
                                                                 investments                                    (1,195,724)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (925,609)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    3,373,611      $  3,709,259

Net (decrease) increase in net assets resulting from operations                                 (925,609)          445,372

Capital shares transactions
   Net premiums                                                                                  115,631            89,917
   Transfers of policy loans                                                                       2,592            10,878
   Transfers of surrenders                                                                      (487,414)         (642,547)
   Transfers of death benefits                                                                   (49,199)          (28,607)
   Transfers of other terminations                                                              (145,871)         (211,152)
   Interfund and net transfers to general account                                                (82,550)              491
                                                                                        -----------------   ---------------

     Net decrease in net assets from capital share transactions                                 (646,811)         (781,020)
                                                                                        -----------------   ---------------

Total decrease in net assets                                                                  (1,572,420)         (335,648)
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    1,801,191      $  3,373,611
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           9


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Investment Grade Bond Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     632,627 shares (cost $7,817,493)        $  7,439,169       Dividend income                               $    338,107
                                                                Capital gains distributions                          6,644
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                   344,751
                                                                                                            ---------------
Net assets                                   $  7,439,169   Expenses:
                                            --------------
                                                                Administrative expense                               9,026
                                                                Mortality and expense risk                         112,252
                                                                Contract maintenance charge                          3,691
                                                                                                            ---------------

                                                                                                                   124,969
                                                                                                            ---------------

                                                            Net investment income                                  219,782

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (281,921)
                                                            Net unrealized depreciation on
                                                                 investments                                      (400,314)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (462,453)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    8,235,997      $  7,301,026

Net (decrease) increase in net assets resulting from operations                                 (462,453)          211,203

Capital shares transactions
   Net premiums                                                                                  941,894         1,124,430
   Transfers of policy loans                                                                      12,290             4,026
   Transfers of surrenders                                                                      (993,211)         (663,987)
   Transfers of death benefits                                                                   (85,083)          (17,300)
   Transfers of other terminations                                                              (352,542)         (232,685)
   Interfund and net transfers to general account                                                142,277           509,284
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                      (334,375)          723,768
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                         (796,828)          934,971
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    7,439,169      $  8,235,997
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           10


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Index 500 Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     213,345 shares (cost $30,397,277)       $ 21,069,140       Dividend income                               $    590,567
                                                                Capital gains distributions                        334,941
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                   925,508
                                                                                                            ---------------
Net assets                                   $ 21,069,140   Expenses:
                                            --------------
                                                                Administrative expense                              25,268
                                                                Mortality and expense risk                         425,114
                                                                Contract maintenance charge                         16,682
                                                                                                            ---------------

                                                                                                                   467,064
                                                                                                            ---------------

                                                            Net investment income                                  458,444

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized gains on investments                      597,403
                                                            Net unrealized depreciation on
                                                                 investments                                   (14,592,644)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                      $ (13,536,797)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $   37,472,471     $  38,168,761

Net (decrease) increase in net assets resulting from operations                              (13,536,797)        1,439,069

Capital shares transactions
   Net premiums                                                                                2,597,953         5,209,856
   Transfers of policy loans                                                                       7,851            (5,388)
   Transfers of surrenders                                                                    (3,220,742)       (4,339,500)
   Transfers of death benefits                                                                  (250,898)         (187,903)
   Transfers of other terminations                                                              (931,451)       (1,072,168)
   Interfund and net transfers to general account                                             (1,069,247)       (1,740,256)
                                                                                        -----------------   ---------------

     Net decrease in net assets from capital share transactions                               (2,866,534)       (2,135,359)
                                                                                        -----------------   ---------------

Total decrease in net assets                                                                 (16,403,331)         (696,290)
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $   21,069,140     $  37,472,471
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           11


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Contrafund Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     1,192,249 shares (cost $32,878,883)     $ 18,210,919       Dividend income                               $    240,799
                                                                Capital gains distributions                        815,373
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                 1,056,172
                                                                                                            ---------------
Net assets                                   $ 18,210,919   Expenses:
                                            --------------
                                                                Administrative expense                              26,709
                                                                Mortality and expense risk                         371,248
                                                                Contract maintenance charge                         16,084
                                                                                                            ---------------

                                                                                                                   414,041
                                                                                                            ---------------

                                                            Net investment income                                  642,131

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                  (2,419,224)
                                                            Net unrealized depreciation on
                                                                 investments                                   (13,210,612)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                      $ (14,987,705)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $   36,545,523     $  34,707,617

Net (decrease) increase in net assets resulting from operations                              (14,987,705)        5,148,331

Capital shares transactions
   Net premiums                                                                                2,310,578         3,902,343
   Transfers of policy loans                                                                         754            (5,415)
   Transfers of surrenders                                                                    (2,250,979)       (3,178,370)
   Transfers of death benefits                                                                  (106,405)         (196,703)
   Transfers of other terminations                                                              (767,077)         (816,954)
   Interfund and net transfers to general account                                             (2,533,770)       (3,015,326)
                                                                                        -----------------   ---------------

     Net decrease in net assets from capital share transactions                               (3,346,899)       (3,310,425)
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                      (18,334,604)        1,837,906
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $   18,210,919     $  36,545,523
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           12


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund II Asset Manager: Growth Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     106,190 shares (cost $1,307,905)        $  1,026,358       Dividend income                                $    26,869
                                                                Capital gains distributions                          1,246
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                    28,115
                                                                                                            ---------------
Net assets                                   $  1,026,358   Expenses:
                                            --------------
                                                                Administrative expense                               2,285
                                                                Mortality and expense risk                          22,582
                                                                Contract maintenance charge                          1,813
                                                                                                            ---------------

                                                                                                                    26,680
                                                                                                            ---------------

                                                            Net investment income                                    1,435

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized gains on investments                       73,821
                                                            Net unrealized depreciation on
                                                                 investments                                      (705,329)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (630,073)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    1,973,554      $  1,982,332

Net (decrease) increase in net assets resulting from operations                                 (630,073)          305,239

Capital shares transactions
   Net premiums                                                                                   81,821           124,102
   Transfers of policy loans                                                                        (164)              211
   Transfers of surrenders                                                                      (223,138)         (353,486)
   Transfers of death benefits                                                                   (39,497)           (3,655)
   Transfers of other terminations                                                               (76,493)          (78,712)
   Interfund and net transfers to general account                                                (59,652)           (2,477)
                                                                                        -----------------   ---------------

     Net decrease in net assets from capital share transactions                                 (317,123)         (314,017)
                                                                                        -----------------   ---------------

Total decrease in net assets                                                                    (947,196)           (8,778)
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    1,026,358      $  1,973,554
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           13


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Balanced Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     287,697 shares (cost $4,120,085)        $  2,823,637       Dividend income                                $    65,465
                                                                Capital gains distributions                        174,221
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                   239,686
                                                                                                            ---------------
Net assets                                   $  2,823,637   Expenses:
                                            --------------
                                                                Administrative expense                               4,221
                                                                Mortality and expense risk                          62,232
                                                                Contract maintenance charge                          1,998
                                                                                                            ---------------

                                                                                                                    68,451
                                                                                                            ---------------

                                                            Net investment income                                  171,235

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (256,417)
                                                            Net unrealized depreciation on
                                                                 investments                                    (1,747,803)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                      $  (1,832,985)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    5,600,880      $  5,186,380

Net (decrease) increase in net assets resulting from operations                               (1,832,985)          393,246

Capital shares transactions
   Net premiums                                                                                  269,513           981,297
   Transfers of policy loans                                                                       7,904             3,413
   Transfers of surrenders                                                                      (368,087)         (858,346)
   Transfers of death benefits                                                                   (26,495)          (41,927)
   Transfers of other terminations                                                              (178,084)         (198,500)
   Interfund and net transfers to general account                                               (649,009)          135,317
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                      (944,258)           21,254
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                       (2,777,243)          414,500
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    2,823,637      $  5,600,880
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           14


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Growth & Income Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     276,333 shares (cost $3,697,380)        $  2,421,840       Dividend income                                $    42,054
                                                                Capital gains distributions                        429,977
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                   472,031
                                                                                                            ---------------
Net assets                                   $  2,421,840   Expenses:
                                            --------------
                                                                Administrative expense                               4,958
                                                                Mortality and expense risk                          50,138
                                                                Contract maintenance charge                          4,159
                                                                                                            ---------------

                                                                                                                    59,255
                                                                                                            ---------------

                                                            Net investment income                                  412,776

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized gains on investments                       23,966
                                                            Net unrealized depreciation on
                                                                 investments                                    (2,390,838)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                      $  (1,954,096)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    4,995,965      $  5,359,635

Net (decrease) increase in net assets resulting from operations                               (1,954,096)          522,015

Capital shares transactions
   Net premiums                                                                                  141,199           134,224
   Transfers of policy loans                                                                          (1)            1,884
   Transfers of surrenders                                                                      (438,210)         (666,499)
   Transfers of death benefits                                                                   (34,720)          (15,952)
   Transfers of other terminations                                                              (172,396)         (173,563)
   Interfund and net transfers to general account                                               (115,901)         (165,779)
                                                                                        -----------------   ---------------

     Net decrease in net assets from capital share transactions                                 (620,029)         (885,685)
                                                                                        -----------------   ---------------

Total decrease in net assets                                                                  (2,574,125)         (363,670)
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    2,421,840      $  4,995,965
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           15


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Growth Opportunities Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     117,329 shares (cost $1,765,363)        $  1,171,472       Dividend income                                $     7,986
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                     7,986
                                                                                                            ---------------
Net assets                                   $  1,171,472   Expenses:
                                            --------------
                                                                Administrative expense                               3,184
                                                                Mortality and expense risk                          32,241
                                                                Contract maintenance charge                          2,785
                                                                                                            ---------------

                                                                                                                    38,210
                                                                                                            ---------------

                                                            Net investment loss                                    (30,224)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (285,860)
                                                            Net unrealized depreciation on
                                                                 investments                                    (1,389,520)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                      $  (1,705,604)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    3,021,779      $  2,714,338

Net (decrease) increase in net assets resulting from operations                               (1,705,604)          475,516

Capital shares transactions
   Net premiums                                                                                   64,505            65,647
   Transfers of policy loans                                                                         870             6,954
   Transfers of surrenders                                                                      (370,204)         (398,530)
   Transfers of death benefits                                                                    (8,310)          (31,016)
   Transfers of other terminations                                                               (64,827)          (75,465)
   Interfund and net transfers to general account                                                233,263           264,335
                                                                                        -----------------   ---------------

     Net decrease in net assets from capital share transactions                                 (144,703)         (168,075)
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                       (1,850,307)          307,441
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    1,171,472      $  3,021,779
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           16


Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products Fund III Value Strategies Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     31,756 shares (cost $329,749)            $   157,512       Dividend income                                $     1,380
                                                                Capital gains distributions                         66,596
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                    67,976
                                                                                                            ---------------
Net assets                                    $   157,512   Expenses:
                                            --------------
                                                                Administrative expense                                  79
                                                                Mortality and expense risk                           4,521
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     4,600
                                                                                                            ---------------

                                                            Net investment income                                   63,376

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (105,831)
                                                            Net unrealized depreciation on
                                                                 investments                                      (150,893)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (193,348)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     370,267      $    180,357

Net (decrease) increase in net assets resulting from operations                                 (193,348)          104,690

Capital shares transactions
   Net premiums                                                                                  101,315           251,812
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                       (10,793)           (2,261)
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                (1,875)          (22,228)
   Interfund and net transfers to general account                                               (108,054)         (142,103)
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                       (19,407)           85,220
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                         (212,755)          189,910
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     157,512      $    370,267
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           17


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Balanced Fund
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     406,877 shares (cost $2,694,719)        $  2,148,308       Dividend income                                $    65,353
                                                                Capital gains distributions                        189,363
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                   254,716
                                                                                                            ---------------
Net assets                                   $  2,148,308   Expenses:
                                            --------------
                                                                Administrative expense                               1,499
                                                                Mortality and expense risk                          35,916
                                                                Contract maintenance charge                            716
                                                                                                            ---------------

                                                                                                                    38,131
                                                                                                            ---------------

                                                            Net investment income                                  216,585

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (142,958)
                                                            Net unrealized depreciation on
                                                                 investments                                      (662,492)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (588,865)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    2,926,118      $  2,721,274

Net (decrease) increase in net assets resulting from operations                                 (588,865)           92,927

Capital shares transactions
   Net premiums                                                                                  147,447           391,617
   Transfers of policy loans                                                                        (576)              187
   Transfers of surrenders                                                                      (248,369)         (223,185)
   Transfers of death benefits                                                                    (1,162)          (13,668)
   Transfers of other terminations                                                              (116,656)          (86,817)
   Interfund and net transfers to general account                                                 30,371            43,783
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                      (188,945)          111,917
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                         (777,810)          204,844
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    2,148,308      $  2,926,118
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           18


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Capital Appreciation Fund
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     293,332 shares (cost $3,517,240)        $  2,329,054       Dividend income                                 $        -
                                                                Capital gains distributions                        320,955
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                   320,955
                                                                                                            ---------------
Net assets                                   $  2,329,054   Expenses:
                                            --------------
                                                                Administrative expense                               4,216
                                                                Mortality and expense risk                          60,471
                                                                Contract maintenance charge                          2,170
                                                                                                            ---------------

                                                                                                                    66,857
                                                                                                            ---------------

                                                            Net investment income                                  254,098

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (519,903)
                                                            Net unrealized depreciation on
                                                                 investments                                    (2,481,514)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                      $  (2,747,319)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    8,347,632      $  2,790,968

Net (decrease) increase in net assets resulting from operations                               (2,747,319)        1,393,351

Capital shares transactions
   Net premiums                                                                                  678,244           918,861
   Transfers of policy loans                                                                         100             4,789
   Transfers of surrenders                                                                      (702,240)         (364,429)
   Transfers of death benefits                                                                    (9,849)          (27,567)
   Transfers of other terminations                                                              (143,942)         (207,165)
   Interfund and net transfers to general account                                             (3,093,572)        3,838,824
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                    (3,271,259)        4,163,313
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                       (6,018,578)        5,556,664
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    2,329,054      $  8,347,632
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           19


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. International Fund
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     1,696,467 shares (cost $15,091,422)     $ 10,065,494       Dividend income                               $    107,560
                                                                Capital gains distributions                      1,479,159
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                 1,586,719
                                                                                                            ---------------
Net assets                                   $ 10,065,494   Expenses:
                                            --------------
                                                                Administrative expense                              10,738
                                                                Mortality and expense risk                         229,310
                                                                Contract maintenance charge                          3,205
                                                                                                            ---------------

                                                                                                                   243,253
                                                                                                            ---------------

                                                            Net investment income                                1,343,466

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (444,130)
                                                            Net unrealized depreciation on
                                                                 investments                                    (9,622,842)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                      $  (8,723,506)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $   20,396,600     $  19,319,478

Net (decrease) increase in net assets resulting from operations                               (8,723,506)        2,909,995

Capital shares transactions
   Net premiums                                                                                1,155,793         1,289,904
   Transfers of policy loans                                                                      (1,296)            1,664
   Transfers of surrenders                                                                    (1,438,709)       (1,787,293)
   Transfers of death benefits                                                                   (82,624)         (241,643)
   Transfers of other terminations                                                              (447,772)         (671,900)
   Interfund and net transfers to general account                                               (792,992)         (423,605)
                                                                                        -----------------   ---------------

     Net decrease in net assets from capital share transactions                               (1,607,600)       (1,832,873)
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                      (10,331,106)        1,077,122
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $   10,065,494     $  20,396,600
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           20


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Value Fund
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     2,686,813 shares (cost $18,976,176)     $ 12,574,284       Dividend income                               $    408,011
                                                                Capital gains distributions                      2,268,849
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                 2,676,860
                                                                                                            ---------------
Net assets                                   $ 12,574,284   Expenses:
                                            --------------
                                                                Administrative expense                              12,190
                                                                Mortality and expense risk                         254,900
                                                                Contract maintenance charge                          3,488
                                                                                                            ---------------

                                                                                                                   270,578
                                                                                                            ---------------

                                                            Net investment income                                2,406,282

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                  (2,924,636)
                                                            Net unrealized depreciation on
                                                                 investments                                    (4,878,627)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                      $  (5,396,981)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $   20,368,762     $  22,186,291

Net decrease in net assets resulting from operations                                          (5,396,981)       (1,460,657)

Capital shares transactions
   Net premiums                                                                                  923,489         2,685,251
   Transfers of policy loans                                                                       1,547             6,777
   Transfers of surrenders                                                                    (1,287,667)       (1,709,344)
   Transfers of death benefits                                                                  (121,999)         (122,384)
   Transfers of other terminations                                                              (592,382)         (643,749)
   Interfund and net transfers to general account                                             (1,320,485)         (573,423)
                                                                                        -----------------   ---------------

     Net decrease in net assets from capital share transactions                               (2,397,497)         (356,872)
                                                                                        -----------------   ---------------

Total decrease in net assets                                                                  (7,794,478)       (1,817,529)
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $   12,574,284     $  20,368,762
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           21


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Income & Growth Fund
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     313,658 shares (cost $1,986,391)        $  1,510,279       Dividend income                                $    32,030
                                                                Capital gains distributions                        199,230
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                   231,260
                                                                                                            ---------------
Net assets                                   $  1,510,279   Expenses:
                                            --------------
                                                                Administrative expense                               1,987
                                                                Mortality and expense risk                          22,243
                                                                Contract maintenance charge                          1,059
                                                                                                            ---------------

                                                                                                                    25,289
                                                                                                            ---------------

                                                            Net investment income                                  205,971

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (102,944)
                                                            Net unrealized depreciation on
                                                                 investments                                      (742,908)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (639,881)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    1,998,046      $  2,183,446

Net decrease in net assets resulting from operations                                            (639,881)          (27,699)

Capital shares transactions
   Net premiums                                                                                   17,354           194,727
   Transfers of policy loans                                                                       1,686             2,116
   Transfers of surrenders                                                                      (136,512)         (287,129)
   Transfers of death benefits                                                                    (5,211)                -
   Transfers of other terminations                                                               (84,508)          (63,255)
   Interfund and net transfers to general account                                                359,305            (4,160)
                                                                                        -----------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                       152,114          (157,701)
                                                                                        -----------------   ---------------

Total decrease in net assets                                                                    (487,767)         (185,400)
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    1,510,279      $  1,998,046
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           22


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Inflation Protection Fund
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     814,641 shares (cost $8,280,646)        $  8,064,948       Dividend income                               $    414,926
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                   414,926
                                                                                                            ---------------
Net assets                                   $  8,064,948   Expenses:
                                            --------------
                                                                Administrative expense                               2,800
                                                                Mortality and expense risk                         128,733
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                   131,533
                                                                                                            ---------------

                                                            Net investment income                                  283,393

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                     (96,083)
                                                            Net unrealized depreciation on
                                                                 investments                                      (511,389)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (324,079)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    7,601,435      $  4,238,722

Net (decrease) increase in net assets resulting from operations                                 (324,079)          517,072

Capital shares transactions
   Net premiums                                                                                1,428,245         2,518,485
   Transfers of policy loans                                                                      (2,130)           (1,295)
   Transfers of surrenders                                                                      (299,640)          (56,091)
   Transfers of death benefits                                                                   (97,062)          (13,300)
   Transfers of other terminations                                                              (265,059)         (129,963)
   Interfund and net transfers to general account                                                 23,238           527,805
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                  787,592         2,845,641
                                                                                        -----------------   ---------------

Total increase in net assets                                                                     463,513         3,362,713
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    8,064,948      $  7,601,435
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           23


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Large Company Value Fund
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     42,616 shares (cost $462,463)            $   326,009       Dividend income                                $    15,939
                                                                Capital gains distributions                         22,807
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                    38,746
                                                                                                            ---------------
Net assets                                    $   326,009   Expenses:
                                            --------------
                                                                Administrative expense                                 168
                                                                Mortality and expense risk                          11,043
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                    11,211
                                                                                                            ---------------

                                                            Net investment income                                   27,535

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (186,776)
                                                            Net unrealized depreciation on
                                                                 investments                                      (132,067)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (291,308)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     799,171      $    743,780

Net decrease in net assets resulting from operations                                            (291,308)          (44,504)

Capital shares transactions
   Net premiums                                                                                   45,931           253,410
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                      (131,142)           (8,012)
   Transfers of death benefits                                                                         -            (1,197)
   Transfers of other terminations                                                               (25,281)          (39,511)
   Interfund and net transfers to general account                                                (71,362)         (104,795)
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                      (181,854)           99,895
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                         (473,162)           55,391
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     326,009      $    799,171
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           24


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Mid Cap Value Fund
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     36,857 shares (cost $394,709)            $   360,095       Dividend income                                 $      261
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                       261
                                                                                                            ---------------
Net assets                                    $   360,095   Expenses:
                                            --------------
                                                                Administrative expense                                 241
                                                                Mortality and expense risk                          11,624
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                    11,865
                                                                                                            ---------------

                                                            Net investment loss                                    (11,604)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (692,138)
                                                            Net unrealized depreciation on
                                                                 investments                                        (7,847)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (711,589)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     367,775      $    267,706

Net decrease in net assets resulting from operations                                            (711,589)          (25,574)

Capital shares transactions
   Net premiums                                                                                   48,365           239,496
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                       (82,415)           (7,787)
   Transfers of death benefits                                                                         -            (1,156)
   Transfers of other terminations                                                               (30,411)           (2,065)
   Interfund and net transfers to general account                                                768,370          (102,845)
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                  703,909           125,643
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                           (7,680)          100,069
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     360,095      $    367,775
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           25


Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. Ultra Fund
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     37,362 shares (cost $300,684)            $   223,797       Dividend income                                 $        -
                                                                Capital gains distributions                         84,230
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                    84,230
                                                                                                            ---------------
Net assets                                    $   223,797   Expenses:
                                            --------------
                                                                Administrative expense                                  51
                                                                Mortality and expense risk                          11,663
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                    11,714
                                                                                                            ---------------

                                                            Net investment income                                   72,516

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (271,235)
                                                            Net unrealized depreciation on
                                                                 investments                                      (101,079)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (299,798)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     619,200       $    73,873

Net (decrease) increase in net assets resulting from operations                                 (299,798)           26,174

Capital shares transactions
   Net premiums                                                                                  355,594            28,233
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                        (5,305)                -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                               (24,840)          (51,650)
   Interfund and net transfers to general account                                               (421,054)          542,570
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                       (95,605)          519,153
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                         (395,403)          545,327
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     223,797      $    619,200
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           26


Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust Research Series
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     51,570 shares (cost $743,100)            $   664,908       Dividend income                                $     5,840
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                     5,840
                                                                                                            ---------------
Net assets                                    $   664,908   Expenses:
                                            --------------
                                                                Administrative expense                               1,508
                                                                Mortality and expense risk                          13,295
                                                                Contract maintenance charge                          1,425
                                                                                                            ---------------

                                                                                                                    16,228
                                                                                                            ---------------

                                                            Net investment loss                                    (10,388)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized gains on investments                       67,304
                                                            Net unrealized depreciation on
                                                                 investments                                      (489,791)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (432,875)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    1,377,476      $  1,696,625

Net (decrease) increase in net assets resulting from operations                                 (432,875)          165,831

Capital shares transactions
   Net premiums                                                                                   31,250            35,457
   Transfers of policy loans                                                                         922               404
   Transfers of surrenders                                                                      (176,632)         (207,869)
   Transfers of death benefits                                                                    (2,236)                -
   Transfers of other terminations                                                               (44,112)          (59,858)
   Interfund and net transfers to general account                                                (88,885)         (253,114)
                                                                                        -----------------   ---------------

     Net decrease in net assets from capital share transactions                                 (279,693)         (484,980)
                                                                                        -----------------   ---------------

Total decrease in net assets                                                                    (712,568)         (319,149)
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     664,908      $  1,377,476
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           27


Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust Growth Series
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     89,406 shares (cost $1,508,255)         $  1,394,097       Dividend income                                $     4,650
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                     4,650
                                                                                                            ---------------
Net assets                                   $  1,394,097   Expenses:
                                            --------------
                                                                Administrative expense                               3,288
                                                                Mortality and expense risk                          29,923
                                                                Contract maintenance charge                          3,441
                                                                                                            ---------------

                                                                                                                    36,652
                                                                                                            ---------------

                                                            Net investment loss                                    (32,002)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized gains on investments                      236,261
                                                            Net unrealized depreciation on
                                                                 investments                                    (1,099,030)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (894,771)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    2,983,687      $  3,331,261

Net (decrease) increase in net assets resulting from operations                                 (894,771)          545,101

Capital shares transactions
   Net premiums                                                                                  129,359            65,333
   Transfers of policy loans                                                                         172              (995)
   Transfers of surrenders                                                                      (532,963)         (516,380)
   Transfers of death benefits                                                                    (3,058)           (3,087)
   Transfers of other terminations                                                              (105,839)         (109,959)
   Interfund and net transfers to general account                                               (182,490)         (327,587)
                                                                                        -----------------   ---------------

     Net decrease in net assets from capital share transactions                                 (694,819)         (892,675)
                                                                                        -----------------   ---------------

Total decrease in net assets                                                                  (1,589,590)         (347,574)
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    1,394,097      $  2,983,687
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           28


Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust Investors Trust Series
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     34,677 shares (cost $626,411)            $   507,003       Dividend income                                $     5,922
                                                                Capital gains distributions                         53,395
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                    59,317
                                                                                                            ---------------
Net assets                                    $   507,003   Expenses:
                                            --------------
                                                                Administrative expense                                 907
                                                                Mortality and expense risk                          10,492
                                                                Contract maintenance charge                            528
                                                                                                            ---------------

                                                                                                                    11,927
                                                                                                            ---------------

                                                            Net investment income                                   47,390

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                     (15,452)
                                                            Net unrealized depreciation on
                                                                 investments                                      (359,032)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (327,094)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     877,160      $  1,002,513

Net (decrease) increase in net assets resulting from operations                                 (327,094)           81,528

Capital shares transactions
   Net premiums                                                                                   46,667            27,975
   Transfers of policy loans                                                                         (40)              (18)
   Transfers of surrenders                                                                       (76,128)         (154,338)
   Transfers of death benefits                                                                   (10,036)           (1,256)
   Transfers of other terminations                                                               (29,311)          (36,463)
   Interfund and net transfers to general account                                                 25,785           (42,781)
                                                                                        -----------------   ---------------

     Net decrease in net assets from capital share transactions                                  (43,063)         (206,881)
                                                                                        -----------------   ---------------

Total decrease in net assets                                                                    (370,157)         (125,353)
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     507,003      $    877,160
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           29


Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust New Discovery Series
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     386,482 shares (cost $3,900,304)        $  3,124,597       Dividend income                                 $        -
                                                                Capital gains distributions                        446,644
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                   446,644
                                                                                                            ---------------
Net assets                                   $  3,124,597   Expenses:
                                            --------------
                                                                Administrative expense                               3,002
                                                                Mortality and expense risk                          29,904
                                                                Contract maintenance charge                          2,328
                                                                                                            ---------------

                                                                                                                    35,234
                                                                                                            ---------------

                                                            Net investment income                                  411,410

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (131,664)
                                                            Net unrealized depreciation on
                                                                 investments                                    (1,214,783)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (935,037)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    2,897,525      $  3,301,036

Net (decrease) increase in net assets resulting from operations                                 (935,037)           51,099

Capital shares transactions
   Net premiums                                                                                  134,386           131,545
   Transfers of policy loans                                                                       3,081             1,476
   Transfers of surrenders                                                                      (218,122)         (229,065)
   Transfers of death benefits                                                                    (5,844)                -
   Transfers of other terminations                                                               (72,850)          (91,172)
   Interfund and net transfers to general account                                              1,321,458          (267,394)
                                                                                        -----------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                     1,162,109          (454,610)
                                                                                        -----------------   ---------------

Total increase (decrease) in net assets                                                          227,072          (403,511)
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    3,124,597      $  2,897,525
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           30


Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. Growth & Income Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     257,321 shares (cost $7,004,630)        $  4,443,941       Dividend income                                $    90,932
                                                                Capital gains distributions                         21,288
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                   112,220
                                                                                                            ---------------
Net assets                                   $  4,443,941   Expenses:
                                            --------------
                                                                Administrative expense                               6,313
                                                                Mortality and expense risk                          89,421
                                                                Contract maintenance charge                          3,193
                                                                                                            ---------------

                                                                                                                    98,927
                                                                                                            ---------------

                                                            Net investment income                                   13,293

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (410,715)
                                                            Net unrealized depreciation on
                                                                 investments                                    (2,652,309)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                      $  (3,049,731)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    8,648,953      $  8,238,862

Net (decrease) increase in net assets resulting from operations                               (3,049,731)          139,975

Capital shares transactions
   Net premiums                                                                                  246,180           486,760
   Transfers of policy loans                                                                       1,227            (1,403)
   Transfers of surrenders                                                                      (660,998)         (688,483)
   Transfers of death benefits                                                                   (49,459)         (215,027)
   Transfers of other terminations                                                              (234,487)         (253,488)
   Interfund and net transfers to general account                                               (457,744)          941,757
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                    (1,155,281)          270,116
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                       (4,205,012)          410,091
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    4,443,941      $  8,648,953
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           31


Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. Mid-Cap Value Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     876,635 shares (cost $17,291,581)       $  9,213,430       Dividend income                               $    166,203
                                                                Capital gains distributions                        555,378
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                   721,581
                                                                                                            ---------------
Net assets                                   $  9,213,430   Expenses:
                                            --------------
                                                                Administrative expense                              11,804
                                                                Mortality and expense risk                         198,712
                                                                Contract maintenance charge                          4,171
                                                                                                            ---------------

                                                                                                                   214,687
                                                                                                            ---------------

                                                            Net investment income                                  506,894

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                  (1,753,461)
                                                            Net unrealized depreciation on
                                                                 investments                                    (5,771,323)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                      $  (7,017,890)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $   18,972,002     $  20,205,528

Net decrease in net assets resulting from operations                                          (7,017,890)          (32,870)

Capital shares transactions
   Net premiums                                                                                  453,705         1,832,795
   Transfers of policy loans                                                                       4,269              (803)
   Transfers of surrenders                                                                    (1,184,175)       (1,261,490)
   Transfers of death benefits                                                                   (68,624)         (113,630)
   Transfers of other terminations                                                              (475,251)         (513,212)
   Interfund and net transfers to general account                                             (1,470,606)       (1,144,316)
                                                                                        -----------------   ---------------

     Net decrease in net assets from capital share transactions                               (2,740,682)       (1,200,656)
                                                                                        -----------------   ---------------

Total decrease in net assets                                                                  (9,758,572)       (1,233,526)
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    9,213,430     $  18,972,002
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           32


Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. International Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     1,963,349 shares (cost $19,280,026)     $  9,797,112       Dividend income                                $    90,235
                                                                Capital gains distributions                        367,711
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                   457,946
                                                                                                            ---------------
Net assets                                   $  9,797,112   Expenses:
                                            --------------
                                                                Administrative expense                               6,631
                                                                Mortality and expense risk                         196,143
                                                                Contract maintenance charge                            945
                                                                                                            ---------------

                                                                                                                   203,719
                                                                                                            ---------------

                                                            Net investment income                                  254,227

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                  (2,705,137)
                                                            Net unrealized depreciation on
                                                                 investments                                    (7,335,026)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                      $  (9,785,936)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $   18,245,167     $  11,995,450

Net (decrease) increase in net assets resulting from operations                               (9,785,936)          241,048

Capital shares transactions
   Net premiums                                                                                2,302,185         6,081,428
   Transfers of policy loans                                                                      (2,064)           (5,862)
   Transfers of surrenders                                                                      (492,070)         (352,463)
   Transfers of death benefits                                                                   (72,995)          (43,197)
   Transfers of other terminations                                                              (366,116)         (371,257)
   Interfund and net transfers to general account                                                (31,059)          700,020
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                1,337,881         6,008,669
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                       (8,448,055)        6,249,717
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    9,797,112     $  18,245,167
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           33


Midland National Life Insurance Company
Separate Account C
Alger American Fund LargeCap Growth Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     308,719 shares (cost $12,632,018)       $  8,174,886       Dividend income                                $    28,267
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                    28,267
                                                                                                            ---------------
Net assets                                   $  8,174,886   Expenses:
                                            --------------
                                                                Administrative expense                               7,185
                                                                Mortality and expense risk                         190,856
                                                                Contract maintenance charge                          1,362
                                                                                                            ---------------

                                                                                                                   199,403
                                                                                                            ---------------

                                                            Net investment loss                                   (171,136)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized gains on investments                      311,979
                                                            Net unrealized depreciation on
                                                                 investments                                    (7,680,738)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                      $  (7,539,895)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $   16,684,566     $  13,115,819

Net (decrease) increase in net assets resulting from operations                               (7,539,895)        2,475,016

Capital shares transactions
   Net premiums                                                                                1,330,364         3,080,973
   Transfers of policy loans                                                                      (3,160)             (781)
   Transfers of surrenders                                                                      (756,354)         (878,962)
   Transfers of death benefits                                                                   (64,601)         (160,415)
   Transfers of other terminations                                                              (367,960)         (418,492)
   Interfund and net transfers to general account                                             (1,108,074)         (528,592)
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                      (969,785)        1,093,731
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                       (8,509,680)        3,568,747
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    8,174,886     $  16,684,566
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           34


Midland National Life Insurance Company
Separate Account C
Alger American Fund MidCap Growth Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     605,062 shares (cost $10,342,155)       $  4,259,638       Dividend income                                $    12,835
                                                                Capital gains distributions                      2,665,594
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                 2,678,429
                                                                                                            ---------------
Net assets                                   $  4,259,638   Expenses:
                                            --------------
                                                                Administrative expense                               6,555
                                                                Mortality and expense risk                         108,688
                                                                Contract maintenance charge                          2,141
                                                                                                            ---------------

                                                                                                                   117,384
                                                                                                            ---------------

                                                            Net investment income                                2,561,045

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                  (1,377,050)
                                                            Net unrealized depreciation on
                                                                 investments                                    (7,430,510)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                      $  (6,246,515)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $   11,743,356      $  7,711,018

Net (decrease) increase in net assets resulting from operations                               (6,246,515)        2,456,047

Capital shares transactions
   Net premiums                                                                                  825,363         1,172,891
   Transfers of policy loans                                                                      (3,801)           (1,911)
   Transfers of surrenders                                                                      (408,850)         (328,693)
   Transfers of death benefits                                                                   (34,655)         (103,987)
   Transfers of other terminations                                                              (319,074)         (297,232)
   Interfund and net transfers to general account                                             (1,296,186)        1,135,223
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                    (1,237,203)        1,576,291
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                       (7,483,718)        4,032,338
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    4,259,638     $  11,743,356
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           35


Midland National Life Insurance Company
Separate Account C
Alger American Fund Capital Appreciation Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     136,750 shares (cost $6,377,443)        $  4,155,821       Dividend income                                 $        -
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                         -
                                                                                                            ---------------
Net assets                                   $  4,155,821   Expenses:
                                            --------------
                                                                Administrative expense                               5,522
                                                                Mortality and expense risk                          74,828
                                                                Contract maintenance charge                          2,735
                                                                                                            ---------------

                                                                                                                    83,085
                                                                                                            ---------------

                                                            Net investment loss                                    (83,085)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized gains on investments                      189,755
                                                            Net unrealized depreciation on
                                                                 investments                                    (3,702,025)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                      $  (3,595,355)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    8,498,018      $  4,039,989

Net (decrease) increase in net assets resulting from operations                               (3,595,355)        1,412,684

Capital shares transactions
   Net premiums                                                                                  543,771         1,175,872
   Transfers of policy loans                                                                      (1,139)             (112)
   Transfers of surrenders                                                                      (330,049)         (419,249)
   Transfers of death benefits                                                                    (9,838)          (13,485)
   Transfers of other terminations                                                              (133,553)         (144,140)
   Interfund and net transfers to general account                                               (816,034)        2,446,459
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                      (746,842)        3,045,345
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                       (4,342,197)        4,458,029
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    4,155,821      $  8,498,018
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           36


Midland National Life Insurance Company
Separate Account C
Alger American Fund SmallCap Growth Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     85,293 shares (cost $2,272,307)         $  1,499,453       Dividend income                                 $        -
                                                                Capital gains distributions                         41,003
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                    41,003
                                                                                                            ---------------
Net assets                                   $  1,499,453   Expenses:
                                            --------------
                                                                Administrative expense                               3,161
                                                                Mortality and expense risk                          37,247
                                                                Contract maintenance charge                            951
                                                                                                            ---------------

                                                                                                                    41,359
                                                                                                            ---------------

                                                            Net investment loss                                       (356)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized gains on investments                       55,517
                                                            Net unrealized depreciation on
                                                                 investments                                    (1,765,435)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                      $  (1,710,274)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    4,424,080      $  4,086,459

Net (decrease) increase in net assets resulting from operations                               (1,710,274)          635,946

Capital shares transactions
   Net premiums                                                                                   49,119           444,245
   Transfers of policy loans                                                                         776               842
   Transfers of surrenders                                                                      (228,175)         (251,331)
   Transfers of death benefits                                                                         -           (42,735)
   Transfers of other terminations                                                              (109,461)         (147,912)
   Interfund and net transfers to general account                                               (926,612)         (301,434)
                                                                                        -----------------   ---------------

     Net decrease in net assets from capital share transactions                               (1,214,353)         (298,325)
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                       (2,924,627)          337,621
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    1,499,453      $  4,424,080
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           37


Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Social Small Cap Growth Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     0 shares (cost $0)                         $       -       Dividend income                                 $        -
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                         -
                                                                                                            ---------------
Net assets                                      $       -   Expenses:
                                            --------------
                                                                Administrative expense                                   -
                                                                Mortality and expense risk                               -
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                         -
                                                                                                            ---------------

                                                            Net investment income                                        -

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized gains on investments                            -
                                                            Net unrealized appreciation on
                                                                 investments                                             -
                                                                                                            ---------------

                                                            Net increase in net assets resulting from
                                                             operations                                         $        -
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                              $         -      $    338,904

Net increase in net assets resulting from operations                                                   -            22,732

Capital shares transactions
   Net premiums                                                                                        -            14,058
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -            (6,609)
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                     -            (2,459)
   Interfund and net transfers to general account                                                      -          (366,626)
                                                                                        -----------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                             -          (361,636)
                                                                                        -----------------   ---------------

Total increase (decrease) in net assets                                                                -          (338,904)
                                                                                        -----------------   ---------------

Net assets at end of year                                                                    $         -        $        -
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           38


Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Social Mid Cap Growth Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     20,758 shares (cost $646,994)            $   394,188       Dividend income                                 $        -
                                                                Capital gains distributions                          3,866
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                     3,866
                                                                                                            ---------------
Net assets                                    $   394,188   Expenses:
                                            --------------
                                                                Administrative expense                                 289
                                                                Mortality and expense risk                          10,629
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                    10,918
                                                                                                            ---------------

                                                            Net investment loss                                     (7,052)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                     (92,191)
                                                            Net unrealized depreciation on
                                                                 investments                                      (268,355)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (367,598)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     713,931      $    255,320

Net (decrease) increase in net assets resulting from operations                                 (367,598)           13,586

Capital shares transactions
   Net premiums                                                                                   14,746            44,498
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                       (14,571)           (6,642)
   Transfers of death benefits                                                                    (1,087)             (192)
   Transfers of other terminations                                                               (16,497)           (9,255)
   Interfund and net transfers to general account                                                 65,264           416,616
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                   47,855           445,025
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                         (319,743)          458,611
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     394,188      $    713,931
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           39


Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. Social Equity Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     28,787 shares (cost $568,332)            $   372,791       Dividend income                                 $        -
                                                                Capital gains distributions                          3,799
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                     3,799
                                                                                                            ---------------
Net assets                                    $   372,791   Expenses:
                                            --------------
                                                                Administrative expense                                 180
                                                                Mortality and expense risk                          10,156
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                    10,336
                                                                                                            ---------------

                                                            Net investment loss                                     (6,537)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                     (70,993)
                                                            Net unrealized depreciation on
                                                                 investments                                      (239,586)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (317,116)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     600,055      $    483,891

Net (decrease) increase in net assets resulting from operations                                 (317,116)           42,259

Capital shares transactions
   Net premiums                                                                                   24,519           116,234
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                        (5,483)           (1,599)
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                (8,739)           (4,085)
   Interfund and net transfers to general account                                                 79,555           (36,645)
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                   89,852            73,905
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                         (227,264)          116,164
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     372,791      $    600,055
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           40



Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Technology Fund
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     54,399 shares (cost $592,619)            $   455,864       Dividend income                                 $        -
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                         -
                                                                                                            ---------------
Net assets                                    $   455,864   Expenses:
                                            --------------
                                                                Administrative expense                                 130
                                                                Mortality and expense risk                           7,291
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     7,421
                                                                                                            ---------------

                                                            Net investment loss                                     (7,421)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (225,063)
                                                            Net unrealized depreciation on
                                                                 investments                                      (110,601)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (343,085)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     961,984      $    289,421

Net decrease in net assets resulting from operations                                            (343,085)          (38,631)

Capital shares transactions
   Net premiums                                                                                   67,219           133,801
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                       (54,561)           (7,540)
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                               (11,790)           (7,371)
   Interfund and net transfers to general account                                               (163,903)          592,304
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                      (163,035)          711,194
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                         (506,120)          672,563
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     455,864      $    961,984
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           41


Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Utilities Fund
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     116,980 shares (cost $2,428,392)        $  1,565,196       Dividend income                                $    57,089
                                                                Capital gains distributions                        209,763
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                   266,852
                                                                                                            ---------------
Net assets                                   $  1,565,196   Expenses:
                                            --------------
                                                                Administrative expense                               1,502
                                                                Mortality and expense risk                          60,660
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                    62,162
                                                                                                            ---------------

                                                            Net investment income                                  204,690

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (589,424)
                                                            Net unrealized depreciation on
                                                                 investments                                    (1,170,469)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                      $  (1,555,203)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    6,135,773      $  4,339,663

Net (decrease) increase in net assets resulting from operations                               (1,555,203)          764,793

Capital shares transactions
   Net premiums                                                                                  522,500         1,188,676
   Transfers of policy loans                                                                          (9)           (1,724)
   Transfers of surrenders                                                                      (120,947)         (118,852)
   Transfers of death benefits                                                                    (4,753)          (47,594)
   Transfers of other terminations                                                              (176,923)         (148,393)
   Interfund and net transfers to general account                                             (3,235,242)          159,204
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                    (3,015,374)        1,031,317
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                       (4,570,577)        1,796,110
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    1,565,196      $  6,135,773
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           42


Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Financial Services Fund
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     613,113 shares (cost $4,622,970)        $  2,526,025       Dividend income                               $    117,048
                                                                Capital gains distributions                        337,248
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                   454,296
                                                                                                            ---------------
Net assets                                   $  2,526,025   Expenses:
                                            --------------
                                                                Administrative expense                               1,067
                                                                Mortality and expense risk                          23,954
                                                                Contract maintenance charge                            190
                                                                                                            ---------------

                                                                                                                    25,211
                                                                                                            ---------------

                                                            Net investment income                                  429,085

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (665,164)
                                                            Net unrealized depreciation on
                                                                 investments                                    (1,786,720)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                      $  (2,022,799)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    1,001,234      $  1,147,269

Net decrease in net assets resulting from operations                                          (2,022,799)         (324,078)

Capital shares transactions
   Net premiums                                                                                   88,943           141,359
   Transfers of policy loans                                                                         208               308
   Transfers of surrenders                                                                       (48,038)          (63,566)
   Transfers of death benefits                                                                    (4,790)                -
   Transfers of other terminations                                                               (66,324)          (44,190)
   Interfund and net transfers to general account                                              3,577,591           144,132
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                3,547,590           178,043
                                                                                        -----------------   ---------------

Total increase (decrease) in net assets                                                        1,524,791          (146,035)
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    2,526,025      $  1,001,234
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           43


Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Global Health Care Fund
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     71,499 shares (cost $1,330,020)          $   891,597       Dividend income                                 $        -
                                                                Capital gains distributions                        240,035
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                   240,035
                                                                                                            ---------------
Net assets                                    $   891,597   Expenses:
                                            --------------
                                                                Administrative expense                               1,142
                                                                Mortality and expense risk                          18,607
                                                                Contract maintenance charge                            230
                                                                                                            ---------------

                                                                                                                    19,979
                                                                                                            ---------------

                                                            Net investment income                                  220,056

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized gains on investments                        1,704
                                                            Net unrealized depreciation on
                                                                 investments                                      (676,648)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (454,888)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    1,609,472      $  3,414,611

Net (decrease) increase in net assets resulting from operations                                 (454,888)          241,135

Capital shares transactions
   Net premiums                                                                                  110,942           171,820
   Transfers of policy loans                                                                         779               643
   Transfers of surrenders                                                                      (118,082)          (65,320)
   Transfers of death benefits                                                                    (9,440)          (20,134)
   Transfers of other terminations                                                               (91,982)          (73,515)
   Interfund and net transfers to general account                                               (155,204)       (2,059,768)
                                                                                        -----------------   ---------------

     Net decrease in net assets from capital share transactions                                 (262,987)       (2,046,274)
                                                                                        -----------------   ---------------

Total decrease in net assets                                                                    (717,875)       (1,805,139)
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     891,597      $  1,609,472
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                       44


Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Basic Value Fund
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     2,091 shares (cost $18,548)               $    8,510       Dividend income                                 $       71
                                                                Capital gains distributions                          2,758
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                     2,829
                                                                                                            ---------------
Net assets                                     $    8,510   Expenses:
                                            --------------
                                                                Administrative expense                                  12
                                                                Mortality and expense risk                           2,277
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     2,289
                                                                                                            ---------------

                                                            Net investment income                                      540

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                     (58,919)
                                                            Net unrealized appreciation on
                                                                 investments                                         6,461
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $    (51,918)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     258,682        $        -

Net decrease in net assets resulting from operations                                             (51,918)           (2,645)

Capital shares transactions
   Net premiums                                                                                    5,656           246,440
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                     -              (102)
   Interfund and net transfers to general account                                               (203,910)           14,989
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                      (198,254)          261,327
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                         (250,172)          258,682
                                                                                        -----------------   ---------------

Net assets at end of year                                                                   $      8,510      $    258,682
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                       45

Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Global Real Estate Fund
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     8,281 shares (cost $145,721)             $    75,360       Dividend income                                $     6,729
                                                                Capital gains distributions                         10,492
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                    17,221
                                                                                                            ---------------
Net assets                                    $    75,360   Expenses:
                                            --------------
                                                                Administrative expense                                  51
                                                                Mortality and expense risk                           4,374
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     4,425
                                                                                                            ---------------

                                                            Net investment income                                   12,796

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (132,748)
                                                            Net unrealized appreciation on
                                                                 investments                                        27,349
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $    (92,603)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     317,227        $        -

Net decrease in net assets resulting from operations                                             (92,603)          (36,534)

Capital shares transactions
   Net premiums                                                                                   47,834           356,320
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                (3,114)           (5,868)
   Interfund and net transfers to general account                                               (193,984)            3,309
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                      (149,264)          353,761
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                         (241,867)          317,227
                                                                                        -----------------   ---------------

Net assets at end of year                                                                   $     75,360      $    317,227
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                       46

Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds International Growth Fund
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     7,280 shares (cost $191,483)             $   139,997       Dividend income                                 $      913
                                                                Capital gains distributions                          2,652
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                     3,565
                                                                                                            ---------------
Net assets                                    $   139,997   Expenses:
                                            --------------
                                                                Administrative expense                                  76
                                                                Mortality and expense risk                           8,191
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     8,267
                                                                                                            ---------------

                                                            Net investment loss                                     (4,702)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                     (57,520)
                                                            Net unrealized depreciation on
                                                                 investments                                       (78,636)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (140,858)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     594,141      $    100,464

Net (decrease) increase in net assets resulting from operations                                 (140,858)           44,233

Capital shares transactions
   Net premiums                                                                                   10,303           249,819
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                        (1,760)                -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                               (12,374)          (14,014)
   Interfund and net transfers to general account                                               (309,455)          213,639
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                      (313,286)          449,444
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                         (454,144)          493,677
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     139,997      $    594,141
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                       47

Midland National Life Insurance Company
Separate Account C
AIM Variable Insurance Funds Mid Cap Core Equity Fund
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     12,623 shares (cost $155,672)            $   107,545       Dividend income                                $     1,850
                                                                Capital gains distributions                         16,379
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                    18,229
                                                                                                            ---------------
Net assets                                    $   107,545   Expenses:
                                            --------------
                                                                Administrative expense                                 103
                                                                Mortality and expense risk                           4,231
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     4,334
                                                                                                            ---------------

                                                            Net investment income                                   13,895

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                     (17,298)
                                                            Net unrealized depreciation on
                                                                 investments                                       (42,047)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $    (45,450)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     235,811        $        -

Net decrease in net assets resulting from operations                                             (45,450)           (2,142)

Capital shares transactions
   Net premiums                                                                                   13,524            45,121
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                               (17,795)          (17,365)
   Interfund and net transfers to general account                                                (78,545)          210,197
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                       (82,816)          237,953
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                         (128,266)          235,811
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     107,545      $    235,811
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                       48

Midland National Life Insurance Company
Separate Account C
LEVCO Series Trust Equity Value Fund
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     0 shares (cost $0)                         $       -       Dividend income                                 $        -
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                         -
                                                                                                            ---------------
Net assets                                      $       -   Expenses:
                                            --------------
                                                                Administrative expense                                   -
                                                                Mortality and expense risk                               -
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                         -
                                                                                                            ---------------

                                                            Net investment income                                        -

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized gains on investments                            -
                                                            Net unrealized appreciation on
                                                                 investments                                             -
                                                                                                            ---------------

                                                            Net increase in net assets resulting from
                                                             operations                                         $        -
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                              $         -        $        -

Net increase in net assets resulting from operations                                                   -                 -

Capital shares transactions
   Net premiums                                                                                        -                 -
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                     -                 -
   Interfund and net transfers to general account                                                      -                 -
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                        -                 -
                                                                                        -----------------   ---------------

Total increase in net assets                                                                           -                 -
                                                                                        -----------------   ---------------

Net assets at end of year                                                                    $         -        $        -
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           49


Midland National Life Insurance Company
Separate Account C
J.P. Morgan Series Trust II Bond Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     662,847 shares (cost $6,893,132)        $  5,700,481       Dividend income                               $    552,435
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                   552,435
                                                                                                            ---------------
Net assets                                   $  5,700,481   Expenses:
                                            --------------
                                                                Administrative expense                               1,950
                                                                Mortality and expense risk                          96,615
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                    98,565
                                                                                                            ---------------

                                                            Net investment income                                  453,870

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (595,726)
                                                            Net unrealized depreciation on
                                                                 investments                                      (989,887)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                      $  (1,131,743)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    6,732,587      $  6,330,747

Net decrease in net assets resulting from operations                                          (1,131,743)          (37,637)

Capital shares transactions
   Net premiums                                                                                  768,288         1,125,063
   Transfers of policy loans                                                                        (808)            1,948
   Transfers of surrenders                                                                      (316,953)         (827,332)
   Transfers of death benefits                                                                  (104,901)          (88,288)
   Transfers of other terminations                                                              (203,141)         (191,564)
   Interfund and net transfers to general account                                                (42,848)          419,650
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                   99,637           439,477
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                       (1,032,106)          401,840
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    5,700,481      $  6,732,587
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           50


Midland National Life Insurance Company
Separate Account C
J.P. Morgan Series Trust II Small Company Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     65,370 shares (cost $917,381)            $   643,237       Dividend income                                $     1,940
                                                                Capital gains distributions                        109,127
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                   111,067
                                                                                                            ---------------
Net assets                                    $   643,237   Expenses:
                                            --------------
                                                                Administrative expense                                 656
                                                                Mortality and expense risk                          20,488
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                    21,144
                                                                                                            ---------------

                                                            Net investment income                                   89,923

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (362,947)
                                                            Net unrealized depreciation on
                                                                 investments                                      (208,832)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (481,856)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    1,210,599      $  1,364,533

Net decrease in net assets resulting from operations                                            (481,856)          (79,952)

Capital shares transactions
   Net premiums                                                                                   73,504            88,407
   Transfers of policy loans                                                                        (438)              524
   Transfers of surrenders                                                                       (80,492)          (56,220)
   Transfers of death benefits                                                                   (24,175)           (1,175)
   Transfers of other terminations                                                               (60,150)          (34,025)
   Interfund and net transfers to general account                                                  6,245           (71,493)
                                                                                        -----------------   ---------------

     Net decrease in net assets from capital share transactions                                  (85,506)          (73,982)
                                                                                        -----------------   ---------------

Total decrease in net assets                                                                    (567,362)         (153,934)
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     643,237      $  1,210,599
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           51


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Nova Fund
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     80,260 shares (cost $590,193)            $   365,183       Dividend income                                $     2,620
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                     2,620
                                                                                                            ---------------
Net assets                                    $   365,183   Expenses:
                                            --------------
                                                                Administrative expense                                 496
                                                                Mortality and expense risk                          12,347
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                    12,843
                                                                                                            ---------------

                                                            Net investment loss                                    (10,223)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (364,186)
                                                            Net unrealized depreciation on
                                                                 investments                                      (192,872)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (567,281)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    1,777,904      $    668,932

Net decrease in net assets resulting from operations                                            (567,281)          (28,797)

Capital shares transactions
   Net premiums                                                                                   32,502           185,281
   Transfers of policy loans                                                                          13                 -
   Transfers of surrenders                                                                       (68,466)          (66,647)
   Transfers of death benefits                                                                         -           (15,081)
   Transfers of other terminations                                                               (32,506)          (44,197)
   Interfund and net transfers to general account                                               (776,983)        1,078,413
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                      (845,440)        1,137,769
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                       (1,412,721)        1,108,972
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     365,183      $  1,777,904
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           52


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust NASDAQ-100 Fund
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     16,839 shares (cost $255,576)            $   176,810       Dividend income                                 $      334
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                       334
                                                                                                            ---------------
Net assets                                    $   176,810   Expenses:
                                            --------------
                                                                Administrative expense                                 189
                                                                Mortality and expense risk                           7,055
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     7,244
                                                                                                            ---------------

                                                            Net investment loss                                     (6,910)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (357,185)
                                                            Net unrealized depreciation on
                                                                 investments                                      (119,041)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (483,136)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     217,537      $    121,670

Net (decrease) increase in net assets resulting from operations                                 (483,136)           14,068

Capital shares transactions
   Net premiums                                                                                    2,900            53,959
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                        (1,458)                -
   Transfers of death benefits                                                                         -            (1,495)
   Transfers of other terminations                                                                (7,730)           (1,649)
   Interfund and net transfers to general account                                                448,697            30,984
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                  442,409            81,799
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                          (40,727)           95,867
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     176,810      $    217,537
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           53


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust U.S. Government Money Market Fund
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     2,296,079 shares (cost $2,296,079)      $  2,296,079       Dividend income                                $    15,593
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                    15,593
                                                                                                            ---------------
Net assets                                   $  2,296,079   Expenses:
                                            --------------
                                                                Administrative expense                                 219
                                                                Mortality and expense risk                          30,167
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                    30,386
                                                                                                            ---------------

                                                            Net investment loss                                    (14,793)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized gains on investments                            -
                                                            Net unrealized appreciation on
                                                                 investments                                             -
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $    (14,793)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    1,483,977      $  1,658,965

Net (decrease) increase in net assets resulting from operations                                  (14,793)           77,733

Capital shares transactions
   Net premiums                                                                                1,711,427        10,080,721
   Transfers of policy loans                                                                     (17,671)                -
   Transfers of surrenders                                                                            (7)           (2,300)
   Transfers of death benefits                                                                  (351,158)         (929,950)
   Transfers of other terminations                                                               (52,428)          (24,423)
   Interfund and net transfers to general account                                               (463,268)       (9,376,769)
                                                                                        -----------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                       826,895          (252,721)
                                                                                        -----------------   ---------------

Total increase (decrease) in net assets                                                          812,102          (174,988)
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    2,296,079      $  1,483,977
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           54


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse S&P 500 Strategy Fund
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     24,669 shares (cost $1,275,537)         $  1,441,637       Dividend income                                $     9,857
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                     9,857
                                                                                                            ---------------
Net assets                                   $  1,441,637   Expenses:
                                            --------------
                                                                Administrative expense                                 637
                                                                Mortality and expense risk                          18,981
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                    19,618
                                                                                                            ---------------

                                                            Net investment loss                                     (9,761)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized gains on investments                      210,298
                                                            Net unrealized appreciation on
                                                                 investments                                       272,614
                                                                                                            ---------------

                                                            Net increase in net assets resulting from
                                                             operations                                       $    473,151
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    1,246,814      $  1,084,903

Net increase (decrease) in net assets resulting from operations                                  473,151            (9,957)

Capital shares transactions
   Net premiums                                                                                  257,441           137,252
   Transfers of policy loans                                                                           -              (574)
   Transfers of surrenders                                                                       (36,247)          (18,348)
   Transfers of death benefits                                                                    (1,781)          (10,235)
   Transfers of other terminations                                                               (42,556)          (30,211)
   Interfund and net transfers to general account                                               (455,185)           93,984
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                      (278,328)          171,868
                                                                                        -----------------   ---------------

Total increase in net assets                                                                     194,823           161,911
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    1,441,637      $  1,246,814
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           55


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse NASDAQ-100 Strategy Fund
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     103,967 shares (cost $2,246,670)        $  2,605,403       Dividend income                                $    10,646
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                    10,646
                                                                                                            ---------------
Net assets                                   $  2,605,403   Expenses:
                                            --------------
                                                                Administrative expense                                 650
                                                                Mortality and expense risk                          25,400
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                    26,050
                                                                                                            ---------------

                                                            Net investment loss                                    (15,404)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized gains on investments                      143,795
                                                            Net unrealized appreciation on
                                                                 investments                                       575,728
                                                                                                            ---------------

                                                            Net increase in net assets resulting from
                                                             operations                                       $    704,119
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    1,214,853      $  1,218,459

Net increase (decrease) in net assets resulting from operations                                  704,119          (168,234)

Capital shares transactions
   Net premiums                                                                                  183,387            97,859
   Transfers of policy loans                                                                          (3)             (547)
   Transfers of surrenders                                                                       (99,409)          (24,368)
   Transfers of death benefits                                                                         -           (12,848)
   Transfers of other terminations                                                               (47,485)          (31,763)
   Interfund and net transfers to general account                                                649,941           136,295
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                  686,431           164,628
                                                                                        -----------------   ---------------

Total increase (decrease) in net assets                                                        1,390,550            (3,606)
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    2,605,403      $  1,214,853
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           56


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse Government Long Bond Fund
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     4,853 shares (cost $94,622)              $    66,006       Dividend income                                 $      667
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                       667
                                                                                                            ---------------
Net assets                                    $    66,006   Expenses:
                                            --------------
                                                                Administrative expense                                 237
                                                                Mortality and expense risk                           5,250
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     5,487
                                                                                                            ---------------

                                                            Net investment loss                                     (4,820)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                     (75,956)
                                                            Net unrealized appreciation on
                                                                 investments                                        50,937
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $    (29,839)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     644,345      $    551,726

Net decrease in net assets resulting from operations                                             (29,839)          (42,428)

Capital shares transactions
   Net premiums                                                                                   10,197            34,522
   Transfers of policy loans                                                                           4               (43)
   Transfers of surrenders                                                                       (15,331)          (18,561)
   Transfers of death benefits                                                                      (914)          (10,046)
   Transfers of other terminations                                                               (13,090)          (18,312)
   Interfund and net transfers to general account                                               (529,366)          147,487
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                      (548,500)          135,047
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                         (578,339)           92,619
                                                                                        -----------------   ---------------

Net assets at end of year                                                                   $     66,006      $    644,345
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           57


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Sector Rotation Fund
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     248,879 shares (cost $3,331,076)        $  2,252,357       Dividend income                                 $        -
                                                                Capital gains distributions                          9,617
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                     9,617
                                                                                                            ---------------
Net assets                                   $  2,252,357   Expenses:
                                            --------------
                                                                Administrative expense                               1,129
                                                                Mortality and expense risk                          32,357
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                    33,486
                                                                                                            ---------------

                                                            Net investment loss                                    (23,869)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (253,651)
                                                            Net unrealized depreciation on
                                                                 investments                                    (1,261,300)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                      $  (1,538,820)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    2,303,664      $  1,947,239

Net (decrease) increase in net assets resulting from operations                               (1,538,820)          390,211

Capital shares transactions
   Net premiums                                                                                   85,622            75,234
   Transfers of policy loans                                                                           4            (2,900)
   Transfers of surrenders                                                                       (68,100)          (11,783)
   Transfers of death benefits                                                                   (15,847)           (7,187)
   Transfers of other terminations                                                               (96,889)          (54,122)
   Interfund and net transfers to general account                                              1,582,723           (33,028)
                                                                                        -----------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                     1,487,513           (33,786)
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                          (51,307)          356,425
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    2,252,357      $  2,303,664
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           58


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Government Long Bond 1.2x Strategy
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     83,110 shares (cost $1,074,873)         $  1,432,811       Dividend income                                $    21,399
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                    21,399
                                                                                                            ---------------
Net assets                                   $  1,432,811   Expenses:
                                            --------------
                                                                Administrative expense                                 112
                                                                Mortality and expense risk                          13,020
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                    13,132
                                                                                                            ---------------

                                                            Net investment income                                    8,267

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized gains on investments                      551,723
                                                            Net unrealized appreciation on
                                                                 investments                                       352,187
                                                                                                            ---------------

                                                            Net increase in net assets resulting from
                                                             operations                                       $    912,177
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     166,732       $    39,663

Net increase in net assets resulting from operations                                             912,177            80,022

Capital shares transactions
   Net premiums                                                                                   34,529            54,796
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                        (8,093)         (371,864)
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                               (37,547)           (1,868)
   Interfund and net transfers to general account                                                365,013           365,983
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                  353,902            47,047
                                                                                        -----------------   ---------------

Total increase in net assets                                                                   1,266,079           127,069
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    1,432,811      $    166,732
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                           59


Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Dow 2x Strategy Fund
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     0 shares (cost $0)                         $       -       Dividend income                                 $        -
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                         -
                                                                                                            ---------------
Net assets                                      $       -   Expenses:
                                            --------------
                                                                Administrative expense                                   -
                                                                Mortality and expense risk                             651
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                       651
                                                                                                            ---------------

                                                            Net investment loss                                       (651)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                     (36,611)
                                                            Net unrealized appreciation on
                                                                 investments                                        17,269
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $    (19,993)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                             $     92,271      $    123,294

Net decrease in net assets resulting from operations                                             (19,993)          (16,170)

Capital shares transactions
   Net premiums                                                                                        1            44,060
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -          (833,878)
   Transfers of other terminations                                                                     -                (3)
   Interfund and net transfers to general account                                                (72,279)          774,968
                                                                                        -----------------   ---------------

     Net decrease in net assets from capital share transactions                                  (72,278)          (14,853)
                                                                                        -----------------   ---------------

Total decrease in net assets                                                                     (92,271)          (31,023)
                                                                                        -----------------   ---------------

Net assets at end of year                                                                    $         -       $    92,271
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                       60

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust NASDAQ-100 2x Strategy Fund
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     85 shares (cost $926)                      $     694       Dividend income                                 $        1
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                         1
                                                                                                            ---------------
Net assets                                      $     694   Expenses:
                                            --------------
                                                                Administrative expense                                   4
                                                                Mortality and expense risk                             257
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                       261
                                                                                                            ---------------

                                                            Net investment loss                                       (260)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                     (11,656)
                                                            Net unrealized appreciation on
                                                                 investments                                         2,390
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $     (9,526)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                             $     62,621      $    117,882

Net (decrease) increase in net assets resulting from operations                                   (9,526)          389,182

Capital shares transactions
   Net premiums                                                                                       (1)          (17,837)
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                     -                (5)
   Interfund and net transfers to general account                                                (52,400)         (426,601)
                                                                                        -----------------   ---------------

     Net decrease in net assets from capital share transactions                                  (52,401)         (444,443)
                                                                                        -----------------   ---------------

Total decrease in net assets                                                                     (61,927)          (55,261)
                                                                                        -----------------   ---------------

Net assets at end of year                                                                    $       694       $    62,621
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                       61

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust S&P 500 2x Strategy Fund
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     749 shares (cost $16,594)                 $    4,611       Dividend income                                 $        -
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                         -
                                                                                                            ---------------
Net assets                                     $    4,611   Expenses:
                                            --------------
                                                                Administrative expense                                   -
                                                                Mortality and expense risk                             914
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                       914
                                                                                                            ---------------

                                                            Net investment loss                                       (914)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                     (37,891)
                                                            Net unrealized appreciation on
                                                                 investments                                         2,938
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $    (35,867)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                             $     81,498       $    18,607

Net decrease in net assets resulting from operations                                             (35,867)         (204,075)

Capital shares transactions
   Net premiums                                                                                        -            88,688
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                  (379)             (843)
   Interfund and net transfers to general account                                                (40,641)          179,121
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                       (41,020)          266,966
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                          (76,887)           62,891
                                                                                        -----------------   ---------------

Net assets at end of year                                                                   $      4,611       $    81,498
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                       62

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust Inverse Dow 2x Strategy Fund
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     150 shares (cost $7,030)                  $    5,287       Dividend income                                 $       21
                                                                Capital gains distributions                          1,280
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                     1,301
                                                                                                            ---------------
Net assets                                     $    5,287   Expenses:
                                            --------------
                                                                Administrative expense                                   3
                                                                Mortality and expense risk                          11,097
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                    11,100
                                                                                                            ---------------

                                                            Net investment loss                                     (9,799)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized gains on investments                      484,984
                                                            Net unrealized appreciation on
                                                                 investments                                        55,594
                                                                                                            ---------------

                                                            Net increase in net assets resulting from
                                                             operations                                       $    530,779
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    1,499,992      $  3,811,981

Net increase (decrease) in net assets resulting from operations                                  530,779          (547,871)

Capital shares transactions
   Net premiums                                                                                       14             3,392
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -        (1,315,205)
   Transfers of other terminations                                                                     -           (35,403)
   Interfund and net transfers to general account                                             (2,025,498)         (416,902)
                                                                                        -----------------   ---------------

     Net decrease in net assets from capital share transactions                               (2,025,484)       (1,764,118)
                                                                                        -----------------   ---------------

Total decrease in net assets                                                                  (1,494,705)       (2,311,989)
                                                                                        -----------------   ---------------

Net assets at end of year                                                                   $      5,287      $  1,499,992
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                       63

Midland National Life Insurance Company
Separate Account C
ProFunds Access VP High Yield Fund
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     65,521 shares (cost $1,794,549)         $  1,626,885       Dividend income                               $    153,370
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                   153,370
                                                                                                            ---------------
Net assets                                   $  1,626,885   Expenses:
                                            --------------
                                                                Administrative expense                                  29
                                                                Mortality and expense risk                          38,327
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                    38,356
                                                                                                            ---------------

                                                            Net investment income                                  115,014

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                     (99,650)
                                                            Net unrealized depreciation on
                                                                 investments                                      (125,675)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (110,311)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    1,359,264      $    340,470

Net (decrease) increase in net assets resulting from operations                                 (110,311)           13,983

Capital shares transactions
   Net premiums                                                                                  558,389             7,764
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                (2,641)             (800)
   Interfund and net transfers to general account                                               (177,816)          997,847
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                  377,932         1,004,811
                                                                                        -----------------   ---------------

Total increase in net assets                                                                     267,621         1,018,794
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    1,626,885      $  1,359,264
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                       64

Midland National Life Insurance Company
Separate Account C
ProFunds VP Asia 30
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     69,440 shares (cost $3,280,859)         $  2,732,456       Dividend income                                $    22,381
                                                                Capital gains distributions                        276,960
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                   299,341
                                                                                                            ---------------
Net assets                                   $  2,732,456   Expenses:
                                            --------------
                                                                Administrative expense                                  69
                                                                Mortality and expense risk                          52,261
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                    52,330
                                                                                                            ---------------

                                                            Net investment income                                  247,011

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                  (1,288,773)
                                                            Net unrealized depreciation on
                                                                 investments                                      (786,944)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                      $  (1,828,706)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    2,480,188      $    576,421

Net (decrease) increase in net assets resulting from operations                               (1,828,706)          477,771

Capital shares transactions
   Net premiums                                                                                  272,039            37,473
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                       (11,507)                -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                (2,672)           (1,724)
   Interfund and net transfers to general account                                              1,823,114         1,390,247
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                2,080,974         1,425,996
                                                                                        -----------------   ---------------

Total increase in net assets                                                                     252,268         1,903,767
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    2,732,456      $  2,480,188
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                       65

Midland National Life Insurance Company
Separate Account C
ProFunds VP Banks
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     4,809 shares (cost $79,507)              $    61,364       Dividend income                                $     8,495
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                     8,495
                                                                                                            ---------------
Net assets                                    $    61,364   Expenses:
                                            --------------
                                                                Administrative expense                                   -
                                                                Mortality and expense risk                           1,437
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     1,437
                                                                                                            ---------------

                                                            Net investment income                                    7,058

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (100,190)
                                                            Net unrealized depreciation on
                                                                 investments                                       (15,524)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (108,656)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                             $      6,601       $     5,728

Net decrease in net assets resulting from operations                                            (108,656)           (5,195)

Capital shares transactions
   Net premiums                                                                                       (6)            9,513
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                  (958)             (400)
   Interfund and net transfers to general account                                                164,383            (3,045)
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                  163,419             6,068
                                                                                        -----------------   ---------------

Total increase in net assets                                                                      54,763               873
                                                                                        -----------------   ---------------

Net assets at end of year                                                                   $     61,364       $     6,601
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.


                                       66

Midland National Life Insurance Company
Separate Account C
ProFunds VP Basic Materials
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     19,704 shares (cost $764,164)            $   493,004       Dividend income                                $     4,602
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                     4,602
                                                                                                            ---------------
Net assets                                    $   493,004   Expenses:
                                            --------------
                                                                Administrative expense                                  38
                                                                Mortality and expense risk                          20,340
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                    20,378
                                                                                                            ---------------

                                                            Net investment loss                                    (15,776)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (264,185)
                                                            Net unrealized depreciation on
                                                                 investments                                      (283,375)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (563,336)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     539,535       $    25,826

Net (decrease) increase in net assets resulting from operations                                 (563,336)           11,482

Capital shares transactions
   Net premiums                                                                                    9,303            24,360
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                       (15,905)                -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                (4,682)           (1,339)
   Interfund and net transfers to general account                                                528,089           479,206
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                  516,805           502,227
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                          (46,531)          513,709
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     493,004      $    539,535
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                       67

Midland National Life Insurance Company
Separate Account C
ProFunds VP Bear
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     44,989 shares (cost $1,580,391)         $  1,548,508       Dividend income                                $     3,232
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                     3,232
                                                                                                            ---------------
Net assets                                   $  1,548,508   Expenses:
                                            --------------
                                                                Administrative expense                                 138
                                                                Mortality and expense risk                           9,883
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                    10,021
                                                                                                            ---------------

                                                            Net investment loss                                     (6,789)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized gains on investments                      141,969
                                                            Net unrealized depreciation on
                                                                 investments                                       (34,154)
                                                                                                            ---------------

                                                            Net increase in net assets resulting from
                                                             operations                                       $    101,026
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                             $     58,119        $        -

Net increase (decrease) in net assets resulting from operations                                  101,026           (11,903)

Capital shares transactions
   Net premiums                                                                                   63,252            32,480
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                          (556)                -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                               (11,817)              (82)
   Interfund and net transfers to general account                                              1,338,484            37,624
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                1,389,363            70,022
                                                                                        -----------------   ---------------

Total increase in net assets                                                                   1,490,389            58,119
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    1,548,508       $    58,119
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                       68

Midland National Life Insurance Company
Separate Account C
ProFunds VP Biotechnology
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     4,141 shares (cost $89,730)              $    86,875       Dividend income                                 $        -
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                         -
                                                                                                            ---------------
Net assets                                    $    86,875   Expenses:
                                            --------------
                                                                Administrative expense                                  24
                                                                Mortality and expense risk                           3,756
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     3,780
                                                                                                            ---------------

                                                            Net investment loss                                     (3,780)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                      (1,886)
                                                            Net unrealized depreciation on
                                                                 investments                                          (216)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $     (5,882)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                             $     34,638       $     1,405

Net decrease in net assets resulting from operations                                              (5,882)           (9,389)

Capital shares transactions
   Net premiums                                                                                      242            33,742
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                (1,371)             (130)
   Interfund and net transfers to general account                                                 59,248             9,010
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                   58,119            42,622
                                                                                        -----------------   ---------------

Total increase in net assets                                                                      52,237            33,233
                                                                                        -----------------   ---------------

Net assets at end of year                                                                   $     86,875       $    34,638
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                       69

Midland National Life Insurance Company
Separate Account C
ProFunds VP Bull
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     7,020 shares (cost $133,493)             $   132,884       Dividend income                                 $        -
                                                                Capital gains distributions                          1,152
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                     1,152
                                                                                                            ---------------
Net assets                                    $   132,884   Expenses:
                                            --------------
                                                                Administrative expense                                  12
                                                                Mortality and expense risk                           2,555
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     2,567
                                                                                                            ---------------

                                                            Net investment loss                                     (1,415)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (193,832)
                                                            Net unrealized appreciation on
                                                                 investments                                         4,435
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (190,812)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     204,524      $    429,651

Net (decrease) increase in net assets resulting from operations                                 (190,812)            1,356

Capital shares transactions
   Net premiums                                                                                    5,801           164,240
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                (2,715)           (2,767)
   Interfund and net transfers to general account                                                116,086          (387,956)
                                                                                        -----------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                       119,172          (226,483)
                                                                                        -----------------   ---------------

Total decrease in net assets                                                                     (71,640)         (225,127)
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     132,884      $    204,524
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                       70

Midland National Life Insurance Company
Separate Account C
ProFunds VP Consumer Goods
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     147 shares (cost $3,653)                  $    3,617       Dividend income                                $     1,777
                                                                Capital gains distributions                          6,003
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                     7,780
                                                                                                            ---------------
Net assets                                     $    3,617   Expenses:
                                            --------------
                                                                Administrative expense                                   1
                                                                Mortality and expense risk                           1,933
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     1,934
                                                                                                            ---------------

                                                            Net investment income                                    5,846

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                     (36,307)
                                                            Net unrealized appreciation on
                                                                 investments                                            46
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $    (30,415)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                             $      8,087        $        -

Net decrease in net assets resulting from operations                                             (30,415)             (206)

Capital shares transactions
   Net premiums                                                                                    1,923             1,670
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                        (9,109)                -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                (1,420)             (164)
   Interfund and net transfers to general account                                                 34,551             6,787
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                   25,945             8,293
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                           (4,470)            8,087
                                                                                        -----------------   ---------------

Net assets at end of year                                                                   $      3,617       $     8,087
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                       71

Midland National Life Insurance Company
Separate Account C
ProFunds VP Consumer Services
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     108 shares (cost $2,772)                  $    2,185       Dividend income                                 $        -
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                         -
                                                                                                            ---------------
Net assets                                     $    2,185   Expenses:
                                            --------------
                                                                Administrative expense                                   3
                                                                Mortality and expense risk                             225
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                       228
                                                                                                            ---------------

                                                            Net investment loss                                       (228)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                      (3,007)
                                                            Net unrealized depreciation on
                                                                 investments                                          (253)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $     (3,488)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                             $      3,046       $     1,405

Net decrease in net assets resulting from operations                                              (3,488)             (523)

Capital shares transactions
   Net premiums                                                                                    2,109             2,071
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                  (102)              (77)
   Interfund and net transfers to general account                                                    620               170
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                    2,627             2,164
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                             (861)            1,641
                                                                                        -----------------   ---------------

Net assets at end of year                                                                   $      2,185       $     3,046
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                       72

Midland National Life Insurance Company
Separate Account C
ProFunds VP Dow 30
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     1,618 shares (cost $36,308)              $    35,724       Dividend income                                 $      134
                                                                Capital gains distributions                            220
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                       354
                                                                                                            ---------------
Net assets                                    $    35,724   Expenses:
                                            --------------
                                                                Administrative expense                                   -
                                                                Mortality and expense risk                             665
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                       665
                                                                                                            ---------------

                                                            Net investment loss                                       (311)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                     (21,881)
                                                            Net unrealized depreciation on
                                                                 investments                                        (1,100)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $    (23,292)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                             $     14,782       $    89,881

Net (decrease) increase in net assets resulting from operations                                  (23,292)            2,718

Capital shares transactions
   Net premiums                                                                                       (1)           77,403
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -           (65,387)
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                  (709)             (484)
   Interfund and net transfers to general account                                                 44,944           (89,349)
                                                                                        -----------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                        44,234           (77,817)
                                                                                        -----------------   ---------------

Total increase (decrease) in net assets                                                           20,942           (75,099)
                                                                                        -----------------   ---------------

Net assets at end of year                                                                   $     35,724       $    14,782
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                       73

Midland National Life Insurance Company
Separate Account C
ProFunds Emerging Markets
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     38,263 shares (cost $676,747)            $   663,484       Dividend income                                 $      251
                                                                Capital gains distributions                             13
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                       264
                                                                                                            ---------------
Net assets                                    $   663,484   Expenses:
                                            --------------
                                                                Administrative expense                                  18
                                                                Mortality and expense risk                           4,643
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     4,661
                                                                                                            ---------------

                                                            Net investment loss                                     (4,397)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (195,952)
                                                            Net unrealized appreciation on
                                                                 investments                                        21,660
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (178,689)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    1,190,766        $        -

Net decrease in net assets resulting from operations                                            (178,689)          (35,262)

Capital shares transactions
   Net premiums                                                                                   10,012                 -
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                (2,681)                -
   Interfund and net transfers to general account                                               (355,924)        1,226,028
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                      (348,593)        1,226,028
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                         (527,282)        1,190,766
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     663,484      $  1,190,766
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                       74

Midland National Life Insurance Company
Separate Account C
ProFunds VP Europe 30
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     2,271 shares (cost $62,817)              $    37,067       Dividend income                                $     1,757
                                                                Capital gains distributions                         12,310
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                    14,067
                                                                                                            ---------------
Net assets                                    $    37,067   Expenses:
                                            --------------
                                                                Administrative expense                                  33
                                                                Mortality and expense risk                           2,341
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     2,374
                                                                                                            ---------------

                                                            Net investment income                                   11,693

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                     (42,982)
                                                            Net unrealized depreciation on
                                                                 investments                                       (26,693)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $    (57,982)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     116,830       $    77,028

Net (decrease) increase in net assets resulting from operations                                  (57,982)           20,870

Capital shares transactions
   Net premiums                                                                                    1,274            49,969
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                        (4,388)                -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                (1,194)           (3,272)
   Interfund and net transfers to general account                                                (17,473)          (27,765)
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                       (21,781)           18,932
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                          (79,763)           39,802
                                                                                        -----------------   ---------------

Net assets at end of year                                                                   $     37,067      $    116,830
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                       75

Midland National Life Insurance Company
Separate Account C
ProFunds Falling US Dollar
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     10,097 shares (cost $299,360)            $   303,931       Dividend income                                 $       17
                                                                Capital gains distributions                             10
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                        27
                                                                                                            ---------------
Net assets                                    $   303,931   Expenses:
                                            --------------
                                                                Administrative expense                                   2
                                                                Mortality and expense risk                             449
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                       451
                                                                                                            ---------------

                                                            Net investment loss                                       (424)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized gains on investments                          363
                                                            Net unrealized appreciation on
                                                                 investments                                         4,571
                                                                                                            ---------------

                                                            Net increase in net assets resulting from
                                                             operations                                        $     4,510
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                              $         -        $        -

Net increase in net assets resulting from operations                                               4,510                 -

Capital shares transactions
   Net premiums                                                                                    7,122                 -
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                     -                 -
   Interfund and net transfers to general account                                                292,299                 -
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                  299,421                 -
                                                                                        -----------------   ---------------

Total increase in net assets                                                                     303,931                 -
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     303,931        $        -
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                       76

Midland National Life Insurance Company
Separate Account C
ProFunds VP Financials
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     35,625 shares (cost $988,456)            $   563,595       Dividend income                                $     9,057
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                     9,057
                                                                                                            ---------------
Net assets                                    $   563,595   Expenses:
                                            --------------
                                                                Administrative expense                                   8
                                                                Mortality and expense risk                          18,388
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                    18,396
                                                                                                            ---------------

                                                            Net investment loss                                     (9,339)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (136,017)
                                                            Net unrealized depreciation on
                                                                 investments                                      (338,011)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (483,367)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     559,738       $    75,657

Net decrease in net assets resulting from operations                                            (483,367)         (102,990)

Capital shares transactions
   Net premiums                                                                                       68            32,416
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                (5,029)             (396)
   Interfund and net transfers to general account                                                492,185           555,051
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                  487,224           587,071
                                                                                        -----------------   ---------------

Total increase in net assets                                                                       3,857           484,081
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     563,595      $    559,738
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                       77

Midland National Life Insurance Company
Separate Account C
ProFunds VP Health Care
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     55,177 shares (cost $1,550,077)         $  1,308,798       Dividend income                                $     3,881
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                     3,881
                                                                                                            ---------------
Net assets                                   $  1,308,798   Expenses:
                                            --------------
                                                                Administrative expense                                  26
                                                                Mortality and expense risk                          35,968
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                    35,994
                                                                                                            ---------------

                                                            Net investment loss                                    (32,113)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                     (80,420)
                                                            Net unrealized depreciation on
                                                                 investments                                      (250,400)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (362,933)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    1,103,880       $    74,635

Net decrease in net assets resulting from operations                                            (362,933)           (3,217)

Capital shares transactions
   Net premiums                                                                                       83            11,817
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                       (13,177)                -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                (6,414)           (1,220)
   Interfund and net transfers to general account                                                587,359         1,021,865
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                  567,851         1,032,462
                                                                                        -----------------   ---------------

Total increase in net assets                                                                     204,918         1,029,245
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    1,308,798      $  1,103,880
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                       78

Midland National Life Insurance Company
Separate Account C
ProFunds VP Industrials
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     820 shares (cost $33,174)                $    19,828       Dividend income                                 $       80
                                                                Capital gains distributions                          4,524
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                     4,604
                                                                                                            ---------------
Net assets                                    $    19,828   Expenses:
                                            --------------
                                                                Administrative expense                                   -
                                                                Mortality and expense risk                           2,565
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     2,565
                                                                                                            ---------------

                                                            Net investment income                                    2,039

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                     (54,436)
                                                            Net unrealized depreciation on
                                                                 investments                                       (12,711)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $    (65,108)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                             $     38,054        $        -

Net decrease in net assets resulting from operations                                             (65,108)             (696)

Capital shares transactions
   Net premiums                                                                                    1,266            36,755
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                (1,480)              (60)
   Interfund and net transfers to general account                                                 47,096             2,055
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                   46,882            38,750
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                          (18,226)           38,054
                                                                                        -----------------   ---------------

Net assets at end of year                                                                   $     19,828       $    38,054
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                       79

Midland National Life Insurance Company
Separate Account C
ProFunds VP International
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     716 shares (cost $16,979)                $    12,099       Dividend income                                $     1,712
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                     1,712
                                                                                                            ---------------
Net assets                                    $    12,099   Expenses:
                                            --------------
                                                                Administrative expense                                   1
                                                                Mortality and expense risk                             385
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                       386
                                                                                                            ---------------

                                                            Net investment income                                    1,326

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                     (21,827)
                                                            Net unrealized depreciation on
                                                                 investments                                        (4,880)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $    (25,381)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                              $         -        $        -

Net decrease in net assets resulting from operations                                             (25,381)                -

Capital shares transactions
   Net premiums                                                                                   16,123                 -
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                     -                 -
   Interfund and net transfers to general account                                                 21,357                 -
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                   37,480                 -
                                                                                        -----------------   ---------------

Total increase in net assets                                                                      12,099                 -
                                                                                        -----------------   ---------------

Net assets at end of year                                                                   $     12,099        $        -
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                       80

Midland National Life Insurance Company
Separate Account C
ProFunds VP Internet
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     4,409 shares (cost $194,385)             $   115,647       Dividend income                                 $        -
                                                                Capital gains distributions                         20,133
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                    20,133
                                                                                                            ---------------
Net assets                                    $   115,647   Expenses:
                                            --------------
                                                                Administrative expense                                   1
                                                                Mortality and expense risk                           5,199
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     5,200
                                                                                                            ---------------

                                                            Net investment income                                   14,933

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                     (34,825)
                                                            Net unrealized depreciation on
                                                                 investments                                       (78,233)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $    (98,125)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     186,420        $        -

Net decrease in net assets resulting from operations                                             (98,125)           (2,050)

Capital shares transactions
   Net premiums                                                                                   29,963           184,676
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                     -               (38)
   Interfund and net transfers to general account                                                 (2,611)            3,832
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                   27,352           188,470
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                          (70,773)          186,420
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     115,647      $    186,420
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                       81

Midland National Life Insurance Company
Separate Account C
ProFunds VP Japan
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     27,771 shares (cost $330,720)            $   344,642       Dividend income                                $    28,705
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                    28,705
                                                                                                            ---------------
Net assets                                    $   344,642   Expenses:
                                            --------------
                                                                Administrative expense                                   -
                                                                Mortality and expense risk                           5,133
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     5,133
                                                                                                            ---------------

                                                            Net investment income                                   23,572

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized gains on investments                        8,742
                                                            Net unrealized appreciation on
                                                                 investments                                        18,392
                                                                                                            ---------------

                                                            Net increase in net assets resulting from
                                                             operations                                        $    50,706
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     188,086      $    165,495

Net increase in net assets resulting from operations                                              50,706            13,686

Capital shares transactions
   Net premiums                                                                                        -             4,035
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                        (3,159)                -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                  (528)             (427)
   Interfund and net transfers to general account                                                109,537             5,297
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                  105,850             8,905
                                                                                        -----------------   ---------------

Total increase in net assets                                                                     156,556            22,591
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     344,642      $    188,086
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                       82

Midland National Life Insurance Company
Separate Account C
ProFunds VP Large-Cap Growth
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     14,204 shares (cost $342,006)            $   324,839       Dividend income                                 $        -
                                                                Capital gains distributions                          2,485
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                     2,485
                                                                                                            ---------------
Net assets                                    $   324,839   Expenses:
                                            --------------
                                                                Administrative expense                                  59
                                                                Mortality and expense risk                          11,983
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                    12,042
                                                                                                            ---------------

                                                            Net investment loss                                     (9,557)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (495,885)
                                                            Net unrealized depreciation on
                                                                 investments                                       (18,225)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (523,667)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     514,296       $    30,738

Net decrease in net assets resulting from operations                                            (523,667)          (20,349)

Capital shares transactions
   Net premiums                                                                                        -           229,089
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                       (38,590)                -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                               (20,357)          (18,768)
   Interfund and net transfers to general account                                                393,157           293,586
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                  334,210           503,907
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                         (189,457)          483,558
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     324,839      $    514,296
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                       83

Midland National Life Insurance Company
Separate Account C
ProFunds VP Large-Cap Value
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     12,718 shares (cost $270,114)            $   235,542       Dividend income                                $     2,151
                                                                Capital gains distributions                         16,102
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                    18,253
                                                                                                            ---------------
Net assets                                    $   235,542   Expenses:
                                            --------------
                                                                Administrative expense                                  15
                                                                Mortality and expense risk                           3,008
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     3,023
                                                                                                            ---------------

                                                            Net investment income                                   15,230

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                     (81,144)
                                                            Net unrealized depreciation on
                                                                 investments                                       (25,185)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $    (91,099)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                             $     87,644      $    292,871

Net decrease in net assets resulting from operations                                             (91,099)           (5,995)

Capital shares transactions
   Net premiums                                                                                        3            43,040
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                               (16,780)           (5,081)
   Interfund and net transfers to general account                                                255,774          (237,191)
                                                                                        -----------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                       238,997          (199,232)
                                                                                        -----------------   ---------------

Total increase (decrease) in net assets                                                          147,898          (205,227)
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     235,542       $    87,644
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                       84

Midland National Life Insurance Company
Separate Account C
ProFunds VP Mid-Cap
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     337 shares (cost $5,451)                  $    6,152       Dividend income                                 $       31
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                        31
                                                                                                            ---------------
Net assets                                     $    6,152   Expenses:
                                            --------------
                                                                Administrative expense                                 105
                                                                Mortality and expense risk                           4,073
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     4,178
                                                                                                            ---------------

                                                            Net investment loss                                     (4,147)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (278,024)
                                                            Net unrealized appreciation on
                                                                 investments                                           701
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (281,470)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                              $         -        $        -

Net decrease in net assets resulting from operations                                            (281,470)                -

Capital shares transactions
   Net premiums                                                                                        -                 -
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                        (8,906)                -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                  (224)                -
   Interfund and net transfers to general account                                                296,752                 -
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                  287,622                 -
                                                                                        -----------------   ---------------

Total increase in net assets                                                                       6,152                 -
                                                                                        -----------------   ---------------

Net assets at end of year                                                                   $      6,152        $        -
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                       85

Midland National Life Insurance Company
Separate Account C
ProFunds VP Mid-Cap Growth
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     2,674 shares (cost $66,394)              $    51,504       Dividend income                                 $        -
                                                                Capital gains distributions                        106,918
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                   106,918
                                                                                                            ---------------
Net assets                                    $    51,504   Expenses:
                                            --------------
                                                                Administrative expense                                  53
                                                                Mortality and expense risk                          11,129
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                    11,182
                                                                                                            ---------------

                                                            Net investment income                                   95,736

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (504,996)
                                                            Net unrealized depreciation on
                                                                 investments                                       (13,042)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (422,302)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     752,104       $    22,439

Net decrease in net assets resulting from operations                                            (422,302)          (18,124)

Capital shares transactions
   Net premiums                                                                                   12,552             9,396
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                       (52,757)                -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                (9,393)           (6,538)
   Interfund and net transfers to general account                                               (228,700)          744,931
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                      (278,298)          747,789
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                         (700,600)          729,665
                                                                                        -----------------   ---------------

Net assets at end of year                                                                   $     51,504      $    752,104
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                       86

Midland National Life Insurance Company
Separate Account C
ProFunds VP Mid-Cap Value
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     4,654 shares (cost $94,287)              $    77,820       Dividend income                                 $        -
                                                                Capital gains distributions                         68,202
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                    68,202
                                                                                                            ---------------
Net assets                                    $    77,820   Expenses:
                                            --------------
                                                                Administrative expense                                 101
                                                                Mortality and expense risk                           7,053
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     7,154
                                                                                                            ---------------

                                                            Net investment income                                   61,048

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (106,371)
                                                            Net unrealized appreciation on
                                                                 investments                                         8,855
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $    (36,468)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     247,603       $    39,179

Net decrease in net assets resulting from operations                                             (36,468)          (37,915)

Capital shares transactions
   Net premiums                                                                                    2,439            60,990
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                       (32,154)                -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                               (19,232)          (17,657)
   Interfund and net transfers to general account                                                (84,368)          203,006
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                      (133,315)          246,339
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                         (169,783)          208,424
                                                                                        -----------------   ---------------

Net assets at end of year                                                                   $     77,820      $    247,603
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                       87

Midland National Life Insurance Company
Separate Account C
ProFunds VP Money Market
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     36,756,488 shares (cost $36,756,488)    $ 36,756,488       Dividend income                               $    115,417
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                   115,417
                                                                                                            ---------------
Net assets                                   $ 36,756,488   Expenses:
                                            --------------
                                                                Administrative expense                               2,088
                                                                Mortality and expense risk                         474,830
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                   476,918
                                                                                                            ---------------

                                                            Net investment loss                                   (361,501)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized gains on investments                            -
                                                            Net unrealized appreciation on
                                                                 investments                                             -
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (361,501)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $   12,092,204      $  1,002,360

Net (decrease) increase in net assets resulting from operations                                 (361,501)          174,931

Capital shares transactions
   Net premiums                                                                               39,687,082        27,705,396
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                    (3,708,984)         (219,170)
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                              (522,799)         (119,810)
   Interfund and net transfers to general account                                            (10,429,514)      (16,451,503)
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                               25,025,785        10,914,913
                                                                                        -----------------   ---------------

Total increase in net assets                                                                  24,664,284        11,089,844
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $   36,756,488     $  12,092,204
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                       88

Midland National Life Insurance Company
Separate Account C
ProFunds VP Oil & Gas
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     37,313 shares (cost $1,926,273)         $  1,449,233       Dividend income                                 $        -
                                                                Capital gains distributions                        225,608
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                   225,608
                                                                                                            ---------------
Net assets                                   $  1,449,233   Expenses:
                                            --------------
                                                                Administrative expense                                  93
                                                                Mortality and expense risk                          55,666
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                    55,759
                                                                                                            ---------------

                                                            Net investment income                                  169,849

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (532,924)
                                                            Net unrealized depreciation on
                                                                 investments                                      (664,719)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                      $  (1,027,794)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    2,224,050       $    56,387

Net (decrease) increase in net assets resulting from operations                               (1,027,794)          228,190

Capital shares transactions
   Net premiums                                                                                  415,638           561,202
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                       (19,017)                -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                (8,949)           (3,088)
   Interfund and net transfers to general account                                               (134,695)        1,381,359
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                  252,977         1,939,473
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                         (774,817)        2,167,663
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    1,449,233      $  2,224,050
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                       89

Midland National Life Insurance Company
Separate Account C
ProFunds VP NASDAQ-100
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     10,415 shares (cost $148,422)            $   111,549       Dividend income                                 $        -
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                         -
                                                                                                            ---------------
Net assets                                    $   111,549   Expenses:
                                            --------------
                                                                Administrative expense                                   3
                                                                Mortality and expense risk                           4,303
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     4,306
                                                                                                            ---------------

                                                            Net investment loss                                     (4,306)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (192,907)
                                                            Net unrealized depreciation on
                                                                 investments                                       (39,610)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (236,823)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     151,767       $    58,096

Net decrease in net assets resulting from operations                                            (236,823)          (19,140)

Capital shares transactions
   Net premiums                                                                                        -           122,906
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                  (675)           (4,017)
   Interfund and net transfers to general account                                                197,280            (6,078)
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                  196,605           112,811
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                          (40,218)           93,671
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     111,549      $    151,767
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                       90


Midland National Life Insurance Company
Separate Account C
ProFunds VP Pharmaceuticals
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     496 shares (cost $12,703)                $    10,002       Dividend income                                 $      183
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                       183
                                                                                                            ---------------
Net assets                                    $    10,002   Expenses:
                                            --------------
                                                                Administrative expense                                  10
                                                                Mortality and expense risk                             244
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                       254
                                                                                                            ---------------

                                                            Net investment loss                                        (71)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                        (222)
                                                            Net unrealized depreciation on
                                                                 investments                                        (2,625)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $     (2,918)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                             $     14,064       $     2,437

Net (decrease) increase in net assets resulting from operations                                   (2,918)            1,760

Capital shares transactions
   Net premiums                                                                                       (1)           10,362
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                     -               (15)
   Interfund and net transfers to general account                                                 (1,143)             (480)
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                        (1,144)            9,867
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                           (4,062)           11,627
                                                                                        -----------------   ---------------

Net assets at end of year                                                                   $     10,002       $    14,064
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                       91


Midland National Life Insurance Company
Separate Account C
ProFunds VP Precious Metals
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     25,462 shares (cost $752,299)            $   796,192       Dividend income                                $    29,152
                                                                Capital gains distributions                         64,497
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                    93,649
                                                                                                            ---------------
Net assets                                    $   796,192   Expenses:
                                            --------------
                                                                Administrative expense                                  41
                                                                Mortality and expense risk                          18,291
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                    18,332
                                                                                                            ---------------

                                                            Net investment income                                   75,317

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (228,519)
                                                            Net unrealized appreciation on
                                                                 investments                                         5,481
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (147,721)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     953,254       $    56,464

Net (decrease) increase in net assets resulting from operations                                 (147,721)           48,562

Capital shares transactions
   Net premiums                                                                                  363,221           154,306
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                       (14,880)                -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                (6,337)           (2,000)
   Interfund and net transfers to general account                                               (351,345)          695,922
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                        (9,341)          848,228
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                         (157,062)          896,790
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     796,192      $    953,254
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                       92

Midland National Life Insurance Company
Separate Account C
ProFunds VP Real Estate
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     386 shares (cost $13,295)                $    11,083       Dividend income                                 $        -
                                                                Capital gains distributions                            371
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                       371
                                                                                                            ---------------
Net assets                                    $    11,083   Expenses:
                                            --------------
                                                                Administrative expense                                   7
                                                                Mortality and expense risk                           1,142
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     1,149
                                                                                                            ---------------

                                                            Net investment loss                                       (778)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                     (70,293)
                                                            Net unrealized appreciation on
                                                                 investments                                        48,175
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $    (22,896)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     142,186      $    139,592

Net decrease in net assets resulting from operations                                             (22,896)          (82,989)

Capital shares transactions
   Net premiums                                                                                    1,899           200,525
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -           (65,350)
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                  (859)             (867)
   Interfund and net transfers to general account                                               (109,247)          (48,725)
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                      (108,207)           85,583
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                         (131,103)            2,594
                                                                                        -----------------   ---------------

Net assets at end of year                                                                   $     11,083      $    142,186
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                       93

Midland National Life Insurance Company
Separate Account C
ProFunds VP Rising Rates Opportunity
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     7,468 shares (cost $94,839)              $    81,177       Dividend income                                $     2,612
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                     2,612
                                                                                                            ---------------
Net assets                                    $    81,177   Expenses:
                                            --------------
                                                                Administrative expense                                   6
                                                                Mortality and expense risk                             933
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                       939
                                                                                                            ---------------

                                                            Net investment income                                    1,673

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                     (11,903)
                                                            Net unrealized depreciation on
                                                                 investments                                       (11,509)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $    (21,739)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                             $     60,495       $    20,989

Net decrease in net assets resulting from operations                                             (21,739)          (48,946)

Capital shares transactions
   Net premiums                                                                                        -            15,539
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -          (438,372)
   Transfers of other terminations                                                                  (557)           (1,006)
   Interfund and net transfers to general account                                                 42,978           512,291
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                   42,421            88,452
                                                                                        -----------------   ---------------

Total increase in net assets                                                                      20,682            39,506
                                                                                        -----------------   ---------------

Net assets at end of year                                                                   $     81,177       $    60,495
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                       94

Midland National Life Insurance Company
Separate Account C
ProFunds VP Semiconductor
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     75 shares (cost $936)                      $     816       Dividend income                                 $        -
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                         -
                                                                                                            ---------------
Net assets                                      $     816   Expenses:
                                            --------------
                                                                Administrative expense                                   1
                                                                Mortality and expense risk                             124
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                       125
                                                                                                            ---------------

                                                            Net investment loss                                       (125)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                      (4,762)
                                                            Net unrealized depreciation on
                                                                 investments                                          (102)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $     (4,989)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                             $      1,633       $    44,681

Net (decrease) increase in net assets resulting from operations                                   (4,989)            3,020

Capital shares transactions
   Net premiums                                                                                       21             1,679
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                   (28)             (104)
   Interfund and net transfers to general account                                                  4,179           (47,643)
                                                                                        -----------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                         4,172           (46,068)
                                                                                        -----------------   ---------------

Total decrease in net assets                                                                        (817)          (43,048)
                                                                                        -----------------   ---------------

Net assets at end of year                                                                    $       816       $     1,633
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                       95

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Dow 30
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     1,425 shares (cost $45,267)              $    45,384       Dividend income                                 $      100
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                       100
                                                                                                            ---------------
Net assets                                    $    45,384   Expenses:
                                            --------------
                                                                Administrative expense                                   6
                                                                Mortality and expense risk                             279
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                       285
                                                                                                            ---------------

                                                            Net investment loss                                       (185)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized gains on investments                       13,540
                                                            Net unrealized appreciation on
                                                                 investments                                           118
                                                                                                            ---------------

                                                            Net increase in net assets resulting from
                                                             operations                                        $    13,473
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                              $         -        $        -

Net increase (decrease) in net assets resulting from operations                                   13,473                (1)

Capital shares transactions
   Net premiums                                                                                    9,691                 1
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                   (96)                -
   Interfund and net transfers to general account                                                 22,316                 -
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                   31,911                 1
                                                                                        -----------------   ---------------

Total increase in net assets                                                                      45,384                 -
                                                                                        -----------------   ---------------

Net assets at end of year                                                                   $     45,384        $        -
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                       96

Midland National Life Insurance Company
Separate Account C
ProFunds-Short Emerging Markets
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     72 shares (cost $1,841)                   $    2,322       Dividend income                                 $        2
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                         2
                                                                                                            ---------------
Net assets                                     $    2,322   Expenses:
                                            --------------
                                                                Administrative expense                                   -
                                                                Mortality and expense risk                           4,811
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     4,811
                                                                                                            ---------------

                                                            Net investment loss                                     (4,809)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized gains on investments                      102,516
                                                            Net unrealized appreciation on
                                                                 investments                                           481
                                                                                                            ---------------

                                                            Net increase in net assets resulting from
                                                             operations                                        $    98,188
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                              $         -        $        -

Net increase in net assets resulting from operations                                              98,188                 -

Capital shares transactions
   Net premiums                                                                                    1,880                 -
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                  (348)                -
   Interfund and net transfers to general account                                                (97,398)                -
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                       (95,866)                -
                                                                                        -----------------   ---------------

Total increase in net assets                                                                       2,322                 -
                                                                                        -----------------   ---------------

Net assets at end of year                                                                   $      2,322        $        -
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                       97

Midland National Life Insurance Company
Separate Account C
ProFunds-Short International
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     384 shares (cost $15,850)                $    15,593       Dividend income                                 $        1
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                         1
                                                                                                            ---------------
Net assets                                    $    15,593   Expenses:
                                            --------------
                                                                Administrative expense                                   -
                                                                Mortality and expense risk                             321
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                       321
                                                                                                            ---------------

                                                            Net investment loss                                       (320)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                      (5,698)
                                                            Net unrealized depreciation on
                                                                 investments                                          (257)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $     (6,275)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                              $         -        $        -

Net decrease in net assets resulting from operations                                              (6,275)                -

Capital shares transactions
   Net premiums                                                                                    5,482                 -
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                     -                 -
   Interfund and net transfers to general account                                                 16,386                 -
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                   21,868                 -
                                                                                        -----------------   ---------------

Total increase in net assets                                                                      15,593                 -
                                                                                        -----------------   ---------------

Net assets at end of year                                                                   $     15,593        $        -
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                       98

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Mid-Cap
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     19,616 shares (cost $644,693)            $   614,579       Dividend income                                 $      351
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                       351
                                                                                                            ---------------
Net assets                                    $   614,579   Expenses:
                                            --------------
                                                                Administrative expense                                   -
                                                                Mortality and expense risk                           2,189
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     2,189
                                                                                                            ---------------

                                                            Net investment loss                                     (1,838)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized gains on investments                       16,770
                                                            Net unrealized depreciation on
                                                                 investments                                       (30,114)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $    (15,182)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                              $         -        $        -

Net (decrease) increase in net assets resulting from operations                                  (15,182)            1,506

Capital shares transactions
   Net premiums                                                                                   19,115                 3
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                  (921)                -
   Interfund and net transfers to general account                                                611,567            (1,509)
                                                                                        -----------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                       629,761            (1,506)
                                                                                        -----------------   ---------------

Total increase in net assets                                                                     614,579                 -
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     614,579        $        -
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                       99

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short NASDAQ-100
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     38,822 shares (cost $795,070)            $   787,309       Dividend income                                $     1,515
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                     1,515
                                                                                                            ---------------
Net assets                                    $   787,309   Expenses:
                                            --------------
                                                                Administrative expense                                   -
                                                                Mortality and expense risk                           3,104
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     3,104
                                                                                                            ---------------

                                                            Net investment loss                                     (1,589)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized gains on investments                       65,104
                                                            Net unrealized depreciation on
                                                                 investments                                       (10,723)
                                                                                                            ---------------

                                                            Net increase in net assets resulting from
                                                             operations                                        $    52,792
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     160,943        $        -

Net increase (decrease) in net assets resulting from operations                                   52,792           (70,811)

Capital shares transactions
   Net premiums                                                                                   16,479            17,900
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                (4,958)           (2,813)
   Interfund and net transfers to general account                                                562,053           216,667
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                  573,574           231,754
                                                                                        -----------------   ---------------

Total increase in net assets                                                                     626,366           160,943
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     787,309      $    160,943
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                      100

Midland National Life Insurance Company
Separate Account C
ProFunds VP Short Small-Cap
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     51,624 shares (cost $965,335)            $   914,786       Dividend income                                $     1,840
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                     1,840
                                                                                                            ---------------
Net assets                                    $   914,786   Expenses:
                                            --------------
                                                                Administrative expense                                  13
                                                                Mortality and expense risk                           3,375
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     3,388
                                                                                                            ---------------

                                                            Net investment loss                                     (1,548)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized gains on investments                       68,249
                                                            Net unrealized depreciation on
                                                                 investments                                       (51,072)
                                                                                                            ---------------

                                                            Net increase in net assets resulting from
                                                             operations                                        $    15,629
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                             $      7,560       $    53,546

Net increase in net assets resulting from operations                                              15,629            11,347

Capital shares transactions
   Net premiums                                                                                   16,331                23
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                (1,888)              (64)
   Interfund and net transfers to general account                                                877,154           (57,292)
                                                                                        -----------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                       891,597           (57,333)
                                                                                        -----------------   ---------------

Total increase (decrease) in net assets                                                          907,226           (45,986)
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     914,786       $     7,560
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                      101

Midland National Life Insurance Company
Separate Account C
ProFunds VP Small-Cap
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     3,284 shares (cost $70,696)              $    58,323       Dividend income                                 $      221
                                                                Capital gains distributions                          8,035
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                     8,256
                                                                                                            ---------------
Net assets                                    $    58,323   Expenses:
                                            --------------
                                                                Administrative expense                                  25
                                                                Mortality and expense risk                           2,734
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     2,759
                                                                                                            ---------------

                                                            Net investment income                                    5,497

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (240,334)
                                                            Net unrealized depreciation on
                                                                 investments                                       (10,353)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (245,190)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                             $     28,846      $    861,558

Net decrease in net assets resulting from operations                                            (245,190)          (37,188)

Capital shares transactions
   Net premiums                                                                                       (1)               29
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                (1,651)           (3,306)
   Interfund and net transfers to general account                                                276,319          (792,247)
                                                                                        -----------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                       274,667          (795,524)
                                                                                        -----------------   ---------------

Total increase (decrease) in net assets                                                           29,477          (832,712)
                                                                                        -----------------   ---------------

Net assets at end of year                                                                   $     58,323       $    28,846
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                      102

Midland National Life Insurance Company
Separate Account C
ProFunds VP Small-Cap Growth
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     1,088 shares (cost $26,632)              $    20,161       Dividend income                                 $        -
                                                                Capital gains distributions                          9,077
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                     9,077
                                                                                                            ---------------
Net assets                                    $    20,161   Expenses:
                                            --------------
                                                                Administrative expense                                  48
                                                                Mortality and expense risk                           5,577
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     5,625
                                                                                                            ---------------

                                                            Net investment income                                    3,452

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized gains on investments                      141,045
                                                            Net unrealized depreciation on
                                                                 investments                                        (1,371)
                                                                                                            ---------------

                                                            Net increase in net assets resulting from
                                                             operations                                       $    143,126
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     140,143       $     3,498

Net increase (decrease) in net assets resulting from operations                                  143,126          (216,889)

Capital shares transactions
   Net premiums                                                                                   10,094            88,447
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                       (48,164)                -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                (6,289)          (81,083)
   Interfund and net transfers to general account                                               (218,749)          346,170
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                      (263,108)          353,534
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                         (119,982)          136,645
                                                                                        -----------------   ---------------

Net assets at end of year                                                                   $     20,161      $    140,143
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                      103

Midland National Life Insurance Company
Separate Account C
ProFunds VP Small-Cap Value
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     6,040 shares (cost $115,115)             $   112,531       Dividend income                                 $        -
                                                                Capital gains distributions                         11,092
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                    11,092
                                                                                                            ---------------
Net assets                                    $   112,531   Expenses:
                                            --------------
                                                                Administrative expense                                  50
                                                                Mortality and expense risk                           4,013
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     4,063
                                                                                                            ---------------

                                                            Net investment income                                    7,029

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized gains on investments                      220,317
                                                            Net unrealized appreciation on
                                                                 investments                                        11,897
                                                                                                            ---------------

                                                            Net increase in net assets resulting from
                                                             operations                                       $    239,243
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                             $     55,558      $    107,255

Net increase in net assets resulting from operations                                             239,243            59,729

Capital shares transactions
   Net premiums                                                                                       12            40,823
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -           (50,776)
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                (4,577)           (5,625)
   Interfund and net transfers to general account                                               (177,705)          (95,848)
                                                                                        -----------------   ---------------

     Net decrease in net assets from capital share transactions                                 (182,270)         (111,426)
                                                                                        -----------------   ---------------

Total increase (decrease) in net assets                                                           56,973           (51,697)
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     112,531       $    55,558
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                      104

Midland National Life Insurance Company
Separate Account C
ProFunds VP Technology
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     71,974 shares (cost $1,012,081)          $   677,277       Dividend income                                 $        -
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                         -
                                                                                                            ---------------
Net assets                                    $   677,277   Expenses:
                                            --------------
                                                                Administrative expense                                  18
                                                                Mortality and expense risk                          25,870
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                    25,888
                                                                                                            ---------------

                                                            Net investment loss                                    (25,888)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (138,638)
                                                            Net unrealized depreciation on
                                                                 investments                                      (382,102)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (546,628)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     856,280       $    67,807

Net (decrease) increase in net assets resulting from operations                                 (546,628)           49,364

Capital shares transactions
   Net premiums                                                                                    3,305            41,202
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                (4,073)             (446)
   Interfund and net transfers to general account                                                368,393           698,353
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                  367,625           739,109
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                         (179,003)          788,473
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     677,277      $    856,280
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                      105

Midland National Life Insurance Company
Separate Account C
ProFunds VP Telecommunications
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     15,625 shares (cost $106,260)            $   105,624       Dividend income                                $     7,094
                                                                Capital gains distributions                         39,192
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                    46,286
                                                                                                            ---------------
Net assets                                    $   105,624   Expenses:
                                            --------------
                                                                Administrative expense                                   3
                                                                Mortality and expense risk                           2,028
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     2,031
                                                                                                            ---------------

                                                            Net investment income                                   44,255

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                     (82,544)
                                                            Net unrealized appreciation on
                                                                 investments                                         1,669
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $    (36,620)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                             $     44,174       $    56,344

Net (decrease) increase in net assets resulting from operations                                  (36,620)            2,567

Capital shares transactions
   Net premiums                                                                                    1,998           104,311
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -           (70,106)
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                (1,437)             (451)
   Interfund and net transfers to general account                                                 97,509           (48,491)
                                                                                        -----------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                        98,070           (14,737)
                                                                                        -----------------   ---------------

Total increase (decrease) in net assets                                                           61,450           (12,170)
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     105,624       $    44,174
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                      106

Midland National Life Insurance Company
Separate Account C
ProFunds VP U.S. Government Plus
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     6,141 shares (cost $234,470)             $   290,233       Dividend income                                $     2,130
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                     2,130
                                                                                                            ---------------
Net assets                                    $   290,233   Expenses:
                                            --------------
                                                                Administrative expense                                  45
                                                                Mortality and expense risk                           2,777
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     2,822
                                                                                                            ---------------

                                                            Net investment loss                                       (692)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized gains on investments                       31,878
                                                            Net unrealized appreciation on
                                                                 investments                                        54,292
                                                                                                            ---------------

                                                            Net increase in net assets resulting from
                                                             operations                                        $    85,478
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                             $     60,715        $        -

Net increase in net assets resulting from operations                                              85,478             1,751

Capital shares transactions
   Net premiums                                                                                   72,461               (44)
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                        (5,047)                -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                               (14,383)           (5,805)
   Interfund and net transfers to general account                                                 91,009            64,813
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                  144,040            58,964
                                                                                        -----------------   ---------------

Total increase in net assets                                                                     229,518            60,715
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     290,233       $    60,715
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                      107

Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraBull
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     10,049 shares (cost $75,660)             $    67,527       Dividend income                                $     6,146
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                     6,146
                                                                                                            ---------------
Net assets                                    $    67,527   Expenses:
                                            --------------
                                                                Administrative expense                                  76
                                                                Mortality and expense risk                           3,495
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     3,571
                                                                                                            ---------------

                                                            Net investment income                                    2,575

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (740,459)
                                                            Net unrealized depreciation on
                                                                 investments                                        (3,440)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (741,324)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     293,661      $    137,179

Net decrease in net assets resulting from operations                                            (741,324)          (32,048)

Capital shares transactions
   Net premiums                                                                                     (147)           16,021
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                       (33,150)                -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                (2,359)           (1,583)
   Interfund and net transfers to general account                                                550,846           174,092
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                  515,190           188,530
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                         (226,134)          156,482
                                                                                        -----------------   ---------------

Net assets at end of year                                                                   $     67,527      $    293,661
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                      108

Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraMid-Cap
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     19,375 shares (cost $227,335)            $   214,672       Dividend income                                $     6,700
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                     6,700
                                                                                                            ---------------
Net assets                                    $   214,672   Expenses:
                                            --------------
                                                                Administrative expense                                  14
                                                                Mortality and expense risk                           3,248
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     3,262
                                                                                                            ---------------

                                                            Net investment income                                    3,438

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (699,198)
                                                            Net unrealized appreciation on
                                                                 investments                                         7,566
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (688,194)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     295,434      $    897,937

Net decrease in net assets resulting from operations                                            (688,194)         (660,327)

Capital shares transactions
   Net premiums                                                                                   10,000            75,369
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                        (8,773)          (50,819)
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                (4,054)          (87,896)
   Interfund and net transfers to general account                                                610,259           121,170
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                  607,432            57,824
                                                                                        -----------------   ---------------

Total decrease in net assets                                                                     (80,762)         (602,503)
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     214,672      $    295,434
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                      109

Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraNASDAQ-100
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     227,002 shares (cost $3,419,837)        $  1,666,194       Dividend income                                 $        -
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                         -
                                                                                                            ---------------
Net assets                                   $  1,666,194   Expenses:
                                            --------------
                                                                Administrative expense                                  19
                                                                Mortality and expense risk                          47,655
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                    47,674
                                                                                                            ---------------

                                                            Net investment loss                                    (47,674)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                  (1,289,656)
                                                            Net unrealized depreciation on
                                                                 investments                                    (1,671,726)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                      $  (3,009,056)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    2,200,943       $    18,224

Net decrease in net assets resulting from operations                                          (3,009,056)       (1,407,202)

Capital shares transactions
   Net premiums                                                                                  219,493           444,500
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                        (5,071)                -
   Transfers of death benefits                                                                  (498,568)                -
   Transfers of other terminations                                                               (50,284)          (31,828)
   Interfund and net transfers to general account                                              2,808,737         3,177,249
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                2,474,307         3,589,921
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                         (534,749)        2,182,719
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    1,666,194      $  2,200,943
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                      110

Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraShort Dow 30
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     4,340 shares (cost $108,052)             $    89,831       Dividend income                                $     5,108
                                                                Capital gains distributions                        144,163
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                   149,271
                                                                                                            ---------------
Net assets                                    $    89,831   Expenses:
                                            --------------
                                                                Administrative expense                                   6
                                                                Mortality and expense risk                          13,726
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                    13,732
                                                                                                            ---------------

                                                            Net investment income                                  135,539

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized gains on investments                       38,989
                                                            Net unrealized depreciation on
                                                                 investments                                       (18,221)
                                                                                                            ---------------

                                                            Net increase in net assets resulting from
                                                             operations                                       $    156,307
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                              $         -        $        -

Net increase in net assets resulting from operations                                             156,307                 -

Capital shares transactions
   Net premiums                                                                                  242,208                 -
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                (1,529)                -
   Interfund and net transfers to general account                                               (307,155)                -
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                       (66,476)                -
                                                                                        -----------------   ---------------

Total increase in net assets                                                                      89,831                 -
                                                                                        -----------------   ---------------

Net assets at end of year                                                                   $     89,831        $        -
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                      111

Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraShort NASDAQ-100
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     14,163 shares (cost $489,288)            $   485,785       Dividend income                                $     6,108
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                     6,108
                                                                                                            ---------------
Net assets                                    $   485,785   Expenses:
                                            --------------
                                                                Administrative expense                                   7
                                                                Mortality and expense risk                          23,982
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                    23,989
                                                                                                            ---------------

                                                            Net investment loss                                    (17,881)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (187,111)
                                                            Net unrealized depreciation on
                                                                 investments                                        (3,670)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (208,662)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                             $      8,165        $        -

Net (decrease) increase in net assets resulting from operations                                 (208,662)              165

Capital shares transactions
   Net premiums                                                                                  242,921                 -
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                               (56,058)                -
   Interfund and net transfers to general account                                                499,419             8,000
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                  686,282             8,000
                                                                                        -----------------   ---------------

Total increase in net assets                                                                     477,620             8,165
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     485,785       $     8,165
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                      112

Midland National Life Insurance Company
Separate Account C
ProFunds VP UltraSmall-Cap
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     28,969 shares (cost $208,841)            $   225,087       Dividend income                                $     2,587
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                     2,587
                                                                                                            ---------------
Net assets                                    $   225,087   Expenses:
                                            --------------
                                                                Administrative expense                                  18
                                                                Mortality and expense risk                           3,252
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     3,270
                                                                                                            ---------------

                                                            Net investment loss                                       (683)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (690,935)
                                                            Net unrealized appreciation on
                                                                 investments                                        27,602
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (664,016)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     299,996        $        -

Net decrease in net assets resulting from operations                                            (664,016)       (2,057,059)

Capital shares transactions
   Net premiums                                                                                   12,982        14,046,335
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                        (5,503)                -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                (3,896)             (455)
   Interfund and net transfers to general account                                                585,524       (11,688,825)
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                  589,107         2,357,055
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                          (74,909)          299,996
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     225,087      $    299,996
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                      113

Midland National Life Insurance Company
Separate Account C
ProFunds VP Utilities
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     2,692 shares (cost $85,017)              $    69,402       Dividend income                                $     8,908
                                                                Capital gains distributions                          8,870
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                    17,778
                                                                                                            ---------------
Net assets                                    $    69,402   Expenses:
                                            --------------
                                                                Administrative expense                                  34
                                                                Mortality and expense risk                           5,962
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     5,996
                                                                                                            ---------------

                                                            Net investment income                                   11,782

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (102,530)
                                                            Net unrealized depreciation on
                                                                 investments                                       (18,161)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (108,909)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     150,868      $    545,070

Net (decrease) increase in net assets resulting from operations                                 (108,909)           16,611

Capital shares transactions
   Net premiums                                                                                   22,942           171,795
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                        (5,218)          (69,762)
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                (5,450)           (3,200)
   Interfund and net transfers to general account                                                 15,169          (509,646)
                                                                                        -----------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                        27,443          (410,813)
                                                                                        -----------------   ---------------

Total decrease in net assets                                                                     (81,466)         (394,202)
                                                                                        -----------------   ---------------

Net assets at end of year                                                                   $     69,402      $    150,868
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                      114

Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Hard Assets Fund
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     508,687 shares (cost $16,715,871)       $  9,533,690       Dividend income                                $    57,211
                                                                Capital gains distributions                      3,025,123
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                 3,082,334
                                                                                                            ---------------
Net assets                                   $  9,533,690   Expenses:
                                            --------------
                                                                Administrative expense                              12,929
                                                                Mortality and expense risk                         264,616
                                                                Contract maintenance charge                          1,811
                                                                                                            ---------------

                                                                                                                   279,356
                                                                                                            ---------------

                                                            Net investment income                                2,802,978

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                  (1,546,210)
                                                            Net unrealized depreciation on
                                                                 investments                                   (10,914,399)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                      $  (9,657,631)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $   20,156,629     $  11,138,867

Net (decrease) increase in net assets resulting from operations                               (9,657,631)        5,323,049

Capital shares transactions
   Net premiums                                                                                2,352,236         3,901,888
   Transfers of policy loans                                                                      (2,182)           (4,479)
   Transfers of surrenders                                                                      (632,612)         (462,086)
   Transfers of death benefits                                                                   (52,766)          (58,061)
   Transfers of other terminations                                                              (489,609)         (317,957)
   Interfund and net transfers to general account                                             (2,140,375)          635,408
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                      (965,308)        3,694,713
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                      (10,622,939)        9,017,762
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    9,533,690     $  20,156,629
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                       115


Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Emerging Markets Fund
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     367,151 shares (cost $3,105,278)        $  2,158,848       Dividend income                                 $        -
                                                                Capital gains distributions                      3,032,772
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                 3,032,772
                                                                                                            ---------------
Net assets                                   $  2,158,848   Expenses:
                                            --------------
                                                                Administrative expense                               1,967
                                                                Mortality and expense risk                          74,651
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                    76,618
                                                                                                            ---------------

                                                            Net investment income                                2,956,154

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                  (4,811,193)
                                                            Net unrealized depreciation on
                                                                 investments                                    (1,950,576)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                      $  (3,805,615)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    8,978,925      $  7,680,258

Net (decrease) increase in net assets resulting from operations                               (3,805,615)        1,587,331

Capital shares transactions
   Net premiums                                                                                  369,287         1,168,827
   Transfers of policy loans                                                                          (4)           (2,039)
   Transfers of surrenders                                                                      (588,812)         (166,356)
   Transfers of death benefits                                                                   (22,824)          (34,102)
   Transfers of other terminations                                                              (146,558)         (210,175)
   Interfund and net transfers to general account                                             (2,625,551)       (1,044,819)
                                                                                        -----------------   ---------------

     Net decrease in net assets from capital share transactions                               (3,014,462)         (288,664)
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                       (6,820,077)        1,298,667
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    2,158,848      $  8,978,925
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                       116


Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Bond Fund
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     75,813 shares (cost $869,344)            $   873,368       Dividend income                                $    57,158
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                    57,158
                                                                                                            ---------------
Net assets                                    $   873,368   Expenses:
                                            --------------
                                                                Administrative expense                                 632
                                                                Mortality and expense risk                          26,832
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                    27,464
                                                                                                            ---------------

                                                            Net investment income                                   29,694

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (219,383)
                                                            Net unrealized depreciation on
                                                                 investments                                       (25,672)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (215,361)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     474,634      $    362,344

Net (decrease) increase in net assets resulting from operations                                 (215,361)           48,004

Capital shares transactions
   Net premiums                                                                                  375,994           107,495
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                      (145,985)           (4,429)
   Transfers of death benefits                                                                         -            (2,539)
   Transfers of other terminations                                                               (96,353)          (24,426)
   Interfund and net transfers to general account                                                480,439           (11,815)
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                  614,095            64,286
                                                                                        -----------------   ---------------

Total increase in net assets                                                                     398,734           112,290
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     873,368      $    474,634
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                       117


Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust Worldwide Real Estate Fund
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     231,594 shares (cost $3,187,266)        $  1,435,883       Dividend income                               $    136,989
                                                                Capital gains distributions                        442,278
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                   579,267
                                                                                                            ---------------
Net assets                                   $  1,435,883   Expenses:
                                            --------------
                                                                Administrative expense                               1,940
                                                                Mortality and expense risk                          34,468
                                                                Contract maintenance charge                            341
                                                                                                            ---------------

                                                                                                                    36,749
                                                                                                            ---------------

                                                            Net investment income                                  542,518

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (709,329)
                                                            Net unrealized depreciation on
                                                                 investments                                    (1,533,883)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                      $  (1,700,694)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    3,480,080      $  2,673,648

Net decrease in net assets resulting from operations                                          (1,700,694)         (103,609)

Capital shares transactions
   Net premiums                                                                                  695,285         1,704,438
   Transfers of policy loans                                                                      (1,747)               (3)
   Transfers of surrenders                                                                      (113,908)         (108,036)
   Transfers of death benefits                                                                   (19,197)          (32,799)
   Transfers of other terminations                                                               (41,183)          (65,200)
   Interfund and net transfers to general account                                               (862,753)         (588,359)
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                      (343,503)          910,041
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                       (2,044,197)          806,432
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    1,435,883      $  3,480,080
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                       118


Midland National Life Insurance Company
Separate Account C
Janus Aspen Series Growth and Income Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     24,850 shares (cost $421,421)            $   287,516       Dividend income                                $     3,807
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                     3,807
                                                                                                            ---------------
Net assets                                    $   287,516   Expenses:
                                            --------------
                                                                Administrative expense                                 155
                                                                Mortality and expense risk                           5,908
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     6,063
                                                                                                            ---------------

                                                            Net investment loss                                     (2,256)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                     (32,667)
                                                            Net unrealized depreciation on
                                                                 investments                                      (155,733)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (190,656)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     672,799      $    501,607

Net (decrease) increase in net assets resulting from operations                                 (190,656)           30,244

Capital shares transactions
   Net premiums                                                                                    9,853            42,198
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                      (123,346)           (6,946)
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                (9,040)          (12,183)
   Interfund and net transfers to general account                                                (72,094)          117,879
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                      (194,627)          140,948
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                         (385,283)          171,192
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     287,516      $    672,799
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                       119


Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Total Return Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     3,393,521 shares (cost $34,906,750)     $ 34,987,198       Dividend income                               $  1,556,023
                                                                Capital gains distributions                        678,940
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                 2,234,963
                                                                                                            ---------------
Net assets                                   $ 34,987,198   Expenses:
                                            --------------
                                                                Administrative expense                              15,140
                                                                Mortality and expense risk                         539,484
                                                                Contract maintenance charge                          1,343
                                                                                                            ---------------

                                                                                                                   555,967
                                                                                                            ---------------

                                                            Net investment income                                1,678,996

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized gains on investments                      125,493
                                                            Net unrealized depreciation on
                                                                 investments                                      (765,675)
                                                                                                            ---------------

                                                            Net increase in net assets resulting from
                                                             operations                                       $  1,038,814
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $   31,782,014     $  25,087,201

Net increase in net assets resulting from operations                                           1,038,814         2,127,274

Capital shares transactions
   Net premiums                                                                                4,437,705         5,400,536
   Transfers of policy loans                                                                       2,193             3,135
   Transfers of surrenders                                                                    (2,356,082)       (1,817,898)
   Transfers of death benefits                                                                  (311,695)         (322,782)
   Transfers of other terminations                                                            (1,338,456)         (811,369)
   Interfund and net transfers to general account                                              1,732,705         2,115,917
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                2,166,370         4,567,539
                                                                                        -----------------   ---------------

Total increase in net assets                                                                   3,205,184         6,694,813
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $   34,987,198     $  31,782,014
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                       120


Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Low Duration Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     232,636 shares (cost $2,282,943)        $  2,251,914       Dividend income                                $    97,319
                                                                Capital gains distributions                         86,801
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                   184,120
                                                                                                            ---------------
Net assets                                   $  2,251,914   Expenses:
                                            --------------
                                                                Administrative expense                                 542
                                                                Mortality and expense risk                          43,983
                                                                Contract maintenance charge                             53
                                                                                                            ---------------

                                                                                                                    44,578
                                                                                                            ---------------

                                                            Net investment income                                  139,542

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (129,538)
                                                            Net unrealized depreciation on
                                                                 investments                                       (51,814)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $    (41,810)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    1,283,734      $    758,175

Net (decrease) increase in net assets resulting from operations                                  (41,810)           70,714

Capital shares transactions
   Net premiums                                                                                1,655,899         1,091,859
   Transfers of policy loans                                                                       1,860               632
   Transfers of surrenders                                                                      (135,146)          (85,287)
   Transfers of death benefits                                                                         -           (37,910)
   Transfers of other terminations                                                              (116,429)          (22,671)
   Interfund and net transfers to general account                                               (396,194)         (491,778)
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                1,009,990           454,845
                                                                                        -----------------   ---------------

Total increase in net assets                                                                     968,180           525,559
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    2,251,914      $  1,283,734
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                       121


Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust High Yield Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     964,119 shares (cost $6,909,742)        $  5,456,913       Dividend income                               $    451,910
                                                                Capital gains distributions                         13,407
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                   465,317
                                                                                                            ---------------
Net assets                                   $  5,456,913   Expenses:
                                            --------------
                                                                Administrative expense                               3,692
                                                                Mortality and expense risk                          84,128
                                                                Contract maintenance charge                            313
                                                                                                            ---------------

                                                                                                                    88,133
                                                                                                            ---------------

                                                            Net investment income                                  377,184

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (502,542)
                                                            Net unrealized depreciation on
                                                                 investments                                    (1,341,232)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                      $  (1,466,590)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    6,565,689      $  4,747,553

Net (decrease) increase in net assets resulting from operations                               (1,466,590)          127,898

Capital shares transactions
   Net premiums                                                                                1,310,168         1,725,488
   Transfers of policy loans                                                                        (951)             (285)
   Transfers of surrenders                                                                      (549,571)         (226,095)
   Transfers of death benefits                                                                   (57,961)          (11,830)
   Transfers of other terminations                                                              (198,840)         (160,448)
   Interfund and net transfers to general account                                               (145,031)          363,408
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                  357,814         1,690,238
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                       (1,108,776)        1,818,136
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    5,456,913      $  6,565,689
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                       122


Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust Real Return Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     353,910 shares (cost $4,846,624)        $  3,985,026       Dividend income                               $    220,003
                                                                Capital gains distributions                          6,699
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                   226,702
                                                                                                            ---------------
Net assets                                   $  3,985,026   Expenses:
                                            --------------
                                                                Administrative expense                               3,460
                                                                Mortality and expense risk                          95,150
                                                                Contract maintenance charge                            396
                                                                                                            ---------------

                                                                                                                    99,006
                                                                                                            ---------------

                                                            Net investment income                                  127,696

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                     (92,672)
                                                            Net unrealized depreciation on
                                                                 investments                                      (525,569)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (490,545)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    3,493,905      $  2,744,513

Net (decrease) increase in net assets resulting from operations                                 (490,545)          266,210

Capital shares transactions
   Net premiums                                                                                  982,884           248,469
   Transfers of policy loans                                                                           6                (4)
   Transfers of surrenders                                                                      (317,859)         (204,999)
   Transfers of death benefits                                                                   (13,962)          (84,997)
   Transfers of other terminations                                                              (187,711)          (96,875)
   Interfund and net transfers to general account                                                518,308           621,588
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                  981,666           483,182
                                                                                        -----------------   ---------------

Total increase in net assets                                                                     491,121           749,392
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    3,985,026      $  3,493,905
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                       123


Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust All Asset Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     81,620 shares (cost $749,987)            $   753,352       Dividend income                                $    32,969
                                                                Capital gains distributions                         30,726
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                    63,695
                                                                                                            ---------------
Net assets                                    $   753,352   Expenses:
                                            --------------
                                                                Administrative expense                                   6
                                                                Mortality and expense risk                           7,770
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     7,776
                                                                                                            ---------------

                                                            Net investment income                                   55,919

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (174,598)
                                                            Net unrealized appreciation on
                                                                 investments                                         3,696
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (114,983)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                             $     10,693        $        -

Net (decrease) increase in net assets resulting from operations                                 (114,983)               21

Capital shares transactions
   Net premiums                                                                                   38,376                 -
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                        (3,730)                -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                (6,253)              (46)
   Interfund and net transfers to general account                                                829,249            10,718
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                  857,642            10,672
                                                                                        -----------------   ---------------

Total increase in net assets                                                                     742,659            10,693
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     753,352       $    10,693
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                      124

Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust Structured Small Cap Equity Fund
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     322,621 shares (cost $3,177,352)        $  2,251,894       Dividend income                                $    20,308
                                                                Capital gains distributions                          5,124
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                    25,432
                                                                                                            ---------------
Net assets                                   $  2,251,894   Expenses:
                                            --------------
                                                                Administrative expense                               1,364
                                                                Mortality and expense risk                          50,755
                                                                Contract maintenance charge                            104
                                                                                                            ---------------

                                                                                                                    52,223
                                                                                                            ---------------

                                                            Net investment loss                                    (26,791)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                  (1,468,074)
                                                            Net unrealized appreciation on
                                                                 investments                                        86,206
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                      $  (1,408,659)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    3,526,618      $  3,021,598

Net decrease in net assets resulting from operations                                          (1,408,659)         (668,839)

Capital shares transactions
   Net premiums                                                                                  425,294           983,888
   Transfers of policy loans                                                                      (1,394)             (465)
   Transfers of surrenders                                                                      (176,902)         (229,218)
   Transfers of death benefits                                                                   (16,789)          (25,625)
   Transfers of other terminations                                                              (103,791)         (100,461)
   Interfund and net transfers to general account                                                  7,517           545,740
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                  133,935         1,173,859
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                       (1,274,724)          505,020
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    2,251,894      $  3,526,618
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                       125


Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust Growth and Income Fund
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     44,273 shares (cost $572,470)            $   352,852       Dividend income                                $     9,569
                                                                Capital gains distributions                             47
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                     9,616
                                                                                                            ---------------
Net assets                                    $   352,852   Expenses:
                                            --------------
                                                                Administrative expense                                 141
                                                                Mortality and expense risk                           6,017
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     6,158
                                                                                                            ---------------

                                                            Net investment income                                    3,458

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                     (58,324)
                                                            Net unrealized depreciation on
                                                                 investments                                      (138,422)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (193,288)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     571,961      $    516,031

Net decrease in net assets resulting from operations                                            (193,288)          (18,835)

Capital shares transactions
   Net premiums                                                                                   60,355           126,605
   Transfers of policy loans                                                                         100                40
   Transfers of surrenders                                                                      (106,504)              (19)
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                (7,450)          (10,758)
   Interfund and net transfers to general account                                                 27,678           (41,103)
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                       (25,821)           74,765
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                         (219,109)           55,930
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     352,852      $    571,961
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                          126


Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust Mid Cap Value Fund
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     197,897 shares (cost $2,761,699)        $  1,713,790       Dividend income                                $    25,542
                                                                Capital gains distributions                          4,574
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                    30,116
                                                                                                            ---------------
Net assets                                   $  1,713,790   Expenses:
                                            --------------
                                                                Administrative expense                                 633
                                                                Mortality and expense risk                          31,435
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                    32,068
                                                                                                            ---------------

                                                            Net investment loss                                     (1,952)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (378,480)
                                                            Net unrealized depreciation on
                                                                 investments                                      (656,708)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                      $  (1,037,140)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    2,104,830      $    670,680

Net decrease in net assets resulting from operations                                          (1,037,140)          (25,576)

Capital shares transactions
   Net premiums                                                                                  853,562         1,048,937
   Transfers of policy loans                                                                      (1,663)                -
   Transfers of surrenders                                                                       (30,674)          (36,484)
   Transfers of death benefits                                                                    (3,892)                -
   Transfers of other terminations                                                               (67,011)          (32,232)
   Interfund and net transfers to general account                                               (104,222)          479,505
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                  646,100         1,459,726
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                         (391,040)        1,434,150
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    1,713,790      $  2,104,830
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                          127


Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust Small Cap Growth Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     13,030 shares (cost $177,978)            $   108,804       Dividend income                                 $        -
                                                                Capital gains distributions                          6,107
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                     6,107
                                                                                                            ---------------
Net assets                                    $   108,804   Expenses:
                                            --------------
                                                                Administrative expense                                  94
                                                                Mortality and expense risk                           5,949
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     6,043
                                                                                                            ---------------

                                                            Net investment income                                       64

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (177,392)
                                                            Net unrealized depreciation on
                                                                 investments                                       (56,247)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (233,575)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     217,365      $    220,995

Net (decrease) increase in net assets resulting from operations                                 (233,575)           15,965

Capital shares transactions
   Net premiums                                                                                   11,906           (56,236)
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                        (2,525)              (25)
   Transfers of death benefits                                                                      (851)                -
   Transfers of other terminations                                                                (6,579)           (8,849)
   Interfund and net transfers to general account                                                123,063            45,515
                                                                                        -----------------   ---------------

     Net increase (decrease) in net assets from capital share transactions                       125,014           (19,595)
                                                                                        -----------------   ---------------

Total decrease in net assets                                                                    (108,561)           (3,630)
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     108,804      $    217,365
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                          128


Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust Mid-Cap Growth Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     85,757 shares (cost $2,015,228)         $  1,362,686       Dividend income                                 $        -
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                         -
                                                                                                            ---------------
Net assets                                   $  1,362,686   Expenses:
                                            --------------
                                                                Administrative expense                                 678
                                                                Mortality and expense risk                          15,361
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                    16,039
                                                                                                            ---------------

                                                            Net investment loss                                    (16,039)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                     (69,433)
                                                            Net unrealized depreciation on
                                                                 investments                                      (781,571)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (867,043)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    1,460,282      $    268,275

Net (decrease) increase in net assets resulting from operations                                 (867,043)          193,282

Capital shares transactions
   Net premiums                                                                                   30,129           185,060
   Transfers of policy loans                                                                          12                 -
   Transfers of surrenders                                                                       (65,022)          (60,046)
   Transfers of death benefits                                                                    (4,173)          (18,211)
   Transfers of other terminations                                                               (48,808)          (41,162)
   Interfund and net transfers to general account                                                857,309           933,084
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                  769,447           998,725
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                          (97,596)        1,192,007
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    1,362,686      $  1,460,282
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                          129


Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust Regency Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     86,793 shares (cost $739,080)            $   746,416       Dividend income                                $     1,166
                                                                Capital gains distributions                            215
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                     1,381
                                                                                                            ---------------
Net assets                                    $   746,416   Expenses:
                                            --------------
                                                                Administrative expense                                 105
                                                                Mortality and expense risk                           3,992
                                                                Contract maintenance charge                             17
                                                                                                            ---------------

                                                                                                                     4,114
                                                                                                            ---------------

                                                            Net investment loss                                     (2,733)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (181,897)
                                                            Net unrealized appreciation on
                                                                 investments                                        68,849
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (115,781)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    2,132,570      $    182,975

Net decrease in net assets resulting from operations                                            (115,781)          (39,079)

Capital shares transactions
   Net premiums                                                                                   22,602            82,755
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                       (35,324)           (8,279)
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                (6,662)           (7,594)
   Interfund and net transfers to general account                                             (1,250,989)        1,921,792
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                    (1,270,373)        1,988,674
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                       (1,386,154)        1,949,595
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     746,416      $  2,132,570
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                          130


Midland National Life Insurance Company
Separate Account C
Premier VIT NACM Small Cap Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     27,022 shares (cost $613,659)            $   362,367       Dividend income                                 $        -
                                                                Capital gains distributions                         87,141
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                    87,141
                                                                                                            ---------------
Net assets                                    $   362,367   Expenses:
                                            --------------
                                                                Administrative expense                                 133
                                                                Mortality and expense risk                           5,786
                                                                Contract maintenance charge                             31
                                                                                                            ---------------

                                                                                                                     5,950
                                                                                                            ---------------

                                                            Net investment income                                   81,191

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (102,149)
                                                            Net unrealized depreciation on
                                                                 investments                                      (221,144)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (242,102)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     312,404      $    250,243

Net (decrease) increase in net assets resulting from operations                                 (242,102)           38,117

Capital shares transactions
   Net premiums                                                                                  167,092           121,853
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                       (49,554)          (11,135)
   Transfers of death benefits                                                                         -            (1,918)
   Transfers of other terminations                                                                (3,535)           (8,106)
   Interfund and net transfers to general account                                                178,062           (76,650)
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                  292,065            24,044
                                                                                        -----------------   ---------------

Total increase in net assets                                                                      49,963            62,161
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     362,367      $    312,404
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                          131


Midland National Life Insurance Company
Separate Account C
Premier VIT OpCap Renaissance Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     0 shares (cost $0)                         $       -       Dividend income                                 $       86
                                                                Capital gains distributions                          2,339
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                     2,425
                                                                                                            ---------------
Net assets                                      $       -   Expenses:
                                            --------------
                                                                Administrative expense                                  (1)
                                                                Mortality and expense risk                               7
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                         6
                                                                                                            ---------------

                                                            Net investment income                                    2,419

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                      (3,679)
                                                            Net unrealized appreciation on
                                                                 investments                                           354
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                        $      (906)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                             $     12,103      $  2,230,227

Net decrease in net assets resulting from operations                                                (906)           (3,802)

Capital shares transactions
   Net premiums                                                                                       14            51,132
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -               (10)
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                     -            (4,657)
   Interfund and net transfers to general account                                                (11,211)       (2,260,787)
                                                                                        -----------------   ---------------

     Net decrease in net assets from capital share transactions                                  (11,197)       (2,214,322)
                                                                                        -----------------   ---------------

Total decrease in net assets                                                                     (12,103)       (2,218,124)
                                                                                        -----------------   ---------------

Net assets at end of year                                                                    $         -       $    12,103
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.




                                          132


Midland National Life Insurance Company
Separate Account C
Credit Suisse Global Small Cap Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     5,760 shares (cost $75,454)              $    42,398       Dividend income                                $     1,598
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                     1,598
                                                                                                            ---------------
Net assets                                    $    42,398   Expenses:
                                            --------------
                                                                Administrative expense                                  13
                                                                Mortality and expense risk                           1,305
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     1,318
                                                                                                            ---------------

                                                            Net investment income                                      280

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                     (16,085)
                                                            Net unrealized depreciation on
                                                                 investments                                       (28,727)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $    (44,532)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                             $     45,218        $        -

Net decrease in net assets resulting from operations                                             (44,532)           (5,749)

Capital shares transactions
   Net premiums                                                                                    1,984            30,402
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                (1,190)           (2,855)
   Interfund and net transfers to general account                                                 40,918            23,420
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                   41,712            50,967
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                           (2,820)           45,218
                                                                                        -----------------   ---------------

Net assets at end of year                                                                   $     42,398       $    45,218
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                      133

Midland National Life Insurance Company
Separate Account C
Credit Suisse Trust Large Cap Value Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     9,854 shares (cost $146,435)             $    74,494       Dividend income                                $     2,986
                                                                Capital gains distributions                          9,527
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                    12,513
                                                                                                            ---------------
Net assets                                    $    74,494   Expenses:
                                            --------------
                                                                Administrative expense                                   3
                                                                Mortality and expense risk                           2,093
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     2,096
                                                                                                            ---------------

                                                            Net investment income                                   10,417

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                      (6,789)
                                                            Net unrealized depreciation on
                                                                 investments                                       (50,177)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $    (46,549)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     124,730      $    133,890

Net decrease in net assets resulting from operations                                             (46,549)           (1,450)

Capital shares transactions
   Net premiums                                                                                       (1)           89,531
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                (2,342)           (3,069)
   Interfund and net transfers to general account                                                 (1,344)          (94,172)
                                                                                        -----------------   ---------------

     Net decrease in net assets from capital share transactions                                   (3,687)           (7,710)
                                                                                        -----------------   ---------------

Total decrease in net assets                                                                     (50,236)           (9,160)
                                                                                        -----------------   ---------------

Net assets at end of year                                                                   $     74,494      $    124,730
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                      134

Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund Appreciation Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     2,566 shares (cost $90,287)              $    73,646       Dividend income                                $     1,724
                                                                Capital gains distributions                          7,481
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                     9,205
                                                                                                            ---------------
Net assets                                    $    73,646   Expenses:
                                            --------------
                                                                Administrative expense                                  30
                                                                Mortality and expense risk                           3,978
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     4,008
                                                                                                            ---------------

                                                            Net investment income                                    5,197

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                     (50,036)
                                                            Net unrealized depreciation on
                                                                 investments                                       (17,554)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $    (62,393)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                             $     89,543        $        -

Net (decrease) increase in net assets resulting from operations                                  (62,393)            6,806

Capital shares transactions
   Net premiums                                                                                    8,768             5,304
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                (5,092)          (12,680)
   Interfund and net transfers to general account                                                 42,820            90,113
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                   46,496            82,737
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                          (15,897)           89,543
                                                                                        -----------------   ---------------

Net assets at end of year                                                                   $     73,646       $    89,543
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                      135

Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund International Value Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     10,224 shares (cost $130,482)            $    89,666       Dividend income                                $     3,865
                                                                Capital gains distributions                         33,528
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                    37,393
                                                                                                            ---------------
Net assets                                    $    89,666   Expenses:
                                            --------------
                                                                Administrative expense                                  15
                                                                Mortality and expense risk                           3,717
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     3,732
                                                                                                            ---------------

                                                            Net investment income                                   33,661

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                     (94,233)
                                                            Net unrealized depreciation on
                                                                 investments                                       (37,131)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $    (97,703)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     237,667       $    39,687

Net decrease in net assets resulting from operations                                             (97,703)           (5,317)

Capital shares transactions
   Net premiums                                                                                    1,975           127,122
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                          (613)                -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                (7,532)          (17,794)
   Interfund and net transfers to general account                                                (44,128)           93,969
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                       (50,298)          203,297
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                         (148,001)          197,980
                                                                                        -----------------   ---------------

Net assets at end of year                                                                   $     89,666      $    237,667
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                      136

Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund Socially Responsible Growth Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     0 shares (cost $0)                         $       -       Dividend income                                 $        -
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                         -
                                                                                                            ---------------
Net assets                                      $       -   Expenses:
                                            --------------
                                                                Administrative expense                                   -
                                                                Mortality and expense risk                               -
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                         -
                                                                                                            ---------------

                                                            Net investment income                                        -

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized gains on investments                            -
                                                            Net unrealized appreciation on
                                                                 investments                                             -
                                                                                                            ---------------

                                                            Net increase in net assets resulting from
                                                             operations                                         $        -
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                              $         -        $        -

Net increase in net assets resulting from operations                                                   -                 -

Capital shares transactions
   Net premiums                                                                                        -                 -
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                     -                 -
   Interfund and net transfers to general account                                                      -                 -
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                        -                 -
                                                                                        -----------------   ---------------

Total increase in net assets                                                                           -                 -
                                                                                        -----------------   ---------------

Net assets at end of year                                                                    $         -        $        -
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                      137

Midland National Life Insurance Company
Separate Account C
Direxion Insurance Trust Managed Bond Fund
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     33,932 shares (cost $665,944)            $   658,616       Dividend income                                $    30,114
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                    30,114
                                                                                                            ---------------
Net assets                                    $   658,616   Expenses:
                                            --------------
                                                                Administrative expense                                 163
                                                                Mortality and expense risk                          21,834
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                    21,997
                                                                                                            ---------------

                                                            Net investment income                                    8,117

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                      (5,348)
                                                            Net unrealized depreciation on
                                                                 investments                                        (4,574)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $     (1,805)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     730,031       $    82,642

Net decrease in net assets resulting from operations                                              (1,805)           (2,732)

Capital shares transactions
   Net premiums                                                                                   13,955                13
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                               (21,011)           (1,229)
   Interfund and net transfers to general account                                                (62,554)          651,337
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                       (69,610)          650,121
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                          (71,415)          647,389
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     658,616      $    730,031
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                      138

Midland National Life Insurance Company
Separate Account C
Direxion Insurance Trust All-Cap Equity Fund
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     46,357 shares (cost $1,120,363)          $   706,488       Dividend income                                 $        -
                                                                Capital gains distributions                        123,181
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                   123,181
                                                                                                            ---------------
Net assets                                    $   706,488   Expenses:
                                            --------------
                                                                Administrative expense                                 263
                                                                Mortality and expense risk                          34,368
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                    34,631
                                                                                                            ---------------

                                                            Net investment income                                   88,550

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (179,429)
                                                            Net unrealized depreciation on
                                                                 investments                                      (299,375)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (390,254)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $    2,156,412      $    430,616

Net decrease in net assets resulting from operations                                            (390,254)          (24,741)

Capital shares transactions
   Net premiums                                                                                    9,543               261
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                               (26,258)           (8,222)
   Interfund and net transfers to general account                                             (1,042,955)        1,758,498
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                    (1,059,670)        1,750,537
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                       (1,449,924)        1,725,796
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     706,488      $  2,156,412
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                      139

Midland National Life Insurance Company
Separate Account C
Direxion Insurance Trust HY Bond Fund
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     66,832 shares (cost $1,094,334)         $  1,094,039       Dividend income                                $     5,218
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                     5,218
                                                                                                            ---------------
Net assets                                   $  1,094,039   Expenses:
                                            --------------
                                                                Administrative expense                                 177
                                                                Mortality and expense risk                           3,724
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     3,901
                                                                                                            ---------------

                                                            Net investment income                                    1,317

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                     (11,406)
                                                            Net unrealized appreciation on
                                                                 investments                                         3,674
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $     (6,415)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     464,137        $        -

Net decrease in net assets resulting from operations                                              (6,415)           (6,982)

Capital shares transactions
   Net premiums                                                                                        -            14,498
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                               (11,675)          (10,479)
   Interfund and net transfers to general account                                                647,992           467,100
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                  636,317           471,119
                                                                                        -----------------   ---------------

Total increase in net assets                                                                     629,902           464,137
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $    1,094,039      $    464,137
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                      140

Midland National Life Insurance Company
Separate Account C
Van Kampen Life Investment Trust Growth and Income Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     5,795 shares (cost $98,527)              $    79,445       Dividend income                                $     1,325
                                                                Capital gains distributions                          2,574
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                     3,899
                                                                                                            ---------------
Net assets                                    $    79,445   Expenses:
                                            --------------
                                                                Administrative expense                                   8
                                                                Mortality and expense risk                           4,987
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     4,995
                                                                                                            ---------------

                                                            Net investment loss                                     (1,096)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                     (71,590)
                                                            Net unrealized depreciation on
                                                                 investments                                       (17,034)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $    (89,720)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                             $     57,681        $        -

Net decrease in net assets resulting from operations                                             (89,720)             (385)

Capital shares transactions
   Net premiums                                                                                    8,775            40,074
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                (2,441)           (2,669)
   Interfund and net transfers to general account                                                105,150            20,661
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                  111,484            58,066
                                                                                        -----------------   ---------------

Total increase in net assets                                                                      21,764            57,681
                                                                                        -----------------   ---------------

Net assets at end of year                                                                   $     79,445       $    57,681
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                      141

Midland National Life Insurance Company
Separate Account C
Van Kampen Universal Institutional Funds Emerging Markets Debt Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     2,362 shares (cost $19,590)              $    15,211       Dividend income                                $     2,169
                                                                Capital gains distributions                          1,262
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                     3,431
                                                                                                            ---------------
Net assets                                    $    15,211   Expenses:
                                            --------------
                                                                Administrative expense                                   -
                                                                Mortality and expense risk                           1,427
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     1,427
                                                                                                            ---------------

                                                            Net investment income                                    2,004

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                      (3,162)
                                                            Net unrealized depreciation on
                                                                 investments                                        (1,925)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $     (3,083)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     143,678       $    19,084

Net (decrease) increase in net assets resulting from operations                                   (3,083)            3,782

Capital shares transactions
   Net premiums                                                                                        1            99,998
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                (1,284)           (3,929)
   Interfund and net transfers to general account                                               (124,101)           24,743
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                      (125,384)          120,812
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                         (128,467)          124,594
                                                                                        -----------------   ---------------

Net assets at end of year                                                                   $     15,211      $    143,678
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                      142

Midland National Life Insurance Company
Separate Account C
Van Kampen Universal Institutional Funds Emerging Markets Equity Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     22,852 shares (cost $312,874)            $   174,359       Dividend income                                 $        -
                                                                Capital gains distributions                        192,481
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                   192,481
                                                                                                            ---------------
Net assets                                    $   174,359   Expenses:
                                            --------------
                                                                Administrative expense                                  42
                                                                Mortality and expense risk                          10,415
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                    10,457
                                                                                                            ---------------

                                                            Net investment income                                  182,024

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (340,311)
                                                            Net unrealized depreciation on
                                                                 investments                                      (167,182)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (325,469)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     376,592      $    220,426

Net (decrease) increase in net assets resulting from operations                                 (325,469)           94,488

Capital shares transactions
   Net premiums                                                                                  632,186            97,203
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                        (3,428)                -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                (7,019)          (10,624)
   Interfund and net transfers to general account                                               (498,503)          (24,901)
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                  123,236            61,678
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                         (202,233)          156,166
                                                                                        -----------------   ---------------

Net assets at end of year                                                                  $     174,359      $    376,592
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                      143

Midland National Life Insurance Company
Separate Account C
Van Kampen Universal Institutional Funds Mid Cap Growth Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     9,476 shares (cost $64,759)              $    54,675       Dividend income                                $     5,500
                                                                Capital gains distributions                        209,762
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                   215,262
                                                                                                            ---------------
Net assets                                    $    54,675   Expenses:
                                            --------------
                                                                Administrative expense                                  10
                                                                Mortality and expense risk                           9,809
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     9,819
                                                                                                            ---------------

                                                            Net investment income                                  205,443

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (371,878)
                                                            Net unrealized depreciation on
                                                                 investments                                       (22,728)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $   (189,163)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     244,319        $        -

Net (decrease) increase in net assets resulting from operations                                 (189,163)           15,117

Capital shares transactions
   Net premiums                                                                                1,190,012           245,770
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                        (4,275)                -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                  (802)             (359)
   Interfund and net transfers to general account                                             (1,185,416)          (16,209)
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                          (481)          229,202
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                         (189,644)          244,319
                                                                                        -----------------   ---------------

Net assets at end of year                                                                   $     54,675      $    244,319
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                      144

Midland National Life Insurance Company
Separate Account C
Van Kampen Universal Institutional Funds U.S. Mid Cap Value Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     492 shares (cost $5,063)                  $    3,762       Dividend income                                 $      305
                                                                Capital gains distributions                         12,780
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                    13,085
                                                                                                            ---------------
Net assets                                     $    3,762   Expenses:
                                            --------------
                                                                Administrative expense                                   -
                                                                Mortality and expense risk                             561
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                       561
                                                                                                            ---------------

                                                            Net investment income                                   12,524

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                     (20,357)
                                                            Net unrealized depreciation on
                                                                 investments                                        (1,422)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $     (9,255)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                             $     16,485        $        -

Net (decrease) increase in net assets resulting from operations                                   (9,255)               74

Capital shares transactions
   Net premiums                                                                                   (2,346)           73,485
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                  (252)              (16)
   Interfund and net transfers to general account                                                   (870)          (57,058)
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                        (3,468)           16,411
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                          (12,723)           16,485
                                                                                        -----------------   ---------------

Net assets at end of year                                                                   $      3,762       $    16,485
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                      145

Midland National Life Insurance Company
Separate Account C
Van Kampen Universal Institutional Funds U.S. Real Estate Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     2,444 shares (cost $37,167)              $    19,894       Dividend income                                $     1,117
                                                                Capital gains distributions                         15,518
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                    16,635
                                                                                                            ---------------
Net assets                                    $    19,894   Expenses:
                                            --------------
                                                                Administrative expense                                   8
                                                                Mortality and expense risk                           1,678
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                     1,686
                                                                                                            ---------------

                                                            Net investment income                                   14,949

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                     (49,035)
                                                            Net unrealized appreciation on
                                                                 investments                                        16,640
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                       $    (17,446)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                            $     138,157      $    100,767

Net decrease in net assets resulting from operations                                             (17,446)          (27,824)

Capital shares transactions
   Net premiums                                                                                       41           115,454
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                                (1,263)           (4,103)
   Interfund and net transfers to general account                                                (99,595)          (46,137)
                                                                                        -----------------   ---------------

     Net (decrease) increase in net assets from capital share transactions                      (100,817)           65,214
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                         (118,263)           37,390
                                                                                        -----------------   ---------------

Net assets at end of year                                                                   $     19,894      $    138,157
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                      146

Midland National Life Insurance Company
Separate Account C
Northern Lights Variable Trust Adaptive Allocation Portfolio
----------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                       Statement of Operations
    December 31, 2008                                               Year Ended December 31, 2008
Assets:
   Investment in Portfolio,                                 Investment income:
     1,710,329 shares (cost $16,894,080)     $ 13,528,700       Dividend income                                $    61,715
                                                                Capital gains distributions                              -
                                                                                                            ---------------
Liabilities                                             -
                                            --------------
                                                                                                                    61,715
                                                                                                            ---------------
Net assets                                   $ 13,528,700   Expenses:
                                            --------------
                                                                Administrative expense                                  30
                                                                Mortality and expense risk                         196,614
                                                                Contract maintenance charge                              -
                                                                                                            ---------------

                                                                                                                   196,644
                                                                                                            ---------------

                                                            Net investment loss                                   (134,929)

                                                            Realized and unrealized gains
                                                              (losses) on investments
                                                            Net realized losses on investments                    (132,731)
                                                            Net unrealized depreciation on
                                                                 investments                                    (2,876,565)
                                                                                                            ---------------

                                                            Net decrease in net assets resulting from
                                                             operations                                      $  (3,144,225)
                                                                                                            ---------------

---------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2008 and 2007

                                                                                              2008               2007

Net assets at beginning of year                                                           $   16,411,138        $        -

Net decrease in net assets resulting from operations                                          (3,144,225)         (636,008)

Capital shares transactions
   Net premiums                                                                                1,037,421           417,493
   Transfers of policy loans                                                                           -                 -
   Transfers of surrenders                                                                             -                 -
   Transfers of death benefits                                                                         -                 -
   Transfers of other terminations                                                              (775,634)          (62,709)
   Interfund and net transfers to general account                                                      -        16,692,362
                                                                                        -----------------   ---------------

     Net increase in net assets from capital share transactions                                  261,787        17,047,146
                                                                                        -----------------   ---------------

Total (decrease) increase in net assets                                                       (2,882,438)       16,411,138
                                                                                        -----------------   ---------------

Net assets at end of year                                                                 $   13,528,700     $  16,411,138
                                                                                        -----------------   ---------------





The accompanying notes are an integral part of these financial statements.



                                      147

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
--------------------------------------------------------------------------------

1.      Organization and Significant Accounting Policies


        Organization
        Midland National Life Separate Account C ("Separate Account"), a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 as amended, is a segregated investment account of Midland National Life Insurance Company (the "Company") in accordance with the provisions of the Iowa Insurance laws. The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account consists of eight insurance products, each with different characteristics and product features which result in varying charges. The Separate Account is used to fund variable annuity contracts of the Company. Sammons Securities Corporation, an affiliate, serves as the underwriter of the variable products.

        Investments
        The Separate Account invests in specified portfolios of Fidelity Variable Insurance Products Fund I ("VIPF"), Fidelity Variable Insurance Products Fund II ("VIPF II"), Fidelity Variable Insurance Products Fund III ("VIPF III"), American Century Variable Portfolios, Inc. ("ACVP"), MFS Variable Insurance Trust ("MFS"), Lord Abbett Series Fund, Inc. ("LAC"), Alger American Fund ("FAM"), Calvert Variable Series, Inc. ("CAM"), AIM Variable Insurance Funds ("AIM"), LEVCO Series Trust ("LEVCO"), J.P. Morgan Series Trust II ("JP"), Rydex Variable Trust ("RYDEX"), ProFunds VP ("PF"), Van Eck Worldwide Insurance Trust ("VE"), Janus Aspen Series ("JANUS"), PIMCO Variable Insurance Trust ("PIMCO"), Goldman Sachs Variable Insurance Trust ("Goldman"), Neuberger Berman Advisors Management Trust ("Neuberger"), Premier VIT ("Premier"), Credit Suisse Trust ("CS"), the Dreyfus Variable Investment Fund ("Dreyfus"), the Direxion Insurance Trust ("Direxion"), the Van Kampen Life Investment Trust ("VKLIT"), the Van Kampen Universal Institutional Funds ("VKUIF") and the Northern Lights Variable Trust ("NLVT"), (collectively "the Funds"), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants.


        The following funds were all added effective May 1, 2007: PF Emerging Markets, PF Falling U.S. Dollar, PF International, PF Mid-Cap, PF Short Emerging Markets, PF Short International, PF UltraShort Dow 30, PF UltraShort NASDAQ-100, PIMCO All Asset Portfolio, and NLVT Adaptive Allocation Portfolio. All other portfolios have been in existence for more than two years.


        Effective February 6, 2006, the LEVCO Series Trust Equity Value Fund was liquidated. This plan of liquidation and dissolution was approved by the Board of Trustees of LEVCO Series Trust on December 5, 2005. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.


        Effective June 1, 2007, the FAM Small Capitalization Portfolio was closed to new investors. Policyholders that had existing shares in the fund were allowed to continue to make additional investments into the fund.


        Effective September 28, 2007, the CAM VS Social Small Cap Growth Portfolio was merged with the CAM VS Social Mid Cap Portfolio. This plan of merger was approved by the Board of Directors of Calvert Variable Series, Inc. All policyowners were able to exchange the assets of the CAM VS Social Small Cap Growth Portfolio for shares of equal value in the CS VS Social Mid-Cap Growth Portfolio.


        Effective January 8, 2008, the Premier OpCap Renaissance Portfolio was liquidated. The fund stopped accepting new investments on November 9, 2007. This plan of liquidation was approved by the Board of Trustees of Premier VIT on August 14, 2007. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.


        Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividends are automatically reinvested in shares of the Funds.


        In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements. SFAS 157 defines fair value and establishes a framework for measuring fair value. SFAS No.157 is effective for fiscal years beginning after November 15, 2007. In September 2008, SFAS No. 157-3 was issued and provides guidance for determining fair value of a financial asset when the market for that financial asset is not active, (collectively SFAS Nos. 157 and 157-3 are referred to as "SFAS 157"). The adoption of SFAS 157 resulted in no change to the Statement of Assets and Liabilities or the Statement of Changes in Net Assets.


        Per SFAS 157, fair value is based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 also establishes a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.


        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.


        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.


        Level 1 - Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are mutual funds. As required by SFAS 157, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.


        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates. The Company does not hold any level 2 securities in the Separate Account.


        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments. The Company does not hold any level 3 securities in the Separate Account.


        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.



                                                                     December 31, 2008
                                          -----------------------------------------------------------------------
                                           Quoted prices      Significant
                                             In active           other           Significant
                                            Markets for        observable       unobservable
                                          identical assets       inputs            inputs
                                             (Level 1)         (Level 2)          (Level 3)           Total
Assets
Separate account assets                     $ 376,809,429     $      -          $      -           $ 376,809,429
                                          ----------------  -----------------  ----------------  ----------------



        The first-in, first-out ("FIFO") method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.

        Federal Income Taxes
        The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.


        Use of Estimates
        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


2.      Expenses


        The Company is compensated for certain expenses as described below. The rates of each applicable charge is described in the Separate Account's prospectus.


        o A contract administration fee is charged to cover the Company's record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

        o A mortality and expense risk fee is charged in return for the Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.


        o A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.


3.      Purchases and Sales of Investment Securities


        The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2008 and 2007, were as follows:


                                                                   2008                             2007
                                                      --------------------------------  -----------------------------
Portfolio                                                Purchases          Sales        Purchases         Sales


Fidelity Variable Insurance Products
 Fund I
   Money Market Portfolio                                $ 57,407,226     $50,688,896    $67,212,034     $57,591,028
   High Income Portfolio                                   12,532,318       8,669,490     10,563,403      14,629,148
   Equity-Income Portfolio                                  3,802,791       6,878,141     10,051,231       8,973,614
   Growth Portfolio                                         1,308,906       6,384,667     11,917,789      12,839,763
   Overseas Portfolio                                       6,496,244       5,342,857      8,483,997       5,242,158
   Mid Cap Portfolio                                        3,992,142       4,712,587      5,156,473       4,006,738
Fidelity Variable Insurance Products
 Fund II
   Asset Manager Portfolio                                  1,281,734       1,604,254        511,224       1,027,356
   Investment Grade Bond Portfolio                          5,248,124       5,362,717      3,338,336       2,425,496
   Index 500 Portfolio                                      5,996,048       8,404,141      8,454,298       9,898,858
   Contrafund Portfolio                                     7,807,428      10,512,198     16,813,284      11,512,829
   Asset Manager: Growth Portfolio                          1,798,816       2,114,504        293,620         555,185
Fidelity Variable Insurance Products
 Fund III
   Balanced Portfolio                                       1,059,140       1,832,162      1,745,736       1,430,966
   Growth & Income Portfolio                                  815,263       1,022,516        637,529       1,290,524
   Growth Opportunities Portfolio                           2,421,206       2,596,132      2,351,279       2,565,437
   Value Strategies Portfolio                                 227,416         183,447      5,313,110       5,077,447
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                            1,140,237       1,112,596        721,728         458,339
   Capital Appreciation Fund                                6,552,709       9,569,870     12,524,391       8,432,419
   International Fund                                      10,956,197      11,220,331      7,672,735       9,716,668
   Value Fund                                               9,297,298       9,288,513      7,758,630       6,324,836
   Income & Growth Fund                                     1,111,108         753,024      2,014,257       2,169,493
   Inflation Protection Fund                               10,410,502       9,339,517      7,865,156       4,834,773
   Large Company Value Fund                                   428,563         582,883        770,817         681,745
   Mid Cap Value Fund                                       3,679,247       2,986,942        995,125         870,894
   Ultra Fund                                               1,094,490       1,117,579        596,900          81,837
MFS Variable Insurance Trust
   Research Series                                            109,811         399,893        104,340         602,663
   Growth Series                                            1,138,413       1,865,234      1,096,010       2,038,267
   Investors Trust Series                                     400,762         396,434         93,912         299,185
   New Discovery Series                                     4,097,079       2,523,560        472,143         739,613
Lord Abbett Series Fund, Inc.
   Growth & Income Portfolio                                1,832,203       2,974,191      3,613,670       2,760,095
   Mid-Cap Value Portfolio                                  2,391,339       4,625,129      7,502,799       6,384,391
   International Portfolio                                  6,498,543       4,906,434     14,651,867       6,561,728
Alger American Fund
   LargeCap Growth Portfolio                                4,113,524       5,254,448      4,328,025       3,422,665
   MidCap Growth Portfolio                                  4,326,436       3,002,595      5,641,120       2,982,999
   Capital Appreciation Portfolio                           2,888,109       3,718,034      5,532,663       2,568,303
   SmallCap Growth Portfolio                                  248,983       1,463,692      1,398,287       1,761,997
Calvert Variable Series, Inc.
   Social Small Cap Growth Portfolio                                -               -         88,543         449,475
   Social Mid Cap Portfolio                                 1,715,604       1,674,800        499,996          46,481
   Social Equity Portfolio                                  1,856,309       1,772,995        188,451          93,239
AIM Variable Insurance Funds
   Technology Fund                                            549,025         719,480      1,453,720         750,288
   Utilities Fund                                           1,969,094       4,779,779      5,491,044       4,139,033
   Financial Services Fund                                  5,101,931       1,125,256        833,451         570,101
   Global Health Care Fund                                    659,717         702,648        333,654       2,410,409
   Basic Value Fund                                           171,692         369,406        300,512          26,071
   Global Real Estate Fund                                    171,461         307,930        588,969         171,706
   International Growth Fund                                  489,460         807,450        781,934         339,661
   Mid Cap Core Equity Fund                                   184,475         253,396        506,015         269,710
LEVCO Series Trust
   Equity Value Fund                                                -               -              -               -
J.P. Morgan Series Trust II
   Bond Portfolio                                           2,955,133       2,401,626      3,775,616       2,974,180
   Small Company Portfolio                                  2,287,876       2,283,460      2,919,408       2,958,357
Rydex Variable Trust
   Nova Fund                                                  615,509       1,471,172      1,723,086         580,503
   NASDAQ-100 Fund                                          3,011,309       2,575,783        291,948         212,720
   U.S. Government Money Market Fund                        6,803,669       5,991,567     25,200,975      25,375,963
   Inverse S&P 500 Strategy Fund                            1,366,783       1,654,874        953,254         740,145
   Inverse NASDAQ-100 Strategy Fund                         2,371,881       1,700,856        785,250         597,470
   Inverse Government Long Bond Strategy Fund                 292,843         846,165        407,942         250,167
   Sector Rotation Fund                                     2,483,452       1,019,808      1,619,256       1,510,599
   Government Long Bond 1.2x Strategy                       7,198,212       6,836,043      1,405,973       1,354,348
   Dow 2x Strategy Fund                                         8,436          81,367      2,919,537       2,933,745
   NASDAQ-100 2x Strategy Fund                                  9,522          62,181     11,866,500      12,065,492
   S&P 500 2x Strategy Fund                                    12,036          53,970        519,728         437,711
   Inverse Dow 2x Strategy Fund                               109,650       2,144,896      4,466,868       6,077,113
ProFunds VP
   Access VP High Yield Fund                                1,962,507       1,469,561      1,692,635         627,270
   Asia 30                                                 31,870,740      29,542,755     12,216,292      10,820,583
   Banks                                                    2,867,467       2,696,991        169,974         163,764
   Basic Materials                                          2,110,233       1,609,205      1,132,646         633,075
   Bear                                                    21,669,526      20,286,951      4,211,872       4,142,404
   Biotechnology                                            2,171,584       2,117,246        464,650         422,695
   Bull                                                     3,576,144       3,458,387      3,435,270       3,663,217
   Consumer Goods                                             324,763         292,974        283,680         275,494
   Consumer Services                                           56,677          54,281        153,637         151,572
   Dow 30                                                   2,084,229       2,040,305        958,255       1,037,219
   Emerging Markets                                         4,616,508       4,969,498      1,226,028             330
   Europe 30                                                1,499,313       1,509,400      1,394,448       1,369,144
   Falling U.S. Dollar                                        328,859          29,863              -               -
   Financials                                               1,336,992         859,108        966,257         381,965
   Health Care                                              2,041,142       1,505,403      1,370,219         353,733
   Industrials                                                288,176         239,255        123,018          84,825
   International                                              383,026         344,220              -               -
   Internet                                                   188,258         145,973        475,012         288,489
   Japan                                                    6,418,807       6,289,385      4,570,770       4,532,396
   Large-Cap Growth                                         4,863,960       4,539,307      7,729,214       7,227,876
   Large-Cap Value                                          1,181,813         927,587      1,346,831       1,540,639
   Mid-Cap                                                  7,256,631       6,973,156              -               -
   Mid-Cap Growth                                           7,588,597       7,771,159     10,905,990      10,148,115
   Mid-Cap Value                                            3,561,953       3,634,220      3,098,645       2,841,981
   Money Market                                           187,372,690     162,708,406    222,156,595     211,066,750
   Oil & Gas                                                5,759,449       5,336,624      3,226,123       1,280,957
   NASDAQ-100                                               1,558,460       1,366,161     10,613,670      10,507,658
   Pharmaceuticals                                             34,507          35,721        102,319          92,494
   Precious Metals                                          4,766,939       4,700,963      3,651,206       2,804,732
   Real Estate                                                241,354         350,340      1,051,754         963,427
   Rising Rates Opportunity                                   982,139         938,043      1,290,167       1,180,192
   Semiconductor                                               94,947          90,898        174,498         220,794
   Short Dow 30                                               295,911         264,185              -               -
   Short Emerging Markets                                  18,005,068      18,105,743              -               -
   Short International                                        396,788         375,240              -               -
   Short Mid-Cap                                            1,415,156         787,233        125,004         126,050
   Short NASDAQ-100                                         3,266,638       2,694,652     23,093,722      22,863,295
   Short Small-Cap                                          4,151,934       3,261,886      1,378,055       1,435,037
   Small-Cap                                                4,738,975       4,458,812      4,629,901       5,418,812
   Small-Cap Growth                                         8,402,193       8,661,849     28,871,452      27,776,894
   Small-Cap Value                                          4,389,883       4,565,125     10,649,670      10,758,227
   Technology                                               1,290,290         948,554      1,458,424         735,348
   Telecommunications                                         537,223         394,898        350,770         366,364
   U.S. Government Plus                                     2,182,617       2,039,268        627,522         568,206
   UltraBull                                                6,617,172       6,099,407     17,679,471      17,470,966
   UltraMid-Cap                                             2,677,205       2,066,335     52,781,053      52,631,801
   UltraNASDAQ-100                                         19,064,454      16,637,820     27,380,682      23,800,386
   UltraShort Dow 30                                       14,967,606      14,898,543              -               -
   UltraShort NASDAQ-100                                   19,634,338      18,965,936          8,000               2
   UltraSmall-Cap                                           6,701,121       6,112,699     36,791,897      34,462,839
   Utilities                                                  659,348         620,124      1,187,533       1,604,342
Van Eck Worldwide Insurance Trust
   Worldwide Hard Assets Fund                              14,294,717      12,457,044     13,970,105       8,960,775
   Worldwide Emerging Markets Fund                         10,687,408      10,745,716     17,097,640      16,189,641
   Worldwide Bond Fund                                      9,476,152       8,832,362      1,359,612       1,282,232
   Worldwide Real Estate Fund                               1,755,531       1,556,517      4,294,577       3,112,437
Janus Aspen Series
   Growth and Income Portfolio                                153,224         350,105        418,933         274,698
PIMCO Variable Insurance Trust
   Total Return Portfolio                                  25,424,809      21,579,444     11,215,553       5,644,807
   Low Duration Portfolio                                   8,364,029       7,214,499      3,055,871       2,569,690
   High Yield Portfolio                                     6,238,156       5,503,158      3,793,079       1,765,951
   Real Return Portfolio                                   13,860,255      12,750,895      5,646,672       5,054,912
   All Asset Portfolio                                      2,170,464       1,256,904         11,116              92
Goldman Sachs Variable Insurance Trust
   Structured Small Cap Equity Fund                         2,820,529       2,713,385      2,246,442         725,016
   Growth and Income Fund                                     127,791         150,154      1,392,611       1,260,562
   Mid Cap Value Fund                                       1,367,082         722,934      2,675,607         905,209
Neuberger Berman Advisors Management Trust
   SmallCap Growth Portfolio                                2,273,138       2,148,061      1,785,530       1,808,993
   Mid-Cap Growth Portfolio                                 1,579,833         826,427      2,577,530       1,595,231
   Regency Portfolio                                        1,647,539       2,920,646      2,855,975         867,646
Premier VIT
   NACM Small Cap Portfolio                                 1,397,889       1,024,632      1,595,817       1,504,425
   OpCap Renaissance Portfolio                                  2,439          11,218      1,798,865       4,015,184
Credit Suisse Trust
   Global Small Cap Portfolio                                  62,258          20,266         60,614          10,333
   Large Cap Value Portfolio                                   59,322          52,592        223,242         205,777
Dreyfus Variable Investment Fund
   Appreciation Portfolio                                     367,752         316,060        276,293         195,342
   International Value Portfolio                              131,305         147,942        313,219         107,054
   Socially Responsible Growth Portfolio                            -               -              -               -
Direxion Insurance Trust
   Managed Bond Fund                                          848,955         910,448        868,778         217,053
   All-Cap Equity Fund                                        671,799       1,642,920      3,017,619       1,192,089
   HY Bond Fund                                             1,879,594       1,241,960      1,151,939         678,177
Van Kampen Life Investment Trust
   Growth and Income Portfolio                                714,408         604,021        149,566          90,956
Van Kampen Universal Institutional Funds
   Emerging Markets Debt Portfolio                              5,289         128,669        161,783          32,328
   Emerging Markets Equity Portfolio                        1,459,095       1,153,834        697,429         590,312
   Mid Cap Growth Portfolio                                 2,214,616       2,009,653        343,768         111,985
   U.S. Mid Cap Value Portfolio                                88,181          79,125         73,731          56,759
   U.S. Real Estate Portfolio                                  64,913         150,780        173,136         100,228
Northern Lights Variable Trust
   Adaptive Allocation Portfolio                            1,677,948       1,551,090     17,307,549         391,931
                                                      ----------------  --------------  -------------  --------------
                                                       $  771,644,164   $ 728,611,632  $ 917,934,580   $ 810,454,328
                                                      ----------------  --------------  -------------  --------------



4.      Summary of Changes from Unit Transactions


        Transactions in units for the years ended December 31, 2008 and 2007, were as follows:


                                                              2008                                       2007
                                            ------------------------------------------   --------------------------------------
                                                                          Net Increase/                            Net Increase/
Portfolio                                      Purchases        Sales     (Decrease)     Purchases      Sales      (Decrease)

Fidelity Variable Insurance Products
 Fund I
   Money Market Portfolio                         4,793,169    4,272,515      520,654     5,537,736    4,743,429       794,307
   High Income Portfolio                            915,348      574,680      340,668       671,220      960,869      (289,649)
   Equity-Income Portfolio                          242,819      352,336     (109,517)      451,515      372,203        79,312
   Growth Portfolio                                  77,891      332,165     (254,274)      834,463      803,863        30,600
   Overseas Portfolio                               288,324      298,652      (10,328)      358,537      240,967       117,570
   Mid Cap Portfolio                                117,975      268,434     (150,459)      193,741      182,982        10,759
Fidelity Variable Insurance Products
 Fund II
   Asset Manager Portfolio                           64,558      102,083      (37,525)       11,349       49,229       (37,880)
   Investment Grade Bond Portfolio                  399,723      409,660       (9,937)      233,682      168,527        65,155
   Index 500 Portfolio                              443,786      550,172     (106,386)      496,836      453,032        43,804
   Contrafund Portfolio                             391,777      510,480     (118,703)      333,351      434,354      (101,003)
   Asset Manager: Growth Portfolio                  136,044      152,376      (16,332)       12,711       26,144       (13,433)
Fidelity Variable Insurance Products
 Fund III
   Balanced Portfolio                                60,516      143,934      (83,418)      101,225       85,036        16,189
   Growth & Income Portfolio                         23,793       63,275      (39,482)       19,681       69,409       (49,728)
   Growth Opportunities Portfolio                   202,864      227,975      (25,111)      158,595      176,356       (17,761)
   Value Strategies Portfolio                        14,848       17,966       (3,118)      377,931      364,250        13,681
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                     76,176       84,306       (8,130)       38,657       26,636        12,021
   Capital Appreciation Fund                        329,714      529,896     (200,182)      682,554      463,214       219,340
   International Fund                               652,501      766,812     (114,311)      423,056      533,103      (110,047)
   Value Fund                                       511,734      698,585     (186,851)      352,817      362,163        (9,346)
   Income & Growth Fund                             107,450       73,307       34,143       139,335      148,276        (8,941)
   Inflation Protection Fund                        926,192      859,845       66,347       741,718      462,037       279,681
   Large Company Value Fund                          40,669       63,436      (22,767)       61,187       54,645         6,542
   Mid Cap Value Fund                               318,529      308,715        9,814        72,867       63,758         9,109
   Ultra Fund                                       111,054      131,371      (20,317)       54,537        7,155        47,382
MFS Variable Insurance Trust
   Research Series                                    8,559       31,448      (22,889)        6,419       42,675       (36,256)
   Growth Series                                     90,708      140,758      (50,050)       83,720      152,228       (68,508)
   Investors Trust Series                            31,112       39,563       (8,451)        5,913       22,165       (16,252)
   New Discovery Series                             451,484      215,500      235,984        14,210       37,704       (23,494)
Lord Abbett Series Fund, Inc.
   Growth & Income Portfolio                        144,912      233,007      (88,095)      195,687      162,942        32,745
   Mid-Cap Value Portfolio                          128,954      313,497     (184,543)      277,232      330,855       (53,623)
   International Portfolio                          413,583      325,437       88,146       566,352      302,322       264,030
Alger American Fund
   LargeCap Growth Portfolio                        408,710      542,925     (134,215)      388,436      277,866       110,570
   MidCap Growth Portfolio                          156,665      250,444      (93,779)      305,682      197,855       107,827
   Capital Appreciation Portfolio                   252,856      319,848      (66,992)      436,906      205,286       231,620
   SmallCap Growth Portfolio                         16,457      127,566     (111,109)       92,200      113,726       (21,526)
Calvert Variable Series, Inc.
   Social Small Cap Growth Portfolio                      -            -            -         8,536       44,163       (35,627)
   Social Mid Cap Portfolio                         136,160      142,271       (6,111)       39,109        3,385        35,724
   Social Equity Portfolio                          144,626      145,563         (937)       12,547        6,683         5,864
AIM Variable Insurance Funds
   Technology Fund                                   68,241       80,372      (12,131)      122,246       63,680        58,566
   Utilities Fund                                    98,048      285,506     (187,458)      274,000      222,989        51,011
   Financial Services Fund                          646,632      159,034      487,598        54,139       42,489        11,650
   Global Health Care Fund                           36,323       62,500      (26,177)       27,398      194,173      (166,775)
   Basic Value Fund                                  24,531       47,368      (22,837)       26,623        2,046        24,577
   Global Real Estate Fund                           15,799       30,893      (15,094)       40,330       13,278        27,052
   International Growth Fund                         45,554       74,145      (28,591)       65,719       26,636        39,083
   Mid Cap Core Equity Fund                          16,802       24,068       (7,266)       44,962       23,702        21,260
LEVCO Series Trust
   Equity Value Fund                                      -            -            -             -            -             -
J.P. Morgan Series Trust II
   Bond Portfolio                                   248,713      234,793       13,920       294,007      259,089        34,918
   Small Company Portfolio                          178,480      199,511      (21,031)      201,896      204,108        (2,212)
Rydex Variable Trust
   Nova Fund                                         67,481      140,519      (73,038)      125,431       40,948        84,483
   NASDAQ-100 Fund                                  235,698      229,210        6,488        23,205       17,595         5,610
   U.S. Government Money Market Fund                666,376      582,053       84,323     2,971,890    2,991,486       (19,596)
   Inverse S&P 500 Strategy Fund                    162,451      191,158      (28,707)      133,431      108,892        24,539
   Inverse NASDAQ-100 Strategy Fund                 368,709      253,707      115,002       137,268      108,212        29,056
   Inverse Government Long Bond Strategy Fund        37,518      102,413      (64,895)       42,145       27,397        14,748
   Sector Rotation Fund                             177,336       84,378       92,958        96,368       99,799        (3,431)
   Government Long Bond 1.2x Strategy Fund          635,990      559,724       76,266       136,808      125,255        11,553
   Dow 2x Strategy Fund                               1,812        9,299       (7,487)      199,864      202,996        (3,132)
   NASDAQ-100 2x Strategy Fund                        1,078        5,792       (4,714)    1,336,159    1,342,915        (6,756)
   S&P 500 2x Strategy Fund                           3,189        9,196       (6,007)      321,916      316,227         5,689
   Inverse Dow 2x Strategy Fund                      13,717      213,314     (199,597)      655,510      904,825      (249,315)
ProFunds VP
   Access VP High Yield Fund                        183,785      145,361       38,424       158,188       59,832        98,356
   Asia 30                                        2,570,960    2,377,725      193,235       802,154      702,120       100,034
   Banks                                            492,111      477,317       14,794        15,987       15,650           337
   Basic Materials                                  197,313      157,098       40,215        98,763       58,318        40,445
   Bear                                           2,042,109    1,925,065      117,044       464,737      458,426         6,311
   Biotechnology                                    188,021      182,637        5,384        45,436       42,040         3,396
   Bull                                             432,285      430,976        1,309       324,018      345,114       (21,096)
   Consumer Goods                                    31,723       31,983         (260)       25,471       24,765           706
   Consumer Services                                  7,235        7,212           23        13,925       13,740           185
   Dow 30                                           189,129      185,747        3,382        83,155       89,959        (6,804)
   Emerging Markets                                 570,335      554,020       16,315       118,105            -       118,105
   Europe 30                                        137,606      141,851       (4,245)      125,146      122,479         2,667
   Falling U.S. Dollar                               36,036        2,914       33,122             -            -             -
   Financials                                       206,935      135,696       71,239        94,585       36,241        58,344
   Health Care                                      210,573      149,418       61,155       124,651       31,440        93,211
   Industrials                                       30,304       30,634         (330)       11,851        8,335         3,516
   International                                     57,128       54,845        2,283             -            -             -
   Internet                                          18,939       16,105        2,834        44,968       27,382        17,586
   Japan                                            860,199      815,673       44,526       450,032      445,379         4,653
   Large-Cap Growth                                 461,876      461,904          (28)      709,385      665,995        43,390
   Large-Cap Value                                  127,352       97,765       29,587       119,368      138,095       (18,727)
   Mid-Cap                                          938,289      937,264        1,025             -            -             -
   Mid-Cap Growth                                   795,798      859,024      (63,226)    1,043,968      974,923        69,045
   Mid-Cap Value                                    412,149      424,453      (12,304)      294,718      273,666        21,052
   Money Market                                  18,366,352   15,902,633    2,463,719    21,774,033   20,692,175     1,081,858
   Oil & Gas                                        466,256      454,608       11,648       274,045      111,987       162,058
   NASDAQ-100                                       167,131      163,010        4,121       907,052      899,661         7,391
   Pharmaceuticals                                    4,034        4,161         (127)        9,596        8,532         1,064
   Precious Metals                                  497,475      474,978       22,497       407,461      321,720        85,741
   Real Estate                                       32,314       45,622      (13,308)       83,809       80,172         3,637
   Rising Rates Opportunity                         122,430      113,741        8,689       135,084      130,298         4,786
   Semiconductor                                     11,395       11,391            4        19,151       23,929        (4,778)
   Short Dow 30                                      28,382       24,200        4,182             -            -             -
   Short Emerging Markets                         1,642,239    1,642,056          183             -            -             -
   Short International                               26,648       25,514        1,134             -            -             -
   Short Mid-Cap                                    127,618       77,564       50,054        12,703       12,703             -
   Short NASDAQ-100                                 307,368      261,089       46,279     2,525,546    2,506,861        18,685
   Short Small-Cap                                  359,031      283,045       75,986       141,800      146,519        (4,719)
   Small-Cap                                        724,859      718,182        6,677       474,810      557,787       (82,977)
   Small-Cap Growth                               1,296,528    1,307,505      (10,977)    2,697,802    2,684,004        13,798
   Small-Cap Value                                  734,588      722,548       12,040     1,034,208    1,038,728        (4,520)
   Technology                                       150,954      116,333       34,621       133,296       65,075        68,221
   Telecommunications                                54,675       44,959        9,716        27,855       29,113        (1,258)
   U.S. Government Plus                             179,919      168,250       11,669        57,856       52,730         5,126
   UltraBull                                      1,023,746    1,031,156       (7,410)    1,503,518    1,489,283        14,235
   UltraMid-Cap                                     428,488      389,839       38,649     4,970,521    5,035,693       (65,172)
   UltraNASDAQ-100                                2,362,714    2,041,839      320,875     2,165,920    1,994,262       171,658
   UltraShort Dow 30                              1,165,369    1,158,758        6,611             -            -             -
   UltraShort NASDAQ-100                          1,526,135    1,499,118       27,017           833            -           833
   UltraSmall-Cap                                 1,459,121    1,413,860       45,261     3,557,400    3,521,935        35,465
   Utilities                                         56,935       60,552       (3,617)       92,158      127,266       (35,108)
Van Eck Worldwide Insurance Trust
   Worldwide Hard Assets Fund                       367,685      420,215      (52,530)      407,568      272,869       134,699
   Worldwide Emerging Markets Fund                  339,202      407,293      (68,091)      484,972      520,193       (35,221)
   Worldwide Bond Fund                              657,474      628,900       28,574       109,504      104,307         5,197
   Worldwide Real Estate Fund                       103,841       88,100       15,741       215,974      157,741        58,233
Janus Aspen Series
   Growth and Income Portfolio                       12,808       23,669      (10,861)       24,101       15,932         8,169
PIMCO Variable Insurance Trust
   Total Return Portfolio                         2,030,431    1,840,803      189,628       929,143      500,000       429,143
   Low Duration Portfolio                           776,965      681,201       95,764       288,119      243,100        45,019
   High Yield Portfolio                             578,015      494,670       83,345       284,464      144,911       139,553
   Real Return Portfolio                          1,131,070    1,050,311       80,759       480,633      437,170        43,463
   All Asset Portfolio                              206,770      130,759       76,011           935            4           931
Goldman Sachs Variable Insurance Trust
   Structured Small Cap Equity Fund                 363,928      369,973       (6,045)      172,554       63,233       109,321
   Growth and Income Fund                            11,883       13,854       (1,971)      100,530       96,208         4,322
   Mid Cap Value Fund                               117,486       67,105       50,381       172,171       63,844       108,327
Neuberger Berman Advisors Management Trust
   SmallCap Growth Portfolio                        225,830      229,241       (3,411)      156,031      156,201          (170)
   Mid-Cap Growth Portfolio                         127,583       64,369       63,214       179,684      106,459        73,225
   Regency Portfolio                                195,941      255,526      (59,585)      222,033       64,539       157,494
Premier VIT
   NACM Small Cap Portfolio                         119,329       93,756       25,573       120,133      116,267         3,866
   OpCap Renaissance Portfolio                            1        1,104       (1,103)      161,510      373,278      (211,768)
Credit Suisse Trust
   Global Small Cap Portfolio                         7,629        3,635        3,994         5,881          997         4,884
   Large Cap Value Portfolio                          4,806        5,305         (499)       17,170       17,953          (783)
Dreyfus Variable Investment Fund
   Appreciation Portfolio                            33,942       32,318        1,624        23,962       16,270         7,692
   International Value Portfolio                     11,593       19,988       (8,395)       28,034        9,699        18,335
   Socially Responsible Growth Portfolio                  -            -            -             -            -             -
Direxion Insurance Trust
   Managed Bond Fund                                 82,152       89,346       (7,194)       86,623       21,068        65,555
   All-Cap Equity Fund                               60,756      179,437     (118,681)      292,781      116,475       176,306
   HY Bond Fund                                     213,713      133,435       80,278       114,582       67,002        47,580
Van Kampen Life Investment Trust
   Growth and Income Portfolio                       76,396       70,529        5,867        13,273        7,918         5,355
Van Kampen Universal Institutional Funds
   Emerging Markets Debt Portfolio                      166       11,377      (11,211)       13,790        2,725        11,065
   Emerging Markets Equity Portfolio                104,284      101,961        2,323        51,583       46,573         5,010
   Mid Cap Growth Portfolio                         197,173      208,747      (11,574)       30,425        9,851        20,574
   U.S. Mid Cap Value Portfolio                       7,482        8,351         (869)        6,454        4,997         1,457
   U.S. Real Estate Portfolio                         5,286       15,761      (10,475)       13,479        7,874         5,605
Northern Lights Variable Trust
   Adaptive Allocation Portfolio                    183,310      151,039       32,271     1,736,231       28,619     1,707,612
                                            ---------------- ------------ ------------   ----------- ------------  ------------
                                                 70,258,542   66,851,032    3,407,510    77,242,960   70,348,838     6,894,122
                                            ---------------- ------------ ------------   ----------- ------------  ------------


5.      Financial Highlights


        The Company sells a number of variable annuity insurance products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.


        The following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options.


                                                    December 31                             Year Ended December 31
                                    ---------------------------------------------  ---------------------------------------------
                                                     Unit Fair Value               Investment  Expense Ratio     Total Return
                                                       Lowest to                    Income     Lowest to         Lowest to
                                         Units          Highest       Net Assets    Ratio*     Highest**         Highest***
                                    ---------------- --------------   -----------  ---------  -------------    -----------------
Net assets represented by
   Fidelity Variable Insurance Products
    Fund I
    Money Market Portfolio
        2008                              2,564,184  10.03 to 14.89   $30,455,561     3.31%   0.95% to 1.55%   -0.08% to 2.04%
        2007                              2,043,530  10.01 to 14.66   $23,737,231     5.74%   0.95% to 1.55%   2.34% to 4.21%
        2006                              1,249,223  9.78 to 14.13    $14,116,225     5.12%   0.95% to 1.55%   1.98% to 3.89%
        2005                                994,761  9.59 to 13.52    $11,197,198     3.23%   0.95% to 1.55%   0.60% to 2.06%
        2004                                804,804  9.66 to 13.18    $9,269,544      1.45%   0.95% to 1.55%   -1.55% to 0.25%

    High Income Portfolio
        2008                                794,525  7.85 to 11.86    $8,923,331      6.01%   0.95% to 1.55%   -27.22% to -25.85%
        2007                                453,857  10.77 to 16.03   $6,821,157      6.36%   0.95% to 1.55%   -0.30% to 1.57%
        2006                                743,506  10.79 to 15.82   $11,094,651     8.79%   0.95% to 1.55%   7.97% to 9.93%
        2005                                554,283  10.04 to 14.42   $7,633,404     14.78%   0.95% to 1.55%   -0.11% to 1.35%
        2004                                506,702  10.68 to 14.13   $7,080,933      6.63%   0.95% to 1.55%   6.78% to 8.35%

    Equity-Income Portfolio
        2008                                815,503  6.43 to 19.04    $9,566,380      2.23%   0.95% to 1.55%   -44.84% to -43.55%
        2007                                925,020  11.61 to 33.78   $20,839,681     1.82%   0.95% to 1.55%   -1.94% to 0.34%
        2006                                845,708  11.84 to 33.64   $21,533,997     3.18%   0.95% to 1.55%   16.10% to 18.78%
        2005                                766,252  11.61 to 28.39   $19,079,671     1.66%   0.95% to 1.55%   2.82% to 4.58%
        2004                                852,020  10.84 to 27.16   $21,298,544     1.50%   0.95% to 1.55%   8.32% to 10.18%

    Growth Portfolio
        2008                                505,288  6.09 to 16.01    $6,988,256      0.66%   0.95% to 1.55%   -48.69% to -47.81%
        2007                                759,562  11.88 to 30.74   $19,372,697     0.76%   0.95% to 1.55%   23.33% to 25.46%
        2006                                728,962  9.63 to 24.56    $16,227,378     0.40%   0.95% to 1.55%   3.77% to 5.54%
        2005                                907,879  9.28 to 23.24    $19,624,890     0.50%   0.95% to 1.55%   2.75% to 4.51%
        2004                              1,137,280  9.03 to 22.31    $24,015,824     0.26%   0.95% to 1.55%   0.42% to 2.15%

    Overseas Portfolio
        2008                                711,484  7.77 to 14.63    $8,477,770      2.58%   0.95% to 1.55%   -45.76% to -44.49%
        2007                                721,812  14.31 to 26.41   $15,664,550     3.16%   0.95% to 1.55%   13.29% to 15.94%
        2006                                604,242  12.66 to 22.83   $11,507,143     0.64%   0.95% to 1.55%   14.03% to 16.67%
        2005                                399,144  11.33 to 19.61   $6,875,690      0.54%   0.95% to 1.55%   15.97% to 17.66%
        2004                                311,599  10.93 to 16.56   $4,904,688      1.03%   0.95% to 1.55%   10.62 to 12.24%

    Mid Cap Portfolio
        2008                                492,030  8.24 to 14.25    $6,206,550      0.37%   0.95% to 1.55%   -41.61% to -40.18%
        2007                                642,489  13.92 to 24.06   $13,552,658     0.78%   0.95% to 1.55%   11.52% to 14.24%
        2006                                631,730  12.32 to 21.28   $11,741,995     0.31%   0.95% to 1.55%   8.70% to 11.35%
        2005                                631,853  16.20 to 19.30   $10,562,367     0.00%   0.95% to 1.55%   14.94% to 16.90%
        2004                                511,413  12.14 to 15.22   $7,353,232      0.00%   0.95% to 1.55%   21.39% to 23.48%

   Fidelity Variable Insurance Products
    Fund II
    Asset Manager Portfolio
        2008                                122,462  8.70 to 15.84    $1,801,191      2.40%   0.95% to 1.55%   -30.60% to -29.58%
        2007                                159,987  12.14 to 22.54   $3,373,611      6.03%   0.95% to 1.55%   12.43% to 14.08%
        2006                                197,867  10.76 to 19.79   $3,709,259      2.75%   0.95% to 1.55%   4.60% to 6.12%
        2005                                240,797  10.66 to 18.70   $4,256,029      2.86%   0.95% to 1.55%   1.33% to 2.80%
        2004                                316,683  10.52 to 18.23   $5,555,667      2.77%   0.95% to 1.55%   2.68% to 4.18%

    Investment Grade Bond Portfolio
        2008                                515,445  9.58 to 17.52    $7,439,169      4.31%   0.95% to 1.55%   -5.99% to -4.38%
        2007                                525,382  10.28 to 18.37   $8,235,997      3.90%   0.95% to 1.55%   1.35% to 3.10%
        2006                                460,227  10.21 to 17.85   $7,301,026      3.98%   0.95% to 1.55%   2.05% to 3.17%
        2005                                470,274  11.20 to 17.35   $7,493,318      3.83%   0.95% to 1.55%   -0.17% to 0.93%
        2004                                488,769  10.21 to 17.20   $7,927,639      4.18%   0.95% to 1.55%   2.07% to 3.20%

    Index 500 Portfolio
        2008                              2,025,979  6.97 to 20.36    $21,069,140     2.02%   0.95% to 1.55%   -39.39% to -37.76%
        2007                              2,132,365  11.50 to 32.78   $37,472,471     3.45%   0.95% to 1.55%   1.44% to 4.18%
        2006                              2,088,561  11.34 to 31.53   $38,168,761     1.51%   0.95% to 1.55%   11.39% to 14.35%
        2005                              1,636,538  10.17 to 27.63   $30,237,864     1.62%   0.95% to 1.55%   1.83% to 3.57%
        2004                              1,231,078  10.37 to 26.36   $27,086,408     1.21%   0.95% to 1.55%   7.45% to 9.30%

    Contrafund Portfolio
        2008                              1,216,833  7.94 to 23.34    $18,210,919     0.88%   0.95% to 1.55%   -44.20% to -43.23%
        2007                              1,335,536  14.14 to 41.18   $36,545,523     0.84%   0.95% to 1.55%   14.22% to 16.19%
        2006                              1,436,539  12.30 to 35.52   $34,707,617     1.20%   0.95% to 1.55%   8.56% to 10.40%
        2005                              1,220,355  11.26 to 32.24   $29,711,825     0.24%   0.95% to 1.55%   13.61% to 15.55%
        2004                              1,026,069  11.38 to 27.94   $23,776,578     0.30%   0.95% to 1.55%   11.36% to 14.07%

    Asset Manager: Growth Portfolio
        2008                                 77,630  7.83 to 14.74    $1,026,358      1.79%   0.95% to 1.55%   -37.25% to -36.55%
        2007                                 93,962  12.47 to 23.29   $1,973,554      4.95%   0.95% to 1.55%   16.18% to 17.47%
        2006                                107,395  10.72 to 19.86   $1,982,332      2.62%   0.95% to 1.55%   4.55% to 5.73%
        2005                                138,323  10.25 to 18.82   $2,472,510      2.38%   0.95% to 1.55%   1.47% to 2.59%
        2004                                170,507  10.23 to 18.31   $3,010,311      2.32%   0.95% to 1.55%   3.48% to 4.63%

   Fidelity Variable Insurance Products
    Fund III
    Balanced Portfolio
        2008                                291,121  7.45 to 10.96    $2,823,637      1.55%   0.95% to 1.55%   -36.49% to -34.77%
        2007                                374,539  11.73 to 16.83   $5,600,880      3.22%   0.95% to 1.55%   4.85% to 7.69%
        2006                                358,350  11.18 to 15.65   $5,186,380      1.81%   0.95% to 1.55%   7.50% to 10.49%
        2005                                316,126  10.40 to 14.21   $4,240,580      2.38%   0.95% to 1.55%   3.39% to 4.53%
        2004                                293,813  9.04 to 11.03    $3,892,889      1.94%   0.95% to 1.55%   1.67% to 9.11%

    Growth & Income Portfolio
        2008                                229,792  7.32 to 11.45    $2,421,840      1.13%   0.95% to 1.55%   -43.28% to -42.45%
        2007                                269,274  12.86 to 19.92   $4,995,965      1.79%   0.95% to 1.55%   9.19% to 10.79%
        2006                                319,002  11.73 to 18.02   $5,359,635      0.90%   0.95% to 1.55%   10.62% to 11.84%
        2005                                369,609  10.60 to 16.15   $5,679,533      1.52%   0.95% to 1.55%   5.23% to 6.39%
        2004                                431,209  10.38 to 22.85   $6,339,830      0.86%   0.95% to 1.55%   -0.97% to 4.52%

    Growth Opportunities Portfolio
        2008                                175,378  5.87 to 6.71     $1,171,472      0.38%   0.95% to 1.55%   -56.05% to -55.56%
        2007                                200,489  11.09 to 15.13   $3,021,779      0.00%   0.95% to 1.55%   20.40% to 21.74%
        2006                                218,250  11.09 to 14.06   $2,714,338      0.72%   0.95% to 1.55%   2.95% to 4.11%
        2005                                264,400  10.76 to 11.98   $3,163,766      0.92%   0.95% to 1.55%   6.48%to 7.65%
        2004                                310,437  10.39 to 11.16   $3,460,027      0.53%   0.95% to 1.55%   4.72% to 5.88%

    Value Strategies Portfolio
        2008                                 24,659  5.76 to 6.59       $157,512      0.52%   0.95% to 1.55%   -52.45% to -51.75%
        2007                                 27,777  12.07 to 13.65     $370,267      2.22%   0.95% to 1.55%   2.93% to 4.44%
        2006                                 14,096  11.68 to 13.07     $180,357      0.32%   0.95% to 1.55%   13.70% to 14.85%
        2005                                 11,666  11.27 to 11.38     $131,147      0.00%   0.95% to 1.55%   0.33% to 0.58%
        2004                                    491  11.13 to 11.15       $5,477      0.00%   0.95% to 1.55%   11.33% to 11.51%

   American Century Variable
    Portfolios, Inc.
    Balanced Fund
        2008                                196,978  8.82 to 13.32    $2,148,308      2.58%   0.95% to 1.55%   -22.97% to -21.09%
        2007                                205,108  11.30 to 16.96   $2,926,118      2.01%   0.95% to 1.55%   1.46% to 3.94%
        2006                                193,087  10.98 to 16.39   $2,721,274      3.25%   0.95% to 1.55%   7.21% to 8.57%
        2005                                169,557  10.22 to 15.17   $2,280,885      1.74%   0.95% to 1.55%   2.20% to 3.95%
        2004                                144,647  10.68 to 14.65   $1,956,955      1.52%   0.95% to 1.55%   6.90% to 8.74%

    Capital Appreciation Fund
        2008                                182,644  9.74 to 14.07    $2,329,054      0.00%   0.95% to 1.55%   -47.60% to -46.69%
        2007                                382,826  17.83 to 26.51   $8,347,632      0.00%   0.95% to 1.55%   41.97% to 44.42%
        2006                                163,486  13.09 to 18.44   $2,790,968      0.00%   0.95% to 1.55%   14.12% to 16.07%
        2005                                147,338  11.47 to 15.96   $2,250,330      0.00%   0.95% to 1.55%   18.88% to 20.91%
        2004                                146,238  9.65 to 13.25    $1,874,949      0.00%   0.95% to 1.55%   4.76% to 6.56%

    International Fund
        2008                                978,252  7.94 to 11.73    $10,065,494     0.71%   0.95% to 1.55%   -46.67% to -45.42%
        2007                              1,092,563  14.91 to 21.64   $20,396,600     0.58%   0.95% to 1.55%   14.13% to 16.80%
        2006                              1,202,610  12.99 to 18.66   $19,319,478     1.50%   0.95% to 1.55%   20.89% to 23.52%
        2005                              1,121,081  10.71 to 15.21   $14,670,145     0.79%   0.95% to 1.55%   10.16% to 12.04%
        2004                                574,030  11.02 to 13.67   $6,909,663      0.37%   0.95% to 1.55%   11.77% to 13.69%

    Value Fund
        2008                              1,131,427  7.55 to 16.22    $12,574,284     2.48%   0.95% to 1.55%   -29.40% to -27.50%
        2007                              1,318,278  10.66 to 22.46   $20,368,762     1.55%   0.95% to 1.55%   -8.68% to -6.21%
        2006                              1,327,624  11.62 to 24.02   $22,186,291     1.19%   0.95% to 1.55%   14.24% to 17.37%
        2005                              1,073,252  10.13 to 20.53   $15,891,584     0.67%   0.95% to 1.55%   2.38% to 3.87%
        2004                                537,835  11.05 to 19.14   $8,507,010      1.33%   0.95% to 1.55%   8.88% to 13.09%

    Income & Growth Fund
        2008                                175,561  6.94 to 10.13    $1,510,279      1.83%   0.85% to 1.55%   -37.05% to -35.35%
        2007                                141,418  11.61 to 15.83   $1,998,046      1.81%   0.85% to 1.55%   -2.46% to -1.38%
        2006                                150,359  12.26 to 14.87   $2,183,446      1.67%   0.85% to 1.55%   14.06% to 15.71%
        2005                                156,040  10.17 to 12.88   $1,976,669      1.94%   0.95% to 1.55%   2.05% to 3.53%
        2004                                160,667  10.88 to 12.48   $1,982,945      1.38%   0.95% to 1.55%   9.90% to 11.51%

    Inflation Protection Fund
        2008                                768,157  9.97 to 10.72    $8,064,948      5.30%   0.85% to 1.55%   -4.56% to -2.53%
        2007                                701,810  10.42 to 11.00   $7,601,435      4.70%   0.85% to 1.55%   6.52% to 8.47%
        2006                                422,129  9.79 to 10.14    $4,238,722      2.60%   0.85% to 1.55%   -0.50% to 0.80%
        2005                                  7,715  9.97 to 10.06       $77,284      2.94%   0.95% to 1.55%   0.29% to 0.56%

    Large Company Value Fund
        2008                                 44,713  6.83 to 7.52       $326,009      2.83%   0.85% to 1.55%   -39.09% to -38.01%
        2007                                 67,480  11.42 to 12.13     $799,171      0.53%   0.85% to 1.55%   -3.99% to -2.28%
        2006                                 60,938  11.86 to 12.41     $743,780      0.01%   0.85% to 1.55%   17.41% to 18.64%
        2005                                 10,919  10.27 to 10.46     $113,823      3.51%   0.95% to 1.55%   3.45% to 4.59%

    Mid Cap Value Fund
        2008                                 39,953  8.78 to 9.32       $360,095      0.07%   0.85% to 1.55%   -26.34% to -25.23%
        2007                                 30,139  11.39 to 12.46     $367,775      0.63%   0.85% to 1.55%   -4.56% to -3.35%
        2006                                 21,030  11.90 to 12.89     $267,706      0.79%   0.85% to 1.55%   17.91% to 19.02%
        2005                                  3,795  10.27 to 10.46      $40,885      1.09%   0.95% to 1.55%   7.22% to 8.27%

    Ultra Fund
        2008                                 34,787  6.26 to 6.67       $223,797      0.00%   0.85% to 1.55%   -43.21% to -42.20%
        2007                                 55,104  11.01 to 11.55     $619,200      0.00%   0.85% to 1.55%   17.61% to 19.69%
        2006                                  7,722  9.34 to 9.70        $73,873      0.00%   0.85% to 1.55%   -4.89% to -4.27%
        2005                                 13,475  10.02 to 10.08     $135,615      0.00%   0.95% to 1.55%   0.21% to 0.81%

   MFS Variable Insurance Trust
    Research Series
        2008                                 74,583  7.82 to 8.99       $664,908      0.57%   0.95% to 1.40%   -37.56% to -36.86%
        2007                                 97,472  12.51 to 14.23   $1,377,476      0.65%   0.95% to 1.40%   10.63% to 11.86%
        2006                                133,728  11.30 to 12.72   $1,696,625      0.48%   0.95% to 1.40%   7.97% to 9.09%
        2005                                163,438  10.46 to 11.67   $1,904,433      0.44%   0.95% to 1.40%   5.39% to 6.56%
        2004                                170,766  10.59 to 11.00   $1,871,359      1.03%   0.95% to 1.40%   13.22% to 14.47%

    Growth Series
        2008                                156,622  7.93 to 11.08    $1,394,097      0.21%   0.95% to 1.40%   -38.82% to -38.14%
        2007                                206,672  12.96 to 14.61   $2,983,687      0.00%   0.95% to 1.40%   18.41% to 19.73%
        2006                                275,180  10.95 to 12.17   $3,331,261      0.00%   0.95% to 1.40%   5.49% to 6.55%
        2005                                321,093  10.38 to 11.55   $3,658,112      0.00%   0.95% to 1.40%   6.72% to 7.90%
        2004                                397,637  9.73 to 10.63    $4,209,271      0.00%   0.95% to 1.40%   10.43% to 11.65%

    Investors Trust Series
        2008                                 58,367  8.15 to 9.08       $507,003      0.86%   0.95% to 1.40%   -34.61% to -33.89%
        2007                                 66,818  12.87 to 13.74     $877,160      0.82%   0.95% to 1.40%   7.79% to 8.99%
        2006                                 83,070  11.55 to 14.49   $1,002,513      0.46%   0.95% to 1.40%   10.35% to 11.69%
        2005                                 90,789  10.46 to 11.29     $983,202      0.52%   0.95% to 1.40%   4.86% to 6.01%
        2004                                 97,695  10.21 to 10.65     $999,679      0.60%   0.95% to 1.40%   8.86% to 10.07%

    New Discovery Series
        2008                                385,164  6.19 to 13.05    $3,124,597      0.00%   0.95% to 1.40%   -40.96% to -40.09%
        2007                                149,180  10.48 to 21.82   $2,897,525      0.00%   0.95% to 1.40%   -0.19% to 1.28%
        2006                                172,674  10.50 to 21.58   $3,301,036      0.00%   0.95% to 1.40%   10.67% to 11.81%
        2005                                198,635  9.65 to 19.33    $3,468,007      0.00%   0.95% to 1.40%   2.91% to 4.04%
        2004                                243,439  9.38 to 18.63    $4,112,196      0.00%   0.95% to 1.40%   4.05% to 5.20%

   Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio
        2008                                442,890  7.35 to 12.10    $4,443,941      1.39%   0.95% to 1.40%   -37.94% to -37.02%
        2007                                530,985  11.79 to 19.30   $8,648,953      1.30%   0.95% to 1.40%   0.97% to 2.45%
        2006                                498,240  11.31 to 18.93   $8,238,862      1.28%   0.95% to 1.40%   11.66% to 12.93%
        2005                                484,687  10.12 to 16.36   $7,029,244      0.97%   0.95% to 1.40%   1.16% to 2.27%
        2004                                463,256  11.00 to 16.06   $6,785,235      0.91%   0.95% to 1.40%   10.36% to 11.59%

    Mid-Cap Value Portfolio
        2008                                843,603  6.34 to 15.42    $9,213,430      1.18%   0.95% to 1.40%   -41.30% to -39.93%
        2007                              1,028,146  10.78 to 25.79   $18,972,002     0.44%   0.95% to 1.40%   -2.65% to -0.38%
        2006                              1,081,769  11.10 to 26.00   $20,205,528     0.62%   0.95% to 1.40%   8.76% to 11.19%
        2005                                990,923  10.18 to 23.50   $17,624,110     0.50%   0.95% to 1.40%   5.40% to 7.20%
        2004                                701,769  11.92 to 21.78   $12,518,427     0.35%   0.95% to 1.40%   19.95% to 22.56%

    International Portfolio
        2008                                956,822  6.68 to 12.81    $9,797,112      0.64%   0.95% to 1.40%   -53.09% to -51.99%
        2007                                868,676  14.22 to 26.86   $18,245,167     1.07%   0.95% to 1.40%   1.42% to 3.74%
        2006                                604,646  13.98 to 25.76   $11,995,450     0.65%   0.95% to 1.40%   25.76% to 27.87%
        2005                                132,106  11.00 to 18.01   $1,794,133      0.00%   0.95% to 1.40%   23.33% to 25.44%
        2004                                 64,960  8.95 to 14.36      $667,361      0.15%   0.95% to 1.40%   17.54% to 20.77%

   Alger American Fund
    LargeCap Growth Portfolio
        2008                              1,243,245  4.65 to 9.35     $8,174,886      0.23%   0.95% to 1.40%   -47.89% to -46.67%
        2007                              1,377,460  8.75 to 17.38    $16,684,566     0.35%   0.95% to 1.40%   16.09% to 18.81%
        2006                              1,266,890  7.40 to 14.97    $13,115,819     0.11%   0.95% to 1.40%   1.90% to 4.17%
        2005                                858,105  7.13 to 14.47    $8,175,898      0.21%   0.95% to 1.40%   9.39% to 10.98%
        2004                                433,510  6.63 to 13.13    $3,435,637      0.00%   0.95% to 1.40%   2.99% to 6.81%

    MidCap Growth Portfolio
        2008                                649,603  5.62 to 9.35     $4,259,638      0.16%   0.95% to 1.40%   -59.70% to -58.75%
        2007                                743,382  13.76 to 23.26   $11,743,356     4.66%   0.95% to 1.40%   27.33% to 30.31%
        2006                                635,555  10.63 to 17.97   $7,711,018      0.00%   0.95% to 1.40%   6.74% to 9.08%
        2005                                533,733  9.78 to 16.59    $5,892,219      0.00%   0.95% to 1.40%   7.23% to 8.79%
        2004                                425,748  9.09 to 15.36    $4,209,562      0.00%   0.95% to 1.40%   10.36% to 12.10%

    Capital Appreciation Portfolio
        2008                                607,361  5.43 to 12.21    $4,155,821      0.00%   0.95% to 1.40%   -46.44% to -45.66%
        2007                                674,353  10.04 to 22.28   $8,498,018      0.00%   0.95% to 1.40%   30.35% to 32.27%
        2006                                442,733  7.62 to 17.01    $4,039,989      0.00%   0.95% to 1.40%   16.48% to 18.18%
        2005                                450,044  6.48 to 11.64    $3,306,488      0.00%   0.95% to 1.40%   11.74% to 13.37%
        2004                                423,655  5.75 to 10.24    $2,713,011      0.00%   0.95% to 1.40%   5.62% to 7.16%

    SmallCap Growth Portfolio
        2008                                229,751  5.38 to 12.75    $1,499,453      0.00%   0.85% to 1.45%   -48.01% to -47.11%
        2007                                340,860  10.22 to 24.74   $4,424,080      0.00%   0.85% to 1.45%   14.16% to 16.13%
        2006                                362,386  8.84 to 21.19    $4,086,459      0.00%   0.85% to 1.45%   16.94% to 18.87%
        2005                                318,223  7.47 to 14.20    $2,904,163      0.00%   0.95% to 1.40%   13.83% to 15.78%
        2004                                248,749  6.51 to 12.26    $1,934,269      0.00%   0.95% to 1.40%   13.51% to 15.42%

   Calvert Variable Series, Inc.
    Social Small Cap Growth Portfolio
        2006                                 35,627  9.09 to 9.73       $338,904      0.00%   0.95% to 1.40%   -1.29% to -0.10%
        2005                                 24,213  9.27 to 9.74       $232,495      0.00%   0.95% to 1.40%   -11.09% to -10.02%
        2004                                 30,956  10.48 to 10.83     $332,424      0.00%   0.95% to 1.40%   8.10% to 9.41%

    Social Mid Cap Portfolio
        2008                                 52,609  6.85 to 7.90       $394,188      0.00%   0.95% to 1.40%   -38.69% to -37.79%
        2007                                 58,720  11.13 to 12.70     $713,931      0.00%   0.95% to 1.40%   7.54% to 9.12%
        2006                                 22,996  10.31 to 11.64     $255,320      0.00%   0.95% to 1.40%   4.56% to 5.91%
        2005                                 11,837  9.84 to 10.99      $123,445      0.00%   0.95% to 1.40%   -1.71% to -0.53%
        2004                                  5,460  10.70 to 11.05      $59,589      0.00%   0.95% to 1.40%   7.00% to 8.30%

    Social Equity Portfolio
        2008                                 45,593  7.61 to 8.62       $372,791      0.00%   0.95% to 1.40%   -37.32% to -36.40%
        2007                                 46,530  12.09 to 13.55     $600,055      0.00%   0.95% to 1.40%   7.37% to 8.94%
        2006                                 40,666  11.22 to 12.44     $483,891      0.00%   0.95% to 1.40%   7.88% to 9.03%
        2005                                 23,375  10.40 to 11.41     $247,884      0.09%   0.95% to 1.40%   2.94% to 3.56%
        2004                                  5,295  10.84 to 11.02      $57,708      0.13%   0.95% to 1.40%   5.51% to 6.14%

   AIM Variable Insurance Funds
    Technology Fund
        2008                                 73,416  5.75 to 6.55       $455,864      0.00%   0.95% to 1.40%   -45.83% to -45.03%
        2007                                 85,547  10.61 to 11.97     $961,984      0.00%   0.95% to 1.40%   5.14% to 6.68%
        2006                                 26,981  10.09 to 11.34     $289,421      0.00%   0.95% to 1.40%   8.23% to 9.42%
        2005                                 14,406  9.48 to 10.33      $139,987      0.00%   0.95% to 1.40%   0.11% to 1.21%
        2004                                 17,918  9.47 to 9.99       $172,341      0.00%   0.95% to 1.40%   2.50% to 3.64%

    Utilities Fund
        2008                                116,301  10.74 to 15.87   $1,565,196      1.48%   0.95% to 1.40%   -34.59% to -33.00%
        2007                                303,759  16.20 to 24.30   $6,135,773      2.07%   0.95% to 1.40%   17.65% to 19.50%
        2006                                252,748  13.70 to 20.23   $4,339,663      3.79%   0.95% to 1.40%   22.49% to 24.24%
        2005                                218,949  11.14 to 16.60   $2,971,253      3.38%   0.95% to 1.40%   14.47% to 15.73%
        2004                                 57,462  11.80 to 12.16     $693,638      3.36%   0.95% to 1.40%   21.04% to 22.39%

    Financial Services Fund
        2008                                583,292  3.68 to 4.77     $2,526,025      6.64%   0.95% to 1.40%   -60.79% to -59.83%
        2007                                 95,694  9.25 to 11.78    $1,001,234      2.04%   0.95% to 1.40%   -24.34% to -22.96%
        2006                                 84,044  12.14 to 14.34   $1,147,269      1.80%   0.95% to 1.40%   13.30% to 15.37%
        2005                                 60,203  10.63 to 12.43     $723,185      1.43%   0.95% to 1.40%   3.40% to 4.91%
        2004                                 55,098  10.32 to 11.85     $633,789      0.80%   0.95% to 1.40%   6.09% to 7.65%

    Global Health Care Fund
        2008                                 98,289  8.40 to 9.33       $891,597      0.00%   0.95% to 1.40%   -30.32% to -29.30%
        2007                                124,466  12.05 to 13.25   $1,609,472      0.00%   0.95% to 1.40%   9.19% to 10.79%
        2006                                291,241  11.04 to 13.63   $3,414,611      0.00%   0.95% to 1.40%   2.79% to 4.22%
        2005                                197,687  10.74 to 13.17   $2,239,972      0.00%   0.95% to 1.40%   5.59% to 7.13%
        2004                                 88,390  10.14 to 10.85     $946,167      0.00%   0.95% to 1.40%   5.01% to 6.55%

    Basic Values Fund
        2008                                  1,740  4.75 to 4.97         $8,510      0.05%   0.85% to 1.45%   -53.62% to -52.84%
        2007                                 24,577  10.25 to 10.53     $258,682      0.69%   0.85% to 1.45%     n/a
        2006                                      -        -                  $0     n/a      0.85% to 1.45%     n/a

    Global Real Estate Fund
        2008                                 11,958  6.17 to 6.45        $75,360      3.43%   0.85% to 1.45%   -46.42% to -45.58%
        2007                                 27,052  11.54 to 11.89     $317,227     12.65%   0.85% to 1.45%     n/a
        2006                                      -        -                  $0     n/a      0.85% to 1.45%     n/a

    International Growth Fund
        2008                                 19,626  6.94 to 7.28       $139,997      0.25%   0.85% to 1.45%   -42.31% to -41.46%
        2007                                 48,217  12.09 to 12.43     $594,141      0.67%   0.85% to 1.45%   12.00% to 12.68%
        2006                                  9,134  10.99 to 11.03     $100,464      1.76%   0.85% to 1.45%   9.90% to 10.30%

    Mid Cap Core Equity Fund
        2008                                 13,994  7.51 to 7.84       $107,545      1.08%   0.85% to 1.45%   -30.41% to -30.06%
        2007                                 21,260  10.93 to 11.20     $235,811      0.10%   0.85% to 1.45%     n/a
        2006                                      -        -                  $0     n/a      0.85% to 1.45%     n/a

   LEVCO Series Trust
    Equity Value Fund
        2005                                    206      11.19            $2,307      0.09%   0.85% to 1.45%    6.98%
        2004                                    207      10.46            $2,169      1.65%   0.85% to 1.45%   12.15%

   J.P. Morgan Series Trust II
    Bond Portfolio
        2008                                612,246  8.04 to 9.87     $5,700,481      8.89%   0.95% to 1.40%   -18.49% to -16.75%
        2007                                598,326  9.87 to 11.86    $6,732,587      7.16%   0.95% to 1.40%   -1.14% to 0.36%
        2006                                563,408  10.14 to 11.81   $6,330,747      3.64%   0.95% to 1.40%   1.59% to 3.14%
        2005                                352,160  9.97 to 11.45    $3,847,233      2.71%   0.95% to 1.40%   0.38% to 1.84%
        2004                                140,047  10.22 to 11.25   $1,543,797      2.43%   0.95% to 1.40%   1.81% to 3.30%

    Small Company Portfolio
        2008                                 70,506  6.84 to 11.65      $643,237      0.21%   0.95% to 1.40%   -34.17% to -32.63%
        2007                                 91,537  10.39 to 17.47   $1,210,599      0.01%   0.95% to 1.40%   -8.70% to -6.57%
        2006                                 93,749  11.38 to 19.13   $1,364,533      0.00%   0.95% to 1.40%   11.21% to 13.89%
        2005                                 81,286  10.21 to 13.25   $1,046,207      0.00%   0.95% to 1.40%   0.72% to 2.44%
        2004                                 61,538  12.36 to 16.62     $782,569      0.00%   0.95% to 1.40%   23.84% to 25.96%

   Rydex Variable Trust
    Nova Fund
        2008                                 62,581  5.32 to 5.99       $365,183      0.24%   0.95% to 1.40%   -55.56% to -54.91%
        2007                                135,619  11.92 to 17.59   $1,777,904      2.04%   0.95% to 1.40%   -1.29% to 0.16%
        2006                                 51,136  12.03 to 17.47     $668,932      1.49%   0.95% to 1.40%   16.88% to 18.17%
        2005                                 33,937  10.29 to 11.23     $378,434      0.29%   0.95% to 1.40%   1.86% to 2.99%
        2004                                 29,486  10.59 to 10.90     $320,069      0.06%   0.95% to 1.40%   12.29% to 13.54%

    NASDAQ-100 Fund
        2008                                 22,053  7.12 to 9.92       $176,810      0.17%   0.95% to 1.40%   -43.30% to -42.46%
        2007                                 15,565  12.65 to 14.55     $217,537      0.09%   0.95% to 1.40%   15.01% to 16.70%
        2006                                  9,955  10.96 to 12.47     $121,670      0.00%   0.95% to 1.40%   3.59% to 4.79%
        2005                                 28,678  10.57 to 11.90     $330,607      0.00%   0.95% to 1.40%   -0.93% to 0.23%
        2004                                 18,438  10.67 to 11.88     $214,797      0.00%   0.95% to 1.40%   -2.18% to 8.31%

    U.S. Gov't Money Market Fund
        2008                                230,093  9.16 to 10.50    $2,296,079      0.82%   0.85% to 1.45%   -2.30% to 0.18%
        2007                                145,770  9.33 to 10.48    $1,483,977      8.83%   0.85% to 1.45%   0.76% to 2.85%
        2006                                165,366  9.26 to 10.19    $1,658,965      3.57%   0.85% to 1.45%   1.79% to 2.83%
        2005                                 31,496  9.51 to 9.91       $302,179      3.89%   0.95% to 1.40%   -0.05% to 1.05%
        2004                                 26,378  9.52 to 9.80       $253,699      0.01%   0.95% to 1.40%   -1.80% to -0.71%

    Inverse S&P 500 Strategy Fund
        2008                                153,349  7.85 to 11.91    $1,441,637      0.73%   0.95% to 1.40%   36.21% to 37.93%
        2007                                182,056  5.76 to 8.73     $1,246,814      4.93%   0.95% to 1.40%   -1.38% to -0.13%
        2006                                157,517  5.84 to 8.12     $1,084,903      9.69%   0.95% to 1.40%   -9.21% to -8.38%
        2005                                 82,799  6.57 to 8.91       $625,625      0.00%   0.95% to 1.40%   -2.29% to -1.71%
        2004                                 21,808  7.65 to 9.10       $168,312      0.00%   0.95% to 1.40%   -11.59% to -11.06%

    Inverse NASDAQ-100 Strategy Fund
        2008                                353,019  6.40 to 12.09    $2,605,403      0.56%   0.95% to 1.40%   44.80% to 46.62%
        2007                                238,017  4.42 to 7.89     $1,214,853      3.21%   0.95% to 1.40%   -13.22% to -12.13%
        2006                                208,961  5.09 to 9.07     $1,218,459      7.25%   0.95% to 1.40%   -3.26% to -2.48%
        2005                                155,500  5.37 to 6.04       $930,436      0.00%   0.95% to 1.40%   -0.28% to 0.32%
        2004                                 83,506  5.92 to 6.02       $498,864      0.00%   0.95% to 1.40%   -13.19% to -12.67%

    Inverse Government Long Bond Strategy
        2008                                 11,145  5.60 to 6.43        $66,006      0.19%   0.95% to 1.40%   -31.63% to -30.87%
        2007                                 76,040  8.15 to 9.40       $644,345      5.18%   0.95% to 1.40%   -6.46% to -5.42%
        2006                                 61,292  8.46 to 10.05      $551,726      4.20%   0.95% to 1.40%   4.44% to 7.13%
        2005                                 58,952  8.10 to 9.48       $493,205      0.00%   0.95% to 1.40%   -8.35% to -6.13%
        2004                                 40,064  8.83 to 8.97       $358,892      1.19%   0.95% to 1.40%   -11.67% to -10.25%

    Sector Rotation Fund
        2008                                229,673  8.47 to 10.06    $2,252,357      0.00%   0.95% to 1.40%   -42.03% to -41.30%
        2007                                136,715  14.59 to 17.13   $2,303,664      0.00%   0.95% to 1.40%   20.06% to 21.58%
        2006                                140,146  12.12 to 14.09   $1,947,239      0.00%   0.95% to 1.40%   9.50% to 10.34%
        2005                                 11,086  12.63 to 12.77     $140,761      0.00%   0.95% to 1.40%   12.08% to 12.64%
        2004                                  2,592  11.30 to 11.34      $29,334      0.00%   0.95% to 1.40%   13.02% to 13.39%

    Government Long Bond 1.2x Strategy
        2008                                 91,737  15.05 to 15.94   $1,432,811      2.68%   0.95% to 1.40%   41.98% to 43.49%
        2007                                 15,471  10.61 to 11.11     $166,732      7.61%   0.95% to 1.40%   7.59% to 8.73%
        2006                                  3,918  9.86 to 10.22       $39,663      2.87%   0.95% to 1.40%   -6.45% to -4.04%
        2005                                  3,858  10.54 to 10.65      $40,972      2.72%   0.95% to 1.40%   5.37% to 6.52%

    Dow 2x Strategy Fund
        2008                                      -        -                  $0      0.00%   0.85% to 1.45%     n/a
        2007                                  7,487  12.13 to 12.45      $92,271      0.00%   0.85% to 1.45%   6.11% to 6.44%
        2006                                 10,619  11.56 to 11.65     $123,294      0.15%   0.85% to 1.45%   15.60% to 16.50%

    NASDAQ-100 2x Strategy Fund
        2008                                    206  3.38 to 3.38           $694      0.00%   0.85% to 1.45%   -73.23% to -73.23%
        2007                                  4,920  12.56 to 12.83      $62,621      0.00%   0.85% to 1.45%   24.95% to 26.16%
        2006                                 11,676  10.05 to 10.13     $117,882      0.08%   0.85% to 1.45%   0.50% to 1.30%

    S&P 500 2x Strategy Fund
        2008                                  1,336  3.45 to 3.45         $4,611      0.00%   0.85% to 1.45%   -68.77% to -68.77%
        2007                                  7,343  10.98 to 11.26      $81,498      0.00%   0.85% to 1.45%   -2.31% to -0.88%
        2006                                  1,654  11.24 to 11.32      $18,607      1.80%   0.85% to 1.45%   12.40% to 13.20%

    Inverse Dow 2x Strategy Fund
        2008                                    447  11.91 to 11.91       $5,287      0.00%   0.85% to 1.45%     n/a
        2007                                200,044  7.49 to 7.67     $1,499,992      0.00%   0.85% to 1.45%   -11.67% to -10.40%
        2006                                449,359  8.48 to 8.56     $3,811,981      2.95%   0.85% to 1.45%   -15.20% to -14.40%

   ProFunds VP
    Access VP High Yield Fund
        2008                                170,541  9.46 to 9.76     $1,626,885     10.27%   0.85% to 1.45%   -7.56% to -7.01%
        2007                                132,117  10.23 to 10.36   $1,359,264      8.34%   0.85% to 1.45%    2.32%
        2006                                 33,761  10.06 to 10.11     $340,470      2.16%   0.85% to 1.45%   0.60% to 1.10%

    Asia 30
        2008                                343,564  7.74 to 8.13     $2,732,456      0.86%   0.85% to 1.45%   -52.36% to -51.46%
        2007                                150,329  16.24 to 16.74   $2,480,188      0.10%   0.85% to 1.45%   43.14% to 45.83%
        2006                                 50,295  11.34 to 11.48     $576,421      0.01%   0.85% to 1.45%   13.40% to 14.80%

    Banks
        2008                                 15,668  3.83 to 4.02        $61,364     25.00%   0.85% to 1.45%   -48.21% to -48.21%
        2007                                    874      7.55             $6,601      5.26%   0.85% to 1.45%   -33.71%
        2006                                    537      10.68            $5,728      0.01%   0.85% to 1.45%    6.80%

    Basic Materials
        2008                                 83,270  5.77 to 6.11       $493,004      0.89%   0.85% to 1.45%   -52.91% to -52.17%
        2007                                 43,055  12.44 to 12.80     $539,535      0.12%   0.85% to 1.45%   28.17% to 28.69%
        2006                                  2,610  9.89 to 9.92        $25,826      0.00%   0.85% to 1.45%   -1.10% to -0.80%

    Bear
        2008                                123,355  12.17 to 12.88   $1,548,508      0.40%   0.85% to 1.45%   35.85% to 37.28%
        2007                                  6,311  9.14 to 9.30        $58,119      4.20%   0.85% to 1.45%     n/a
        2006                                      -        -                  $0     n/a      0.85% to 1.45%     n/a

    Biotechnology
        2008                                  8,918  9.54 to 10.02       $86,875      0.00%   0.85% to 1.45%   -0.88% to 0.42%
        2007                                  3,534  9.76 to 9.98        $34,638      0.00%   0.85% to 1.45%   -3.80% to -3.65%
        2006                                    138  10.15 to 10.16       $1,405      0.00%   0.85% to 1.45%   1.50% to 1.60%

    Bull
        2008                                 20,170  6.45 to 6.67       $132,884      0.00%   0.85% to 1.45%   -39.21% to -39.12%
        2007                                 18,861  10.80 to 10.86     $204,524      0.14%   0.85% to 1.45%   0.83% to 0.98%
        2006                                 39,957  10.71 to 10.79     $429,651      0.00%   0.85% to 1.45%   7.10% to 7.90%

    Consumer Goods
        2008                                    446  8.04 to 8.22         $3,617     30.37%   0.85% to 1.45%     n/a
        2007                                    706  11.44 to 11.51       $8,087      0.59%   0.85% to 1.45%     n/a
        2006                                      -        -                  $0     n/a      0.85% to 1.45%     n/a

    Consumer Services
        2008                                    340  6.40 to 6.42         $2,185      0.00%   0.85% to 1.45%   -33.22% to -33.12%
        2007                                    317  9.58 to 9.60         $3,046      0.00%   0.85% to 1.45%   -10.70% to -10.57%
        2006                                    132  10.73 to 10.74       $1,405      0.00%   0.85% to 1.45%   7.30% to 7.40%

    Dow 30
        2008                                  4,573  7.61 to 7.83        $35,724      0.53%   0.85% to 1.45%     n/a
        2007                                  1,191      12.41           $14,782      0.07%   0.85% to 1.45%   10.41%
        2006                                  7,995  11.21 to 11.27      $89,881      0.00%   0.85% to 1.45%   12.10% to 12.70%

    Emerging Markets
        2008                                134,420  4.90 to 4.96       $663,484      0.03%   0.85% to 1.45%   -51.09% to -51.09%
        2007                                118,105      10.08        $1,190,766      0.00%   0.85% to 1.45%     n/a

    Europe 30
        2008                                  5,847  6.19 to 6.48        $37,067      2.28%   0.85% to 1.45%   -45.80% to -44.87%
        2007                                 10,092  11.42 to 11.75     $116,830      7.48%   0.85% to 1.45%   11.01% to 12.81%
        2006                                  7,425  10.30 to 10.41      $77,028      0.04%   0.85% to 1.45%   3.00% to 4.10%

    Falling U.S. Dollar
        2008                                 33,122  9.17 to 9.28       $303,931      0.01%   0.85% to 1.45%     n/a
        2007                                      -        -                  $0     n/a      0.85% to 1.45%     n/a

    Financials
        2008                                136,516  4.09 to 4.28       $563,595      1.61%   0.85% to 1.45%   -52.06% to -51.89%
        2007                                 65,277  8.54 to 8.71       $559,738      1.82%   0.85% to 1.45%   -21.32%
        2006                                  6,933  10.91 to 11.00      $75,657      0.00%   0.85% to 1.45%   9.10% to 10.00%

    Health Care
        2008                                161,382  7.92 to 8.42     $1,308,798      0.32%   0.85% to 1.45%   -26.61% to -26.36%
        2007                                100,227  10.91 to 11.24   $1,103,880      0.00%   0.85% to 1.45%    3.67%
        2006                                  7,016  10.63 to 10.69      $74,635      0.00%   0.85% to 1.45%   6.30% to 6.90%

    Industrials
        2008                                  3,186  6.21 to 6.42        $19,828      0.28%   0.85% to 1.45%   -42.31% to -41.58%
        2007                                  3,516  10.77 to 11.08      $38,054      0.00%   0.85% to 1.45%     n/a
        2006                                      -        -                  $0     n/a      0.85% to 1.45%     n/a

    International
        2008                                  2,283  5.25 to 5.34        $12,099     28.31%   0.85% to 1.45%     n/a
        2007                                      -        -                  $0     n/a      0.85% to 1.45%     n/a

    Internet
        2008                                 20,420  5.64 to 5.82       $115,647      0.00%   0.85% to 1.45%   -46.52% to -45.95%
        2007                                 17,586  10.58 to 10.89     $186,420      1.62%   0.85% to 1.45%     n/a
        2006                                      -        -                  $0     n/a      0.85% to 1.45%     n/a

    Japan
        2008                                 65,161  4.88 to 5.29       $344,642     10.78%   0.85% to 1.45%   -41.96% to -41.96%
        2007                                 20,635  9.11 to 9.16       $188,086     20.73%   0.85% to 1.45%   -11.81% to -11.50%
        2006                                 15,982  10.25 to 10.36     $165,495      0.00%   0.85% to 1.45%   2.50% to 3.60%

    Large-Cap Growth
        2008                                 46,257  6.79 to 7.07       $324,839      0.00%   0.85% to 1.45%   -37.27% to -36.67%
        2007                                 46,285  10.90 to 11.21     $514,296      0.00%   0.85% to 1.45%    4.88%
        2006                                  2,895      10.62           $30,738      0.00%   0.85% to 1.45%    6.20%

    Large-Cap Value
        2008                                 37,790  6.20 to 6.26       $235,542      1.33%   0.85% to 1.45%   -41.68% to -41.53%
        2007                                  8,203  10.66 to 10.75      $87,644      0.43%   0.85% to 1.45%   -1.80% to -1.40%
        2006                                 26,930  10.81 to 10.91     $292,871      0.00%   0.85% to 1.45%   8.10% to 9.10%

    Mid-Cap
        2008                                  1,025      6.00             $6,152      1.01%   0.85% to 1.45%     n/a
        2007                                      -        -                  $0     n/a      0.85% to 1.45%     n/a

    Mid-Cap Growth
        2008                                  8,137  6.18 to 6.38        $51,504      0.00%   0.85% to 1.45%   -40.12% to -39.97%
        2007                                 71,363  10.38 to 10.71     $752,104      0.00%   0.85% to 1.45%   9.36% to 9.52%
        2006                                  2,318  9.67 to 9.68        $22,439      0.00%   0.85% to 1.45%   -3.30% to -3.20%

    Mid-Cap Value
        2008                                 12,651  5.99 to 6.22        $77,820      0.00%   0.85% to 1.45%   -38.34% to -37.56%
        2007                                 24,955  9.73 to 10.01      $247,603      1.86%   0.85% to 1.45%   -2.18% to -1.04%
        2006                                  3,903  9.96 to 10.04       $39,179      0.04%   0.85% to 1.45%   -0.40% to 0.40%

    Money Market
        2008                              3,644,923  9.73 to 10.37    $36,756,488     0.47%   0.85% to 1.45%   -2.69% to -0.47%
        2007                              1,181,204  10.03 to 10.42   $12,092,204     6.23%   0.85% to 1.45%   0.17% to 2.31%
        2006                                 99,346  10.03 to 10.17   $1,002,360      3.25%   0.85% to 1.45%   0.30% to 1.70%

    Oil & Gas
        2008                                179,185  6.78 to 8.38     $1,449,233      0.00%   0.85% to 1.45%   -38.97% to -37.92%
        2007                                167,537  13.13 to 13.50   $2,224,050      0.00%   0.85% to 1.45%   28.93% to 29.97%
        2006                                  5,479  10.28 to 10.33      $56,387      0.00%   0.85% to 1.45%   2.80% to 3.30%

    NASDAQ-100
        2008                                 17,227  6.41 to 6.63       $111,549      0.00%   0.85% to 1.45%   -44.25%
        2007                                 13,106  11.55 to 11.85     $151,767      0.00%   0.85% to 1.45%   15.34%
        2006                                  5,715  10.16 to 10.21      $58,096      0.00%   0.85% to 1.45%   1.60% to 2.10%

    Pharmaceuticals
        2008                                  1,160  8.61 to 8.65        $10,002      1.52%   0.85% to 1.45%   -21.15% to -21.03%
        2007                                  1,287  10.92 to 10.95      $14,064      2.96%   0.85% to 1.45%    0.38%
        2006                                    223      10.91            $2,437      0.01%   0.85% to 1.45%    9.10%

    Precious Metals
        2008                                114,794  6.78 to 7.12       $796,192      3.33%   0.85% to 1.45%   -32.88% to -31.83%
        2007                                 92,297  10.18 to 10.44     $953,254      1.84%   0.85% to 1.45%   19.24% to 20.14%
        2006                                  6,556  8.60 to 8.64        $56,464      0.00%   0.85% to 1.45%   -14.00% to -13.60%

    Real Estate
        2008                                  2,068  5.26 to 5.43        $11,083      0.00%   0.85% to 1.45%   -43.06% to -42.37%
        2007                                 15,376  9.21 to 9.42       $142,186      1.79%   0.85% to 1.45%   -21.81 to -21.13%
        2006                                 11,739  11.87 to 11.95     $139,592      1.09%   0.85% to 1.45%   18.70 to 19.50%

    Rising Rates Opportunity
        2008                                 15,745  5.03 to 5.23        $81,177      3.69%   0.85% to 1.45%   -39.97% to -39.14%
        2007                                  7,056  8.41 to 8.65        $60,495     64.55%   0.85% to 1.45%   -7.04% to -6.66%
        2006                                  2,270  9.25 to 9.27        $20,989      0.03%   0.85% to 1.45%   -7.50% to -7.30%

    Semiconductor
        2008                                    176  4.64 to 4.64           $816      0.00%   0.85% to 1.45%     n/a
        2007                                    172      9.48             $1,633      0.00%   0.85% to 1.45%    4.81%
        2006                                  4,950  9.02 to 9.06        $44,681      0.00%   0.85% to 1.45%   -9.80% to -9.40%

    Short Dow 30
        2008                                  4,182  10.67 to 11.02      $45,384      0.44%   0.85% to 1.45%     n/a
        2007                                      -        -                  $0     n/a      0.85% to 1.45%     n/a
        2006                                      -        -                  $0     n/a      0.85% to 1.45%     n/a

    Short Emerging Markets
        2008                                    183      12.70            $2,322      0.16%   0.85% to 1.45%     n/a
        2007                                      -        -                  $0     n/a      0.85% to 1.45%     n/a

    Short International
        2008                                  1,134  13.72 to 13.76      $15,593      0.02%   0.85% to 1.45%     n/a
        2007                                      -        -                  $0     n/a      0.85% to 1.45%     n/a

    Short MidCap
        2008                                 50,054  12.01 to 12.69     $614,579      0.11%   0.85% to 1.45%     n/a
        2007                                      -        -                  $0     n/a      0.85% to 1.45%     n/a
        2006                                      -        -                  $0     n/a      0.85% to 1.45%     n/a

    Short NASDAQ-100
        2008                                 64,964  11.86 to 12.52     $787,309      0.32%   0.85% to 1.45%   44.50% to 44.72%
        2007                                 18,685  8.45 to 8.62       $160,943      3.48%   0.85% to 1.45%     n/a
        2006                                      -        -                  $0     n/a      0.85% to 1.45%     n/a

    Short Small-Cap
        2008                                 76,750  11.66 to 12.32     $914,786      0.40%   0.85% to 1.45%   20.83%
        2007                                    764      9.90             $7,560      4.16%   0.85% to 1.45%    1.78%
        2006                                  5,483  9.73 to 9.80        $53,546      0.00%   0.85% to 1.45%   -2.70% to -2.00%

    Small-Cap
        2008                                  9,677  5.89 to 6.13        $58,323      0.51%   0.85% to 1.45%   -36.69% to -36.56%
        2007                                  3,000  9.53 to 9.71        $28,846      0.12%   0.85% to 1.45%   -4.79% to -4.16%
        2006                                 85,977  9.97 to 10.07      $861,558      0.00%   0.85% to 1.45%   -0.30% to 0.70%

    Small-Cap Growth
        2008                                  3,180  6.21 to 6.42        $20,161      0.00%   0.85% to 1.45%   35.83%
        2007                                 14,157  9.77 to 10.01      $140,143      0.00%   0.85% to 1.45%   -1.83%
        2006                                    359      9.73             $3,498      0.00%   0.85% to 1.45%   -2.70%

    Small-Cap Value
        2008                                 18,045  5.82 to 6.30       $112,531      0.00%   0.85% to 1.45%   -32.91% to -32.06%
        2007                                  6,005  9.08 to 9.29        $55,558      0.00%   0.85% to 1.45%   -10.12% to -9.02%
        2006                                 10,525  10.12 to 10.20     $107,255      0.00%   0.85% to 1.45%   1.20% to 2.00%

    Technology
        2008                                109,427  6.14 to 6.35       $677,277      0.00%   0.85% to 1.45%   -46.06% to -45.38%
        2007                                 74,806  11.39 to 11.72     $856,280      0.00%   0.85% to 1.45%   11.29% to 12.26%
        2006                                  6,585  10.29 to 10.38      $67,807      0.00%   0.85% to 1.45%   2.90% to 3.80%

    Telecommunications
        2008                                 13,244  7.71 to 8.13       $105,624      9.47%   0.85% to 1.45%   -36.37% to -35.92%
        2007                                  3,528  12.35 to 12.57      $44,174      0.81%   0.85% to 1.45%   12.35% to 12.57%
        2006                                  4,786  11.76 to 11.86      $56,344      0.01%   0.85% to 1.45%   17.60% to 18.60%

    U.S. Government Plus
        2008                                 16,795  16.90 to 17.54     $290,233      1.21%   0.85% to 1.45%   46.84% to 47.43%
        2007                                  5,126  11.82 to 11.90      $60,715      2.74%   0.85% to 1.45%     n/a
        2006                                      -        -                  $0     n/a      0.85% to 1.45%     n/a

    UltraBull
        2008                                 19,004  3.52 to 3.62        $67,527      3.40%   0.85% to 1.45%   -68.19% to -67.85%
        2007                                 26,414  11.04 to 11.28     $293,661      0.79%   0.85% to 1.45%   -1.60% to -0.71%
        2006                                 12,179  11.25 to 11.31     $137,179      0.00%   0.85% to 1.45%   12.50% to 13.10%

    UltraMid-Cap
        2008                                 68,807  2.69 to 3.19       $214,672      2.63%   0.85% to 1.45%   -68.29% to -67.90%
        2007                                 30,158  9.65 to 9.93       $295,434      2.52%   0.85% to 1.45%   2.82% to 4.12%
        2006                                 95,330  9.36 to 9.47       $897,937      0.00%   0.85% to 1.45%   -6.40% to -5.30%

    UltraNASDAQ-100
        2008                                494,338  3.26 to 3.46     $1,666,194      0.00%   0.85% to 1.45%   -73.55% to -73.10%
        2007                                173,463  12.46 to 12.87   $2,200,943      0.00%   0.85% to 1.45%   25.74%
        2006                                  1,805      10.10           $18,224      0.00%   0.85% to 1.45%    1.00%

    UltraShort Dow30
        2008                                  6,611  13.40 to 13.69      $89,831     11.37%   0.85% to 1.45%     n/a
        2007                                      -        -                  $0     n/a      0.85% to 1.45%     n/a

    UltraShort NASDAQ-100
        2008                                 27,850  17.36 to 17.59     $485,785      2.47%   0.85% to 1.45%     n/a
        2007                                    833      9.80             $8,165      0.00%   0.85% to 1.45%     n/a

    UltraSmall-Cap
        2008                                 80,726  2.70 to 2.86       $225,087      0.99%   0.85% to 1.45%   -67.11% to -66.63%
        2007                                 35,465  8.36 to 8.57       $299,996      0.47%   0.85% to 1.45%     n/a
        2006                                      -        -                  $0     n/a      0.85% to 1.45%     n/a

    Utilities
        2008                                  7,762  8.82 to 9.23        $69,402      8.09%   0.85% to 1.45%   -32.82% to -31.66%
        2007                                 11,379  13.13 to 13.51     $150,868      0.47%   0.85% to 1.45%   12.53% to 13.61%
        2006                                 46,487  11.72 to 11.82     $545,070      0.00%   0.85% to 1.45%   17.20% to 18.20%

   Van Eck Worldwide Insurance Trust
    Worldwide Hard Assets Fund
        2008                                476,308  7.15 to 25.72    $9,533,690      0.38%   0.85% to 1.45%   -48.02% to -46.64%
        2007                                528,838  13.80 to 48.54   $20,156,629     0.10%   0.85% to 1.45%   40.76% to 43.98%
        2006                                394,139  9.86 to 33.95    $11,138,867     0.06%   0.85% to 1.45%   -1.40% to 23.33%
        2005                                277,847  13.55 to 27.72   $6,443,636      0.16%   0.95% to 1.40%   48.61% to 50.24%
        2004                                 99,218  12.45 to 16.61   $1,586,192      0.22%   0.95% to 1.40%   21.46% to 22.80%

    Worldwide Emerging Markets Fund
        2008                                170,422  7.61 to 15.74    $2,158,848      0.00%   0.95% to 1.40%   -65.95% to -65.11%
        2007                                238,513  22.03 to 46.28   $8,978,925      0.39%   0.95% to 1.40%   33.06% to 36.31%
        2006                                273,734  16.34 to 34.19   $7,680,258      0.37%   0.95% to 1.40%   36.22% to 38.20%
        2005                                 89,776  11.95 to 24.92   $1,851,439      0.42%   0.95% to 1.40%   29.33% to 30.75%
        2004                                 35,114  12.10 to 16.04     $556,621      0.19%   0.95% to 1.40%   23.33% to 24.70%

    Worldwide Bond Fund
        2008                                 62,748  11.00 to 15.11     $873,368      8.48%   0.95% to 1.40%   1.50% to 2.63%
        2007                                 34,174  10.83 to 14.72     $474,634      4.86%   0.95% to 1.40%   7.47% to 8.67%
        2006                                 28,977  10.07 to 13.55     $362,344      6.62%   0.95% to 1.40%   4.35% to 5.53%
        2005                                 21,599  9.67 to 12.84      $269,269      5.99%   0.95% to 1.40%   -4.99% to -3.95%
        2004                                 16,272  10.78 to 13.37     $215,311      3.08%   0.95% to 1.40%   6.93% to 8.12%

    Worldwide Real Estate Fund
        2008                                199,002  5.06 to 12.74    $1,435,883      5.57%   0.95% to 1.40%   -56.61% to -55.54%
        2007                                183,261  11.44 to 28.65   $3,480,080      0.99%   0.95% to 1.40%   -2.45% to -0.07%
        2006                                125,028  11.50 to 28.67   $2,673,648      1.14%   0.95% to 1.40%   28.15% to 25.15%
        2005                                 87,065  12.01 to 22.11   $1,822,059      2.00%   0.95% to 1.40%   18.56% to 19.87%
        2004                                 72,114  12.65 to 18.44   $1,317,507      0.41%   0.95% to 1.40%   33.44% to 34.92%

   Janus Aspen Series
    Growth and Income Portfolio
        2008                                 30,073  7.17 to 9.98       $287,516      0.79%   0.95% to 1.40%   -42.57% to -41.73%
        2007                                 40,934  12.44 to 17.12     $672,799      0.00%   0.95% to 1.40%   6.16% to 7.72%
        2006                                 32,765  11.67 to 15.90     $501,607      2.07%   0.95% to 1.40%   5.90% to 7.07%
        2005                                 19,694  11.02 to 14.85     $287,883      0.71%   0.95% to 1.40%   10.06% to 11.27%
        2004                                 12,798  10.88 to 13.35     $169,492      0.90%   0.95% to 1.40%   9.66% to 10.88%

   PIMCO Variable Insurance Trust
    Total Return Portfolio
        2008                              2,968,051  10.57 to 12.29   $34,987,198     4.66%   0.85% to 1.45%   1.08% to 3.80%
        2007                              2,778,423  10.46 to 11.84   $31,782,014     5.12%   0.85% to 1.45%   4.88% to 7.71%
        2006                              2,349,280  9.97 to 10.99    $25,087,201     4.46%   0.85% to 1.45%   0.20% to 2.90%
        2005                              1,423,526  9.93 to 10.68    $14,845,904     3.60%   0.95% to 1.40%   0.02% to 1.48%
        2004                                536,842  10.27 to 10.53   $5,595,939      1.90%   0.95% to 1.40%   2.39% to 3.89%

    Low Duration Portfolio
        2008                                215,399  9.38 to 10.90    $2,251,914      5.50%   0.85% to 1.45%   -3.95% to -1.36%
        2007                                119,635  9.77 to 11.05    $1,283,734      4.81%   0.85% to 1.45%   3.54% to 6.34%
        2006                                 74,616  9.43 to 10.39      $758,175      3.83%   0.85% to 1.45%   0.32% to 2.97%
        2005                                 74,785  9.40 to 10.09      $743,875      2.85%   0.95% to 1.40%   -1.03% to 0.06%
        2004                                 57,054  9.90 to 10.09      $569,018      1.79%   0.95% to 1.40%   -0.22% to 0.88%

    High Yield Portfolio
        2008                                593,773  7.61 to 10.24    $5,456,913      7.52%   0.85% to 1.45%   -26.04% to -24.24%
        2007                                510,428  10.43 to 13.51   $6,565,689      7.48%   0.85% to 1.45%   0.07% to 2.52%
        2006                                370,875  10.72 to 13.18   $4,747,553      6.64%   0.85% to 1.45%   5.51% to 8.03%
        2005                                235,670  10.10 to 12.20   $2,811,545      6.20%   0.95% to 1.40%   0.69% to 3.13%
        2004                                268,133  10.76 to 11.83   $3,124,701      5.13%   0.95% to 1.40%   5.18% to 8.50%

    Real Return Portfolio
        2008                                369,693  9.57 to 11.54    $3,985,026      5.88%   0.85% to 1.45%   -10.11% to -7.91%
        2007                                288,934  10.78 to 12.53   $3,493,905      4.69%   0.85% to 1.45%   6.97% to 9.58%
        2006                                245,471  9.94 to 11.44    $2,744,513      4.11%   0.85% to 1.45%   -2.60% to -0.26%
        2005                                214,050  10.07 to 11.47   $2,409,086      2.77%   0.95% to 1.40%   0.02% to 1.13%
        2004                                121,145  10.59 to 11.34   $1,362,695      1.20%   0.95% to 1.40%   6.70% to 7.88%

    All Asset Portfolio
        2008                                 76,942  9.14 to 9.57       $753,352      8.63%   0.85% to 1.45%   -17.53%
        2007                                    931      11.48           $10,693      7.45%   0.85% to 1.45%     n/a

   Goldman Sachs Variable Insurance Trust
    Structured Small Cap Equity Fund
        2008                                363,402  5.04 to 6.42     $2,251,894      0.70%   0.85% to 1.45%   -36.14% to -34.65%
        2007                                369,447  8.15 to 9.83     $3,526,618      1.06%   0.85% to 1.45%   -19.17% to -17.28%
        2006                                260,126  9.90 to 11.88    $3,021,598      1.29%   0.85% to 1.45%   8.75% to 11.13%
        2005                                125,686  10.07 to 10.69   $1,330,567      0.45%   0.95% to 1.40%   4.00% to 6.86%

    Growth and Income Fund
        2008                                 43,479  7.73 to 8.23       $352,852      2.07%   0.95% to 1.40%   -35.92% to -35.14%
        2007                                 45,450  12.04 to 12.69     $571,961      1.94%   0.95% to 1.40%   -0.53% to 0.53%
        2006                                 41,128  12.10 to 12.63     $516,031      1.88%   0.95% to 1.40%   20.16% to 21.56%
        2005                                 20,851  10.07 to 10.39     $216,287      1.78%   0.95% to 1.40%   3.57% to 3.93%

    Mid Cap Value Fund
        2008                                210,711  7.11 to 8.32     $1,713,790      1.34%   0.95% to 1.40%   -38.77% to -37.65%
        2007                                160,330  12.47 to 13.34   $2,104,830      1.22%   0.95% to 1.40%   0.74% to 2.22%
        2006                                 52,003  12.33 to 13.06     $670,680      1.39%   0.95% to 1.40%   13.85% to 15.17%
        2005                                 18,194  10.83 to 11.31     $202,882      0.71%   0.95% to 1.40%   12.46% to 13.40%

   Neuberger Berman Advisors Management Trust
    SmallCap Growth Portfolio
        2008                                 17,149  6.22 to 6.41       $108,804      0.00%   0.95% to 1.40%   -40.50% to -40.05%
        2007                                 20,560  10.46 to 10.70     $217,365      0.00%   0.95% to 1.40%   -1.19% to -0.44%
        2006                                 20,730  10.51 to 10.74     $220,995      0.00%   0.95% to 1.40%   3.52% to 4.17%
        2005                                 17,612  10.21 to 10.31     $183,670      0.37%   0.95% to 1.40%   2.09% to 3.05%

    Mid-Cap Growth Portfolio
        2008                                157,314  8.27 to 8.77     $1,362,686      0.00%   0.95% to 1.40%   -44.86% to -44.05%
        2007                                 94,100  14.96 to 15.67   $1,460,282      0.00%   0.95% to 1.40%   19.29% to 21.04%
        2006                                 20,875  12.49 to 12.95     $268,275      0.00%   0.95% to 1.40%   12.22% to 13.70%
        2005                                  3,139  11.13 to 11.39      $35,486      0.00%   0.95% to 1.40%   13.49% to 13.89%

    Regency Portfolio
        2008                                112,950  5.54 to 6.79       $746,416      0.08%   0.95% to 1.40%   -47.11% to -46.33%
        2007                                172,535  10.37 to 12.65   $2,132,570      0.13%   0.95% to 1.40%   0.84% to 2.32%
        2006                                 15,041  10.18 to 12.36     $182,975      1.57%   0.95% to 1.40%   8.92% to 10.16%
        2005                                  7,035  11.10 to 11.22      $81,016      0.07%   0.95% to 1.40%   11.03% to 12.24%

   Premier VIT
    NACM Small Cap Portfolio
        2008                                 52,274  5.95 to 7.14       $362,367      0.00%   0.95% to 1.40%   -43.03% to -42.19%
        2007                                 26,701  10.33 to 12.44     $312,404      0.00%   0.95% to 1.40%   -1.82% to -0.38%
        2006                                 22,835  10.41 to 12.62     $250,243      0.00%   0.95% to 1.40%   21.70% to 23.26%
        2005                                    867  9.54 to 9.55         $8,790      0.00%   0.95% to 1.40%   0.53% to 0.63%

    OpCap Renaissance Portfolio
        2008                                      -        -                  $0      1.42%   0.95% to 1.40%     n/a
        2007                                  1,103  10.87 to 11.04      $12,103      0.02%   0.95% to 1.40%   4.52% to 5.05%
        2006                                212,871  10.30 to 10.80   $2,230,227      0.01%   0.95% to 1.40%   8.99% to 10.58%
        2005                                  3,085  10.05 to 10.37      $29,448      0.00%   0.95% to 1.40%   -4.62% to -4.53%

   Credit Suisse Trust
    Global Small Cap Portfolio
        2008                                  8,878  4.65 to 4.86        $42,398      3.65%   0.85% to 1.45%   -48.65% to -47.79%
        2007                                  4,884  9.03 to 9.38        $45,218      0.00%   0.85% to 1.45%     n/a
        2006                                      -        -                  $0     n/a      0.85% to 1.45%     n/a

    Large Cap Value Portfolio
        2008                                 10,749  6.74 to 6.98        $74,494      3.00%   0.85% to 1.45%   -37.74% to -37.33%
        2007                                 11,248  10.92 to 11.14     $124,730      1.37%   0.85% to 1.45%   -0.39% to -0.19%
        2006                                 12,031  11.12 to 11.16     $133,890      0.10%   0.85% to 1.45%   11.20% to 11.60%

   Dreyfus Variable Investment Fund
    Appreciation Portfolio
        2008                                  9,316  7.70 to 8.06        $73,646      2.11%   0.85% to 1.45%   -32.22% to -31.08%
        2007                                  7,692  11.36 to 11.75      $89,543      1.64%   0.85% to 1.45%     n/a
        2006                                      -        -                  $0     n/a      0.85% to 1.45%     n/a

    International Value Portfolio
        2008                                 13,696  6.37 to 6.68        $89,666      2.36%   0.85% to 1.45%   -39.46% to -38.45%
        2007                                 22,091  10.55 to 10.85     $237,667      0.41%   0.85% to 1.45%   1.70% to 1.86%
        2006                                  3,756  10.56 to 10.57      $39,687      0.00%   0.85% to 1.45%   5.60% to 5.70%

    Socially Responsible Growth Fund
        2008                                      -        -                  $0     n/a      0.85% to 1.45%     n/a
        2007                                      -        -                  $0     n/a      0.85% to 1.45%     n/a
        2006                                      -        -                  $0     n/a      0.85% to 1.45%     n/a

   Direxion Insurance Trust
    Managed Bond Fund
        2008                                 66,521  9.83 to 10.07      $658,616      4.34%   0.85% to 1.45%   -0.10% to 0.75%
        2007                                 73,715  9.82 to 10.08      $730,031      2.40%   0.85% to 1.45%   -1.87% to -0.78%
        2006                                  8,160  10.06 to 10.14      $82,642      0.47%   0.85% to 1.45%   0.60% to 1.40%

    All-Cap Equity Fund
        2008                                101,638  6.92 to 7.09       $706,488      0.00%   0.85% to 1.45%   -24.96% to -24.32%
        2007                                220,319  9.69 to 9.95     $2,156,412      0.47%   0.85% to 1.45%   0.00% to 1.12%
        2006                                 44,013  9.74 to 9.81       $430,616      0.03%   0.85% to 1.45%   -2.60% to -1.90%

    HY Bond Fund
        2008                                127,858  8.24 to 8.73     $1,094,039      0.67%   0.85% to 1.45%   -12.21% to -11.37%
        2007                                 47,580  9.69 to 9.85       $464,137      3.24%   0.85% to 1.45%     n/a
        2006                                      -        -                  $0     n/a      0.85% to 1.45%     n/a

   Van Kampen Life Investment Trust
    Growth and Income Portfolio
        2008                                 11,222  7.01 to 7.23        $79,445      1.93%   0.85% to 1.45%   -34.36% to -33.86%
        2007                                  5,355  10.70 to 10.84      $57,681      1.91%   0.85% to 1.45%     n/a
        2006                                      -        -                  $0     n/a      0.85% to 1.45%     n/a

   Van Kampen Universal Institutional Funds
    Emerging Markets Debt Portfolio
        2008                                  1,634  9.28 to 9.32        $15,211      2.73%   0.85% to 1.45%   -16.79% to -16.67%
        2007                                 12,845  11.15 to 11.26     $143,678      9.00%   0.85% to 1.45%   4.12% to 4.28%
        2006                                  1,780  10.71 to 10.72      $19,084      0.00%   0.85% to 1.45%   7.10% to 7.20%

    Emerging Markets Equity Portfolio
        2008                                 27,199  6.23 to 6.53       $174,359      0.00%   0.85% to 1.45%   -58.11% to -57.41%
        2007                                 24,876  14.92 to 15.37     $376,592      0.62%   0.85% to 1.45%   37.46% to 38.29%
        2006                                 19,866  11.04 to 11.11     $220,426      0.02%   0.85% to 1.45%   10.40% to 11.10%

    Mid Cap Growth Portfolio
        2008                                  9,000  5.98 to 6.18        $54,675      3.68%   0.85% to 1.45%   -48.50% to -47.90%
        2007                                 20,574  11.64 to 11.97     $244,319      0.00%   0.85% to 1.45%     n/a
        2006                                      -        -                  $0     n/a      0.85% to 1.45%     n/a

    U.S. Mid Cap Value Portfolio
        2008                                    588  6.37 to 6.44         $3,762      3.01%   0.85% to 1.45%     n/a
        2007                                  1,457  11.28 to 11.49      $16,485      0.42%   0.85% to 1.45%     n/a
        2006                                      -        -                  $0     n/a      0.85% to 1.45%     n/a

    U.S. Real Estate Portfolio
        2008                                  3,321  5.88 to 6.08        $19,894      1.41%   0.85% to 1.45%   -40.02% to -39.29%
        2007                                 13,796  9.82 to 10.10      $138,157      0.83%   0.85% to 1.45%   -19.04% to 18.92%
        2006                                  8,191  12.29 to 12.36     $100,767      0.00%   0.85% to 1.45%   22.90% to 23.60%

   Northern Lights Variable Trust
    Adaptive Allocation Portfolio
        2008                              1,739,883  7.69 to 7.78     $13,528,700     0.41%   0.85% to 1.45%   -19.62% to 19.06%
        2007                              1,707,612  9.57 to 9.61     $16,411,138     0.00%   0.85% to 1.45%   -4.30% to -3.90%


        *   The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets.  This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.  The recognition of investment income is affected by the timing of the declaration of dividends.

        **  The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

        *** The Total Return is calculated as the change in the unit value of the underlying portfolio, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  For newly introduced portfolios, the total return for the first year is calculated as the percentage change from inception to the end of the period.


                                     Part C

                                OTHER INFORMATION

Item 24.

(a)  Financial Statements


Financial statements are included in Part B of the Registration Statement


(b)  Exhibits:


     (1)  Resolution of the Board of Directors of Midland National Life Insurance Company authorizing establishment of Separate
          Account C  (3)

     (2)  Not Applicable

     (3)  (a) Principal Underwriting Agreement between Midland National Life Insurance Company and Sammons Securities (6)

          (b) Registered Representative Contract  (16)

     (4)  (a) Form of Flexible Premium Deferred Variable Annuity Contract (6)
          (b) Form of the Bonus Credit Rider (12)
          (c) Form of the Surrender Charge Rider (12)
          (d) Form of the Minimum Premium Rider (12)
          (e) Form of the Guaranteed Minimum Death Benefit Rider (12)
          (f) Form of the Higher Education Rider (12)
          (g) Form of the Estate Planning Rider (12)
          (h) Form of the Charitable Remainder Trust Endorsement (12)
          (i) Form of the Guaranteed Minimum Withdrawal Benefit Rider (10)
          (j) Form of the Guaranteed Income 5 Rider (13)
          (k) Form of the Guaranteed Income Select Rider (13)
          (l) Form of the contract's Additional Benefits Provided By Endorsement Or Rider Page for Guaranteed Income 5 and
              Guaranteed Income Select Riders (13)

     (5)  (a) Form of Application for Flexible Premium Deferred Variable Annuity Contract (17)

     (6)  (a) Articles of Incorporation of Midland National Life Insurance Company (3)

          (b) By-laws of Midland National Life Insurance Company  (3)

     (7)      Form of Reinsurance Agreement for contracts issued under this Registration Statement. (8)

     (8)  (a) Form of Participation Agreement between Midland National Life Insurance Company and Fidelity VIP I and VIP II.
              (14)

          (b) Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund,
              and Variable Products Fund II.  (2)

          (c) Form of Participation Agreement between Midland National Life Insurance Company and Fidelity VIP III. (15)

          (d) Form of Participation Agreement between Midland National Life Insurance Company and American Century
              Investment Services Inc. (15)

          (e) Form of Participation Agreement between Midland National Life Insurance Company and Massachusetts Financial
              Variable  Insurance Trusts. (4)

          (f) Form of Participation Agreement between Midland National Life Insurance Company and Lord Abbett Series Funds,
              Inc. (4)

          (g) Form of Participation Agreement between Midland National Life Insurance Company and Fred Alger Management,
              Inc.  (5)

          (h) Amendments to Participation Agreement for Lord Abbett Series Funds, Inc.  (1)

          (i) Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund III.
              (5)

          (j) Form of Participation Agreement between Midland National Life Insurance Company and Van Eck Associates
              Corporation. (6)

          (k) Form of Participation Agreement between Midland National Life Insurance Company and Pacific Investment
              Management Company LLC. (7)

          (l) Form of Participation Agreement between Midland National Life Insurance Company and Rydex Global Advisors. (8)

          (m) Form of Participation Agreement between Midland National Life Insurance Company and J.P. Morgan Investment
              Management, Inc. (8)

          (n) Form of Participation Agreement between Midland National Life Insurance Company and Calvert Asset
              Management Company, Inc. (8)

          (o) Form of Participation Agreement between Midland National Life Insurance Company and Janus Capital
              Management LLC. (8)

          (p) Amendments to Participation Agreement between Midland National Life Insurance Company and Van Eck.  (8)

          (q) Amendment to Participation Agreement between Midland National Life Insurance Company and Rydex Global
              Advisors.  (9)

          (r) Amendment to Participation Agreement between Midland National Life Insurance Company and Van Eck.  (10)

          (s) Form of Participation Agreement between Midland National Life Insurance Company and Goldman Sachs Variable
              Insurance Trust.  (11)

          (t) Form of Participation Agreement between Midland National Life Insurance Company and PIMCO Advisors VIT.  (11)

          (u) Form of Participation Agreement between Midland National Life Insurance Company and Neuberger Berman
              Advisers Management Trust.  (11)

          (v) Form of Participation Agreement between Midland National Life Insurance Company and AIM Distributors, Inc. (18)

          (w) Form of Premier VIT Novation Agreement to PIMCO Participation Agreement. (19)

          (x) AIM Fund Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between Midland National Life
              Insurance Company and A I M Investment Services, Inc.   (20)

          (y) Rule 22c-2 Agreement between Midland National Life Insurance Company and Fred Alger & Company, Inc.   (20)

          (z) Shareholder Information Agreement between Midland National Life Insurance Company and American Century
              Investment Services, Inc.   (20)

          (aa)Rule 22c-2 Agreement between Midland National Life Insurance Company Calvert Distributors, Inc.   (20)

          (bb)SEC Rule 22c-2 Amendment to Participation Agreement between Midland National Life Insurance Company and Fidelity
              Distributors Corporation.   (20)

          (cc)Variable Annuity Shareholder Information Agreement between Midland National Life Insurance Company and Goldman
              Sachs Variable Insurance Trust.  (20)

          (dd)SEC Rule 22c-2 Amendment to Participation Agreement between Midland National Life Insurance Company and J.P.
              Morgan Investment Management, Inc  (20)

          (ee)SEC Rule 22c-2 Supplement to Participation Agreement between Midland National Life Insurance Company and Janus
              Capital Management LLC.  (20)

          (ff)Rule 22c-2 Agreement between Midland National and Lord Abbett Distributor LLC.  (20)

          (gg)Rule 22c-2 Shareholder Information Agreement between Midland National and MFS Fund Distributors Inc.  (20)

          (hh)Rule 22c-2 Shareholder Information Access Agreement between Midland National and Neuberger Berman Management
              Inc.  (20)

          (ii)Rule 22c-2 Amendment to Participation Agreement between Midland National and Allianz Global Investors Distributors,
              Inc., principal underwriters for Premier VIT and PIMCO Variable Insurance Trust.  (20)

          (jj)Rule 22c-2 Agreement between Midland National and Rydex Distributors, Inc.  (20)

          (kk)Shareholder Information Agreement between Midland National and Van Eck Securities Corporation.  (20)

     (9)  (a) Opinion and Consent of Counsel (21)
          (b) Power of Attorney (21)

     (10) (a) Consent of Sutherland Asbill & Brennan, LLP (21)
          (b) Consent of Independent Registered Public Accounting Firm (21)

     (11) Not Applicable

     (12) Not Applicable

     (13) Performance Data Calculations  (8)



----------------------
(1)    Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form S-6 on August 31, 1999 (File No.
       333-80975)
(2)    Incorporated herein by reference to Pre-Effective Amendment No. 2 for Form S-6 on April 23, 1997 (File No. 333-14061)
(3)    Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on February 23, 1998 (File No.
       33-64016).
(4)    Incorporated herein by reference to Post-Effective Amendment No. 9 for Form N-4 on April 30, 1999 (File No. 33-64016)
(5)    Incorporated herein by reference to Post-Effective Amendment No. 6 for Form S-6 on February 15, 2001 (File No.
       333-14061)
(6)    Incorporated herein by reference to Pre-Effective Amendment No. 1   for Form N-4 on January 14, 2002 (File No.
       333-71800)
(7)    Incorporated herein by reference to Post-Effective Amendment No. 11 for Form N-6 on April 29, 2003 (File No. 333-14061)
(8)    Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on April 28, 2003 (File No. 333-71800)
(9)    Incorporated herein by reference to Post-Effective Amendment No. 1 for Form N-4 on April 29, 2004 (File No. 333-108437)
(10)   Incorporated herein by reference to Post-Effective Amendment No. 5 for form N-4 on November 24, 2004 (File No.
       333-108437)
(11)   Incorporated herein by reference to Post-Effective Amendment No. 6 for Form N-4 on April 29, 2005 (File No. 333-108437)
(12)   Incorporated herein by reference to Post-Effective Amendment No. 7 for Form N-4 on June 23, 2005 (File No. 333-71800)
(13)   Incorporated herein by reference to Post-Effective Amendment No. 9 for Form N-4 on November 30, 2005 (File No.
       333-71800)
(14)   Incorporated herein by reference to Initial N-4 Filing on June 7, 1993 (File 33-64016)
(15)   Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on April 29, 1997 (File No. 33-64016)
(16)   Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form N-4 on December 15, 2004 (File No.
       333-119088)
(17)   Incorporated herein by reference to Initial Filing for Form N-4 on September 2, 2003 (File No. 333-108437)
(18)   Incorporated herein by reference to Post-Effective Amendment No. 6 for Form N-6 on April 26, 2006 (File No. 333-58300)
(19)      Incorporated herein by reference to Post-Effective Amendment No. 10 for Form N-4 on April 28, 2006 (File No.
       333-108437).
(20)      Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-4 on April 28, 2008 (File No.
       333-108437)
(21)   Filed herewith
(22)   To be filed by amendment

Item 25. Directors and Officers of the Depositor

--------------------------------------------------------------------- -----------------------------------------------------
Name and Principal Business Address*                                  Position and Offices with Depositor
--------------------------------------------------------------------- -----------------------------------------------------

Michael M. Masterson***.........................................      Chief Executive Officer - Chairman, Director

--------------------------------------------------------------------- -----------------------------------------------------

John J. Craig II***.............................................      Senior Vice President - Director, Chief Financial
                                                                      Officer & Treasurer

--------------------------------------------------------------------- -----------------------------------------------------
Robert W. Korba.................................................      Director
--------------------------------------------------------------------- -----------------------------------------------------
David E. Sams...................................................      Director
--------------------------------------------------------------------- -----------------------------------------------------

Steven C. Palmitier***..........................................      President and Chief Operating Officer - Director

--------------------------------------------------------------------- -----------------------------------------------------
Stephen P. Horvat, Jr***.....................................         Senior Vice President - Legal
--------------------------------------------------------------------- -----------------------------------------------------
Donald T. Lyons..............................................         Senior Vice President and Corporate Actuary
--------------------------------------------------------------------- -----------------------------------------------------
Melody R. J. Jensen..........................................         Vice President, General Counsel and Secretary
--------------------------------------------------------------------- -----------------------------------------------------
Thomas C. Stavropoulos.......................................         Vice President and Chief Compliance Officer
--------------------------------------------------------------------- -----------------------------------------------------
Gary J. Gaspar***...............................................      Senior Vice President and Chief Information Officer
--------------------------------------------------------------------- -----------------------------------------------------
Esfandyar E. Dinshaw**..........................................      President, Annuity Division - Director
--------------------------------------------------------------------- -----------------------------------------------------
Gary W. Helder..................................................      Vice President, Administration
--------------------------------------------------------------------- -----------------------------------------------------
Robert W. Buchanan..............................................      Vice President, New Business and Underwriting
--------------------------------------------------------------------- -----------------------------------------------------
Timothy A. Reuer................................................      Vice President, Product Development
--------------------------------------------------------------------- -----------------------------------------------------

Robert R. Tekolste..............................................      Executive Vice President

--------------------------------------------------------------------- -----------------------------------------------------
Teresa A. Silvius***............................................      Assistant Vice President Variable Compliance &
                                                                      38a-1 CCO
--------------------------------------------------------------------- -----------------------------------------------------
Gregory S. Helms................................................      2nd Vice President, Policy Administration
--------------------------------------------------------------------- -----------------------------------------------------
Cindy Reed**....................................................      Senior Vice President and Chief Marketing Officer,
                                                                      Annuity Division
--------------------------------------------------------------------- -----------------------------------------------------
Ronald J. Markway**.............................................      Vice President, New Business - Annuity Division
--------------------------------------------------------------------- -----------------------------------------------------
Michael L. Yanacheak**..........................................      2nd Vice President, Product Development, Annuity
                                                                      Division
--------------------------------------------------------------------- -----------------------------------------------------

Teri L. Ross**..................................................      2nd Vice President, Annuity New Business,
                                                                      Annuity Division

--------------------------------------------------------------------- -----------------------------------------------------
Richard T. Hicks................................................      Assistant Vice President, Policy Administration
--------------------------------------------------------------------- -----------------------------------------------------
Randy D Shaull..................................................      Associate Actuary - Product Development
--------------------------------------------------------------------- -----------------------------------------------------

* Unless noted otherwise, the principal business address for each officer and director is One Sammons Plaza, Sioux Falls, SD 57193-9991

** Annuity Division, 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266 *** 525 W. Van Buren, Chicago, IL 60607

Item 26.

Persons Controlled by or Under Common Control With the Depositor.

The Depositor, Midland National Life Insurance Company (Midland) is an indirect subsidiary of Sammons Enterprises, Inc. The Registrant is a segregated asset account of Midland. Sammons Enterprises, Inc. is owned by The Charles A. Sammons 1987 Charitable Remainder Trust Number Two. Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI) are:

  ----------------------------------------------------------- -------------------------- -------------------------
                                                                                            Percent Of Voting
  Name                                                        Jurisdiction                   Securities Owned
  ----------------------------------------------------------- -------------------------- -------------------------
  Sammons Capital, Inc.                                       Delaware                         100% by SEI
  ----------------------------------------------------------- -------------------------- -------------------------
  Consolidated Investment Services, Inc. (CISI)               Nevada                           100% by SEI
  ----------------------------------------------------------- -------------------------- -------------------------
  MH Imports, Inc                                             Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------

  Mykonos 6420 LP                                             Texas                         85% by MH Imports
                                                                                                   Inc.

  ----------------------------------------------------------- -------------------------- -------------------------
  Sammons Financial Group, Inc. (SFG)                         Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  Midland National Life Insurance Company (MNL)               Iowa                             100% by SFG
  ----------------------------------------------------------- -------------------------- -------------------------
  SFG Reinsurance Company                                     South Carolina                   100% by MNL
  ----------------------------------------------------------- -------------------------- -------------------------
  North American Company for Life and Health Insurance        Iowa                             100% by SFG
  (NACOLAH)
  ----------------------------------------------------------- -------------------------- -------------------------
  NACOLAH Ventures, L.L.C.                                    Delaware                        99% by NACOLAH
                                                                                                1% by SFG
  ----------------------------------------------------------- -------------------------- -------------------------
  Parkway Mortgage, Inc.                                      Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  Sammons Corporation                                         Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  Otter, Inc.                                                 Oklahoma                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  Cathedral Hill Hotel, Inc.                                  Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  Sammons Power Development, Inc. (SPDI)                      Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  Gila Bend Power Partners,  L.L.C.                           Delaware                         50% by SPDI
  ----------------------------------------------------------- -------------------------- -------------------------
  Sammons Distribution Holdings, Inc. (SDHI)                  Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------

  Sammons CTP, Inc.
  Merged into SDHI January 15, 2009

  ----------------------------------------------------------- -------------------------- -------------------------
  Sammons VPC, Inc.                                           Delaware                         100% by SDHI
  ----------------------------------------------------------- -------------------------- -------------------------
  Opus 5949 LLC                                               Texas                           75% by Sammons
                                                                                                VPC, Inc.
  ----------------------------------------------------------- -------------------------- -------------------------
  Sammons BW, Inc.                                            Delaware                         100% by SDHI
  ----------------------------------------------------------- -------------------------- -------------------------
  Briggs Equipment Mexico, Inc.                               Delaware                         100% by BEI
  ----------------------------------------------------------- -------------------------- -------------------------
  Briggs Equipment, Inc. (BEI)                                Delaware                         100% by CISI
  Incorporated June 25, 2007
  ----------------------------------------------------------- -------------------------- -------------------------
  Briggs International, Inc. (BII)                            Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  Briggs Equipment UK Limited                                 United Kingdom                   100% by BII
  ----------------------------------------------------------- -------------------------- -------------------------
  Montecargas Yale de Mexico S. A. de C.V. (YALESA)           Mexico                            99% by BEI
                                                                                                1% by BEMI
  ----------------------------------------------------------- -------------------------- -------------------------
  Briggs Equipment S.A. de C.V. (BESA)                        Mexico                            99% by BEI
                                                                                                 1% BEMI
  ----------------------------------------------------------- -------------------------- -------------------------
  Briggs Construction Equipment, Inc.                         Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  Crestpark LP, Inc.                                          Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  Sammons Venture Properties, Inc.                            Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  Sammons Realty Corporation (SRC)                            Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  SRI Ventures, LLC                                           Delaware                          99% by SRC
  ----------------------------------------------------------- -------------------------- -------------------------
  Sammons Income Properties, Inc.                             Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  GBH Venture Co., Inc.                                       Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  The Grove Park Inn Resort, Inc.  (GPIRI)                    Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  GPI Ventures, LLC                                           Delaware                        100% by GPIRI
  ----------------------------------------------------------- -------------------------- -------------------------
  Sammons Securities, Inc. (SSI)                              Delaware                         100% by SFG
  ----------------------------------------------------------- -------------------------- -------------------------

  Sammons Securities Company, L.L.C.                          Delaware                          67% by SSI

  ----------------------------------------------------------- -------------------------- -------------------------
  Herakles Investments, Inc. (HII)                            Delaware                         100% by CISI
  ----------------------------------------------------------- -------------------------- -------------------------
  Sponsor Investments, L.L.C.                                 Texas                             75% by HII
  ----------------------------------------------------------- -------------------------- -------------------------
  SG Reliant Investors, LLC                                   Delaware                        80% by NACOLAH
                                                                                              Ventures, LLC
  ----------------------------------------------------------- -------------------------- -------------------------

  1900 Capital, Inc. f/k/a  Remedy, Inc.                      Delaware                          100% CISI
  Name changed November 25, 2008

  ----------------------------------------------------------- -------------------------- -------------------------

  Environment Plastic Solutions, Inc.                         Delaware                          100% CISI
  Incorporated December 22, 208

  ----------------------------------------------------------- -------------------------- -------------------------

  Sage Assets, Inc.                                           Delaware                          100% CISI
  Incorporated December 22, 2008

  ----------------------------------------------------------- -------------------------- -------------------------

Item 27. Number of Contract Owners


National Advantage - As of April 29, 2009  -

          2384  Non-Qualified
          4568  Qualified

..

Item 28. Indemnification

Midland National Life Insurance Company indemnifies actions against all officers, directors, and employees to the full extent permitted by Iowa law. This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative. Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29a. Relationship of Principal Underwriter to Other Investment Companies

In addition to Midland National Life Separate Account C, Sammons Securities Company LLC, the principal underwriter of the Registrant, is also the principal underwriter for flexible premium variable life insurance contracts issued through Midland National Life Separate Account A.


Item 29b. Principal Underwriters

The directors and principal officers of Sammons Securities Company LLC are as follows:

                 ----------------------------------------------- -----------------------------------------
                 Name and Principal                              Positions and Offices with
                 Business Address*                               Sammons Securities Company, LLC
                 ----------------------------------------------- -----------------------------------------

                 Steve Palmitier                                 Chief Executive Officer
                 One Sammons Plaza,

                 Sioux Falls, SD 57193-9991
                 ----------------------------------------------- -----------------------------------------

                 Jerome S. Rydell                                Vice Chairman

                 ----------------------------------------------- -----------------------------------------
                 Michael Masterson                               Chairman
                 525 West Van Buren
                 Chicago, IL  60607
                 ----------------------------------------------- -----------------------------------------

                 John A. McClellan                               Vice President Chief Compliance
                                                                 Officer

                 ----------------------------------------------- -----------------------------------------

                 Cindy Reed                                      President
                 Annuity Division, 4601 Westown Parkway,
                 Suite 300, West Des Moines, IA 50266

                 ----------------------------------------------- -----------------------------------------

                 Jan R. Elcock                                   Vice President Compliance &
                 One Sammons Plaza,                              Operations

                 Sioux Falls, SD 57193-9991
                 ----------------------------------------------- -----------------------------------------

                 Matt Stahr                                      Vice President Chief Marketing Officer
                 Annuity Division, 4601 Westown Parkway,
                 Suite 300
                 West Des Moines, IA 50266

                 ----------------------------------------------- -----------------------------------------

                 Brandon D. Rydell                               Vice -President Chief Financial Officer


                 ----------------------------------------------- -----------------------------------------

* Unless otherwise indicated, the address of each executive officer of Sammons Securities Company LLC is: 4261 Park Road, Ann Arbor MI 48103.

Item 29c. Compensation of Principal Underwriters

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant with respect to these Contracts (File No. 333-71800) during the Registrant's last fiscal year:

---------------------------- ------------------------- ------------------------ --------------------- ---------------------
            (1)                        (2)                       (3)                    (4)                   (5)
                                 Net Underwriting
     Name of Principal            Discounts and           Compensation on            Brokerage               Other
                                                                         -
        Underwriter                Commissions*              Redemption             Commissions          Compensation**
---------------------------- ------------------------- ------------------------ --------------------- ---------------------
    Sammons Securities              $2,964,257                   0                      0                   $173,599
       Company, LLC
---------------------------- ------------------------- ------------------------ --------------------- ---------------------

*     Represents commissions paid on the National Advantage variable annuities.
** Represents an underwriting fee paid to Sammons Securities Company for all of Midland Nationals variable annuity contracts under Separate Account C. In exchange for the underwriting fee, Sammons Securities Company provides various administrative services. Examples of the services provided include registered representative training sessions, tracking and notification firm element training, attendance at Annual Compliance Meetings, and continuing education required by FINRA to maintain licensing for all affiliated registered representatives licensed with Midland National.

Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Midland National Life Insurance Company at 4601 Westown Parkway, Suite 300, West Des Moines, IA 50266 and 525 West Van Buren, Chicago, IL 60607.

Item 31. Management Services

No management related services are provided to the Registrant, except as discussed in Parts A and B.

Item 32. Undertakings and Representations

(a) A post-effective amendment to this registration statement will be filed as frequently as is necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Any application to purchase a contract offered by the prospectus will include a space that an applicant can check to request a Statement of Additional Information.

(c) Any Statement of Additional Information and any financial statements required to be made available under this form will be delivered promptly upon written or oral request.

(d) Midland National Life Insurance Company represents that all fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and the risk assumed by Midland National Life Insurance Company.

Section 403(b) Representation

Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Midland National Life Separate Account C, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Chicago, Illinois this 29th day of April, 2009.

                                                            By:  MIDLAND NATIONAL LIFE
                                                                 SEPARATE ACCOUNT A (REGISTRANT)

Attest:  /s/ *                                              By:  /s/*
        ----------------------------------------------------     -----------------------------------------------
                                                                              MICHAEL M. MASTERSON
                                                                            Chairman of the Board

                                                            By:  MIDLAND NATIONAL LIFE
                                                                 INSURANCE COMPANY (DEPOSITOR)

Attest:  /s/ *                                              By:  /s/*
        ----------------------------------------------------     -----------------------------------------------
                                                                              MICHAEL M. MASTERSON
                                                                            Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated.

              Signatures                                                  Title

/s/  *                                                      Chairman of the Board of Directors,
-------------------------------------                       Director, Chief Executive Officer
      MICHAEL M. MASTERSON                                  (Principal Executive Officer)



/s/  *                                                      President, Director
-------------------------------------                       Annuity Division

      Esfandyar E. Dinshaw

/s/  *                                                      Senior Vice President, Director
-------------------------------------                       Chief Financial Officer
      JOHN J. CRAIG, II                                     (Principal Financial & Accounting Officer)





/s/  *                                                      Director, President and Chief Operating Officer
------------------------------------                        Life Division
      STEVEN C. PALMITIER


/s/  *                                                      Director, President of Sammons Enterprises, Inc.
-----------------------------------

      ROBERT W. KORBA


/s/  *                                                      Director
-----------------------------------

      DAVID E. SAMS


*By:  /s/_______________________________________                Date:  April 29, 2009
                                                                       --------------

                   Teresa A. Silvius
                   Attorney-in-Fact
                   Pursuant to Power of Attorney

                                                    Registration No. 333-71800


                                                  POST EFFECTIVE AMENDMENT NO. 16




-----------------------------------------------------------------------------------------------------------------------------------

                                                   SECURITIES AND EXCHANGE COMMISSION
                                                         WASHINGTON, D.C. 20549


-----------------------------------------------------------------------------------------------------------------------------------



                                                             EXHIBITS

                                                                TO

                                                             FORM N-4

                                                      REGISTRATION STATEMENT

                                                               UNDER

                                                    THE SECURITIES ACT OF 1933

                                                                FOR

                                             MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C

                                                                AND

                                              MIDLAND NATIONAL LIFE INSURANCE COMPANY



-----------------------------------------------------------------------------------------------------------------------------------


                                                           EXHIBIT INDEX



---------------------------- ----------------------------------------------------------------------------------------------
     Item                         Exhibit
---------------------------- ----------------------------------------------------------------------------------------------
     24(b)(9)(a)                  Opinion and Consent of Counsel
---------------------------- ----------------------------------------------------------------------------------------------
     24(b)(9)(b)                  Power of Attorney
---------------------------- ----------------------------------------------------------------------------------------------
     24(b)(10)(a)                 Consent of Sutherland Asbill & Brennan, LLP
---------------------------- ----------------------------------------------------------------------------------------------
     24(b)(10)(b)                 Consent of Independent Registered Public Accounting Firm
---------------------------- ----------------------------------------------------------------------------------------------

April 29, 2009




The Board of Directors
Midland National Life Insurance Company
Des Moines, Iowa

Gentlemen:


With reference to the Registration Statement for Midland National Life Separate Account C filed on form N-4 (File number 333-71800 Amendment No. 16) with the Securities and Exchange Commission covering flexible premium deferred variable annuity policies, I have examined such documents and such law as I considered necessary and appropriate, and on the basis of such examination, it is my opinion that:


1. Midland National Life Insurance Company is duly organized and validly existing under the laws of the State of Iowa and has been duly authorized to issue individual flexible premium deferred variable annuity contracts by the Department of Insurance of the State of Iowa.

2. The Midland National Life Insurance Company Separate Account C is a duly authorized and existing separate account established pursuant to the provisions of the Iowa Statutes.

3. The flexible premium deferred variable annuity contracts, when issued as contemplated by said Form N-4 Registration Statement, will constitute legal, validly issued and binding obligations of Midland National Life Insurance Company.

I hereby consent to the filing of this opinion as an Exhibit to said N-4 Registration Statement.


Sincerely,

/s/


Stephen P. Horvat, Jr.
Senior Vice President - Legal

                                POWER OF ATTORNEY

      The undersigned directors and officers of Midland National Life Insurance Company, an Iowa corporation (the "Company"), hereby constitute and appoint Stephen P. Horvat Jr., and Teresa A. Silvius, and each of them (with full power to each of them to act alone), his true and lawful attorney-in-fact and agent, with full power of substitution to each, for him and on his behalf and in his name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 (33-16354; 33-76318; 333-14061; 333-14081; 333-80975; 333-58300; 333-148111; 333-148824;
333-153825; 333-119088; 333-108437; 333-71800; 33-64016; 333-128910; 333-128978;
333-148008) and under the Investment Company Act of 1940 (811-05271; 811-07772)
with respect to any life insurance or annuity policies: registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and him or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.



IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this ________ day of_________________________________2009.


SIGNATURE                            DATE              SIGNATURE                            DATE


/s/                                 1/19/09             /s/                                1/19/09

------------------------------------ -------           ---------------------------------------------
Michael M. Masterson                                   John J. Craig II



  /s/                                1/19/09             /s/                                1/19/09
------------------------------------ -------           ------------------------------------ -------
Steven C. Palmitier                                    Esfandyar E. Dinshaw



                    [Sutherland Asbill & Brennan Letterhead]






                                 April 29, 2009




Midland National Life Insurance Company
One Sammons Plaza
Sioux Falls, SD  57193

                   RE:      National Advantage Variable Annuity
                            Form N-4, File No. 333-71800

Gentlemen:

      We hereby consent to the reference to our name under the caption "Legal Matters" in the Statement of Additional Information filed as part of the Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 filed by Midland National Life Insurance Company Separate Account C for certain variable annuity contracts (File No. 333-71800). In giving this consent, we do not admit that we are in the category of persons whose consent is required under
Section 7 of the Securities Act of 1933.

                                Very truly yours,

                                SUTHERLAND ASBILL & BRENNAN LLP



                                By:  /s/ Frederick R. Bellamy
                                     -----------------------------------------
                                          Frederick R. Bellamy

            CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



We hereby consent to the use in this Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 (File No. 333-71800 and 811-07772) of our report dated April 21, 2009, relating to the financial statements and financial highlights of the Midland National Life Separate Account C and the report dated March 25, 2009, relating to the financial statements of the Midland National Life Insurance Company, which appear in such Registration Statement. We also consent to the references to us under the headings "Financial Statements" and "Financial Matters" in such Registration Statement.








PricewaterhouseCoopers LLP





Milwaukee, Wisconsin
April 29, 2009